AZL BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments

March 31, 2019 (Unaudited)

Shares		Fair Value
Common Stocks (56.7%):
Aerospace & Defense (1.9%):
317	Boeing Co. (The)	$120,910
411	Dassault Aviation SA	606,325
14	Lockheed Martin Corp.	4,202
138	Northrop Grumman Corp.	37,205
13,070	Raytheon Co.	2,379,786
1,123	Rolls-Royce Holdings plc	13,262
12,089	Safran SA	1,658,552
16,580	United Technologies Corp.	2,136,996

		6,957,238

Air Freight & Logistics (0.0%†):
1,566	C.H. Robinson Worldwide, Inc.^	136,226
111	United Parcel Service, Inc., Class B	12,403

		148,629

Airlines (0.8%):
744	American Airlines Group, Inc.^	23,629
39,282	Azul SA, ADR*^	1,147,428
483	Delta Air Lines, Inc.	24,947
55,100	Japan Airlines Co., Ltd.	1,941,213
573	United Continental Holdings, Inc.*	45,714

		3,182,931

Auto Components (1.0%):
48,683	Cheng Shin Rubber Industry Co., Ltd.	66,219
92	Compagnie Generale des Establissements Michelin SCA, Class B	10,904
28,400	Denso Corp.	1,109,985
2,500	Exedy Corp.	54,381
20,700	Koito Manufacturing Co., Ltd.	1,178,319
141	Lear Corp.	19,135
2,300	Stanley Electric Co., Ltd.	62,068
19,700	Toyota Industries Corp.	990,791

		3,491,802

Automobiles (1.0%):
1,500	BAIC Motor Corp., Ltd., Class H	980
6,000	Dongfeng Motor Corp., Class H	6,008
927	Fiat Chrysler Automobiles NV	13,859
63,600	Fuji Heavy Industries, Ltd.	1,454,037
983	General Motors Co.	36,469
3,548	Hero MotoCorp, Ltd.	130,877
3,960	Maruti Suzuki India, Ltd.	381,864
600	Mitsubishi Motors Corp.	3,200
38,800	Suzuki Motor Corp.	1,721,121

		3,748,415

Banks (2.8%):
68,436	ABN AMRO Group NV	1,544,935
23,000	Agricultural Bank of China, Ltd., Class A	10,606
2,896	Banco Bilbao Vizcaya Argentaria SA	16,559
573	Banco Santander Brasil SA	6,436
2,303	Bank of America Corp.	63,540
7,000	Bank of China, Ltd.	3,174
3,442	Barclays plc	6,953
34	BB&T Corp.^	1,582
29,000	China Citic Bank Co., Ltd.	18,471
11,000	China Construction Bank	9,430
9,247	Citigroup, Inc.	575,348
5,872	Criteria Caixacorp SA	18,352
271	Danske Bank A/S	4,760
1,416	Fifth Third Bancorp	35,712
511	Grupo Financiero Banorte SAB de C.V.	2,779
826	Hana Financial Holdings Group, Inc.	26,488
155,769	HSBC Holdings plc	1,268,361

Shares		Fair Value
Common Stocks, continued
Banks, continued
68,000	Industrial & Commercial Bank of China, Ltd, Class H	$49,806
1,329	Industrial Bank of Korea (IBK)	16,450
27,898	JPMorgan Chase & Co.	2,824,115
360	KB Financial Group, Inc.	13,305
85	KeyCorp	1,339
4,700	Mitsubishi UFJ Financial Group, Inc.	23,331
70,100	PT Bank Central Asia Tbk	136,763
1,341	Shinhan Financial Group Co., Ltd.	49,681
2,280	Societe Generale	66,089
100	Sumitomo Mitsui Financial Group, Inc.	3,500
20,804	SunTrust Banks, Inc.	1,232,637
1,381	Turkiye Is Bankasi AS, Class C	1,366
2,742	U.S. Bancorp	132,137
1,530	Unicredit SpA	19,627
6,800	United Overseas Bank, Ltd.	126,411
64,282	Wells Fargo & Co.	3,106,105

		11,416,148

Beverages (0.4%):
65	Anheuser-Busch InBev NV	5,455
546	Carlsberg A/S, Class B	68,237
4,000	China Resources Enterprises, Ltd.	16,839
2,644	Compania Cervecerias Unidas SA, ADR	77,892
242	Diageo plc	9,896
7,800	Jiangsu Yanghe Brewery Joint-Stock Co., Ltd., Class A	151,690
4,500	Kweichow Moutai Co., Ltd.	574,313
12,700	Luzhou Laojiao Co., Ltd.	126,012
89	Monster Beverage Corp.*	4,858
1,582	PepsiCo, Inc.	193,874
2,000	Tsingtao Brewery Co., Ltd., Class H	9,438
9,400	Wuliangye Yibin Co., Ltd., Class A	133,107

		1,371,611

Biotechnology (0.6%):
1,082	AbbVie, Inc.	87,198
622	Amgen, Inc.	118,168
2,845	Biogen Idec, Inc.*	672,501
24,683	Gilead Sciences, Inc.	1,604,642

		2,482,509

Building Products (0.2%):
4,203	Compagnie de Saint-Gobain SA	152,447
5,300	Daikin Industries, Ltd.	622,731
1,287	Fortune Brands Home & Security, Inc.	61,274
3,075	Masco Corp.	120,878
4,100	Nichias Corp.	81,505

		1,038,835

Capital Markets (0.6%):
740	Ameriprise Financial, Inc.	94,794
100	B3 SA- Brasil Bolsa Balcao	820
631	Bank of New York Mellon Corp. (The)	31,821
29,628	Charles Schwab Corp. (The)	1,266,894
30	Deutsche Boerse AG	3,846
494	Goldman Sachs Group, Inc. (The)	94,843
22,821	Morgan Stanley	963,046
2,866	Natixis	15,345
229	State Street Corp.	15,070

		2,486,479

Chemicals (2.3%):
14,208	Air Products & Chemicals, Inc.	2,713,159
14,000	Daicel Chemical Industries, Ltd.	152,375

See accompanying notes to the schedules of portfolio investments.

AZL BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments

March 31, 2019 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Chemicals, continued
24,650	DowDuPont, Inc.	$1,314,092
1,292	Evonik Industries AG	35,173
33,000	Formosa Chemicals & Fibre Corp.	120,110
37,000	Formosa Plastics Corp.	131,647
5,000	Hitachi Chemical Co., Ltd.	111,222
893	Huntsman Corp.	20,084
5,400	Kuraray Co., Ltd.	68,849
556	LG Chem, Ltd.	179,596
45,000	Nan Ya Plastics Corp.	115,331
10,400	Nitto Denko Corp.	548,387
599	Nutrien, Ltd.	31,595
70,700	PTT Global Chemical Public Co., Ltd.	149,990
16,800	Shin-Etsu Chemical Co., Ltd.	1,413,398
60,000	Sinopec Shanghai Petrochemical Co., Ltd., Class H	28,586
5,700	Sumitomo Chemical Co., Ltd.	26,613
11,000	Toagosei Co., Ltd.	116,704
83,300	Toray Industries, Inc.	533,588
29,300	Ube Industries, Ltd.	604,463

		8,414,962

Commercial Services & Supplies (0.2%):
3,229	Country Garden Services Holdings Co., Ltd.	6,013
13,424	KAR Auction Services, Inc.	688,786
220	Waste Management, Inc.	22,860

		717,659

Communications Equipment (0.0%†):
2,763	Cisco Systems, Inc.	149,174
5,768	Nokia OYJ	32,809
2,660	Telefonaktiebolaget LM Ericsson, Class B^	24,410

		206,393

Construction & Engineering (0.3%):
2,853	Eiffage SA	274,265
200	Kajima Corp.	2,957
14,100	Kinden Corp.	234,136
1,900	Kyudenko Corp.	59,775
3,500	Maeda Road Construction Co., Ltd.	68,206
3,400	Nippo Corp.	63,506
4,300	Okumura Corp.	136,836
17,700	Toda Corp.	109,110

		948,791

Construction Materials (0.0%†):
1,500	Anhui Conch Cement Co., Ltd., Class A	8,537
4,500	Anhui Conch Cement Co., Ltd., Class H	27,485
10,613	Cemex SAB de C.V.*	4,960
32,000	China Resources Cement Holdings, Ltd.	33,018
10,400	Siam Cement PCL	158,052

		232,052

Consumer Finance (0.0%†):
694	Ally Financial, Inc.	19,078
301	Capital One Financial Corp.	24,589
490	Discover Financial Services	34,868

		78,535

Containers & Packaging (0.0%†):
331	Packaging Corp. of America	32,895

Distributors (0.0%†):
3,500	Canon Marketing Japan, Inc.	69,020

Shares		Fair Value
Common Stocks, continued
Diversified Consumer Services (0.3%):
5,905	New Oriental Education & Technology Group, Inc., ADR*	$531,982
14,235	TAL Education Group, ADR*	513,599

		1,045,581

Diversified Financial Services (0.1%):
1,194	Berkshire Hathaway, Inc., Class B*	239,863
123,000	Fubon Financial Holdings Co., Ltd.	183,483

		423,346

Diversified Telecommunication Services (1.6%):
178	AT&T, Inc.	5,582
13,794	Cellnex Telecom SA*	404,818
46,888	Cellnex Telecom SAU^	1,376,042
8,000	China Communications Services Corp., Ltd.	7,150
237,000	Chunghwa Telecom Co., Ltd.	841,699
78,000	HKT Trust & HKT, Ltd.	125,402
3,000	Nippon Telegraph & Telephone Corp.	127,539
60,100	Singapore Telecommunications, Ltd.	134,131
556,049	Telecom Italia SpA*^	345,869
47,157	Telecom Italia SpA	26,855
48,372	Verizon Communications, Inc.	2,860,236

		6,255,323

Electric Utilities (1.2%):
7	American Electric Power Co., Inc.	586
6,509	CEZ	153,015
22,000	CK Infrastructure Holdings, Ltd.	180,612
16,500	CLP Holdings, Ltd.	191,461
155,245	Enel SpA	993,531
2,730	Eversource Energy	193,694
2,653	Exelon Corp.	132,995
4,851	FirstEnergy Corp.	201,850
7,000	Hongkong Electric Holdings, Ltd.	48,554
11,444	NextEra Energy, Inc.	2,212,354
521	Scottish & Southern Energy plc	8,071
3,945	Xcel Energy, Inc.	221,748

		4,538,471

Electrical Equipment (0.8%):
352	Eaton Corp. plc	28,357
26,155	Emerson Electric Co.	1,790,833
4,700	GS Yuasa Corp.	92,535
3,900	Mabuchi Motor Co., Ltd.	136,197
86,300	Mitsubishi Electric Corp.	1,113,770
193	Rockwell Automation, Inc.^	33,864

		3,195,556

Electronic Equipment, Instruments & Components (0.4%):
2,108	ALPS Electric Co., Ltd.	44,196
1,880	Corning, Inc.	62,228
2,100	Hitachi, Ltd.	68,242
60,320	Hon Hai Precision Industry Co., Ltd.	144,456
6,800	Japan Aviation Electronics Industry, Ltd.	94,997
200	Keyence Corp.	124,975
22,200	Murata Manufacturing Co., Ltd.	1,110,197
17	Samsung Electro-Mechanics Co., Ltd., Series L	1,564

		1,650,855

Energy Equipment & Services (0.0%†):
492	Helmerich & Payne, Inc.^	27,336
2,479	Schlumberger, Ltd.	108,010

		135,346

See accompanying notes to the schedules of portfolio investments.

AZL BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments

March 31, 2019 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Entertainment (0.3%):
282	Ncsoft Corp.	$123,434
334	Tencent Music Entertainment Group, ADR*	6,045
55	Vivendi Universal SA	1,594
394	Walt Disney Co. (The)	43,746
186,643	Zynga, Inc.*	994,807

		1,169,626

Equity Real Estate Investment Trusts (1.0%):
595	American Tower Corp.	117,251
3,003	Equinix, Inc.	1,360,839
14,676	Equity Residential Property Trust	1,105,396
13,500	Link REIT (The)	157,868
9,983	Stockland Trust Group	27,316
4,256	Unibail-Rodamco-Westfield^	697,606
915	Vornado Realty Trust	61,708
4,327	Welltower, Inc.	335,775
6,629	Weyerhaeuser Co.	174,608

		4,038,367

Food & Staples Retailing (0.0%†):
700	Aeon Co., Ltd.	14,666
175	Costco Wholesale Corp.	42,375
122	E-Mart Co., Ltd.	18,505
6,789	Jeronimo Martins SGPS SA	100,174
933	Koninklijke Ahold Delhaize NV	24,839
196	Kroger Co. (The)	4,822
1,900	Seven & I Holdings Co., Ltd.	71,711
354	Sysco Corp.	23,633
1,009	Wal-Mart Stores, Inc.	98,407

		399,132

Food Products (2.2%):
75,400	Ajinomoto Co., Inc.	1,206,668
42,956	Angel Yeast Co., Ltd., Class A	173,099
40,984	Danone SA	3,160,842
2,390	Mondelez International, Inc., Class A	119,309
6	Nestle India, Ltd.	949
35,358	Nestle SA, Registered Shares	3,375,303
4,000	Tingyi (Caymen Is) Holding Corp.^	6,593
80,000	Uni-President Enterprises Corp.	194,721
170,000	Want Want China Holdings, Ltd.	141,185
28,000	WH Group, Ltd.	29,957

		8,408,626

Gas Utilities (0.4%):
3,500	Beijing Enterprises Holdings, Ltd.	19,861
4,000	China Resources Gas Group, Ltd.	18,853
50,300	Tokyo Gas Co., Ltd.	1,361,174

		1,399,888

Health Care Equipment & Supplies (1.3%):
1,721	Abbott Laboratories	137,577
1,558	Baxter International, Inc.	126,681
160	Edwards Lifesciences Corp.*	30,613
18,400	HOYA Corp.	1,217,745
29	Intuitive Surgical, Inc.*	16,547
70,024	Koninklijke Philips Electronics NV	2,856,270
671	Medtronic plc	61,115
39,600	Olympus Co., Ltd.	430,680
748	Stryker Corp.	147,744
500	Sysmex Corp.	30,337

		5,055,309

Health Care Providers & Services (3.2%):
4,100	Alfresa Holdings Corp.	116,855
12,035	Anthem, Inc.	3,453,804
502	Cardinal Health, Inc.^	24,171
31,304	CVS Health Corp.	1,688,225
20,337	DaVita, Inc.*	1,104,096

Shares		Fair Value
Common Stocks, continued
Health Care Providers & Services, continued
24,529	Fresenius SE & Co. KGaA	$1,366,144
7,848	HCA Healthcare, Inc.	1,023,222
154	Humana, Inc.	40,964
348	McKesson Corp.	40,737
4,600	Medipal Holdings Corp.	109,424
26,613	NMC Health plc	792,552
99,260	Notre Dame Intermedica Participacoes SA	831,646
1,900	Suzuken Co., Ltd.	110,134
3,992	UnitedHealth Group, Inc.	987,062

		11,689,036

Hotels, Restaurants & Leisure (0.5%):
881	Carnival Corp., Class A^	44,684
51,500	Genting Singapore, Ltd.	39,609
261	McDonald’s Corp.	49,564
530	Royal Caribbean Cruises, Ltd.	60,749
400	Sands China, Ltd.	2,010
15,301	Sodexo SA	1,685,068
1,080	Starbucks Corp.	80,287
662	Wyndham Worldwide Corp.	26,804
3,548	Yum China Holdings, Inc.	159,341
530	Yum! Brands, Inc.	52,899

		2,201,015

Household Durables (0.1%):
2,630	Berkeley Group Holdings plc (The)	126,430
1,616	Coway Co., Ltd.	134,418
602	LG Electronics, Inc.	39,825
1,600	Panasonic Corp.	13,848
1,600	Sony Corp.	67,355

		381,876

Household Products (0.7%):
37,592	Colgate-Palmolive Co.	2,576,555
890	Procter & Gamble Co. (The)	92,605
500	Unicharm Corp.	16,575

		2,685,735

Independent Power and Renewable Electricity Producers (0.2%):
1,736	AES Corp. (The)	31,387
11,000	Cgn Power Co., Ltd., Class H	3,068
1,000	China Longyuan Power Group Corp.	696
12,793	NextEra Energy Partners LP^	596,665
716	NRG Energy, Inc.	30,416
7,532	Vistra Energy Corp.	196,058

		858,290

Industrial Conglomerates (0.1%):
13,000	Citic, Ltd.	19,408
19,500	Fosun International, Ltd.	33,102
2,492	General Electric Co.	24,895
3,800	Jardine Matheson Holdings, Ltd.	237,205
1,400	Toshiba Corp.	44,627

		359,237

Insurance (1.1%):
101,000	Cathay Financial Holding Co., Ltd.	147,218
6,959	Chubb, Ltd.	974,816
2,345	Hartford Financial Services Group, Inc. (The)	116,593
2,962	Manulife Financial Corp.	50,098
28,564	Marsh & McLennan Cos., Inc.	2,682,160
740	MetLife, Inc.	31,502
12,631	Old Mutual, Ltd.^	19,163
179	Progressive Corp. (The)	12,904
315	Prudential Financial, Inc.	28,942
286	Reinsurance Group of America, Inc.	40,606

See accompanying notes to the schedules of portfolio investments.

AZL BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments

March 31, 2019 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Insurance, continued
173	Swiss Re AG	$16,916
700	T&D Holdings, Inc.	7,381
1,225	Travelers Cos., Inc. (The)	168,021

		4,296,320

Interactive Media & Services (2.4%):
51	Alphabet, Inc., Class A*	60,021
4,664	Alphabet, Inc., Class C*	5,472,319
191	Baidu, Inc., ADR*	31,486
8,560	Facebook, Inc., Class A*	1,426,866
267	Sina Corp.*	15,817
44,400	Tencent Holdings, Ltd.	2,041,647
3,300	Yahoo! Japan Corp.	8,095

		9,056,251

Internet & Direct Marketing Retail (1.3%):
4,673	Alibaba Group Holding, Ltd., ADR*^	852,589
1,866	Amazon.com, Inc.*	3,322,880
28	Booking Holdings, Inc.*	48,857
921	eBay, Inc.	34,206
426	Expedia, Inc.	50,694
43,800	Start Today Co., Ltd.	831,470

		5,140,696

IT Services (0.7%):
440	Accenture plc, Class C	77,448
18	Adyen NV*	14,117
89	Alliance Data Systems Corp.	15,573
196	Automatic Data Processing, Inc.	31,309
292	Cognizant Technology Solutions Corp., Class A	21,155
966	DXC Technology Co.	62,123
309	Fidelity National Information Services, Inc.	34,948
8,221	FleetCor Technologies, Inc.*	2,027,217
100	Fujitsu, Ltd.	7,243
771	Global Payments, Inc.^	105,257
1,660	HCL Technologies, Ltd.	26,066
1,482	Infosys, Ltd.	15,895
609	International Business Machines Corp.	85,930
623	MasterCard, Inc., Class A	146,685
591	Paychex, Inc.^	47,398
503	PayPal Holdings, Inc.*	52,232
63	Samsung SDS Co., Ltd.	13,042
601	Tata Consultancy Services, Ltd.	17,372
287	VeriSign, Inc.*	52,108
1,064	Visa, Inc., Class A^	166,186

		3,019,304

Life Sciences Tools & Services (0.0%†):
105	Agilent Technologies, Inc.	8,440
105	Illumina, Inc.*	32,622
531	Thermo Fisher Scientific, Inc.	145,346

		186,408

Machinery (0.7%):
266	Caterpillar, Inc.	36,040
133	Cummins, Inc.	20,997
1,778	Doosan Bobcat, Inc.	48,453
14,340	Dover Corp.	1,345,092
6,900	Hino Motors, Ltd.	58,292
12,424	Knorr-Bremse AG*	1,233,807
700	Mitsubishi Heavy Industries, Ltd.	29,120
1,062	Sandvik AB	17,264
5,300	Sany Heavy Industry Co., Ltd.	10,122

		2,799,187

Shares		Fair Value
Common Stocks, continued
Media (2.9%):
7,864	Charter Communications, Inc., Class A*^	$2,728,099
108,355	Comcast Corp., Class A(b)	4,332,032
660	Grupo Televisa SAB	1,462
15,329	I-Cable Communications, Ltd.*	203
2,426	Liberty Broadband Corp., Class A*	222,319
10,278	Liberty Broadband Corp., Class C*	942,904
919	Liberty Global plc, Series C*	22,249
31,604	Liberty Global plc, Class A*	787,572
8,555	Liberty SiriusXM Group, Class A*	326,630
14,336	Liberty SiriusXM Group, Class C*	548,209
9	MultiChoice Group, Ltd.*	75
8,500	Nippon Television Holdings, Inc.	127,704
1,936	Omnicom Group, Inc.	141,309
549	Publicis Groupe SA	29,447
76,761	RAI Way SpA	396,248
6,400	TV Asahi Holdings Corp.	112,720
60	WPP plc	636

		10,719,818

Metals & Mining (0.7%):
10,000	Angang Steel Co., Ltd.	7,311
233	BHP Billiton, Ltd.	6,365
12,500	China Hongqiao Group, Ltd.	9,419
2,100	DOWA Mining Co.	69,213
8,311	Glencore International plc	34,560
232	Goldcorp, Inc.	2,655
400	JFE Holdings, Inc.	6,803
54	Kumba Iron Ore, Ltd.	1,613
34,557	Newcrest Mining, Ltd.	624,275
31,781	Newmont Mining Corp.	1,136,806
683	POSCO	152,759
254	Rio Tinto, Ltd.	17,713
726	Southern Copper Corp.^	28,808
1,399	Teck Cominco, Ltd., Class B	32,373
18,200	Tokyo Steel Manufacturing Co., Ltd.	158,385
216	Vale SA	2,810
27,245	Wheaton Precious Metals Corp.	648,603
2,700	Yamato Kogyo Co., Ltd.	73,885
42,000	Zijin Mining Group Co., Ltd.	17,388
3,100	Zijin Mining Group Co., Ltd.	1,616

		3,033,360

Multiline Retail (0.5%):
18,070	Dollar Tree, Inc.*	1,898,073
434	Kohl’s Corp.^	29,846
436	Target Corp.	34,993

		1,962,912

Multi-Utilities (0.3%):
3,879	AGL Energy, Ltd.	59,969
707	CenterPoint Energy, Inc.	21,705
3,632	CMS Energy Corp.	201,721
2,077	Engie Group	30,981
4,206	National Grid plc	46,761
6,922	Sempra Energy^	871,203

		1,232,340

Oil, Gas & Consumable Fuels (6.5%):
1,221	Anadarko Petroleum Corp.	55,531
776	Chevron Corp.	95,588
31,100	China Petroleum & Chemical Corp., Class A	26,598
78,000	China Petroleum & Chemical Corp., Class H	61,516
11,500	China Shenhua Energy Co., Ltd.	26,276
24,000	CNOOC, Ltd.	44,845
39,839	Coal India, Ltd.	136,324
450	ConocoPhillips Co.	30,033

See accompanying notes to the schedules of portfolio investments.

AZL BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments

March 31, 2019 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Oil, Gas & Consumable Fuels, continued
709	Devon Energy Corp.	$22,376
51,852	Enbridge, Inc.	1,878,190
1,874	ENI SpA	33,101
51,176	Exxon Mobil Corp.	4,135,021
941	Fieldwood Energy LLC*(c)	32,935
3,485	Fieldwood Energy LLC*(c)	121,975
26,000	Formosa Petrochemical Corp.	97,514
3,472	Hindustan Petroleum Corp., Ltd.	14,232
97	Husky Energy, Inc.	962
1,073	Imperial Oil, Ltd.	29,294
21,244	Marathon Petroleum Corp.	1,271,453
399	Occidental Petroleum Corp.	26,414
40,040	Oil & Natural Gas Corp., Ltd.	92,365
27,651	ONEOK, Inc.	1,931,146
10,000	PetroChina Co., Ltd., Class H	6,484
1,155	Phillips 66	109,921
93,741	Reliance Industries, Ltd.	1,841,313
18,946	Royal Dutch Shell plc, Class A, ADR	1,185,830
1,571	Royal Dutch Shell plc, Class A	49,355
101,841	Royal Dutch Shell plc, Class A	3,194,759
1,571	Royal Dutch Shell plc, Class B	49,649
11,903	Snam SpA	61,223
1,325	S-Oil Corp.	104,587
634	Statoil ASA	13,899
56,431	Suncor Energy, Inc.	1,829,087
47,500	Thai Oil Public Co., Ltd.	104,150
554	Total SA, ADR	30,830
43,760	TransCanada Corp.	1,965,631
434	Valero Energy Corp.	36,816
127,558	Williams Cos., Inc. (The)	3,663,466
12,000	Yanzhou Coal Mining Co.	11,785

		24,422,474

Paper & Forest Products (0.1%):
386,370	Quintis Pty, Ltd.*(a)(c)	194,742

Personal Products (0.0%†):
18	Estee Lauder Co., Inc. (The), Class A	2,980
39	L’Oreal SA	10,495
500	Shiseido Co., Ltd.	36,193

		49,668

Pharmaceuticals (2.7%):
239	Allergan plc	34,992
1,071	Aspen Pharmacare Holdings, Ltd.	6,910
56,700	Astellas Pharma, Inc.	850,842
17,741	Bayer AG, Registered Shares	1,146,424
1,490	Bristol-Myers Squibb Co.	71,088
200	Eisai Co., Ltd.	11,251
2,785	GlaxoSmithKline plc	57,767
1,395	Gw Pharmaceuticals, ADR*	235,155
32,170	Johnson & Johnson Co.	4,497,045
600	Kyowa Hakko Kogyo Co., Ltd.	13,078
2,334	Merck & Co., Inc.	194,119
200	Mitsubishi Tanabe Pharma Corp.	2,675
607	Mylan NV*	17,202
7,261	Novo Nordisk A/S, Class B	380,205
1,400	Ono Pharmaceutical Co., Ltd.	27,534
400	Otsuka Holdings Co., Ltd.	15,814
61,294	Pfizer, Inc.	2,603,156
68	Roche Holding AG	18,750
4,039	Sanofi-Aventis SA	357,119
100	Shionogi & Co., Ltd.	6,202
200	Takeda Pharmacuetical Co., Ltd.	8,187
327	Zoetis, Inc.	32,919

		10,588,434

Shares		Fair Value
Common Stocks, continued
Professional Services (0.0%†):
350	Experian plc	$9,482

Real Estate Management & Development (1.3%):
12,000	Agile Property Holdings, Ltd.	19,459
595,000	CapitaLand, Ltd.	1,607,517
500	CK Asset Holdings, Ltd.	4,445
6,000	Country Garden Holdings Co., Ltd.	9,369
300	Daiwa House Industry Co., Ltd.	9,546
93,000	Hang Lung Properties, Ltd.	226,979
5,500	Hongkong Land Holdings, Ltd.	39,148
4,000	Hysan Development Co., Ltd.	21,426
2,000	Logan Property Holdings Co., Ltd.	3,312
8,100	Mitsubishi Estate Co., Ltd.	147,139
52,000	Sino Land Co., Ltd.	100,547
109,666	Sun Hung Kai Properties, Ltd.	1,881,664
10,500	Swire Pacific, Ltd., Class A	135,245
2,036	Vonovia SE	105,524
17,000	Wharf Real Estate Investment Co., Ltd.	126,571

		4,437,891

Road & Rail (0.7%):
378	Canadian National Railway Co.	33,842
159	Canadian Pacific Railway, Ltd., Class 1	32,764
76,200	ComfortDelGro Corp., Ltd.	144,868
1,644	CSX Corp.	123,005
800	Daqin Railway Co., Ltd., Class A	993
21,600	East Japan Railway Co.	2,089,326
308	Norfolk Southern Corp.	57,562
5,000	Seino Holdings Co., Ltd.	66,740
427	Union Pacific Corp.	71,394

		2,620,494

Semiconductors & Semiconductor Equipment (0.8%):
277	ASML Holding NV	52,048
3	Broadcom, Inc.	902
1,000	Globalwafers Co., Ltd.	9,881
2,503	Intel Corp.	134,411
355	KLA-Tencor Corp.	42,391
1,000	MediaTek, Inc.	9,152
804	Micron Technology, Inc.*	33,229
661	NXP Semiconductors NV	58,426
21,406	QUALCOMM, Inc.	1,220,784
7,600	ROHM Co., Ltd.	476,592
75,000	Taiwan Semiconductor Manufacturing Co., Ltd.	600,044

		2,637,860

Software (2.9%):
380	Adobe Systems, Inc.*	101,266
242	Autodesk, Inc.*	37,708
60,698	Cloudera, Inc.*^	664,036
17,118	Domo, Inc., Class B*	690,369
51,433	Dropbox, Inc., Class A*	1,121,239
498	Intuit, Inc.	130,182
32,439	Microsoft Corp.	3,825,857
300	Oracle Corp.	20,182
10,759	Oracle Corp.	577,866
374	SAP AG	43,208
1,241	Symantec Corp.	28,531
68,532	Uber Technologies, Inc.*(a)(c)	3,521,174
457	VMware, Inc., Class A	82,493

		10,844,111

Specialty Retail (0.3%):
294	Home Depot, Inc. (The)	56,416
308,207	Kingfisher plc	943,177
2,341	Lowe’s Cos., Inc.	256,269

See accompanying notes to the schedules of portfolio investments.

AZL BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments

March 31, 2019 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Specialty Retail, continued
3,625	Petrobras Distribuidora SA	$21,436
417	Ross Stores, Inc.	38,823
700	Shimamura Co., Ltd.	59,301

		1,375,422

Technology Hardware, Storage & Peripherals (1.5%):
23,969	Apple, Inc.	4,552,912
25	Dell Technologies, Inc., Class C*	1,467
2,279	Hewlett Packard Enterprise Co.	35,165
881	HP, Inc.	17,118
1,274	Samsung Electronics Co., Ltd.	50,104
24,854	Western Digital Corp.^	1,194,483

		5,851,249

Textiles, Apparel & Luxury Goods (0.0%†):
178	Adidas AG	43,238
128	Kering	73,603
895	Nike, Inc., Class B	75,368
239	PVH Corp.	29,146
321	VF Corp.	27,898

		249,253

Thrifts & Mortgage Finance (0.3%):
41,069	Housing Development Finance Corp., Ltd.	1,167,468

Tobacco (1.3%):
37,781	Altria Group, Inc.	2,169,762
10,514	KT&G Corp.	958,760
19,017	Philip Morris International, Inc.	1,680,913

		4,809,435

Trading Companies & Distributors (0.0%†):
700	Mitsui & Co., Ltd.	10,889

Transportation Infrastructure (0.0%†):
70,000	Beijing Capital International Airport Co., Ltd.	66,437
2,000	Jiangsu Expressway Co., Ltd., Series H	2,828
3,400	Kamigumi Co., Ltd.	78,869
30,100	Malaysia Airports Holdings Berhad	53,466
12,000	Zhejiang Expressway Co., Ltd.	13,775

		215,375

Water Utilities (0.1%):
1,957	American Water Works Co., Inc.^	204,037

Wireless Telecommunication Services (1.1%):
31,900	Advanced Information Service plc	185,303
46,198	America Movil SAB de C.V., Series L	33,042
5,000	China Mobile, Ltd.	51,130
143,000	Far EasTone Telecommunications Co., Ltd.	344,553
84,300	Intouch Holdings Public Co., Ltd.	152,927
6,700	KDDI Corp.	144,549
646	SK Telecom Co., Ltd.	143,137
114,000	Taiwan Mobile Co., Ltd.	412,413
1,258	Tim Participacoes SA	3,789
1,276,712	Vodafone Group plc	2,325,747

		3,796,590

Total Common Stocks (Cost $193,554,239)		217,846,989

Preferred Stocks (0.8%):
Banks (0.1%):
13,017	Citigroup Capital XIII, Series A, 7.99%, 4/26/19	356,015
18,580	Itau Unibanco Holding SA, Series S, 4.18%, 1/3/20	163,407

Shares		Fair Value
Preferred Stocks, continued
Banks, continued
75,000	USB Capital IX, 3.81%, 10/29/49(US0003M+102bps), Callable 5/6/19 @ 100	$58,594

		578,016

Chemicals (0.0%†):
779	Braskem SA, Class A, 3.85%, 5/8/19	10,129

Consumer Finance (0.1%):
14,377	GMAC Capital Trust I, Series 2, 7.85%, 5/13/19	374,377

Health Care Providers & Services (0.1%):
143,925	Grand Rounds, Inc., Series C*(a)(c)	367,009

Household Products (0.3%):
9,909	Henkel AG & Co. KGaA, 1.88%, 4/3/20	1,011,113

Software (0.2%):
116,157	Palantir Technologies, Inc., Series I*(a)(c)	737,597

Technology Hardware, Storage & Peripherals (0.0%†):
874	Samsung Electronics Co., Ltd., 4.60%, 7/8/19	27,961

Total Preferred Stocks (Cost $2,992,268)		3,106,202

Convertible Preferred Stocks (0.3%):
Banks (0.0%†):
116	Wells Fargo & Co., Series L, Class A, 5.80%, 2/27/19	149,913

Wireless Telecommunication Services (0.3%):
5,627	Mandatory Exchange Trust, 5.75%, 3/1/19(d)	1,144,587

Total Convertible Preferred Stocks (Cost $648,854)		1,294,500

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Private Placements (0.1%):
Household Durables (0.0%†):
$ 23,389	Jawbone, 0.00%*(a)(d)	—

Internet Software & Services (0.1%):
5,547	Lookout, Inc., 0.00%*(a)(c)	55
63,925	Lookout, Inc. Preferred Shares, Series F, 0.00%*(a)(c)	365,012

Total Private Placements (Cost $793,586)		365,067

Convertible Bonds (0.0%†):
Food Products (0.0%†):
400,000	REI Agro, Ltd., Registered Shares, 5.50%, 11/13/14(d)	—

Real Estate Management & Development (0.0%†):
250,000	CapitaLand, Ltd., 1.95%, 10/17/23+(d)	183,132

Total Convertible Bonds (Cost $575,639)		183,132

Bank Loans (0.2%):
Hotels, Restaurants & Leisure (0.1%):
354,904	Hilton Worldwide Finance LLC, 3.33% (LIBOR+175 bps), 10/25/23	354,017

See accompanying notes to the schedules of portfolio investments.

AZL BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments

March 31, 2019 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Bank Loans, continued
Oil, Gas & Consumable Fuels (0.1%):
$ 111,961	Fieldwood Energy LLC, 7.77% (LIBOR+525 bps), 4/11/22	$107,483
151,147	Fieldwood Energy LLC, 9.77% (LIBOR+725 bps), 4/11/23	127,530

		235,013

Total Bank Loans (Cost $609,303)		589,030

Corporate Bonds (4.0%):
Aerospace & Defense (0.3%):
272,000	Northrop Grumman Corp., 2.55%, 10/15/22, Callable 9/15/22 @ 100	268,959
700,000	TransDigm, Inc., 6.25%, 3/15/26, Callable 3/15/22 @ 103.13(d)	726,250

		995,209

Banks (0.6%):
272,000	Bank of America Corp., 3.30%, 1/11/23, MTN	276,006
246,000	Bank of America Corp., 4.13%, 1/22/24, MTN	257,901
60,000	Bank of America Corp., 3.86% (US0003M+94 bps), 7/23/24, Callable 7/23/23 @ 100	61,408
151,000	Bank of America Corp., 4.00%, 1/22/25, MTN	154,261
611,000	Citigroup, Inc., Series O, 5.87% (US0003M+406 bps), Callable 3/27/20 @ 100	616,347
248,000	Citigroup, Inc., Series Q, 5.95% (US0003M+410 bps), Callable 8/15/20 @ 100	251,410
54,000	Wells Fargo & Co., 3.07%, 1/24/23, Callable 1/24/22 @ 100	54,081
174,000	Wells Fargo & Co., 3.75%, 1/24/24, Callable 12/24/23 @ 100, MTN	178,820
370,000	Wells Fargo Bank NA, 3.55%, 8/14/23, Callable 7/14/23 @ 100	379,565

		2,229,799

Biotechnology (0.2%):
272,000	Gilead Sciences, Inc., 3.25%, 9/1/22, Callable 7/1/22 @ 100	277,008
301,000	Gilead Sciences, Inc., 3.70%, 4/1/24, Callable 1/1/24 @ 100	310,744

		587,752

Capital Markets (0.3%):
272,000	Goldman Sachs Group, Inc., 2.91% (US0003M+105 bps), 6/5/23, Callable 6/5/22 @ 100	268,692
317,000	Goldman Sachs Group, Inc., 3.63%, 2/20/24, Callable 1/20/24 @ 100	320,631
289,000	Goldman Sachs Group, Inc., Series M, 5.38% (US0003M+392 bps), Callable 5/10/20 @ 100	291,168
204,000	Morgan Stanley, Series H, 5.45% (US0003M+361 bps), Callable 7/15/19 @ 100	204,510

		1,085,001

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Corporate Bonds, continued
Consumer Finance (0.3%):
$ 582,000	American Express Co., 3.70%, 8/3/23, Callable 7/3/23 @ 100	$595,865
186,000	American Express Co., Series C, 4.90% (US0003M+329 bps), Callable 3/15/20 @ 100	185,449
142,000	Capital One Finance Corp., 3.30%, 10/30/24, Callable 9/30/24 @ 100	140,537
196,000	Capital One Financial Corp., 3.20%, 1/30/23, Callable 12/30/22 @ 100	196,313

		1,118,164

Diversified Financial Services (0.1%):
225,000	BP Capital Markets America, Inc., 3.79%, 2/6/24, Callable 1/6/24 @ 100^	233,207

Diversified Telecommunication Services (0.1%):
48,000	Hughes Satellite Systems Corp., 7.63%, 6/15/21	51,480
302,000	Verizon Communications, 3.50%, 11/1/24, Callable 8/1/24 @ 100^(a)	308,381

		359,861

Electric Utilities (0.1%):
255,000	NextEra Energy Capital Holdings, Inc., 2.90%, 4/1/22	254,736
242,000	Vistra Operations Co. LLC, 5.63%, 2/15/27, Callable 2/15/22 @ 102.81(d)	251,680

		506,416

Equity Real Estate Investment Trusts (0.0%†):
57,000	AvalonBay Communities, Inc., 3.50%, 11/15/24, Callable 8/15/24 @ 100	58,360
109,000	Simon Property Group, LP, 2.75%, 6/1/23, Callable 3/1/23 @ 100	108,595

		166,955

Food & Staples Retailing (0.1%):
277,000	Walgreen Co., 3.10%, 9/15/22	277,209

Health Care Equipment & Supplies (0.2%):
374,000	Becton Dickinson & Co., 2.89%, 6/6/22, Callable 5/6/22 @ 100	370,598
120,000	Becton Dickinson & Co., 3.36%, 6/6/24, Callable 4/6/24 @ 100	119,817
271,000	Becton, Dickinson & Co., 3.13%, 11/8/21	271,337

		761,752

Health Care Providers & Services (0.4%):
836,000	CVS Health Corp., 3.70%, 3/9/23, Callable 2/9/23 @ 100	848,401
369,000	Halfmoon Parent, Inc., 3.40%, 9/17/21(d)	372,608
314,000	Halfmoon Parent, Inc., 3.75%, 7/15/23, Callable 6/15/23 @ 100(d)	321,936

		1,542,945

See accompanying notes to the schedules of portfolio investments.

AZL BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments

March 31, 2019 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Corporate Bonds, continued
Hotels, Restaurants & Leisure (0.1%):
$ 173,000	McDonald’s Corp., 3.35%, 4/1/23, Callable 3/1/23 @ 100, MTN^	$176,413
272,000	Starbucks Corp., 3.10%, 3/1/23, Callable 2/1/23 @ 100^	274,350

		450,763

Insurance (0.1%):
156,000	Marsh & McLennan Cos., Inc., 3.88%, 3/15/24, Callable 2/15/24 @ 100^	161,826
155,000	Prudential Financial, Inc., 5.87% (US0003M+418 bps), 9/15/42, Callable 9/15/22 @ 100	164,506
103,000	Prudential Financial, Inc., 5.63% (US0003M+392 bps), 6/15/43, Callable 6/15/23 @ 100	107,378

		433,710

Internet & Direct Marketing Retail (0.0%†):
146,000	eBay, Inc., 2.75%, 1/30/23, Callable 12/30/22 @ 100^	144,141

Media (0.2%):
539,000	Comcast Corp., 3.70%, 4/15/24, Callable 3/15/24 @ 100	556,751
200,000	NBCUniversal Enterprise, Inc., 5.25%, Callable 3/19/21 @ 100(d)	203,379

		760,130

Oil, Gas & Consumable Fuels (0.3%):
84,000	Energy Transfer Partners LP, 4.05%, 3/15/25, Callable 12/15/24 @ 100	85,132
373,000	Enterprise Products Operating LLC, 3.35%, 3/15/23, Callable 12/15/22 @ 100	378,459
85,000	Enterprise Products Operating LLC, 3.90%, 2/15/24, Callable 11/15/23 @ 100	88,484
83,000	Enterprise Products Operating LLC, 3.75%, 2/15/25, Callable 11/15/24 @ 100	85,582
219,000	Williams Companies, Inc., 3.70%, 1/15/23, Callable 10/15/22 @ 100	221,972
126,000	Williams Companies, Inc., 4.55%, 6/24/24, Callable 3/24/24 @ 100	132,421

		992,050

Personal Products (0.0%†):
25,000	Edgewell Personal Care Co., 4.70%, 5/19/21	25,375

Pharmaceuticals (0.0%†):
133,000	Forest Laboratories, Inc., 5.00%, 12/15/21, Callable 9/16/21 @ 100(d)	138,151

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Corporate Bonds, continued
Semiconductors & Semiconductor Equipment (0.2%):
$ 460,000	Broadcom, Inc., 3.13%, 4/15/21(d)	$459,899
137,000	Qualcomm, Inc., 2.60%, 1/30/23, Callable 12/30/22 @ 100^	135,300
354,000	Qualcomm, Inc., 2.90%, 5/20/24, Callable 3/20/24 @ 100	347,966

		943,165

Technology Hardware, Storage & Peripherals (0.2%):
475,000	Apple, Inc., 3.35%, 2/9/27, Callable 11/9/26 @ 100	483,797
456,000	Apple, Inc., 3.20%, 5/11/27, Callable 2/11/27 @ 100	459,905

		943,702

Tobacco (0.2%):
75,000	Altria Group, Inc., 3.49%, 2/14/22, Callable 1/14/22 @ 100^	76,132
155,000	Altria Group, Inc., 3.80%, 2/14/24, Callable 1/14/24 @ 100^	157,616
243,000	Altria Group, Inc., 4.40%, 2/14/26, Callable 12/14/25 @ 100	250,241
109,000	Philip Morris International, Inc., 3.60%, 11/15/23	112,026

		596,015

Total Corporate Bonds (Cost $15,029,734)		15,291,472

Foreign Bonds (5.2%):
Banks (0.2%):
330,000	Lloyds TSB Bank plc, Series E, 13.00%(GUKG5+1,340bps), Callable 1/22/29 @ 126+	729,732

Sovereign Bond (5.0%):
1,160,000	Australian Government, 3.00%, 3/21/47+(d)	922,565
2,569,966	Bundesrepublik Deutschland Bundesanleihe, 0.50%, 2/15/28+(d)	3,053,877
911,000	Canadian Government, 0.75%, 3/1/21+	671,435
313,850,000	Japan Treasury Discount Bill, Series 804, 0.00%, 4/4/19+(e)	2,832,342
207,600,000	Japan Treasury Discount Bill, Series 809, 0.00%, 4/22/19+(e)	1,873,567
249,200,000	Japan Treasury Discount Bill, Series 810, 0.00%, 5/9/19+(e)	2,249,135
246,900,000	Japan Treasury Discount Bill, Series 811, 0.00%, 5/13/19+(e)	2,228,426
247,050,000	Japan Treasury Discount Bill, Series 813, 0.00%, 5/20/19+(e)	2,229,851
247,650,000	Japan Treasury Discount Bill, Series 814, 0.00%, 5/27/19+(e)	2,235,380
310,000	Republic of Argentina, 3.38%, 1/15/23+	277,396
100,000	Republic of Argentina, 5.25%, 1/15/28+	82,132
657,509	Republic of Argentina, 7.82%, 12/31/33+	637,568

		19,293,674

Total Foreign Bonds (Cost $20,408,684)		20,023,406

See accompanying notes to the schedules of portfolio investments.

AZL BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments

March 31, 2019 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Yankee Dollars (1.7%):
Banks (0.6%):
$ 282,000	HSBC Holdings plc, 3.26% (US0003M+106 bps), 3/13/23, Callable 3/13/22 @ 100	$282,678
614,000	HSBC Holdings plc, 6.38% (USISDA05+371 bps), Callable 9/17/24 @ 100^	623,210
200,000	HSBC Holdings Plc, 3.80% (US0003M+121 bps), 3/11/25, Callable 3/11/24 @ 100	202,320
410,000	ING Groep NV, 4.10%, 10/2/23	420,597
200,000	ING Groep NV, 6.00% (USSW5+445 bps), Callable 4/16/20 @ 100	198,500
836,000	Sumitomo Mitsui Financial Group, Inc., 3.94%, 10/16/23^	867,360

		2,594,665

Capital Markets (0.1%):
207,000	UBS Group AG, 4.13%, 9/24/25(d)	213,052

Diversified Financial Services (0.0%†):
80,000	Intelsat Jackson Holdings SA, 8.00%, 2/15/24, Callable 5/6/19 @ 104^(d)	83,400

Food Products (0.1%):
208,000	Danone SA, 2.59%, 11/2/23, Callable 9/2/23 @ 100(d)	203,936

Interactive Media & Services (0.1%):
220,000	Baidu, Inc., 4.38%, 5/14/24, Callable 4/14/24 @ 100	228,253

Paper & Forest Products (0.2%):
40,720	Quintis Pty, Ltd., 7.50%, 10/1/26, Callable 10/1/21 @ 105.63(a)(d)	40,720
753,320	Quintis Pty, Ltd., 0.00%, 10/1/28, Callable 5/6/19 @ 90(a)(d)	753,320

		794,040

Pharmaceuticals (0.2%):
258,000	Actavis Funding SCS, 3.45%, 3/15/22, Callable 1/15/22 @ 100	260,130
205,000	Takeda Pharmaceutical Co., Ltd., 3.80%, 11/26/20(d)	208,098

		468,228

Road & Rail (0.0%†):
517,099	Inversiones Alsacia SA, 8.00%, 12/31/18(c)	12,927

Sovereign Bond (0.4%):
1,142,000	Republic of Argentina, 6.88%, 1/26/27	919,310
1,556,000	Republic of Argentina, 5.88%, 1/11/28^	1,190,340

		2,109,650

Total Yankee Dollars (Cost $7,291,745)		6,708,151

U.S. Treasury Obligations (29.2%):
U.S. Treasury Bills (4.2%)
2,000,000	1.22%, 4/2/19(e)	1,999,865
1,000,000	2.16%, 4/11/19(e)	999,340
4,000,000	2.26%, 4/18/19(e)	3,995,486
3,000,000	2.30%, 4/23/19(e)	2,995,591

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
U.S. Treasury Obligations, continued
U.S. Treasury Bills, continued
$ 6,000,000	2.29%, 5/2/19(e)	$5,987,832

		15,978,114

U.S. Treasury Inflation Index Bond (0.9%)
3,498,047	0.63%, 4/15/23	3,522,852

U.S. Treasury Notes (24.1%)
1,500,000	1.50%, 11/30/19(f)	1,490,625
22,637,100	2.88%, 9/30/23	23,245,471
8,472,200	2.63%, 12/31/23	8,616,492
19,288,900	2.50%, 1/31/24	19,511,927
12,261,100	2.38%, 2/29/24	12,341,563
7,174,900	2.13%, 3/31/24	7,134,542
6,033,000	3.13%, 10/31/25(b)	6,283,747
1,904,100	2.88%, 11/30/25	1,968,958
11,865,100	2.63%, 1/31/26(b)	12,093,133

		92,686,458

Total U.S. Treasury Obligations (Cost $110,288,724)		112,187,424

Purchased Options (0.0%†):
Total Purchased Options (Cost $1,646,936)		569,050

Purchased Currency Options (0.0%†):
Total Purchased Currency Options (Cost $184,694)		85,836

Purchased Interest Rate Cap (0.0%†):
Total Purchased Interest Rate Cap (Cost $120,131)		110,825

Exchange Traded Funds (1.4%):
277,711	iShares Gold Trust(f)	3,438,062
15,077	SPDR Gold Trust(b)(f)	1,839,545

Total Exchange Traded Funds (Cost $5,370,664)		5,277,607

Short-Term Securities Held as Collateral for Securities on Loan (3.9%):
$14,858,172	Short-Term Investments(g)	14,858,172

Total Short-Term Securities Held as Collateral for Securities on Loan (Cost $14,858,172)		14,858,172

Unaffiliated Investment Company (0.3%):
1,245,889	Dreyfus Treasury Securities Cash Management Fund, Institutional Shares, 2.27%(e)(f)	1,245,889

Total Unaffiliated Investment Company (Cost $1,245,889)		1,245,889

Total Investment Securities (Cost $375,619,262) - 103.8%		399,742,752
Net other assets (liabilities) - (3.8)%		(15,180,914)

Net Assets - 100.0%		$384,561,838

Percentages indicated are based on net assets as of March 31, 2019.

ADR	-	American Depositary Receipt
GUKG5	-	UK Govt Bonds 5 Year Note Generic Bid Yield
LIBOR	-	London Interbank Offered Rate
MTN	-	Medium Term Note
SPDR	-	Standard & Poor’s Depository Receipts
US0003M	-	3 Month US Dollar LIBOR
USISDA05	-	5 Year ICE Swap Rate
USSW5	-	USD 5 Year Swap Rate

See accompanying notes to the schedules of portfolio investments.

AZL BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments

March 31, 2019 (Unaudited)

*	Non-income producing security.
^	This security or a partial position of this security was on loan as of March 31, 2019. The total value of securities on loan as of March 31, 2019, was $14,508,409.
+	The principal amount is disclosed in local currency and the fair value is disclosed in U.S. Dollars.
(a)

Security was valued using unobservable inputs in good faith pursuant to procedures approved by the Board of Trustees as of March 31, 2019. The total of all such securities represent 1.55% of the net assets of the fund.

(b)	All or a portion of this security has been pledged as collateral for open derivative positions.
(c)

Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors. The sub-adviser has deemed these securities to be illiquid based on procedures approved by the Board of Trustees. As of March 31, 2019, these securities represent 1.39% of the net assets of the fund.

(d)

Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors. The sub-adviser has deemed these securities to be liquid based on procedures approved by the Board of Trustees.

(e)	The rate represents the effective yield at March 31, 2019.
(f)	All or a portion of these securities are held by the AZL Cayman Global Allocation Fund I, Ltd. (the “Subsidiary”).
(g)

Represents various short-term investments purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before March 31, 2019.

†	Represents less than 0.05%.

Amounts shown as “—” are either $0 or round to less than $1.

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investments as of March 31, 2019:

Country	Percentage
Argentina	0.7%
Australia	0.6%
Belgium	— %†
Bermuda	0.1%
Brazil	0.5%
Canada	1.8%
Cayman Islands	0.2%
Chile	— %†
China	1.3%
Czech Republic	— %†
Denmark	0.1%
European Community	(0.1)%
Finland	— %†
France	2.3%
Germany	2.1%
Hong Kong	0.9%
India	1.0%
Indonesia	— %†
Ireland (Republic of)	— %†
Italy	0.5%
Japan	10.3%
Jersey	0.1%
Liberia	— %†
Luxembourg	0.1%
Malaysia	— %†
Mexico	— %†
Netherlands	1.4%
Norway	— %†
Panama	— %†
Portugal	— %†
Republic of Korea (South)	0.5%
Singapore	0.5%
South Africa	— %†
Spain	0.5%
Sweden	— %†
Switzerland	1.1%
Taiwan, Province Of China	0.9%
Thailand	0.2%
Turkey	— %†
United Arab Emirates	0.2%
United Kingdom	2.9%
United States	69.3%

100.0%

†	Represents less than 0.05%.

See accompanying notes to the schedules of portfolio investments.

AZL BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments

March 31, 2019 (Unaudited)

Securities Sold Short (0.1%):

At March 31, 2019, the Fund’s securities sold short were as follows:

Security Description	Shares	Proceeds Received	Fair Value
Common Stocks
Electronic Equipment, Instruments & Components
Yaskawa Electric Corp.	(9,800)	$(312,588)	$(309,909)
Semiconductors & Semiconductor Equipment
SUMCO Corp.	(20,000)	(309,987)	(224,083)

		$(622,575)	$(533,992)

Futures Contracts

Cash of $572,545 has been segregated to cover margin requirements for the following open contracts as of March 31, 2019:

Short Futures

Description	Expiration Date	Number of Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
DJ EURO STOXX 50 June Futures (Euro)	6/21/19	141	$(5,174,544)	$(115,265)
NASDAQ 100 E-Mini June Futures (U.S. Dollar)	6/21/19	17	(2,516,170)	(56,345)
Nikkei 225 Index June Futures (Japanese Yen)	6/13/19	3	(287,790)	1,373
S&P 500 Index E-Mini June Futures (U.S. Dollar)	6/21/19	4	(567,560)	(3,701)

				$(173,938)

See accompanying notes to the schedules of portfolio investments.

AZL BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments

March 31, 2019 (Unaudited)

Contracts for Differences

At March 31, 2019, the Fund’s open over-the-counter equity contracts for differences were as follows:

Reference Entity	Counterparty	Long/ Short	Currency	Financing Rate	Expiration Date	Trade Notional	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
AAC Technologies Holdings, Inc.	JPMorgan Chase	Short	HKD	2.20%	12/30/39	$3,000	$(27,233)	$9,507
Activision Blizzard, Inc.	JPMorgan Chase	Short	USD	2.23%	12/30/39	129	(5,619)	(255)
Advantech Co., Ltd.	Citigroup	Short	TWD	(1.75)%	12/30/39	3,000	(20,425)	(4,497)
Alibaba Health Information Technology, Ltd.	Citigroup	Short	HKD	(1.00)%	12/30/39	10,000	(9,683)	(1,869)
AmerisourceBergen Corp.	Citigroup	Short	USD	(0.18)%	12/30/39	158	(12,382)	(182)
Aptiv plc	Citigroup	Short	USD	(0.18)%	12/30/39	208	(16,867)	333
ASE Technology Holding Co., Ltd.	JPMorgan Chase	Short	TWD	2.10%	12/30/39	1,000	(2,387)	193
Autohome, Inc.	JPMorgan Chase	Short	USD	1.63%	12/30/39	255	(20,562)	(6,244)
Baker Hughes	Citigroup	Short	USD	(0.18)%	12/30/39	324	(7,030)	(1,952)
Barrick Gold Corp.	JPMorgan Chase	Short	CAD	2.15%	12/30/39	276	(3,124)	(671)
Bollore NV	JPMorgan Chase	Short	EUR	2.22%	12/30/39	3	(14)	1
Bollore SA	Citigroup	Short	EUR	(0.25)%	12/30/39	1,255	(5,242)	(438)
Bollore SA	JPMorgan Chase	Short	EUR	2.22%	12/30/39	1,106	(4,618)	(386)
Brilliance China Automotive Holdings, Ltd.	JPMorgan Chase	Short	HKD	2.20%	12/30/39	30,000	(34,287)	4,583
Brown Forman Corp.	JPMorgan Chase	Short	USD	2.23%	12/30/39	468	(21,738)	(2,963)
BT Group plc	JPMorgan Chase	Short	GBP	2.25%	12/30/39	5,041	(16,508)	1,853
Cenovus Energy, Inc.	JPMorgan Chase	Short	CAD	2.15%	12/30/39	5,971	(53,994)	2,100
China Everbright International, Ltd.	JPMorgan Chase	Short	HKD	2.20%	12/30/39	10,000	(8,238)	(1,931)
China Everbright International, Ltd.	Citigroup	Short	HKD	(0.31)%	12/30/39	17,000	(15,102)	(2,184)
China Gas Holdings, Ltd.	JPMorgan Chase	Short	HKD	2.20%	12/30/39	1,200	(3,917)	(302)
China International Capital Corp., Ltd.	Citigroup	Short	HKD	(1.27)%	12/30/39	11,200	(19,890)	(6,054)
China Southern Airlines, Ltd.	JPMorgan Chase	Short	HKD	2.20%	12/30/39	8,000	(6,055)	(1,100)
China State Construction International Holdings, Ltd.	JPMorgan Chase	Short	HKD	2.20%	12/30/39	10,000	(8,967)	(396)
ConAgra Brands, Inc.	JPMorgan Chase	Short	USD	2.23%	12/30/39	136	(3,755)	(17)
Concho Resources, Inc.	JPMorgan Chase	Short	USD	2.23%	12/30/39	151	(19,428)	2,673
Daiichi Sankyo, Ltd.	JPMorgan Chase	Short	JPY	2.15%	12/30/39	200	(7,841)	(1,378)
Daimler AG	JPMorgan Chase	Short	EUR	2.22%	12/30/39	683	(41,908)	1,930
Daimler AG	Citigroup	Short	EUR	(0.25)%	12/30/39	137	(8,669)	657
Deere	JPMorgan Chase	Short	USD	2.23%	12/30/39	16	(2,559)	1
Diamondback Energy, Inc.	Citigroup	Short	USD	(0.18)%	12/30/39	149	(15,652)	525
Digital Realty Trust REIT, Inc.	JPMorgan Chase	Short	USD	2.23%	12/30/39	102	(12,351)	213
Digital Realty Trust REIT, Inc.	Citigroup	Short	USD	(0.18)%	12/30/39	151	(18,662)	693
Dish Network Corp.	Citigroup	Short	USD	(0.18)%	12/30/39	228	(7,357)	132
Electronic Arts, Inc.	JPMorgan Chase	Short	USD	2.23%	12/30/39	202	(20,257)	(272)
Evergrande Group	Citigroup	Short	HKD	(1.50)%	12/30/39	10,000	(26,433)	(6,824)
Familymart UNY Holdings, Ltd.	JPMorgan Chase	Short	JPY	2.15%	12/30/39	1,800	(56,734)	10,930
Fast Retailing, Ltd.	JPMorgan Chase	Short	JPY	2.15%	12/30/39	100	(45,407)	(1,502)
Fortive Corp.	Citigroup	Short	USD	(0.18)%	12/30/39	331	(24,676)	(3,091)
Freeport McMoRan, Inc.	Citigroup	Short	USD	(0.18)%	12/30/39	2,738	(32,265)	(3,028)
Geely Automobile Holdings, Ltd.	JPMorgan Chase	Short	HKD	2.20%	12/30/39	7,000	(12,463)	(910)
Great Wall Motor, Ltd.	Citigroup	Short	HKD	(2.00)%	12/30/39	25,500	(15,014)	(4,122)
Hormel Foods Corp.	Citigroup	Short	USD	(0.18)%	12/30/39	671	(28,487)	(1,547)
Hotai Motor, Ltd.	Citigroup	Short	TWD	(1.00)%	12/30/39	1,000	(8,311)	(3,934)
Huazhu Group, Ltd.	Citigroup	Short	USD	(0.18)%	12/30/39	950	(29,564)	(10,469)
Huazhu Group, Ltd.	Citigroup	Short	USD	2.23%	12/30/39	44	(1,565)	(289)
Hyundai Heavy Industries, Ltd.	Citigroup	Short	KRW	(0.54)%	12/30/39	100	(11,501)	1,018
Incyte Corp.	Citigroup	Short	USD	(0.18)%	12/30/39	63	(4,685)	(733)
Incyte Corp.	JPMorgan Chase	Short	USD	2.23%	12/30/39	140	(9,764)	(2,277)
Industrias Penoles SAB de C.V.	Citigroup	Short	MXN	(0.50)%	12/30/39	328	(5,560)	1,392
Innogy	Citigroup	Short	EUR	(0.25)%	12/30/39	17	(776)	(10)
Iqiyi Ads Representing, Inc.	JPMorgan Chase	Short	USD	1.45%	12/30/39	1,086	(27,833)	1,855
LG Display, Ltd.	JPMorgan Chase	Short	KRW	2.15%	12/30/39	285	(5,057)	153
LG Display, Ltd.	Citigroup	Short	KRW	(0.40)%	12/30/39	1,158	(19,500)	(421)
Linde plc	Citigroup	Short	USD	(0.18)%	12/30/39	262	(44,506)	(1,587)
Line Corp.	Citigroup	Short	JPY	(1.38)%	12/30/39	400	(13,902)	(201)
Line Corp.	Citigroup	Short	JPY	(0.60)%	12/30/39	100	(4,371)	828
Lojas Americanas	JPMorgan Chase	Short	BRL	1.95%	12/30/39	2,065	(9,650)	803
Lotte Corp.	Citigroup	Short	KRW	(1.00)%	12/30/39	189	(8,728)	499

See accompanying notes to the schedules of portfolio investments.

AZL BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments

March 31, 2019 (Unaudited)

Lotte Corp.	JPMorgan Chase	Short	KRW	1.02%	12/30/39	$36	$(1,548)	$(21)
Lotte Shopping, Ltd.	JPMorgan Chase	Short	KRW	2.15%	12/30/39	28	(5,010)	622
Makita Corp.	JPMorgan Chase	Short	JPY	2.15%	12/30/39	200	(9,522)	2,532
Molson Coors Brewing Co.	JPMorgan Chase	Short	USD	2.23%	12/30/39	273	(16,861)	576
Nepi Rockcastle plc	JPMorgan Chase	Short	ZAR	2.00%	12/30/39	70	(588)	(1)
Netmarble Games Corp.	Citigroup	Short	KRW	(7.25)%	12/30/39	353	(34,021)	(4,837)
Netmarble Games Corp.	JPMorgan Chase	Short	KRW	(1.50)%	12/30/39	179	(18,849)	(849)
Nippon Paint Holdings Co., Ltd.	JPMorgan Chase	Short	JPY	2.15%	12/30/39	800	(29,162)	(2,225)
Nippon Paint Holdings Co., Ltd.	Citigroup	Short	JPY	(0.40)%	12/30/39	400	(15,164)	(540)
NVIDIA Corp.	Citigroup	Short	USD	(0.18)%	12/30/39	15	(2,583)	(110)
Pembina Pipeline Corp.	Citigroup	Short	CAD	(0.18)%	12/30/39	274	(9,818)	(251)
Regeneron Pharmaceuticals, Inc.	Citigroup	Short	USD	(0.18)%	12/30/39	59	(23,827)	(399)
Remgro, Ltd.	JPMorgan Chase	Short	ZAR	2.00%	12/30/39	50	(649)	5
Santander Bank Polska SA	JPMorgan Chase	Short	PLN	2.00%	12/30/39	56	(5,418)	(146)
Saputo, Inc.	JPMorgan Chase	Short	CAD	2.15%	12/30/39	1,161	(34,354)	(5,297)
Sharp Corp.	Citigroup	Short	JPY	(1.00)%	12/30/39	100	(1,437)	331
Shenzhou International Group, Ltd.	JPMorgan Chase	Short	HKD	2.20%	12/30/39	1,000	(11,333)	(2,071)
Sherwin-Williams Co. (The)	Citigroup	Short	USD	2.23%	12/30/39	37	(16,723)	787
Sherwin-Williams Co. (The)	Citigroup	Short	USD	(0.18)%	12/30/39	87	(38,797)	1,325
SMC Corp.	JPMorgan Chase	Short	JPY	2.15%	12/30/39	100	(32,644)	(4,849)
Square, Inc.	JPMorgan Chase	Short	USD	2.23%	12/30/39	487	(31,676)	(4,810)
Sunny Optical Technology Group Co., Ltd.	JPMorgan Chase	Short	HKD	2.20%	12/30/39	5,000	(58,351)	(1,322)
Svenska Handelsbanken-A Shs	Citigroup	Short	SEK	(0.25)%	12/30/39	283	(3,197)	210
Swisscom AG	Citigroup	Short	CHF	(0.25)%	12/30/39	18	(8,335)	(466)
T. Rowe Price Group, Inc.	Citigroup	Short	USD	(0.18)%	12/30/39	540	(52,380)	(1,685)
Tesla, Inc.	JPMorgan Chase	Short	USD	2.23%	12/30/39	115	(33,467)	1,283
Thyssenkrupp AG	JPMorgan Chase	Short	EUR	1.75%	12/30/39	1,759	(37,655)	13,600
Thyssenkrupp AG	Citigroup	Short	EUR	(0.25)%	12/30/39	2,436	(38,152)	4,723
Transurban Group	JPMorgan Chase	Short	AUD	2.20%	12/30/39	2,648	(21,962)	(2,866)
Ultrapar Participoes SA	JPMorgan Chase	Short	BRL	2.00%	12/30/39	388	(4,247)	(424)
Vipshop Holdings, Ltd.	JPMorgan Chase	Short	USD	2.23%	12/30/39	4,433	(29,108)	(6,489)
Vipshop Holdings, Ltd.	Citigroup	Short	USD	(0.18)%	12/30/39	845	(6,128)	(657)
Volkswagen AG	Citigroup	Short	EUR	(0.25)%	12/30/39	236	(39,347)	940
Volkswagen AG	Citigroup	Short	EUR	(0.25)%	12/30/39	135	(22,361)	1,126
Workday, Inc.	JPMorgan Chase	Short	USD	2.23%	12/30/39	64	(11,009)	(1,334)
Worldpay, Inc.	Citigroup	Short	USD	(0.18)%	12/30/39	232	(18,956)	(7,376)
Wuxi Biologics Cayman, Inc.	Citigroup	Short	HKD	(0.30)%	12/30/39	3,500	(32,989)	(1,039)
Zhuzhou CSR Times Electric Co., Ltd.	JPMorgan Chase	Short	HKD	2.20%	12/30/39	1,400	(7,519)	(759)
Zto Express Cayman ADR Representin	Citigroup	Short	USD	(0.18)%	12/30/39	2,553	(49,183)	2,514

							$(1,743,403)	$(51,413)

Option Contracts

At March 31, 2019, the Fund’s over-the-counter options purchased were as follows:

Description	Counterparty	Put/ Call	Strike Price	Expiration Date	Contracts	Notional Amount(a)	Fair Value
Alphabet, Inc.	JPMorgan Chase	Call	1225.00 USD	1/20/20	669	$819,525	$53,556
Anadarko Petroleum Corp.	Credit Suisse First Boston	Call	67.50 USD	1/20/20	7,067	477,023	4,995
BP plc	UBS Warburg	Call	52.00 USD	6/21/19	34,666	1,802,632	1,101
BP plc	Nomura	Call	45.00 USD	1/20/20	33,538	1,509,210	64,350
ConocoPhillips Co.	UBS Warburg	Call	75.00 USD	6/21/19	18,108	1,358,100	9,360
CVS Health Corp.	JPMorgan Chase	Call	78.50 USD	1/20/20	4,950	388,575	2,638
EURO STOXX 50 Index	UBS Warburg	Call	134.92 EUR	6/18/21	6,489	875,496	6,451
EURO STOXX Bank Index	Barclays Bank	Call	136.97 EUR	3/19/21	6,300	862,911	5,867
Facebook, Inc.	UBS Warburg	Call	165.00 USD	9/20/19	11,240	1,854,600	170,399
Halliburton Co.	Citigroup	Call	50.00 USD	1/20/20	13,346	667,300	1,118
J.P. Morgan Chase & Co.	Citigroup	Call	114.50 USD	1/20/20	4,968	568,836	11,189
Johnson & Johnson	Bank of America	Call	155.00 USD	1/20/20	5,018	777,790	13,260
Occidental Petroleum Corp.	UBS Warburg	Call	92.50 USD	6/21/19	16,147	1,493,598	105
Royal Dutch Shell plc	UBS Warburg	Call	77.00 USD	6/21/19	19,788	1,523,676	345
Schlumberger, Ltd.	UBS Warburg	Call	70.00 USD	1/17/20	11,244	787,080	1,084
Schlumberger, Ltd.	Credit Suisse First Boston	Call	45.00 USD	1/20/20	9,370	421,650	32,238
SPDR Gold Shares(b)	Societe Generale	Call	123.00 USD	4/18/19	11,146	1,370,958	7,605
SPDR Gold Shares(b)	Morgan Stanley	Call	120.00 USD	5/17/19	6,045	725,400	18,543
SPDR Gold Shares(b)	Societe Generale	Call	124.00 USD	6/21/19	12,365	1,533,260	20,442

See accompanying notes to the schedules of portfolio investments.

AZL BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments

March 31, 2019 (Unaudited)

SPDR Gold Shares(b)	JPMorgan Chase	Call	125.00 USD	6/28/19	10,351	1,293,875	15,031
SPDR Gold Shares(b)	Morgan Stanley	Call	128.00 USD	7/19/19	6,191	792,448	6,655
SPDR Gold Shares(b)	Societe Generale	Call	126.00 USD	9/20/19	16,215	2,043,090	39,190
Sumitomo Mitsui Financial Group, Inc.	Morgan Stanley	Call	4756.33 JPY	3/13/20	14,063	66,888,269	6,255
Sumitomo Mitsui Financial Group, Inc.	Morgan Stanley	Call	4816.24 JPY	9/11/20	11,381	54,813,627	7,122
Sumitomo Mitsui Financial Group, Inc.	Morgan Stanley	Call	4894.87 JPY	12/11/20	11,358	55,595,933	6,776
Suncor Energy Inc.	UBS Warburg	Call	45.00 USD	6/21/19	23,428	1,054,260	110
Tokyo Stock Exchange Price Index	Bank of America	Call	191.28 JPY	12/13/19	269,219	51,496,210	1,228

Tokyo Stock Exchange Price Index	Morgan Stanley	Call	191.28 JPY	12/13/19	509,036	$97,368,406	$2,322
Tokyo Stock Exchange Price Index	BNP Paribas	Call	194.04 JPY	3/13/20	363,317	70,498,031	2,963
Tokyo Stock Exchange Price Index	Morgan Stanley	Call	192.04 JPY	4/10/20	323,621	62,148,177	2,952
Total SA	UBS Warburg	Call	70.00 USD	9/20/19	24,693	1,728,510	1,482
S&P 500 Index	Barclays Bank	Put	2450.00 USD	4/18/19	1,358	3,327,100	488
S&P 500 Index	Goldman Sachs	Put	2775.00 USD	5/17/19	1,628	4,517,700	51,830

Total (Cost $1,646,936)							$569,050

At March 31, 2019, the Fund’s over-the-counter options written were as follows:

Description	Counterparty	Put/ Call	Strike Price	Expiration Date	Contracts	Notional Amount(a)	Fair Value
Alphabet, Inc.	JPMorgan Chase	Call	1350.00 USD	1/20/20	669	$903,150	$(24,260)
Anadarko Petroleum Corp.	Credit Suisse First Boston	Call	76.00 USD	1/20/20	7,067	537,092	(2,127)
Apple, Inc.	UBS Warburg	Call	181.25 USD	4/05/19	2,239	405,819	(19,818)
Charter Communications, Inc.	Credit Suisse First Boston	Call	352.40 USD	4/05/19	1,138	401,031	(1,810)
Comcast Corp.	Nomura	Call	38.32 USD	4/05/19	10,426	399,524	(17,360)
Comcast Corp.	Citigroup	Call	37.50 USD	1/20/20	12,216	458,100	(56,104)
ConocoPhillips Co.	UBS Warburg	Call	85.00 USD	6/21/19	18,108	1,539,180	(376)
CVS Health Corp.	JPMorgan Chase	Call	87.50 USD	1/20/20	4,950	433,125	(1,074)
Dollar Tree, Inc.	Morgan Stanley	Call	103.80 USD	4/05/19	3,891	403,886	(7,012)
J.P. Morgan Chase & Co.	Citigroup	Call	125.50 USD	1/20/20	4,968	623,484	(3,609)
Johnson & Johnson	Bank of America	Call	170.00 USD	1/20/20	5,018	853,060	(3,942)
JPMorgan Chase & Co.	Citigroup	Call	107.41 USD	4/05/19	3,649	391,939	(24)
Microsoft Corp.	Citigroup	Call	110.49 USD	4/05/19	3,626	400,637	(27,194)
Raytheon Co.	Morgan Stanley	Call	182.86 USD	4/05/19	2,142	391,686	(2,675)
S&P 500 Index	Goldman Sachs	Call	2950.00 USD	5/17/19	1,628	4,802,600	(11,950)
Sumitomo Mitsui Financial Group, Inc.	Morgan Stanley	Call	5679.90 JPY	3/13/20	14,063	79,876,434	(831)
Tokyo Stock Exchange Price Index	Bank of America	Call	221.29 JPY	12/13/19	269,219	59,575,473	(159)
Tokyo Stock Exchange Price Index	Morgan Stanley	Call	221.29 JPY	12/13/19	509,036	112,644,576	(302)
Tokyo Stock Exchange Price Index	BNP Paribas	Call	237.47 JPY	3/13/20	363,317	86,276,888	(222)
Tokyo Stock Exchange Price Index	Morgan Stanley	Call	233.87 JPY	4/10/20	323,621	75,685,243	(282)
Total SA	UBS Warburg	Call	75.00 USD	9/20/19	24,693	1,851,975	(454)
Verizon Communications, Inc.	Nomura	Call	56.15 USD	4/05/19	6,831	383,561	(20,550)
Alphabet, Inc.	JPMorgan Chase	Put	860.00 USD	1/20/20	669	575,340	(7,067)
Anadarko Petroleum Corp.	Credit Suisse First Boston	Put	46.00 USD	1/20/20	7,067	325,082	(41,273)
BP plc	Nomura	Put	36.00 USD	1/20/20	33,538	1,207,368	(29,576)
CVS Health Corp.	JPMorgan Chase	Put	56.00 USD	1/20/20	4,950	277,200	(34,437)
EURO STOXX 50 Index	UBS Warburg	Put	106.38 EUR	6/18/21	4,268	454,030	(141,092)
EURO STOXX Bank Index	Barclays Bank	Put	110.23 EUR	3/19/21	4,201	463,076	(140,195)
Facebook, Inc.	UBS Warburg	Put	155.00 USD	1/20/20	25,284	3,919,020	(277,438)
Halliburton Co.	Citigroup	Put	35.00 USD	1/20/20	13,346	467,110	(92,209)
J.P. Morgan Chase & Co.	Citigroup	Put	87.25 USD	1/20/20	4,968	433,458	(16,059)
Johnson & Johnson	Bank of America	Put	109.00 USD	1/20/20	5,018	546,962	(8,584)
S&P 500 Index	Goldman Sachs	Put	2550.00 USD	5/17/19	1,628	4,151,400	(10,502)
Schlumberger, Ltd.	UBS Warburg	Put	52.50 USD	1/17/20	11,244	590,310	(120,181)
Schlumberger, Ltd.	Credit Suisse First Boston	Put	33.00 USD	1/20/20	9,370	309,210	(10,480)
SPDR Gold Shares(b)	Morgan Stanley	Put	120.00 USD	7/19/19	6,191	742,920	(8,071)
Sumitomo Mitsui Financial Group, Inc.	Morgan Stanley	Put	3832.77 JPY	3/13/20	14,063	53,900,245	(40,785)
Sumitomo Mitsui Financial Group, Inc.	Morgan Stanley	Put	3820.96 JPY	9/11/20	7,587	28,989,624	(28,695)
Sumitomo Mitsui Financial Group, Inc.	Morgan Stanley	Put	3786.60 JPY	12/11/20	7,573	28,675,922	(31,789)
Tokyo Stock Exchange Price Index	Bank of America	Put	156.59 JPY	12/13/19	269,219	42,157,003	(38,594)
Tokyo Stock Exchange Price Index	Morgan Stanley	Put	156.59 JPY	12/13/19	509,036	79,709,947	(72,965)
Tokyo Stock Exchange Price Index	BNP Paribas	Put	155.80 JPY	3/13/20	363,317	56,604,789	(56,027)
Tokyo Stock Exchange Price Index	Morgan Stanley	Put	157.82 JPY	4/10/20	323,621	51,073,866	(59,573)

Total (Premiums $1,193,584)							$(1,467,727)

See accompanying notes to the schedules of portfolio investments.

AZL BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments

March 31, 2019 (Unaudited)

At March 31, 2019, the Fund’s exchange traded options written were as follows:

Description	Put/ Call	Strike Price	Expiration Date	Contracts	Notional Amount(a)	Fair Value
SPDR Gold Shares(b)	Put	119.00 USD	6/28/19	52	$6,188	$(4,290)
SPDR Gold Shares(b)	Put	118.00 USD	9/20/19	112	13,216	(13,664)

Total (Premiums $19,100)						$(17,954)

At March 31, 2019, the Fund’s over-the-counter currency options purchased were as follows:

Description	Counterparty	Put/ Call	Strike Price	Expiration Date	Notional Amount	Fair Value
British Pound Call Currency Option (GBP/USD)	UBS Warburg	Call	1.32 GBP	5/15/19	57,131	$85,836

Total (Cost $184,694)						$85,836

At March 31, 2019, the Fund’s over-the-counter currency options written were as follows:

Description	Counterparty	Put/ Call	Strike Price	Expiration Date	Notional Amount	Fair Value
United States Dollar Call Currency Option (USD/ZAR)	Morgan Stanley	Call	15.00 USD	4/11/19	(15,360)	$(5,562)

Total (Premiums $20,029)						$(5,562)

At March 31, 2019, the Fund’s open interest rate cap contracts purchased were as follows:

Description	Exercise Rate	Counterparty	Expiration Date	Notional Amount	Upfront Premiums Paid/ (Received)	Value	Unrealized Appreciation/ (Depreciation)
2Yr-10Yr Constant Maturity Swap Capital	0.50%	Goldman Sachs	2/27/20	$30,932,000	$40,212	$30,906	$(9,306)

2Yr-10Yr Constant Maturity Swap Capital	0.50%	Goldman Sachs	8/27/20	$31,341,000	79,919	79,919	—

					$120,131	$110,825	$(9,306)

Forward Currency Contracts

At March 31, 2019, the Fund’s open forward currency contracts were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
U.S. Dollar	2,905,499	Japanese Yen	313,849,999	BNP Paribas	4/4/19	$72,146
British Pound	1,293,000	U.S. Dollar	1,655,295	JPMorgan Chase	4/12/19	29,418
U.S. Dollar	1,902,604	Japanese Yen	207,600,000	Goldman Sachs	4/22/19	25,390
U.S. Dollar	625,476	Australian Dollar	876,000	Bank of America	4/26/19	3,302
U.S. Dollar	2,292,253	Japanese Yen	249,200,000	JPMorgan Chase	5/9/19	35,854
U.S. Dollar	2,277,602	Japanese Yen	246,900,000	Citigroup	5/13/19	41,417
Japanese Yen	129,776,401	U.S. Dollar	1,165,455	JPMorgan Chase	5/13/19	9,936
Japanese Yen	117,123,599	U.S. Dollar	1,055,206	UBS Warburg	5/13/19	5,588
British Pound	1,453,000	U.S. Dollar	1,881,506	Barclays Bank	5/16/19	14,944
U.S. Dollar	2,268,641	Japanese Yen	247,050,000	JPMorgan Chase	5/20/19	30,028
U.S. Dollar	956,506	European Euro	834,000	Bank of America	5/23/19	16,819
British Pound	753,000	U.S. Dollar	983,096	JPMorgan Chase	5/23/19	88
U.S. Dollar	2,247,443	Japanese Yen	247,650,000	Goldman Sachs	5/28/19	2,167
Japanese Yen	247,650,000	U.S. Dollar	2,229,625	Morgan Stanley	5/28/19	15,651
Swedish Krona	1,840,483	European Euro	1,610,000	JPMorgan Chase	6/20/19	22,176

						$324,924

European Euro	823,000	U.S. Dollar	942,079	Bank of America	4/25/19	$(17,061)
Japanese Yen	207,416,209	U.S. Dollar	1,901,000	Morgan Stanley	4/25/19	(24,938)
Japanese Yen	113,000	U.S. Dollar	1,041	Bank of America	4/26/19	(19)
Japanese Yen	210,764,000	U.S. Dollar	1,940,858	Goldman Sachs	4/26/19	(34,344)
Norwegian Krone	6,124,000	U.S. Dollar	729,361	Barclays Bank	5/2/19	(18,113)
Japanese Yen	208,860,000	U.S. Dollar	1,916,626	JPMorgan Chase	5/10/19	(25,359)
Japanese Yen	321,088,000	U.S. Dollar	2,927,245	Bank of America	5/17/19	(18,341)
Japanese Yen	247,050,000	U.S. Dollar	2,251,046	Bank of America	5/20/19	(12,432)
European Euro	834,000	U.S. Dollar	948,651	Bank of America	5/23/19	(8,964)
U.S. Dollar	144,027	Indian Rupee	10,385,087	Citigroup	5/28/19	(4,738)
U.S. Dollar	191,970	Indian Rupee	13,846,800	JPMorgan Chase	5/28/19	(6,384)
U.S. Dollar	480,391	Indian Rupee	34,617,000	JPMorgan Chase	5/28/19	(15,493)
U.S. Dollar	144,118	Indian Rupee	10,385,114	JPMorgan Chase	5/28/19	(4,648)
European Euro	1,679,000	U.S. Dollar	1,910,899	Morgan Stanley	6/5/19	(17,018)
U.S. Dollar	899,284	Australian Dollar	1,278,000	BNP Paribas	6/13/19	(9,220)
European Euro	1,673,000	U.S. Dollar	1,890,365	Morgan Stanley	6/13/19	(2,000)
South African Rand	15,773,000	U.S. Dollar	1,093,957	Barclays Bank	6/14/19	(10,369)
Swedish Krona	16,810,317	European Euro	1,840,483	JPMorgan Chase	6/20/19	(20,818)

						$(250,259)

Total Net Forward Currency Contracts						$74,665

See accompanying notes to the schedules of portfolio investments.

AZL BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments

March 31, 2019 (Unaudited)

Swap Agreements

At March 31, 2019, the Fund’s open centrally cleared credit default swap agreements (sell protection) were as follows:

Description	Payment Frequency	Implied Credit Spread at March 31, 2019(c)	Expiration Date	Notional Amount(d)	Fixed Rate	Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX North America High Yield Index Swap Agreement with Series 32	Quarterly	0.63%	6/20/24	$(573,254)	5.00%	$38,101	$35,703	$2,398

						$38,101	$35,703	$2,398

At March 31, 2019, the Fund’s open centrally cleared interest rate swap agreements were as follows:

Paid by the Fund		Received by the Fund
Rate	Frequency	Rate	Frequency	Expiration Date	Notional Amount		Upfront Premiums Paid/ (Received)	Value	Unrealized Appreciation/ (Depreciation)
0.84%	Annually	6-Month EURIBOR	Semi- annually	2/15/28	1,364,575	EUR	$29	$(64,133)	$(64,162)
0.84%	Annually	6-Month EURIBOR	Semi- annually	2/15/28	1,474,000	EUR	31	(69,247)	(69,278)
0.99%	Annually	6-Month EURIBOR	Semi- annually	10/29/28	7,722,467	EUR	—	(458,636)	(458,636)
3-Month LIBOR	Quarterly	3.20%	Semi- annually	10/29/28	9,758,734	USD	—	672,671	672,671

								$80,655	$80,595

See accompanying notes to the schedules of portfolio investments.

AZL BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments

March 31, 2019 (Unaudited)

At March 31, 2019, the Fund’s open over-the-counter total return swap agreements were as follows:

Pay/ Receive	Financing Rate	Description	Expiration Date	Counterparty	Notional Amount (Local)		Unrealized Appreciation/ (Depreciation)
Pay	0.00%	EURO STOXX Bank Index April Futures	4/30/19	BNP Paribas SA	(574,875)	EUR	$15,709
Pay	0.00%	NIKKEI 225 Dividend Index E-Mini March Futures	3/31/21	BNP Paribas SA	15,520,000	JPY	25,052
Pay	0.00%	NIKKEI 225 Dividend Index E-Mini March Futures	3/31/21	BNP Paribas SA	7,655,000	JPY	13,473
Pay	0.00%	NIKKEI 225 Dividend Index E-Mini March Futures	3/31/21	BNP Paribas SA	4,215,000	JPY	3,240
Pay	0.00%	NIKKEI 225 Dividend Index E-Mini March Futures	3/31/22	BNP Paribas SA	15,720,000	JPY	23,644
Pay	0.00%	NIKKEI 225 Dividend Index E-Mini March Futures	3/31/22	BNP Paribas SA	7,950,000	JPY	11,010
Pay	0.00%	NIKKEI 225 Dividend Index E-Mini March Futures	3/31/22	BNP Paribas SA	7,970,000	JPY	10,829
Pay	0.00%	NIKKEI 225 Dividend Index E-Mini March Futures	3/31/22	BNP Paribas SA	4,260,000	JPY	2,933
Pay	0.00%	S&P 500 Index Dividends December Futures	12/18/20	Goldman Sachs	107,944	USD	25,144
Pay	0.00%	S&P 500 Index Dividends December Futures	12/17/21	BNP Paribas SA	133,513	USD	31,625

							$162,659

(†)	Represents less than 0.05%.
(a)	Notional amount is expressed as the number of contracts multiplied by the strike price of the underlying asset.
(b)	All or a portion of these securities are held by the AZL Cayman Global Allocation Fund I, Ltd. (the “Subsidiary”).
(c)

Implied credit spread, represented in absolute terms, utilized in determining the market value of the credit default swap agreements as of period end will serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a referenced entity reflects the cost of buying/selling protection and may include upfront or daily payments required to be made to enter into the agreement. Generally, wider credit spreads represent a perceived deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the swap agreement.

(d)

The notional amount represents the maximum potential amount the Fund could be required to make as a seller of credit protection if a credit event occurs, as defined under the terms of the swap agreement.

See accompanying notes to the schedules of portfolio investments.

AZL DFA Five-Year Global Fixed Income Fund

Schedule of Portfolio Investments

March 31, 2019 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Corporate Bonds (12.7%):
Beverages (1.8%):
$ 210,000	Coca-Cola Co. (The), 2.20%, 5/25/22	$207,448
1,200,000	Coca-Cola Co. (The), 1.13%, 9/22/22	1,399,587
5,800,000	Coca-Cola Co. (The), 0.75%, 3/9/23, Callable 12/9/22 @ 100	6,666,182

		8,273,217

Communications Equipment (0.4%):
2,000,000	Cisco Systems, Inc., 1.85%, 9/20/21, Callable 8/20/21 @ 100	1,965,190

Consumer Finance (2.7%):
11,435,000	Toyota Motor Credit Corp., 2.60%, 1/11/22^	11,437,700
200,000	Toyota Motor Credit Corp., 0.75%, 7/21/22	230,187
257,000	Toyota Motor Credit Corp., 2.38%, 2/1/23	313,993

		11,981,880

Household Products (1.2%):
4,700,000	Procter & Gamble Co. (The), 2.00%, 8/16/22	5,635,751

Industrial Conglomerates (0.5%):
1,850,000	3M Co., 0.38%, 2/15/22, Callable 11/15/21 @ 100	2,098,788
200,000	3M Co., 0.95%, 5/15/23	232,354

		2,331,142

IT Services (0.5%):
2,516,000	IBM Corp., 2.50%, 1/27/22^	2,497,434

Oil, Gas & Consumable Fuels (1.3%):
6,000,000	Chevron Corp., 2.50%, 3/3/22, Callable 2/3/22 @ 100^	5,996,844

Pharmaceuticals (1.7%):
100,000	Johnson & Johnson, 0.25%, 1/20/22, Callable 12/20/21 @ 100	113,430
3,000,000	Pfizer, Inc., 1.95%, 6/3/21	2,958,825
4,021,000	Pfizer, Inc., 0.25%, 3/6/22, Callable 2/6/22 @ 100	4,552,590

		7,624,845

Software (2.1%):
7,307,000	Oracle Corp., 1.90%, 9/15/21, Callable 8/15/21 @ 100	7,187,187
1,833,000	Oracle Corp., 2.50%, 5/15/22, Callable 3/15/22 @ 100	1,825,531

		9,012,718

Technology Hardware, Storage & Peripherals (0.5%):
2,000,000	Apple, Inc., 1.00%, 11/10/22	2,332,309

Total Corporate Bonds (Cost $59,425,691)		57,651,330

Foreign Bonds (76.3%):
Banks (19.5%):
16,000,000	Bank of Montreal, 1.88%, 3/31/21+	11,923,484
2,000,000	Bank of Nova Scotia, 2.13%, 6/15/20+	1,498,563
6,500,000	Bank of Nova Scotia, 3.27%, 1/11/21+	4,961,589
1,000,000	Commonwealth Bank of Australia, Series E, 0.50%, 7/11/22+	1,136,567
2,389,000	Cooperatieve Rabobank UA, Series E, 4.75%, 6/6/22+	3,083,396

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Foreign Bonds, continued
Banks, continued
$ 2,093,000	Cooperatieve Rabobank UA, 0.50%, 12/6/22+	$2,398,318
4,350,000	Dexia Credit Local SA, 0.25%, 6/2/22+	4,922,938
1,800,000	Dexia Credit Local SA, Series E, 1.13%, 6/15/22+	2,334,025
5,200,000	Dexia Credit Local SA, 0.25%, 6/1/23, MTN+	5,880,869
650,000	International Bank for Reconstruction & Development, 1.00%, 12/19/22+	846,694
6,123,000	Kreditanstalt fuer Wiederaufbau, 2.13%, 8/15/23+	7,579,890
475,000	Land Nordrhein-Westfalen, 0.13%, 3/16/23+	539,208
1,000,000	Land Nordrhein-Westfalen, 0.20%, 4/17/23+	1,138,585
3,000,000	National Australia Bank, Ltd., Series G, 0.88%, 1/20/22+	3,439,343
500,000	National Australia Bank, Ltd., 0.35%, 9/7/22+	565,333
1,900,000	Nordea Bank AB, Series E, 3.25%, 7/5/22+	2,348,351
1,164,000	Oesterreichische Kontrollbank AG, Series E, 0.75%, 3/7/22+	1,502,364
7,700,000	Royal Bank of Canada, Series DPNT, 1.97%, 3/2/22+	5,718,699
1,190,000	Skandinaviska Enskilda Banken AB, 1.25%, 8/5/22+	1,539,656
2,700,000	State of North Rhine-Westphalia Germany, 0.00%, 12/5/22+	3,052,740
3,167,000	State of North Rhine-Westphalia Germany, 0.38%, 2/16/23+	3,628,705
2,318,000	Svenska Handelsbanken AB, Series E, 0.25%, 2/28/22+	2,619,716
1,000,000	Svenska Handelsbanken AB, 2.63%, 8/23/22+	1,218,163
1,100,000	Svenska Handelsbanken AB, 1.13%, 12/14/22+	1,280,241
2,000,000	Toronto-Dominion Bank, 2.56%, 6/24/20+	1,506,047
5,000,000	Toronto-Dominion Bank (The), Series DPNT, 2.62%, 12/22/21+	3,783,416
10,300,000	Toronto-Dominion Bank (The), Series DPNT, 1.99%, 3/23/22+	7,658,708
300,000	Westpac Banking Corp., Series E, 0.25%, 1/17/22+	338,191

		88,443,799

Capital Markets (1.2%):
3,000,000	Canada Housing Trust, 2.40%, 12/15/22+(a)	2,292,456
3,000,000	Canada Housing Trust No 1, 1.75%, 6/15/22+(a)	2,244,297
400,000	FMS Wertmanagement, 1.00%, 9/7/22+	520,542
300,000	FMS Wertmanagement, 1.13%, 9/7/23+	391,098

		5,448,393

Consumer Finance (0.4%):
1,000,000	Toyota Credit Canada, Inc., 2.20%, 2/25/21+	747,987
1,500,000	Toyota Credit Canada, Inc., 2.02%, 2/28/22+	1,112,371

		1,860,358

See accompanying notes to the schedules of portfolio investments.

AZL DFA Five-Year Global Fixed Income Fund

Schedule of Portfolio Investments

March 31, 2019 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Foreign Bonds, continued
Diversified Financial Services (27.6%):
$ 1,000,000	Agence Francaise de Developpement, 0.13%, 4/30/22+	$1,130,802
1,500,000	Agence Francaise de Developpement, 0.50%, 10/25/22+	1,718,174
5,700,000	ASB Finance, Ltd., Series E, 0.50%, 6/10/22+	6,438,600
11,248,000	Asian Development Bank, 0.20%, 5/25/23+	12,821,569
400,000	Bank Nederlandse Gemeenten NV, Series E, 1.00%, 3/15/22+	519,693
1,600,000	Bank Nederlandse Gemeenten NV, 0.25%, 2/22/23+	1,824,716
6,334,000	BNG Bank NV, 0.05%, 7/11/23, MTN+	7,162,496
300,000	Caisse d’Amortissement de la Dette Sociale, 0.13%, 11/25/22+	341,101
400,000	Caisse d’Amortissement de la Dette Sociale, 0.50%, 5/25/23, MTN+	461,569
5,600,000	Caisse d’Amortissement de la Dette Sociale, 0.13%, 10/25/23+	6,362,386
403,000	Council Of Europe Development Bank, 0.38%, 10/27/22+	462,064
750,000	Council Of Europe Development Bank, 0.13%, 5/25/23, MTN+	852,299
2,000,000	CPPIB Capital, Inc., Series A, 1.40%, 6/4/20+	1,491,094
12,300,000	European Financial Stability Facility, 0.13%, 10/17/23, MTN+	13,981,148
400,000	European Investment Bank, 2.50%, 10/31/22+	548,112
2,000,000	European Investment Bank, 2.38%, 1/18/23+	1,533,363
143,000	European Investment Bank, 0.00%, 10/16/23+	162,000
11,145,000	European Stability Mechanism, 0.10%, 7/31/23+	12,656,284
400,000	Kommunalbanken AS, 1.13%, 11/30/22+	521,136
846,000	Kommunekredit, 0.13%, 8/28/23, MTN+	957,493
97,000,000	Kommuninvest I Sverige AB, 0.25%, 6/1/22+	10,476,593
24,000,000	Kommuninvest I Sverige AB, 0.75%, 2/22/23+	2,635,032
3,000,000	Kommuninvest I Sverige AB, Series 2311, 1.00%, 11/13/23, MTN+	332,510
4,253,000	Kreditanstalt fuer Wiederaufbau, 0.00%, 9/15/23+	4,816,502
200,000	Landeskreditbank Baden-Wuerttemberg Foerderbank, Series E, 0.88%, 3/7/22+	258,998
5,250,000	Landwirtschaftliche Rentenbank, 0.05%, 6/12/23, MTN+	5,949,898
1,466,000	Municipality Finance plc, 1.25%, 12/7/22+	1,919,261
3,091,000	Nederlandse Waterschapsbank NV, 0.13%, 9/25/23, MTN+	3,502,623

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Foreign Bonds, continued
Diversified Financial Services, continued
$ 500,000	Nestle Finance International, Ltd., 1.75%, 9/12/22+	$597,204
1,787,000	NRW Bank, 0.00%, 11/11/22+	2,018,257
4,500,000	NRW Bank, 0.13%, 3/10/23+	5,103,698
5,850,000	NRW Bank, 0.13%, 7/7/23+	6,631,788
4,680,000	OP Corporate Bank plc, Series E, 0.75%, 3/3/22+	5,356,505
450,000	OP Corporate Bank plc, 0.38%, 10/11/22+	509,572
700,000	Roche Finance Europe BV, 0.50%, 2/27/23, Callable 11/27/22 @ 100+	803,306
500,000	Temasek Financial I, Ltd., Series E, 0.50%, 3/1/22+	569,001
800,000	Temasek Financial I, Ltd., Series G, 4.63%, 7/26/22+	1,157,366
600,000	Total Capital Canada, Ltd., Series E, 1.13%, 3/18/22+	698,004
900,000	Total Capital International SA, 0.25%, 7/12/23+	1,020,709

		126,302,926

Insurance (0.8%):
600,000	UNEDIC ASSEO, 0.13%, 5/25/22+	679,356
2,600,000	UNEDIC ASSEO, 0.88%, 10/25/22+	3,025,790

		3,705,146

Oil, Gas & Consumable Fuels (1.0%):
1,800,000	Shell International Finance BV, Series E, 1.25%, 3/15/22+	2,099,462
900,000	Shell International Finance BV, Series E, 1.00%, 4/6/22+	1,042,503
1,300,000	Statoil ASA, 0.88%, 2/17/23, Callable 11/17/22 @ 100+	1,503,315

		4,645,280

Pharmaceuticals (2.9%):
2,000,000	Novartis Finance SA, 0.50%, 8/14/23, Callable 5/14/23 @ 100+	2,291,101
1,100,000	Sanofi, 0.00%, 9/13/22, Callable 6/13/22 @ 100+	1,235,591
8,300,000	Sanofi, 0.50%, 3/21/23, Callable 12/21/22 @ 100+	9,494,199

		13,020,891

Road & Rail (0.2%):
667,000	Transport For London, 2.25%, 8/9/22, MTN+	895,659

Sovereign Bond (22.7%):
81,000,000	Denmark Government Bond, 1.50%, 11/15/23+	13,281,303
4,000,000	European Investment Bank, 3.50%, 1/14/21+	456,376
200,000	European Investment Bank, 0.05%, 12/15/23, MTN+	227,150
6,800,000	Finland Government Bond, 0.00%, 9/15/23+(a)	7,744,669
2,054,000	French Republic Government Bond OAT, 0.00%, 3/25/23+	2,338,332
4,100,000	French Republic Government Bond OAT, 1.75%, 5/25/23+	5,007,391
2,250,000	Kingdom of Belgium Government Bond, 2.25%, 6/22/23+	2,806,506
500,000	Kommunalbanken AS, 0.88%, 12/8/20, MTN+	650,196

See accompanying notes to the schedules of portfolio investments.

AZL DFA Five-Year Global Fixed Income Fund

Schedule of Portfolio Investments

March 31, 2019 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Foreign Bonds, continued
Sovereign Bond, continued
$ 500,000	Kommunalbanken AS, 1.50%, 12/15/23, MTN+	$660,926
92,000,000	Norwegian Government Bond, 2.00%, 5/24/23+(a)	10,955,278
8,000,000	Province of Alberta, 1.35%, 9/1/21+	5,918,449
2,000,000	Province of Alberta, 2.55%, 12/15/22+	1,528,199
4,000,000	Province of British Columbia, 3.25%, 12/18/21+	3,108,846
4,000,000	Province of British Columbia, 2.70%, 12/18/22+	3,082,562
450,000	Province of Manitoba Canada, 1.50%, 12/15/22+	590,503
6,700,000	Province of Ontario, 3.15%, 6/2/22+	5,207,618
6,000,000	Province of Quebec, 4.25%, 12/1/21+	4,775,483
950,000	Province of Quebec, 0.88%, 5/24/22+	1,225,265
8,900,000	Province of Quebec, 3.50%, 12/1/22+	7,043,603
11,300,000	Republic of Austria Government Bond, 0.00%, 7/15/23+(a)	12,881,985
54,000,000	Sweden Government Bond, 1.50%, 11/13/23+(a)	6,281,856
500,000	Swedish Export Credit, 1.38%, 12/15/23, MTN+	656,928
55,500,000	Swedish Government Bond, 3.50%, 6/1/22+	6,704,315

		103,133,739

Total Foreign Bonds (Cost $358,369,367)		347,456,191

Yankee Dollars (9.0%):
Banks (6.0%):
667,000	Australia & New Zealand Banking Group, Ltd., 2.63%, 11/9/22	660,838
1,000,000	Bank of Nova Scotia, 2.70%, 3/7/22	1,000,420
1,250,000	Bank of Nova Scotia/The, Series BKNT, 3.20% (US0003M+44 bps), 4/20/21	1,253,119
2,625,000	Commonwealth Bank of Australia, 2.75%, 3/10/22(a)	2,617,884
1,000,000	Cooperatieve Rabobank UA, 3.88%, 2/8/22	1,028,214
4,243,000	National Australia Bank, Ltd., 2.80%, 1/10/22^	4,235,434
2,587,000	National Australia Bank, Ltd., Series G, 2.50%, 5/22/22	2,559,456
8,031,000	Royal Bank of Canada, Series G, 2.75%, 2/1/22^	8,066,874
4,000,000	Westpac Banking Corp., 2.80%, 1/11/22	4,003,448
1,976,000	Westpac Banking Corp., 2.50%, 6/28/22^	1,950,097

		27,375,784

Diversified Financial Services (0.9%):
1,000,000	Landeskreditbank Baden-Wuerttemberg Foerderbank, 2.73% (US0003M+12 bps), 9/27/21, MTN	1,002,450

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Yankee Dollars, continued
Diversified Financial Services, continued
$ 3,129,000	Total Capital International SA, 2.88%, 2/17/22	$3,154,320

		4,156,770

Oil, Gas & Consumable Fuels (1.9%):
1,135,000	Equinor ASA, 3.15%, 1/23/22	1,153,792
6,410,000	Shell International Finance BV, 1.75%, 9/12/21^	6,271,839
1,000,000	Shell International Finance BV, 2.38%, 8/21/22	992,911

		8,418,542

Sovereign Bond (0.2%):
1,000,000	Svensk Exportkcredit AB, 2.73% (US0003M+12 bps), 12/13/21, MTN	1,002,070

Total Yankee Dollars (Cost $41,023,217)		40,953,166

Short-Term Securities Held as Collateral for Securities on Loan (3.0%):
Miscellaneous Investments (3.0%)
$13,771,481	Short-Term Investments(b)	13,771,481

Total Short-Term Securities Held as Collateral for Securities on Loan (Cost $13,771,481)		13,771,481

Unaffiliated Investment Company (0.2%):
974,045	Dreyfus Treasury Securities Cash Management Fund, Institutional Shares, 2.27%(c)	974,045

Total Unaffiliated Investment Company (Cost $974,045)		974,045

Total Investment Securities (Cost $473,563,801) - 101.2%		460,806,213
Net other assets (liabilities) - (1.2)%		(5,552,365)

Net Assets - 100.0%		$455,253,848

Percentages indicated are based on net assets as of March 31, 2019.

LIBOR	-	London Interbank Offered Rate
MTN	-	Medium Term Note
US0003M	-	3 Month US Dollar LIBOR

^	This security or a partial position of this security was on loan as of March 31, 2019. The total value of securities on loan as of March 31, 2019, was $13,405,189.
+	The principal amount is disclosed in local currency and the fair value is disclosed in U.S. Dollars.
(a)

Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors. The sub-adviser has deemed these securities to be liquid based on procedures approved by the Board of Trustees.

(b)

Represents various short-term investments purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before March 31, 2019.

(c)	The rate represents the effective yield at March 31, 2019.

See accompanying notes to the schedules of portfolio investments.

AZL DFA Five-Year Global Fixed Income Fund

Schedule of Portfolio Investments

March 31, 2019 (Unaudited)

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investments as of March 31, 2019:

Country	Percentage
Australia	4.7%
Austria	3.1%
Belgium	0.6%
Canada	19.1%
Denmark	3.1%
Finland	3.4%
France	10.7%
Germany	9.2%
Luxembourg	3.7%
Netherlands	6.7%
New Zealand	1.4%
Norway	3.4%
Singapore	0.4%
SNAT	6.6%
Sweden	8.0%
United Kingdom	0.2%
United States	15.7%

100.0%

See accompanying notes to the schedules of portfolio investments.

AZL DFA Five-Year Global Fixed Income Fund

Schedule of Portfolio Investments

March 31, 2019 (Unaudited)

Forward Currency Contracts

At March 31, 2019, the Fund’s open forward currency contracts were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
U.S. Dollar	640,571	British Pound	489,083	BNY Mellon	4/10/19	$3,382
U.S. Dollar	1,949,041	British Pound	1,476,717	State Street	4/10/19	25,138
U.S. Dollar	13,774,109	Danish Krone	88,512,434	State Street	4/11/19	459,379
U.S. Dollar	11,169,566	Norwegian Krone	96,190,324	Citigroup	4/15/19	5,980
U.S. Dollar	77,698,473	European Euro	68,371,873	State Street	4/15/19	915,708
U.S. Dollar	27,165,072	Swedish Krona	243,700,633	Barclays Bank	4/17/19	912,875
U.S. Dollar	497,238	Swedish Krona	4,585,441	Barclays Bank	4/17/19	3,280
U.S. Dollar	410,364	Swedish Krona	3,792,623	Citigroup	4/17/19	1,810
U.S. Dollar	78,410,797	European Euro	68,273,672	State Street	4/17/19	1,725,456
U.S. Dollar	73,888,508	European Euro	64,616,505	State Street	4/18/19	1,304,830
U.S. Dollar	73,781,729	Canadian Dollar	97,152,962	State Street	4/24/19	1,028,022
U.S. Dollar	756,098	Canadian Dollar	998,385	State Street	4/24/19	8,450
U.S. Dollar	3,759,894	Canadian Dollar	4,948,156	State Street	4/24/19	54,431

						$6,448,741

U.S. Dollar	14,155,758	British Pound	10,942,779	Citigroup	4/10/19	$(100,764)

Total Net Forward Currency Contracts						$6,347,977

See accompanying notes to the schedules of portfolio investments.

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

March 31, 2019 (Unaudited)

Shares		Fair Value
Common Stocks (98.5%):
Aerospace & Defense (1.1%):
15,989	Austal, Ltd.	$25,569
982	Avon Rubber plc	16,638
44,779	BAE Systems plc	282,049
5,900	Bombardier, Inc., Class B*	11,348
6,187	CAE, Inc.	137,103
3,081	Chemring Group plc	5,572
50,056	Cobham plc*	72,038
15	Dassault Aviation SA	22,129
504	Elbit Systems, Ltd.	65,218
3,429	European Aeronautic Defence & Space Co. NV	454,642
1,280	Facc AG^	18,593
9,452	Finmeccanica SpA	110,197
2,535	Heroux-Devtek, Inc.*	30,127
1,132	LiSi	34,796
34,400	Meggitt plc	225,505
2,059	MTU Aero Engines AG	466,120
560	Ohb Se	22,617
20,095	QinetiQ Group plc	78,952
25,323	Rolls-Royce Holdings plc	299,046
1,420	Saab AB	45,534
1,661	Safran SA	227,881
20,156	Senior plc	57,302
17,700	Singapore Technologies Engineering, Ltd.	48,949
3,432	Ste Industrielle d’Aviation Latecoere SA*	12,006
1,426	Thales SA	171,054
5,610	Ultra Electronics Holdings plc	116,837

		3,057,822

Air Freight & Logistics (0.2%):
16,282	Bollore, Inc.	73,701
6,117	BPOST SA	65,984
2,399	Compania de Distribucion Integral Logista Holdings SA	56,523
6,355	CTT-Correios de Portugal SA	18,398
8,162	Deutsche Post AG	265,498
5,804	Freightways, Ltd.	32,655
73	Id Logistics Group*	11,562
37,500	Kerry Network, Ltd.	67,833
2,300	Kintetsu World Express, Inc.	35,253
1,800	Konoike Transport Co., Ltd.	29,857
1,284	Mainfreight, Ltd.	31,358
1,800	Mitsui-Soko Holdings Co., Ltd.	29,702
1,146	Oesterreichische Post AG	48,474
682	Panalpina Welttransport Holdings	113,662
24,018	PostNL NV	61,532
23,649	Royal Mail plc	73,427
900	SBS Holdings, Inc.	15,165
58,500	Singapore Post, Ltd.	43,201
36	XPO Logistics Europe SADIR	11,634
2,000	Yamato Holdings Co., Ltd.	51,754
2,000	Yasuda Logistics Corp.	16,683

		1,153,856

Airlines (0.3%):
2,930	Air Canada*	70,629
13,467	Air France-KLM*	151,541
26,921	Air New Zealand, Ltd.	46,492
1,200	All Nippon Airways Co., Ltd.	44,040
1,046	Cathay Pacific Airways, Ltd.	1,831
6,945	Dart Group plc	71,938
9,717	Deutsche Lufthansa AG, Registered Shares	213,214
2,130	easyJet plc	31,064
28,658	El Al Israel Airlines*	7,337
1,728	Exchange Income Corp.	42,793

Shares		Fair Value
Common Stocks, continued
Airlines, continued
13,156	International Consolidated Airlines Group SA	$87,910
1,700	Japan Airlines Co., Ltd.	59,892
24,091	Qantas Airways, Ltd.	96,913
18,011	Sas AB*	36,211
21,400	Singapore Airlines, Ltd.	152,866

		1,114,671

Auto Components (1.9%):
1,000	Aisan Industry Co., Ltd.	6,169
5,800	Aisin Sieki Co., Ltd.	208,074
7,300	Akebono Brake Industry Co., Ltd.*	8,194
1,027	Akwel	16,620
2,288	Arb Corp., Ltd.	28,005
266	Autoneum Holding AG	30,708
8,806	Brembo SpA	100,207
12,900	Bridgestone Corp.	498,184
1,647	Bulten AB	14,096
11	Burelle SA	10,786
3,874	Cie Automotive SA	104,291
5,225	Compagnie Generale des Establissements Michelin SCA, Class B	619,278
1,018	Continental AG	153,222
2,800	Daido Metal Co., Ltd.	17,977
2,400	Daikyonishikawa Corp.	22,078
2,700	Denso Corp.	105,526
10,709	Dometic Group AB(a)	84,234
1,800	Eagle Industry Co., Ltd.	19,747
673	Edag Engineering Group AG	12,078
1,724	ElringKlinger AG^	11,715
1,700	Exedy Corp.	36,979
3,076	Faurecia SA	129,993
2,300	FCC Co., Ltd.	48,894
1,000	F-Tech, Inc.	8,071
4,000	Futaba Industrial Co., Ltd.	19,777
1,400	G-Tekt Corp.	19,452
3,860	Gud Holdings, Ltd.	32,732
2,186	Hella KGAA Hueck & Co.	96,099
1,600	Hi-Lex Corp.	30,084
700	H-One Co., Ltd.	5,679
1,200	Imasen Electric Industrial	10,869
1,800	Kasai Kogyo Co., Ltd.	13,330
2,500	Keihin Corp.	41,095
1,600	Koito Manufacturing Co., Ltd.	91,078
31,203	Kongsberg Automotive ASA*	27,876
1,400	KYB Co., Ltd.	34,438
2,493	Leoni AG	48,585
3,233	Linamar Corp.	115,945
11,703	Magna International, Inc., ADR	569,818
6,366	Martinrea International, Inc.	57,648
2,000	Mitsuba Corp.	11,303
3,200	Musashi Seimitsu Industry Co., Ltd.	43,555
4,400	NGK Spark Plug Co., Ltd.	82,006
9,700	NHK SPRING Co., Ltd.	87,367
600	Nichirin Co., Ltd.	9,630
3,600	Nifco, Inc.	91,841
4,000	Nippon Seiki Co., Ltd.	64,781
1,400	Nissin Kogyo Co., Ltd.	17,604
2,700	NOK Corp.	42,174
6,795	Nokian Renkaat OYJ	227,624
800	Ohashi Technica, Inc.	10,080
2,600	Pacific Industrial Co., Ltd.	36,645
1,800	Piolax, Inc.	34,778
2,839	Plastic Omnium SA	75,875
6,300	Press Kogyo Co., Ltd.	33,484
3,582	PWR Holdings, Ltd.	8,911

See accompanying notes to the schedules of portfolio investments.

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

March 31, 2019 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Auto Components, continued
400	Riken Corp.	$18,216
4,208	Saf-Holland SA	48,168
1,600	Sanden Holdings Corp.*	10,987
1,900	Sanoh Industrial Co., Ltd.	8,697
2,535	Schaeffler AG	20,599
600	Shoei Co., Ltd.	25,707
4,000	Showa Corp.	51,254
2,500	Stanley Electric Co., Ltd.	67,465
10,000	Sumitomo Electric Industries, Ltd.	133,124
2,900	Sumitomo Riko Co., Ltd.	24,354
9,500	Sumitomo Rubber Industries, Ltd.	114,275
300	T RAD Co., Ltd.	5,766
1,400	Tachi-S Co., Ltd.	20,128
800	Taiho Kogyo Co., Ltd.	6,560
3,900	Tokai Rika Co., Ltd.	66,729
2,500	Topre Corp.	46,789
7,500	Toyo Tire & Rubber Co., Ltd.	85,326
4,500	Toyoda Gosei Co., Ltd.	95,704
3,500	Toyota Boshoku Corp.	53,051
1,200	Toyota Industries Corp.	60,353
1,500	TPR Co., Ltd.	28,664
3,600	TS Tech Co., Ltd.	103,990
2,000	Unipres Corp.	31,351
2,847	Valeo SA	82,876
104,000	Xinyi Glass Holdings, Ltd.	119,364
6,500	Yokohama Rubber Co., Ltd. (The)	121,222
600	Yorozu Corp.	7,851

		5,845,859

Automobiles (2.9%):
7,641	Bayerische Motoren Werke AG (BMW)	589,166
17,987	Daimler AG, Registered Shares	1,053,936
1,253	Ferrari NV	167,651
34,520	Fiat Chrysler Automobiles NV	516,096
11,800	Fuji Heavy Industries, Ltd.	269,774
21,000	Honda Motor Co., Ltd.	569,268
24,135	IMMSI SpA*	12,728
10,900	Isuzu Motors, Ltd.	143,825
15,500	Mazda Motor Corp.	173,861
13,300	Mitsubishi Motors Corp.	70,937
48,200	Nissan Motor Co., Ltd.	396,357
2,700	Nissan Shatai Co., Ltd.	23,445
14,678	Piaggio & C SpA	35,814
27,636	PSA Peugeot Citroen SA	675,504
3,686	Renault SA	244,127
2,800	Suzuki Motor Corp.	124,205
36,638	Toyota Motor Corp.	2,149,453
794	Volkswagen AG	129,209
8,800	Yamaha Motor Co., Ltd.	173,333

		7,518,689

Banks (9.8%):
3,000	77th Bank	42,024
8,132	ABN AMRO Group NV(a)	183,579
17,829	AIB Group plc	80,085
500	Aichi Bank, Ltd. (The)	15,546
1,500	Akita Bank, Ltd. (The)	30,467
3,329	Aktia Bank OYJ	34,984
1,200	Aomori Bank, Ltd. (The)	31,882
700	Aozora Bank, Ltd.	17,338
32,444	Australia & New Zealand Banking Group, Ltd.	602,420
2,000	Awa Bank, Ltd. (The)	50,969
20,218	Banca Popolare dell’Emilia Romarna	82,803
25,559	Banca Popolare di Sondrio SCPA	69,917
55,582	Banco Bilbao Vizcaya Argentaria SA	317,805
75,804	Banco Bpm SpA*	156,730

Shares		Fair Value
Common Stocks, continued
Banks, continued
106,975	Banco Comercial Portugues SA, Class R*	$27,647
73,105	Banco de Sabadell SA	72,870
181,335	Banco Santander SA	843,765
19,203	Bank Hapoalim BM	127,685
31,180	Bank Leumi Le-Israel Corp.	204,553
23,503	Bank of East Asia, Ltd. (The)	76,346
2,674	Bank of Georgia Group plc	57,611
26,226	Bank of Ireland Group plc	156,262
900	Bank of Iwate, Ltd. (The)	26,665
1,900	Bank of Kyoto, Ltd. (The)	79,731
15,317	Bank of Montreal	1,146,019
500	Bank of Nagoya, Ltd. (The)	16,152
13,051	Bank of Nova Scotia	695,357
820	Bank of Okinawa, Ltd. (The)	25,577
12,981	Bank of Queensland, Ltd.	84,144
1,100	Bank of Saga, Ltd. (The)	18,961
2,000	Bank of The Ryukyus, Ltd.	20,426
23,866	Bankia SA	61,896
2,748	Bankinter SA	20,933
71	Banque Cantonale de Geneve	14,195
103	Banque Cantonale Vaudoise,Registered Shares	82,604
47,121	Barclays plc, ADR	376,968
14,732	Bendigo & Adelaide Bank, Ltd.	101,136
311	Berner Kantonalbank AG	75,599
12,167	BNP Paribas SA	583,058
57,542	BOC Hong Kong Holdings, Ltd.	238,216
6,760	Canadian Imperial Bank of Commerce	534,513
4,927	Canadian Western Bank	102,913
12,400	Chiba Bank, Ltd. (The)	67,532
4,300	Chiba Kogyo Bank, Ltd. (The)	11,655
6,200	Chugoku Bank, Ltd. (The)	58,282
700	Chukyo Bank, Ltd. (The)	14,370
3,800	Chuo Mitsui Trust Holdings, Inc.	136,778
1,097	Comdirect Bank AG	12,429
19,952	Commerzbank AG	154,403
14,023	Commonwealth Bank of Australia	706,001
19,900	Concordia Financial Group, Ltd.	76,811
10,693	Credit Agricole SA	129,535
5,165	Credito Emiliano SpA	29,108
348,864	Credito Valtellinese SpA*	28,074
55,579	Criteria Caixacorp SA	173,708
22,900	CYBG plc	59,221
16,000	Dah Sing Banking Group, Ltd.	30,043
5,600	Dah Sing Financial Holdings, Ltd.	29,354
1,500	Daishi Hokuetsu Financial Group, Inc.	42,500
2,845	Danske Bank A/S	49,976
7,100	DBS Group Holdings, Ltd.	132,340
10,728	DnB NOR ASA	197,703
3,100	Ehime Bank, Ltd. (The)	31,883
5,287	Erste Group Bank AG	194,300
6,500	Fidea Holdings Co., Ltd.	7,707
11,461	Finecobank Banca Fineco SpA	151,216
1,816	First International Bank of Israel	42,882
1,000	Fukui Bank, Ltd. (The)	15,346
2,600	Fukuoka Financial Group, Inc.	57,854
2,200	Fukushima Bank, Ltd. (The)*	7,538
8,100	Gunma Bank, Ltd. (The)	30,732
15,800	Hachijuni Bank, Ltd. (The)	65,691
9,105	Hang Seng Bank, Ltd.	224,659
25,589	Heartland Group Holdings Npv	26,157
6,700	Hiroshima Bank, Ltd. (The)	34,226
1,000	Hokkoku Bank, Ltd. (The)	31,453

See accompanying notes to the schedules of portfolio investments.

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

March 31, 2019 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Banks, continued
6,000	Hokuhoku Financial Group, Inc.	$62,641
42,137	HSBC Holdings plc, ADR	1,709,919
9,400	Hyakugo Bank, Ltd. (The)	29,948
1,000	Hyakujushi Bank, Ltd. (The)	20,718
36,999	ING Groep NV	448,419
141,131	Intesa Sanpaolo SpA	343,887
24,232	Isreal Discount Bank	83,912
9,500	Iyo Bank, Ltd. (The)	50,434
6,200	Jimoto Holdings, Inc.	6,504
1,200	Juroku Bank, Ltd. (The)	24,443
2,965	Jyske Bank A/S	114,639
1,742	Kansai Mirai Financial Group,Inc.	12,416
3,405	KBC Group NV	238,082
4,000	Keiyo Bank, Ltd. (The)	23,401
400	Kita-Nippon Bank, Ltd. (The)	7,100
3,800	Kiyo Bank, Ltd. (The)	53,100
13,590	Kyushu Financial Group, Inc.	55,374
2,296	Laurentian Bank of Canada	69,677
120,273	Liberbank SA*	51,298
888	Liechtenstein Landesbank AG	62,192
571,029	Lloyds Banking Group plc	463,120
83,348	Lloyds TSB Group plc, ADR	267,547
162	Luzerner Kantonalbank AG	77,176
24,670	Mebuki Financial Group, Inc.	63,244
19,666	Mediobanca SpA	204,415
700	Michinoku Bank, Ltd. (The)	10,176
123,900	Mitsubishi UFJ Financial Group, Inc.	615,058
800	Miyazaki Bank, Ltd. (The)	20,085
4,380	Mizrahi Tefahot Bank, Ltd.	90,349
259,200	Mizuho Financial Group, Inc.	401,801
1,300	Musashino Bank, Ltd. (The)	26,014
1,300	Nanto Bank, Ltd. (The)	24,403
32,205	National Australia Bank, Ltd.	579,718
9,441	National Bank of Canada	426,124
7,200	Nishi-Nippon Holdings, Inc.	61,325
14,029	Nordea Bank AB	106,830
8,600	North Pacific Bank, Ltd.	21,576
4,701	Norwegian Finans Holding ASA*	36,538
1,300	Ogaki Kyoritsu Bank, Ltd. (The)	27,058
24,309	Oversea-Chinese Banking Corp., Ltd.	198,614
7,718	Raiffeisen International Bank-Holding AG	173,384
22,100	Resona Holdings, Inc.	95,959
1,604	Ringkjoebing Landbobank A/S^	98,603
10,304	Royal Bank of Canada	778,467
28,730	Royal Bank of Scotland, ADR	187,320
1,190	San Ju San Financial Group, Inc.	16,597
5,000	San-In Godo Bank, Ltd. (The)	35,966
11,600	Senshu Ikeda Holdings, Inc.	29,796
24,500	Seven Bank, Ltd.	72,493
2,300	Shiga Bank, Ltd. (The)	54,886
1,000	Shikoku Bank, Ltd. (The)	9,409
400	Shimizu Bank, Ltd. (The)	6,584
3,300	Shinsei Bank, Ltd.	46,943
7,400	Shizuoka Bank, Ltd. (The)	56,456
21,054	Skandinaviska Enskilda Banken AB, Class A	182,378
7,953	Societe Generale	230,530
4,543	Spar Nord Bank A/S	39,819
4,203	Sparebank 1 Sr-Bank ASA	48,464
147	St. Galler Kantonalbank AG	67,601
56,216	Standard Chartered plc	434,489
13,500	Sumitomo Mitsui Financial Group, Inc.	472,496
1,500	Suruga Bank, Ltd.	6,978

Shares		Fair Value
Common Stocks, continued
Banks, continued
17,088	Svenska Handelsbanken AB, Class A	$180,424
11,980	Swedbank AB, Class A	169,341
4,193	Sydbank A/S	86,997
8,700	Tochigi Bank, Ltd. (The)	18,515
6,500	Toho Bank, Ltd. (The)	17,408
1,100	Tokyo Ty Financial Group, Inc.	15,623
7,500	Tomony Holdings, Inc.	28,562
19,576	Toronto-Dominion Bank (The)	1,063,564
2,100	Towa Bank, Ltd. (The)	13,540
6,200	Tsukuba Bank, Ltd.	10,837
13,966	Unicaja Banco SA(b)	15,015
19,282	Unicredit SpA	247,351
48,370	Unione di Banche Italiane SpA	128,008
15,627	United Overseas Bank, Ltd.	290,506
682	Valiant Holding AG	78,433
764	Van Lanschot Kempen NV	17,307
582	Walliser Kantonalbank, Registered Shares	72,785
36,785	Westpac Banking Corp.	676,339
1,600	Yamagata Bank, Ltd. (The)	28,516
7,200	Yamaguchi Financial Group, Inc.	61,188
1,800	Yamanashi Chuo Bank, Ltd. (The)	22,312
6	Zuger Kantonalbank AG	37,014

		24,264,296

Beverages (1.4%):
9,330	A.G. Barr plc	98,123
8,852	Anheuser-Busch InBev NV	742,851
2,300	Asahi Breweries, Ltd.	102,741
10,973	Britvic plc	136,382
19,109	C&C Group plc	68,516
1,375	Carlsberg A/S, Class B	171,841
11,116	Coca-Cola Amatil, Ltd.	68,315
2,200	Coca-Cola Bottlers Japan Holdings, Inc.	55,927
3,897	Coca-Cola European Partners plc	200,719
3,906	Coca-Cola HBC AG	133,101
5,750	Cott Corp.	83,913
5,510	Davide Campari - Milano SpA	54,142
4,082	Diageo plc, ADR	667,857
4,304	Fevertree Drinks plc	169,948
2,618	Heineken NV	276,533
900	ITO EN, Ltd.	46,801
6,800	Kirin Holdings Co., Ltd.	162,824
109	Laurent-Perrier	11,395
938	Olvi OYJ	33,894
330	Pernod Ricard SA	59,263
376	Remy Cointreau SA	50,167
2,807	Royal Unibrew A/S	207,171
4,000	Sapporo Breweries, Ltd.	87,719
3,457	Stock Spirits Group plc	10,373
1,000	Suntory Beverage & Food, Ltd.	46,986
2,900	Takara Holdings, Inc.	34,340
2,119	Treasury Wine Estates, Ltd.	22,548

		3,804,390

Biotechnology (0.1%):
986	Bavarian Nordic A/S*^	20,568
906	Biogaia AB	44,452
486	Biotest AG	12,374
2,219	CSL, Ltd.	308,201
225	Galapagos NV*	26,256
215	Genmab A/S*	37,321
634	Genus plc	18,316
2,522	Grifols SA	70,638
5,747	Knight Therapeutics, Inc.*	31,569
27,252	Mesoblast, Ltd.*^	27,799

See accompanying notes to the schedules of portfolio investments.

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

March 31, 2019 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Biotechnology, continued
3,607	Oxurion NV*	$15,130
1,008	Swedish Orphan Biovitrum AB*	23,661
1,188	Vitrolife AB	27,054
1,155	Zealand Pharma A/S*	20,630

		683,969

Building Products (1.0%):
1,100	AICA Kogyo Co., Ltd.	36,853
2,028	Arbonia AG	20,950
5,600	Asahi Glass Co., Ltd.	196,799
1,735	Assa Abloy AB, Class B	37,415
20	Belimo Holding AG, Registered Shares	99,975
2,400	Bunka Shutter Co., Ltd.	17,432
1,100	Central Glass Co., Ltd.	24,222
631	Centrotec Sustainable AG	8,420
12,334	Compagnie de Saint-Gobain SA	447,367
1,300	Daikin Industries, Ltd.	152,746
153	dorma kaba Holding AG	109,634
434	Geberit AG, Registered Shares	177,611
12,489	Gwa Group, Ltd.	28,275
2,938	Inwido AB	17,455
8,338	Kingspan Group plc	386,187
4,912	Lindab International AB	44,645
7,500	Lixil Group Corp.	100,278
600	Maeda Kosen Co., Ltd.	13,259
2,617	Nibe Industrier AB, Class B	33,532
4,000	Nichias Corp.	79,517
1,500	Nichiha Corp.	41,385
700	Nihon Flush Co., Ltd.	13,153
4,100	Nippon Sheet Glass Co., Ltd.	33,162
2,000	Nitto Boseki Co., Ltd.	35,894
2,401	Nordic Waterproofing Holding AS(a)	21,458
1,500	Noritz Corp.	23,433
1,400	Okabe Co., Ltd.	12,113
12,336	Polypipe Group plc	64,768
353	Rockwool International A/S	82,753
22	Rockwool International A/S	4,582
1,900	Sankyo Tateyama, Inc.	25,626
7,800	Sanwa Holdings Corp.	93,100
67	Schweiter Technologies AG	64,706
2,100	Sekisui Jushi Corp.	37,108
900	Shin Nippon Air Technologies Co., Ltd.	15,765
1,800	Takara Standard Co., Ltd.	27,634
2,231	Tarkett SA	47,994
2,000	TOTO, Ltd.	85,068
2,597	Tyman plc	8,184
4,586	Uponor OYJ	52,457
638	Zehnder Group AG	21,627

		2,844,542

Capital Markets (2.8%):
20,763	3i Group plc	266,460
24,792	ABG Sundal Collier Holding ASA	11,792
3,200	AGF Management, Ltd.	12,956
1,600	Aizawa Securities Co., Ltd.	9,725
2,800	Alaris Royalty Corp.	44,173
1,655	Altamir	27,955
1,463	Amundi SA(a)	92,295
11,464	Anima Holding SpA(a)	46,882
8,369	Ashmore Group plc	46,638
1,066	ASX, Ltd.	53,014
851	Avanza Bank Holding AB	36,552
6,232	Azimut Holding SpA	105,954
2,819	Banca Generali SpA	70,147
521	Bellevue Group AG	10,575
4,094	Binckbank NV	28,933

Shares		Fair Value
Common Stocks, continued
Capital Markets, continued
4,346	Bolsas y Mercados Espanoles	$121,509
25,002	Brewin Dolphin Holdings plc	101,957
86,000	Bright Smart Securities & Commodities Group, Ltd.	21,471
1,119	Brookfield Asset Management, Inc., Class A	52,201
2,865	Bure Equity AB	48,000
4,759	Burford Capital, Ltd.	104,549
6,165	Canaccord Genuity Group, Inc.	26,945
7,682	CI Financial Corp.	104,865
112	Cie Financiere Tradition SA	11,930
10,072	Close Brothers Group plc	191,282
66,000	Cosmopolitan International Holdings, Ltd.*	12,366
26,778	Credit Suisse Group AG	312,677
29,100	Daiwa Securities Group, Inc.	142,115
29,286	Deutsche Bank AG, Registered Shares	238,460
10,467	Deutsche Bank AG, Registered Shares	84,992
1,174	Deutsche Beteiligungs AG	43,591
2,050	Deutsche Boerse AG	262,806
1,252	Eastnine AB	15,206
5,622	EFG International AG	35,624
258,000	Emperor Capital Group, Ltd.	13,146
2,588	Euronext NV(a)	164,225
2,000	Fiera Capital Corp.	18,755
3,097	Flow Traders(a)	85,452
6,269	GAM Holding AG	19,596
2,674	Georgia Capital plc*	37,958
969	Gimv NV	54,363
1,675	Guardian Capital Group, Ltd., Class A	30,148
142,000	Guotai Junan International Hol	28,778
67,243	Haitong International Securities	26,527
5,422	Hargreaves Lansdown plc	131,963
6,371	Hong Kong Exchanges & Clearing, Ltd.	222,033
4,000	Ichiyoshi Securities Co., Ltd.	28,113
22,233	IG Group Holdings plc	150,587
632	IGM Financial, Inc.	16,261
3,744	Intermediate Capital Group plc	52,099
25,804	Investec plc	149,123
15,236	IOOF Holdings, Ltd.	66,660
29,231	Ip Group plc*	33,527
1,700	IwaiCosmo Holdings, Inc.	19,036
1,400	Jafco Co., Ltd.	50,293
7,200	Japan Exchange Group, Inc.	128,177
3,572	Julius Baer Group, Ltd.	144,593
25,444	Jupiter Fund Management plc	120,297
5,800	Kabu.com Securities Co., Ltd.	29,170
453	KAS Bank NV	6,233
138,000	Kingston Financial Group, Ltd.	31,343
800	Kyokuto Securities Co., Ltd.	7,444
3,928	London Stock Exchange Group plc	243,150
3,369	Macquarie Group, Ltd.	309,566
3,760	Magellan Financial Group, Ltd.	97,422
81,859	Man Group plc	144,855
2,300	Marusan Securities Co., Ltd.	13,619
1,180,000	Mason Group Holdings, Ltd.*	21,195
2,000	Matsui Securities Co., Ltd.	18,848
3,000	Mercuria Investment Co., Ltd.	18,252
2,900	Mito Securities Co., Ltd.	5,408
3,035	MLP SE	15,152
7,700	Monex Group, Inc.	26,794
21,359	Natixis	114,355

See accompanying notes to the schedules of portfolio investments.

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

March 31, 2019 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Capital Markets, continued
4,265	Navigator Global Investments, Ltd.	$9,433
40,800	Nomura Holdings, Inc.	146,358
9,500	Okasan Securities Group, Inc.	35,377
2,586	Pacific Current Group, Ltd.	9,152
226	Partners Group Holding AG	164,550
16,301	Pendal Group, Ltd.	107,580
2,749	Perpetual, Ltd.	75,480
11,593	Platinum Asset Management, Ltd.	37,792
2,595	Polar Capital Holdings plc	17,712
3,710	Premier Asset Management Group plc	10,827
92,552	Quilter plc(a)	177,567
1,547	Rathbone Brothers plc	44,847
9,785	Ratos AB, Class B	19,841
1,124	Rothschild & Co.	35,793
5,700	SBI Holdings, Inc.	127,665
1,324	Schroders plc	37,076
3,080	Schroders plc	108,414
9,000	Singapore Exchange, Ltd.	48,639
11,000	Sparx Group Co., Ltd.	23,363
11,000	Sprott, Inc.	24,944
14,023	St. James Place plc	188,355
900	Swissquote Group Holding SA	32,848
2,584	Tamburi Investment Partners SP	18,095
1,131	TMX Group, Ltd.	72,852
8,500	Tokai Tokyo Financial Holdings, Inc.	30,850
4,000	Toyo Securities Co., Ltd.	5,146
19,048	Tullett Prebon plc	73,002
40,066	UBS Group AG	486,507
3,019	UBS Group AG	36,560
92,000	Value Partners Group, Ltd.	71,482
1,793	Vontobel Holding AG	96,507
245	Vp Bank AG, Registered Shares	33,816
77	VZ Holding AG	20,161

		8,119,704

Chemicals (4.5%):
900	Achilles Corp.	15,584
5,100	Adeka Corp.	74,909
3,219	Air Liquide SA	409,813
6,000	Air Water, Inc.	87,247
1,618	Akzo Nobel NV	143,496
700	Arakawa Chemical Industries, Ltd.	8,619
4,466	Arkema SA	426,395
19,200	Asahi Kasei Corp.	199,055
1,100	ASAHI YUKIZAI Corp.	16,248
15,764	BASF SE	1,157,582
6,811	Borregaard ASA	67,653
2,300	Carlit Holdings Co., Ltd.	16,233
26,200	China Sunsine Chemical Holdings, Ltd.	21,911
600	Christian Hansen Holding A/S	60,981
2,100	Chugoku Marine Paints, Ltd.	18,844
1,600	Ci Takiron Corp.	8,699
6,553	Clariant AG	137,974
4,087	Corbion NV	122,969
1,981	Covestro AG(a)	108,964
2,800	Croda International plc	184,266
1,000	Dai Nippon Toryo Co., Ltd.	10,024
9,800	Daicel Chemical Industries, Ltd.	106,663
2,600	Daiichi Kigenso Kagaku-Kogyo Co., Ltd.	19,129
400	Dainichiseika Color & Chemical	10,940
5,100	Dainippon Ink & Chemicals, Inc.	149,579
5,600	Denka Co., Ltd.	161,912
800	DKS Co., Ltd.	25,214
17,121	DuluxGroup, Ltd.	90,050

Shares		Fair Value
Common Stocks, continued
Chemicals, continued
25,502	Elementis plc	$54,019
132	EMS-Chemie Holding AG	71,693
8,516	Ercros SA	29,980
9,485	Essentra plc	51,027
60,321	Evolva Holding SA*	14,646
4,002	Evonik Industries AG	108,948
2,601	Fuchs Petrolub AG	107,038
679	FUCHS Petrolub SE	26,739
3,600	Fujikura Kasei Co., Ltd.	19,390
1,100	Fujimori Kogyo Co., Ltd.	30,348
1,400	Fuso Chemical Co., Ltd.	23,649
100	Givaudan SA, Registered Shares	256,548
29	Gurit Holding AG	27,146
835	H&R GMBH & Co. KGAA	6,952
1,900	Harima Chemicals Group, Inc.	17,737
4,570	Hexpol AB	38,559
2,600	Hitachi Chemical Co., Ltd.	57,835
700	Hodogaya Chemical Co., Ltd.	20,443
43,710	Incitec Pivot, Ltd.	97,153
1,500	Ishihara Sangyo Kaisha, Ltd.	15,345
10,087	Israel Chemicals, Ltd.	52,845
1,700	JCU Corp.	26,686
4,562	Johnson Matthey plc	186,834
700	Jsp Corp.	15,477
9,278	K+S AG, Registered Shares	170,169
2,000	Kaneka Corp.	75,232
1,100	Kansai Paint Co., Ltd.	21,013
5,000	Kanto Denka Kogyo Co., Ltd.	33,875
7,358	Kemira OYJ	91,000
800	Kh Neochem Co., Ltd.	19,339
1,500	Koatsu Gas Kogyo Co., Ltd.	11,589
3,148	Koninklijke DSM NV	343,585
1,000	Konishi Co., Ltd.	14,541
3,200	Kumiai Chemical Industry Co., Ltd.	22,688
11,300	Kuraray Co., Ltd.	144,073
600	Kureha Corp.	33,711
4,531	Lanxess AG	241,631
671	Lenzing AG	71,941
1,300	Lintec Corp.	28,155
2,350	Methanex Corp.	133,621
46,900	Mitsubishi Chemical Holdings Corp.	331,239
4,800	Mitsubishi Gas Chemical Co., Inc.	68,719
8,000	Mitsui Chemicals, Inc.	193,718
800	Nihon Kagaku Sangyo Co., Ltd.	8,062
2,300	Nihon Nohyaku Co., Ltd.	9,299
3,600	Nihon Parkerizing Co., Ltd.	45,163
600	Nippon Chemical Industrial Co., Ltd.	10,660
5,100	Nippon Kayaku Co., Ltd.	60,372
1,400	Nippon Pillar Packing Co., Ltd.	16,188
400	Nippon Shokubai Co., Ltd.	26,148
800	Nippon Soda Co., Ltd.	21,162
1,800	Nissan Chemical Industries, Ltd.	82,649
4,600	Nitto Denko Corp.	242,556
1,800	NOF Corp.	61,491
3,539	Novozymes A/S, Class B	162,822
6,786	Nufarm, Ltd.	22,783
5,429	Nutrien, Ltd.	286,434
3,683	OCI NV*	101,408
500	Okamoto Industries, Inc.	25,266
600	Okura Industrial Co., Ltd.	9,670
8,136	Orica, Ltd.	102,172
1,000	Osaka Organic Chemical Industry, Ltd.	9,865
964	Plastivaloire	9,163
1,600	Rasa Industries, Ltd.^	21,317
2,613	Recticel SA	19,617

See accompanying notes to the schedules of portfolio investments.

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

March 31, 2019 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Chemicals, continued
2,800	Riken Technos Corp.	$11,480
500	Sakai Chemical Industry Co., Ltd.	11,019
2,400	Sakata Inx Corp.	22,178
700	Sanyo Chemical Industries, Ltd.	32,489
900	Sekisui Plastics Co., Ltd.	7,250
1,100	Shikoku Chemicals Corp.	12,051
1,200	Shin-Etsu Chemical Co., Ltd.	100,957
1,800	Shin-Etsu Polymer Co., Ltd.	13,329
3,900	Showa Denko K.K.	138,024
1,740	Sika AG	243,407
1,754	SOL SPA	22,275
1,497	Solvay SA	162,117
400	Stella Chemifa Corp.	11,023
2,200	Sumitomo Bakelite Co., Ltd.	79,166
68,000	Sumitomo Chemical Co., Ltd.	317,491
300	Sumitomo Seika Chemicals Co. Ltd.	11,047
2,206	Symrise AG	198,643
19,611	Synthomer plc	97,193
2,000	T Hasegawa Co., Ltd.	32,319
1,200	T&K Toka Co., Ltd.	10,090
900	Taiyo Holdings Co., Ltd.	29,716
3,000	Taiyo Nippon Sanso Corp.	45,794
600	Takasago International Corp.	18,211
600	Tayca Corp.	13,907
9,600	Teijin, Ltd.	158,715
500	Tenma Corp.	9,340
1,223	Tessenderlo Chemie NV*	41,349
2,007	Tikkurila OYJ	32,929
3,700	Toagosei Co., Ltd.	39,255
5,400	Tokai Carbon Co., Ltd.^	67,817
4,100	Tokuyama Corp.	97,178
600	Tokyo Ohka Kogyo Co., Ltd.	16,416
20,200	Toray Industries, Inc.	129,394
13,500	Tosoh Corp.	210,622
1,200	Toyo Ink SC Holdings Co., Ltd.	26,990
5,000	Toyobo Co., Ltd.	64,024
7,200	Ube Industries, Ltd.	148,537
3,116	Umicore SA	138,973
5,800	Victrex plc	163,661
1,157	Wacker Chemie AG	99,587
997	Yara International ASA	40,836
10,000	Zeon Corp.	101,589

		11,850,484

Commercial Services & Supplies (1.5%):
800	AEON Delight Co., Ltd.	31,136
17,026	Aggreko plc	174,909
25,551	Babcock International Group plc	164,769
1,800	Bell System24 Holdings, Inc.	22,354
13,069	Biffa plc(a)	37,805
1,759	Bilfinger SE	61,153
13,431	Bingo Industries, Ltd.	14,642
1,670	Black Diamond Group, Ltd.*	2,250
14,490	Brambles, Ltd.	121,328
3,225	Bravida Holding AB(a)	28,439
432	Cewe Stiftung & Co. KGAA	37,415
49,900	CITIC Envirotech, Ltd.	17,727
76,899	Cleanaway Waste Management, Ltd.	121,417
10,948	Collection House, Ltd.	10,028
1,829	Coor Service Management Holding AB(a)	16,291
3,600	CTS Co., Ltd.	20,285
2,500	Dai Nippon Printing Co., Ltd.	59,913
1,000	Daiseki Co., Ltd.	24,402
4,203	De La Rue plc	21,125
20,752	Downer EDI, Ltd.	113,409
2,000	Duskin Co., Ltd.	47,746

Shares		Fair Value
Common Stocks, continued
Commercial Services & Supplies, continued
8,557	Edenred	$389,670
1,700	EF-ON, Inc.	11,820
9,528	Elis SA^	153,601
79,627	G4S plc	190,852
435	GL Events	9,526
18,123	HomeServe plc	242,503
10,900	Horizon North Logistics, Inc.	14,765
3,639	Intrum Justitia AB	104,570
7,836	ISS A/S	238,554
1,800	Itoki Corp.	8,791
42,602	IWG plc	138,377
1,500	Kokuyo Co., Ltd.	22,034
400	Kyodo Printing Co., Ltd.	8,899
3,638	Lassila & Tikanoja OYJ	58,359
4,748	Loomis AB	163,539
700	Matsuda Sangyo Co., Ltd.	8,830
5,449	Mears Group plc	18,073
22,737	Mitie Group plc	44,055
1,400	NAC Co., Ltd.	12,781
15,900	Nippon Parking Development Co., Ltd.	24,789
1,600	Okamura Corp.	16,822
1,100	Oyo Corp.	11,137
2,100	Park24 Co., Ltd.	45,664
2,696	PayPoint plc	30,146
1,400	Pilot Corp.	56,807
1,200	Prestige International, Inc.	15,143
15,826	Prosegur Compania de Seguridad SA	85,767
2,400	Relia, Inc.	20,991
58,477	Rentokil Initial plc	269,131
1,100	Rozetta Corp.*	32,691
3,299	RPS Group plc	8,065
900	Sato Holdings Corp.	21,148
700	SECOM Co., Ltd.	60,059
6,430	Securitas AB, Class B	103,817
11,583	Shanks Group plc	3,549
1,765	Societe BIC SA	157,427
700	Sohgo Security Services Co., Ltd.	30,553
5,537	Spie SA	98,211
2,300	Takeei Corp.	15,287
2,256	Tomra Systems ASA	67,308
1,300	Toppan Forms Co., Ltd.	11,128
3,900	Toppan Printing Co., Ltd.	58,996
1,100	Tosho Printing Co., Ltd.	10,189
4,470	Transcontinental, Inc.	55,967

		4,298,934

Communications Equipment (0.1%):
2,792	Adva Optical Networking Se*	27,968
700	Aiphone Co., Ltd.	11,045
1,000	Audiocodes, Ltd.	13,840
700	Denki Kogyo Co., Ltd.	21,110
991	Evs Broadcast Equipment SA	22,412
2,297	Gilat Satellite Networks, Ltd.	18,927
500	Icom, Inc.	9,986
46,965	Nokia OYJ	267,144
1,022	Parrot SA*	3,656
10,200	Quarterhill, Inc.	11,298
2,600	Sierra Wireless, Inc.*	32,106
26,263	Spirent Communications plc	49,143
12,465	Telefonaktiebolaget LM Ericsson, Class B	114,386
12,200	VTech Holdings, Ltd.	124,902

		727,923

See accompanying notes to the schedules of portfolio investments.

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

March 31, 2019 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Construction & Engineering (1.8%):
4,065	ACS Actividades de Construccion y Servicios SA	$178,676
3,353	Aecon Group, Inc.	43,763
783	AF Gruppen ASA	13,942
3,017	Arcadis NV	47,050
300	Asanuma Corp.	6,690
2,110	Badger Daylighting, Ltd.	64,143
19,504	Balfour Beatty plc	66,728
375	Bauer AG	6,456
16,800	Boustead Singapore, Ltd.	9,796
7,647	Bouygues SA	273,373
209	Burkhalter Holding AG	14,495
14,759	Cardno, Ltd.*	11,160
1,100	Chudenko Corp.	22,480
589	Cie d’Entreprises CFE SA	54,781
2,026	Cimic Group, Ltd.	69,534
621	ComSys Holdings Corp.	16,978
6,098	Costain Group plc	26,604
500	Dai-Dan Co., Ltd.	11,612
1,200	Daiho Corp.	35,158
1,800	Daisue Construction Co., Ltd.	14,974
4,435	Eiffage SA	426,346
2,783	Elecnor SA	37,151
44	Electra, Ltd./Israel	11,205
7,737	Eltel AB*(a)	14,381
37,002	Empresas ICA SAB de C.V.*	463
2,857	Ferrovial SA	66,942
1,664	FLSmidth & Co. A/S	71,985
1,782	Fomento de Construcciones y Contratas SA*	23,268
440	Fudo Tetra Corp.	5,760
200	Fukuda Corp.	7,621
6,974	Galliford Try plc	60,785
14,200	Hazama Ando Corp.	95,550
1,713	Heijmans NV*	17,157
600	Hibiya Engineering, Ltd.	10,268
373	Hochtief AG	53,979
110,000	Hong Kong International Construction Investment Management Group Co., Ltd.	42,049
600	Ichiken Co., Ltd.	10,212
1,093	Implenia AG	32,572
3,300	JGC Corp.	44,071
21,039	John Laing Group plc(a)	104,303
7,500	Kajima Corp.	110,900
3,000	Kandenko Co., Ltd.	25,700
400	Kawada Technologies, Inc.	28,525
5,690	Keller Group plc	45,854
3,564	Kier Group plc	16,889
2,800	Kinden Corp.	46,495
20,952	Koninklijke BAM Groep NV	90,406
4,556	Koninklijke Boskalis Westminster NV	117,929
1,600	Kumagai Gumi Co., Ltd.	50,064
1,300	Kyowa Exeo Corp.	35,969
1,300	Kyudenko Corp.	40,899
7,400	Lian Beng Group, Ltd.	2,732
5,300	Maeda Corp.	52,671
3,000	Maeda Road Construction Co., Ltd.	58,463
9,546	Maire Tecnimont SpA	36,434
3,300	Mirait Holdings Corp.	48,268
5,179	Monadelphous Group, Ltd.	64,060
1,922	Morgan Sindall Group plc	31,373
1,000	Nichireki Co., Ltd.	9,900
3,000	Nippo Corp.	56,035
1,600	Nippon Densetsu Kogyo Co., Ltd.	33,365
700	Nippon Koei Co., Ltd.	14,844

Shares		Fair Value
Common Stocks, continued
Construction & Engineering, continued
200	Nippon Road Co., Ltd. (The)	$11,798
1,500	Nishimatsu Construction Co., Ltd.	33,283
27,352	NRW Holdings, Ltd.	46,299
11,600	Obayashi Corp.	117,106
4,863	Obrascon Huarte Lain SA	6,129
1,100	Okumura Corp.	35,005
8,600	OSJB Holdings Corp.	21,545
12,582	Peab AB	108,840
18,100	Penta-Ocean Construction Co., Ltd.	84,238
1,318	Per Aarsleff Holding A/S	43,675
2,500	Raito Kogyo Co., Ltd.	33,736
20,577	Sacyr SA	52,079
12,041	Salini Impregilo SpA^	28,018
3,500	Sanki Engineering Co., Ltd.	38,337
1,700	Seikitokyu Kogyo Co., Ltd.	9,066
26,757	Service Stream, Ltd.	40,179
3,211	Shapir Engineering And Indus	11,004
11,913	Shikun & Binui, Ltd.*	28,577
8,500	Shimizu Corp.	74,099
1,500	Shinnihon Corp.	13,335
5,521	Skanska AB, Class B	100,404
2,500	SNC-Lavalin Group, Inc.	63,445
881	Strabag Se	28,147
1,000	Sumitomo Densetsu Co., Ltd.	17,020
12,380	Sumitomo Mitsui Construction	86,346
2,479	Sweco AB-B Shs	59,765
700	Taihei Dengyo Kaisha, Ltd.	14,891
800	Taikisha, Ltd.	24,413
2,400	TAISEI Corp.	111,681
400	Tekken Corp.	9,879
900	TOA Corp.	13,046
1,630	Tobishima Corp.	19,847
4,700	Toda Corp.	28,973
400	Toenec Corp.	10,988
1,000	Tokyo Energy & Systems, Inc.	8,906
5,100	Tokyu Construction Co., Ltd.	38,420
1,100	Totetsu Kogyo Co., Ltd.	30,391
4,300	Toyo Construction Co., Ltd.	16,625
3,109	Veidekke ASA	32,650
3,994	Vinci SA	388,726
1,400	Wakachiku Construction Co., Ltd.	18,830
1,700	Yahagi Construction Co., Ltd.	11,796
7,664	YIT OYJ	44,413
1,200	Yokogawa Bridge Holdings Corp.	20,683
1,200	Yurtec Corp.	8,793

		5,187,662

Construction Materials (0.8%):
23,530	Adelaide Brighton, Ltd.	75,542
1,800	Asia Pile Holdings Corp.	9,876
34,094	Boral, Ltd.	111,522
3,157	Brickworks, Ltd.	38,911
2,325	Buzzi Unicem SpA^	47,664
14,374	CRH plc, ADR	445,594
22,791	CSR, Ltd.	53,954
8,443	Fletcher Building, Ltd.	28,449
1,160	H+H International A/S, Class B*	17,150
2,909	HeidelbergCement AG	209,098
22,895	Ibstock plc(a)	71,623
1,676	Imerys SA	83,782
5,016	James Hardie Industries SE	64,703
400	Krosaki Harima Corp.	20,090
5,132	LafargeHolcim, Ltd., Registered Shares	253,993
13,487	Marshalls PLC	108,620
2,500	Nippon Concrete Industries Co., Ltd.	6,147
500	Shinagawa Refractories Co., Ltd.	14,229

See accompanying notes to the schedules of portfolio investments.

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

March 31, 2019 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Construction Materials, continued
123	STO SE & Co KGaA	$11,211
1,500	Sumitomo Osaka Cement Co., Ltd.	59,164
7,200	Taiheiyo Cement Corp.	240,477
2,600	TYK Corp.	8,595
1,196	Vicat	57,652

		2,038,046

Consumer Finance (0.1%):
3,600	Aeon Credit Service Co., Ltd.	73,356
15,300	Aiful Corp.*	38,535
96,000	Allied Properties HK, Ltd.	22,751
9,830	Arrow Global Group plc	27,893
6,358	Axactor SE*	13,568
1,360	Cembra Money Bank AG	128,741
3,207	Credit Corp. Group, Ltd.	50,493
3,900	Credit Saison Co., Ltd.	51,536
18,226	Eclipx Group, Ltd.	8,317
213,600	Enerchina Holdings, Ltd.	22,348
18,254	Flexigroup, Ltd.	17,972
1,185	Gruppo MutuiOnline SpA	24,536
4,100	Hitachi Capital Corp.	95,351
5,740	Hoist Finance AB(a)	22,940
17,800	Hong Leong Finance, Ltd.	35,746
14,415	International Personal Finance	36,529
4,300	J Trust Co., Ltd.	14,727
1,800	Jaccs Co., Ltd.	28,973
8,298	Money3 Corp., Ltd.	11,151
15,200	Orient Corp.	15,563
4,742	Provident Financial plc	31,687
4,452	Resurs Holding AB(a)	27,594
38,000	Sun Hung Kai Properties, Ltd.	19,088

		819,395

Containers & Packaging (0.8%):
11,159	Amcor, Ltd.	122,049
10,464	BillerudKorsnas AB^	139,382
4,231	Cascades, Inc.	26,408
1,780	CCL Industries, Inc.	72,069
28,862	DS Smith plc	126,858
800	FP Corp.	47,337
1,900	Fuji Seal International, Inc.	68,816
1,000	Hokkan Holdings, Ltd.	17,372
5,634	Huhtamaki OYJ	209,742
3,327	Intertape Polymer Group, Inc.	45,192
314	Mayr Melnhof Karton AG	39,383
59,022	Orora, Ltd.	125,404
6,607	Pact Group Holdings, Ltd.	13,096
8,600	Rengo Co., Ltd.	80,766
17,522	RPC Group plc	180,746
16,255	Smurfit Kappa Group plc	453,916
600	Tomoku Co., Ltd.	8,946
3,400	Toyo Seikan Kaisha, Ltd.	69,963
15	Vetropack Holding AG	32,729
1,156	Vidrala SA	101,019
300	Winpak, Ltd.	9,683

		1,990,876

Distributors (0.1%):
14,747	Bapcor, Ltd.	57,871
2,500	Canon Marketing Japan, Inc.	49,300
500	Chori Co., Ltd.	7,045
5,572	Connect Group plc	2,759
1,438	D’ieteren SA/NV	56,949
1,000	Doshisha Co., Ltd.	15,620
1,600	Happinet Corp.	20,680
4,313	Headlam Group plc	25,052
29,210	Inchcape plc	217,813
1,000	Jardine Cycle & Carriage, Ltd.	24,028

Shares		Fair Value
Common Stocks, continued
Distributors, continued
7,157	John Menzies plc	$45,476
400	Paltac Corp.	21,827
9,571	Ruralco Holdings, Ltd.	29,698
3,025	Uni-Select, Inc.	31,377

		605,495

Diversified Consumer Services (0.1%):
23,128	Aa plc	27,400
1,811	Academedia AB*^(a)	10,132
1,100	Benesse Holdings, Inc.	28,642
32,000	China New Higher Education Group Limited(a)	15,678
6,824	Dignity plc	60,866
23,577	G8 Education, Ltd.	50,771
3,291	Idp Education, Ltd.	34,114
6,281	InvoCare, Ltd.	63,399
1,800	Japan Best Rescue System Co., Ltd.	24,723
8,365	Navitas, Ltd.	34,360
300	PIA Corp.	12,487
700	Studio Alice Co., Ltd.	14,458
1,300	Take And Give Needs Co., Ltd.	16,685

		393,715

Diversified Financial Services (0.6%):
1,573	Ackermans & Van Haaren NV	237,415
657	AKER ASA	50,179
52,095	AMP, Ltd.	78,041
1,140	Banca Ifis SpA	18,817
5,100	Banca Mediolanum SpA	36,141
1,900	Century Tokyo Leasing Corp.	82,970
6,216	Cerved Information Solutions S	61,803
13,442	Challenger, Ltd.	79,431
14,100	Ecn Capital Corp.	45,692
2,300	eGuarantee, Inc.	22,998
20,244	Element Fleet Management Corp.	128,021
3,300	Financial Products Group Co., Ltd.	27,099
158,669	First Pacific Co., Ltd.	57,803
1,200	Fuyo General Lease Co., Ltd.	59,633
1,236,000	G-Resources Group, Ltd.*	11,977
1,800	Ibj Leasing Co., Ltd.	42,604
6,016	IMF Bentham, Ltd.*	11,118
800	Japan Investment Adviser Co., Ltd.	18,915
4,600	Japan Securities Finance Co., Ltd.	24,315
23,000	Mitsubishi UFJ Lease & Finance Co., Ltd.	117,391
900	NEC Capital Solutions, Ltd.	13,867
16,085	Ofx Group, Ltd.	19,080
172	Onex Corp.	9,703
24,800	ORIX Corp.	357,055
4,352	Pioneer Credit, Ltd.	6,780
1,100	Ricoh Leasing Co., Ltd.	33,246
14,676	Standard Life Aberdeen plc	50,473
2,800	Zenkoku Hosho Co., Ltd.	97,978

		1,800,545

Diversified Telecommunication Services (2.4%):
26,000	APT Satellite Holdings, Ltd.	11,657
644	BCE, Inc.	28,600
974	BCE, Inc.	43,236
5,067	Belgacom SA	146,234
36,348	Bezeq Israeli Telecommunication Corp., Ltd. (The)	26,147
77,740	BT Group plc	226,055
1,551	Cellnex Telecom SA*	45,518
5,384	Cellnex Telecom SAU(a)	158,007
24,609	Chorus, Ltd.	98,932

See accompanying notes to the schedules of portfolio investments.

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

March 31, 2019 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Diversified Telecommunication Services, continued
155,000	CITIC Telecom International Holdings, Ltd.	$69,754
67,539	Deutsche Telekom AG, Registered Shares	1,120,861
4,161	Elisa OYJ	187,773
4,460	Euskaltel SA(a)	41,568
40,490	France Telecom SA	659,059
34,000	Hkbn, Ltd.	54,174
82,295	HKT Trust & HKT, Ltd.	132,307
1,538	Iliad SA	154,737
16,506	Inmarsat plc	119,663
2,100	Internet Initiative Japan, Inc.	42,576
46,232	KCOM Group plc	42,343
61,309	Koninklijke KPN NV	194,471
2,835	Masmovil Ibercom SA*	59,950
3,000	Nippon Telegraph & Telephone Corp.	127,539
275,553	PCCW, Ltd.	171,306
9,797	QSC AG	13,629
37,800	Singapore Telecommunications, Ltd.	84,362
13,084	Speedcast International, Ltd.	35,048
2,262	Sunrise Communications Group(a)	166,665
7,007	Superloop, Ltd.*	7,383
580	Swisscom AG, Registered Shares	283,855
29,050	Talktalk Telecom Group plc	41,743
34,736	Telecom Corp. of New Zealand, Ltd.	89,925
337,063	Telecom Italia SpA*	209,657
19,343	Telefonica Deutschland Holding AG	60,732
38,812	Telefonica SA	325,361
4,768	Telekom Austria AG	34,672
5,872	Telenor ASA	117,646
38,292	Telia Co AB	173,030
34,103	Telstra Corp., Ltd.	80,557
14,183	TPG Telecom, Ltd.	70,209
6,450	United Internet AG, Registered Shares	235,411
600	Vision, Inc.*	27,957
28,323	Vocus Communications, Ltd.*	74,324

		6,094,633

Electric Utilities (1.7%):
2,033	Acciona SA	226,520
339	Alpiq Holding AG*	21,792
53,654	AusNet Services	67,734
768	BKW AG	52,396
3,200	Chubu Electric Power Co., Inc.	49,979
2,800	Chugoku Electric Power Co., Inc. (The)	34,947
12,000	CK Infrastructure Holdings, Ltd.	98,516
8,064	CLP Holdings, Ltd.	93,572
5,549	Contact Energy, Ltd.	26,233
18,599	Electricite de France	254,500
563	Elia System Operator SA/NV	39,470
4,746	Endesa SA	121,079
76,385	Enel SpA	488,846
1,737	EVN AG	25,288
2,853	Fortis, Inc.	105,532
9,318	Fortum OYJ	190,601
18,530	Genesis Energy, Ltd.	40,662
30,000	HK Electric Investments, Ltd.	30,670
7,700	Hokkaido Electric Power Co., Inc.	44,281
3,500	Hokuriku Electric Power Co.*	27,536
9,500	Hongkong Electric Holdings, Ltd.	65,895
3,000	Hydro One, Ltd.(a)	46,610
71,127	Iberdrola SA	624,594
23,542	Infratil, Ltd.	66,884
3,500	Kansai Electric Power Co., Inc. (The)	51,650

Shares		Fair Value
Common Stocks, continued
Electric Utilities, continued
3,800	Kyushu Electric Power Co., Inc.	$44,901
9,445	Mighty River Power, Ltd.	25,093
1,925	Okinawa Electric Power Co., Inc.	32,773
673	Orsted A/S(a)	51,034
4,360	Red Electrica Corporacion SA	92,929
11	Romande Energie Holding SA, Registered Shares	12,432
18,633	Scottish & Southern Energy plc	288,664
3,300	Shikoku Electric Power Co., Inc.	40,228
43,538	Spark Infrastructure Group	70,528
13,794	Terna SpA	87,489
3,900	Tohoku Electric Power Co., Inc.	49,796
13,100	Tokyo Electric Power Co., Inc. (The)*	82,861
505	Verbund AG, Class A	24,217

		3,798,732

Electrical Equipment (1.2%):
31,470	ABB, Ltd.	592,199
600	Chiyoda Integre Co., Ltd.	11,140
1,200	Daihen Corp.	30,945
500	Denyo Co., Ltd.	6,202
2,400	Fuji Electric Holdings Co., Ltd.	68,450
6,900	Fujikura, Ltd.	26,130
4,000	Furukawa Electric Co., Ltd. (The)	101,470
1,200	Futaba Corp.	18,251
5,200	GS Yuasa Corp.	102,380
400	Hirakawa Hewtech Corp.	5,184
815	Huber & Suhner AG	58,888
29,500	Johnson Electric Holdings, Ltd.	68,590
245	Kendrion NV	5,410
3,563	Legrand SA	238,822
400	Mabuchi Motor Co., Ltd.	13,969
127,089	Melrose Industries plc	303,644
996	Mersen	32,200
14,300	Mitsubishi Electric Corp.	184,552
1,976	Nexans SA	58,960
1,000	Nidec Corp.	127,677
500	Nippon Carbon Co., Ltd.	22,347
2,700	Nissin Electric Co., Ltd.	24,810
2,100	Nitto Kogyo Corp.	42,060
821	NKT Holding A/S*	14,559
4,617	Nordex Se*	75,515
3,659	OSRAM Licht AG	125,865
17	Phoenix Mecano AG	8,274
6,311	PNE Wind AG	16,221
574	Prysmian SpA	10,864
400	Sanyo Denki Co., Ltd.	14,445
4,680	Schneider Electric SA	368,007
200	SEC Carbon, Ltd.	17,662
2,150	Sgl Carbon Se*^	18,995
1,735	Siemens Gamesa Renewable Energy	27,647
4,485	Signify NV(a)	120,068
1,000	Sinfonia Technology Co., Ltd.	12,258
280,000	Solartech International Holding, Ltd.*	3,536
190	Somfy SA	16,834
2,200	SwCC Showa Holdings Co., Ltd.	14,009
900	Takaoka Toko Co., Ltd.	10,726
4,000	Tatsuta Electric Wire And Cable Co., Ltd.	16,505
2,597	TKH Group NV	122,554
600	Toyo Tanso Co., Ltd.	11,219
4,400	Ushio, Inc.	51,503
3,650	Vestas Wind Systems A/S	307,469
920	XP Power, Ltd.	29,935

		3,558,950

See accompanying notes to the schedules of portfolio investments.

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

March 31, 2019 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Electronic Equipment, Instruments & Components (1.8%):
1,300	Ai Holdings Corp.	$21,540
4,460	ALPS Electric Co., Ltd.	93,507
506	Also Holding AG, Registered Shares	65,491
2,200	Amano Corp.	51,964
1,200	Arisawa Manufacturing Co., Ltd.	8,638
3,172	Austria Technologie & Systemte	54,483
1,800	Azbil Corp.	42,233
333	Barco NV	51,052
75	Basler AG	12,625
900	Canon Electronics, Inc.	14,286
5,004	Celestica, Inc.*	42,280
1,700	Chino Corp.	19,720
157	Cicor Technologies, Ltd.	8,988
13,600	Citizen Holdings Co., Ltd.	76,031
3,400	CMK Corp.	19,948
2,600	Conexio Corp.	32,825
46,000	Cowell e Holdings, Inc.	8,378
400	Dai-ichi Seiko Co., Ltd.	3,804
1,000	Daiwabo Holdings Co., Ltd.	57,744
545	Datalogic SpA	12,720
3,500	Dexerials Corp.	23,308
30,842	Electrocomponents plc	226,209
800	Enplas Corp.	20,626
1,300	Espec Corp.	24,277
3,469	Esprinet SpA	12,531
148,000	FIH Mobile, Ltd.*	16,402
7,452	Fingerprint Cards AB*	10,614
2,100	Furuno Electric Co., Ltd.	19,632
561	Gooch & Housego plc	9,499
400	Hagiwara Electric Co., Ltd.	11,150
500	Hakuto Co., Ltd.	5,320
12,033	Halma plc	262,178
400	Hamamatsu Photonics KK	15,535
1,034	Hexagon AB, Class B	54,014
400	Hirose Electric Co., Ltd.	42,219
1,500	Hitachi High-Technologies Corp.	61,674
19,800	Hitachi, Ltd.	643,422
1,200	Hochiki Corp.	12,095
2,000	Horiba, Ltd.	111,757
2,600	Hosiden Corp.	21,866
5,100	IBIDEN Co., Ltd.	77,663
91	Inficon Holding AG	50,739
2,823	Ingenico Group	201,998
1,000	Iriso Electronics Co., Ltd.	45,955
4,000	Japan Aviation Electronics Industry, Ltd.	55,881
2,000	Japan Cash Machine Co., Ltd.	21,461
21,200	Japan Display, Inc.*	13,310
1,679	Jenoptik AG	62,522
1,000	Kaga Electronics Co., Ltd.	18,450
400	Keyence Corp.	249,951
1,200	Koa Corp.	16,224
2,388	Kudelski SA	14,352
2,200	Kyocera Corp.	129,609
3,500	Kyosan Electric Manufacturing Co., Ltd.	11,526
1,835	Lagercrantz Group AB, Class B	19,751
26	Lem Holding SA, Registered Shares	33,437
1,400	Macnica Fuji Electronics Holdings	19,196
700	Maruwa Co., Ltd./Aichi	33,209
2,000	Meiko Electronics Co., Ltd.	31,531
2,366	Micronic Mydata AB	33,692
2,400	Murata Manufacturing Co., Ltd.	120,021
1,500	Nagano Keiki Co., Ltd.	10,912
267	Nederland Apparatenfabriek	14,471

Shares		Fair Value
Common Stocks, continued
Electronic Equipment, Instruments & Components, continued
2,800	Nichicon Corp.	$25,685
600	Nippon Chemi-Con Corp.	10,367
2,900	Nippon Electric Glass Co., Ltd.	77,234
3,400	Nippon Signal Co., Ltd.	30,537
600	Nissha Printing	6,377
600	Nohmi Bosai, Ltd.	9,820
3,600	OKI Electric Industry Co., Ltd.	42,611
2,600	Omron Corp.	122,335
1,200	Optex Group Co., Ltd.	19,213
13,505	Opus Group AB	7,991
3,000	Osaki Electric Co., Ltd.	18,713
3,519	Oxford Instruments plc	44,831
8,300	Pricer AB	10,201
2,039	Renishaw plc	98,521
1,400	Ryoden Corp.	18,583
600	Ryosan Co., Ltd.	16,127
600	Ryoyo Electro Corp.	8,802
900	Sanshin Electronics Co., Ltd.	15,423
700	Shibaura Electronics Co., Ltd.	23,945
900	Shimadzu Corp.	26,151
600	Shinko Shoji Co., Ltd.	10,199
2,000	Siix Corp.	30,426
600	SMK Corp.	14,207
3,455	Spectris plc	113,172
6,120	Strix Group plc	12,596
2,000	Sumida Corp.	28,314
700	Tachibana Eletech Co., Ltd.	10,549
8,000	Taiyo Yuden Co., Ltd.	158,201
2,500	Tamura Corp.	13,886
3,700	TDK Corp.	291,029
1,800	Terilogy Co., Ltd.*^	16,280
5,000	Topcon Corp.	59,226
1,300	Toyo Corp.	10,289
3,485	Tt Electronics plc	9,859
1,100	UKC Holdings Corp.	20,415
200	V Technology Co., Ltd.	25,445
312	Vaisala OYJ, Class A	6,269
47,400	Valuetronics Holdings, Ltd.	23,853
6,300	Venture Corp., Ltd.	83,815
74,000	Vstecs Holdings, Ltd.	42,893
3,200	Yaskawa Electric Corp.	101,195
2,200	Yokogawa Electric Corp.	45,747
1,700	Yokowo Co., Ltd.	24,875

		5,374,653

Energy Equipment & Services (0.6%):
5,393	Aker Solutions ASA*	27,261
7,314	Aker Solutions ASA*	11,135
1,137	Bonheur ASA	16,856
1,778	Bourbon Corp.*	4,666
2,991	BW Offshore, Ltd.*	15,563
5,101	Calfrac Well Services, Ltd.*	12,789
5,874	Ces Energy Solutions Corp.	12,001
40,341	CGG SA*	82,933
4,726	Computer Modelling Group, Ltd.	21,752
6,058	Enerflex, Ltd.	86,548
8,606	Ensign Energy Services, Inc.	34,457
106,730	Ezion Holdings, Ltd.*	3,387
4,488	Fugro NV*	45,765
6,704	Hunting plc	52,169
22,482	John Wood Group plc	148,680
12,946	Kvaerner ASA	18,989
8,257	Lamprell plc*	6,344
4,500	Mullen Group, Ltd.	40,346
2,400	North American Construction Group, Ltd.	27,876

See accompanying notes to the schedules of portfolio investments.

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

March 31, 2019 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Energy Equipment & Services, continued
3,324	Ocean Yield ASA^	$24,648
7,269	Odfjell Drilling, Ltd.*	22,793
2,900	Pason Systems, Inc.	42,322
22,298	Petrofac, Ltd.	142,152
18,993	Petroleum Geo-Services ASA*	43,971
16,362	Precision Drilling Corp.*	38,817
398	ProSafe SE*	765
15,278	Saipem SpA*	80,754
9,766	SBM Offshore NV	185,644
174	Schoeller-Blackman Oilfield Equipment AG	14,451
8,377	Secure Energy Services, Inc.	51,283
3,900	ShawCor, Ltd.	58,404
2,400	Shinko Plantech Co., Ltd.	25,619
17,755	Solstad Offshore ASA*	3,259
3,710	Spectrum ASA	23,699
8,470	Subsea 7 SA	104,919
877	Tecnicas Reunidas SA	24,655
1,938	Tenaris SA	27,320
4,203	TGS NOPEC Geophysical Co. ASA	114,814
900	Total Energy Services, Inc.	6,527
400	Toyo Kanetsu KK	7,255
13,311	Trican Well Service, Inc.*	12,751
10,731	Vallourec SA*	25,245
10,270	WorleyParsons, Ltd.	103,523

		1,855,107

Entertainment (0.6%):
1,400	Ateam, Inc.	22,840
2,500	Avex Group Holdings, Inc.	33,354
5,101	Borussia Dortmund GMBH & Co. KGaA	46,789
2,600	Capcom Co., Ltd.	58,412
4,665	Cineplex, Inc.	84,977
53,291	Cineworld Group plc	203,662
2,000	Colopl, Inc.	12,453
2,160	CTS Eventim AG & Co. KGaA	102,287
1,600	Daiichikosho Co., Ltd.	81,911
4,200	DeNA Co., Ltd.	63,323
4,400	DHX Media, Ltd.*^	6,849
21,093	Entertainment One, Ltd.	123,092
6,450	Event Hospitality And Entertainment, Ltd.	62,350
15,900	Gungho Online Enetertainment, Inc.	58,207
38,000	Igg, Inc.	52,663
594	Kinepolis Group NV	33,584
1,100	Konami Corp.	47,837
1,700	Marvelous, Inc.	13,210
5,300	Nexon Co., Ltd.*	83,302
200	Nintendo Co., Ltd.	57,284
700	Square Enix Holdings Co., Ltd.	24,651
13,788	Technicolor SA*	15,842
400	Toei Animation Co., Ltd.	19,749
200	Toei Co., Ltd.	26,645
1,000	Toho Co., Ltd.	40,194
2,851	UbiSoft Entertainment SA*	254,378
8,284	Village Roadshow, Ltd.*	19,043
5,312	Vivendi Universal SA	153,976

		1,802,864

Food & Staples Retailing (1.7%):
5,600	Aeon Co., Ltd.	117,332
500	Ain Holdings, Inc.	37,620
800	Albis Co., Ltd.	16,756
3,200	Alcanna, Inc.	13,459
2,144	Alimentation Couche-Tard, Inc.	126,310
1,309	Amsterdam Commodities NV	28,729
2,400	Arcs Co., Ltd.	52,838

Shares		Fair Value
Common Stocks, continued
Food & Staples Retailing, continued
1,537	Axfood AB	$28,616
1,200	Axial Retailing, Inc.	36,979
900	Belc Co., Ltd.	40,802
21,524	Carrefour SA	402,560
2,135	Casino Guichard-Perrachon SA	92,708
1,100	Cawachi, Ltd.	17,667
400	Cocokara Fine, Inc.	15,904
6,463	Coles Group, Ltd.*	54,386
2,636	Colruyt SA	194,898
200	Cosmos Pharmaceutical Corp.	34,618
1,300	Create SD Holdings Co., Ltd.	30,698
500	Daikokutenbussan Co., Ltd.	17,359
1,500	Dairy Farm International Holdings, Ltd.	12,587
24,356	Distribuidora Internacional de Alimentacion SA	17,796
800	Eco’s Co., Ltd.	11,229
3,691	Empire Co., Ltd., Class A	79,914
900	G-7 Holdings, Inc.	19,020
1,600	Heiwado Co., Ltd.	34,097
1,831	ICA Gruppen AB	73,452
200	Itochu-Shokuhin Co., Ltd.	8,558
34,091	J Sainsbury plc	104,763
600	Japan Meat Co., Ltd.	10,697
580	Kesko OYJ, Class A	32,072
761	Kesko OYJ, Class B	46,320
600	Kobe Bussan Co., Ltd.	22,799
15,087	Koninklijke Ahold Delhaize NV	401,656
400	LAWSON, Inc.	22,191
800	Life Corp.	17,230
1,111	Loblaw Cos., Ltd.	54,810
1,430	Marr SpA	32,536
54,594	Metcash, Ltd.	102,738
10,912	METRO AG	180,900
1,817	Metro, Inc.	66,903
600	Ministop Co., Ltd.	9,301
900	Mitsubishi Shokuhin Co., Ltd.	23,562
600	Nihon Chouzai Co., Ltd.	20,350
1,801	North West Co., Inc.	38,832
2,000	Okuwa Co., Ltd.	20,109
31,200	Olam International, Ltd.	45,652
1,200	Qol Holdings Co., Ltd.	16,379
1,094	Rallye SA	12,952
337	Rami Levy Chain Stores Hashikm	17,044
1,000	Retail Partners Co., Ltd.	10,548
600	San-A Co., Ltd.	24,052
7,200	Seven & I Holdings Co., Ltd.	271,744
28,900	Sheng Siong Group, Ltd.	22,196
6,398	Shufersal, Ltd.	41,335
1,454	Sligro Food Group NV	52,107
600	Sogo Medical Holdings Co., Ltd.	9,191
37,635	Sonae SGPS SA	38,940
500	Sugi Holdings Co., Ltd.	22,059
1,300	Sundrug Co., Ltd.	35,918
88,584	Tesco plc	267,925
400	Tsuruha Holdings, Inc.	32,621
3,100	United Supermarkets Holdings	30,730
2,200	Valor Co., Ltd.	53,389
700	Watahan & Co., Ltd.	13,598
1,000	Welcia Holdings Co., Ltd.	33,975
6,463	Wesfarmers, Ltd.	159,156
1,793	Weston (George), Ltd.	128,940
68,290	William Morrison Supermarkets plc	202,472
7,199	Woolworths, Ltd.	155,690
800	Yakuodo Co., Ltd.	19,269
700	Yamatane Corp.	9,897

See accompanying notes to the schedules of portfolio investments.

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

March 31, 2019 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Food & Staples Retailing, continued
800	Yamaya Corp.	$16,193
700	Yaoko Co., Ltd.	34,452
2,800	Yokohama Reito Co., Ltd.	22,658

		4,625,743

Food Products (2.7%):
3,191	A2 Milk Co., Ltd.*	31,151
4,938	AAK AB	73,750
364	Agrana Beteiligungs AG	7,306
2,600	Ajinomoto Co., Inc.	41,609
34,820	Aryzta AG*	47,749
2,381	Associated British Foods plc	75,734
772	Atria OYJ	7,121
5,111	Austevoll Seafood ASA	60,535
23,247	Australian Agricultural Co., Ltd.*	16,768
546	Bakkafrost P/F	27,042
33	Barry Callebaut AG, Registered Shares	59,633
6,130	Bega Cheese, Ltd.	19,915
125	Bell AG	36,039
3,394	Bellamy’s Australia, Ltd.*	26,828
854	Bonduelle S.C.A.	25,055
1,100	Calbee, Inc.	29,670
1	Chocoladefabriken Lindt & Spruengli AG, Registered Shares	78,278
800	Chubu Shiryo Co., Ltd.	8,454
12,278	Cloetta AB	31,679
10,412	Costa Group Holdings, Ltd.	38,076
3,432	Cranswick plc	121,907
11,722	Dairy Crest Group plc	94,883
4,569	Danone SA	352,380
16,123	Devro plc	41,301
500	Dydo Drinco, Inc.	22,595
2,372	Ebro Foods SA	50,718
8,443	Elders, Ltd.	36,450
111	Emmi AG	97,730
16,300	First Resources, Ltd.	19,755
1,616	Forfarmers NV	13,295
3,716	Freedom Foods Group, Ltd.	11,864
1,000	Fuji Oil Co., Ltd.	34,271
700	Fujicco Co., Ltd.	13,629
11,788	Glanbia plc	230,810
260,400	Golden Agri-Resources, Ltd.	54,036
11,957	GrainCorp, Ltd.	78,020
17,127	Greencore Group plc	45,096
3,373	Grieg Seafood ASA	40,954
1,119	Hilton Food Group plc	13,856
1,600	Hokuto Corp.	27,732
700	House Foods Group, Inc.	28,232
15,498	Inghams Group, Ltd.^	48,152
3,700	Itoham Yonekyu Holdings, Inc.	23,107
47,400	Japfa, Ltd.	22,775
300	J-Oil Mills, Inc.	11,176
800	Kagome Co., Ltd.	22,548
400	Kameda Seika Co., Ltd.	19,192
700	Kenko Mayonnaise Co., Ltd.	13,932
1,567	Kerry Group plc, Class A	174,942
1,100	Kewpie Corp.	26,437
400	Kikkoman Corp.	19,654
900	Kotobuki Spirits Co., Ltd.	34,545
295	KWS Saat SE	20,380
147	Lassonde Industries, Inc.	19,415
3,154	Leroy Seafood Group ASA	22,909
5	Lotus Bakeries	13,293
3,549	Maple Leaf Foods, Inc.	82,098
3,528	Marine Harvest	78,848
1,200	Marudai Food Co., Ltd.	20,460

Shares		Fair Value
Common Stocks, continued
Food Products, continued
2,600	Maruha Nichiro Corp.	$93,265
2,400	Megmilk Snow Brand Co., Ltd.	58,567
1,100	Meiji Holdings Co., Ltd.	89,382
800	Mitsui Sugar Co., Ltd.	19,711
700	Morinaga & Co., Ltd.	30,462
3,000	Morinaga Milk Industry Co., Ltd.	102,045
300	Nakamuraya Co., Ltd.	11,501
21,347	Nestle SA, Registered Shares	2,037,801
4,900	Nichirei Corp.	120,830
800	Nippon Beet Sugar Manufacturing Co., Ltd.	13,844
2,800	Nippon Flour Mills Co., Ltd.	48,105
2,100	Nippon Meat Packers, Inc.	75,634
20,100	Nippon Suisan Kaisha, Ltd.	153,558
800	Nisshin Oillio Group, Ltd. (The)	23,670
900	Nisshin Seifun Group, Inc.	20,674
900	Nissin Sugar Co., Ltd.	16,474
984	Norway Royal Salmon ASA	22,824
326	Orior AG	26,177
2,710	Orkla ASA, Class A	20,811
1,700	Petra Foods, Ltd.	1,634
51,099	Premier Foods plc*	24,227
988	Premium Brands Holdings Corp.	56,935
2,000	Prima Meat Packers, Ltd.	37,249
33,700	PT Tiga Pilar Sejahtera Food Tbk*	149
7,054	Raisio Oyj, Class-V	19,765
11,598	Ridley Corp., Ltd.	11,368
1,000	Rock Field Co., Ltd.	14,798
5,300	Rogers Sugar, Inc.	23,918
600	S Foods, Inc.	22,026
1,029	Salmar ASA	49,394
1,323	Saputo, Inc.	45,100
127	Savencia SA	9,037
3,496	Scales Corp., Ltd.	11,768
3,767	Scandi Standard AB	24,820
786	Schouw & Co.	58,477
2,304	Select Harvests, Ltd.	9,971
1,200	Showa Sangyo Co., Ltd.	32,520
306	Sipef SA	17,128
300	Starzen Co., Ltd.	10,276
1,353	Strauss Group, Ltd.	32,456
3,472	Suedzucker AG	44,238
9,961	Tassal Group, Ltd.	34,382
24,614	Tate & Lyle plc	232,759
700	Toyo Suisan Kaisha, Ltd.	26,695
58	United International Enterprises	11,462
475	Vilmorin & CIE SA	25,144
2,508	Viscofan SA	156,982
22,000	Vitasoy International Holdings, Ltd.	106,492
400	Warabeya Nichiyo Holdings Co., Ltd.	6,583
2,992	Wessanen	36,535
238,612	WH Group, Ltd.(a)	255,285
25,400	Wilmar International, Ltd.	62,164
200	Yakult Honsha Co., Ltd.	14,031
2,000	Yamazaki Baking Co., Ltd.	32,503

		7,389,375

Gas Utilities (0.3%):
1,900	AltaGas, Ltd.	25,012
12,578	APA Group	89,374
7,633	Gas Natural SDG SA	213,521
26,771	Hong Kong & China Gas Co., Ltd.	64,183
16,993	Italgas SpA	105,042
800	K&O Energy Group, Inc.	11,019
2,400	Nippon Gas Co., Ltd.	66,500
2,100	Osaka Gas Co., Ltd.	41,509
2,331	Rubis SCA	127,259

See accompanying notes to the schedules of portfolio investments.

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

March 31, 2019 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Gas Utilities, continued
1,300	Saibu Gas Co., Ltd.	$28,125
3,700	Shizuoka Gas Co. Ltd.	28,142
10,212	Superior Plus Corp.	87,507
800	Toho Gas Co., Ltd.	35,945
2,200	Tokyo Gas Co., Ltd.	59,534
1,500	Valener, Inc.	29,356

		1,012,028

Health Care Equipment & Supplies (1.4%):
2,602	Ambu A/S	68,910
3,613	Ansell, Ltd.	65,283
11,514	Arjo AB, Class B	42,330
1,600	Asahi Intecc Co., Ltd.	75,338
1,767	bioMerieux	146,414
792	Cochlear, Ltd.	97,803
1,014	Coloplast A/S, Class B	111,299
251	Coltene Holding AG	24,345
1,992	Consort Medical plc	22,775
11,036	Convatec Group plc(a)	20,358
781	DiaSorin SpA	78,729
509	Draegerwerk AG & Co. KGaA	24,115
311	Draegerwerk AG & Co. KGAA	13,317
185	Eckert & Ziegler AG	16,020
2,223	Elekta AB, Class B	27,654
633	EssilorLuxottica SA	69,168
4,164	Fisher & Paykel Healthcare Corp., Ltd.	44,598
8,277	Getinge AB, Class B	96,436
7,376	GN Store Nord A/S	342,688
405	Guerbet	24,397
800	Hogy Medical Co., Ltd.	28,295
2,000	HOYA Corp.	132,363
1,300	Jeol, Ltd.	23,541
6,713	Koninklijke Philips Electronics NV	273,822
3,787	Koninklijke Philips Electronics NV, NY Shares, NYS	154,737
500	Mani, Inc.	24,553
500	Menicon Co., Ltd.	14,456
1,500	Nihon Kohden Corp.	44,840
2,300	Nikkiso Co., Ltd.	27,023
8,900	Nipro Corp.	115,067
14,000	Olympus Co., Ltd.	152,260
900	Paramount Bed Holdings Co., Ltd.	40,103
1,192	Sartorius AG	204,418
1,077	Sectra AB*	30,789
13,222	Smith & Nephew plc	262,247
411	Sonova Holding AG, Registered Shares	81,371
360	Stratec Se	24,329
184	Straumann Holding AG, Registered Shares	150,493
800	Sysmex Corp.	48,539
3,200	Terumo Corp.	97,947
3,137	William Demant Holding A/S*	92,910

		3,436,080

Health Care Providers & Services (0.8%):
4,943	Al Noor Hospitals Group plc	19,640
500	Alfresa Holdings Corp.	14,251
3,417	Amplifon SpA	66,519
18,377	Australian Pharmaceutical Industries, Ltd.	19,788
1,100	Bml, Inc.	31,960
3,715	CareTech Holdings plc	16,240
6,200	CRH Medical Corp.*	16,379

Shares		Fair Value
Common Stocks, continued
Health Care Providers & Services, continued
4,556	Ebos Group, Ltd.	$68,264
14,050	Estia Health, Ltd.	26,864
4,012	Extendicare, Inc.	22,639
2,001	Fagron	35,939
1,000	FALCO Holdings Co., Ltd.	12,314
6,326	Fresenius Medical Care AG & Co., KGaA	508,778
2,812	Fresenius SE & Co. KGaA	156,615
27,126	Healius, Ltd.	50,672
66,724	Healthscope, Ltd.	115,260
2,000	Japan Lifeline Co., Ltd.	33,279
1,000	Japan Medical Dynamic Marketing, Inc.	9,825
16,930	Japara Healthcare, Ltd.	16,844
2,739	Korian-Medica	110,991
225	Lna Sante	11,837
3,204	Medical Facilities Corp.	42,274
2,000	Medipal Holdings Corp.	47,576
7,584	Metlifecare, Ltd.	25,813
2,800	Miraca Holdings, Inc.	69,812
1,800	N Field Co., Ltd.	12,336
2,200	Nichiigakkan Co., Ltd.	26,067
1,110	NMC Health plc	33,057
17,940	Oceania Healthcare, Ltd.	12,359
11,311	Oriola Corp.	29,780
1,060	Orpea	127,512
1,806	Ramsay Health Care, Ltd.	82,574
873	Rhoen-Klinikum AG	25,127
3,746	Ryman Healthcare, Ltd.	31,252
2,200	Ship Healthcare Holdings, Inc.	90,494
800	Sienna Senior Living, Inc.	11,334
59,044	Sigma Healthcare, Ltd.	22,011
1,900	Solasto Corp.	21,460
3,129	Sonic Healthcare, Ltd.	54,632
8,887	Spire Healthcare Group plc(a)	15,037
10,895	Summerset Group Holdings, Ltd.	48,996
400	Suzuken Co., Ltd.	23,186
1,800	Toho Holdings Co., Ltd.	44,981
5,100	Tsukui Corp.	32,181
2,900	UDG Healthcare plc	21,385
3,435	Virtus Health, Ltd.	9,730
2,800	Vital Ksk Holdings, Inc.	27,627

		2,353,491

Health Care Technology (0.0%†):
14,160	AGFA-Gevaert NV*	58,980
2,052	Ascom Holding AG	27,516
857	Compugroup Medical Se	50,419
2,300	EM Systems Co., Ltd.	27,741
2,389	Emis Group plc	32,724
3,000	M3, Inc.	50,512
800	Nnit A/S(a)	20,643
1,213	Raysearch Laboratories AB*	13,507
200	Software Service, Inc.	18,348

		300,390

Hotels, Restaurants & Leisure (2.1%):
3,022	Accor SA	122,460
36,400	Accordia Golf Trust	15,996
600	AEON Fantasy Co., Ltd.	15,553
1,000	Arcland Service Holdings Co., Ltd.	18,347
23,206	Ardent Leisure Group, Ltd.*	18,706
5,866	Aristocrat Leisure, Ltd.	102,517
4,300	Atom Corp.^	38,227
7,557	Autogrill SpA	72,714
1,707	Basic-Fit NV*(a)	57,452
3,095	Betsson AB*	23,490
24,000	Cafe de Coral Holdings, Ltd.	61,085
1,830	Carnival plc, ADR	91,152

See accompanying notes to the schedules of portfolio investments.

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

March 31, 2019 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Hotels, Restaurants & Leisure, continued
700	Central Sports Co., Ltd.	$19,994
72,000	Century City International Holdings, Ltd.	6,421
485	Cie des Alpes	13,087
9,479	Collins Foods, Ltd.	48,920
2,000	Colowide Co., Ltd.	41,508
8,814	Compass Group plc	207,144
2,200	Corporate Travel Management, Ltd.	39,845
1,425	Cox & Kings Financial Services, Ltd.*	1,004
2,000	Create Restaurants Holdings In	24,748
7,191	Crown, Ltd.	58,879
1,951	Domino’s Pizza Enterprises, Ltd.	60,193
23,341	Domino’s Pizza Group plc	73,579
1,600	Doutor Nichires Holdings Co., Ltd.	30,416
6,304	Elior Group^(a)	84,411
29,990	Enterprise Inns plc*	83,194
6,500	Fairwood Holdings, Ltd.	22,900
2,425	Flight Centre, Ltd.	72,596
800	Fuji Kyuko Co., Ltd.	30,131
600	Fujita Kanko, Inc.	14,832
557	Fuller Smith & Turner plc, Class A	8,524
17,010	Galaxy Entertainment Group, Ltd.	115,801
200	Genki Sushi Co., Ltd.	9,346
102,700	Genting Singapore, Ltd.	78,987
2,773	Great Canadian Gaming Corp.*	104,034
17,083	Greene King plc	148,105
8,283	Greggs plc	198,413
16,772	GVC Holdings plc	122,211
660	Hiday Hidaka Corp.	12,793
1,700	HIS Co., Ltd.	62,583
18,000	Hongkong & Shanghai Hotels (The)	25,911
11,300	Hotel Grand Central, Ltd.	11,437
400	Ichibanya Co., Ltd.	17,501
1,639	InterContinental Hotels Group plc, ADR	100,127
900	Intertain Group, Ltd. (The)*	7,995
7,041	JD Wetherspoon plc	120,340
1,491	Jpj Group plc*	13,596
868	Jumbo Interactive, Ltd.	7,995
1,700	Komeda Holdings Co., Ltd.	32,357
1,900	Koshidaka Holdings Co., Ltd.	28,613
900	Kourakuen Holdings Corp.	21,545
400	Kura Corp.	18,368
1,100	Kyoritsu Maintenance Co., Ltd.	54,723
70,000	Macau Legend Development, Ltd.	11,860
33,812	Marston’s plc	45,298
200	Matsuya Foods Co., Ltd.	6,669
36,000	Melco International Development Ltd.	84,370
5,571	Melia Hotels International SA	51,730
45,260	Merlin Entertainments plc(a)	202,488
15,327	MGM China Holdings, Ltd.	32,148
6,833	Millennium & Copthorne Hotels	40,615
14,000	Miramar Hotel & Investment	30,270
10,745	Mitchells & Butlers plc*	37,903
410	Mty Food Group, Inc.	18,045
72,000	NagaCorp, Ltd.	100,703
8,615	NetEnt AB*	31,302
400	Ohsho Food Service Corp.	25,367
1,223	Orascom Development Holding AG*	20,768
200	Oriental Land Co., Ltd.	22,745
1,016	Paddy Power Betfair plc	78,684
2,258	Paddy Power plc	174,149
2,702	Pandox AB	48,397
900	Pizza Pizza Royalty Corp.	6,783
10,182	PlayTech plc	57,695

Shares		Fair Value
Common Stocks, continued
Hotels, Restaurants & Leisure, continued
12,439	Rank Group plc	$25,480
30,000	Regal Hotels International Holdings, Ltd.	18,845
600	Renaissance, Inc.	10,622
4,200	Resorttrust, Inc.	57,047
392	Restaurant Brands International, Inc.	25,523
1,092	Restaurant Brands International, Inc.	71,051
6,416	Restaurant Brands New Zealand, Ltd.	38,240
33,738	Restaurant Group plc (The)	51,869
800	Ringer Hut Co., Ltd.	17,087
4,600	Round One Corp.	58,481
1,300	Royal Holdings Co., Ltd.	32,572
1,200	Saint Marc Holdings Co., Ltd.	27,015
1,300	Saizeriya Co., Ltd.	25,068
16,988	Sands China, Ltd.	85,361
2,943	Scandic Hotels Group AB(a)	26,290
44,000	Shangri-La Asia, Ltd.	62,550
56,868	SJM Holdings, Ltd.	64,900
3,588	Skistar AB	39,507
28,970	Sky City Entertainment Group, Ltd.	76,371
2,200	Skylark Co., Ltd.	36,469
1,707	Sodexo SA	187,988
24,479	SSP Group plc	220,770
27,111	Star Entertainment Group, Ltd. (The)	80,569
1,200	Stars Group, Inc. (The)*	20,979
500	Sushiro Global Holdings, Ltd.	34,434
35,219	Tabcorp Holdings, Ltd.	115,687
3,181	Telepizza Group SA(a)	22,152
581	The Gym Group plc(a)	1,650
50,634	Thomas Cook Group plc*	16,482
4,500	Tokyo Dome Corp.	42,997
1,100	Toridoll Holding Corp.^	22,240
400	Tosho Co., Ltd.	11,114
8,666	TUI AG	83,305
6,856	Unibet Group plc	68,568
2,777	Whitbread plc	184,032
41,297	William Hill plc	86,534
26,430	Wynn Macau, Ltd.	62,495
900	Yossix Co., Ltd.	28,953
3,500	Zensho Holdings Co., Ltd.	81,094

		6,243,186

Household Durables (2.0%):
1,604	Bang & Olufsen A/S*	14,452
37,154	Barratt Developments plc	290,556
7,834	Bellway plc	311,433
6,428	Berkeley Group Holdings plc (The)	309,007
1,566	Bigben Interactive	14,775
5,170	Bonava AB^	65,038
5,820	Bovis Homes Group plc	80,628
3,865	Breville Group, Ltd.	44,832
2,200	Casio Computer Co., Ltd.	28,784
600	Chofu Seisakusho Co., Ltd.	12,467
1,800	Cleanup Corp.	9,651
1,900	Corona Corp.	18,112
9,695	Countryside Properties plc(a)	41,036
15,326	Crest Nicholson Holdings plc	74,055
2,921	De’Longhi	78,851
7,507	Dfs Furniture plc	24,501
1,000	Dorel Industries, Inc.	8,831
2,152	Duni AB	23,249
4,630	Electrolux AB, Series B, Class B	118,791
2,700	Es-Con Japan, Ltd.	17,840
2,053	Fiskars OYJ Abp	42,980
2,700	FJ Next Co., Ltd.	20,827
87	Forbo Holding AG	136,547

See accompanying notes to the schedules of portfolio investments.

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

March 31, 2019 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Household Durables, continued
1,600	Foster Electric Co., Ltd.	$24,156
2,600	France Bed Holdings Co., Ltd.	21,236
1,600	Fuji Corp., Ltd.	11,862
2,300	Fujitsu General, Ltd.	32,594
14,200	Haseko Corp.	179,054
1,200	Hinokiya Group Co., Ltd.	23,433
700	Hoosiers Holdings	4,095
187	Hunter Douglas NV	12,545
13,919	Husqvarna AB, Class B	113,767
3,200	Iida Group Holdings Co., Ltd.	58,116
5,228	JM AB^	93,748
10,600	Jvc Kenwood Corp.	25,696
1,561	Kaufman & Broad SA	63,788
1,400	KI-Star Real Estate Co., Ltd.	21,123
1,300	LEC, Inc.	16,707
540	Leifheit AG	13,955
62,400	Man Wah Holdings, Ltd.	36,635
24,194	McCarthy & Stone plc(a)	40,564
10	Metall Zug AG	25,262
1,200	Misawa Homes Co., Ltd.	8,614
1,600	Nihon Eslead Corp.	22,032
4,500	Nikon Corp.	63,625
9,589	Nobia AB	56,239
39,400	Panasonic Corp.	340,994
5,699	Persimmon plc	161,468
3,200	Pressance Corp.	39,945
15,445	Redrow plc	121,207
1,000	Rinnai Corp.	70,889
500	Sangetsu Corp.	9,098
1,048	SEB SA	176,415
13,000	Sekisui Chemical Co., Ltd.	209,318
10,400	Sekisui House, Ltd.	172,381
3,000	Sharp Corp.	33,226
10,400	Sony Corp.	437,808
2,500	Space Value Holdings Co., Ltd.	11,576
2,200	Starts Corp., Inc.	47,019
6,900	Sumitomo Forestry Co., Ltd.	96,098
328	Surteco SE	9,192
1,100	Tamron Co., Ltd.	20,088
171,627	Taylor Wimpey plc	393,096
20,687	Techtronic Industries Co., Ltd.	139,466
2,790	Telford Homes plc	10,283
805	The Vitec Group plc	11,952
1,000	Toa Corp./Hyogo	10,096
400	Token Corp.	26,025
6,166	Tomtom NV*	51,888
2,000	Zojirushi Corp.	20,813

		5,376,430

Household Products (0.2%):
3,975	Essity AB, Class B	114,760
248	Henkel AG & Co. KGaA	23,564
2,800	Lion Corp.	59,014
14,255	Mcbride plc	18,561
1,600	Pigeon Corp.	65,630
5,635	PZ Cussons plc	14,404
2,279	Reckitt Benckiser Group plc	189,867
1,800	Unicharm Corp.	59,671

		545,471

Independent Power and Renewable Electricity Producers (0.2%):
1,967	Albioma SA	46,118
4,859	Boralex, Inc., Class A	68,947
3,600	Capital Power Corp.	84,329
28,000	China Everbright Greentech, Ltd.(a)	22,250
25,298	Drax Group plc	124,731
5,259	Edp Renovaveis SA	50,154

Shares		Fair Value
Common Stocks, continued
Independent Power and Renewable Electricity Producers, continued
1,300	Electric Power Development Co., Ltd.	$31,701
1,162	ERG SpA	21,995
9,297	Falck Renewables SpA	33,742
54,874	Infigen Energy*	17,175
3,741	Innergex Renewable Energy, Inc.	39,420
1,207	Kenon Holdings, Ltd.	23,167
10,105	Meridian Energy, Ltd.	28,824
4,661	Northland Power, Inc.	82,323
2,000	Polaris Infrastructure, Inc.	16,944
1,917	Scatec Solar ASA(a)	19,744
16,748	Transalta Corp.	123,083
1,200	Transalta Renewables, Inc.	12,160
4,427	Uniper SE	133,549
2,800	West Holdings Corp.	28,060

		1,008,416

Industrial Conglomerates (0.6%):
8,000	Chevalier International Holdings Ltd.	12,088
26,645	Cir-Compagnie Industriali Riun	32,647
12,930	CK Hutchison Holdings, Ltd.	135,798
1,493	DCC plc	129,471
2,000	Guoco Group, Ltd.	29,002
17,500	Hopewell Holdings, Ltd.	86,075
1,269	Indus Holding AG	61,130
515	Italmobiliare SpA	11,717
1,500	Katakura Industries Co., Ltd.	17,129
1,800	Keihan Electric Railway Co., Ltd.	75,794
23,700	Keppel Corp., Ltd.	109,261
1,284	Lifco AB-B Shs	52,390
5,400	Nisshinbo Holdings, Inc.	47,380
1,487	Nolato AB	61,861
23,000	NWS Holdings, Ltd.	50,277
2,675	Rheinmetall AG	278,627
2,400	Seibu Holdings, Inc.	42,062
57,400	SembCorp Industries, Ltd.	108,596
70,000	Shun Tak Holdings, Ltd.	27,857
2,603	Siemens AG, Registered Shares	280,097
5,436	Smiths Group plc	101,705
5,400	Tokai Holdings Corp.	44,955

		1,795,919

Insurance (4.5%):
5,489	Admiral Group plc	155,430
34,241	AEGON NV	164,830
3,711	Ageas NV	179,010
67,040	AIA Group, Ltd.	667,338
4,109	Alm Brand A/S	35,457
554	April SA	13,173
5,560	Asr Nederland NV	231,643
20,632	Assicurazioni Generali SpA	381,965
1,203	AUB Group, Ltd.	11,171
78,834	Aviva plc	424,731
15,366	AXA SA	387,152
1,671	Baloise Holding AG, Registered Shares	276,416
25,009	Beazley plc	167,762
7,384	Chesnara plc	36,360
1,599	Clal Insurance Enterprises Holdings, Ltd.*	21,147
2,983	CNP Assurances SA	65,680
5,028	Coface SA	44,469
10,100	Dai-ichi Life Insurance Co., Ltd.	140,764
72,468	Direct Line Insurance Group plc	333,281
82	E-L Financial Corp., Ltd.	49,456
598	Fairfax Financial Holdings, Ltd.	277,026
268	FBD Holdings plc	2,713
1,983	Gjensidige Forsikring ASA	34,275

See accompanying notes to the schedules of portfolio investments.

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

March 31, 2019 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Insurance, continued
2,600	Great-West Lifeco, Inc.	$62,967
578	Grupo Catalana Occidente SA	20,626
1,164	Hannover Rueck SE	167,104
5,987	Harel Insurance Investments &	39,572
15,099	Hastings Group Holdings, Ltd.(a)	42,711
283	Helvetia Patria Holding AG	172,938
4,798	Hiscox, Ltd.	97,618
4,219	iA Financial Corp., Inc.	155,600
506	Idi Insurance Co., Ltd.	24,211
16,103	Insurance Australia Group, Ltd.	88,094
400	Intact Financial Corp.	33,851
16,700	Japan Post Holdings Co., Ltd.	195,566
6,623	Jardine Lloyd Thompson Group plc	165,082
33,275	JRP Group plc	26,539
7,487	Lancashire Holdings, Ltd.	63,839
126,984	Legal & General Group plc	455,596
13,895	Manulife Financial Corp.	234,964
2,165	Manulife Financial Corp.	36,618
44,734	MAPFRE SA	123,280
26,388	Medibank Private, Ltd.	51,808
1,055	Menora Mivtachim Holdings, Ltd.	12,939
16,641	Migdal Insurance & Financial Holding, Ltd.	15,674
5,600	MS&AD Insurance Group Holdings, Inc.	170,729
1,640	Muenchener Rueckversicherungs-Gesellschaft AG	388,117
20,116	NIB Holdings, Ltd.	74,786
3,200	NKSJ Holdings, Inc.	118,253
5,901	NN Group NV	245,387
19,541	Phoenix Group Holdings plc	172,624
7,577	Phoenix Holdings, Ltd. (The)	39,419
14,435	Poste Italiane SpA(a)	140,468
2,590	Prudential plc, ADR	104,170
27,514	QBE Insurance Group, Ltd.	240,120
29,315	RSA Insurance Group plc	194,004
73,660	Saga plc	106,903
7,657	Sampo OYJ, Class A	347,220
5,232	SCOR SA	222,881
14,039	Societa Cattolica di Assicuraz	134,127
11,633	Steadfast Group, Ltd.	26,301
14,257	Storebrand ASA	111,124
8,920	Sun Life Financial, Inc.	342,617
13,517	Suncorp-Metway, Ltd.	132,126
641	Swiss Life Holding AG, Registered Shares	282,635
3,193	Swiss Re AG	312,209
10,600	T&D Holdings, Inc.	111,771
2,128	Talanx AG	81,997
3,600	Tokio Marine Holdings, Inc.	174,598
3,403	Topdanmark A/S	170,041
23	Trisura Group, Ltd.*	517
4,088	Tryg A/S	112,221
21,980	Unipol Gruppo Finanziario SpA	109,486
34,458	UnipolSai SpA	93,105
5,179	Uniqa Insurance Group AG	51,605
54	Vaudoise Assurances Holding SA	27,126
2,033	Vienna Insurance Group Weiner Staeditische Versicherung AG	52,248
1,796	Wuestenrot & Wuerttembergische AG	34,481
2,083	Zurich Insurance Group AG	690,314

		12,004,176

Interactive Media & Services (0.3%):
22,069	Auto Trader Group plc(a)	149,980
9,425	Carsales.com, Ltd.	84,749

Shares		Fair Value
Common Stocks, continued
Interactive Media & Services, continued
1,200	Dip Corp.	$20,824
10,396	Domain Holdings Australia, Ltd.	18,861
5,600	Gree, Inc.	22,929
3,100	Gurunavi, Inc.	19,505
800	Itokuro, Inc.*	22,148
3,100	Kakaku.com, Inc.	59,733
3,400	Lifull Co., Ltd.	17,858
3,000	mixi, Inc.	69,608
4,200	Mti, Ltd.	24,037
1,012	REA Group, Ltd.	53,878
29,220	Rightmove plc	194,207
1,046	Scout24 AG^(a)	54,122
12,657	Solocal Group*	7,408
135	Xing AG	46,736
8,400	Yahoo! Japan Corp.	20,606

		887,189

Internet & Direct Marketing Retail (0.2%):
1,900	Belluna Co., Ltd.	14,788
18,446	Boohoo Group plc*	45,538
4,981	Dustin Group AB(a)	46,666
1,200	Enigmo, Inc.*	31,100
2,400	Istyle, Inc.	20,029
22,749	Moneysupermarket.com Group plc	110,303
2,799	Ocado Group plc*	49,987
7,306	On The Beach Group plc(a)	41,733
800	Open Door, Inc.*	24,369
9,400	Rakuten, Inc.	89,289
4,008	Rocket Internet SE*(a)	101,617
1,900	Start Today Co., Ltd.	36,068
1,817	Takkt AG	29,855
19,250	Trade Me Group, Ltd.	83,995
2,580	Webjet, Ltd.	26,783

		752,120

IT Services (1.1%):
3,129	Acando AB	13,880
1,366	AddNode Group AB	19,411
370	Allgeier SE	10,216
1,611	Alten SA	172,564
9,025	Altran Technologies SA	99,376
3,748	Amadeus IT Holding SA	300,342
5,410	Appen, Ltd.	86,254
5,372	ARQ Group, Ltd.	7,566
5,628	Atea ASA	81,765
2,024	Atos Origin SA	195,907
637	Aubay	22,617
1,266	Bechtle AG	117,223
2,722	Cancom Se	122,693
2,335	Capgemini SA	283,948
1,045	CGI, Inc.*	71,854
4,933	Columbus A/S	9,035
5,725	Computacenter plc	82,506
6,694	Computershare, Ltd.	81,318
800	Comture Corp.	26,409
1,100	Densan System Co., Ltd.	34,863
317	Devoteam SA	35,209
700	DTS Corp.	25,951
8,624	Econocom Group SA/NV	35,192
1,000	E-Guardian, Inc.*	20,274
6,228	Equiniti Group plc(a)	16,926
3,891	Fdm Group Holdings plc	45,520
457	Formula Systems 1985, Ltd.	21,409
3,200	Fujitsu, Ltd.	231,777
6,665	Global Dominion Access SA*(a)	35,522
3,000	GMO Internet, Inc.	49,219
400	Gmo Payment Gateway, Inc.	28,531
287	Groupe Open	5,029

See accompanying notes to the schedules of portfolio investments.

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

March 31, 2019 (Unaudited)

Shares		Fair Value
Common Stocks, continued
IT Services, continued
6,538	Indra Sistemas SA*	$72,633
1,200	Infocom Corp.	20,074
800	Information Development Co., Ltd.	10,066
700	Information Services Internati	24,171
2,776	Iomart Group plc	12,649
1,500	IT Holdings Corp.	71,223
2,400	Itochu Techno-Solutions Corp.	56,184
400	Kanematsu Electronics, Ltd.	12,128
1,915	Knowit AB	41,008
14,440	Link Administration Holdings, Ltd.	75,788
2,100	Mamezou Holdings Co., Ltd.	19,799
896	Matrix It, Ltd.	11,351
300	Mitsubishi Research Institute	9,092
9,872	NCC Group plc	18,018
700	NEC Networks & System Integrat	16,960
4,926	Nextdc, Ltd.*	22,117
3,000	Nihon Unisys, Ltd.	79,684
852	Nomura Research Institute, Ltd.	38,855
800	NS Solutions Corp.	21,642
1,100	Nsd Co., Ltd.	25,662
5,500	NTT Data Corp.	60,778
300	OBIC Co., Ltd.	30,372
4,539	Ordina NV	9,585
1,400	Otsuka Corp.	52,498
1,200	Poletowin Pitcrew Holdings, Inc.	12,056
663	Reply SpA	42,720
800	SCSK Corp.	35,720
159	Shopify, Inc., Class A*	32,853
2,531	Softcat plc	27,407
1,500	Softcreate Holdings Corp.	22,683
700	Sopra Steria Group	81,323
2,600	TDC Soft, Inc.	20,674
1,400	TechMatrix Corp.	23,462
2,503	The Citadel Group, Ltd.	13,171
3,261	Tieto OYJ	99,532
1,500	VINX Corp.	14,245
1,140	Wirecard AG^	142,899
590	Worldline SA*(a)	35,028
1,300	Zuken, Inc.	17,636

		3,824,052

Leisure Products (0.3%):
1,156	Accell Group	32,105
7,303	Amer Sports OYJ*	329,246
406	BRP, Inc.	11,267
2,500	Furyu Corp.	22,350
1,319	Games Workshop Group plc	54,052
800	Globeride, Inc.	19,070
72,000	Goodbaby International Holdings, Ltd.	20,922
1,200	Heiwa Corp.	24,003
700	Kawai Musical Instruments Manufacturing Co., Ltd.	18,296
500	Mars Group Holdings Corp.	9,935
2,702	Maytronics, Ltd.	17,535
1,600	Mizuno Corp.	37,180
3,300	Namco Bandai Holdings, Inc.	154,918
26,132	Photo-Me International plc	27,174
1,200	Sankyo Co., Ltd.	45,827
3,600	Sega Sammy Holdings, Inc.	42,583
1,337	Spin Master Corp.*(a)	37,422
3,689	Thule Group AB (The)(a)	83,379
4,700	Tomy Co., Ltd.	48,636
385	Trigano SA	30,035
700	Universal Entertainment Corp.	21,200
500	Yamaha Corp.	25,080

		1,112,215

Shares		Fair Value
Common Stocks, continued
Life Sciences Tools & Services (0.4%):
940	AddLife AB	$23,794
2,607	Biotage AB	33,243
600	Cmic Holdings Co., Ltd.	8,342
1,200	Eps Holdings, Inc.	20,079
478	Eurofins Scientific SE	198,025
3,824	Evotec AG*	101,618
1,884	Gerresheimer AG	141,577
1,600	Linical Co., Ltd.	19,736
1,524	Lonza Group AG, Registered Shares	473,529
3,203	Qiagen NV*	130,298
876	Sartorius Stedim Biotech	110,988
185	Siegfried Holding AG	66,466
77	Tecan Group AG	18,171

		1,345,866

Machinery (3.9%):
6,065	Aalberts Industries NV	209,879
1,100	AG Growth International, Inc.	51,254
2,600	Aichi Corp.	16,473
2,000	Aida Engineering, Ltd.	14,490
4,185	Alfa Laval AB	96,150
1,607	Alimak Group AB(a)	22,893
900	Alinco, Inc.	8,029
789	Alstom SA	34,232
8,500	Amada Holdings Co., Ltd.	84,247
2,790	Andritz AG	119,774
2,000	Anest Iwata Corp.	17,588
2,700	Asahi Diamond Industrial Co., Ltd.	18,695
3,946	Atlas Copco AB, Class A	106,091
2,774	Atlas Copco AB, Class B	68,736
1,149	Ats Automation Tooling Systems, Inc.*	16,888
1,300	Bando Chemical Industries, Ltd.	12,513
3,116	Beijer Alma AB, Class B	44,101
506	Bobst Group SA	30,642
12,886	Bodycote plc	138,172
337	Bucher Industries AG	112,900
87	Burckhardt Compression Holding	23,695
1,623	Cargotec OYJ	59,877
500	Chugai Ro Co., Ltd.	7,934
2,600	CKD Corp.	23,577
17,805	CNH Industrial NV	181,549
2,050	Concentric AB	32,444
1,110	Construcc y Aux de Ferrocarr SA	53,367
68	Conzzeta AG	53,305
234	Daetwyler Holding AG	34,638
900	Daifuku Co., Ltd.	47,099
1,900	Daihatsu Diesel Manufacturing Co., Ltd.	10,673
2,100	Daiwa Industries, Ltd.	21,551
7,304	Deutz AG	61,119
3,500	DMG Mori Co., Ltd.	43,564
2,668	Duerr AG	104,605
4,100	Ebara Corp.	115,853
3,946	Epiroc AB, Class A	39,882
2,774	Epiroc AB, Class B	26,577
1,500	Exco Technologies, Ltd.	10,631
500	FANUC Corp.	85,592
114	Feintool International Holding AG	7,710
19,282	Fincantieri SpA	23,713
1,579	Fluidra SA*	18,133
3,200	Fuji Machine MFG. Co., Ltd.	42,717
1,000	Fukushima Industries Corp.	32,205
1,700	Furukawa Co., Ltd.	21,457
6,888	GEA Group AG	180,397
303	Georg Fischer AG	276,354
2,900	Glory, Ltd.	69,743

See accompanying notes to the schedules of portfolio investments.

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

March 31, 2019 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Machinery, continued
2,253	Haldex AB	$15,033
26,103	Heidelberger Druckmaschinen AG*^	45,433
9,700	Hino Motors, Ltd.	81,947
400	Hirata Corp.	27,704
1,200	Hisaka Works, Ltd.	9,948
2,600	Hitachi Construction Machinery Co., Ltd.	69,342
12,300	Hitachi Zosen Corp.	37,898
500	Hosokawa Micron Corp.	22,439
2,700	IHI Corp.	65,097
17,676	IMI plc	221,320
614	Industria Macchine Automatiche	45,854
1,453	Interpump Group SpA	47,421
27	Interroll Holding AG, Registered Shares	54,792
1,300	Iseki & Co., Ltd.	19,203
3,200	Japan Steel Works, Ltd. (The)	59,155
8,700	JTEKT Corp.	107,511
2,600	Juki Corp.	26,005
3,751	Jungheinrich AG	122,146
609	Kardex AG	91,868
900	Kato Works Co., Ltd.	21,271
5,400	Kawasaki Heavy Industries, Ltd.	133,493
2,997	Kion Group AG	156,665
400	Kitagawa Iron Works Co., Ltd.	8,148
1,400	Kito Corp.	21,223
5,100	Kitz Corp.	37,478
572	Koenig & Bauer AG	23,953
13,400	Komatsu, Ltd.	313,433
184	Komax Holding AG	38,710
2,900	Komori Corp.	32,935
2,802	Kone OYJ, Class B	141,435
2,928	Konecranes OYJ	104,211
354	Krones AG	31,181
3,100	Kubota Corp.	44,999
1,800	Kurita Water Industries, Ltd.	46,037
1,000	Kyokuto Kaihatsu Kogyo Co., Ltd.	13,420
1,200	Makino Milling Machine Co., Ltd.	49,631
600	Makita Corp.	20,938
586	Manitou Bf SA	16,415
800	Max Co., Ltd.	11,804
2,600	Meidensha Corp.	35,788
400	Metawater Co., Ltd.	11,314
5,870	Metso Corp. OYJ	202,173
8,632	Minebea Co., Ltd.	130,469
3,500	Misumi Group, Inc.	87,502
2,500	Mitsubishi Heavy Industries, Ltd.	104,001
1,000	Mitsubishi Logisnext Co., Ltd.	10,931
2,900	Mitsui Engineering & Shipbuilding Co., Ltd.*	27,471
22,736	Morgan Advanced Materials plc	71,862
1,500	Morita Holdings Corp.	24,775
2,100	Nabtesco Corp.	61,613
1,100	Nachi-Fujikoshi Corp.	44,465
2,000	Namura Shipbuilding Co., Ltd.	6,540
2,956	NFI Group, Inc.	72,452
4,300	NGK Insulators, Ltd.	62,657
1,940	Nilfisk Holding A/S*	76,690
1,000	Nippon Sharyo, Ltd.*	23,173
3,900	Nippon Thompson Co., Ltd.	17,989
700	Nissei ASB Machine Co., Ltd.	24,071
1,900	Nissei Plastic Industrial Co., Ltd.	15,557
500	Nitto Kohki Co., Ltd.	9,914
600	Nittoku Engineering Co., Ltd.^	15,273
300	Noritake Co., Ltd.	14,419
2,186	Norma Group SE	106,092

Shares		Fair Value
Common Stocks, continued
Machinery, continued
1,000	NS Tool Co., Ltd.	$22,981
14,000	NSK, Ltd.	131,615
34,000	NTN Corp.	101,203
700	Obara Group, Inc.	23,315
10,003	OC Oerlikon Corp. AG	128,199
700	Oiles Corp.	11,187
1,000	Okuma Corp.	54,309
400	Organo Corp.	11,372
3,000	OSG Corp.	58,133
2,177	Outotec OYJ*	9,557
1,462	Palfinger AG	41,018
645	Pfeiffer Vacuum Technology AG	98,664
4,300	Punch Industry Co., Ltd.	22,225
118	Rational AG	72,771
70	Rieter Holding AG	10,072
51,599	Rotork plc	190,184
1,800	Ryobi, Ltd.	40,566
18,878	Sandvik AB	306,882
332	Schindler Holding AG, Registered Shares	68,782
18,300	SembCorp Marine, Ltd.	21,808
891	Sfs Group AG	77,473
1,200	Shima Seiki Manufacturing, Ltd.	36,965
4,000	Shinmaywa Industries, Ltd.	49,830
2,200	Sintokogio, Ltd.	18,999
3,528	Skellerup Holdings, Ltd.	5,072
7,796	SKF AB, Class B	129,601
200	SMC Corp.	75,506
2,300	Sodick Co., Ltd.	19,265
2,119	Spirax-Sarco Engineering plc	198,559
891	Stabilus SA	42,982
1,600	Star Micronics Co., Ltd.	24,466
750	Sulzer AG, Registered Shares	73,217
1,700	Sumitomo Heavy Industries, Ltd.	55,318
14,200	Sunningdale Tech, Ltd.	14,582
2,800	Tadano, Ltd.	26,719
3,000	Takeuchi Manufacturing Co., Ltd.	53,089
3,400	Takuma Co., Ltd.	40,664
5,654	Talgo SA*(a)	36,553
478	Technotrans SE	15,113
800	Teikoku Electric Manufacturing Co., Ltd.	8,142
4,200	THK Co., Ltd.	104,350
5,700	Tocalo Co., Ltd.	45,035
1,200	Tokyo Keiki, Inc.	11,979
1,400	Torishima Pump Manufacturing Co., Ltd.	12,243
1,000	Toshiba Machine Co., Ltd.	20,202
3,695	Trelleborg AB	57,252
366	Troax Group AB	11,708
2,700	Tsubaki Nakashima Co., Ltd.	48,549
1,400	Tsubakimoto Chain Co.	50,196
4,900	Tsugami Corp.	38,002
1,200	Tsukishima Kikai Co., Ltd.	14,986
600	Tsurumi Manufacturing Co., Ltd.	10,760
7,579	Valmet Corp.	191,879
7,951	Vesuvius plc	61,472
5,758	Volvo AB, Class A	89,212
27,562	Volvo AB, Class B	426,159
689	Vossloh AG	31,488
1,416	Wacker Neuson SE	33,682
6,411	Wartsila Corp. OYJ, Class B	103,531
560	Washtec AG	42,701
1,192	Weir Group plc (The)	24,297
3,000	Yamabiko Corp.	28,940
5,060	Zardoya Otis SA	41,900

		10,555,876

See accompanying notes to the schedules of portfolio investments.

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

March 31, 2019 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Marine (0.3%):
41	A.P. Moeller - Maersk A/S, Class A	$49,631
84	A.P. Moeller - Maersk A/S, Class B^	106,686
3,578	American Shipping Co. ASA	13,262
556	Clarkson plc	17,222
1,333	D/S Norden A/S	18,134
1,685	DFDS A/S	69,781
1,192	Hapag-Lloyd AG(a)	37,703
3,300	Iino Kaiun Kaisha, Ltd.	11,151
9,940	Irish Continental Group	54,185
3,700	Kawasaki Kisen Kaisha, Ltd.*	40,013
727	Kuehne & Nagel International AG, Registered Shares	99,859
3,600	Mitsui O.S.K. Lines, Ltd.	77,779
102,930	MMA Offshore, Ltd.*	11,332
3,900	Nippon Yusen Kabushiki Kaisha	57,372
600	NS United Kaiun Kaisha, Ltd.	12,863
141,000	Pacific Basin Shipping, Ltd.	30,477
89,000	Sitc International Holdings Co., Ltd.	91,375
1,962	Stolt-Nielsen, Ltd.	24,530

		823,355

Media (1.4%):
1,267	4imprint Group plc	40,600
5,715	Aimia, Inc.*	16,766
18,743	Altice NV, Class A	49,354
1,460	Altice NV, Class B	3,816
65	Apg Sga SA	18,455
14,475	Arnoldo Mondadori Editore SpA*	25,172
2,124	Ascential plc	9,869
4,886	Atresmedia Corp. de Medios de Comuicacion SA	22,920
2,057	Axel Springer AG	106,149
6,744	Cairo Communication SpA	28,547
2,000	Carta Holdings, Inc.	20,673
1,001	Cogeco Communications, Inc.	63,932
400	Cogeco, Inc.	23,541
5,394	Corus Entertainment, Inc.	23,898
1,600	Cyberagent, Inc.	65,450
6,163	Daily Mail & General Trust plc	51,839
1,300	Dentsu, Inc.	55,092
2,163	Euromoney Institutional Investor plc	35,451
8,672	Eutelsat Communications SA	152,013
1,700	F@n Communications, Inc.	8,674
800	Fuji Media Holdings, Inc.	11,057
4,000	Hakuhodo DY Holdings, Inc.	64,413
8,376	HT&E, Ltd.	10,171
19,049	Informa plc	184,676
3,200	Intage Holdings, Inc.	24,908
1,711	Ipsos	42,860
50,312	ITE Group plc	45,942
78,966	ITV plc	130,784
9,582	Ive Group, Ltd.	14,849
1,344	JCDecaux SA	40,972
2,300	Kadokawa Dwango Corp.	24,295
2,312	Kin And Carta plc	2,772
8,410	Lagardere SCA	216,549
3,548	Liberty Global plc, Series C*	85,897
1,449	Liberty Global plc, Class A*	36,109
2,546	M6 Metropole Television SA	47,018
1,300	Macromill, Inc.	15,717
11,389	Mediaset Espana Comunicacion SA	85,095
24,075	Mediaset SpA*^	73,552
50,916	Nine Entertainment Co. Holdings, Ltd.	61,907

Shares		Fair Value
Common Stocks, continued
Media, continued
15,978	Ooh!media, Ltd.	$44,224
7,451	Pearson plc	81,179
3,968	Pearson plc, ADR	43,569
10,671	Promotora de Informaciones SA*	19,297
5,840	Publicis Groupe SA	313,238
4,026	Quebecor, Inc., Class B	98,707
13,261	Reach plc	10,728
1,406	RTL Group	76,807
4,177	Sanoma OYJ	40,958
641	Schibsted ASA, Class A	25,180
435	Schibsted ASA, Class B	15,593
16,754	SES Global, Class A	260,776
60,999	Seven West Media, Ltd.*	21,327
7,456	Shaw Communications, Inc.	155,383
44,700	Singapore Press Holdings, Ltd.	79,729
18,618	Sky Network Television, Ltd.	16,367
13,400	SKY Perfect JSAT Holdings, Inc.	55,774
4,175	Societe Television Francaise 1	38,464
500	SoldOut, Inc.	17,444
44,663	Southern Cross Media Group, Ltd.	37,147
1,167	Stroeer Media SE	68,349
232	Tamedia AG, Registered Shares	23,560
1,586	Telenet Group Holding NV	76,311
15,000	Television Broadcasts, Ltd.	29,121
1,900	Tokyo Broadcasting System Hold	34,815
500	TV Tokyo Holdings Corp.	10,548
500	Wowow, Inc.	13,417
18,270	WPP plc	193,560
700	Zenrin Co., Ltd.	15,577
17,434	Zon Multimedia Servicos de Telecommunicacoes e Multimedia SGPS SA	111,490

		4,070,393

Metals & Mining (5.2%):
8,736	Acacia Mining plc*	22,376
7,920	Acerinox SA	78,536
2,296	Agnico Eagle Mines, Ltd.	99,876
400	Aichi Steel Corp.	12,453
16,681	Alacer Gold Corp.*	45,317
14,461	Alamos Gold, Inc., Class A	73,376
2,200	Altius Minerals Corp.	21,075
12,599	Alumina, Ltd.	21,793
2,182	Amg Advanced Metallurgical Group N.V.	68,104
34,264	Anglo American plc	919,794
6,845	Antofagasta plc	86,583
1,971	Aperam SA	56,264
11,577	ArcelorMittal	235,064
12,400	Argonaut Gold, Inc.*	17,446
1,100	Asahi Holdings, Inc.	19,900
8,215	Asanko Gold, Inc.*	5,164
63,720	Aurelia Metals, Ltd.*	40,313
1,731	Aurubis AG	92,728
31,662	Ausdrill, Ltd.	36,840
58,345	B2Gold Corp.*	163,307
30,767	Barrick Gold Corp.	421,831
2,708	Bekaert NV	63,679
35,937	BHP Billiton, Ltd.	981,754
10,342	Billiton plc, ADR	499,312
25,458	BlueScope Steel, Ltd.	252,976
9,186	Boliden AB	260,892
17,700	Capstone Mining Corp.*	8,478
73,572	Centamin plc	85,438
9,200	Centerra Gold, Inc.*	48,265
4,374	Central Asia Metals plc	13,510

See accompanying notes to the schedules of portfolio investments.

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

March 31, 2019 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Metals & Mining, continued
16,254	China Gold International Resources Corp., Ltd.*	$20,193
5,800	Continental Gold, Inc.*	12,545
1,300	Daido Steel Co., Ltd.^	51,398
2,700	Daiki Aluminium Industry Co., Ltd.	16,249
9,900	Detour Gold Corp.*	92,910
3,000	DOWA Mining Co.	98,876
13,600	Dundee Precious Metals, Inc.*	45,089
7,762	Eldorado Gold Corp.*	35,842
3,600	Endeavour Mining Corp.*	54,046
11,400	Endeavour Silver Corp.*	28,752
539	Eramet	30,051
40,854	Evolution Mining, Ltd.	105,455
16,814	EVRAZ plc	135,977
22,438	Ferrexpo plc	72,574
10,709	First Majestic Silver Corp.*	70,448
8,602	First Quantum Minerals, Ltd.	97,531
86,302	Fortescue Metals Group, Ltd.	436,604
5,947	Fortuna Silver Mines, Inc.*	19,806
327	Franco Nevada Corp.	24,541
3,312	Fresnillo plc	37,602
217,124	Glencore International plc	902,867
1,100	Godo Steel, Ltd.	16,480
44,721	Gold Road Resources, Ltd.*	30,730
9,730	Goldcorp, Inc.	111,339
6,771	Goldcorp, Inc.	77,460
4,758	Granges AB	48,899
5,096	Guyana Goldfields, Inc.*	4,119
18,140	Highland Gold Mining, Ltd.	43,327
7,250	Hill & Smith Holdings plc	117,337
6,200	Hitachi Metals, Ltd.	72,268
15,125	Hochschild Mining plc	40,711
18,195	Hudbay Minerals, Inc.	130,042
12,542	IAMGOLD Corp.*	43,459
5,323	Iluka Resources, Ltd.	34,141
14,498	Imdex, Ltd.	11,039
17,091	Independence Group NL	59,307
23,446	Ivanhoe Mines, Ltd., Class A*	56,150
6,400	JFE Holdings, Inc.	108,850
50,009	Jupiter Mines, Ltd.	12,091
14,214	Kazakhmys plc	121,529
84,792	Kinross Gold Corp.*	291,904
4,744	Kirkland Lake Gold, Ltd.	144,287
10,600	Kobe Steel, Ltd.	79,869
1,800	Kyoei Steel, Ltd.	25,749
800	Labrador Iron Ore Royalty Corp.	17,590
4,400	Leagold Mining Corp.*	6,191
17,782	Lonmin plc*	16,913
14,207	Lucara Diamond Corp.	16,587
42,535	Lundin Mining Corp.	197,363
54,377	Lynas Corp., Ltd.*	80,862
11,288	MACA, Ltd.	7,861
48,387	Macmahon Holdings, Ltd.*	7,910
4,545	Major Drilling Group International, Inc.*	15,272
176,000	Midas Holdings, Ltd.*	4,676
10,123	Mineral Resources, Ltd.	114,038
4,300	Mitsubishi Materials Corp.	113,789
500	Mitsubishi Steel Manufacturing Co., Ltd.	6,953
4,200	Mitsui Mining & Smelting Co., Ltd.	108,359
52,117	Mount Gibson Iron, Ltd.	34,514
2,200	Neturen Co., Ltd.	17,756
27,410	New Gold, Inc.*	23,385
7,558	Newcrest Mining, Ltd.	136,536
6,200	Nippon Denko Co., Ltd.	12,609

Shares		Fair Value
Common Stocks, continued
Metals & Mining, continued
37,000	Nippon Light Metal Holdings Co.	$81,489
8,595	Nippon Steel Corp.	152,078
9,300	Nippon Yakin Kogyo Co., Ltd.	21,210
200	Nittetsu Mining Co., Ltd.	8,280
32,791	Norsk Hydro ASA	133,397
25,339	Northern Star Resources, Ltd.	160,181
4,300	Nyrstar NV*^	1,706
39,028	OceanaGold Corp.	122,674
21,175	OM Holdings, Ltd.	18,345
500	Osaka Steel Co., Ltd.	8,502
6,900	Osisko Gold Royalties, Ltd.	77,510
18,826	Outokumpu OYJ	68,743
17,375	OZ Minerals, Ltd.	131,574
900	Pacific Metals Co., Ltd.	21,985
8,517	Pan American Silver Corp.	112,566
1,752	Pan American Silver Corp.	23,214
73,744	Perseus Mining, Ltd.*	23,852
57,911	Petra Diamonds, Ltd.*	14,527
176,214	Petropavlovsk plc*	19,147
5,733	Pretium Resources, Inc.*	48,998
23,878	Ramelius Resources, Ltd.*	14,471
30,571	Regis Resources, Ltd.	114,517
45,534	Resolute Mining, Ltd.	38,816
550	Rio Tinto plc	31,994
11,161	Rio Tinto plc, Registered Shares, ADR	656,825
5,809	Rio Tinto, Ltd.	405,109
6,000	Sabina Gold & Silver Corp.*	5,635
2,148	Salzgitter AG	62,065
11,858	Sandfire Resources NL	58,445
9,442	Sandstorm Gold, Ltd.*	51,513
1,600	Sanyo Special Steel Co., Ltd.	32,903
29,450	Saracen Mineral Holdings, Ltd.*	60,148
21,718	Schmolz + Bickenbach AG*	9,660
16,210	Semafo, Inc.*	45,008
32,896	Silver Lake Resources, Ltd.*	19,065
7,261	Sims Metal Management, Ltd.	55,490
82,830	South32, Ltd.	219,787
4,092	SSAB AB, Class A	14,791
5,741	SSAB AB, Class B	17,434
4,935	SSR Mining, Inc.*	62,380
33,266	St Barbara, Ltd.	79,352
26,500	Stornoway Diamond Corp.*	1,983
4,200	Sumitomo Metal & Mining Co., Ltd.	125,054
14,391	Syrah Resources, Ltd.*	10,996
10,787	Teck Cominco, Ltd., Class B	249,614
7,385	Teck Resources, Ltd., Class B	171,184
9,775	Teranga Gold Corp.*	28,165
3,912	ThyssenKrupp AG	53,735
1,900	Toho Titanium Co., Ltd.	16,350
700	Toho Zinc Co., Ltd.	19,952
1,100	Tokyo Rope Manufacturing Co. LT	9,733
1,500	Tokyo Steel Manufacturing Co., Ltd.	13,054
1,300	Topy Industries, Ltd.	26,056
4,685	Torex Gold Resources, Inc.*	58,974
9,694	Trevali Mining Corp.*	2,902
33,241	Turquoise Hill Resources, Ltd.*	54,730
1,500	UACJ Corp.	28,201
6,764	Voestalpine AG	206,339
14,139	Western Areas, Ltd.	22,738
12,239	Westgold Resources, Ltd.*	10,944
2,702	Wheaton Precious Metals Corp.	64,362
2,287	Wheaton Precious Metals Corp.	54,445
42,447	Yamana Gold, Inc.	110,549
1,600	Yamato Kogyo Co., Ltd.	43,784
800	Yodogawa Steel Works, Ltd.	14,880

		14,466,161

See accompanying notes to the schedules of portfolio investments.

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

March 31, 2019 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Multiline Retail (0.5%):
54,808	B&m European Value Retail SA	$266,902
1,147	Canadian Tire Corp., Class A	123,601
53,885	Debenhams plc	1,893
2,909	Dollarama, Inc.	77,613
1,400	Don Quijote Co., Ltd.	92,831
15,946	Europris ASA(a)	50,966
500	Fuji Co., Ltd./Ehime	8,630
2,400	H2O Retailing Corp.	33,543
24,471	Harvey Norman Holdings, Ltd.	69,914
3,882	Hudson’s Bay Co.	21,470
6,600	Isetan Mitsukoshi Holdings, Ltd.	66,786
900	Izumi Co., Ltd.	42,084
4,300	J. Front Retailing Co., Ltd.	51,306
400	Kintetsu Department Store Co., Ltd.	12,617
24,500	Lifestyle International Holdings, Ltd.	42,477
61,042	Marks & Spencer Group plc	221,889
1,300	MARUI Group Co., Ltd.	26,302
30,000	Metro Holdings, Ltd.	22,051
47,139	Myer Holdings, Ltd.*	20,841
1,643	Next plc	119,626
2,100	Parco Co., Ltd.	19,231
2,535	Reject Shop, Ltd. (The)	4,760
300	Ryohin Keikaku Co., Ltd.	76,291
600	Sanyo Electric Railway Co., Ltd.	11,960
800	Seria Co., Ltd.	27,660
4,000	Takashimaya Co., Ltd.	53,363
5,864	Tokmanni Group Corp.	54,675
4,000	Wing On Company International, Ltd.	13,976

		1,635,258

Multi-Utilities (0.6%):
3,187	Acea SpA	53,903
3,186	AGL Energy, Ltd.	49,255
4,285	Algonquin Power & Utilities Corp.	48,199
905	Atco, Ltd.	30,478
1,466	Canadian Utilities, Ltd., Class A	40,024
93,709	Centrica plc	139,437
40,123	E.ON AG	446,153
12,398	Engie Group	184,930
8,483	Hera SpA	30,682
23,167	Iren SpA	59,103
65,748	ITL AEM SpA	120,087
2,700	Just Energy Group, Inc.	9,154
98,500	Keppel Infrastructure Trust	33,822
3,070	National Grid plc, ADR	171,429
18,815	Ren - Redes Energeticas Nacion	53,657
14,777	RWE AG	395,899
7,455	Suez Environnement Co.	98,773
3,746	Telecom Plus plc	74,202
6,009	Vector, Ltd.	14,642
4,208	Veolia Environnement SA	94,108

		2,147,937

Oil, Gas & Consumable Fuels (6.9%):
9,181	Advantage Oil & Gas, Ltd.*	15,116
24,155	Africa Oil Corp.*	20,066
145,000	Agritrade Resources, Ltd.	24,014
2,005	AKER BP ASA	71,486
7,200	Anglo Pacific Group plc	15,759
18,944	ARC Resources, Ltd.	129,299
18,809	Athabasca Oil Corp.*	11,965
2,064	Baytex Energy Corp.*	3,488
25,572	Baytex Energy Corp.*	43,443
103,499	Beach Energy, Ltd.	151,835

Shares		Fair Value
Common Stocks, continued
Oil, Gas & Consumable Fuels, continued
1,167	Bellatrix Exploration, Ltd.*	$376
17,741	Birchcliff Energy, Ltd.	47,267
15,440	Bonavista Energy Corp.	12,826
1,208	Bonterra Energy Corp.	5,677
32,353	BP plc	236,131
48,547	BP plc, ADR	2,122,474
173,000	Brightoil Petroleum Holdings, Ltd.*	6,198
2,656	BW LPG, Ltd.*(a)	9,285
32,806	Cairn Energy plc*	69,141
12,816	Caltex Australia, Ltd.	238,803
5,227	Cameco Corp.	61,626
7,846	Cameco Corp.	92,482
16,028	Canadian Natural Resources, Ltd.	440,770
10,058	Canadian Natural Resources, Ltd.	276,177
3,012	Cardinal Energy, Ltd.	6,086
11,375	Cenovus Energy, Inc.	98,735
7,600	Cenovus Energy, Inc.	65,978
13,100	China Aviation Oil Singapore Corp., Ltd.	12,986
40,015	Cooper Energy, Ltd.*	14,218
3,700	Cosmo Energy Holdings Co., Ltd.	74,314
8,781	Crescent Point Energy	28,450
7,561	Crescent Point Energy Corp.	24,502
8,223	Crew Energy, Inc.*	6,893
854	CropEnergies AG	4,987
265	Delek Group, Ltd.	46,104
40,500	Denison Mines Corp.*	20,611
39,162	Dno ASA	87,071
9,137	Enagas SA	265,936
8,022	Enbridge, Inc.	290,574
1,055	EnCana Corp.	7,638
9,837	EnCana Corp.	71,263
17,700	Enerplus Corp.	148,361
43,854	ENI SpA	774,605
114,028	EnQuest plc*	28,386
1,004	Equital, Ltd.*	28,745
1,390	Etablissements Maurel et Prom SA*	5,361
7,625	Euronav NV	62,157
1,579	Exmar NV*	9,973
1,267	FLEX LNG, Ltd.*	16,378
6,700	Freehold Royalties, Ltd.	42,170
1,400	Frontera Energy Corp.	11,871
3,784	Frontline, Ltd.*	24,182
3,100	Fuji Oil Co., Ltd.	7,031
7,147	Galp Energia SGPS SA	114,410
734	Gaztransport et Technigaz SA	66,846
6,249	Genel Energy plc*	16,375
4,500	Gibson Energy, Inc.	77,357
19,607	Gran Tierra Energy, Inc.*	44,608
22,859	Gulf Keystone Petroleum, Ltd.*	75,578
4,281	Hoegh Lng Holdings, Ltd.	17,954
11,767	Husky Energy, Inc.	116,684
5,300	Idemitsu Kosan Co., Ltd.	177,061
2,500	Imperial Oil, Ltd.	68,253
1,542	Imperial Oil, Ltd.	42,205
13,700	INPEX Corp.	130,066
6,882	Inter Pipeline, Ltd.	113,876
2,244	International Petroleum Corp.*	10,463
3,600	Itochu Enex Co., Ltd.	29,068
1,000	Japan Petroleum Exploration Co., Ltd.	21,540
69,100	JX Holdings, Inc.	314,645
11,060	Karoon Gas Australia, Ltd.*	8,172
7,300	Kelt Exploration, Ltd.*	30,103

See accompanying notes to the schedules of portfolio investments.

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

March 31, 2019 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Oil, Gas & Consumable Fuels, continued
7,446	Keyera Corp.	$175,590
599	Kinder Morgan Canada, Ltd.(a)	7,146
3,106	Koninklijke Vopak NV	148,766
2,011	Lundin Petroleum AB	68,073
10,707	MEG Energy Corp.*	40,866
1,502	Naphtha Israel Petroleum Corp.	9,550
3,817	Neste Oil OYJ	406,617
14,065	New Hope Corp., Ltd.	30,102
7,392	New Zealand Refining Co., Ltd. (The)	10,580
64,000	NewOcean Energy Holdings, Ltd.*	18,263
21,200	Nippon Coke & Engineering Co., Ltd.	19,225
7,654	Nuvista Energy, Ltd.*	24,631
32,810	Obsidian Energy, Ltd.*	8,962
104,047	Oil Refineries, Ltd.*	50,975
21,604	Oil Search, Ltd.	119,964
2,596	OMV AG	140,788
31,128	Ophir Energy plc*	23,064
33,611	Origin Energy, Ltd.	172,661
7,550	Painted Pony Energy, Ltd.*	9,662
1,307	Paramount Resouces, Ltd., Class A*	6,964
9,663	Parex Resources, Inc.*	151,287
5,800	Parkland Fuel Corp.	177,229
587	Paz Oil Co., Ltd.	87,700
1,584	Pembina Pipeline Corp.	58,228
40,966	Pengrowth Energy Corp.*	17,169
6,660	Peyto Exploration & Development Corp.	34,840
5,032	Prairiesky Royalty, Ltd.	67,786
61,033	Premier Oil plc*	74,853
11,350	Repsol SA	194,220
19,457	Royal Dutch Shell plc, Class A, ADR	1,217,813
16,231	Royal Dutch Shell plc, Class B, ADR	1,037,972
1,600	Sala Corp.	8,925
4,000	San-Ai Oil Co., Ltd.	32,887
26,303	Santos, Ltd.	128,140
27,521	Saras SpA	50,996
36,000	Savannah Petroleum plc*	11,794
59,700	Senex Energy, Ltd.*	15,735
13,762	Seven Generations Energy*	99,389
400	Sinanen Holdings Co., Ltd.	7,611
12,876	Snam SpA	66,227
12,892	Soco International plc	11,547
21,115	Statoil ASA	462,906
12,179	Stobart Group, Ltd.	24,137
18,111	Suncor Energy, Inc.	587,341
9,784	Suncor Energy, Inc.	317,127
38,370	Sundance Energy Australia, Ltd.*	11,349
30,156	Surge Energy, Inc.	29,790
16,600	Tamarack Valley Energy, Ltd.*	30,189
13,400	Tidewater Midstream and Infrastructure, Ltd.	14,240
8,990	Torc Oil & Gas, Ltd.	31,016
1,559	Torm PLC*	11,723
30,861	Total SA	1,713,573
11,630	Tourmaline Oil Corp.	179,646
3,152	Transcanada Corp.	141,651
6,518	TransGlobe Energy Corp.	12,293
103,509	Tullow Oil plc	324,099
3,072	Verbio Vereinigte Bioenergie AG	23,864
5,883	Vermilion Energy, Inc.	145,248
12,328	Whitecap Resources, Inc.^	42,533
48,191	Whitehaven Coal, Ltd.	138,956
9,290	Woodside Petroleum, Ltd.	229,077
8,000	Yangarra Resources, Ltd.*	17,482
10,083	Z Energy, Ltd.	43,000

		17,442,571

Shares		Fair Value
Common Stocks, continued
Paper & Forest Products (0.8%):
1,344	Ahlstrom-Munksjo OYJ	$20,590
2,718	Altri SGPS SA	21,303
5,029	Canfor Corp.*	51,562
2,751	Canfor Pulp Products, Inc.	30,656
600	Daiken Corp.	11,698
6,000	Daio Paper Corp.	73,857
11,027	Ence Energia y Celulosa S.A	61,441
378	Hadera Paper, Ltd.	28,778
6,700	Hokuetsu Kishu Paper Co., Ltd.	39,250
3,678	Holmen AB, Class B	79,795
4,627	Interfor Corp.*	54,297
8,945	Metsa Board OYJ	54,898
6,301	Mondi plc	139,878
5,731	Navigator Co. SA (The)	26,238
5,800	Nippon Paper Industries Co., Ltd.	119,917
2,821	Norbord, Inc.	77,735
22,000	OYI Paper Co., Ltd.	136,871
23,088	Quintis, Ltd.*	—
1,598	Semapa-Sociedade de Investimento E Gestao	26,041
898	Stella-Jones, Inc.	30,350
11,332	Stora Enso OYJ, Registered Shares	139,001
7,616	Svenska Cellulosa AB, Class B	66,086
600	Tokushu Tokai Paper Co., Ltd.	21,950
13,480	UPM-Kymmene OYJ	393,607
3,166	West Fraser Timber Co., Ltd.	154,011
24,618	Western Forest Products, Inc.	33,900

		1,893,710

Personal Products (0.6%):
2,600	Artnature, Inc.	14,927
18,108	Asaleo Care, Ltd.*	11,544
212	Beiersdorf AG	22,053
16,000	Best World International, Ltd.	25,649
498	Blackmores, Ltd.	32,972
300	HABA Laboratories, Inc.	18,955
1,514	Jamieson Wellness, Inc.	21,336
2,300	Kao Corp.	181,611
400	Kose Corp.	73,781
861	L’Oreal SA	231,697
400	Milbon Co., Ltd.	18,652
1,000	Noevir Holdings Co., Ltd.	48,634
3,305	Ontex Group NV	74,395
1,486	Oriflame Holding AG^	28,561
1,400	Pola Orbis Holdings, Inc.	44,763
1,400	Shiseido Co., Ltd.	101,340
8,564	Unilever NV, NYS	499,196
4,976	Unilever plc, ADR	287,215
1,300	Ya-Man, Ltd.	13,439

		1,750,720

Pharmaceuticals (2.9%):
287	Alk-Abello A/S*	47,505
25,941	Alliance Pharma plc	23,621
1,843	Almirall SA	31,474
1,900	Aska Pharmaceutical Co., Ltd.	19,706
9,300	Astellas Pharma, Inc.	139,557
15,563	AstraZeneca plc, ADR	629,212
5,900	Aurora Cannabis, Inc.*	53,383
1,145	Bausch Health Cos., Inc.*	28,282
8,600	Bausch Health Cos., Inc.*	212,200
6,857	Bayer AG, Registered Shares	443,100
693	Boiron SA	40,731
1,600	Dainippon Sumitomo Pharma Co., Ltd.	39,666
300	Eisai Co., Ltd.	16,876
20,341	Faes Farma SA	86,042
700	Fuji Pharma Co., Ltd.	11,085

See accompanying notes to the schedules of portfolio investments.

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

March 31, 2019 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Pharmaceuticals, continued
500	Fuso Pharmaceutical Industries. Ltd.	$11,452
9,143	GlaxoSmithKline plc, ADR	382,086
1,067	GlaxoSmithKline plc	22,132
1,632	H. Lundbeck A/S	70,673
4,000	Haw Par Corp., Ltd.	39,419
4,811	Hikma Pharmaceuticals plc	112,300
26,202	Indivior plc*	32,934
701	Ipsen SA	96,242
98,000	Jacobson Pharma Corp., Ltd.	19,877
1,000	Kaken Pharmaceutical Co., Ltd.	45,534
1,000	Kissei Pharmaceutical Co., Ltd.	26,213
1,700	Kyorin Holdings, Inc.	33,350
1,100	Kyowa Hakko Kogyo Co., Ltd.	23,976
98,378	Mayne Pharma Group, Ltd.*	48,639
884	Merck KGaA	100,782
2,500	Mitsubishi Tanabe Pharma Corp.	33,442
3,200	Nichi-Iko Pharmaceutical Co., Ltd.	42,478
16,906	Novartis AG, Registered Shares	1,627,504
9,411	Novo Nordisk A/S, Class B	492,785
1,000	Ono Pharmaceutical Co., Ltd.	19,667
1,037	Orion OYJ	38,801
4,471	Orion OYJ, Class B^	167,641
1,300	Otsuka Holdings Co., Ltd.	51,395
1,732	Recipharm AB	25,654
3,141	Recordati SpA	122,418
216	Roche Holding AG	58,962
4,031	Roche Holding AG	1,111,463
600	Rohto Pharmaceutical Co., Ltd.	15,479
5,759	Sanofi-Aventis SA	509,197
1,600	Santen Pharmaceutical Co., Ltd.	23,960
1,200	Sawai Pharmaceutical Co., Ltd.	69,589
1,000	Shionogi & Co., Ltd.	62,016
400	Taisho Pharmaceutical Holdings Co., Ltd.	38,211
2,300	Takeda Pharmacuetical Co., Ltd.	94,149
3,519	Teva Pharmaceutical Industries, Ltd.*	55,192
800	Torii Pharmaceutical Co., Ltd.	16,133
1,800	Towa Pharmaceutical Co., Ltd.	47,503
1,400	Tsumura & Co.	42,795
1,020	UCB SA	87,626
46,000	United Laboratories International Holdings, Ltd.	27,234
37,691	Vectura Group plc*	35,041
1,353	Vifor Pharma AG	183,160
116	Virbac SA*	19,033

		8,006,577

Professional Services (1.8%):
6,887	Adecco SA, Registered Shares	367,914
2,780	AF AB	46,400
1,162	Akka Technologies SA	79,218
3,728	ALS, Ltd.	20,134
9,096	Applus Services SA	108,609
1,000	Baycurrent Consulting, Inc.	31,526
3,600	Benefit One, Inc.	70,863
372	Bertrandt AG	26,345
6,858	Bureau Veritas SA	161,139
5,277	Capita Group plc*	8,556
1,100	DKSH Holding, Ltd.	63,462
900	EN-Japan, Inc.	26,393
11,350	Experian plc	307,476
1,200	FULLCAST Holdings Co., Ltd.	25,776
175	Groupe Crit	11,801
76,397	Hays plc	149,332
2,680	Intertek Group plc	169,707
2,270	Intertrust NV(a)	42,804
5,691	Iph, Ltd.	28,480

Shares		Fair Value
Common Stocks, continued
Professional Services, continued
1,700	IR Japan Holdings, Ltd.	$27,937
5,154	McMillan Shakespeare, Ltd.	44,007
1,100	Meitec Corp.	50,171
18,606	Michael Page International plc	114,159
3,497	Morneau Shepell, Inc.	71,735
1,400	Nexyz Group Corp.	27,841
2,500	Nihon M&A Center, Inc.	68,700
1,800	Nomura Co., Ltd.	50,968
3,000	Outsourcing, Inc.	37,370
2,000	Pasona Group, Inc.	30,396
1,700	Persol Holdings Co., Ltd.	27,716
5,320	Randstad Holding NV	259,867
4,900	Recruit Holdings Co., Ltd.	140,465
7,938	Reed Elsevier plc	169,973
5,236	RELX plc, ADR	112,312
3,973	Ricardo plc	33,385
6,390	Robert Walters plc	50,154
7,390	Seek, Ltd.	92,287
68	SGS SA, Registered Shares	169,428
2,100	SIGMAXYZ, Inc.	19,817
2,400	Sms Co., Ltd.	43,523
1,400	Stantec, Inc.	33,088
2,421	Stantec, Inc.^	57,232
7,669	SThree plc	26,844
1,100	Tanseisha Co., Ltd.	13,054
1,200	Technopro Holdings, Inc.	71,910
2,255	Teleperformance	405,453
2,878	Thomson Reuters Corp.	170,378
900	Trust Tech, Inc.	29,866
1,100	Ut Group Co., Ltd.	25,307
800	Weathernews, Inc.	23,357
10,253	Wolters Kluwer NV	698,667
1,000	World Holdings Co., Ltd.	17,118
1,200	YAMADA Consulting Group Co., Ltd.	25,108
3,100	Yumeshin Holdings Co., Ltd.	21,680

		5,007,208

Real Estate Management & Development (3.5%):
1,963	Adler Real Estate AG	28,931
585	ADO Group, Ltd.*	12,572
902	ADO Properties SA(a)	51,276
1,200	AEON Mall Co., Ltd.	19,766
3,164	Airport City, Ltd.*	45,958
770	Allreal Holding AG	131,117
2,762	Alony Hetz Properties & Invest	31,132
492	Alrov Properties And Lodgings, Ltd.	16,938
1,000	Altus Group, Ltd.	19,511
2,393	Amot Investments, Ltd.	13,334
7,650	Aroundtown SA	63,080
18,300	Ascendas India Trust	16,103
2,512	Ashtrom Properties, Ltd.	12,127
46,000	Asia Standard International Group, Ltd.	9,493
2,076	Atrium Ljungberg AB, Class B	35,491
14,896	Aveo Group	20,878
578	Azrieli Group	34,268
45	Bayside Land Corp.	21,464
210	Big Shopping Centers, Ltd.	14,254
3,700	Bukit Sembawang Estates, Ltd.	15,418
1,910	CA Immobilien Anlagen AG	68,969
31,474	Capital & Counties Properties plc	98,805
38,900	CapitaLand, Ltd.	105,097
2,300	Castellum AB	44,636

See accompanying notes to the schedules of portfolio investments.

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

March 31, 2019 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Real Estate Management & Development, continued
1,571	Catena AB	$43,497
2,740	Cedar Woods Properties, Ltd.	10,308
18,000	Chinese Estates Holdings, Ltd.	20,935
41,300	Chip Eng Seng Corp., Ltd.	23,382
52,000	Chuang’s Consortium International, Ltd.	11,801
7,300	City Developments, Ltd.	48,834
1,685	Citycon OY J^	17,245
22,430	CK Asset Holdings, Ltd.	199,422
3,803	CLS Holdings plc	12,162
72,500	Cnqc International Holdings, Ltd.	15,239
1,625	Colliers International Group	108,485
741	Corestate Capital Holding SA	29,304
11,583	Countrywide plc*	1,145
340,000	CSI Properties, Ltd.	17,349
168	Daejan Holdings plc	12,824
1,700	Daibiru Corp.	16,174
700	Daito Trust Construction Co., Ltd.	97,601
10,300	Daiwa House Industry Co., Ltd.	327,745
1,654	Deutsche Euroshop AG	50,117
3,980	Deutsche Wohnen AG	193,050
2,618	Dic Asset AG	29,481
3,441	Dios Fastigheter AB	28,251
2,900	Dream Unlimited Corp.	16,885
34,000	Emperor International Holdings	10,525
2,667	Entra ASA(a)	40,281
1,853	Fabege AB	26,919
68,000	Far East Consortium International, Ltd.	32,598
1,175	Fastighets AB Balder*	37,682
3,800	First Capital Realty, Inc.	60,859
1,529	FirstService Corp.	136,601
6,100	Frasers Centrepoint, Ltd.	8,150
1,100	Goldcrest Co., Ltd.	14,869
24,338	Grainger Trust plc	74,966
3,982	Grand City Properties SA	96,098
10,000	Great Eagle Holdings, Ltd.	51,008
17,100	GuocoLand, Ltd.	24,516
36,000	Hang Lung Group, Ltd.	115,563
38,984	Hang Lung Properties, Ltd.	95,146
1,200	Heiwa Real Estate Co., Ltd.	23,147
3,426	Helical Bar plc	14,764
711	Hembla AB*	13,753
4,837	Hemfosa Fastigheter AB	42,452
15,551	Henderson Land Development Co., Ltd.	98,848
223	Hiag Immobilien AG	29,352
37,840	HKR International, Ltd.	22,192
9,400	Ho Bee Land, Ltd.	17,492
18,500	Hong Fok Corp., Ltd.	12,642
11,500	Hongkong Land Holdings, Ltd.	81,855
2,896	Hufvudstaden AB	50,265
3,000	Hulic Co., Ltd.	29,485
11,000	Hysan Development Co., Ltd.	58,922
6,500	Ichigo, Inc.	22,373
1,650	IMMOFINANZ AG	40,965
9,306	Industrial Buildings Corp., Ltd.*	15,093
52	Intershop Holdings AG	26,535
2,000	Invesque, Inc.	14,320
1,400	Keihanshin Building Co., Ltd.	13,698
13,300	Kenedix, Inc.	66,684
24,725	Kerry Properties, Ltd.	110,394
21,647	Klovern AB^	29,695
26,000	Kowloon Development Co., Ltd.	32,473
7,162	Kungsleden AB	57,023
11,400	Lai Sun Development Co., Ltd.	19,235

Shares		Fair Value
Common Stocks, continued
Real Estate Management & Development, continued
112,800	Landing International Development, Ltd.*	$32,206
1,358	LEG Immobilien AG	166,707
9,489	Lend Lease Group	83,576
14,300	Leopalace21 Corp.	28,711
8,000	Liu Chong Hing Investment, Ltd.	14,145
4,644	LSL Property Services plc	16,338
578	Melisron, Ltd.	29,437
59,000	Mingfa Group International Co., Ltd.*	423
10,900	Mitsubishi Estate Co., Ltd.	198,003
4,100	Mitsui Fudosan Co., Ltd.	103,320
247	Mobimo Holding AG, Registered Shares	62,170
200	Morguard Corp.	29,749
112,351	New World Development Co., Ltd.	186,330
2,193	Nexity SA	107,029
800	Nippon Commercial Development Co., Ltd.	10,790
1,700	Nisshin Fudosan Co.	7,132
3,200	Nomura Real Estate Holdings, Inc.	61,565
4,837	Nyfosa AB*	29,004
1,200	Open House Co., Ltd.	41,300
17,900	Oue, Ltd.	22,476
48,000	Oxley Holdings, Ltd.	11,001
1,449	Patrizia Immobilien AG	32,211
94	Plazza AG	22,754
2,600	Polytec Asset Holdings, Ltd.	338
31,000	Prospect Co., Ltd.	5,036
1,314	PSP Swiss Property AG	142,820
700	Raysum Co., Ltd.	6,453
2,300	Relo Holdings, Inc.	64,924
2,615	S Immo AG	53,410
1,200	SAMTY Co., Ltd.	16,323
10,241	Savills plc	120,806
7,103	Servcorp, Ltd.	13,415
2,600	Shinoken Group Co., Ltd.	17,649
100,800	Sinarmas Land, Ltd.	17,898
54,825	Sino Land Co., Ltd.	106,010
5,000	Soundwill Holdings, Ltd.	7,643
10,929	St. Modwen Properties plc	56,540
1,000	Sumitomo Realty & Development Co., Ltd.	41,502
1,493	Summit Real Estate Holdings, Ltd.	13,245
1,800	Sun Frontier Fudousan Co., Ltd.	19,306
13,921	Sun Hung Kai Properties, Ltd.	238,857
10,646	Swire Pacific, Ltd., Class A	137,126
17,500	Swire Pacific, Ltd., Class B	34,999
5,800	Swire Properties, Ltd.	24,954
2,643	Swiss Prime Site AG	231,730
3,756	Tag Immobilien AG	92,709
4,200	Takara Leben Co., Ltd.	13,088
3,359	Tlg Immobilien AG	101,101
4,500	Toc Co., Ltd.	31,190
6,400	Tokyo Tatemono Co., Ltd.	78,696
26,300	Tokyu Fudosan Holdings Corp.	157,701
2,400	Tosei Corp.	21,782
5,276	Tricon Capital Group, Inc.	45,447
6,860	U & I Group plc	16,723
213	UBM Development AG	8,650
22,100	United Engineers, Ltd.	41,118
1,200	Unizo Holdings Co., Ltd.	22,911
13,100	UOL Group, Ltd.	67,452
9,918	Urban & Civic plc	35,272
6,654	Villa World, Ltd.	10,492
2,129	Vonovia SE	110,344

See accompanying notes to the schedules of portfolio investments.

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

March 31, 2019 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Real Estate Management & Development, continued
4,128	Wallenstam AB	$41,684
18,324	Wharf Holdings, Ltd. (The)	55,318
10,000	Wharf Real Estate Investment Co., Ltd.	74,454
12,829	Wheelock & Co., Ltd.	94,146
4,678	Wihlborgs Fastigheter AB	63,814
20,700	Wing Tai Holdings, Ltd.	31,021
17	Zug Estates Holding AG	29,373

		7,943,139

Road & Rail (1.4%):
43,226	Aurizon Holdings, Ltd.	139,988
5,353	Canadian National Railway Co.	478,987
883	Canadian Pacific Railway, Ltd.	181,924
600	Central Japan Railway Co.	139,458
1,200	Chilled & Frozen Logistics Holdings Co., Ltd.	13,446
44,100	ComfortDelGro Corp., Ltd.	83,841
3,352	DSV A/S	277,435
1,400	East Japan Railway Co.	135,419
8,727	Europcar Groupe SA(a)	70,905
79,447	FirstGroup plc*	94,088
300	Fukuyama Transporting Co., Ltd.	11,572
4,083	Go-Ahead Group plc	104,397
1,000	Hamakyorex Co., Ltd.	38,438
3,000	Hankyu Hanshin Holdings, Inc.	112,758
2,200	Hitachi Transport System, Ltd.	65,273
1,100	Ichinen Holdings Co., Ltd.	11,460
206	Jungfraubahn Holding AG, Registered Shares	29,389
2,500	Keihin Electric Express Railway Co., Ltd.	42,538
700	Keio Corp.	45,307
900	Keisei Electric Railway Co., Ltd.	32,749
1,500	Kintetsu Corp.	69,981
400	Maruzen Showa Unyu Co., Ltd.	10,856
9,330	MTR Corp., Ltd.	57,839
2,700	Nagoya Railroad Co., Ltd.	74,933
2,400	Nankai Electric Railway Co., Ltd.	66,308
29,502	National Express Group plc	156,232
1,100	Nippon Express Co., Ltd.	61,303
3,300	Nippon Konpo Unyu Soko Co., Ltd.	78,222
2,100	Nishi-Nippon Railroad Co., Ltd.	50,938
5,199	Nobina AB(a)	33,462
8,429	Northgate plc	41,037
2,800	Odakyu Electric Railway Co., Ltd.	68,005
13,948	Redde plc	21,670
500	Sakai Moving Service Co., Ltd.	31,714
2,300	Sankyu, Inc.	112,465
4,000	Seino Holdings Co., Ltd.	53,392
11,100	Senko Co., Ltd.	92,274
823	Sixt Leasing Se	9,709
1,209	Sixt SE	126,184
1,659	Sixt SE	112,951
2,000	Sotetsu Holdings, Inc.	61,668
31,768	Stagecoach Group plc	63,554
278	Stef S.A.	26,320
6,961	Tfi International, Inc.	205,621
2,000	Tobu Railway Co., Ltd.	57,844
1,800	Tokyu Corp.	31,500
300	Tonami Holdings Co., Ltd.	17,084
3,772	Tourism Holdings, Ltd.	12,184
600	Trancom Co., Ltd.	35,325
20,000	Transport International Holdings, Ltd.	60,383
700	West Japan Railway Co.	52,846

		4,063,176

Shares		Fair Value
Common Stocks, continued
Semiconductors & Semiconductor Equipment (0.9%):
2,600	Advantest Corp.	$60,751
31,300	Aem Holdings, Ltd.	26,691
1,000	Aixtron SE*	8,993
2,386	ASM International NV	129,576
14,619	ASM Pacific Technology, Ltd.	163,326
2,787	ASML Holding NV, NYS	524,096
4,404	BE Semiconductor Industries NV	117,427
3,163	Dialog Semiconductor plc*	96,480
500	Disco Corp.	71,521
839	Elmos Semiconductor AG	18,337
2,300	Ferrotec Corp.	23,103
438	First Sensor AG	10,081
17,569	Infineon Technologies AG	348,509
2,200	Japan Material Co., Ltd.	27,069
800	Lasertec Corp.	33,631
1,200	Megachips Corp.	18,521
1,090	Melexis NV	66,025
3,100	Micronics Japan Co., Ltd.	20,640
1,700	Mitsui High-Tec, Inc.	15,557
167,251	Rec Silicon ASA*	12,912
12,100	Renesas Electronics Corp.*	56,360
1,100	ROHM Co., Ltd.	68,980
1,600	Sanken Electric Co., Ltd.	29,839
2,300	Screen Holdings Co., Ltd.	92,987
700	Shibaura Mechatronics Corp.	21,716
300	Shindengen Electric Manufacturing Co., Ltd.	11,099
4,800	Shinko Electric Industries Co., Ltd.	36,937
992	Siltronic AG	87,529
285	SMA Solar Technology AG	5,837
474	Soitec*	38,912
8,416	STMicroelectronics NV	124,537
3,600	SUMCO Corp.	40,335
900	Tokyo Electron, Ltd.	130,523
1,400	Tokyo Seimitsu Co., Ltd.	35,773
2,300	Towa Corp.	14,125
2,312	Tower Semiconductor, Ltd.*	38,287
140	U-Blox AG	10,649
2,400	Ulvac, Inc.	69,748
51,000	UMS Holdings, Ltd.	27,417
2,000	Yamaichi Electronics Co., Ltd.	19,750

		2,754,586

Software (1.0%):
1,800	Access Co., Ltd.	16,182
4,557	Altium, Ltd.	105,236
1,917	Aveva Group plc	80,740
3,461	Bittium OYJ	25,678
14,854	BlackBerry, Ltd.*	149,741
6,852	Bravura Solutions, Ltd.	26,672
1,100	Computer Engineering & Consulting, Ltd.	20,614
301	Constellation Software, Inc.	255,113
700	Cresco, Ltd.	21,110
460	Dassault Systemes SA	68,582
1,064	Descartes Systems Group, Inc.*	38,708
1,200	Enghouse Systems, Ltd.	30,480
500	Fuji Soft, Inc.	19,868
1,400	Fukui Computer Holdings, Inc.	26,169
1,403	Gemalto NV*	80,224
900	Gunosy, Inc.*	19,503
13,353	Hansen Technology, Ltd.	27,613
916	Hilan, Ltd.	24,963
4,400	Infomart Corp.	53,755
13,965	Infomedia, Ltd.	15,157
6,854	IRESS, Ltd.	63,899

See accompanying notes to the schedules of portfolio investments.

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

March 31, 2019 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Software, continued
9,063	Isentia Group, Ltd.*	$1,324
400	Kinaxis, Inc.*	23,341
1,361	Lectra	32,900
172	Linedata Services	5,460
1,195	Magic Software Enterprises, Ltd.	10,253
9,927	Micro Focus International plc, ADR	256,017
16,397	Myob Group, Ltd.	38,832
695	Nemetschek Se	118,504
546	NICE Systems, Ltd.*	66,584
3,485	Open Text Corp.	133,929
700	Oracle Corp.	47,092
2,053	Rib Software Se	33,824
16,033	Sage Group plc	146,526
2,059	SAP AG	237,874
2,800	Scala, Inc.	23,693
2,151	SimCorp A/S	207,844
998	Software AG	33,753
500	SRA Holdings	11,170
2,800	Systena Corp.	30,502
8,525	Technology One, Ltd.	48,566
1,257	Temenos Group AG	185,655
1,300	Trend Micro, Inc.	63,455
8,732	Vista Group International, Ltd.	29,023

		2,956,128

Specialty Retail (1.3%):
400	ABC-Mart, Inc.	23,840
16,866	Accent Group, Ltd.	17,273
10,400	Adairs, Ltd.	12,797
2,400	Adastria Co., Ltd.	53,481
900	Alpen Co., Ltd.	13,906
26,593	AMA Group, Ltd.	20,606
2,600	Aoki Holdings, Inc.	27,282
2,200	Aoyama Trading Co., Ltd.	50,131
1,900	Arcland Sakamoto Co., Ltd.	25,776
700	Autobacs Seven Co., Ltd.	11,642
1,813	Autocanada, Inc.	14,477
11,649	Automotive Holdings Group, Ltd.	14,527
19,633	Bca Marketplace plc	50,551
4,300	BIC Camera, Inc.	45,267
6,038	Bilia AB, Class A	51,577
3,245	Byggmax Group AB	10,671
30,561	Card Factory PLC	71,848
3,919	Ceconomy AG*	20,838
800	Chiyoda Co., Ltd.	12,895
18,000	Chow Sang Sang Holdings International, Ltd.	27,974
31,200	Chow Tai Fook Jewellery Group, Ltd.	31,573
2,205	Clas Ohlson AB^	16,967
4,700	DCM Holdings Co., Ltd.	43,835
57,797	Dixons Carphone plc	110,559
1,884	Dufry AG, Registered Shares	198,239
5,850	Dunelm Group plc	66,272
4,900	Edion Corp.	42,813
230,000	Emperor Watch & Jewellery, Ltd.	8,052
77,300	Esprit Holdings, Ltd.*	16,641
400	Fast Retailing Co., Ltd.	188,338
104	Fenix Outdoor International AG	10,721
665	Fielmann AG	45,859
2,300	Geo Holdings Corp.	31,990
130,000	Giordano International, Ltd.	63,097
1,946	Grandvision BV(a)	42,148
878	Groupe FNAC SA*	65,625
13,359	Halfords Group plc	40,401
5,546	Hennes & Mauritz AB, Class B	92,500
300	Hikari Tsushin, Inc.	56,910
2,200	Honeys Holdings Co., Ltd.	21,966

Shares		Fair Value
Common Stocks, continued
Specialty Retail, continued
483	Hornbach Baumarkt AG	$8,623
721	Hornbach Holding AG & Co. KGaA	36,144
22,000	I.T, Ltd.	10,178
5,100	Idom, Inc.	14,861
4,686	Industria de Diseno Textil SA	137,792
7,909	JB Hi-Fi, Ltd.	140,425
27,079	JD Sports Fashion plc	177,682
700	Jin Co., Ltd.	37,835
1,500	Joshin Denki Co., Ltd.	34,707
3,370	KappAhl AB	6,130
8,824	Kathmandu Holdings, Ltd.	13,473
1,700	Keiyo Co., Ltd.	7,613
71,499	Kingfisher plc	218,801
900	Kohnan Shoji Co., Ltd.	22,348
5,100	Kojima Co., Ltd.*	27,392
1,600	Komeri Co., Ltd.	39,290
6,600	K’s Holding Corp.	58,575
2,366	Leon’s Furniture, Ltd.	25,445
300	Lixil Viva Corp.	3,810
25,750	L’occitane International SA	47,760
19,046	Lookers plc	25,112
20,000	Luk Fook Holdings International, Ltd.	67,385
2,347	Matas A/S	23,213
1,681	Mekonomen AB	11,737
2,955	Mobilezone Holding AG	29,662
3,966	Nick Scali, Ltd.	15,984
1,900	Nishimatsuya Chain Co., Ltd.	15,985
400	Nitori Co., Ltd.	51,770
2,300	Nojima Corp.	41,906
40,000	Oriental Watch Holdings	11,988
700	Pal Group Holdings Co., Ltd.	19,049
76,677	Pendragon plc	27,940
19,618	Pets At Home Group plc	40,525
3,511	Premier Investments, Ltd.	40,631
58,000	SA SA International Holdings, Ltd.	19,815
1,300	Shimachu Co., Ltd.	33,885
800	Shimamura Co., Ltd.	67,772
2,900	Sleep Country Canada Holdings, Inc.(a)	41,172
9,000	Sports Direct International*	34,262
8,650	Super Retail Group, Ltd.	49,373
3,968	Supergroup plc	28,336
900	T-Gaia Corp.	14,966
1,300	United Arrows, Ltd.	45,279
2,400	USS Co., Ltd.	44,664
240	Valora Holding AG	66,269
8,200	VT Holdings Co., Ltd.	31,001
4,080	WHSmith plc	112,917
700	Xebio Holdings Co., Ltd.	7,722
1,990	XXL ASA(a)	6,579
10,200	Yamada Denki Co., Ltd.	50,343
800	Yellow Hat, Ltd.	10,547

		3,928,538

Technology Hardware, Storage & Peripherals (0.6%):
6,400	Brother Industries, Ltd.	118,764
7,800	Canon, Inc.	226,691
400	EIZO Corp.	15,937
900	Elecom Co., Ltd.	27,783
2,200	Fujifilm Holdings Corp.	100,255
1,300	Fujitsu Frontech, Ltd.	11,927
1,900	Hitachi Maxell, Ltd.	27,013
14,600	Konica Minolta Holdings, Inc.	144,024
6,508	Logitech International SA	256,025
4,900	Mcj Co., Ltd.	35,909
5,200	NEC Corp.	176,798

See accompanying notes to the schedules of portfolio investments.

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

March 31, 2019 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Technology Hardware, Storage & Peripherals, continued
1,935	Neopost	$46,327
1,300	Noritsu Koki Co., Ltd.	29,124
13,100	Ricoh Co., Ltd.	137,362
600	Roland Dg Corp.	12,653
2,197	S&T AG	54,979
7,600	Seiko Epson Corp.	116,618
1,800	Toshiba Tec Corp.	50,090
4,400	Wacom Co., Ltd.	18,637
315	Wincor Nixdorf AG	20,953

		1,627,869

Textiles, Apparel & Luxury Goods (1.5%):
936	Adidas AG	227,366
1,537	Aritzia, Inc.*	20,429
1,500	Asics Corp.	20,171
1,700	Atsugi Co., Ltd.	14,834
287	Bijou Brigitte AG	14,320
1,383	Brunello Cucinelli SpA	47,564
6,313	Burberry Group plc	161,207
408	Canada Goose Holdings, Inc.*	19,592
3,580	Compagnie Financiere Richemont SA	261,227
485	Delta-Galil Industries, Ltd.	14,933
800	Descente, Ltd.	21,011
829	Fox Wizel, Ltd.	25,442
900	Fujibo Holdings, Inc.	21,445
2,382	Gildan Activewear, Inc.	85,681
280,000	Global Brands Group Holdings, Ltd.	3,817
900	Gunze, Ltd.	36,501
189	Hermes International SA	124,889
2,775	Hugo Boss AG	189,418
465	IC Group A/S	2,758
2,800	Japan Wool Textile Co., Ltd. (The)	23,927
420	Kering	241,511
1,500	Komatsu Seiren Co., Ltd	10,988
700	Kurabo Industries, Ltd.	12,865
399,238	Li & Fung, Ltd.	71,706
2,443	LVMH Moet Hennessy Louis Vuitton SA	900,813
5,170	Moncler SpA	208,943
3,560	New Wave Group AB	23,302
5,000	Onward Holdings Co., Ltd.	26,473
9,893	Ovs SpA*(a)	18,162
44,000	Pacific Textiles Holdings, Ltd.	39,571
2,465	Pandora A/S	115,539
6,400	Prada SpA	19,037
99	Puma SE	57,415
1,469	Salvatore Ferragamo Italia SpA	31,519
73,200	Samsonite International SA(a)	234,504
500	Sanyo Shokai, Ltd.	7,811
1,800	Seiko Holdings Corp.	42,927
2,500	Seiren Co., Ltd.	37,034
28,000	Stella International Holdings, Ltd.	42,089
167	Swatch Group AG (The), Class B	47,881
953	Swatch Group AG (The), Registered Shares	52,830
1,909	Ted Baker plc	38,780
60,000	Texwinca Holdings, Ltd.	22,471
404	Tod’s SpA	18,719
3,200	Tsi Holdings Co., Ltd.	18,383
5,500	Unitika, Ltd.*	21,223
2,000	Wacoal Holdings Corp.	49,796
45,514	Yue Yuen Industrial Holdings, Ltd.	156,541

		3,905,365

Shares		Fair Value
Common Stocks, continued
Thrifts & Mortgage Finance (0.3%):
2,831	Aareal Bank AG	$87,254
7,720	Deutsche Pfandbriefbank AG(a)	94,561
615	Equitable Group, Inc.	29,793
1,100	Firm Capital Mortgage Investment Corp.	10,949
2,026	Genworth MI Canada, Inc.	61,392
16,190	Genworth Mortgage Insurance AU	27,499
3,512	Home Capital Group, Inc.*	41,396
3,730	MyState, Ltd.	11,498
15,593	Onesavings Bank plc	78,086
14,878	Paragon Group of Cos. plc (The)	84,493
3,600	Timbercreek Financial Corp.	25,272

		552,193

Tobacco (0.6%):
24,850	British American Tobacco plc	1,036,560
8,782	Imperial Tobacco Group plc, Class A	300,856
5,700	Japan Tobacco, Inc.	141,610
3,118	Scandinavian Tobacco Group A/S(a)	38,897
2,105	Swedish Match AB, Class B	107,220

		1,625,143

Trading Companies & Distributors (1.6%):
2,637	AddTech AB, Class B	54,768
1,000	Alconix Corp.	10,377
14,372	Ashtead Group plc	347,140
1,271	B&b Tools AB	14,577
653	BayWa AG	18,570
2,337	Beijer Ref AB	37,615
12,500	BOC Aviation, Ltd.(a)	101,987
537	Bossard Holding AG	82,655
5,520	Brenntag AG	284,095
4,067	Bunzl plc	134,160
4,000	CanWel Building Materials Group, Ltd.	15,507
70,000	China Strategic Holdings, Ltd.*	687
3,143	Cramo OYJ	61,835
400	Daiichi Jitsugyo Co., Ltd.	11,576
8,787	Diploma plc	167,164
3,513	Ferguson plc	224,155
1,100	Finning International, Inc.	19,560
6,615	Grafton Group plc	69,757
1,700	Hanwa Co., Ltd.	47,601
32,140	Howden Joinery Group plc	203,579
1,598	Imcd Group NV	121,696
900	Inaba Denki Sangyo Co., Ltd.	34,904
1,800	Inabata & Co., Ltd.	24,557
3,231	Indutrade AB	92,019
10,600	Itochu Corp.	192,394
2,600	Iwatani Corp.	83,563
616	Jacquet Metal Service	10,304
800	Jalux, Inc.	18,283
500	Japan Pulp & Paper Co., Ltd.	18,814
700	Kamei Corp.	7,481
900	Kanaden Corp.	9,610
1,700	Kanamoto Co., Ltd.	42,208
4,800	Kanematsu Corp.	55,058
5,365	Kloeckner & Co. SE	39,441
14,200	Marubeni Corp.	98,658
1,100	Mitani Corp.	56,170
13,700	Mitsubishi Corp.	381,818
16,800	Mitsui & Co., Ltd.	261,328
1,271	Momentum Group AB, Class B	12,749
1,800	MonotaRo Co., Ltd.	40,168
2,600	Nagase & Co., Ltd.	37,428
600	Nichiden Corp.	8,553
1,100	Nippon Steel & Sumikin Bussan	44,776
1,200	Nishio Rent All Co., Ltd.	34,683

See accompanying notes to the schedules of portfolio investments.

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

March 31, 2019 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Trading Companies & Distributors, continued
700	Onoken Co., Ltd.	$9,833
7,777	Ramirent OYJ	47,873
4,501	Reece, Ltd.	31,567
14,913	Rexel SA	168,333
3,492	Richelieu Hardware, Ltd.	61,911
2,804	Russel Metals, Inc.	49,377
693	Scope Metals Group, Ltd.	18,396
600	Senshu Electric Co., Ltd.	14,717
4,146	Seven Group Holdings, Ltd.	51,946
22,285	SIG plc	41,311
21,100	Sojitz Corp.	74,565
409	Solar A/S	17,458
17,864	Speedy Hire plc	12,606
3,300	SRG Takamiya Co., Ltd.	20,225
10,200	Sumitomo Corp.	141,513
600	Tomoe Engineering Co., Ltd.	13,266
2,572	Toromont Industries, Ltd.	131,372
2,100	Toyota Tsushu Corp.	68,543
13,568	Travis Perkins plc	243,011
1,000	Trusco Nakayama Corp.	27,767
800	Wajax Corp.	10,010
2,700	Wakita & Co., Ltd.	27,029
3,800	Yamazen Corp.	40,187
800	Yuasa Trading Co., Ltd.	22,651

		4,979,495

Transportation Infrastructure (0.8%):
833	Aena SA(a)	150,021
496	Aeroports de Paris	95,951
6,220	Atlantia SpA	161,373
12,050	Atlas Arteria, Ltd.	61,917
10,655	Auckland International Airport, Ltd.	59,119
21,398	BBA Aviation plc	69,412
4,570	Enav SpA(a)	24,916
788	Flughafen Zuerich AG	143,901
1,452	Fraport AG	111,155
3,270	Groupe Eurotunnel SA	49,611
2,440	Hamburger Hafen und Logistik AG	55,773
182,200	Hutchison Port Holdings Trust	42,874
4,263	James Fisher & Sons plc	109,700
400	Japan Airport Terminal Co., Ltd.	16,970
1,500	Kamigumi Co., Ltd.	34,795
2,100	Mitsubishi Logistics Corp.	58,691
400	Nissin Corp.	6,704
55,275	Qube Holdings, Ltd.	110,000
15,500	SATS, Ltd.	58,578
1,641	SIAS SpA	28,439
3,800	Sumitomo Warehouse Co., Ltd. (The)	48,026
9,817	Sydney Airport	51,847
10,962	Transurban Group	102,816
2,729	Westshore Terminals Investment Corp.	40,888

		1,693,477

Water Utilities (0.1%):
15,034	Pennon Group plc	145,631
5,341	Severn Trent plc	137,622
45,000	Siic Environment Holdings, Ltd.	11,125
11,516	United Utilities Group plc	122,346

		416,724

Wireless Telecommunication Services (1.0%):
3,670	Cellcom Israel, Ltd.*	13,314
1,292	Drillisch AG	45,918
7,390	Freenet AG	158,691
88,000	Hutchison Telecommunications Holdings, Ltd.	37,469
27,900	KDDI Corp.	601,929

Shares		Fair Value
Common Stocks, continued
Wireless Telecommunication Services, continued
3,522	Millicom International Cellular SA, SDR	$213,654
2,104	Mobistar SA	45,344
10,600	NTT DoCoMo, Inc.	235,120
1,000	Okinawa Cellular Telephone Co.	31,827
5,106	Partner Communications Co.*	19,523
1,708	Rogers Communications, Inc., Class B	91,925
35,000	Smartone Telecommunications Ho	38,057
4,700	SoftBank Group Corp.	458,172
21,800	StarHub, Ltd.	24,005
11,993	Tele2 AB	159,569
322,083	Vodafone Group plc	586,729

		2,761,246

Total Common Stocks (Cost $268,300,188)		271,624,804

Preferred Stocks (0.4%):
Automobiles (0.4%):
1,600	Bayerische Motoren Werke AG (BMW), 6.47%, 5/8/20	105,158
2,667	Porsche Automobil Holding SE, 3.41%, 6/26/20	167,349
4,515	Volkswagen AG, 2.85%, 5/7/20	710,531

		983,038

Household Products (0.0%†):
425	Henkel AG & Co. KGaA, 1.88%, 4/3/20	43,367

Total Preferred Stocks (Cost $1,307,187)		1,026,405

Warrant (0.0%†):
Energy Equipment & Services (0.0%†):
64,038	Ezion Holdings, Ltd.	—

Total Warrant (Cost $–)		—

Rights (0.0%†):
Media (0.0%†):
10,671	Promotora de Informaciones SA, Expires on 4/08/19*	838

Metals & Mining (0.0%†):
9,084	Tahoe Resources, Inc. - CVR, Expires on 12/31/49*	1,795
5,574	Tahoe Resources, Inc. - CVR, Expires on 12/31/49*	1,098

		2,893

Multi-Utilities (0.0%†):
11,623	Keppel Infrastructure Trust, Expires on 4/05/19*	206

Professional Services (0.0%†):
2,780	AF Poyry AB, Expires on 4/15/19*	5,682

Total Rights (Cost $–)		9,619

See accompanying notes to the schedules of portfolio investments.

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

March 31, 2019 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Short-Term Securities Held as Collateral for Securities on Loan (0.6%):
Miscellaneous Investments (0.6%)
1,691,878	Short-Term Investments(c)	1,691,878

Total Short-Term Securities Held as Collateral for Securities on Loan (Cost $1,691,878)		1,691,878

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Unaffiliated Investment Company (0.1%):
297,040	Dreyfus Treasury Securities Cash Management Fund, Institutional Shares, 2.27%(d)	$297,040

Total Unaffiliated Investment Company (Cost $297,040)		297,040

Total Investment Securities (Cost $271,596,293) - 99.6%		274,649,746
Net other assets (liabilities) - 0.4%		1,159,255

Net Assets - 100.0%		$275,809,001

Percentages indicated are based on net assets as of March 31, 2019.

ADR	-	American Depositary Receipt
CVR	-	Contingency Valued Rights
NYS	-	New York Shares
SDR	-	Swedish Depository Receipt

*	Non-income producing security.
^	This security or a partial position of this security was on loan as of March 31, 2019. The total value of securities on loan as of March 31, 2019, was $1,580,101.
(a)

Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors. The sub-adviser has deemed these securities to be liquid based on procedures approved by the Board of Trustees.

(b)

Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors. The sub-adviser has deemed these securities to be illiquid based on procedures approved by the Board of Trustees. As of March 31, 2019, these securities represent 0.01% of the net assets of the fund.

(c)

Represents various short-term investments purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before March 31, 2019.

(d)	The rate represents the effective yield at March 31, 2019.
†	Represents less than 0.05%.

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investments as of March 31, 2019:

Country	Percentage
Australia	6.3%
Austria	0.6%
Belgium	1.2%
Bermuda	0.1%
Cambodia	— %†
Canada	8.8%
Cayman Islands	— %†
China	0.1%
Colombia	— %†
Denmark	1.7%
Egypt	— %†
European Community	— %†
Faroe Islands	— %†
Finland	1.7%
France	7.6%
Germany	7.3%
Hong Kong	2.8%
India	— %†
Indonesia	— %†
Ireland (Republic of)	1.1%
Isle of Man	0.1%
Israel	0.7%
IT	— %†
Italy	2.7%
Japan	22.4%
Jersey	— %†
Liechtenstein	— %†
Luxembourg	0.5%
Macau	— %†
Malta	— %†
Mexico	— %†
Monaco	— %†
Netherlands	3.1%
New Zealand	0.4%
Norway	0.9%
Peru	— %†
Portugal	0.2%
Russian Federation	— %†
Singapore	1.1%
Spain	2.5%
Sweden	2.7%
Switzerland	6.8%
United Arab Emirates	— %†
United Kingdom	15.6%
United States	1.0%

100.0%

†	Represents less than 0.05%.

See accompanying notes to the schedules of portfolio investments.

AZL DFA U.S. Core Equity Fund

Schedule of Portfolio Investments

March 31, 2019 (Unaudited)

Shares		Fair Value
Common Stocks (99.9%):
Aerospace & Defense (2.4%):
2,766	AAR Corp.	$89,923
3,216	Aerojet Rocketdyne Holdings, Inc.*^	114,264
1,163	AeroVironment, Inc.*	79,561
7,585	Arconic, Inc.	144,949
712	Astronics Corp.*	23,297
415	Astronics Corp., Class B*	13,475
1,481	Axon Enterprise, Inc.*	80,581
7,209	Boeing Co. (The)	2,749,656
3,571	BWX Technologies, Inc.	177,050
685	CPI Aerostructures, Inc.*	4,453
1,202	Cubic Corp.^	67,600
2,238	Curtiss-Wright Corp.	253,655
625	Ducommun, Inc.*	27,200
4,139	General Dynamics Corp.	700,650
3,011	Harris Corp.	480,887
1,287	HEICO Corp.	122,098
2,107	HEICO Corp., Class A	177,114
3,915	Hexcel Corp.	270,761
1,376	Huntington Ingalls Industries, Inc.	285,107
4,471	Kratos Defense & Security Solutions, Inc.*^	69,882
1,421	L3 Technologies, Inc.	293,252
3,841	Lockheed Martin Corp.	1,152,915
2,078	Mercury Computer Systems, Inc.*	133,158
1,808	Moog, Inc., Class A	157,206
343	National Presto Industries, Inc.	37,233
2,707	Northrop Grumman Corp.	729,807
4,443	Raytheon Co.	808,981
2,910	Spirit AeroSystems Holdings, Inc., Class A	266,352
597	Teledyne Technologies, Inc.*	141,495
7,277	Textron, Inc.	368,653
2,316	The KEYW Holding Corp.*	19,964
1,212	TransDigm Group, Inc.*	550,236
2,979	Triumph Group, Inc.^	56,780
10,925	United Technologies Corp.	1,408,123
741	Vectrus, Inc.*	19,703
6,897	WESCO Aircraft Holdings, Inc.*^	60,625

		12,136,646

Air Freight & Logistics (0.8%):
4,941	Air Transport Services Group, Inc.*	113,890
1,400	Atlas Air Worldwide Holdings, Inc.*	70,784
4,457	C.H. Robinson Worldwide, Inc.^	387,714
1,026	Echo Global Logistics, Inc.*	25,424
4,728	Expeditors International of Washington, Inc.	358,855
5,100	FedEx Corp.	925,191
1,779	Forward Air Corp.	115,155
1,993	Hub Group, Inc., Class A*	81,414
3,266	Radiant Logistics, Inc.*	20,576
13,551	United Parcel Service, Inc., Class B	1,514,190
5,560	XPO Logistics, Inc.*	298,794

		3,911,987

Airlines (0.7%):
5,917	Alaska Air Group, Inc.	332,062
998	Allegiant Travel Co.^	129,211
6,467	American Airlines Group, Inc.	205,392
1,537	Copa Holdings SA, Class A	123,898
14,580	Delta Air Lines, Inc.	753,057
4,108	Hawaiian Holdings, Inc.	107,835
14,231	JetBlue Airways Corp.*	232,819
2,917	SkyWest, Inc.	158,364
12,742	Southwest Airlines Co.	661,437
4,475	Spirit Airlines, Inc.*	236,549
11,261	United Continental Holdings, Inc.*	898,402

		3,839,026

Shares		Fair Value
Common Stocks, continued
Auto Components (0.7%):
1,838	Adient plc^	$23,820
5,496	American Axle & Manufacturing Holdings, Inc.*	78,648
5,936	Aptiv plc	471,853
3,249	Autoliv, Inc.^	238,899
6,472	BorgWarner, Inc.	248,589
3,911	Cooper Tire & Rubber Co.	116,900
1,256	Cooper-Standard Holding, Inc.*	58,982
10,930	Dana Holding Corp.	193,898
2,123	Delphi Technologies plc	40,889
1,595	Dorman Products, Inc.*^	140,504
1,874	Fox Factory Holding Corp.*	130,974
1,259	Garrett Motion, Inc.*	18,545
14,974	Gentex Corp.	309,661
2,720	Gentherm, Inc.*	100,259
12,827	Goodyear Tire & Rubber Co.	232,810
1,365	Horizon Global Corp.*	2,648
1,483	LCI Industries	113,924
2,972	Lear Corp.	403,329
3,637	Modine Manufacturing Co.*	50,445
1,190	Motorcar Parts of America, Inc.*^	22,455
1,436	Standard Motor Products, Inc.	70,508
1,582	Stoneridge, Inc.*	45,657
275	Strattec Security Corp.	8,080
3,917	Tenneco, Inc.	86,801
1,187	Tower International, Inc.	24,963
3,249	Veoneer, Inc.*	74,305
2,073	Visteon Corp.*	139,617
1,621	VOXX International Corp.*^	7,489

		3,455,452

Automobiles (0.5%):
68,205	Ford Motor Co.	598,840
29,647	General Motors Co.	1,099,903
7,220	Harley-Davidson, Inc.	257,465
429	Tesla Motors, Inc.*^	120,060
3,270	Thor Industries, Inc.	203,950
1,652	Winnebago Industries, Inc.^	51,460

		2,331,678

Banks (6.0%):
1,278	1st Source Corp.	57,395
504	ACNB Corp.	18,648
954	Allegiance Bancshares, Inc.*	32,169
661	American National Bankshares, Inc.	23,082
587	American River Bankshares	7,631
2,615	Ameris Bancorp	89,825
704	Ames National Corp.	19,297
931	Arrow Financial Corp.	30,621
5,524	Associated Banc-Corp.	117,937
1,160	Atlantic Capital Bancshares, Inc.*	20,683
2,876	Banc of California, Inc.	39,804
1,939	BancFirst Corp.	101,119
2,831	Bancorp, Inc. (The)*	22,874
2,523	BancorpSouth Bank^	71,199
114,320	Bank of America Corp.	3,154,088
899	Bank of Commerce Holdings	9,484
1,889	Bank of Hawaii Corp.^	148,985
902	Bank of Marin Bancorp	36,702
3,400	Bank of Nt Butterfield & Son, Ltd. (The)	121,992
4,810	Bank OZK	139,394
2,950	BankUnited, Inc.	98,530
2,031	Banner Corp.	110,019

See accompanying notes to the schedules of portfolio investments.

AZL DFA U.S. Core Equity Fund

Schedule of Portfolio Investments

March 31, 2019 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Banks, continued
1,189	Bar Harbor Bankshares	$30,759
7,791	BB&T Corp.	362,515
842	BCB Bancorp, Inc.	11,283
3,234	Berkshire Hills Bancorp, Inc.	88,094
1,112	Blue Hills BanCorp, Inc.	26,577
1,780	BOK Financial Corp.	145,159
5,245	Boston Private Financial Holdings, Inc.	57,485
668	Bridge Bancorp, Inc.	19,572
5,107	Brookline Bancorp, Inc.	73,541
1,162	Bryn Mawr Bank Corp.	41,983
74	C&F Financial Corp.	3,744
7,075	Cadence Bancorp	131,241
843	Camden National Corp.	35,170
1,309	Capital City Bank Group, Inc.	28,510
1,092	Carolina Financial Corp.	37,772
3,399	Cathay General Bancorp	115,260
1,225	Cbtx, Inc.	39,776
4,369	Centerstate Banks, Inc.	104,026
2,402	Central Pacific Financial Corp.	69,274
933	Central Valley Community Bancorp	18,240
273	Century Bancorp, Inc.	19,929
2,990	Chemical Financial Corp.	123,068
377	Chemung Financial Corp.	17,693
2,299	CIT Group, Inc.	110,283
26,999	Citigroup, Inc.	1,679,878
943	Citizens & Northern Corp.	23,613
5,861	Citizens Financial Group, Inc.	190,483
552	Citizens Holding Co.	12,448
904	City Holding Co.^	68,876
938	Civista Bancshares, Inc.	20,477
735	CNB Financial Corp.	18,573
81	Codorus Valley Bancorp, Inc.	1,729
56	Colony Bankcorp, Inc.	958
3,826	Columbia Banking System, Inc.	125,072
2,543	Comerica, Inc.	186,453
3,083	Commerce Bancshares, Inc.	178,999
1,393	Community Bank System, Inc.^	83,260
1,325	Community Trust Bancorp, Inc.	54,405
2,266	ConnectOne Bancorp, Inc.	44,640
1,451	Cullen/Frost Bankers, Inc.^	140,849
2,643	Customers Bancorp, Inc.*	48,393
5,350	CVB Financial Corp.	112,618
408	DNB Financial Corp.	15,410
1,882	Eagle Bancorp, Inc.*	94,476
4,316	East West Bancorp, Inc.	207,039
1,229	Enterprise Financial Services Corp.	50,106
682	Equity Bancshares, Inc.*	19,642
312	Evans Bancorp, Inc.	11,123
13,238	F.N.B. Corp.	140,323
1,329	Farmers National Banc Corp.	18,327
1,542	FB Financial Corp.	48,974
1,636	Fidelity Southern Corp.	44,810
15,628	Fifth Third Bancorp	394,138
1,053	Financial Institutions, Inc.	28,621
2,206	First Bancorp	76,681
16,004	First Bancorp	183,406
814	First Bancorp, Inc.	20,285
611	First Bancshares, Inc. (The)	18,880
2,931	First Busey Corp.	71,516
664	First Business Financial Services, Inc.	13,293
492	First Citizens BancShares, Inc., Class A	200,342
5,424	First Commonwealth Financial Corp.	68,342
1,419	First Community Bankshares	47,026

Shares		Fair Value
Common Stocks, continued
Banks, continued
5,037	First Financial Bancorp	$121,190
2,266	First Financial Bankshares, Inc.	130,929
420	First Financial Corp.	17,640
733	First Financial Northwest, Inc.	11,545
1,996	First Foundation, Inc.	27,086
1,512	First Hawaiian, Inc.	39,388
11,600	First Horizon National Corp.^	162,168
1,244	First Interstate BancSystem, Class A	49,536
2,451	First Merchants Corp.	90,319
660	First Mid-Illinois Bancshares, Inc.	21,991
4,022	First Midwest Bancorp, Inc.	82,290
1,573	First of Long Island Corp. (The)	34,496
2,517	First Republic Bank	252,858
2,253	Flushing Financial Corp.	49,408
322	Franklin Financial Network, Inc.	9,341
5,044	Fulton Financial Corp.	78,081
1,315	German American Bancorp, Inc.	38,661
3,017	Glacier Bancorp, Inc.	120,891
1,035	Great Southern Bancorp, Inc.	53,717
3,353	Great Western Bancorp, Inc.	105,921
4,107	Hancock Holding Co.	165,923
2,408	Hanmi Financial Corp.	51,218
40	Hawthorn Bancshares, Inc.	930
1,853	Heartland Financial USA, Inc.	79,030
3,063	Heritage Financial Corp.	92,319
2,010	Hertiage Commerce Corp.	24,321
5,680	Hilltop Holdings, Inc.	103,660
4,922	Home Bancshares, Inc.	86,480
1,540	Hometrust Bancshares, Inc.	38,808
6,189	Hope BanCorp, Inc.	80,952
2,112	Horizon Bancorp	33,982
17,399	Huntington Bancshares, Inc.^	220,619
1,730	IBERIABANK Corp.	124,058
673	Independent Bank Corp.	54,520
855	Independent Bank Corp.	18,383
2,071	Independent Bank Group, Inc.	106,222
3,359	International Bancshares Corp.	127,743
10,187	Investors Bancorp, Inc.	120,716
47,264	JPMorgan Chase & Co.	4,784,534
9,622	KeyCorp	151,547
2,859	Lakeland Bancorp, Inc.	42,685
1,656	Lakeland Financial Corp.	74,884
478	Landmark Bancorp, Inc.	10,903
712	LCNB Corp.	12,211
2,409	LegacyTexas Financial Group, Inc.	90,073
2,207	Live Oak Bancshares, Inc.^	32,244
2,041	M&T Bank Corp.	320,478
2,571	Macatawa Bank Corp.	25,556
1,869	MBT Financial Corp.	18,727
1,293	Mercantile Bank Corp.	42,307
2,295	Midland States BanCorp, Inc.	55,218
638	MidWestone Financial Group, Inc.	17,386
570	MutualFirst Financial, Inc.	17,083
1,805	National Bank Holdings Corp.	60,034
514	National Bankshares, Inc.	22,025
806	National Commerce Corp.*	31,603
2,353	NBT Bancorp, Inc.	84,732
373	Nicolet Bankshares, Inc.*	22,231
510	Northrim Bancorp, Inc.	17,554
511	Norwood Financial Corp.	15,759
3,309	OFG Bancorp	65,485
440	Ohio Valley Banc Corp.	15,906
819	Old Line Bancshares, Inc.	20,418
7,959	Old National Bancorp^	130,528
2,225	Old Second Bancorp, Inc.	28,013
1,951	Opus Bank	38,630

See accompanying notes to the schedules of portfolio investments.

AZL DFA U.S. Core Equity Fund

Schedule of Portfolio Investments

March 31, 2019 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Banks, continued
638	Orrstown Financial Services, Inc.	$11,860
1,205	Pacific Mercantile Bancorp*	9,182
3,086	Pacific Premier Bancorp, Inc.	81,872
2,447	PacWest Bancorp	92,032
784	Park National Corp.^	74,284
1,165	Peapack-Gladstone Financial Corp.	30,546
364	Penns Woods Bancorp, Inc.	14,960
608	Peoples Bancorp of NC	16,173
1,361	Peoples Bancorp, Inc.	42,150
7,396	People’s United Financial, Inc.^	121,590
749	People’s Utah BanCorp	19,751
2,297	Pinnacle Financial Partners, Inc.	125,646
5,024	PNC Financial Services Group, Inc.	616,244
3,717	Popular, Inc.	193,767
878	Preferred Bank Los Angeles	39,484
945	Premier Financial Bancorp, Inc.	14,846
2,332	Prosperity Bancshares, Inc.^	161,048
606	QCR Holdings, Inc.	20,556
487	Rbb BanCorp^	9,156
17,681	Regions Financial Corp.	250,186
3,357	Renasant Co.	113,634
1,417	Republic Bancorp, Inc., Class A	63,368
2,423	S & T Bancorp, Inc.^	95,781
148	Salisbury Bancorp, Inc.	6,098
1,838	Sandy Spring Bancorp, Inc.	57,493
1,879	Seacoast Banking Corp.*	49,512
1,252	Select Bancorp, Inc.*	14,235
3,029	ServisFirst Bancshares, Inc.^	102,259
1,113	Shore Bancshares, Inc.	16,595
1,028	Sierra Bancorp	24,980
933	Signature Bank	119,489
4,534	Simmons First National Corp., Class A	110,992
1,131	South State Corp.	77,293
2,003	Southern National Bancorp	29,344
2,264	Southside Bancshares, Inc.	75,233
9,153	Sterling Bancorp	170,520
1,432	Stock Yards Bancorp, Inc.	48,416
557	Summit Financial Group, Inc.	14,766
4,384	SunTrust Banks, Inc.	259,752
1,716	SVB Financial Group*	381,570
7,705	Synovus Financial Corp.	264,744
8,535	TCF Financial Corp.	176,589
1,633	Texas Capital Bancshares, Inc.*	89,145
1,121	Tompkins Financial Corp.	85,274
3,776	TowneBank	93,456
1,726	TriCo Bancshares	67,815
2,154	Tristate Capital Holdings, Inc.*	44,006
1,501	Triumph BanCorp, Inc.*	44,114
3,028	Trustmark Corp.^	101,832
98	Two River Bancorp	1,553
20,825	U.S. Bancorp	1,003,557
2,075	UMB Financial Corp.	132,883
6,312	Umpqua Holdings Corp.	104,148
4,019	Union Bankshares Corp.	129,934
4,048	United Bankshares, Inc.^	146,700
4,642	United Community Banks, Inc.	115,725
1,190	United Security Bancshares	12,614
42	Unity Bancorp, Inc.	793
1,914	Univest Corp.	46,816
8,196	Valley National Bancorp^	78,518
3,881	Veritex Holdings, Inc.	93,998
1,113	Washington Trust Bancorp	53,591
2,517	Webster Financial Corp.^	127,536
63,160	Wells Fargo & Co.	3,051,890
3,156	WesBanco, Inc.	125,451

Shares		Fair Value
Common Stocks, continued
Banks, continued
1,062	West Bancorp	$21,962
1,687	Westamerica Bancorp^	104,257
4,770	Western Alliance Bancorp*	195,761
2,102	Wintrust Financial Corp.	141,528
2,669	Zions Bancorp	121,199

		30,777,062

Beverages (1.5%):
466	Boston Beer Co., Inc. (The), Class A*^	137,344
1,635	Brown-Forman Corp., Class A	83,663
5,493	Brown-Forman Corp., Class B^	289,921
545	Coca-Cola Bottling Co. Consolidated	156,867
61,061	Coca-Cola Co. (The)	2,861,318
1,620	Constellation Brands, Inc., Class C	284,035
787	Craft Brewers Alliance, Inc.*	11,002
5,609	Keurig Dr Pepper, Inc.^	156,884
615	MGP Ingredients, Inc.	47,447
3,243	Molson Coors Brewing Co., Class B	193,445
5,703	Monster Beverage Corp.*	311,270
1,132	National Beverage Corp.	65,350
25,827	PepsiCo, Inc.	3,165,099
876	Primo Water Corp.*^	13,543

		7,777,188

Biotechnology (2.2%):
18,988	AbbVie, Inc.	1,530,243
3,743	Achillion Pharmaceuticals, Inc.*	11,079
3,866	Acorda Therapeutics, Inc.*^	51,379
436	Agios Pharmaceuticals, Inc.*^	29,404
1,589	Alder Biopharmaceuticals, Inc.*	21,690
1,794	Alexion Pharmaceuticals, Inc.*	242,513
1,012	Alkermes plc*	36,928
1,387	Alnylam Pharmaceuticals, Inc.*	129,615
2,354	AMAG Pharmaceuticals, Inc.*	30,320
11,115	Amgen, Inc.	2,111,629
955	Anaptysbio, Inc.*	69,763
1,084	Aptevo Therapeutics, Inc.*	976
2,151	Arena Pharmaceuticals, Inc.*	96,429
2,288	Array BioPharma, Inc.*	55,781
1,907	Atara Biotherapeutics, Inc.*	75,803
2,471	Audentes Therapeutics, Inc.*	96,418
3,327	Biogen Idec, Inc.*	786,436
1,108	BioMarin Pharmaceutical, Inc.*	98,424
506	Bluebird Bio, Inc.*	79,609
14,276	Celgene Corp.*	1,346,798
356	Clovis Oncology, Inc.*	8,836
718	Concert Pharmaceuticals, Inc.*	8,666
1,545	Deciphera Pharmaceuticals, Inc.*^	35,859
233	Eagle Pharmaceuticals, Inc.*	11,764
1,249	Emergent Biosolutions, Inc.*	63,099
1,013	Enanta Pharmaceuticals, Inc.*	96,762
785	Exact Sciences Corp.*^	67,997
6,986	Exelixis, Inc.*	166,267
544	Fibrogen, Inc.*	29,566
2,400	Five Prime Therapeutics, Inc.*	32,160
1,432	G1 Therapeutics, Inc.*	23,771
20,851	Gilead Sciences, Inc.	1,355,524
1,929	Global Blood Therapeutics, Inc.*^	102,102
779	Glycomimetics Industries*^	9,706
2,000	Halozyme Therapeutics, Inc.*	32,200
966	Incyte Corp.*	83,086
1,821	Insmed, Inc.*^	52,936
2,177	Intellia Therapeutics, Inc.*	37,183
945	Ionis Pharmaceuticals, Inc.*	76,706
2,043	Iovance Biotherapeutics, Inc.*	19,429
1,605	Karyopharm Therapeutics, Inc.*	9,373
1,263	Kura Oncology, Inc.*^	20,953

See accompanying notes to the schedules of portfolio investments.

AZL DFA U.S. Core Equity Fund

Schedule of Portfolio Investments

March 31, 2019 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Biotechnology, continued
526	Ligand Pharmaceuticals, Inc., Class B*	$66,123
1,449	Macrogenics, Inc.*	26,053
2,391	Mimedx Group, Inc.*^	8,392
4,868	Momenta Pharmaceuticals, Inc.*	70,732
3,689	Myriad Genetics, Inc.*^	122,475
1,067	Neurocrine Biosciences, Inc.*	94,003
1,522	ObsEva SA*	19,466
10,235	OPKO Health, Inc.*^	26,713
9,565	PDL BioPharma, Inc.*^	35,582
1,720	Prothena Corp. plc*	20,864
1,098	Regeneron Pharmaceuticals, Inc.*	450,861
1,384	Regenxbio, Inc.*	79,317
1,271	Repligen Corp.*	75,091
1,882	Retrophin, Inc.*	42,590
1,053	Rhythm Pharmaceuticals, Inc.*^	28,863
6,888	Sanagamo Therapeutics, Inc.*^	65,712
1,210	Seattle Genetics, Inc.*	88,620
1,381	Spark Therapeutics, Inc.*	157,268
2,797	United Therapeutics Corp.*	328,284
2,321	Vanda Pharmaceuticals, Inc.*	42,706
841	Vertex Pharmaceuticals, Inc.*	154,702
2,446	Xencor, Inc.*	75,973

		11,325,572

Building Products (0.8%):
3,264	A.O. Smith Corp.	174,036
3,058	AAON, Inc.^	141,218
2,557	Advanced Drainage Systems, Inc.	65,894
2,889	Allegion plc	262,061
1,083	American Woodmark Corp.*	89,488
1,885	Apogee Enterprises, Inc.^	70,669
1,778	Armstrong Flooring, Inc.*	24,181
2,457	Armstrong World Industries, Inc.	195,135
7,785	Builders FirstSource, Inc.*	103,852
2,571	Continental Building Products, Inc.*	63,735
889	Csw Industrials, Inc.*	50,931
4,434	Fortune Brands Home & Security, Inc.	211,103
1,576	Gibraltar Industries, Inc.*	64,001
2,893	Griffon Corp.	53,463
1,209	Insteel Industries, Inc.	25,292
5,686	Jeld-Wen Holding, Inc.*	100,415
7,904	Johnson Controls International plc	291,974
1,070	Lennox International, Inc.^	282,908
6,980	Masco Corp.	274,384
1,451	Masonite International Corp.*	72,390
3,362	NCI Building Systems, Inc.*	20,710
5,086	Owens Corning, Inc.	239,652
1,648	Patrick Industries, Inc.*	74,687
3,615	PGT, Inc.*	50,068
1,925	Quanex Building Products Corp.	30,588
2,098	Resideo Technologies, Inc.*	40,470
2,112	Simpson Manufacturing Co., Inc.	125,178
2,288	Trex Co., Inc.*	140,758
3,399	Universal Forest Products, Inc.	101,596
7,225	USG Corp.	312,843

		3,753,680

Capital Markets (2.5%):
1,453	Affiliated Managers Group, Inc.	155,631
2,626	Ameriprise Financial, Inc.	336,391
1,834	Ares Management Corp., Class A	42,567
2,502	Artisan Partners Asset Management, Inc., Class A	62,975
10,685	Bank of New York Mellon Corp. (The)	538,845
14,937	BGC Partners, Inc., Class A	79,315

Shares		Fair Value
Common Stocks, continued
Capital Markets, continued
1,312	BlackRock, Inc., Class A	$560,710
2,377	Blucora, Inc.*	79,344
3,965	BrightSphere Investment Group plc	53,765
1,779	CBOE Holdings, Inc.	169,788
11,820	Charles Schwab Corp. (The)	505,423
2,686	CME Group, Inc.	442,062
2,934	Cohen & Steers, Inc.^	124,020
190	Diamond Hill Investment Group	26,600
2,917	Donnelley Financial Solutions, Inc.*	43,405
5,873	E*TRADE Financial Corp.	272,683
3,982	Eaton Vance Corp.^	160,514
1,120	FactSet Research Systems, Inc.^	278,062
6,954	Federated Investors, Inc., Class B^	203,822
5,534	Franklin Resources, Inc.^	183,397
3,237	Gain Capital Holdings, Inc.^	20,328
388	GAMCO Investors, Inc., Class A	7,954
4,352	Goldman Sachs Group, Inc. (The)	835,541
1,743	Greenhill & Co., Inc.	37,492
211	Hennessy Advisors, Inc.	1,952
1,166	Houlihan Lokey, Inc.	53,461
5,199	Interactive Brokers Group, Inc., Class A^	269,724
4,301	Intercontinental Exchange, Inc.	327,478
597	INTL FCStone, Inc.*	23,140
13,284	Invesco, Ltd.^	256,514
4,134	Janus Henderson Group plc^	103,268
10,552	Ladenburg Thalmann Financial Services, Inc.	29,862
3,497	Lazard, Ltd., Class A	126,382
2,912	Legg Mason, Inc.	79,701
6,569	LPL Financial Holdings, Inc.	457,531
937	MarketAxess Holdings, Inc.	230,577
1,429	Moelis & Co., Class A	59,461
2,716	Moody’s Corp.	491,840
18,789	Morgan Stanley	792,897
2,060	Morningstar, Inc.	259,539
2,261	MSCI, Inc., Class A	449,577
5,365	NASDAQ OMX Group, Inc. (The)^	469,384
3,367	Northern Trust Corp.	304,410
1,024	Oppenheimer Holdings, Class A	26,644
784	Piper Jaffray Cos., Inc.	57,099
940	PJT Partners, Inc.	39,292
1,113	Pzena Investment Management, Inc.	9,004
4,478	Raymond James Financial, Inc.	360,076
4,766	S&P Global, Inc.	1,003,482
3,335	SEI Investments Co.	174,254
660	Silvercrest Asset Management Group, Inc., Class A	9,405
2,672	State Street Corp.	175,844
2,637	Stifel Financial Corp.	139,128
4,497	T. Rowe Price Group, Inc.	450,240
2,299	TD Ameritrade Holding Corp.	114,927
1,429	Virtu Financial, Inc.^	33,939
438	Virtus Investment Partners, Inc.	42,727
5,362	Waddell & Reed Financial, Inc., Class A^	92,709
425	Westwood Holdings, Inc.	14,990
7,874	WisdomTree Investments, Inc.^	55,590

		12,806,682

Chemicals (2.3%):
2,746	AdvanSix, Inc.*	78,453
1,955	Air Products & Chemicals, Inc.	373,327
2,344	Albemarle Corp.	192,161
1,157	American Vanguard Corp.	19,924
2,194	Ashland Global Holdings, Inc.	171,417
3,752	Axalta Coating Systems, Ltd.*	94,588

See accompanying notes to the schedules of portfolio investments.

AZL DFA U.S. Core Equity Fund

Schedule of Portfolio Investments

March 31, 2019 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Chemicals, continued
1,138	Balchem Corp.	$105,606
2,532	Cabot Corp.	105,407
3,943	Celanese Corp., Series A	388,819
4,613	CF Industries Holdings, Inc.	188,579
733	Chase Corp.	67,832
4,033	Chemours Co. (The)	149,866
578	Core Molding Technologies, Inc.	4,266
24,644	DowDuPont, Inc.	1,313,771
6,030	Eastman Chemical Co.	457,556
3,888	Ecolab, Inc.	686,387
14,316	Element Solutions, Inc.*	144,592
5,990	Ferro Corp.*	113,391
2,310	FMC Corp.	177,454
3,222	Futurefuel Corp.	43,175
3,313	GCP Applied Technologies, Inc.*	98,065
1,438	H.B. Fuller Co.	69,944
9,602	Huntsman Corp.	215,949
2,062	Ingevity Corp.*	217,768
1,620	Innophos Holdings, Inc.	48,827
1,433	Innospec, Inc.	119,441
1,701	International Flavor & Fragrances, Inc.^	219,072
14,982	Intrepid Potash, Inc.*	56,782
783	Koppers Holdings, Inc.*	20,342
2,348	Kraton Performance Polymers, Inc.*	75,559
4,741	Kronos Worldwide, Inc.^	66,469
5,473	Linde plc	962,864
2,160	Livent Corp.*	26,525
1,233	LSB Industries, Inc.*^	7,694
7,315	LyondellBasell Industries NV, Class A	615,045
1,816	Minerals Technologies, Inc.	106,763
5,492	Mosaic Co. (The)	149,987
703	NewMarket Corp.	304,793
7,103	Olin Corp.^	164,363
2,346	Omnova Solutions, Inc.*	16,469
5,368	PolyOne Corp.	157,336
4,717	PPG Industries, Inc.	532,408
1,630	PQ Group Holdings, Inc.*	24,727
368	Quaker Chemical Corp.	73,721
3,631	Rayonier Advanced Materials, Inc.	49,236
3,781	RPM International, Inc.	219,449
2,072	Scotts Miracle-Gro Co. (The)^	162,818
1,975	Sensient Technologies Corp.^	133,885
1,420	Sherwin Williams Co.	611,608
1,689	Stepan Co.	147,821
1,627	Trecora Resources*	14,789
1,070	Tredegar Corp.	17,270
3,102	Trinseo SA	140,521
4,906	Tronox Holdings plc	64,514
6,023	Valvoline, Inc.	111,787
3,026	W.R. Grace & Co.	236,149
1,636	Westlake Chemical Corp.	111,019

		11,248,350

Commercial Services & Supplies (1.1%):
3,793	ABM Industries, Inc.	137,876
9,093	ACCO Brands Corp.	77,836
3,173	Advanced Disposal Services, Inc.*	88,844
4,271	ARC Document Solutions, Inc.*	9,524
2,684	Brady Corp., Class A	124,564
2,036	Brink’s Co. (The)	153,535
1,886	Casella Waste Systems, Inc.*	67,066
2,003	CECO Environmental Corp.*	14,422
1,412	Cimpress NV*	113,144
2,280	Cintas Corp.	460,810
5,206	Civeo Corp.*	10,933

Shares		Fair Value
Common Stocks, continued
Commercial Services & Supplies, continued
3,191	Clean Harbors, Inc.*	$228,252
5,859	Copart, Inc.*	354,997
7,746	Covanta Holding Corp.^	134,083
3,160	Deluxe Corp.	138,155
1,613	Ennis, Inc.	33,486
2,148	Healthcare Services Group, Inc.	70,863
1,042	Heritage-Crystal Clean, Inc.*	28,603
3,470	Herman Miller, Inc.	122,075
2,671	HNI Corp.	96,931
4,002	Interface, Inc.	61,311
5,118	KAR Auction Services, Inc.	262,605
2,829	Kimball International, Inc., Class B	40,002
3,654	Knoll, Inc.	69,097
1,417	LSC Communications, Inc.	9,253
1,875	Matthews International Corp., Class A	69,281
2,011	McGrath Rentcorp	113,762
2,762	Mobile Mini, Inc.	93,742
1,035	MSA Safety, Inc.	107,019
1,003	Multi-Color Corp.	50,040
1,552	NL Industries, Inc.*	6,022
1,763	PICO Holdings, Inc.*	17,454
8,238	Pitney Bowes, Inc.	56,595
2,606	Quad Graphics, Inc.	31,011
6,273	Republic Services, Inc., Class A	504,223
6,606	Rollins, Inc.^	274,942
2,114	RR Donnelley & Sons Co.	9,978
1,467	SP Plus Corp.*	50,054
5,403	Steelcase, Inc., Class A	78,614
1,563	Stericycle, Inc.*^	85,058
1,534	Team, Inc.*	26,845
2,396	Tetra Tech, Inc.	142,778
542	UniFirst Corp.	83,197
1,141	US Ecology, Inc.	63,873
1,003	Viad Corp.	56,459
824	Vse Corp.	26,022
9,161	Waste Management, Inc.	951,919

		5,807,155

Communications Equipment (1.3%):
1,772	Acacia Communications, Inc.*	101,624
2,109	ADTRAN, Inc.	28,893
752	Applied Optoelectronics, Inc.*	9,174
976	Arista Networks, Inc.*	306,913
8,194	ARRIS International plc*	259,012
1,829	CalAmp Corp.*	23,009
2,202	Calix, Inc.*	16,955
4,939	Ciena Corp.*	184,422
53,008	Cisco Systems, Inc.	2,861,903
6,102	CommScope Holding Co., Inc.*	132,596
316	Communications Systems, Inc.	837
1,822	Comtech Telecommunications Corp.	42,307
1,262	Digi International, Inc.*	15,990
1,548	EchoStar Corp., Class A*	56,425
1,189	EMCORE Corp.*	4,340
1,678	F5 Networks, Inc.*	263,329
5,961	Finisar Corp.*	138,116
7,060	Harmonic, Inc.*	38,265
11,833	Infinera Corp.*	51,355
1,691	InterDigital, Inc.	111,572
7,807	Juniper Networks, Inc.	206,651
909	KVH Industries, Inc.*	9,263
1,533	Lumentum Holdings, Inc.*	86,676
3,350	Motorola Solutions, Inc.	470,408
2,444	NETGEAR, Inc.*	80,945
3,156	NetScout Systems, Inc.*	88,589
360	Palo Alto Networks, Inc.*^	87,437

See accompanying notes to the schedules of portfolio investments.

AZL DFA U.S. Core Equity Fund

Schedule of Portfolio Investments

March 31, 2019 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Communications Equipment, continued
1,949	Plantronics, Inc.	$89,868
591	Quantenna Communications, Inc.*	14,379
3,679	Ribbon Communications, Inc.*	18,947
2,348	Ubiquiti Networks, Inc.	351,519
2,004	ViaSat, Inc.*	155,310
8,628	Viavi Solutions, Inc.*	106,815

		6,413,844

Construction & Engineering (0.4%):
5,468	Aecom Technology Corp.*^	162,236
800	Aegion Corp.*	14,056
2,172	Ameresco, Inc., Class A*	35,143
1,719	Arcosa, Inc.	52,515
1,245	Argan, Inc.	62,188
2,132	Comfort Systems USA, Inc.	111,695
2,025	Dycom Industries, Inc.*	93,029
2,804	EMCOR Group, Inc.	204,917
2,848	Fluor Corp.	104,806
2,377	Granite Construction, Inc.	102,568
5,343	Great Lakes Dredge & Dock Co.*	47,606
1,221	IES Holdings, Inc.*^	21,697
2,447	Jacobs Engineering Group, Inc.	183,990
8,226	KBR, Inc.	157,034
3,504	MasTec, Inc.*	168,542
1,578	MYR Group, Inc.*	54,646
574	NV5 Holdings, Inc.*	34,073
2,101	Orion Marine Group, Inc.*	6,135
4,194	Primoris Services Corp.	86,732
5,039	Quanta Services, Inc.	190,172
2,791	Tutor Perini Corp.*	47,782
928	Valmont Industries, Inc.	120,733
1,311	Williams Industrial Services Group, Inc.*	3,120
7,458	Willscot Corp.*	82,709

		2,148,124

Construction Materials (0.2%):
1,483	Eagle Materials, Inc., Class A	125,017
1,291	Martin Marietta Materials, Inc.	259,724
6,520	Summit Materials, Inc., Class A*	103,472
1,308	U.S. Concrete, Inc.*	54,177
353	U.S. Lime & Minerals, Inc.	27,223
2,021	Vulcan Materials Co.	239,287

		808,900

Consumer Finance (1.0%):
13,560	Ally Financial, Inc.	372,764
11,666	American Express Co.	1,275,095
144	Asta Funding, Inc.*	672
6,037	Capital One Financial Corp.	493,163
1,912	Consumer Portfolio Services, Inc.*	6,673
600	Credit Acceptance Corp.*	271,158
9,534	Discover Financial Services	678,440
2,110	Encore Capital Group, Inc.*^	57,455
1,910	Enova International, Inc.*	43,586
3,948	EZCORP, Inc., Class A*^	36,795
1,945	Firstcash, Inc.	168,243
1,425	Green Dot Corp., Class A*	86,426
27,156	LendingClub Corp.*	83,912
14,392	Navient Corp.	166,515
2,128	Nelnet, Inc., Class A	117,189
750	Nicholas Financial, Inc.*	6,750
5,999	Onemain Holdings, Inc.	190,468
2,661	PRA Group, Inc.*^	71,341
960	Regional Mgmt Corp.*	23,443
10,164	Santander Consumer USA Holdings, Inc.	214,765
22,527	SLM Corp.	223,243

Shares		Fair Value
Common Stocks, continued
Consumer Finance, continued
16,752	Synchrony Financial	$534,389
505	World Acceptance Corp.*^	59,151

		5,181,636

Containers & Packaging (0.8%):
2,903	AptarGroup, Inc.^	308,850
2,738	Avery Dennison Corp.	309,394
8,374	Ball Corp.	484,519
4,255	Bemis Co., Inc.	236,067
4,116	Berry Global Group, Inc.*	221,729
5,242	Crown Holdings, Inc.*	286,056
19,204	Graphic Packaging Holding Co.	242,547
1,930	Greif, Inc., Class A	79,613
1,110	Greif, Inc., Class B	54,268
8,729	International Paper Co.	403,891
2,608	Myers Industries, Inc.	44,623
9,463	Owens-Illinois, Inc.	179,608
3,330	Packaging Corp. of America	330,935
3,591	Sealed Air Corp.	165,401
7,248	Silgan Holdings, Inc.	214,758
5,379	Sonoco Products Co.	330,970
538	UFP Technologies, Inc.*	20,121
4,190	WestRock Co.	160,687

		4,074,037

Distributors (0.2%):
2,074	Core Markt Holdngs Co., Inc.	77,008
4,308	Genuine Parts Co.	482,624
9,671	LKQ Corp.*	274,463
1,711	Pool Corp.	282,264
811	Weyco Group, Inc.	25,109

		1,141,468

Diversified Consumer Services (0.4%):
1,744	Adtalem Global Education, Inc.*	80,782
1,304	American Public Education, Inc.*	39,276
2,817	Bright Horizons Family Solutions, Inc.*	358,070
5,222	Career Education Corp.*	86,267
1,464	Carriage Services, Inc.	28,182
467	Chegg, Inc.*	17,802
506	Collectors Universe, Inc.	8,865
1,726	Frontdoor, Inc.*	59,409
185	Graham Holdings Co., Class B	126,388
2,291	Grand Canyon Education, Inc.*	262,343
8,744	H&R Block, Inc.^	209,331
8,803	Houghton Mifflin Harcourt Co.*	63,998
2,988	K12, Inc.*	101,980
3,406	Laureate Education, Inc.*	50,988
482	Liberty Tax, Inc.	4,767
1,309	Regis Corp.*	25,748
6,510	Service Corp. International^	261,377
3,452	ServiceMaster Global Holdings, Inc.*	161,208
2,193	Sotheby’s*^	82,786
1,225	Strategic Education, Inc.	160,855
1,696	Universal Technical Institute, Inc.*	5,783
1,419	Weight Watchers International, Inc.*	28,593

		2,224,798

Diversified Financial Services (1.0%):
24,317	Berkshire Hathaway, Inc., Class B*	4,885,042
3,604	Cannae Holdings, Inc.*	87,433
6,246	Jefferies Financial Group, Inc.	117,362
827	Marlin Business Services, Inc.	17,781
4,869	On Deck Capital, Inc.*	26,390
2,777	Voya Financial, Inc.	138,739

		5,272,747

See accompanying notes to the schedules of portfolio investments.

AZL DFA U.S. Core Equity Fund

Schedule of Portfolio Investments

March 31, 2019 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Diversified Telecommunication Services (1.8%):
118,263	AT&T, Inc.	$3,708,728
1,019	ATN International, Inc.	57,461
33,697	CenturyLink, Inc.^	404,027
3,035	Cincinnati Bell, Inc.*	28,954
2,223	Cogent Communications Group, Inc.	120,598
4,558	Consolidated Communications Holdings, Inc.	49,728
1,573	Frontier Communications Corp.*^	3,130
1,994	IDT Corp.	13,240
2,626	Intelsat S.A.*^	41,123
5,557	Iridium Communications, Inc.*	146,927
4,045	Orbcomm, Inc.*	27,425
398	Pdvwireless, Inc.*^	13,994
75,120	Verizon Communications, Inc.	4,441,845
9,821	Vonage Holdings Corp.*	98,603
7,609	Zayo Group Holdings, Inc.*	216,248

		9,372,031

Electric Utilities (1.5%):
1,218	ALLETE, Inc.	100,156
4,190	Alliant Energy Corp.	197,475
5,589	American Electric Power Co., Inc.	468,079
1,163	Avangrid, Inc.^	58,557
8,111	Duke Energy Corp.	729,990
4,082	Edison International	252,757
1,593	El Paso Electric Co.	93,700
2,217	Entergy Corp.	212,012
6,010	Evergy, Inc.	348,881
4,208	Eversource Energy	298,558
14,171	Exelon Corp.	710,392
9,633	FirstEnergy Corp.	400,829
1,272	Genie Energy, Ltd., Class B^	10,812
4,681	Hawaiian Electric Industries, Inc.	190,844
2,156	IDA Corp., Inc.	214,608
1,626	MGE Energy, Inc.	110,519
5,567	NextEra Energy, Inc.	1,076,213
4,707	OGE Energy Corp.	202,966
1,672	Otter Tail Power Co.	83,299
6,161	PG&E Corp.*	109,666
2,368	Pinnacle West Capital Corp.	226,333
3,355	PNM Resources, Inc.	158,826
3,421	Portland General Electric Co.	177,345
11,330	PPL Corp.	359,614
10,893	Southern Co. (The)	562,950
7,949	Xcel Energy, Inc.	446,813

		7,802,194

Electrical Equipment (0.8%):
908	Acuity Brands, Inc.	108,969
926	Allied Motion Technologies, Inc.	31,836
4,662	AMETEK, Inc.	386,806
2,063	Atkore International Group, Inc.*	44,416
1,175	AZZ, Inc.	48,093
5,801	Babcock & Wilcox Enterprises, Inc.*	2,385
5,686	Eaton Corp. plc	458,064
10,332	Emerson Electric Co.	707,433
1,159	Encore Wire Corp.	66,318
2,195	EnerSys	143,026
3,665	Generac Holdings, Inc.*	187,758
2,129	Hubbell, Inc.	251,179
1,831	LSI Industries, Inc.	4,816
5,836	nVent Electric plc	157,455
606	Powell Industries, Inc.	16,089
415	Power Solutions International, Inc.*	3,108
400	Preformed Line Products Co.	21,236
2,269	Regal-Beloit Corp.	185,763
2,440	Rockwell Automation, Inc.	428,123
5,452	Sensata Technologies Holding plc*	245,449

Shares		Fair Value
Common Stocks, continued
Electrical Equipment, continued
8,913	Sunrun, Inc.*	$125,317
1,298	Thermon Group Holdings, Inc.*	31,814
1,704	Tpi Composites, Inc.*^	48,768

		3,704,221

Electronic Equipment, Instruments & Components (1.4%):
5,250	Amphenol Corp., Class A	495,811
1,693	Anixter International, Inc.*	94,994
2,582	Arlo Technologies, Inc.*	10,664
2,934	Arrow Electronics, Inc.*	226,094
3,685	Avnet, Inc.	159,818
6,994	AVX Corp.	121,276
1,734	Badger Meter, Inc.	96,480
550	Bel Fuse, Inc., Class B	13,904
2,425	Belden, Inc.	130,223
3,078	Benchmark Electronics, Inc.	80,798
4,776	CDW Corp.	460,264
2,459	Cognex Corp.^	125,065
687	Coherent, Inc.*^	97,362
1,318	Control4 Corp.*	22,314
11,758	Corning, Inc.	389,190
1,576	CTS Corp.	46,287
1,747	CUI Global, Inc.*	2,061
2,838	Daktronics, Inc.^	21,143
1,977	Dolby Laboratories, Inc., Class A	124,492
876	ePlus, Inc.*	77,561
2,177	Fabrinet*	113,988
1,007	FARO Technologies, Inc.*	44,217
10,405	Fitbit, Inc., Class A*	61,598
25,202	Flextronics International, Ltd.*	252,020
2,876	FLIR Systems, Inc.	136,840
640	Frequency Electronics, Inc.*	7,584
3,548	II-VI, Inc.*	132,128
1,676	Insight Enterprises, Inc.*	92,281
1,107	IPG Photonics Corp.*	168,020
1,749	Itron, Inc.*	81,591
10,243	Jabil, Inc.	272,361
3,410	KEMET Corp.^	57,868
2,507	Keysight Technologies, Inc.*	218,610
1,603	Kimball Electronics, Inc.*	24,830
5,037	Knowles Corp.*	88,802
725	Littlelfuse, Inc.	132,298
2,290	Methode Electronics, Inc., Class A	65,906
915	MTS Systems Corp.	49,831
1,715	National Instruments Corp.	76,077
1,955	Novanta, Inc.*	165,647
894	OSI Systems, Inc.*	78,314
953	Park Electrochemical Corp.	14,962
1,445	PC Connection, Inc.	52,988
1,087	PCM, Inc.*	39,817
1,291	Plexus Corp.*	78,686
993	Rogers Corp.*	157,768
4,140	Sanmina Corp.*	119,439
1,757	ScanSource, Inc.*	62,936
2,401	SYNNEX Corp.	229,031
5,693	TE Connectivity, Ltd.	459,709
494	TE Connectivity, Ltd.	39,891
1,453	Tech Data Corp.*	148,802
2,596	Trimble Navigation, Ltd.*	104,878
6,321	TTM Technologies, Inc.*	74,145
7,620	Vishay Intertechnology, Inc.^	140,741
1,868	Zebra Technologies Corp., Class A*	391,402

		7,231,807

Energy Equipment & Services (0.7%):
2,515	Apergy Corp.*	103,266
7,479	Archrock, Inc.	73,145

See accompanying notes to the schedules of portfolio investments.

AZL DFA U.S. Core Equity Fund

Schedule of Portfolio Investments

March 31, 2019 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Energy Equipment & Services, continued
3,651	Baker Hughes, a GE Co.	$101,206
3,019	Bristow Group, Inc.*^	3,351
3,800	C&J Energy Services, Inc.*	58,976
1,913	Core Laboratories NV	131,863
10,172	Diamond Offshore Drilling, Inc.*^	106,704
2,169	Dril-Quip, Inc.*	99,449
21,694	Ensco plc, Class A, ADR	85,257
1,558	Era Group, Inc.*	17,979
2,010	Exterran Corp.*	33,869
6,125	Forum Energy Technologies, Inc.*	31,299
13,037	Frank’s International NV*	80,960
760	Geospace Technologies Corp.*	9,834
1,086	Gulf Island Fabrication, Inc.*	9,959
5,991	Halliburton Co.	175,535
7,826	Helix Energy Solutions Group, Inc.*	61,904
2,127	Helmerich & Payne, Inc.	118,176
6,510	Keane Group, Inc.*	70,894
892	KLX Energy Services Holdings, Inc.*	22,425
1,436	Mammoth Energy Services, Inc.	23,909
1,750	Matrix Service Co.*	34,265
6,284	McDermott International, Inc.*^	46,753
17,995	Nabors Industries, Ltd.	61,903
6,124	National-Oilwell Varco, Inc.	163,143
935	Natural Gas Services Group*	16,185
4,799	Newpark Resources, Inc.*	43,959
12,057	Noble Corp. plc*	34,604
4,818	Oceaneering International, Inc.*	75,980
3,066	Oil States International, Inc.*^	51,999
6,531	Patterson-UTI Energy, Inc.	91,565
3,744	Pioneer Energy Services Corp.*	6,627
6,172	Propetro Holding Corp.*	139,117
5,837	Rowan Cos. plc, Class A*	62,981
4,475	RPC, Inc.^	51,060
10,044	Schlumberger, Ltd.	437,617
1,291	SEACOR Holdings, Inc.*	54,583
493	SEACOR Marine Holdings, Inc.*^	6,562
3,974	Select Energy Services, Inc.*^	47,767
6,258	Superior Energy Services, Inc.*	29,225
7,361	Technipfmc plc	173,131
4,086	TETRA Technologies, Inc.*	9,561
2,510	Tidewater, Inc.*	58,207
14,584	Transocean, Ltd.*	127,027
4,546	U.S. Silica Holdings, Inc.	78,919
2,800	Unit Corp.*	39,872

		3,362,572

Entertainment (1.3%):
5,134	Activision Blizzard, Inc.	233,751
3,433	AMC Entertainment Holdings, Inc., Class A	50,980
7,978	Cinemark Holdings, Inc.	319,040
4,365	Electronic Arts, Inc.*	443,615
1,834	Eros International plc*^	16,763
2,858	Imax Corp.*	64,820
247	Liberty Braves Group, Class A*	6,901
527	Liberty Braves Group, Class C*	14,635
619	Liberty Media Group, Class A*	21,071
1,318	Liberty Media Group, Class C*	46,196
2,111	Lions Gate Entertainment Corp., Class A	33,016
2,411	Lions Gate Entertainment Corp., Class B	36,406
5,662	Live Nation, Inc.*	359,763
540	Madison Square Garden Co. (The), Class A*	158,290
1,459	Marcus Corp.	58,433
2,535	Netflix, Inc.*	903,880

Shares		Fair Value
Common Stocks, continued
Entertainment, continued
1,419	Reading International, Inc., Class A*	$22,647
294	Rosetta Stone, Inc.*	6,424
1,231	Take-Two Interactive Software, Inc.*	116,169
442	Viacom, Inc., Class A	14,343
12,859	Viacom, Inc., Class B	360,952
30,410	Walt Disney Co. (The)	3,376,422
1,692	World Wrestling Entertainment, Inc., Class A^	146,832
31,714	Zynga, Inc.*	169,036

		6,980,385

Equity Real Estate Investment Trusts (0.0%†):
4,047	Alexander & Baldwin, Inc.	102,956

Food & Staples Retailing (1.3%):
2,147	Casey’s General Stores, Inc.^	276,469
7,093	Costco Wholesale Corp.	1,717,499
1,267	Ingles Markets, Inc., Class A	34,995
27,024	Kroger Co. (The)	664,790
1,720	Natural Grocers by Vitamin Cottage, Inc.*^	20,554
1,409	Performance Food Group Co.*	55,853
1,384	PriceSmart, Inc.	81,490
37,281	Rite Aid Corp.*	23,673
5,242	Smart & Final Stores, Inc.*	25,895
3,281	SpartanNash Co.	52,069
5,794	Sprouts Farmers Market, Inc.*^	124,803
9,861	Sysco Corp.	658,320
1,610	The Andersons, Inc.	51,890
1,143	The Chefs’ Warehouse, Inc.*	35,490
3,347	United Natural Foods, Inc.*	44,247
3,790	US Foods Holding Corp.*	132,309
738	Village Super Market, Inc., Class A^	20,170
10,994	Walgreens Boots Alliance, Inc.	695,590
17,709	Wal-Mart Stores, Inc.	1,727,160
2,107	Weis Markets, Inc.^	85,987

		6,529,253

Food Products (1.4%):
8,183	Archer-Daniels-Midland Co.	352,933
3,898	B&G Foods, Inc.^	95,189
3,004	Bunge, Ltd.	159,422
808	Calavo Growers, Inc.^	67,751
1,799	Cal-Maine Foods, Inc.^	80,289
5,711	Campbell Soup Co.	217,760
7,343	Conagra Brands, Inc.	203,695
4,717	Darling International, Inc.*	102,123
5,447	Dean Foods Co.^	16,504
1,004	Farmer Brothers Co.*	20,090
7,961	Flowers Foods, Inc.^	169,729
2,396	Fresh Del Monte Produce, Inc.	64,764
10,861	General Mills, Inc.	562,057
3,802	Hain Celestial Group, Inc.*^	87,902
3,160	Hershey Co. (The)	362,863
6,832	Hormel Foods Corp.^	305,800
7,644	Hostess Brands, Inc.*^	95,550
3,197	Ingredion, Inc.	302,724
576	J & J Snack Foods Corp.	91,492
3,414	JM Smucker Co. (The)	397,731
300	John B Sanfilippo And Son, Inc.^	21,561
5,585	Kellogg Co.	320,467
6,403	Kraft Heinz Co. (The)	209,058
3,086	Lamb Weston Holdings, Inc.	231,265
1,177	Lancaster Colony Corp.	184,424
1,028	Landec Corp.*^	12,624
2,458	McCormick & Co.^	370,249
389	McCormick & Co., Inc.	58,292
11,410	Mondelez International, Inc., Class A	569,587

See accompanying notes to the schedules of portfolio investments.

AZL DFA U.S. Core Equity Fund

Schedule of Portfolio Investments

March 31, 2019 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Food Products, continued
4,222	Pilgrim’s Pride Corp.*	$94,108
3,404	Post Holdings, Inc.*	372,398
1,626	Sanderson Farms, Inc.^	214,372
29	Seaboard Corp.	124,256
677	Seneca Foods Corp., Class A*	16,654
3,045	Simply Good Foods Co. (The)*	62,697
1,843	Tootsie Roll Industries, Inc.	68,621
3,024	TreeHouse Foods, Inc.*	195,199
6,728	Tyson Foods, Inc., Class A	467,125

		7,349,325

Gas Utilities (0.3%):
1,751	Atmos Energy Corp.	180,230
900	Chesapeake Utilities Corp.	82,089
3,236	National Fuel Gas Co.^	197,267
3,660	New Jersey Resources Corp.^	182,231
1,663	Northwest Natural Holding Co.	109,143
2,227	ONE Gas, Inc.	198,270
232	RGC Resources, Inc.	6,150
2,958	South Jersey Industries, Inc.	94,863
2,550	Southwest Gas Corp.	209,763
2,233	Spire, Inc.	183,754
3,695	UGI Corp.	204,777

		1,648,537

Health Care Equipment & Supplies (2.2%):
11,299	Abbott Laboratories	903,241
886	ABIOMED, Inc.*	253,033
2,269	Accuray, Inc.*^	10,823
1,170	Align Technology, Inc.*	332,666
2,726	AngioDynamics, Inc.*	62,316
955	Anika Therapeutics, Inc.*^	28,879
115	Atrion Corp.	101,048
1,897	Avanos Medical, Inc.*	80,964
4,834	Baxter International, Inc.	393,053
1,987	Becton, Dickinson & Co.	496,214
7,099	Boston Scientific Corp.*	272,460
1,708	Cantel Medical Corp.	114,248
1,289	CONMED Corp.	107,219
841	Cooper Cos., Inc. (The)	249,079
1,619	CryoLife, Inc.*	47,226
4,428	Danaher Corp.	584,585
4,082	Dentsply Sirona, Inc.	202,426
693	DexCom, Inc.*	82,536
2,985	Edwards Lifesciences Corp.*	571,120
1,966	Globus Medical, Inc., Class A*	97,140
2,246	Haemonetics Corp.*	196,480
392	Heska Corp.*	33,367
1,867	Hill-Rom Holdings, Inc.	197,641
8,684	Hologic, Inc.*	420,306
508	ICU Medical, Inc.*	121,580
1,750	IDEXX Laboratories, Inc.*	391,300
433	Inogen, Inc.*	41,295
489	Insulet Corp.*	46,499
1,457	Integer Holdings Corp.*	109,887
1,042	Integra LifeSciences Holdings Corp.*	58,060
962	Intuitive Surgical, Inc.*	548,898
2,327	Invacare Corp.	19,477
1,705	Lantheus Holdings, Inc.*	41,738
809	LeMaitre Vascular, Inc.	25,079
1,168	LivaNova plc*	113,588
2,417	Masimo Corp.*	334,223
9,563	Medtronic plc	870,998
3,164	Meridian Bioscience, Inc.	55,718
1,466	Merit Medical Systems, Inc.*	90,643

Shares		Fair Value
Common Stocks, continued
Health Care Equipment & Supplies, continued
1,935	Natus Medical, Inc.*	$49,110
804	Neogen Corp.*	46,142
1,986	NuVasive, Inc.*	112,785
481	Nuvectra Corp.*	5,296
2,205	OraSure Technologies, Inc.*	24,586
1,074	Orthofix Medical, Inc.*	60,584
285	Penumbra, Inc.*^	41,898
700	Quidel Corp.*	45,829
2,926	ResMed, Inc.	304,216
3,310	RTI Surgical, Inc.*	19,893
624	SeaSpine Holdings Corp.*	9,410
1,207	STERIS plc	154,532
4,559	Stryker Corp.	900,494
750	Teleflex, Inc.	226,620
227	Utah Medical Products, Inc.	20,033
1,961	Varex Imaging Corp.*	66,439
2,117	Varian Medical Systems, Inc.*	300,021
1,157	West Pharmaceutical Services, Inc.	127,501
1,714	Zimmer Holdings, Inc.	218,878

		11,441,320

Health Care Providers & Services (2.6%):
4,796	Acadia Healthcare Co., Inc.*	140,571
634	Addus HomeCare Corp.*	40,316
801	Amedisys, Inc.*	98,731
2,339	AmerisourceBergen Corp.	185,997
2,711	AMN Healthcare Services, Inc.*	127,661
3,391	Anthem, Inc.	973,149
724	BioTelemetry, Inc.*	45,337
9,264	Brookdale Senior Living, Inc.*	60,957
7,103	Cardinal Health, Inc.^	342,009
5,646	Centene Corp.*	299,803
785	Chemed Corp.	251,255
6,847	Cigna Corp.	1,101,135
7,171	Community Health Systems, Inc.*	26,748
1,253	CorVel Corp.*	81,746
1,589	Covetrus, Inc.*^	50,610
1,177	Cross Country Healthcare, Inc.*	8,274
19,006	CVS Health Corp.	1,024,994
5,046	DaVita, Inc.*	273,947
4,148	Diplomat Pharmacy, Inc.*^	24,100
5,613	Encompass Health Corp.	327,799
3,058	Ensign Group, Inc. (The)	156,539
784	Five Star Quality Care, Inc.*	764
1,531	Hanger Orthopedic Group, Inc.*	29,166
3,730	HCA Healthcare, Inc.	486,317
1,272	HealthEquity, Inc.*^	94,103
3,972	Henry Schein, Inc.*	238,757
1,947	Humana, Inc.	517,902
2,629	InfuSystems Holdings, Inc.*	13,171
3,021	Laboratory Corp. of America Holdings*	462,153
925	LHC Group, Inc.*	102,546
1,471	Magellan Health Services, Inc.*	96,968
4,579	McKesson Corp.	536,018
3,346	MEDNAX, Inc.*	90,911
1,417	Molina Healthcare, Inc.*	201,157
1,075	National Healthcare Corp.	81,571
1,219	National Research Corp.	47,053
4,172	Owens & Minor, Inc.	17,105
4,695	Patterson Cos., Inc.^	102,586
2,269	Premier, Inc., Class A*	78,258
835	Providence Service Corp.*	55,628
4,641	Quest Diagnostics, Inc.	417,319
2,518	RadNet, Inc.*	31,198
9,791	Select Medical Holdings Corp.*	137,955
2,133	Surgery Partners, Inc.*	24,060
3,992	Tenet Healthcare Corp.*	115,129

See accompanying notes to the schedules of portfolio investments.

AZL DFA U.S. Core Equity Fund

Schedule of Portfolio Investments

March 31, 2019 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Health Care Providers & Services, continued
2,390	Tivity Health, Inc.*	$41,968
1,240	Triple-S Management Corp., Class B*	28,297
577	U.S. Physical Therapy, Inc.	60,602
11,374	UnitedHealth Group, Inc.	2,812,335
4,318	Universal Health Services, Inc., Class B	577,619
969	WellCare Health Plans, Inc.*	261,388

		13,401,682

Health Care Technology (0.2%):
8,903	Allscripts Healthcare Solutions, Inc.*	84,935
5,606	Cerner Corp.*	320,719
339	Computer Programs & Systems, Inc.	10,065
4,037	Evolent Health, Inc., Class A*	50,785
1,357	HealthStream, Inc.*	38,077
4,154	HMS Holdings Corp.*	123,000
644	Medidata Solutions, Inc.*	47,167
2,464	NextGen Healthcare, Inc.*	41,469
1,095	Omnicell, Inc.*	88,520
1,047	Simulations Plus, Inc.	22,102
1,142	Veeva Systems, Inc., Class A*	144,874

		971,713

Hotels, Restaurants & Leisure (2.5%):
10,056	Aramark Holdings Corp.	297,155
2,451	BBX Capital Corp.	14,510
4,464	Belmond, Ltd., Class A*	111,288
6	Biglari Holdings, Inc., Class A*	4,413
67	Biglari Holdings, Inc., Class B*	9,471
1,927	BJ’s Restaurants, Inc.	91,109
3,939	Bloomin’ Brands, Inc.	80,553
1,968	Brinker International, Inc.^	87,340
7,300	Caesars Entertainment Corp.*	63,437
4,851	Carnival Corp., Class A^	246,042
2,943	Carrols Restaurant Group, Inc.*	29,342
1,723	Century Casinos, Inc.*	15,610
2,158	Cheesecake Factory, Inc. (The)	105,569
140	Chipotle Mexican Grill, Inc.*	99,443
2,653	Choice Hotels International, Inc.	206,244
582	Churchill Downs, Inc.	52,531
1,178	Chuy’s Holdings, Inc.*	26,823
1,626	Cracker Barrel Old Country Store, Inc.	262,778
3,164	Darden Restaurants, Inc.	384,331
2,412	Dave & Buster’s Entertainment, Inc.^	120,286
1,574	Del Frisco’s Restaurant Group, Inc.*	10,089
2,144	del Taco Restaurants, Inc.*	21,569
4,156	Denny’s Corp.*	76,263
1,327	DineEquity, Inc.	121,142
864	Domino’s Pizza, Inc.	222,998
3,886	Dunkin’ Brands Group, Inc.^	291,839
1,288	El Pollo Loco Holdings, Inc.*	16,757
1,112	Eldorado Resorts, Inc.*^	51,919
1,277	Fiesta Restaurant Group, Inc.*	16,741
624	Habit Restaurants, Inc. (The), Class A*^	6,752
2,724	Hilton Grand Vacations, Inc.*	84,035
3,896	Hilton Worldwide Holdings, Inc.	323,797
1,051	Hyatt Hotels Corp., Class A	76,271
6,233	International Game Technology plc	80,967
1,202	Jack in the Box, Inc.^	97,434
8,263	Las Vegas Sands Corp.	503,712
2,136	Luby’s, Inc.*	3,076
3,634	Marriott International, Inc., Class A	454,577
2,283	Marriott Vacations Worldwide Corp.	213,461
9,713	McDonald’s Corp.	1,844,499
12,240	MGM Resorts International	314,078

Shares		Fair Value
Common Stocks, continued
Hotels, Restaurants & Leisure, continued
341	Nathans Famous, Inc.^	$23,324
5,162	Norwegian Cruise Line Holdings, Ltd.*	283,704
1,596	Papa John’s International, Inc.^	84,508
2,376	Penn National Gaming, Inc.*	47,758
4,017	Planet Fitness, Inc.*	276,048
3,664	Playa Hotels & Resorts NV*	27,956
763	Potbelly Corp.*	6,493
1,501	Red Lion Hotels Corp.*	12,128
878	Red Robin Gourmet Burgers*	25,295
1,400	Red Rock Resorts, Inc.^	36,190
2,548	Royal Caribbean Cruises, Ltd.	292,052
2,527	Ruth’s Hospitality Group, Inc.	64,666
3,394	Scientific Games Corp., Class A*^	69,305
2,359	SeaWorld Entertainment, Inc.*	60,768
4,011	Six Flags Entertainment Corp.	197,943
2,826	Speedway Motorsports, Inc.	40,892
26,882	Starbucks Corp.	1,998,407
3,432	Texas Roadhouse, Inc., Class A	213,436
1,604	Town Sports International Holdings, Inc.*^	7,635
866	Vail Resorts, Inc.	188,182
10,968	Wendy’s Co. (The)	196,218
1,298	Wingstop, Inc.	98,687
3,177	Wyndham Hotels & Resorts, Inc.	158,818
3,177	Wyndham Worldwide Corp.	128,637
2,056	Wynn Resorts, Ltd.	245,322
4,534	Yum! Brands, Inc.	452,539

		12,377,162

Household Durables (0.8%):
1,886	Beazer Homes USA, Inc.*	21,708
611	Cavco Industries, Inc.*	71,811
2,848	Century Communities, Inc.*^	68,267
10,883	D.R. Horton, Inc.	450,338
1,137	Dixie Group, Inc. (The)*	1,069
1,910	Ethan Allen Interiors, Inc.^	36,538
431	Flexsteel Industries, Inc.	9,995
5,443	Garmin, Ltd.	470,002
2,761	GoPro, Inc., Class A*	17,947
2,219	Green Brick Partners, Inc.*	19,416
911	Helen of Troy, Ltd.*	105,640
500	Hooker Furniture Corp.	14,415
1,333	Installed Building Products, Inc.*	64,651
931	iRobot Corp.*	109,569
4,827	KB Home	116,669
3,331	La-Z-Boy, Inc.	109,890
4,024	Leggett & Platt, Inc.^	169,893
3,994	Lennar Corp., Class A	196,065
119	Lennar Corp., Class B	4,655
1,206	LGI Homes, Inc.*	72,649
1,627	Libbey, Inc.*^	4,621
1,017	Lifetime Brands, Inc.	9,611
3,601	M.D.C. Holdings, Inc.	104,645
1,880	M/I Homes, Inc.*	50,046
3,168	Meritage Corp.*	141,641
1,006	Mohawk Industries, Inc.*	126,907
2,791	Newell Brands, Inc.^	42,814
133	NVR, Inc.*	368,010
9,250	PulteGroup, Inc.	258,630
3,683	Skyline Corp.	69,977
5,496	Taylor Morrison Home Corp., Class A*	97,554
2,586	Tempur Sealy International, Inc.*^	149,135
2,183	Toll Brothers, Inc.	79,025
2,208	TopBuild Corp.*	143,123
7,853	TRI Pointe Homes, Inc.*^	99,262

See accompanying notes to the schedules of portfolio investments.

AZL DFA U.S. Core Equity Fund

Schedule of Portfolio Investments

March 31, 2019 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Household Durables, continued
2,153	Tupperware Brands Corp.	$55,074
718	Universal Electronics, Inc.*	26,674
2,385	Whirlpool Corp.	316,943
2,147	William Lyon Homes, Class A*	32,999
1,918	Zagg, Inc.*^	17,396

		4,325,274

Household Products (1.2%):
2,899	Central Garden & Pet Co., Class A*	67,402
6,367	Church & Dwight Co., Inc.	453,521
3,732	Clorox Co. (The)	598,837
10,554	Colgate-Palmolive Co.	723,371
2,293	Energizer Holdings, Inc.^	103,024
4,853	Kimberly-Clark Corp.	601,287
333	Oil-Dri Corp.	10,370
582	Orchids Paper Products Co.*	722
34,072	Procter & Gamble Co. (The)	3,545,191
1,973	Spectrum Brands Holdings, Inc.	108,081
698	WD-40 Co.^	118,269

		6,330,075

Independent Power and Renewable Electricity Producers (0.2%):
15,393	AES Corp. (The)	278,305
5,810	Atlantic Power Corp.*	14,641
5,140	Atlantica Yield plc	100,024
1,323	Clearway Energy, Inc., Class A	19,236
2,753	Clearway Energy, Inc., Class C	41,598
6,120	NRG Energy, Inc.	259,978
2,758	Ormat Technologies, Inc.	152,104
3,788	Pattern Energy Group, Inc.	83,336
7,499	Vistra Energy Corp.	195,199

		1,144,421

Industrial Conglomerates (1.0%):
10,834	3M Co., Class C	2,251,089
1,602	Carlisle Cos., Inc.	196,437
53,601	General Electric Co.	535,474
11,651	Honeywell International, Inc.	1,851,577
1,736	Raven Industries, Inc.	66,610
876	Roper Industries, Inc.	299,566

		5,200,753

Insurance (3.0%):
12,674	Aflac, Inc.	633,700
333	Alleghany Corp.*	203,929
4,705	Allstate Corp. (The)	443,117
4,095	AMBAC Financial Group, Inc.*	74,201
3,511	American Equity Investment Life Holding Co.	94,867
1,597	American Financial Group, Inc.	153,647
9,027	American International Group, Inc.	388,703
409	American National Insurance Co.	49,415
1,307	Amerisafe, Inc.	77,636
3,717	Aon plc	634,492
5,730	Arch Capital Group, Ltd.*^	185,194
1,501	Argo Group International Holdings, Ltd.	106,061
5,479	Arthur J. Gallagher & Co.	427,910
1,955	Assurant, Inc.	185,549
4,165	Assured Guaranty, Ltd.	185,051
1,196	Athene Holding, Ltd.*	48,797
2,351	Axis Capital Holdings, Ltd.	128,788
1,029	Brighthouse Financial, Inc.*	37,342
8,628	Brown & Brown, Inc.	254,612
4,915	Chubb, Ltd.	688,494
2,852	Cincinnati Financial Corp.	244,987
2,176	Citizens, Inc.*	14,514
1,199	CNA Financial Corp.	51,977

Shares		Fair Value
Common Stocks, continued
Insurance, continued
2,354	Crawford & Co.	$21,492
2,915	Crawford & Co., Class A	26,935
1,631	Donegal Group, Inc., Class A	21,937
1,100	eHealth, Inc.*	68,574
1,546	EMC Insurance Group, Inc.	49,286
1,993	Employers Holdings, Inc.	79,939
447	Enstar Group, Ltd.*	77,778
1,364	Erie Indemnity Co., Class A	243,501
748	Everest Re Group, Ltd.	161,538
1,025	FBL Financial Group, Inc., Class A	64,288
1,054	FedNat Holding Co.	16,906
4,594	First American Financial Corp.	236,591
8,665	FNF Group	316,706
21,335	Genworth Financial, Inc., Class A*	81,713
695	Global Indemnity, Ltd.	21,114
2,383	Greenlight Capital Re, Ltd.*^	25,903
1,469	Hallmark Financial Services, Inc.*	15,278
1,690	Hanover Insurance Group, Inc. (The)	192,947
7,229	Hartford Financial Services Group, Inc. (The)	359,426
397	HCI Group, Inc.^	16,964
387	Heritage Insurance Holdings, Inc.	5,650
2,388	Horace Mann Educators Corp.	84,081
1,317	Independence Holding Co.	46,424
153	Investors Title Co.	24,159
1,436	James River Group Holdings	57,555
2,876	Kemper Corp.	218,979
3,599	Lincoln National Corp.	211,261
5,372	Loews Corp.	257,480
5,556	Maiden Holdings, Ltd.	4,126
301	Markel Corp.*	299,868
9,423	Marsh & McLennan Cos., Inc.	884,820
2,503	Mercury General Corp.	125,325
8,570	MetLife, Inc.	364,825
4,959	National General Holdings Corp.	117,677
262	National Western Life Group, Inc., Class A	68,767
1,307	Navigators Group, Inc.	91,320
9,717	Old Republic International Corp.	203,280
2,338	Primerica, Inc.	285,587
8,799	Principal Financial Group, Inc.	441,622
3,011	ProAssurance Corp.	104,211
6,434	Progressive Corp. (The)	463,827
4,383	Prudential Financial, Inc.	402,710
1,023	Reinsurance Group of America, Inc.	145,246
1,433	RenaissanceRe Holdings, Ltd.^	205,635
1,252	RLI Corp.^	89,831
854	Safety Insurance Group, Inc.	74,418
2,398	Selective Insurance Group, Inc.	151,745
2,664	State Auto Financial Corp.	87,699
1,761	Stewart Information Services Corp.	75,177
5,145	Third Point Reinsurance, Ltd.*	53,405
1,767	Tiptree Financial, Inc., Class A^	11,185
1,775	Torchmark Corp.	145,461
5,063	Travelers Cos., Inc. (The)	694,441
1,438	United Fire Group, Inc.	62,855
2,794	United Insurance Holdings Co.	44,425
3,169	Universal Insurance Holdings, Inc.	98,239
3,102	UnumProvident Corp.	104,941
2,928	W.R. Berkley Corp.	248,060
140	White Mountains Insurance Group, Ltd.	129,567
911	Willis Towers Watson plc	160,017

		14,757,700

See accompanying notes to the schedules of portfolio investments.

AZL DFA U.S. Core Equity Fund

Schedule of Portfolio Investments

March 31, 2019 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Interactive Media & Services (2.4%):
2,621	Alphabet, Inc., Class A*	$3,084,629
2,779	Alphabet, Inc., Class C*	3,260,628
1,229	Cargurus, Inc.*^	49,234
3,783	Cars.com, Inc.*^	86,252
2,881	DHI Group, Inc.*	7,001
28,746	Facebook, Inc., Class A*	4,791,670
583	IAC/InterActiveCorp.*	122,494
5,384	Liberty TripAdvisor Holdings, Inc., Class A*	76,399
1,146	Match Group, Inc.^	64,875
1,563	QuinStreet, Inc.*	20,929
2,297	The Meet Group, Inc. (The)*	11,554
1,344	Travelzoo, Inc.*	18,010
2,514	TripAdvisor, Inc.*^	129,345
6,966	Truecar, Inc.*	46,254
4,951	Twitter, Inc.*	162,789
2,068	Yelp, Inc.*	71,346
664	Zedge, Inc., Class B*	1,182
1,125	Zillow Group, Inc., Class A*	38,475
1,598	Zillow Group, Inc., Class C*^	55,515

		12,098,581

Internet & Direct Marketing Retail (3.0%):
2,093	1-800 Flowers.com, Inc., Class A*	38,155
6,857	Amazon.com, Inc.*	12,210,602
719	Booking Holdings, Inc.*	1,254,590
14,947	eBay, Inc.	555,132
800	Etsy, Inc.*	53,776
1,658	Expedia, Inc.	197,302
185	FTD Cos., Inc.*	94
4,200	Groupon, Inc.*	14,910
1,546	GrubHub, Inc.*	107,401
2,242	Lands’ End, Inc.*	37,240
1,546	Leaf Group, Ltd.*	12,399
2,098	Liberty Expedia Holdings, Class A*	89,794
1,736	Liquidity Services, Inc.*	13,385
820	Overstock.com, Inc.*^	13,628
1,164	PetMed Express, Inc.^	26,516
4,088	Quotient Technology, Inc.*	40,349
8,810	Qurate Retail, Inc.*	140,784
1,959	Shutterfly, Inc.*	79,614
981	Shutterstock, Inc.^	45,744
585	Stamps.com, Inc.*	47,625
1,332	Wayfair, Inc., Class A*^	197,735

		15,176,775

IT Services (5.0%):
9,703	Accenture plc, Class C	1,707,922
3,546	Akamai Technologies, Inc.*	254,284
1,762	Alliance Data Systems Corp.	308,315
4,258	Amdocs, Ltd.	230,400
8,414	Automatic Data Processing, Inc.	1,344,052
3,092	Black Knight, Inc.*	168,514
6,581	Booz Allen Hamilton Holding Corp.	382,619
3,683	Broadridge Financial Solutions, Inc.	381,890
1,304	CACI International, Inc., Class A*	237,354
1,432	Carbonite, Inc.*^	35,528
3,491	Cardtronics plc*^	124,210
687	Cass Information Systems, Inc.	32,495
5,920	Cognizant Technology Solutions Corp., Class A	428,904
6,347	Conduent, Inc.*	87,779
4,094	CoreLogic, Inc.*	152,542
2,608	CSG Systems International, Inc.^	110,318
4,493	DXC Technology Co.	288,945
513	Endurance International Group Holdings, Inc.*	3,719
796	Epam Systems, Inc.*	134,627
2,653	Euronet Worldwide, Inc.*^	378,291

Shares		Fair Value
Common Stocks, continued
IT Services, continued
2,060	Evertec, Inc.	$57,289
1,620	Exlservice Holdings, Inc.*	97,232
4,243	Fidelity National Information Services, Inc.	479,883
5,115	First Data Corp., Class A*	134,371
8,057	Fiserv, Inc.*	711,272
1,827	FleetCor Technologies, Inc.*	450,520
609	Gartner, Inc.*	92,373
6,266	Genpact, Ltd.	220,438
2,488	Global Payments, Inc.	339,662
1,451	GoDaddy, Inc., Class A*	109,101
2,548	GTT Communications, Inc.*	88,416
1,357	Hackett Group, Inc. (The)	21,441
821	Internap Corp.*	4,072
16,604	International Business Machines Corp.	2,342,824
2,142	Jack Henry & Associates, Inc.	297,181
3,495	Leidos Holdings, Inc.	223,995
2,160	Limelight Networks, Inc.*	6,977
3,417	LiveRamp Holdings, Inc.*	186,466
1,614	Luxoft Holding, Inc.*	94,758
1,640	ManTech International Corp., Class A	88,593
16,687	MasterCard, Inc., Class A	3,928,955
3,278	Maximus, Inc.	232,672
403	MongoDB, Inc.*	59,249
3,759	NIC, Inc.	64,241
839	Okta, Inc.*	69,410
6,919	Paychex, Inc.	554,904
9,832	PayPal Holdings, Inc.*	1,020,955
2,322	Perficient, Inc.*	63,600
1,985	Perspecta, Inc.	40,137
840	PFSweb, Inc.*	4,376
3,130	Presidio, Inc.	46,324
6,698	Sabre Corp.	143,270
2,846	Science Applications International Corp.	219,000
3,035	Servicesource International, Inc.*	2,796
3,966	Steel Connect, Inc.*	7,972
3,283	Sykes Enterprises, Inc.*	92,843
5,211	Teradata Corp.*	227,460
4,270	Total System Services, Inc.	405,693
5,685	Travelport Worldwide, Ltd.	89,425
2,975	TTEC Holdings, Inc.	107,784
3,021	Unisys Corp.*	35,255
2,288	VeriSign, Inc.*	415,409
1,675	Virtusa Corp.*	89,529
26,250	Visa, Inc., Class A^	4,099,989
9,515	Western Union Co.	175,742
1,462	WEX, Inc.*	280,689
2,321	Worldpay, Inc., Class A*	263,434

		25,580,685

Leisure Products (0.2%):
3,430	Acushnet Holdings Corp.	79,370
3,582	American Outdoor Brands Corp.*	33,456
4,134	Brunswick Corp.	208,064
5,856	Callaway Golf Co.	93,286
658	Escalade, Inc.	7,350
3,048	Hasbro, Inc.^	259,141
503	Johnson Outdoors, Inc., Class A	35,894
531	Malibu Boats, Inc.*	21,017
662	Marine Products Corp.	8,917
6,035	Mattel, Inc.*^	78,455
1,932	Nautilus Group, Inc.*	10,742
2,101	Polaris Industries, Inc.	177,387
2,859	Vista Outdoor, Inc.*	22,901

		1,035,980

See accompanying notes to the schedules of portfolio investments.

AZL DFA U.S. Core Equity Fund

Schedule of Portfolio Investments

March 31, 2019 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Life Sciences Tools & Services (1.0%):
3,487	Agilent Technologies, Inc.	$280,285
731	Bio-Rad Laboratories, Inc., Class A*	223,452
1,154	Bio-Techne Corp.	229,127
7,817	Bruker Corp.	300,485
2,131	Cambrex Corp.*^	82,789
2,313	Charles River Laboratories International, Inc.*	335,963
1,979	Harvard Bioscience, Inc.*	8,529
1,139	Illumina, Inc.*	353,876
2,752	IQVIA Holdings, Inc.*	395,875
2,457	Luminex Corp.	56,536
1,845	Medpace Holdings, Inc.*	108,800
828	Mettler-Toledo International, Inc.*	598,644
1,400	Neogenomics, Inc.*^	28,644
1,490	PerkinElmer, Inc.	143,576
1,655	PRA Health Sciences, Inc.*	182,530
2,622	Syneos Health, Inc.*	135,715
3,969	Thermo Fisher Scientific, Inc.	1,086,395
1,749	Waters Corp.*	440,241

		4,991,462

Machinery (3.1%):
2,898	Actuant Corp., Class A	70,624
3,733	AGCO Corp.	259,630
652	Alamo Group, Inc.	65,161
737	Albany International Corp., Class A	52,762
6,349	Allison Transmission Holdings, Inc.	285,197
2,614	Altra Industrial Motion Corp.	81,165
1,445	ARC Group Worldwide, Inc.*	1,324
2,124	Astec Industries, Inc.	80,202
2,702	Barnes Group, Inc.	138,910
837	Blue Bird Corp.*^	14,170
2,517	Briggs & Stratton Corp.	29,776
10,638	Caterpillar, Inc.	1,441,344
2,289	Chart Industries, Inc.*	207,200
1,284	CIRCOR International, Inc.*^	41,858
4,064	Colfax Corp.*	120,620
1,526	Columbus McKinnon Corp.	52,418
2,706	Commercial Vehicle Group, Inc.*	20,755
1,945	Crane Co.	164,586
3,972	Cummins, Inc.	627,060
5,524	Deere & Co.	882,956
4,360	Donaldson Co., Inc.^	218,262
1,324	Douglas Dynamics, Inc.	50,405
5,031	Dover Corp.	471,908
1,120	EnPro Industries, Inc.	72,184
1,435	ESCO Technologies, Inc.	96,188
4,059	Federal Signal Corp.	105,493
3,108	Flowserve Corp.	140,295
3,574	Fortive Corp.	299,823
2,760	Franklin Electric Co., Inc.	141,008
694	FreightCar America, Inc.*^	4,275
2,740	Gardner Denver Holdings, Inc.*	76,199
889	Gencor Industries, Inc.*	10,988
1,203	Global Brass & Copper Holdings, Inc.	41,431
1,617	Gorman-Rupp Co. (The)	54,881
4,423	Graco, Inc.	219,027
1,612	Greenbrier Cos, Inc.^	51,955
4,803	Harsco Corp.*	96,828
3,220	Hillenbrand, Inc.	133,727
490	Hurco Cos, Inc.	19,762
896	Hyster-Yale Materials Handling, Inc., Class A	55,875

Shares		Fair Value
Common Stocks, continued
Machinery, continued
1,615	IDEX Corp.	$245,060
6,126	Illinois Tool Works, Inc.	879,265
4,692	Ingersoll-Rand plc	506,502
4,926	ITT, Inc.	285,708
1,662	John Bean Technologies Corp.	152,721
598	Kadant, Inc.	52,600
4,352	Kennametal, Inc.	159,936
787	L.B. Foster Co., Class A*	14,811
1,806	Lincoln Electric Holdings, Inc.	151,469
539	Lindsay Corp.^	52,170
774	Lydall, Inc.*	18,158
1,213	Manitex International, Inc.*	9,279
2,529	Manitowoc Co., Inc. (The)*	41,501
5,860	Meritor, Inc.*	119,251
1,601	Middleby Corp. (The)*	208,178
4,873	Milacron Holdings Corp.*	55,162
3,785	Mueller Industries, Inc.	118,622
7,183	Mueller Water Products, Inc., Class A	72,117
4,067	Navistar International Corp.*	131,364
1,258	NN, Inc.	9,422
1,555	Nordson Corp.^	206,069
158	Omega Flex, Inc.	11,976
3,290	OshKosh Corp.	247,178
8,569	PACCAR, Inc.	583,892
2,496	Parker Hannifin Corp.	428,364
1,058	Park-Ohio Holdings Corp.	34,258
5,836	Pentair plc	259,760
976	Proto Labs, Inc.*	102,617
660	RBC Bearings, Inc.*	83,932
5,687	REV Group, Inc.	62,273
5,156	Rexnord Corp.*	129,622
2,202	Snap-On, Inc.^	344,657
612	Spartan Motors, Inc.	5,404
2,829	SPX Corp.*	98,421
2,504	SPX FLOW, Inc.*	79,878
775	Standex International Corp.	56,885
1,547	Stanley Black & Decker, Inc.	210,655
1,370	Sun Hydraulics Corp.	63,719
1,093	Tennant Co.	67,864
3,523	Terex Corp.	113,194
3,355	Timken Co.	146,345
3,046	Titan International, Inc.	18,185
3,651	Toro Co.	251,335
2,913	TriMas Corp.*	88,060
5,158	Trinity Industries, Inc.	112,083
4,006	Wabash National Corp.	54,281
1,380	WABCO Holdings, Inc.*	181,925
1,790	Wabtec Corp.	131,959
1,415	Watts Water Technologies, Inc., Class A	114,360
6,694	Welbilt, Inc.*^	109,648
2,272	Woodward, Inc.	215,590
4,252	Xylem, Inc.	336,078

		15,231,995

Marine (0.1%):
7,028	Costamare, Inc.	36,546
1,680	Eagle Bulk Shipping, Inc.*	7,812
1,300	Genco Shipping & Trading, Ltd.*	9,698
1,331	Golden Ocean Group, Ltd.	6,349
2,348	Kirby Corp.*^	176,358
3,233	Matson, Inc.	116,679
1,478	Scorpio Bulkers, Inc.^	5,676

		359,118

See accompanying notes to the schedules of portfolio investments.

AZL DFA U.S. Core Equity Fund

Schedule of Portfolio Investments

March 31, 2019 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Media (1.9%):
1,468	A.H. Belo Corp., Class A	$5,461
6,959	Altice USA, Inc.	149,479
2,029	AMC Networks, Inc., Class A*	115,166
270	Cable One, Inc.	264,973
182	CBS Corp., Class A	8,665
7,322	CBS Corp., Class B	348,015
2,930	Charter Communications, Inc., Class A*	1,016,446
1,661	Clear Channel Outdoor Holdings, Inc., Class A*	8,886
78,485	Comcast Corp., Class A	3,137,829
2,952	comScore, Inc.*	59,778
5,271	Discovery Communications, Inc., Class A*^	142,422
9,189	Discovery Communications, Inc., Class C*	233,584
4,242	DISH Network Corp., Class A*^	134,429
4,131	E.W. Scripps Co. (The), Class A	86,751
4,691	Emerald Expositions Events, Inc.	59,576
8,164	Entercom Communications Corp.	42,861
4,792	Entravision Communications Corp., Class A	15,526
7,943	Fox Corp., Class A*	291,588
2,763	Fox Corp., Class B*	99,136
6,638	Gannett Co., Inc.	69,965
4,760	GCI Liberty, Inc., Class A*	264,704
4,886	Gray Television, Inc.*	104,365
472	Harte-Hanks, Inc.*	1,685
13,729	Interpublic Group of Cos., Inc. (The)	288,446
3,028	John Wiley & Sons, Inc., Class A	133,898
192	John Wiley & Sons, Inc., Class B	8,390
563	Liberty Broadband Corp., Class A*	51,593
2,655	Liberty Broadband Corp., Class C*	243,570
1,489	Liberty Latin America, Ltd.*	28,797
3,100	Liberty Latin America, Ltd., Class C*	60,295
2,477	Liberty SiriusXM Group, Class A*	94,572
5,273	Liberty SiriusXM Group, Class C*	201,640
2,502	Marchex, Inc., Class B*	11,834
1,649	Meredith Corp.^	91,124
3,759	MSG Networks, Inc., Class A*^	81,758
3,726	National CineMedia, Inc.	26,268
3,971	New Media Investment Group, Inc.	41,696
3,530	New York Times Co. (The), Class A	115,961
9,481	News Corp., Class A	117,944
2,563	News Corp., Class B	32,012
2,981	Nexstar Broadcasting Group, Inc., Class A^	323,051
6,406	Omnicom Group, Inc.	467,574
1,853	Scholastic Corp.	73,675
5,191	Sinclair Broadcast Group, Inc., Class A	199,750
24,685	Sirius XM Holdings, Inc.	139,964
1,895	TechTarget, Inc.*^	30,832
11,352	Tegna, Inc.	160,063
933	Tribune Publishing Co.*	11,000

		9,696,997

Metals & Mining (0.7%):
16,272	AK Steel Holding Corp.*	44,748
5,563	Alcoa Corp.*	156,654
4,528	Allegheny Technologies, Inc.*^	115,781
799	Ampco-Pittsburgh Corp.*	2,637
2,296	Carpenter Technology Corp.	105,272
4,968	Century Aluminum Co.*	44,116
10,120	Cleveland-Cliffs, Inc.^	101,099
12,366	Coeur d’Alene Mines Corp.*	50,453
6,147	Commercial Metals Co.	104,991
1,902	Compass Minerals International, Inc.	103,412

Shares		Fair Value
Common Stocks, continued
Metals & Mining, continued
7,323	Ferroglobe plc	$15,012
9,823	Ferroglobe Unit*(a)	—
33,112	Freeport-McMoRan Copper & Gold, Inc.	426,813
2,945	Gold Resource Corp.	11,574
943	Haynes International, Inc.	30,959
23,972	Hecla Mining Co.	55,136
151	Kaiser Aluminum Corp.	15,814
1,359	Materion Corp.	77,545
12,309	McEwen Mining, Inc.	18,464
7,907	Newmont Mining Corp.	282,833
6,254	Nucor Corp.	364,920
700	Olympic Steel, Inc.	11,109
2,353	Reliance Steel & Aluminum Co.	212,382
2,119	Royal Gold, Inc.^	192,681
1,500	Ryerson Holding Corp.*	12,840
1,365	Schnitzer Steel Industries, Inc., Class A	32,760
1,772	Southern Copper Corp.^	70,313
11,019	Steel Dynamics, Inc.	388,639
3,673	SunCoke Energy, Inc.*	31,184
701	Synalloy Corp.	10,655
2,052	TimkenSteel Corp.*^	22,285
7,131	United States Steel Corp.	138,983
548	Universal Stainless & Alloy Products, Inc.*	9,080
4,099	Warrior Met Coal, Inc.	124,610
2,898	Worthington Industries, Inc.	108,153

		3,493,907

Multiline Retail (0.7%):
2,583	Big Lots, Inc.	98,206
1,948	Dillard’s, Inc., Class A^	140,295
5,093	Dollar General Corp.	607,595
4,739	Dollar Tree, Inc.*	497,785
18,758	J.C. Penney Co., Inc.*^	27,949
8,043	Kohl’s Corp.^	553,117
15,105	Macy’s, Inc.	362,973
5,858	Nordstrom, Inc.^	259,978
2,055	Ollie’s Bargain Outlet Holdings, Inc.*^	175,353
9,357	Target Corp.	750,993

		3,474,244

Multi-Utilities (0.9%):
5,044	Ameren Corp.	370,986
2,841	Avista Corp.	115,401
1,784	Black Hills Corp.	132,141
9,831	CenterPoint Energy, Inc.	301,812
6,283	CMS Energy Corp.	348,958
3,650	Consolidated Edison, Inc.	309,557
11,603	Dominion Energy, Inc.	889,486
3,156	DTE Energy Co.	393,679
7,317	MDU Resources Group, Inc.	188,998
6,403	NiSource, Inc.	183,510
2,365	NorthWestern Corp.	166,520
5,413	Public Service Enterprise Group, Inc.	321,586
2,131	Sempra Energy^	268,208
844	Unitil Corp.	45,719
4,178	WEC Energy Group, Inc.^	330,396

		4,366,957

Oil, Gas & Consumable Fuels (4.0%):
7,900	Abraxas Petroleum Corp.*	9,875
332	Adams Resources & Energy, Inc.	12,968
5,292	Anadarko Petroleum Corp.	240,680
7,652	Antero Resources Corp.*	67,567
6,173	Apache Corp.^	213,956

See accompanying notes to the schedules of portfolio investments.

AZL DFA U.S. Core Equity Fund

Schedule of Portfolio Investments

March 31, 2019 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Oil, Gas & Consumable Fuels, continued
1,256	Arch Coal, Inc.	$114,635
1,149	Bonanza Creek Energy, Inc.*	26,071
4,519	Cabot Oil & Gas Corp.	117,946
275	California Resources Corp.*^	7,070
15,767	Callon Petroleum Co.*^	119,041
7,100	Carrizo Oil & Gas, Inc.*	88,537
6,243	Centennial Resource Development, Inc., Class A*^	54,876
5,373	Cheniere Energy, Inc.*	367,298
40,762	Chesapeake Energy Corp.*^	126,362
21,964	Chevron Corp.	2,705,525
1,737	Cimarex Energy Co.	121,416
7,534	Clean Energy Fuel Corp.*	23,280
3,508	Cloud Peak Energy, Inc.*	368
10,708	CNX Resources Corp.*	115,325
3,437	Concho Resources, Inc.	381,370
17,974	ConocoPhillips Co.	1,199,584
1,846	CONSOL Energy, Inc.*	63,170
1,423	Contango Oil & Gas Co.*	4,482
1,170	Continental Resources, Inc.*	52,381
2,823	CVR Energy, Inc.	116,308
4,054	Delek US Holdings, Inc.^	147,647
35,565	Denbury Resources, Inc.*	72,908
7,602	Devon Energy Corp.	239,919
8,860	DHT Holdings, Inc.^	39,516
3,772	Diamondback Energy, Inc.	382,971
107	Dorian LPG, Ltd.*	687
8,057	EnCana Corp.	58,333
5,391	Enlink Midstream LLC^	68,897
7,578	EOG Resources, Inc.	721,274
8,400	EP Energy Corp., Class A*	2,184
3,515	EQT Corp.	72,901
2,812	Equitrans Midstream Corp.	61,245
5,493	Extraction Oil & Gas, Inc.*	23,235
54,022	Exxon Mobil Corp.	4,364,977
4,505	Gaslog, Ltd.	78,657
2,514	Green Plains Renewable Energy, Inc.	41,934
8,600	Gulfport Energy Corp.*^	68,972
5,897	Halcon Resources Corp.*	7,961
2,222	Hallador Energy Co.	11,688
5,198	Hess Corp.	313,076
10,617	HighPoint Resources Corp.*	23,464
6,693	HollyFrontier Corp.	329,764
1,180	International Seaways, Inc.*	20,225
23,597	Kinder Morgan, Inc.	472,176
17,233	Kosmos Energy, Ltd.	107,362
12,195	Laredo Petroleum Holdings, Inc.*	37,683
14,759	Marathon Oil Corp.	246,623
10,964	Marathon Petroleum Corp.	656,195
6,316	Matador Resources Co.*	122,088
1,037	Montage Resources Corp.*	15,596
6,993	Murphy Oil Corp.^	204,895
7,953	Noble Energy, Inc.	196,678
11,184	Oasis Petroleum, Inc.*	67,551
11,152	Occidental Petroleum Corp.	738,261
5,786	ONEOK, Inc.	404,094
2,263	Pacific Ethanol, Inc.*	2,218
1,401	Panhandle Oil & Gas, Inc., Class A	21,996
2,936	PAR Pacific Holdings, Inc.*	52,290
5,375	Parsley Energy, Inc., Class A*	103,738
6,440	PBF Energy, Inc., Class A	200,542
3,182	PDC Energy, Inc.*	129,444
4,173	Peabody Energy Corp.	118,221
3,770	Phillips 66	358,791
2,890	Pioneer Natural Resources Co.	440,089

Shares		Fair Value
Common Stocks, continued
Oil, Gas & Consumable Fuels, continued
6	PrimeEnergy Corp.*	$984
11,578	QEP Resources, Inc.*	90,193
4,715	Range Resources Corp.	52,997
3,344	Renewable Energy Group, Inc.*^	73,434
374	REX American Resources Corp.*	30,148
1,820	Ring Energy, Inc.*	10,683
3,428	Scorpio Tankers, Inc.	68,012
3,967	SemGroup Corp., Class A	58,474
8,660	Ship Finance International^	106,865
6,397	SM Energy Co.	111,884
11,084	Southwestern Energy Co.*^	51,984
11,996	SRC Energy, Inc.*	61,420
3,310	Talos Energy, Inc.*	87,914
3,165	Targa Resources Corp.	131,506
6,407	Teekay Shipping Corp.	25,115
3,637	Ultra Petroleum Corp.*	2,219
6,654	Valero Energy Corp.	564,459
6,207	Whiting Petroleum Corp.*^	162,251
6,939	Williams Cos., Inc. (The)	199,288
4,114	World Fuel Services Corp.	118,853
13,673	WPX Energy, Inc.*	179,253

		20,386,993

Paper & Forest Products (0.1%):
2,511	Boise Cascade Co.	67,194
1,659	Clearwater Paper Corp.*	32,317
3,283	Domtar Corp.	163,001
7,047	Louisiana-Pacific Corp.	171,807
5,575	Mercer International, Inc.	75,318
1,286	Neenah Paper, Inc.	82,767
700	P.H. Glatfelter Co.	9,884
5,870	Resolute Forest Products	46,373
1,565	Schweitzer-Mauduit International, Inc.	60,597
2,251	Verso Corp.*	48,216

		757,474

Personal Products (0.4%):
22,998	Avon Products, Inc.*	67,614
9,981	Coty, Inc., Class A	114,782
2,453	Edgewell Personal Care Co.*	107,662
4,081	Estee Lauder Co., Inc. (The), Class A	675,610
4,410	Herbalife, Ltd.*	233,686
1,355	Inter Parfums, Inc.	102,804
609	Medifast, Inc.	77,678
1,236	Natures Sunshine Products, Inc.*	11,482
3,177	Nu Skin Enterprises, Inc., Class A	152,051
2,385	Revlon, Inc.*	46,221
340	United-Guardian, Inc.	6,511
1,364	Usana Health Sciences, Inc.*	114,399

		1,710,500

Pharmaceuticals (3.4%):
4,368	Akorn, Inc.*	15,375
3,430	Allergan plc	502,186
2,003	Amphastar Pharmaceuticals, Inc.*	40,921
900	ANI Pharmaceuticals, Inc.*	63,486
885	Assembly Biosciences, Inc.*^	17,426
12,668	Bristol-Myers Squibb Co.	604,390
6,427	Catalent, Inc.*	260,872
4,376	Corcept Therapeutics, Inc.*^	51,374
1,468	Cumberland Pharmaceuticals, Inc.*	8,529
1,054	Cymabay Therapeutics, Inc.*	13,997
7,796	Elanco Animal Health, Inc.*	250,018
10,978	Eli Lilly & Co.	1,424,505
8,827	Endo International plc*	70,881
5,527	Horizon Pharma plc*	146,079

See accompanying notes to the schedules of portfolio investments.

AZL DFA U.S. Core Equity Fund

Schedule of Portfolio Investments

March 31, 2019 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Pharmaceuticals, continued
3,292	Innoviva, Inc.*	$46,187
2,219	Intra-Cellular Therapies, Inc.*	27,027
1,011	Jazz Pharmaceuticals plc*	144,522
39,587	Johnson & Johnson Co.	5,533,867
2,281	Lannett Co., Inc.*^	17,951
42	Lipocine, Inc.*	97
4,828	Mallinckrodt plc*	104,961
31,533	Merck & Co., Inc.	2,622,600
4,916	Mylan NV*	139,319
1,317	Otonomy, Inc.*	3,464
2,153	Perrigo Co. plc	103,688
86,700	Pfizer, Inc.	3,682,149
793	Phibro Animal Health Corp., Class A	26,169
2,480	Prestige Brands Holdings, Inc.*^	74,177
1,789	Supernus Pharmaceuticals, Inc.*^	62,687
923	Taro Pharmaceutical Industries, Ltd.	99,767
9,791	Zoetis, Inc.	985,660
2,097	Zogenix, Inc.*^	115,356

		17,259,687

Professional Services (0.7%):
3,098	ASGN, Inc.*	196,692
494	Barrett Business Services, Inc.	38,201
3,154	CBIZ, Inc.*	63,837
304	CoStar Group, Inc.*	141,792
456	CRA International, Inc.	23,046
2,881	Equifax, Inc.	341,399
2,728	Exponent, Inc.	157,460
825	Forrester Research, Inc.	39,889
1,854	FTI Consulting, Inc.*	142,424
1,205	Heidrick & Struggles International, Inc.	46,188
466	Hill International, Inc.*	1,361
1,763	Huron Consulting Group, Inc.*	83,249
1,472	ICF International, Inc.	111,990
3,095	InnerWorkings, Inc.*^	11,204
1,626	Insperity, Inc.	201,071
2,223	Kelly Services, Inc., Class A	49,039
2,263	Kforce, Inc.	79,477
2,258	Korn/Ferry International	101,113
3,100	ManpowerGroup, Inc.	256,339
659	Mistras Group, Inc.*	9,101
3,651	Navigant Consulting, Inc.	71,085
7,090	Nielsen Holdings plc	167,820
2,125	Resources Connection, Inc.	35,148
3,340	Robert Half International, Inc.	217,634
2,853	TransUnion	190,695
2,994	TriNet Group, Inc.*	178,862
2,213	Trueblue, Inc.*	52,315
4,020	Verisk Analytics, Inc.	534,659
840	Volt Information Sciences, Inc.*	3,948
1,028	Wageworks, Inc.*	38,817
633	Willdan Group, Inc.*	23,465

		3,609,320

Real Estate Management & Development (0.3%):
400	Altisource Portfolio Solutions*	9,468
10,433	CBRE Group, Inc., Class A*	515,913
339	Consolidated-Tomoka Land Co.^	20,018
279	Forestar Group, Inc.*	4,824
232	FRP Holdings, Inc.*	11,036
318	Griffin Industrial Realty, Inc.	11,082
2,632	HFF, Inc., Class A	125,678
1,280	Howard Hughes Corp. (The)*	140,800
1,295	Jones Lang LaSalle, Inc.	199,663
5,360	Kennedy-Wilson Holdings, Inc.	114,650
2,112	Marcus & Millichap, Inc.*	86,022
6,929	Newmark Group, Inc.	57,788

Shares		Fair Value
Common Stocks, continued
Real Estate Management & Development, continued
997	Rafael Holdings, Inc., Class B*	$12,612
2,090	RE/MAX Holdings, Inc., Class A	80,549
7,526	Realogy Holdings Corp.^	85,796
1,447	Tejon Ranch Co.*	25,467
1,038	The RMR Group, Inc., Class A	63,297
3,157	The St. Joe Co.*^	52,059

		1,616,722

Road & Rail (1.3%):
566	AMERCO, Inc.	210,275
1,475	ArcBest Corp.^	45,415
3,967	Avis Budget Group, Inc.*	138,290
1,699	Covenant Transportation Group, Inc., Class A*	32,247
12,352	CSX Corp.	924,177
1,672	Genesee & Wyoming, Inc., Class A*	145,698
4,879	Heartland Express, Inc.^	94,067
4,231	Hertz Global Holdings, Inc.*	73,492
3,215	J.B. Hunt Transport Services, Inc.	325,647
3,063	Kansas City Southern	355,247
3,490	Knight-Swift Transportation Holdings, Inc.	114,053
2,107	Landstar System, Inc.	230,485
4,459	Marten Transport, Ltd.	79,504
4,829	Norfolk Southern Corp.	902,492
2,520	Old Dominion Freight Line, Inc.	363,863
400	P.A.M. Transportation SVCS*	19,576
2,916	Roadrunner Transportation System, Inc.*	1,225
3,246	Ryder System, Inc.	201,220
1,912	Saia, Inc.*	116,823
11,427	Union Pacific Corp.	1,910,594
2,010	Universal Truckload Services, Inc.	39,557
1,023	USA Truck, Inc.*	14,772
4,896	Werner Enterprises, Inc.	167,198
1,829	YRC Worldwide, Inc.*^	12,236

		6,518,153

Semiconductors & Semiconductor Equipment (4.0%):
2,441	Advanced Energy Industries, Inc.*	121,269
12,550	Advanced Micro Devices, Inc.*^	320,276
2,031	Alpha & Omega Semiconductor, Ltd.*	23,377
1,392	Ambarella, Inc.*	60,134
17,158	Amkor Technology, Inc.*	146,529
2,339	Analog Devices, Inc.	246,227
16,074	Applied Materials, Inc.	637,495
1,615	Axcelis Technologies, Inc.*	32,494
1,701	AXT, Inc.*	7,569
3,701	Broadcom, Inc.	1,112,928
3,367	Brooks Automation, Inc.	98,754
997	Cabot Microelectronics Corp.	111,624
437	CEVA, Inc.*	11,782
3,276	Cirrus Logic, Inc.*	137,821
2,261	Cohu, Inc.	33,350
3,350	Cree, Inc.*^	191,687
9,588	Cypress Semiconductor Corp.	143,053
3,151	Diodes, Inc.*	109,340
7,419	Entegris, Inc.	264,784
3,383	First Solar, Inc.*	178,758
3,971	FormFactor, Inc.*	63,893
1,314	GSI Technology, Inc.*	10,210
975	Inphi Corp.*	42,647
3,317	Integrated Device Technology, Inc.*	162,500
94,998	Intel Corp.	5,101,392
4,648	KLA-Tencor Corp.	555,018

See accompanying notes to the schedules of portfolio investments.

AZL DFA U.S. Core Equity Fund

Schedule of Portfolio Investments

March 31, 2019 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Semiconductors & Semiconductor Equipment, continued
2,537	Kulicke & Soffa Industries, Inc.	$56,093
2,929	Lam Research Corp.	524,320
4,922	Lattice Semiconductor Corp.*	58,719
2,991	MA-COM Technology Solutions Holdings, Inc.*	49,980
11,227	Marvell Technology Group, Ltd.	223,305
5,668	Maxim Integrated Products, Inc.	301,368
3,353	MaxLinear, Inc., Class A*	85,602
3,257	Microchip Technology, Inc.^	270,201
25,684	Micron Technology, Inc.*	1,061,520
2,866	MKS Instruments, Inc.	266,681
793	Monolithic Power Systems, Inc.	107,444
1,348	Nanometrics, Inc.*	41,626
1,500	Neophotonics Corp.*	9,435
150	NVE Corp.^	14,684
9,279	NVIDIA Corp.	1,666,137
14,154	ON Semiconductor Corp.*	291,148
1,438	PDF Solutions, Inc.*	17,759
5,010	Photronics, Inc.*	47,345
1,260	Power Integrations, Inc.	88,124
1,918	Qorvo, Inc.*	137,578
6,173	QUALCOMM, Inc.	352,046
8,280	Rambus, Inc.*	86,526
1,554	Rudolph Technologies, Inc.*	35,431
2,464	Semtech Corp.*	125,442
867	Silicon Laboratories, Inc.*	70,106
5,510	Skyworks Solutions, Inc.	454,465
1,751	SMART Global Holdings, Inc.*^	33,619
2,652	Solaredge Technologies, Inc.*^	99,927
2,209	Synaptics, Inc.*^	87,808
4,497	Teradyne, Inc.	179,160
17,983	Texas Instruments, Inc.	1,907,456
1,678	Ultra Clean Holdings, Inc.*	17,367
782	Universal Display Corp.	119,529
3,598	Veeco Instruments, Inc.*	39,002
4,855	Versum Materials, Inc.	244,255
5,209	Xilinx, Inc.	660,449
3,667	Xperi Corp.	85,808

		19,842,376

Software (4.8%):
3,116	ACI Worldwide, Inc.*	102,423
5,352	Adobe Systems, Inc.*	1,426,254
627	Alarm.com Holding, Inc.*	40,692
1,009	American Software, Inc., Class A	12,058
988	ANSYS, Inc.*	180,517
2,304	Aspen Technology, Inc.*	240,215
1,764	Autodesk, Inc.*	274,866
5,114	Avaya Holdings Corp.*	86,069
2,272	Aware, Inc.*	8,225
1,769	Blackbaud, Inc.^	141,042
794	Bottomline Technologies, Inc.*	39,771
6,502	Cadence Design Systems, Inc.*	412,942
3,648	CDK Global, Inc.	214,575
4,211	Citrix Systems, Inc.	419,668
505	CommVault Systems, Inc.*	32,694
533	Coupa Software, Inc.*	48,492
1,380	Ebix, Inc.^	68,131
699	Ellie Mae, Inc.*	68,984
990	Envestnet, Inc.*	64,736
1,083	Evolving Systems, Inc.*	1,300
1,055	Fair Isaac Corp.*	286,570
1,784	FireEye, Inc.*^	29,953
1,444	Fortinet, Inc.*	121,253
977	Globant SA*	69,758
1,126	Guidewire Software, Inc.*^	109,402

Shares		Fair Value
Common Stocks, continued
Software, continued
385	HubSpot, Inc.*	$63,991
4,987	Intuit, Inc.	1,303,652
2,946	j2 Global, Inc.^	255,124
1,431	LogMeIn, Inc.	114,623
2,898	Manhattan Associates, Inc.*	159,709
107,119	Microsoft Corp.	12,633,615
430	MicroStrategy, Inc., Class A*	62,028
1,803	Monotype Imaging Holdings, Inc.	35,862
600	New Relic, Inc.*	59,220
8,426	Nuance Communications, Inc.*	142,652
1,722	OneSpan, Inc.*	33,097
29,456	Oracle Corp.	1,582,082
2,127	Paycom Software, Inc.*	402,280
237	Paylocity Holding Corp.*	21,138
963	Pegasystems, Inc.	62,595
2,433	Progress Software Corp.	107,952
400	Proofpoint, Inc.*	48,572
393	PTC, Inc.*^	36,227
1,224	Qualys, Inc.*	101,274
752	Qumu Corp.*	1,842
2,745	RealNetworks, Inc.*	8,537
1,867	RealPage, Inc.*^	113,308
3,102	Red Hat, Inc.*	566,735
737	Rubicon Project, Inc.*	4,481
2,640	Salesforce.com, Inc.*	418,097
1,200	Sapiens International Corp. NV	18,336
2,393	SeaChange International, Inc.*	3,183
574	ServiceNow, Inc.*	141,485
967	Splunk, Inc.*	120,488
4,018	SS&C Technologies Holdings, Inc.	255,906
2,577	Symantec Corp.	59,245
2,279	Synchronoss Technologies, Inc.*	13,856
1,545	Synopsys, Inc.*	177,907
766	Tableau Software, Inc., Class A*	97,496
3,390	Telaria, Inc.*	21,493
454	The Trade Desk, Inc.*	89,869
7,428	TiVo Corp.	69,229
547	Tyler Technologies, Inc.*	111,807
200	Ultimate Software Group, Inc. (The)*	66,026
2,230	Verint Systems, Inc.*	133,488
742	VMware, Inc., Class A	133,938
494	Workday, Inc., Class A*^	95,268

		24,448,303

Specialty Retail (3.4%):
3,417	Aaron’s, Inc.	179,734
4,015	Abercrombie & Fitch Co., Class A^	110,051
2,444	Advance Auto Parts, Inc.	416,775
11,871	American Eagle Outfitters, Inc.	263,180
492	America’s Car Mart, Inc.*	44,939
1,809	Asbury Automotive Group, Inc.*^	125,472
9,258	Ascena Retail Group, Inc.*^	9,999
3,229	At Home Group, Inc.*	57,670
5,034	AutoNation, Inc.*^	179,814
600	AutoZone, Inc.*	614,472
3,164	Barnes & Noble Education, Inc.*	13,289
5,007	Barnes & Noble, Inc.	27,188
9,785	Bed Bath & Beyond, Inc.^	166,247
5,789	Best Buy Co., Inc.	411,366
1,657	Big 5 Sporting Goods Corp.	5,269
1,519	Boot Barn Holdings, Inc.*	44,719
583	Build-A-Bear Workshop, Inc.*	3,556
1,808	Burlington Stores, Inc.*	283,277
3,180	Caleres, Inc.	78,514
6,188	CarMax, Inc.*^	431,922
1,987	Cato Corp., Class A^	29,765
7,822	Chico’s FAS, Inc.^	33,400

See accompanying notes to the schedules of portfolio investments.

AZL DFA U.S. Core Equity Fund

Schedule of Portfolio Investments

March 31, 2019 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Specialty Retail, continued
988	Children’s Place Retail Stores, Inc. (The)	$96,113
881	Citi Trends, Inc.	17,012
1,572	Conn’s, Inc.*	35,936
1,097	Destination Maternity Corp.*	2,391
2,864	Destination XL Group, Inc.*^	7,017
4,900	Dick’s Sporting Goods, Inc.^	180,369
3,425	DSW, Inc., Class A	76,104
6,313	Express, Inc.*	27,020
2,086	Five Below, Inc.*^	259,186
6,511	Foot Locker, Inc.^	394,567
2,397	Francesca’s Holdings Corp.*^	1,621
3,938	GameStop Corp., Class A	40,010
16,270	Gap, Inc. (The)	425,949
1,571	Genesco, Inc.*	71,559
1,200	Group 1 Automotive, Inc.	77,640
4,368	Guess?, Inc.	85,613
1,166	Haverty Furniture Cos., Inc.	25,512
1,874	Hibbett Sports, Inc.*^	42,746
20,615	Home Depot, Inc. (The)	3,955,813
1,036	Kirkland’s, Inc.*^	7,283
4,361	L Brands, Inc.^	120,276
1,518	Lithia Motors, Inc., Class A^	140,795
15,397	Lowe’s Cos., Inc.	1,685,510
1,427	MarineMax, Inc.*	27,341
7,372	Michaels Cos., Inc. (The)*	84,188
1,920	Monro Muffler Brake, Inc.^	166,118
2,054	Murphy U.S.A., Inc.*	175,863
1,200	National Vision Holdings, Inc.*	37,716
37,074	Office Depot, Inc.	134,579
1,773	O’Reilly Automotive, Inc.*	688,456
5,666	Party City Holdco, Inc.*^	44,988
3,939	Penske Automotive Group, Inc.	175,876
170	Pier 1 Imports, Inc.*	130
900	Rent-A-Center, Inc.*	18,783
1,042	Restoration Hardware, Inc.*	107,274
7,248	Ross Stores, Inc.	674,789
4,842	RTW Retailwinds, Inc.*^	11,621
5,608	Sally Beauty Holdings, Inc.*^	103,243
600	Shoe Carnival, Inc.	20,418
3,863	Signet Jewelers, Ltd.	104,919
2,056	Sleep Number Corp.*	96,632
3,293	Sonic Automotive, Inc., Class A^	48,769
1,606	Sportsman’s Warehouse Holdings, Inc.*	7,709
289	Tandy Leather Factory, Inc.*	1,734
2,860	The Tile Shop Holdings, Inc.^	16,188
3,992	Tiffany & Co.	421,356
854	Tilly’s, Inc.	9,505
23,403	TJX Cos., Inc. (The)	1,245,274
3,647	Tractor Supply Co.	356,531
1,946	Ulta Salon, Cosmetics & Fragrance, Inc.*	678,629
5,535	Urban Outfitters, Inc.*	164,057
1,993	Vitamin Shoppe, Inc.*^	14,031
4,383	Williams-Sonoma, Inc.	246,631
285	Winmark Corp.	53,748
2,204	Zumiez, Inc.*	54,858

		17,298,614

Technology Hardware, Storage & Peripherals (3.7%):
6,315	3D Systems Corp.*^	67,949
83,019	Apple, Inc.	15,769,460
728	Astro-Med, Inc.	14,844
2,354	Avid Technology, Inc.*	17,537
2,472	Cray, Inc.*	64,396

Shares		Fair Value
Common Stocks, continued
Technology Hardware, Storage & Peripherals, continued
3,700	Dell Technologies, Inc., Class C*	$217,153
2,278	Diebold, Inc.*	25,217
3,516	Electronics for Imaging, Inc.*^	94,580
13,649	Hewlett Packard Enterprise Co.	210,604
22,329	HP, Inc.	433,852
7,166	NCR Corp.*	195,560
7,098	NetApp, Inc.	492,176
2,304	Pure Storage, Inc., Class A*^	50,204
8,455	Seagate Technology plc^	404,910
2,522	Stratasys, Ltd.*	60,074
2,313	Super Micro Computer, Inc.*	48,868
6,156	Western Digital Corp.	295,857
7,974	Xerox Corp.	255,009

		18,718,250

Textiles, Apparel & Luxury Goods (1.3%):
5,725	Capri Holdings, Ltd.*	261,919
2,618	Carter’s, Inc.	263,868
1,828	Columbia Sportswear Co.	190,441
4,393	Crocs, Inc.*	113,120
810	Culp, Inc.	15,576
1,758	Deckers Outdoor Corp.*	258,408
3,440	Fossil Group, Inc.*	47,197
2,480	G-III Apparel Group, Ltd.*	99,101
11,489	Hanesbrands, Inc.^	205,423
3,045	Lululemon Athletica, Inc.*	498,983
1,551	Movado Group, Inc.	56,425
20,970	Nike, Inc., Class B	1,765,885
1,259	Oxford Industries, Inc.	94,752
1,151	PVH Corp.	140,364
1,477	Ralph Lauren Corp.	191,537
570	Rocky Brands, Inc.	13,657
3,577	Sequential Brands Group, Inc.*	4,579
7,159	Skechers U.S.A., Inc., Class A*	240,614
2,686	Steven Madden, Ltd.	90,894
700	Superior Uniform Group, Inc.	11,634
8,939	Tapestry, Inc.	290,428
3,746	Under Armour, Inc., Class C*	70,687
1,027	Unifi, Inc.*	19,872
802	Vera Bradley, Inc.*	10,627
5,997	VF Corp.	521,200
3,237	Wolverine World Wide, Inc.	115,658

		5,592,849

Thrifts & Mortgage Finance (0.5%):
4,484	Axos Financial, Inc.*^	129,857
1,591	BankFinancial Corp.	23,658
311	BSB Bancorp, Inc.*	10,213
7,721	Capitol Federal Financial, Inc.	103,075
2,791	Dime Community Bancshares	52,275
855	ESSA Bancorp, Inc.	13,167
4,321	Essent Group, Ltd.*	187,747
403	Federal Agricultural Mortgage Corp.	29,189
408	First Capital, Inc.	21,012
1,544	First Defiance Financial Corp.	44,375
3,346	Flagstar Bancorp, Inc.	110,150
8	Greene County Bancorp, Inc.	243
155	Hingham Institution for Savings	26,662
1,670	HomeStreet, Inc.*	44,005
687	HopFed Bancorp, Inc.	13,534
413	IF Bancorp, Inc.^	8,231
966	Impac Mortgage Holdings, Inc.*	3,787
5,948	Kearny Financial Corp.	76,551
1,249	Kentucky First Federal Bancorp	9,368
750	Lake Shore Bancorp, Inc.	11,850
194	LendingTree, Inc.*	68,203
3,570	Meridian Bancorp, Inc.	56,013

See accompanying notes to the schedules of portfolio investments.

AZL DFA U.S. Core Equity Fund

Schedule of Portfolio Investments

March 31, 2019 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Thrifts & Mortgage Finance, continued
2,468	Meta Financial Group, Inc.	$48,570
17,771	MGIC Investment Corp.*	234,398
4,623	Mr Cooper Group, Inc.*	44,335
7,598	New York Community Bancorp, Inc.	87,909
3,378	NMI Holdings, Inc., Class A*	87,389
1,311	Northeast Community Bancorp, Inc.	14,565
2,984	Northfield Bancorp, Inc.	41,478
5,417	Northwest Bancshares, Inc.	91,926
3,167	Oceanfirst Financial Corp.	76,198
503	Oconee Federal Financial Corp.	13,083
6,975	Ocwen Financial Corp.*	12,695
3,358	Oritani Financial Corp.^	55,844
4,877	PennyMac Financial Services, Inc.	108,464
679	Provident Financial Holdings, Inc.	13,526
4,874	Provident Financial Services, Inc.	126,188
6,456	Radian Group, Inc.	133,896
420	Riverview Bancorp, Inc.	3,070
967	SI Financial Group, Inc.	12,484
561	Southern Missouri Bancorp, Inc.	17,279
733	Territorial Bancorp, Inc.	19,725
5,881	TFS Financial Corp.^	96,860
7,273	TrustCo Bank Corp.	56,438
2,800	United Community Financial Corp.	26,180
3,669	United Financial Bancorp, Inc.	52,650
3,136	Washington Federal, Inc.	90,599
2,036	Waterstone Financial, Inc.	33,513
2,381	Wawlker & Dunlop, Inc.	121,217
1,498	Western New England BanCorp, Inc.	13,827
2,825	WSFS Financial Corp.	109,045

		2,886,516

Tobacco (0.8%):
35,300	Altria Group, Inc.	2,027,279
20,011	Philip Morris International, Inc.	1,768,772
1,284	Universal Corp.	73,997
8,071	Vector Group, Ltd.^	87,086

		3,957,134

Trading Companies & Distributors (0.8%):
6,679	Air Lease Corp.	229,424
4,508	Aircastle, Ltd.	91,242
1,994	Applied Industrial Technologies, Inc.	118,583
2,840	Beacon Roofing Supply, Inc.*	91,334
3,866	BMC Stock Holdings, Inc.*	68,312
1,592	CAI International, Inc.*^	36,934
644	DXP Enterprises, Inc.*	25,064
7,381	Fastenal Co.^	474,672
876	GATX Corp.	66,900
2,334	GMS, Inc.*	35,290
3,600	H&E Equipment Services, Inc.	90,396
6,084	HD Supply Holdings, Inc.*	263,741
2,167	Herc Holdings, Inc.*	84,470
1,307	Huttig Building Products, Inc.*	3,620
1,554	Kaman Corp., Class A	90,816
5,217	MRC Global, Inc.*	91,193
2,233	MSC Industrial Direct Co., Inc., Class A	184,691
5,453	NOW, Inc.*	76,124
1,902	Rush Enterprises, Inc., Class A	79,523
2,034	Systemax, Inc.	46,050
2,654	Textainer Group Holdings, Ltd.*	25,611
651	Titan Machinery, Inc.*	10,130
1,007	TransAct Technologies, Inc.*	23,141
3,334	Triton International, Ltd.	103,687
2,958	United Rentals, Inc.*	337,952
5,822	Univar, Inc.*	129,005
1,184	Veritiv Corp.*	31,163
1,656	W.W. Grainger, Inc.^	498,341
902	Watsco, Inc.	129,175
84	Watsco, Inc., Class B	11,904
2,455	WESCO International, Inc.*	130,140

		3,678,628

Transportation Infrastructure (0.0%†):
2,859	Macquarie Infrastructure Corp.	117,848

Water Utilities (0.2%):
1,727	American States Water Co.	123,135
2,774	American Water Works Co., Inc.	289,218
5,012	Aqua America, Inc.	182,638
1,620	AquaVenture Holdings, Ltd.*^	31,347
491	Artesian Resources Corp.	18,300
2,491	California Water Service Group	135,211
665	Connecticut Water Service, Inc.	45,652
979	Middlesex Water Co.	54,814
669	Pure Cycle Corp.*	6,596
1,234	SJW Corp.	76,187
772	York Water Co. (The)	26,495

		989,593

Shares		Fair Value
Common Stocks, continued
Wireless Telecommunication Services (0.2%):
2,055	Boingo Wireless, Inc.*^	$47,840
2,603	Shenandoah Telecommunications Co.	115,469
1,649	Spok Holdings, Inc.	22,459
15,850	Sprint Corp.*	89,553
4,354	Telephone & Data Systems, Inc.	133,798
7,271	T-Mobile US, Inc.*	502,427
1,695	United States Cellular Corp.*	77,817

		989,363

Total Common Stocks (Cost $400,929,430)		506,354,437

Rights (0.0%†):
Chemicals (0.0%†):
2,215	Schulman, Inc. CVR, Expires on 12/31/49*(a)	—

Diversified Financial Services (0.0%†):
2,411	NewStar Financial, Inc. CVR, Expires on 12/31/49*	469

Media (0.0%†):
9,820	Media General, Inc. CVR, Expires on 12/31/49*	769

Total Rights (Cost $4,345)		1,238

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Short-Term Securities Held as Collateral for Securities on Loan (6.1%)(b)
Floating Rate Notes (1.2%)
300,129	Apple Inc, 2.70%, 5/6/19	300,098
285,040	Australia & New Zealand Banking, 2.63%, 8/23/19	285,000
298,049	Bank of Nova Scotia, 2.81%, 5/17/19	298,000
259,033	BNP Paribas, 2.69%, 6/11/19	259,000
300,062	Commonwealth Bank of Australia, 2.86%, 7/19/19	300,000
300,038	Commonwealth Bank of Australia, 2.78%, 8/2/19	300,002
300,105	Cooperatieve Rabobank UA, 2.69%, 8/2/19	300,000
300,044	Credit Agricole Groupe, 2.77%, 5/2/19	300,000
261,226	Credit Agricole Groupe, 2.76%, 6/3/19	261,143
299,999	Credit Suisse Group AG, 2.87%, 1/30/20	300,000
299,999	DNB Bank ASA, 2.72%, 2/7/20	300,000
289,046	Groupe BPCE, 2.84%, 1/31/20	289,000
271,083	Lloyds Banking Group plc, 2.67%, 8/15/19	271,000
300,174	Mitsubishi UFJ Financial Group, 2.80%, 6/11/19	300,000
300,044	Mizuho Financial Group Inc, 2.65%, 8/5/19	300,000
300,029	National Australia Bank Ltd, 2.80%, 5/10/19	300,000
300,030	New York Life Insurance Co, 2.77%, 4/12/19	300,013
266,003	Nordea Bank ABP, 2.64%, 4/1/19	266,000
300,073	Societe Generale, 2.90%, 2/3/20	300,000
300,004	Toyota Motor Corp, 2.74%, 5/15/19	300,000
273,251	Westpac Banking Corp, 2.79%, 10/31/19	273,000

		6,102,256

Miscellaneous Investments (4.9%):
24,667,617	Short Term Investments(c)	24,667,617

Total Short-Term Securities Held as Collateral for Securities on Loan (Cost $30,769,873)		30,769,873

Unaffiliated Investment Company (0.1%):
610,182	Dreyfus Treasury Securities Cash Management Fund, Institutional Shares, 2.27%(d)	610,182

Total Unaffiliated Investment Company (Cost $610,182)		610,182

Total Investment Securities (Cost $432,313,830) - 106.1%		537,735,730
Net other assets (liabilities) - (6.1)%		(30,901,050)

Net Assets - 100.0%		$506,834,680

See accompanying notes to the schedules of portfolio investments.

AZL DFA U.S. Core Equity Fund

Schedule of Portfolio Investments

March 31, 2019 (Unaudited)

Percentages indicated are based on net assets as of March 31, 2019.

ADR	-	American Depositary Receipt
CVR	-	Contingency Valued Rights

*	Non-income producing security.
^	This security or a partial position of this security was on loan as of March 31, 2019. The total value of securities on loan as of March 31, 2019, was $30,181,604.
(a)

Security was valued using unobservable inputs in good faith pursuant to procedures approved by the Board of Trustees as of March 31, 2019. The total of all such securities represent 0.00% of the net assets of the fund.

(b)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before March 31, 2019.
(c)

Represents various short-term investments purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before March 31, 2019.

(d)	The rate represents the effective yield at March 31, 2019.
†	Represents less than 0.05%.

Amounts shown as “—” are either $0 or round to less than $1.

See accompanying notes to the schedules of portfolio investments.

AZL DFA U.S. Small Cap Fund

Schedule of Portfolio Investments

March 31, 2019 (Unaudited)

Shares		Fair Value
Common Stocks (99.7%):
Aerospace & Defense (1.4%):
1,397	AAR Corp.	$45,416
10,367	Aerojet Rocketdyne Holdings, Inc.*^	368,339
2,568	AeroVironment, Inc.*	175,677
5,128	Arotech Corp.*	15,025
2,615	Astronics Corp.*	85,563
392	Astronics Corp., Class B*	12,728
4,266	Axon Enterprise, Inc.*	232,113
685	CPI Aerostructures, Inc.*	4,453
3,061	Cubic Corp.	172,151
766	Ducommun, Inc.*	33,336
3,376	Innovative Solutions & Support, Inc.*	10,162
11,071	Kratos Defense & Security Solutions, Inc.*^	173,040
4,348	Mercury Computer Systems, Inc.*	278,620
4,347	Moog, Inc., Class A	377,971
947	National Presto Industries, Inc.	102,797
7,022	The KEYW Holding Corp.*	60,530
3,103	Triumph Group, Inc.^	59,143
459	Vectrus, Inc.*	12,205
12,220	WESCO Aircraft Holdings, Inc.*^	107,414

		2,326,683

Air Freight & Logistics (0.6%):
492	Air T, Inc.*	14,883
7,991	Air Transport Services Group, Inc.*	184,193
1,862	Atlas Air Worldwide Holdings, Inc.*	94,143
3,555	Echo Global Logistics, Inc.*	88,093
4,353	Forward Air Corp.	281,769
5,582	Hub Group, Inc., Class A*	228,024
5,212	Radiant Logistics, Inc.*	32,836

		923,941

Airlines (0.5%):
2,342	Allegiant Travel Co.^	303,218
7,320	Hawaiian Holdings, Inc.	192,150
2,689	SkyWest, Inc.	145,986
4,325	Spirit Airlines, Inc.*	228,620

		869,974

Auto Components (1.8%):
3,195	Adient plc^	41,407
12,952	American Axle & Manufacturing Holdings, Inc.*	185,343
7,311	Cooper Tire & Rubber Co.	218,526
2,216	Cooper-Standard Holding, Inc.*	104,063
11,599	Dana Holding Corp.	205,766
1,619	Delphi Technologies plc	31,182
4,979	Dorman Products, Inc.*	438,600
4,852	Fox Factory Holding Corp.*	339,106
5,653	Gentherm, Inc.*	208,370
4,274	Goodyear Tire & Rubber Co.	77,573
1,680	Horizon Global Corp.*	3,259
3,713	LCI Industries	285,233
7,745	Modine Manufacturing Co.*	107,423
2,866	Motorcar Parts of America, Inc.*^	54,081
1,992	Shiloh Industries, Inc.*	10,956
3,444	Standard Motor Products, Inc.	169,100
3,162	Stoneridge, Inc.*	91,255
733	Strattec Security Corp.	21,536
4,822	Tenneco, Inc.	106,856
3,420	Tower International, Inc.	71,923
472	Veoneer, Inc.*	10,795
3,073	Visteon Corp.*	206,967
4,313	VOXX International Corp.*^	19,926

		3,009,246

Automobiles (0.1%):
1,539	Thor Industries, Inc.	95,987
4,607	Winnebago Industries, Inc.^	143,508

		239,495

Shares		Fair Value
Common Stocks, continued
Banks (12.0%):
1,584	1st Constitution Bancorp	$28,148
3,659	1st Source Corp.	164,326
410	ACNB Corp.	15,170
704	Allegiance Bancshares, Inc.*	23,739
1,339	American National Bankshares, Inc.	46,758
346	American River Bankshares	4,498
4,156	Ameris Bancorp	142,759
1,649	Ames National Corp.	45,199
1,757	Arrow Financial Corp.	57,788
5,947	Associated Banc-Corp.	126,968
1,465	Atlantic Capital Bancshares, Inc.*	26,121
13	Auburn National Bancorp, Inc.	513
5,894	Banc of California, Inc.	81,573
4,614	BancFirst Corp.	240,620
810	Bancorp of New Jersey, Inc.*	10,830
8,252	Bancorp, Inc. (The)*	66,676
11,527	BancorpSouth Bank^	325,292
2,653	Bank of Commerce Holdings	27,989
3,143	Bank of Hawaii Corp.^	247,888
2,190	Bank of Marin Bancorp	89,111
357	Bank of Nt Butterfield & Son, Ltd. (The)	12,809
485	Bank of South Carolina Corp.	8,842
3,542	Bank OZK^	102,647
2,842	BankUnited, Inc.	94,923
3,835	Banner Corp.	207,742
2,449	Bar Harbor Bankshares	63,356
595	BCB Bancorp, Inc.	7,973
4,723	Berkshire Hills Bancorp, Inc.	128,655
1,025	Blue Hills BanCorp, Inc.	24,498
9,350	Boston Private Financial Holdings, Inc.	102,476
2,206	Bridge Bancorp, Inc.	64,636
10,018	Brookline Bancorp, Inc.	144,259
2,266	Bryn Mawr Bank Corp.	81,871
227	C&F Financial Corp.	11,486
6,024	Cadence Bancorp	111,745
1,274	California First National Bancorp	19,747
2,359	Camden National Corp.	98,417
2,242	Capital City Bank Group, Inc.	48,831
1,218	Carolina Financial Corp.	42,131
9,304	Cathay General Bancorp	315,499
10,318	Centerstate Banks, Inc.	245,672
5,261	Central Pacific Financial Corp.	151,727
1,141	Central Valley Community Bancorp	22,307
511	Century Bancorp, Inc.	37,303
2,867	Chemical Financial Corp.	118,006
668	Chemung Financial Corp.	31,349
2,009	Citizens & Northern Corp.	50,305
261	Citizens First Corp.	6,475
718	Citizens Holding Co.	16,191
2,264	City Holding Co.^	172,494
822	Civista Bancshares, Inc.	17,944
2,720	CNB Financial Corp.	68,734
81	Codorus Valley Bancorp, Inc.	1,729
56	Colony Bankcorp, Inc.	958
8,275	Columbia Banking System, Inc.	270,510
5,723	Community Bank System, Inc.^	342,063
3,296	Community Bankers Trust Corp.	24,127
2,232	Community Trust Bancorp, Inc.	91,646
525	Community West Bancshares	5,345
4,062	ConnectOne Bancorp, Inc.	80,021
4,048	Customers Bancorp, Inc.*	74,119

See accompanying notes to the schedules of portfolio investments.

AZL DFA U.S. Small Cap Fund

Schedule of Portfolio Investments

March 31, 2019 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Banks, continued
15,555	CVB Financial Corp.	$327,432
130	DNB Financial Corp.	4,910
609	Eagle Bancorp Montana, Inc.	10,316
4,678	Eagle Bancorp, Inc.*	234,836
2,893	Enterprise Financial Services Corp.	117,948
924	Equity Bancshares, Inc.*	26,611
534	Evans Bancorp, Inc.	19,037
12,569	F.N.B. Corp.^	133,231
2,582	Farmers National Banc Corp.	35,606
242	Fauquier Bankshares, Inc.	4,726
3,915	Fidelity Southern Corp.	107,232
7,393	Fifth Third Bancorp	186,451
2,609	Financial Institutions, Inc.	70,913
28,440	First Bancorp	325,923
3,366	First Bancorp	117,002
2,165	First Bancorp, Inc.	53,952
965	First Bancshares, Inc. (The)	29,819
5,271	First Busey Corp.	128,612
940	First Business Financial Services, Inc.	18,819
3,144	First Commonwealth Financial Corp.	39,614
2,514	First Community Bankshares	83,314
10,949	First Financial Bancorp	263,433
4,968	First Financial Bankshares, Inc.^	287,051
1,800	First Financial Corp.	75,600
1,717	First Financial Northwest, Inc.	27,043
2,578	First Foundation, Inc.	34,983
5,182	First Hawaiian, Inc.	134,991
402	First Internet BanCorp	7,771
3,985	First Interstate BancSystem, Class A	158,683
5,491	First Merchants Corp.	202,343
320	First Mid-Illinois Bancshares, Inc.	10,662
11,327	First Midwest Bancorp, Inc.	231,750
3,897	First of Long Island Corp. (The)	85,461
28	First Savings Financial Group	1,513
234	First United Corp.	4,039
908	First US Bancshares, Inc.	9,080
3,766	Flushing Financial Corp.	82,588
601	Franklin Financial Network, Inc.	17,435
19,583	Fulton Financial Corp.^	303,145
3,270	German American Bancorp, Inc.	96,138
8,924	Glacier Bancorp, Inc.	357,584
2,005	Great Southern Bancorp, Inc.	104,060
2,715	Great Western Bancorp, Inc.	85,767
2,940	Hancock Holding Co.	118,776
4,853	Hanmi Financial Corp.	103,223
846	Harborone BanCorp, Inc.*	14,551
40	Hawthorn Bancshares, Inc.	930
3,598	Heartland Financial USA, Inc.	153,455
3,957	Heritage Financial Corp.	119,264
5,806	Hertiage Commerce Corp.	70,253
15,083	Hilltop Holdings, Inc.	275,265
6,293	Home Bancshares, Inc.	110,568
2,818	Hometrust Bancshares, Inc.	71,014
14,852	Hope BanCorp, Inc.	194,264
4,456	Horizon Bancorp	71,697
698	IBERIABANK Corp.	50,054
3,081	Independent Bank Corp.	249,592
4,715	Independent Bank Group, Inc.	241,832
7,476	International Bancshares Corp.	284,312
8,851	Investors Bancorp, Inc.	104,884
6,091	Lakeland Bancorp, Inc.	90,939
3,599	Lakeland Financial Corp.	162,747
821	Landmark Bancorp, Inc.	18,727
1,512	LCNB Corp.	25,931
4,935	LegacyTexas Financial Group, Inc.	184,520

Shares		Fair Value
Common Stocks, continued
Banks, continued
1,000	Limestone Bancorp, Inc.*	$14,940
1,383	Live Oak Bancshares, Inc.^	20,206
5,225	Macatawa Bank Corp.	51,937
1,048	Mackinac Financial Corp.^	16,496
1,565	MBT Financial Corp.	15,681
2,659	Mercantile Bank Corp.	87,002
974	Midland States BanCorp, Inc.	23,434
1,441	MidWestone Financial Group, Inc.	39,267
892	MutualFirst Financial, Inc.	26,733
4,074	National Bank Holdings Corp.	135,501
1,069	National Bankshares, Inc.	45,807
647	National Commerce Corp.*	25,369
4,939	NBT Bancorp, Inc.	177,853
378	Nicolet Bankshares, Inc.*	22,529
1,136	Northeast Bancorp^	23,492
657	Northrim Bancorp, Inc.	22,614
609	Norwood Financial Corp.	18,782
7,468	OFG Bancorp	147,792
183	Ohio Valley Banc Corp.	6,615
2,587	Old Line Bancshares, Inc.	64,494
17,586	Old National Bancorp^	288,410
1,004	Old Point Financial Corp.	21,285
3,314	Old Second Bancorp, Inc.	41,723
1,805	Opus Bank	35,739
1,398	Orrstown Financial Services, Inc.	25,989
1,718	Pacific Mercantile Bancorp*	13,091
4,430	Pacific Premier Bancorp, Inc.	117,528
2,017	Park National Corp.	191,111
1,488	Parke Bancorp, Inc.	31,084
2,884	Peapack-Gladstone Financial Corp.	75,618
968	Penns Woods Bancorp, Inc.	39,785
434	Peoples Bancorp of NC	11,544
3,066	Peoples Bancorp, Inc.	94,954
452	People’s Utah BanCorp	11,919
997	Pinnacle Financial Partners, Inc.	54,536
773	Popular, Inc.	40,296
2,285	Preferred Bank Los Angeles	102,756
1,193	Premier Financial Bancorp, Inc.	18,742
1,118	QCR Holdings, Inc.	37,923
351	Rbb BanCorp^	6,599
5,547	Renasant Co.	187,766
2,499	Republic Bancorp, Inc., Class A	111,755
6,466	Republic First Bancorp, Inc.*	33,947
3,965	S & T Bancorp, Inc.	156,736
320	Salisbury Bancorp, Inc.	13,184
4,027	Sandy Spring Bancorp, Inc.	125,965
552	SB Financial Group, Inc.	9,947
625	SB One BanCorp	13,575
4,737	Seacoast Banking Corp.*	124,820
1,252	Select Bancorp, Inc.*	14,235
3,209	ServisFirst Bancshares, Inc.^	108,336
2,325	Shore Bancshares, Inc.	34,666
2,333	Sierra Bancorp	56,692
10,700	Simmons First National Corp., Class A^	261,936
4,213	South State Corp.	287,916
562	Southern First Bancshares, Inc.*	19,035
2,309	Southern National Bancorp	33,827
3,815	Southside Bancshares, Inc.	126,772
88	Southwest Georgia Financial Corp.	1,815
14,724	Sterling Bancorp	274,308
690	Stewardship Financial Corp.	6,383
3,509	Stock Yards Bancorp, Inc.	118,639
682	Summit Financial Group, Inc.	18,080
1,203	Summit State Bank^	13,931
16,193	TCF Financial Corp.	335,032

See accompanying notes to the schedules of portfolio investments.

AZL DFA U.S. Small Cap Fund

Schedule of Portfolio Investments

March 31, 2019 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Banks, continued
1,818	Texas Capital Bancshares, Inc.*	$99,245
2,166	Tompkins Financial Corp.	164,768
7,834	TowneBank	193,892
3,566	TriCo Bancshares	140,108
4,406	Tristate Capital Holdings, Inc.*	90,015
969	Triumph BanCorp, Inc.*	28,479
7,744	Trustmark Corp.	260,431
98	Two River Bancorp	1,553
3,397	UMB Financial Corp.	217,544
2,880	Umpqua Holdings Corp.	47,520
7,824	Union Bankshares Corp.	252,950
249	Union Bankshares, Inc.	11,262
450	United Bancshares, Inc.	10,400
4,486	United Bankshares, Inc.^	162,573
3,612	United Community Banks, Inc.	90,047
916	United Security Bancshares	9,710
42	Unity Bancorp, Inc.	793
3,568	Univest Corp.	87,273
13,902	Valley National Bancorp^	133,181
2,264	Veritex Holdings, Inc.	54,834
2,567	Washington Trust Bancorp	123,601
127	Wellesley Bank	3,877
6,318	WesBanco, Inc.	251,141
2,380	West Bancorp	49,218
3,781	Westamerica Bancorp^	233,666
1,398	Wintrust Financial Corp.	94,127

		20,216,438

Beverages (0.5%):
547	Boston Beer Co., Inc. (The), Class A*	161,217
1,011	Coca-Cola Bottling Co. Consolidated	290,996
1,920	Craft Brewers Alliance, Inc.*	26,842
2,640	MGP Ingredients, Inc.	203,676
634	National Beverage Corp.^	36,601
1,846	Primo Water Corp.*^	28,539
985	Willamette Valley Vineyards, Inc.*	7,102

		754,973

Biotechnology (1.2%):
838	Abeona Therapeutics, Inc.*	6,168
8,857	Achillion Pharmaceuticals, Inc.*	26,217
4,449	Acorda Therapeutics, Inc.*^	59,127
1,123	Aduro Biotech, Inc.*	4,470
3,308	Adverum Biotechnologies, Inc.*	17,334
228	Albireo Pharma, Inc.*	7,344
1,905	Alder Biopharmaceuticals, Inc.*	26,003
1,397	AMAG Pharmaceuticals, Inc.*	17,993
1,103	Applied Genetic Technologies Corp.*	4,622
3,846	Aptevo Therapeutics, Inc.*	3,461
3,101	Ardelyx, Inc.*	8,683
409	Atara Biotherapeutics, Inc.*	16,258
804	Avrobio, Inc.*	17,728
1,280	Biospecifics Technologies Corp.*	79,782
4,360	Calithera Biosciences, Inc.*	29,386
1,053	Catalyst Biosciences, Inc.*^	8,540
3,002	ChemoCentryx, Inc.*	41,698
10,291	Chimerix, Inc.*	21,611
1,046	Concert Pharmaceuticals, Inc.*	12,625
5,621	Emergent Biosolutions, Inc.*	283,972
2,302	Enanta Pharmaceuticals, Inc.*	219,887
2,224	Five Prime Therapeutics, Inc.*	29,802
289	Genomic Health, Inc.*	20,244
589	Global Blood Therapeutics, Inc.*	31,176
1,738	Glycomimetics Industries*^	21,655
1,100	Halozyme Therapeutics, Inc.*	17,710
592	ImmuCell Corp.*	3,759
2,155	Intellia Therapeutics, Inc.*	36,807

Shares		Fair Value
Common Stocks, continued
Biotechnology, continued
3,800	Jounce Therapeutics, Inc.*	$23,560
2,265	Karyopharm Therapeutics, Inc.*	13,228
2,769	Kindred Biosciences, Inc.*	25,392
2,093	Kura Oncology, Inc.*	34,723
742	Ligand Pharmaceuticals, Inc., Class B*	93,277
1,612	Macrogenics, Inc.*	28,984
3,803	Mimedx Group, Inc.*^	13,349
9,783	Myriad Genetics, Inc.*	324,795
687	ObsEva SA*	8,787
19,735	OPKO Health, Inc.*^	51,508
19,091	PDL BioPharma, Inc.*^	71,019
1,429	Pfenex, Inc.*	8,831
4,400	Progenics Pharmaceuticals, Inc.*	20,416
2,626	Prothena Corp. plc*	31,853
1,357	Recro Pharma, Inc.*^	7,952
858	Repligen Corp.*	50,691
3,247	Retrophin, Inc.*	73,480
1,925	Rigel Pharmaceuticals, Inc.*	4,947
846	Sierra Oncology, Inc.*	1,447
1,670	Spectrum Pharmaceuticals, Inc.*^	17,852
1,000	Syndax Pharmaceuticals, Inc.*	5,250
905	Syros Pharmaceuticals, Inc.*	8,272
6,962	Verastem, Inc.*	20,608
3,399	Zafgen, Inc.*	9,313

		2,023,596

Building Products (1.8%):
7,376	AAON, Inc.^	340,624
5,005	Advanced Drainage Systems, Inc.	128,979
2,533	American Woodmark Corp.*^	209,302
4,114	Apogee Enterprises, Inc.^	154,234
3,226	Armstrong Flooring, Inc.*	43,874
6,018	Armstrong World Industries, Inc.	477,949
14,981	Builders FirstSource, Inc.*	199,847
1,725	Continental Building Products, Inc.*	42,763
308	Continental Materials Corp.*	5,951
815	Csw Industrials, Inc.*	46,691
1,117	Gibraltar Industries, Inc.*	45,361
2,794	Insteel Industries, Inc.	58,450
10,561	NCI Building Systems, Inc.*	65,056
3,771	Patrick Industries, Inc.*	170,902
7,162	PGT, Inc.*	99,194
4,793	Quanex Building Products Corp.	76,161
7,059	Simpson Manufacturing Co., Inc.	418,386
5,473	Trex Co., Inc.*	336,699
1,413	Universal Forest Products, Inc.	42,235

		2,962,658

Capital Markets (1.3%):
3,202	Artisan Partners Asset Management, Inc., Class A	80,594
3,253	BGC Partners, Inc., Class A	17,273
1,300	Blucora, Inc.*	43,394
5,851	BrightSphere Investment Group plc	79,340
6,803	Cohen & Steers, Inc.^	287,564
473	Diamond Hill Investment Group	66,220
2,638	Donnelley Financial Solutions, Inc.*	39,253
7,007	Federated Investors, Inc., Class B^	205,375
8,015	Gain Capital Holdings, Inc.^	50,334
1,776	GAMCO Investors, Inc., Class A	36,408
3,795	Greenhill & Co., Inc.	81,630
537	Hamilton Lane, Inc.	23,402
211	Hennessy Advisors, Inc.	1,952
1,116	Houlihan Lokey, Inc.	51,169
2,999	Interactive Brokers Group, Inc., Class A^	155,588
2,101	INTL FCStone, Inc.*	81,435

See accompanying notes to the schedules of portfolio investments.

AZL DFA U.S. Small Cap Fund

Schedule of Portfolio Investments

March 31, 2019 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Capital Markets, continued
4,175	Janus Henderson Group plc^	$104,291
31,437	Ladenburg Thalmann Financial Services, Inc.	88,967
685	Legg Mason, Inc.	18,748
2,775	Manning & Napier, Inc.	5,828
2,069	Moelis & Co., Class A	86,091
1,741	Oppenheimer Holdings, Class A	45,301
284	Piper Jaffray Cos., Inc.	20,684
1,221	PJT Partners, Inc.	51,038
2,624	Pzena Investment Management, Inc.	21,228
3,824	Safeguard Scientifics, Inc.*	41,490
1,619	Silvercrest Asset Management Group, Inc., Class A	23,071
3,787	Stifel Financial Corp.	199,802
207	Value Line, Inc.	5,111
493	Virtus Investment Partners, Inc.	48,092
1,478	Westwood Holdings, Inc.	52,129
18,068	WisdomTree Investments, Inc.^	127,560

		2,240,362

Chemicals (2.8%):
1,064	Advanced Emmissions Solutions	12,300
3,852	AdvanSix, Inc.*	110,052
1,429	Agrofresh Solutions, Inc.*	4,773
4,305	American Vanguard Corp.	74,132
4,463	Balchem Corp.	414,165
3,659	Cabot Corp.	152,324
1,192	Chase Corp.	110,308
1,403	Core Molding Technologies, Inc.	10,354
18,384	Element Solutions, Inc.*	185,678
2,886	Ferro Corp.*	54,632
2,318	Flotek Industries, Inc.*	7,510
7,277	Futurefuel Corp.	97,512
3,321	GCP Applied Technologies, Inc.*	98,302
5,688	H.B. Fuller Co.	276,664
1,335	Hawkins, Inc.	49,168
1,365	Ingevity Corp.*	144,158
2,429	Innophos Holdings, Inc.	73,210
3,359	Innospec, Inc.	279,973
14,475	Intrepid Potash, Inc.*	54,860
1,147	Koppers Holdings, Inc.*	29,799
4,651	Kraton Performance Polymers, Inc.*	149,669
6,883	Kronos Worldwide, Inc.^	96,500
4,373	LSB Industries, Inc.*^	27,288
5,078	Minerals Technologies, Inc.	298,536
893	Northern Technologies International Corp.	23,888
9,265	Olin Corp.^	214,392
6,607	Omnova Solutions, Inc.*	46,381
3,797	PolyOne Corp.	111,290
1,916	PQ Group Holdings, Inc.*	29,066
1,959	Quaker Chemical Corp.^	392,446
5,893	Rayonier Advanced Materials, Inc.	79,909
1,058	Scotts Miracle-Gro Co. (The)	83,138
1,833	Sensient Technologies Corp.^	124,259
2,991	Stepan Co.	261,772
3,421	Trecora Resources*	31,097
1,788	Tredegar Corp.	28,858
2,135	Trinseo SA	96,716
10,917	Tronox Holdings plc^	143,558
9,746	Valvoline, Inc.	180,886
2,972	Venator Materials plc*	16,703

		4,676,226

Commercial Services & Supplies (3.4%):
6,854	ABM Industries, Inc.	249,143
16,494	ACCO Brands Corp.	141,189
675	Acme United Corp.	10,800

Shares		Fair Value
Common Stocks, continued
Commercial Services & Supplies, continued
462	Advanced Disposal Services, Inc.*	$12,936
1,580	AMREP Corp.*	9,085
8,754	ARC Document Solutions, Inc.*	19,521
6,658	Brady Corp., Class A	308,998
4,155	Brink’s Co. (The)	313,329
6,301	Casella Waste Systems, Inc.*	224,064
5,965	CECO Environmental Corp.*	42,948
2,582	Cimpress NV*	206,895
5,239	Civeo Corp.*	11,002
2,332	Clean Harbors, Inc.*	166,808
325	CompX International, Inc.	4,755
19,019	Covanta Holding Corp.	329,219
1,356	Deluxe Corp.	59,284
535	Ecology and Environment, Inc., Class A	5,885
1,100	Ennis, Inc.	22,836
3,351	Healthcare Services Group, Inc.	110,549
8,377	Herman Miller, Inc.	294,703
6,253	HNI Corp.	226,921
3,277	Hudson Technologies, Inc.*	6,325
9,267	Interface, Inc.	141,970
5,879	Kimball International, Inc., Class B	83,129
7,373	Knoll, Inc.	139,423
1,430	LSC Communications, Inc.	9,338
4,706	Matthews International Corp., Class A	173,887
3,955	McGrath Rentcorp	223,734
5,478	Mobile Mini, Inc.	185,923
3,732	MSA Safety, Inc.	385,889
2,406	Multi-Color Corp.	120,035
2,566	NL Industries, Inc.*	9,956
2,198	Perma-Fix Environmental Services, Inc.*	7,715
3,566	PICO Holdings, Inc.*	35,303
4,293	Pitney Bowes, Inc.	29,493
5,379	Quad Graphics, Inc.	64,010
1,787	RR Donnelley & Sons Co.	8,435
3,757	SP Plus Corp.*	128,189
11,600	Steelcase, Inc., Class A	168,780
1,029	Stericycle, Inc.*^	55,998
5,115	Team, Inc.*	89,513
7,581	Tetra Tech, Inc.	451,751
1,723	UniFirst Corp.	264,481
3,362	US Ecology, Inc.	188,205
3,364	Virco Manufacturing Co.	14,566
1,477	Vse Corp.	46,644

		5,803,562

Communications Equipment (1.5%):
7,162	ADTRAN, Inc.	98,119
1,444	Applied Optoelectronics, Inc.*	17,617
900	BK Technologies Corp.	3,582
5,439	CalAmp Corp.*^	68,423
7,919	Calix, Inc.*	60,976
3,508	Casa Systems, Inc.*	29,116
9,642	Ciena Corp.*	360,032
980	Clearfield, Inc.*	14,406
3,616	ClearOne, Inc.*^	7,304
316	Communications Systems, Inc.	837
2,902	Comtech Telecommunications Corp.	67,384
2,559	Digi International, Inc.*	32,423
1,076	EchoStar Corp., Class A*	39,220
6,028	EMCORE Corp.*	22,002
2,303	Extreme Networks, Inc.*	17,249
13,656	Finisar Corp.*	316,410
12,360	Harmonic, Inc.*	66,991
6,890	Infinera Corp.*	29,903

See accompanying notes to the schedules of portfolio investments.

AZL DFA U.S. Small Cap Fund

Schedule of Portfolio Investments

March 31, 2019 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Communications Equipment, continued
4,172	InterDigital, Inc.	$275,269
3,225	KVH Industries, Inc.*	32,863
2,927	Lumentum Holdings, Inc.*	165,493
3,305	NETGEAR, Inc.*	109,462
7,359	NetScout Systems, Inc.*	206,567
2,391	Network-1 Technologies, Inc.	6,217
131	Optical Cable Corp.*	612
4,065	Plantronics, Inc.	187,437
1,076	Quantenna Communications, Inc.*	26,179
7,260	Ribbon Communications, Inc.*	37,389
1,868	ViaSat, Inc.*	144,770
8,844	Viavi Solutions, Inc.*	109,489

		2,553,741

Construction & Engineering (1.3%):
524	Aegion Corp.*	9,207
4,275	Ameresco, Inc., Class A*	69,170
1,970	Argan, Inc.	98,402
5,817	Comfort Systems USA, Inc.	304,752
4,203	Dycom Industries, Inc.*	193,086
1,913	EMCOR Group, Inc.	139,802
5,422	Granite Construction, Inc.	233,958
2,621	Great Lakes Dredge & Dock Co.*	23,353
1,979	IES Holdings, Inc.*^	35,167
19,282	KBR, Inc.	368,092
2,037	MasTec, Inc.*	97,980
2,719	MYR Group, Inc.*	94,159
1,479	Northwest Pipe Co.*	35,496
1,180	NV5 Holdings, Inc.*	70,045
5,203	Orion Marine Group, Inc.*	15,193
1,563	Primoris Services Corp.	32,323
3,151	Sterling Construction Co., Inc.*	39,451
4,317	The Goldfield Corp.*	9,541
1,290	Tutor Perini Corp.*	22,085
2,416	Valmont Industries, Inc.	314,321

		2,205,583

Construction Materials (0.2%):
770	Eagle Materials, Inc., Class A	64,911
4,132	Summit Materials, Inc., Class A*	65,575
2,142	U.S. Concrete, Inc.*	88,722
720	U.S. Lime & Minerals, Inc.	55,526

		274,734

Consumer Finance (1.1%):
195	Asta Funding, Inc.*	911
2,191	Atlanticus Holdings Corp.*	7,449
5,088	Consumer Portfolio Services, Inc.*	17,757
835	Curo Group Holdings Corp.*^	8,375
3,868	Encore Capital Group, Inc.*^	105,326
5,261	Enova International, Inc.*	120,056
8,075	EZCORP, Inc., Class A*^	75,259
5,468	Firstcash, Inc.	472,982
3,061	Green Dot Corp., Class A*	185,650
10,795	LendingClub Corp.*	33,357
14,462	Navient Corp.	167,325
4,135	Nelnet, Inc., Class A	227,714
1,556	Nicholas Financial, Inc.*	14,004
2,511	Onemain Holdings, Inc.	79,724
5,326	PRA Group, Inc.*^	142,790
1,376	Regional Mgmt Corp.*	33,602
1,276	World Acceptance Corp.*^	149,458

		1,841,739

Containers & Packaging (0.4%):
6,704	Graphic Packaging Holding Co.	84,672
3,300	Greif, Inc., Class A	136,124
1,290	Greif, Inc., Class B	63,068
5,009	Myers Industries, Inc.	85,704

Shares		Fair Value
Common Stocks, continued
Containers & Packaging, continued
5,954	Owens-Illinois, Inc.	$113,007
4,520	Silgan Holdings, Inc.	133,928
1,332	UFP Technologies, Inc.*	49,817

		666,320

Distributors (0.1%):
12	AMCON Distributing Co.	1,034
4,993	Core Markt Holdngs Co., Inc.	185,390
1,626	Educational Development Corp.	12,309
1,655	Weyco Group, Inc.	51,239

		249,972

Diversified Consumer Services (1.1%):
6,497	Adtalem Global Education, Inc.*	300,941
2,153	American Public Education, Inc.*	64,848
1,526	Ascent Capital Group, Inc.*	1,148
3,362	Bridgepoint Education, Inc.*	20,542
8,806	Career Education Corp.*	145,475
2,338	Carriage Services, Inc.	45,007
578	Chegg, Inc.*	22,033
1,667	Collectors Universe, Inc.	29,206
1,015	Frontdoor, Inc.*	34,936
271	Graham Holdings Co., Class B	185,142
6,370	Houghton Mifflin Harcourt Co.*	46,310
5,615	K12, Inc.*	191,640
1,977	Laureate Education, Inc.*	29,596
2,183	Liberty Tax, Inc.	21,590
2,561	Regis Corp.*	50,375
6,837	Sotheby’s*^	258,097
2,395	Strategic Education, Inc.	314,486
5,156	Universal Technical Institute, Inc.*	17,582
2,086	Weight Watchers International, Inc.*	42,033

		1,820,987

Diversified Financial Services (0.0%†):
718	Cannae Holdings, Inc.*	17,419
1,617	Marlin Business Services, Inc.	34,766
3,296	On Deck Capital, Inc.*	17,864

		70,049

Diversified Telecommunication Services (0.7%):
2,311	ATN International, Inc.	130,317
8,538	Cincinnati Bell, Inc.*	81,453
6,360	Cogent Communications Group, Inc.	345,030
5,491	Consolidated Communications Holdings, Inc.	59,907
4,115	IDT Corp.	27,324
6,073	Intelsat S.A.*^	95,104
13,452	Iridium Communications, Inc.*	355,670
8,713	Orbcomm, Inc.*	59,074
422	Pdvwireless, Inc.*^	14,838
13,169	Vonage Holdings Corp.*	132,217

		1,300,934

Electric Utilities (1.4%):
3,762	ALLETE, Inc.	309,349
5,690	El Paso Electric Co.	334,686
3,043	Genie Energy, Ltd., Class B^	25,866
5,661	Hawaiian Electric Industries, Inc.	230,799
649	IDA Corp., Inc.	64,601
5,326	MGE Energy, Inc.	362,008
5,364	Otter Tail Power Co.	267,234
11,312	PNM Resources, Inc.	535,510
4,234	Portland General Electric Co.	219,491

		2,349,544

Electrical Equipment (0.9%):
1,259	Allied Motion Technologies, Inc.	43,284
634	Atkore International Group, Inc.*	13,650
2,918	AZZ, Inc.	119,434

See accompanying notes to the schedules of portfolio investments.

AZL DFA U.S. Small Cap Fund

Schedule of Portfolio Investments

March 31, 2019 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Electrical Equipment, continued
2,210	Encore Wire Corp.	$126,456
5,838	EnerSys	380,404
411	Espey Manufacturing & Electronics Corp.	10,172
3,351	Generac Holdings, Inc.*	171,672
6,235	GrafTech International, Ltd.^	79,746
4,534	LSI Industries, Inc.	11,924
53	Pioneer Power Solutions, Inc.*	258
569	Powell Industries, Inc.	15,107
864	Preformed Line Products Co.	45,870
3,194	Regal-Beloit Corp.	261,493
75	Servotronics, Inc.	913
5,025	Thermon Group Holdings, Inc.*	123,163
3,104	Ultralife Corp.*	31,878
320	Vicor Corp.*^	9,926
5,942	Vivint Solar, Inc.*	29,532

		1,474,882

Electronic Equipment, Instruments & Components (3.2%):
2,011	ADDvantage Technologies Group, Inc.*	2,755
3,997	Anixter International, Inc.*	224,272
6,544	Arlo Technologies, Inc.*	27,027
2,047	Avnet, Inc.	88,778
12,822	AVX Corp.	222,333
3,861	Badger Meter, Inc.	214,826
254	Bel Fuse, Inc., Class A	5,443
1,595	Bel Fuse, Inc., Class B	40,322
1,972	Belden, Inc.	105,896
896	Benchmark Electronics, Inc.	23,520
394	Coherent, Inc.*^	55,838
3,141	Control4 Corp.*	53,177
4,147	CUI Global, Inc.*	4,893
8,032	Daktronics, Inc.^	59,838
1,365	Data I/O Corp.*	7,576
4,550	Fabrinet*	238,238
1,853	FARO Technologies, Inc.*	81,365
640	Frequency Electronics, Inc.*	7,584
646	IEC Electronics Corp.*	4,425
8,062	II-VI, Inc.*	300,229
1,303	Insight Enterprises, Inc.*	71,743
3,899	Itron, Inc.*	181,888
3,461	Jabil, Inc.	92,028
8,386	KEMET Corp.^	142,310
2,556	Kimball Electronics, Inc.*	39,592
10,286	Knowles Corp.*	181,342
450	Mesa Labs, Inc.^	103,725
4,775	Methode Electronics, Inc., Class A	137,425
2,201	MTS Systems Corp.	119,866
2,608	Napco Security Technologies, Inc.*	54,090
4,565	Novanta, Inc.*	386,793
2,432	OSI Systems, Inc.*	213,043
3,068	PAR Technology Corp.*	75,043
2,564	Park Electrochemical Corp.	40,255
400	PC Connection, Inc.	14,668
1,746	PCM, Inc.*	63,956
1,875	Perceptron, Inc.*	14,063
3,488	Plexus Corp.*	212,594
1,727	RF Industries, Ltd.	11,640
2,724	Rogers Corp.*	432,790
8,103	Sanmina Corp.*	233,772
3,045	ScanSource, Inc.*	109,072
1,578	SYNNEX Corp.	150,525
2,482	Tech Data Corp.*	254,182
12,240	TTM Technologies, Inc.*	143,575
7,410	Vishay Intertechnology, Inc.^	136,863

Shares		Fair Value
Common Stocks, continued
Electronic Equipment, Instruments & Components, continued
989	Wayside Technology Group, Inc.	$11,027
3,952	Wireless Telecom Group, Inc.*	6,086

		5,402,291

Energy Equipment & Services (1.6%):
2,953	Apergy Corp.*	121,250
5,088	Archrock, Inc.	49,761
1,261	Basic Energy Services, Inc.*^	4,792
2,794	Bristow Group, Inc.*^	3,101
522	C&J Energy Services, Inc.*	8,101
2,034	Cactus, Inc., Class A*	72,410
494	Core Laboratories NV	34,052
1,457	Dawson Geophysical Co.*	4,269
4,461	Diamond Offshore Drilling, Inc.*^	46,796
4,116	Dril-Quip, Inc.*	188,719
26,896	Ensco plc, Class A, ADR^	105,701
3,837	Era Group, Inc.*	44,279
4,307	Exterran Corp.*	72,573
12,451	Forum Energy Technologies, Inc.*	63,625
3,592	Frank’s International NV*	22,306
1,260	Geospace Technologies Corp.*	16,304
2,641	Gulf Island Fabrication, Inc.*	24,218
7,520	Helix Energy Solutions Group, Inc.*	59,483
1,321	Hornbeck Offshore Services, Inc.*	1,638
3,564	Keane Group, Inc.*	38,812
2,658	KLX Energy Services Holdings, Inc.*	66,822
595	Mammoth Energy Services, Inc.	9,907
4,480	Matrix Service Co.*	87,718
15,261	McDermott International, Inc.*^	113,542
24,731	Nabors Industries, Ltd.	85,075
2,316	Natural Gas Services Group*	40,090
11,883	Newpark Resources, Inc.*	108,848
885	Nine Energy Service, Inc.*	20,045
18,346	Noble Corp. plc*	52,653
10,150	Oceaneering International, Inc.*	160,066
3,039	Oil States International, Inc.*^	51,541
14,429	Patterson-UTI Energy, Inc.	202,296
11,895	Pioneer Energy Services Corp.*	21,054
548	Propetro Holding Corp.*	12,352
1,757	Rignet, Inc.*	17,166
14,811	Rowan Cos. plc, Class A*	159,811
2,684	RPC, Inc.^	30,624
1,148	SEACOR Holdings, Inc.*	48,537
1,598	SEACOR Marine Holdings, Inc.*^	21,269
1,229	Select Energy Services, Inc.*^	14,773
1,537	Solaris Oilfield Infrastructure, Inc.	25,268
14,153	Superior Energy Services, Inc.*	66,095
5,480	TETRA Technologies, Inc.*	12,823
1,075	Tidewater, Inc.*	24,929
3,561	Transocean, Ltd.*	31,016
5,730	U.S. Silica Holdings, Inc.	99,473
3,954	Unit Corp.*	56,305

		2,622,288

Entertainment (0.5%):
3,922	AMC Entertainment Holdings, Inc., Class A	58,242
2,527	Ballantyne Strong, Inc.*	4,422
2,242	Eros International plc*^	20,492
4,000	Glu Mobile, Inc.*	43,760
1,045	Imax Corp.*	23,701
383	Liberty Braves Group, Class A*	10,701
1,784	Liberty Braves Group, Class C*	49,542
3,297	Lions Gate Entertainment Corp., Class A	51,565
4,413	Lions Gate Entertainment Corp., Class B	66,635

See accompanying notes to the schedules of portfolio investments.

AZL DFA U.S. Small Cap Fund

Schedule of Portfolio Investments

March 31, 2019 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Entertainment, continued
870	Marcus Corp.	$34,844
2,715	Reading International, Inc., Class A*	43,331
700	Rosetta Stone, Inc.*	15,295
89,857	Zynga, Inc.*	478,937

		901,467

Equity Real Estate Investment Trusts (0.0%†):
1,325	Alexander & Baldwin, Inc.	33,708

Food & Staples Retailing (0.7%):
4,404	BJ’s Wholesale Club Holdings, Inc.*	120,670
364	Casey’s General Stores, Inc.^	46,872
1,910	Ingles Markets, Inc., Class A	52,754
4,259	Natural Grocers by Vitamin Cottage, Inc.*^	50,895
3,629	Performance Food Group Co.*	143,854
4,174	PriceSmart, Inc.	245,764
6,101	Rite Aid Corp.*	3,874
5,186	Smart & Final Stores, Inc.*	25,619
2,176	SpartanNash Co.	34,533
3,641	Sprouts Farmers Market, Inc.*^	78,427
1,576	The Andersons, Inc.	50,794
4,717	The Chefs’ Warehouse, Inc.*	146,463
3,444	United Natural Foods, Inc.*	45,530
1,832	Village Super Market, Inc., Class A^	50,069
3,750	Weis Markets, Inc.^	153,038

		1,249,156

Food Products (1.6%):
8,875	B&G Foods, Inc.	216,728
2,290	Calavo Growers, Inc.	192,017
3,684	Cal-Maine Foods, Inc.^	164,417
1,318	Coffee Holding Co., Inc.*	7,130
11,242	Darling International, Inc.*	243,389
13,942	Dean Foods Co.^	42,244
2,411	Farmer Brothers Co.*	48,244
2,122	Flowers Foods, Inc.^	45,241
1,800	Fresh Del Monte Produce, Inc.	48,654
4,577	Hostess Brands, Inc.*^	57,213
2,736	J & J Snack Foods Corp.	434,586
470	John B Sanfilippo And Son, Inc.^	33,779
1,773	Lancaster Colony Corp.^	277,811
2,754	Landec Corp.*^	33,819
2,175	Limoneira Co.	51,178
1,220	Rocky Mountain Chocolate Factory, Inc.	11,004
2,912	Sanderson Farms, Inc.^	383,918
927	Seneca Foods Corp., Class A*	22,804
12	Seneca Foods Corp., Class B*	291
4,417	Tootsie Roll Industries, Inc.^	164,476
3,670	TreeHouse Foods, Inc.*	236,899

		2,715,842

Gas Utilities (1.2%):
2,387	Chesapeake Utilities Corp.	217,718
7,956	New Jersey Resources Corp.^	396,129
2,904	Northwest Natural Holding Co.	190,590
3,396	ONE Gas, Inc.	302,346
118	RGC Resources, Inc.	3,128
7,843	South Jersey Industries, Inc.	251,525
2,872	Southwest Gas Corp.	236,251
5,039	Spire, Inc.	414,659

		2,012,346

Health Care Equipment & Supplies (2.2%):
6,691	Accuray, Inc.*^	31,916
6,050	AngioDynamics, Inc.*	138,303
2,261	Anika Therapeutics, Inc.*^	68,373
263	Atrion Corp.	231,093
4,568	Avanos Medical, Inc.*	194,962

Shares		Fair Value
Common Stocks, continued
Health Care Equipment & Supplies, continued
1,983	Cantel Medical Corp.	$132,643
629	CONMED Corp.	52,320
4,705	CryoLife, Inc.*	137,245
875	Cutera, Inc.*	15,453
1,118	Elctromed, Inc.*	5,758
427	Fonar Corp.*	8,741
1,470	Globus Medical, Inc., Class A*	72,633
2,404	Haemonetics Corp.*	210,302
608	Heska Corp.*	51,753
1,629	Inogen, Inc.*	155,358
3,861	Integer Holdings Corp.*	291,196
199	IntriCon Corp.*	4,991
4,509	Invacare Corp.	37,740
2,006	IRIDEX Corp.*^	9,147
249	Kewaunee Scientific CP	5,244
3,514	Lantheus Holdings, Inc.*	86,023
2,690	LeMaitre Vascular, Inc.	83,390
450	LivaNova plc*	43,763
6,577	Meridian Bioscience, Inc.	115,821
5,338	Merit Medical Systems, Inc.*	330,048
3,498	Natus Medical, Inc.*	88,779
1,588	Neogen Corp.*	91,135
4,707	NuVasive, Inc.*	267,310
3,020	Nuvectra Corp.*	33,250
6,333	OraSure Technologies, Inc.*	70,613
2,682	Orthofix Medical, Inc.*	151,292
920	Quidel Corp.*	60,232
10,930	RTI Surgical, Inc.*	65,689
2,363	SeaSpine Holdings Corp.*	35,634
2,431	Surmodics, Inc.*	105,700
3,600	TransEnterix, Inc.*^	8,568
554	Utah Medical Products, Inc.	48,891
287	Varex Imaging Corp.*	9,724
4,402	Wright Medical Group NV*	138,443

		3,689,476

Health Care Providers & Services (2.7%):
1,781	Aac Holdings, Inc.*	3,277
6,333	Acadia Healthcare Co., Inc.*	185,620
1,870	Addus HomeCare Corp.*	118,913
3,654	Amedisys, Inc.*	450,393
1,150	American Renal Associates Holdings, Inc.*^	7,061
7,081	AMN Healthcare Services, Inc.*	333,444
5,327	BioScrip, Inc.*	10,654
3,573	BioTelemetry, Inc.*	223,741
12,012	Brookdale Senior Living, Inc.*	79,039
3,946	Capital Senior Living Corp.*^	15,745
207	Chemed Corp.	66,254
5,249	Community Health Systems, Inc.*	19,579
2,726	CorVel Corp.*	177,844
2,958	Cross Country Healthcare, Inc.*	20,795
2,588	Diplomat Pharmacy, Inc.*	15,036
7,737	Ensign Group, Inc. (The)	396,058
1,905	Five Star Quality Care, Inc.*	1,857
2,195	HealthEquity, Inc.*^	162,386
3,529	InfuSystems Holdings, Inc.*	17,680
3,429	LHC Group, Inc.*	380,140
3,561	Magellan Health Services, Inc.*	234,741
6,017	MEDNAX, Inc.*	163,482
1,646	National Healthcare Corp.	124,898
2,600	National Research Corp.	100,360
7,794	Owens & Minor, Inc.	31,955
3,316	Patterson Cos., Inc.^	72,455
1,065	Petiq, Inc.*	33,452
2,021	Providence Service Corp.*	134,639
1,080	Psychemedics Corp.	15,152

See accompanying notes to the schedules of portfolio investments.

AZL DFA U.S. Small Cap Fund

Schedule of Portfolio Investments

March 31, 2019 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Health Care Providers & Services, continued
6,913	RadNet, Inc.*	$85,652
18,186	Select Medical Holdings Corp.*	256,241
5,780	Tenet Healthcare Corp.*	166,695
6,600	Tivity Health, Inc.*	115,896
3,389	Triple-S Management Corp., Class B*	77,337
1,714	U.S. Physical Therapy, Inc.	180,021

		4,478,492

Health Care Technology (0.6%):
18,164	Allscripts Healthcare Solutions, Inc.*	173,284
3,434	Castlight Health, Inc., Class B*	12,878
2,108	Computer Programs & Systems, Inc.	62,587
564	Evolent Health, Inc., Class A*	7,095
2,627	HealthStream, Inc.*	73,714
3,326	HMS Holdings Corp.*	98,483
1,027	Inovalon Holdings, Inc., Class A*	12,766
558	Micron Solutions, Inc.*	1,568
8,396	NextGen Healthcare, Inc.*	141,304
3,783	Omnicell, Inc.*	305,817
2,026	Simulations Plus, Inc.	42,769

		932,265

Hotels, Restaurants & Leisure (3.3%):
4,748	BBX Capital Corp.	28,108
11,616	Belmond, Ltd., Class A*	289,587
3	Biglari Holdings, Inc., Class A*	2,206
168	Biglari Holdings, Inc., Class B*	23,748
2,915	BJ’s Restaurants, Inc.	137,821
13,769	Bloomin’ Brands, Inc.	281,576
2,784	Brinker International, Inc.^	123,554
4,497	Carrols Restaurant Group, Inc.*	44,835
4,585	Century Casinos, Inc.*	41,540
6,259	Cheesecake Factory, Inc. (The)	306,190
3,166	Choice Hotels International, Inc.	246,125
2,799	Chuy’s Holdings, Inc.*	63,733
845	Cracker Barrel Old Country Store, Inc.	136,560
3,275	Dave & Buster’s Entertainment, Inc.^	163,324
2,754	Del Frisco’s Restaurant Group, Inc.*	17,653
2,980	del Taco Restaurants, Inc.*	29,979
10,418	Denny’s Corp.*	191,170
267	DineEquity, Inc.	24,374
3,712	Dover Motorsports, Inc.	7,498
3,973	Drive Shack, Inc.*	17,839
2,394	El Pollo Loco Holdings, Inc.*	31,146
2,209	Eldorado Resorts, Inc.*^	103,138
1,724	Famous Dave’s of America, Inc.*	9,792
4,357	Fiesta Restaurant Group, Inc.*	57,120
378	Flanigan’s Enterprises, Inc.	8,762
608	Habit Restaurants, Inc. (The), Class A*^	6,579
2,054	Hilton Grand Vacations, Inc.*	63,366
4,444	International Game Technology plc	57,728
3,548	Jack in the Box, Inc.^	287,601
1,168	Kona Grill, Inc.*	1,063
2,108	Lindblad Expeditions Holdings, Inc.*	32,147
5,681	Luby’s, Inc.*	8,181
4,449	Marriott Vacations Worldwide Corp.	415,983
597	Nathans Famous, Inc.^	40,835
1,669	Noodles & Co.*	11,349
5,384	Papa John’s International, Inc.^	285,083
5,583	Penn National Gaming, Inc.*	112,218
5,796	Planet Fitness, Inc.*	398,301
1,446	Playa Hotels & Resorts NV*	11,033
3,185	Potbelly Corp.*	27,104
1,669	RCI Hospitality Holdings, Inc.	38,337
3,634	Red Lion Hotels Corp.*	29,363

Shares		Fair Value
Common Stocks, continued
Hotels, Restaurants & Leisure, continued
2,030	Red Robin Gourmet Burgers*	$58,484
662	Red Rock Resorts, Inc.^	17,113
4,652	Ruth’s Hospitality Group, Inc.	119,045
2,478	Scientific Games Corp., Class A*^	50,601
1,179	SeaWorld Entertainment, Inc.*	30,371
788	Shake Shack, Inc., Class A*^	46,610
2,257	Six Flags Entertainment Corp.	111,383
5,849	Speedway Motorsports, Inc.	84,635
4,120	Texas Roadhouse, Inc., Class A	256,223
4,346	Town Sports International Holdings, Inc.*	20,687
13,989	Wendy’s Co. (The)	250,263
2,153	Wingstop, Inc.	163,693
1,063	Wyndham Worldwide Corp.	43,041

		5,465,798

Household Durables (2.0%):
608	Bassett Furniture Industries, Inc.	9,977
899	Cavco Industries, Inc.*	105,659
2,144	Century Communities, Inc.*	51,392
3,024	Dixie Group, Inc. (The)*	2,843
4,218	Ethan Allen Interiors, Inc.^	80,690
820	Flexsteel Industries, Inc.	19,016
3,162	Helen of Troy, Ltd.*	366,666
670	Hooker Furniture Corp.	19,316
2,905	Installed Building Products, Inc.*	140,893
3,858	iRobot Corp.*	454,047
11,216	KB Home	271,091
1,138	Koss Corp.*	2,333
6,113	La-Z-Boy, Inc.	201,668
924	LGI Homes, Inc.*	55,662
4,396	Libbey, Inc.*^	12,485
2,522	Lifetime Brands, Inc.	23,833
7,014	M.D.C. Holdings, Inc.	203,827
4,157	M/I Homes, Inc.*	110,659
6,186	Meritage Corp.*	276,575
723	P & F Industries, Inc., Class A	5,907
1,301	Skyline Corp.	24,719
5,672	Taylor Morrison Home Corp., Class A*	100,678
2,725	Tempur Sealy International, Inc.*^	157,151
2,041	TopBuild Corp.*	132,298
20,593	TRI Pointe Homes, Inc.*	260,296
4,563	Tupperware Brands Corp.	116,722
1,860	Universal Electronics, Inc.*	69,099
4,639	William Lyon Homes, Class A*	71,301
4,044	Zagg, Inc.*	36,679

		3,383,482

Household Products (0.4%):
1,115	Central Garden & Pet Co.*	28,499
3,036	Central Garden & Pet Co., Class A*	70,587
3,445	Energizer Holdings, Inc.^	154,784
1,767	Ocean Bio-Chem, Inc.	6,025
940	Oil-Dri Corp.	29,272
1,701	Spectrum Brands Holdings, Inc.^	93,181
2,171	WD-40 Co.^	367,854

		750,202

Independent Power and Renewable Electricity Producers (0.5%):
22,978	Atlantic Power Corp.*	57,905
506	Atlantica Yield plc	9,847
3,724	Clearway Energy, Inc., Class A	54,147
5,480	Clearway Energy, Inc., Class C	82,803
7,048	Ormat Technologies, Inc.	388,696
9,283	Pattern Energy Group, Inc.	204,226
2,274	TerraForm Power, Inc., Class A	31,245

		828,869

See accompanying notes to the schedules of portfolio investments.

AZL DFA U.S. Small Cap Fund

Schedule of Portfolio Investments

March 31, 2019 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Industrial Conglomerates (0.1%):
6,077	Raven Industries, Inc.	$233,174

Insurance (2.9%):
8,008	AMBAC Financial Group, Inc.*	145,105
10,500	American Equity Investment Life Holding Co.	283,711
1,653	American National Insurance Co.	199,715
2,876	Amerisafe, Inc.	170,834
3,798	Argo Group International Holdings, Ltd.	268,367
1,079	Assured Guaranty, Ltd.	47,940
1,304	Brighthouse Financial, Inc.*	47,322
8,209	Citizens, Inc.*	54,754
3,445	Crawford & Co.	31,453
4,636	Crawford & Co., Class A	42,837
2,691	Donegal Group, Inc., Class A	36,194
2,004	eHealth, Inc.*	124,929
3,293	EMC Insurance Group, Inc.	104,981
4,666	Employers Holdings, Inc.	187,153
669	Enstar Group, Ltd.*	116,406
2,939	FBL Financial Group, Inc., Class A	184,334
2,111	FedNat Holding Co.	33,860
10,826	Genworth Financial, Inc., Class A*	41,464
1,050	Global Indemnity, Ltd.	31,899
4,955	Greenlight Capital Re, Ltd.*^	53,861
1,752	Hallmark Financial Services, Inc.*	18,221
1,470	HCI Group, Inc.^	62,813
414	Health Insurance Innovations, Inc.*	11,103
569	Heritage Insurance Holdings, Inc.	8,307
1,214	Horace Mann Educators Corp.	42,745
2,328	Independence Holding Co.	82,062
253	Investors Title Co.	39,949
941	James River Group Holdings	37,715
1,037	Kemper Corp.	78,957
1,473	Kingstone Co., Inc.	21,712
12,677	Maiden Holdings, Ltd.	9,415
2,590	Mercury General Corp.	129,681
4,062	National General Holdings Corp.	96,391
386	National Western Life Group, Inc., Class A	101,313
944	Navigators Group, Inc.	65,957
1,945	Primerica, Inc.	237,582
6,215	ProAssurance Corp.	215,101
180	Protective Insurance Corp.	3,467
4,712	RLI Corp.^	338,087
513	Safety Insurance Group, Inc.	44,703
3,236	Selective Insurance Group, Inc.	204,774
5,250	State Auto Financial Corp.	172,830
3,277	Stewart Information Services Corp.	139,895
204	The National Security Group, Inc.	2,438
2,083	Third Point Reinsurance, Ltd.*	21,622
2,849	Tiptree Financial, Inc., Class A^	18,034
748	United Fire Group, Inc.	32,695
4,002	United Insurance Holdings Co.	63,632
5,267	Universal Insurance Holdings, Inc.	163,277
161	White Mountains Insurance Group, Ltd.	149,002

		4,820,599

Interactive Media & Services (0.3%):
1,722	Care.com, Inc.*	34,027
3,666	Cars.com, Inc.*^	83,585
6,181	DHI Group, Inc.*	15,020

Shares		Fair Value
Common Stocks, continued
Interactive Media & Services, continued
9,267	Liberty TripAdvisor Holdings, Inc., Class A*	$131,498
7,450	QuinStreet, Inc.*^	99,755
7,131	The Meet Group, Inc. (The)*	35,869
2,073	Travelzoo, Inc.*	27,778
1,949	Yelp, Inc.*	67,241
1,473	Zedge, Inc., Class B*	2,622

		497,395

Internet & Direct Marketing Retail (0.6%):
4,886	1-800 Flowers.com, Inc., Class A*	89,072
1,840	FTD Cos., Inc.*	938
11,534	Groupon, Inc.*	40,946
1,300	Lands’ End, Inc.*	21,593
3,938	Leaf Group, Ltd.*	31,583
2,711	Liberty Expedia Holdings, Class A*	116,031
3,018	Liquidity Services, Inc.*	23,269
1,945	Overstock.com, Inc.*^	32,326
3,081	PetMed Express, Inc.^	70,185
1,050	Quotient Technology, Inc.*	10,364
4,901	Shutterfly, Inc.*	199,176
4,549	Shutterstock, Inc.^	212,119
1,086	Stamps.com, Inc.*	88,411
1,880	US Auto Parts Network, Inc.*	1,899

		937,912

IT Services (2.7%):
242	3PEA International, Inc.*	1,924
1,869	CACI International, Inc., Class A*	340,195
3,767	Carbonite, Inc.*^	93,459
5,955	Cardtronics plc*^	211,878
1,886	Cass Information Systems, Inc.	89,208
11,403	Conduent, Inc.*	157,703
3,613	CoreLogic, Inc.*	134,620
4,402	CSG Systems International, Inc.	186,205
758	CSP, Inc.	8,194
4,290	Endurance International Group Holdings, Inc.*	31,103
3,668	Evertec, Inc.	102,007
4,219	Exlservice Holdings, Inc.*	253,224
4,964	GTT Communications, Inc.*	172,251
4,599	Hackett Group, Inc. (The)	72,664
1,786	Internap Corp.*	8,859
18,673	Limelight Networks, Inc.*	60,314
8,660	LiveRamp Holdings, Inc.*	472,576
790	Luxoft Holding, Inc.*	46,381
3,081	ManTech International Corp., Class A	166,436
500	Maximus, Inc.	35,490
8,730	NIC, Inc.	149,196
4,334	Perficient, Inc.*	118,708
4,583	Perspecta, Inc.	92,668
3,168	PFSweb, Inc.*	16,505
6,960	Science Applications International Corp.	535,572
8,429	Servicesource International, Inc.*	7,766
1,555	StarTek, Inc.*	12,253
10,553	Steel Connect, Inc.*	21,212
5,434	Sykes Enterprises, Inc.*	153,674
7,198	Travelport Worldwide, Ltd.	113,225
5,956	TTEC Holdings, Inc.	215,786
7,332	Unisys Corp.*	85,564
3,309	Virtusa Corp.*	176,866

		4,343,686

Leisure Products (0.3%):
8,017	American Outdoor Brands Corp.*	74,879
7,292	Callaway Golf Co.	116,162

See accompanying notes to the schedules of portfolio investments.

AZL DFA U.S. Small Cap Fund

Schedule of Portfolio Investments

March 31, 2019 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Leisure Products, continued
2,916	Escalade, Inc.	$32,572
2,447	JAKKS Pacific, Inc.*	2,471
361	Johnson Outdoors, Inc., Class A	25,761
1,830	Malibu Boats, Inc.*	72,431
2,419	Marine Products Corp.	32,584
850	Mastercraft Boat Holdings, Inc.*	19,185
4,982	Nautilus Group, Inc.*	27,700
7,141	Vista Outdoor, Inc.*	57,199

		460,944

Life Sciences Tools & Services (0.3%):
4,622	Cambrex Corp.*	179,564
7,407	Enzo Biochem, Inc.*	20,221
7,018	Harvard Bioscience, Inc.*	30,248
5,461	Luminex Corp.	125,658
3,971	Neogenomics, Inc.*^	81,247
648	Syneos Health, Inc.*	33,540

		470,478

Machinery (5.7%):
6,598	Actuant Corp., Class A	160,793
1,154	Alamo Group, Inc.	115,331
4,190	Albany International Corp., Class A	299,962
4,536	Altra Industrial Motion Corp.	140,843
1,974	ARC Group Worldwide, Inc.*	1,809
806	Art’s-Way Manufacturing Co.*	1,660
2,880	Astec Industries, Inc.	108,749
7,075	Barnes Group, Inc.	363,726
1,115	Blue Bird Corp.*^	18,877
2,245	Briggs & Stratton Corp.	26,558
4,063	Chart Industries, Inc.*	367,783
2,359	CIRCOR International, Inc.*^	76,903
5,289	Colfax Corp.*	156,978
3,780	Columbus McKinnon Corp.	129,843
5,525	Commercial Vehicle Group, Inc.*	42,377
1,676	Dmc Global, Inc.	83,197
3,590	Douglas Dynamics, Inc.	136,671
500	Eastern Co. (The)	13,760
2,433	EnPro Industries, Inc.	156,807
3,185	ESCO Technologies, Inc.	213,491
8,469	Federal Signal Corp.	220,109
6,496	Franklin Electric Co., Inc.	331,881
2,281	FreightCar America, Inc.*^	14,051
1,765	Gencor Industries, Inc.*	21,815
2,940	Global Brass & Copper Holdings, Inc.	101,254
3,372	Gorman-Rupp Co. (The)	114,446
459	Graham Corp.	9,010
3,586	Greenbrier Cos, Inc.^	115,577
11,887	Harsco Corp.*	239,642
8,780	Hillenbrand, Inc.	364,633
785	Hurco Cos, Inc.	31,659
1,711	Hyster-Yale Materials Handling, Inc., Class A	106,698
4,544	John Bean Technologies Corp.	417,548
9,594	Kennametal, Inc.	352,580
1,529	L.B. Foster Co., Class A*	28,776
1,368	Lindsay Corp.^	132,409
829	Lydall, Inc.*	19,448
3,228	Manitex International, Inc.*	24,694
4,498	Manitowoc Co., Inc. (The)*	73,812
14,363	Meritor, Inc.*	292,287
8,208	Mueller Industries, Inc.	257,239
22,037	Mueller Water Products, Inc., Class A	221,251
5,988	Navistar International Corp.*	193,412
3,562	NN, Inc.	26,679
738	Omega Flex, Inc.	55,940

Shares		Fair Value
Common Stocks, continued
Machinery, continued
2,028	Park-Ohio Holdings Corp.	$65,667
1,756	Proto Labs, Inc.*	184,626
3,427	RBC Bearings, Inc.*	435,812
14,208	Rexnord Corp.*	357,189
5,735	Spartan Motors, Inc.	50,640
1,692	SPX Corp.*	58,865
1,085	SPX FLOW, Inc.*	34,612
1,898	Standex International Corp.	139,313
3,615	Sun Hydraulics Corp.	168,134
466	Taylor Devices, Inc.*	5,676
1,866	Tennant Co.	115,860
9,270	Terex Corp.	297,845
800	The Exone Co.*	6,792
2,794	Timken Co.	121,874
7,930	Titan International, Inc.	47,342
5,970	TriMas Corp.*	180,473
6,206	Trinity Industries, Inc.	134,856
1,747	Twin Disc, Inc.*	29,088
8,536	Wabash National Corp.	115,663
3,816	Watts Water Technologies, Inc., Class A	308,409
18,993	Welbilt, Inc.*	311,105

		9,552,809

Marine (0.2%):
1,689	Costamare, Inc.	8,782
4,337	Genco Shipping & Trading, Ltd.*	32,354
327	Kirby Corp.*^	24,561
5,648	Matson, Inc.	203,836
3,151	Scorpio Bulkers, Inc.^	12,100

		281,633

Media (2.0%):
3,904	A.H. Belo Corp., Class A	14,523
2,250	AMC Networks, Inc., Class A*	127,710
478	Beasley Broadcast Group, Inc., Class A	1,902
145	Cable One, Inc.	142,300
23,234	Central Eurpoean Media Enterprises*	92,471
229	Daily Journal Corp.*	49,029
7,889	E.W. Scripps Co. (The), Class A	165,669
973	Emerald Expositions Events, Inc.	12,357
6,123	Entercom Communications Corp.	32,146
11,865	Entravision Communications Corp., Class A	38,443
4,669	Gannett Co., Inc.	49,211
980	GCI Liberty, Inc., Class A*	54,498
8,641	Gray Television, Inc.*	184,572
2,892	Hemisphere Media Group*	40,777
2,441	Insignia Systems, Inc.*	3,247
4,052	John Wiley & Sons, Inc., Class A	179,179
10,454	Lee Enterprises, Inc.*	34,498
3,964	Liberty Latin America, Ltd.*	76,664
7,609	Liberty Latin America, Ltd., Class C*	147,995
6,655	Marchex, Inc., Class B*	31,478
372	McClatchy Co., Class A*	1,860
4,388	Meredith Corp.^	242,481
3,571	MSG Networks, Inc., Class A*^	77,669
10,941	National CineMedia, Inc.	77,134
3,347	New Media Investment Group, Inc.	35,144
6,603	New York Times Co. (The), Class A	216,909
5,451	Nexstar Broadcasting Group, Inc., Class A^	590,724
1,017	Scholastic Corp.	40,436
8,414	Sinclair Broadcast Group, Inc., Class A	323,770
3,708	TechTarget, Inc.*^	60,329

See accompanying notes to the schedules of portfolio investments.

AZL DFA U.S. Small Cap Fund

Schedule of Portfolio Investments

March 31, 2019 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Media, continued
3,266	Tegna, Inc.	$46,051
1,693	Tribune Media Co., Class A	78,115
2,169	Tribune Publishing Co.*	25,573
8,158	Urban One, Inc.*	16,316

		3,311,180

Metals & Mining (1.3%):
23,109	AK Steel Holding Corp.*	63,550
7,802	Allegheny Technologies, Inc.*^	199,497
2,124	Ampco-Pittsburgh Corp.*	7,009
6,694	Carpenter Technology Corp.	306,919
3,100	Century Aluminum Co.*	27,528
21,148	Cleveland-Cliffs, Inc.^	211,269
7,283	Coeur d’Alene Mines Corp.*	29,715
12,903	Commercial Metals Co.	220,383
4,543	Compass Minerals International, Inc.	247,003
13,641	Ferroglobe plc	27,964
13,641	Ferroglobe Unit*(a)	—
1,805	Gold Resource Corp.	7,094
1,557	Haynes International, Inc.	51,116
42,581	Hecla Mining Co.	97,936
931	Kaiser Aluminum Corp.	97,504
2,598	Materion Corp.	148,242
9,373	McEwen Mining, Inc.	14,060
2,868	Ryerson Holding Corp.*	24,550
1,487	Schnitzer Steel Industries, Inc., Class A	35,688
3,318	SunCoke Energy, Inc.*	28,170
1,789	Synalloy Corp.	27,193
4,467	TimkenSteel Corp.*^	48,512
6,784	United States Steel Corp.	132,220
1,458	Universal Stainless & Alloy Products, Inc.*	24,159
2,441	Worthington Industries, Inc.	91,098

		2,168,379

Multiline Retail (0.3%):
5,705	Big Lots, Inc.	216,904
654	Dillard’s, Inc., Class A^	47,101
800	Fred’s, Inc.*	1,976
27,998	J.C. Penney Co., Inc.*^	41,717
1,605	Ollie’s Bargain Outlet Holdings, Inc.*^	136,955
5,314	Tuesday Morning Corp.*	11,266

		455,919

Multi-Utilities (0.8%):
8,048	Avista Corp.	326,910
5,171	Black Hills Corp.	383,016
6,986	NorthWestern Corp.	491,884
2,144	Unitil Corp.	116,140

		1,317,950

Oil, Gas & Consumable Fuels (2.8%):
4,107	Abraxas Petroleum Corp.*	5,134
816	Adams Resources & Energy, Inc.	31,873
2,181	Alta Mesa Resources, Inc.*	579
2,307	Antero Resources Corp.*	20,371
6,000	Approach Resources, Inc.*	2,122
1,638	Arch Coal, Inc.	149,500
1,954	Ardmore Shipping Corp.*	12,037
901	Barnwell Industries, Inc.*	1,333
2,422	Bonanza Creek Energy, Inc.*	54,955
2,193	California Resources Corp.*^	56,382
15,796	Callon Petroleum Co.*^	119,260
4,289	Carrizo Oil & Gas, Inc.*	53,484
3,036	Centennial Resource Development, Inc., Class A*^	26,686
45,924	Chesapeake Energy Corp.*	142,364

Shares		Fair Value
Common Stocks, continued
Oil, Gas & Consumable Fuels, continued
16,914	Clean Energy Fuel Corp.*	$52,264
8,098	Cloud Peak Energy, Inc.*	850
19,397	CNX Resources Corp.*	208,906
2,015	CONSOL Energy, Inc.*	68,953
1,914	Contango Oil & Gas Co.*	6,029
292	Contura Energy, Inc.*	16,913
3,720	CVR Energy, Inc.	153,264
7,363	Delek US Holdings, Inc.^	268,161
39,156	Denbury Resources, Inc.*	80,270
16,266	DHT Holdings, Inc.^	72,546
4,012	Dorian LPG, Ltd.*	25,757
416	Earthstone Energy, Inc.*	2,945
12,047	EP Energy Corp., Class A*	3,132
2,943	Evolution Petroleum Corp.	19,865
5,664	Extraction Oil & Gas, Inc.*	23,959
10,643	Gaslog, Ltd.	185,828
1,561	Green Plains Renewable Energy, Inc.	26,037
9,417	Gulfport Energy Corp.*^	75,524
10,901	Halcon Resources Corp.*	14,716
5,504	Hallador Energy Co.	28,951
9,079	HighPoint Resources Corp.*	20,065
2,520	International Seaways, Inc.*	43,193
1,017	Jagged Peak Energy, Inc.*	10,648
34,496	Kosmos Energy, Ltd.	214,910
14,513	Laredo Petroleum Holdings, Inc.*	44,845
2,082	Lonestar Resources US, Inc.*	8,349
9,030	Matador Resources Co.*	174,550
1,538	Midstates Petroleum Co., Inc.*	15,026
290	Montage Resources Corp.*	4,362
12,361	Nordic American Tankers, Ltd.	24,969
3,092	Northern Oil & Gas, Inc.*	8,472
18,805	Oasis Petroleum, Inc.*	113,582
5,300	Overseas Shipholding Group, Inc.*	12,137
4,913	Pacific Ethanol, Inc.*	4,815
2,410	Panhandle Oil & Gas, Inc., Class A	37,837
1,648	PAR Pacific Holdings, Inc.*	29,351
6,480	PBF Energy, Inc., Class A	201,787
3,470	PDC Energy, Inc.*	141,160
5,636	Peabody Energy Corp.	159,668
523	Penn Virginia Corp.*	23,064
6	PrimeEnergy Corp.*	984
12,864	QEP Resources, Inc.*	100,211
12,188	Range Resources Corp.	136,993
6,030	Renewable Energy Group, Inc.*^	132,419
3,561	Ring Energy, Inc.*	20,903
1,533	SandRidge Energy, Inc.*	12,295
2,868	Scorpio Tankers, Inc.	56,901
5,243	SemGroup Corp., Class A	77,282
12,619	Ship Finance International^	155,718
7,278	SM Energy Co.	127,292
32,445	Southwestern Energy Co.*^	152,167
23,009	SRC Energy, Inc.*	117,806
1,352	Talos Energy, Inc.*	35,909
1,980	Teekay Shipping Corp.	7,762
18,909	Teekay Tankers, Ltd.*	18,344
9,332	Ultra Petroleum Corp.*	5,693
8,709	W&T Offshore, Inc.*	60,092
7,070	Whiting Petroleum Corp.*^	184,810
3,407	World Fuel Services Corp.	98,428

		4,805,749

Paper & Forest Products (0.8%):
5,866	Boise Cascade Co.	156,974
2,174	Clearwater Paper Corp.*	42,350
7,194	Domtar Corp.	357,181
5,362	Louisiana-Pacific Corp.	130,726

See accompanying notes to the schedules of portfolio investments.

AZL DFA U.S. Small Cap Fund

Schedule of Portfolio Investments

March 31, 2019 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Paper & Forest Products, continued
8,641	Mercer International, Inc.	$116,740
2,510	Neenah Paper, Inc.	161,543
1,455	P.H. Glatfelter Co.	20,545
12,394	Resolute Forest Products	97,913
4,054	Schweitzer-Mauduit International, Inc.	156,971
1,313	Verso Corp.*	28,124

		1,269,067

Personal Products (0.7%):
27,730	Avon Products, Inc.*	81,526
1,214	CCA Industries, Inc.*	1,857
2,807	Edgewell Personal Care Co.*	123,199
4,304	Inter Parfums, Inc.	326,545
900	Lifevantage Corp.*	12,861
537	Mannatech, Inc.	9,398
1,346	Medifast, Inc.	171,682
1,387	Natural Alternatives International, Inc.*	15,951
369	Natural Health Trends Corp.	4,782
2,857	Natures Sunshine Products, Inc.*	26,542
2,622	Nu Skin Enterprises, Inc., Class A	125,489
2,009	Revlon, Inc.*	38,934
340	United-Guardian, Inc.	6,511
3,463	Usana Health Sciences, Inc.*	290,442

		1,235,719

Pharmaceuticals (0.8%):
680	Aclaris Therapeutics, Inc.*	4,073
3,223	Akorn, Inc.*	11,345
3,129	Amphastar Pharmaceuticals, Inc.*	63,925
1,566	ANI Pharmaceuticals, Inc.*	110,466
1,496	Aratana Therapeutics, Inc.*	5,386
961	Assembly Biosciences, Inc.*^	18,922
4,744	Assertio Therapeutics, Inc.*	24,052
354	Collegium Pharmaceutical, Inc.*	5,360
3,245	Corcept Therapeutics, Inc.*^	38,096
3,415	Cumberland Pharmaceuticals, Inc.*	19,841
1,891	Cymabay Therapeutics, Inc.*	25,112
1,500	Dermira, Inc.*	20,325
9,210	Endo International plc*	73,956
10,506	Horizon Pharma plc*	277,673
6,525	Innoviva, Inc.*	91,546
1,879	Intra-Cellular Therapies, Inc.*	22,886
6,034	Lannett Co., Inc.*^	47,488
2,617	Lipocine, Inc.*	6,045
3,492	Mallinckrodt plc*	75,916
169	Melinta Therapeutics, Inc.*^	600
2,308	Otonomy, Inc.*	6,070
859	Phibro Animal Health Corp., Class A	28,347
5,702	Prestige Brands Holdings, Inc.*^	170,547
1,980	Revance Therapeutics, Inc.*^	31,205
5,788	Supernus Pharmaceuticals, Inc.*^	202,812
341	Taro Pharmaceutical Industries, Ltd.	36,859
1,949	Tetraphase Pharmaceuticals, Inc.*	2,612
1,034	Zogenix, Inc.*^	56,880

		1,478,345

Professional Services (2.2%):
1,888	Acacia Research Corp.*	6,155
5,362	ASGN, Inc.*	340,433
1,199	Barrett Business Services, Inc.	92,719
6,714	CBIZ, Inc.*	135,891
490	CRA International, Inc.	24,765
7,190	Exponent, Inc.	415,007
2,512	Forrester Research, Inc.	121,455
2,695	Franklin Covey Co.*	68,184
4,532	FTI Consulting, Inc.*	348,148

Shares		Fair Value
Common Stocks, continued
Professional Services, continued
2,202	GP Strategies Corp.*	$26,754
2,274	Heidrick & Struggles International, Inc.	87,162
2,768	Huron Consulting Group, Inc.*	130,705
2,643	ICF International, Inc.	201,079
5,892	InnerWorkings, Inc.*^	21,329
3,653	Insperity, Inc.	451,730
1,000	Kelly Services, Inc., Class A	22,060
4,482	Kforce, Inc.	157,408
8,105	Korn/Ferry International	362,942
1,332	Mastech Holdings, Inc.*	8,209
3,943	Mistras Group, Inc.*	54,453
4,799	Navigant Consulting, Inc.	93,437
4,033	Resources Connection, Inc.	66,706
3,165	TriNet Group, Inc.*	189,077
6,167	Trueblue, Inc.*	145,788
4,212	Volt Information Sciences, Inc.*	19,796
831	Wageworks, Inc.*	31,379
1,576	Willdan Group, Inc.*	58,422

		3,681,193

Real Estate Management & Development (0.7%):
2,400	Altisource Portfolio Solutions*	56,808
395	CKX Lands, Inc.^	3,954
920	Consolidated-Tomoka Land Co.^	54,326
692	Forestar Group, Inc.*	11,965
504	FRP Holdings, Inc.*	23,975
376	Griffin Industrial Realty, Inc.	13,104
6,592	HFF, Inc., Class A	314,768
478	Howard Hughes Corp. (The)*	52,580
10	J.W. Mays, Inc.*	364
5,824	Kennedy-Wilson Holdings, Inc.	124,575
5,387	Marcus & Millichap, Inc.*	219,413
1,035	Maui Land & Pineapple Co.*	11,830
798	Newmark Group, Inc.	6,655
2,057	Rafael Holdings, Inc., Class B*	26,021
702	RE/MAX Holdings, Inc., Class A	27,055
8,369	Realogy Holdings Corp.^	95,407
308	Stratus Properties, Inc.*	8,134
3,421	Tejon Ranch Co.*	60,210
1,076	The RMR Group, Inc., Class A	65,614
2,700	The St. Joe Co.*	44,523

		1,221,281

Road & Rail (0.9%):
1,803	ArcBest Corp.^	55,514
9,143	Avis Budget Group, Inc.*	318,725
2,278	Covenant Transportation Group, Inc., Class A*	43,236
10,920	Heartland Express, Inc.	210,538
3,276	Hertz Global Holdings, Inc.*	56,904
875	Landstar System, Inc.	95,716
1,700	Marten Transport, Ltd.	30,311
598	Ryder System, Inc.	37,070
4,204	Saia, Inc.*	256,864
3,855	Universal Truckload Services, Inc.	75,866
988	USA Truck, Inc.*	14,267
10,586	Werner Enterprises, Inc.	361,513
4,526	YRC Worldwide, Inc.*^	30,279

		1,586,803

Semiconductors & Semiconductor Equipment (3.1%):
4,922	Advanced Energy Industries, Inc.*	244,525
3,814	Alpha & Omega Semiconductor, Ltd.*	43,899
1,056	Ambarella, Inc.*	45,619
30,273	Amkor Technology, Inc.*	258,531

See accompanying notes to the schedules of portfolio investments.

AZL DFA U.S. Small Cap Fund

Schedule of Portfolio Investments

March 31, 2019 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Semiconductors & Semiconductor Equipment, continued
1,301	Amtech Systems, Inc.*^	$6,934
4,245	Axcelis Technologies, Inc.*	85,409
2,777	AXT, Inc.*	12,358
2,314	Brooks Automation, Inc.	67,870
3,650	Cabot Microelectronics Corp.	408,654
1,462	CEVA, Inc.*	39,416
5,549	Cirrus Logic, Inc.*	233,446
6,183	Cohu, Inc.	91,199
5,107	Cree, Inc.*^	292,223
522	Cyberoptics Corp.*	8,926
6,488	Diodes, Inc.*	225,134
3,285	DSP Group, Inc.*	46,220
4,414	Entegris, Inc.	157,536
9,457	FormFactor, Inc.*	152,163
4,679	GSI Technology, Inc.*	36,356
1,254	Ichor Holdings, Ltd.*	28,315
1,201	Inphi Corp.*	52,532
11,059	Integrated Device Technology, Inc.*	541,780
1,349	inTest Corp.*	9,065
12,127	Kopin Corp.*	16,250
7,339	Kulicke & Soffa Industries, Inc.	162,265
12,204	Lattice Semiconductor Corp.*	145,594
1,636	MagnaChip Semiconductor Corp.*^	12,106
4,333	MaxLinear, Inc., Class A*	110,621
3,511	Nanometrics, Inc.*	108,420
6,163	Neophotonics Corp.*	38,765
807	NVE Corp.^	78,997
4,804	PDF Solutions, Inc.*	59,329
11,404	Photronics, Inc.*	107,768
2,109	Pixelworks, Inc.*	8,267
2,975	Power Integrations, Inc.	208,072
11,907	Rambus, Inc.*	124,428
5,028	Rudolph Technologies, Inc.*	114,638
2,943	Semtech Corp.*	149,828
1,423	Silicon Laboratories, Inc.*	115,064
1,208	SMART Global Holdings, Inc.*^	23,194
2,469	Synaptics, Inc.*^	98,143
5,213	Ultra Clean Holdings, Inc.*	53,955
6,109	Veeco Instruments, Inc.*	66,222
3,045	Versum Materials, Inc.	153,194
5,605	Xperi Corp.	131,157

		5,174,387

Software (2.3%):
12,450	ACI Worldwide, Inc.*	409,232
994	Agilysys, Inc.*	21,043
2,376	Alarm.com Holding, Inc.*^	154,202
966	Altair Engineering, Inc.*	35,558
4,794	American Software, Inc., Class A	57,288
752	Appfolio, Inc.*	59,709
935	Asure Software, Inc.*	5,713
2,785	Aware, Inc.*	10,082
1,584	Blackbaud, Inc.^	126,292
1,622	Bottomline Technologies, Inc.*	81,246
2,350	BSQUARE Corp.*	4,583
900	ChannelAdvisor Corp.*	10,962
1,788	Cision, Ltd.*^	24,621
653	CommVault Systems, Inc.*	42,275
3,842	Ebix, Inc.^	189,680
1,594	Ellie Mae, Inc.*	157,312
1,369	Envestnet, Inc.*	89,519
2,049	Evolving Systems, Inc.*	2,459
5,614	Finjan Holdings, Inc.*	16,449
4,113	GlobalSCAPE, Inc.	26,076
1,205	Globant SA*	86,037
2,147	j2 Global, Inc.^	185,930

Shares		Fair Value
Common Stocks, continued
Software, continued
784	LogMeIn, Inc.	$62,798
3,378	Manhattan Associates, Inc.*	186,162
562	MicroStrategy, Inc., Class A*	81,069
2,245	Mimecast, Ltd.*	106,301
4,090	Monotype Imaging Holdings, Inc.	81,350
5,507	OneSpan, Inc.*	105,845
1,895	Paylocity Holding Corp.*	169,015
6,260	Progress Software Corp.	277,756
1,864	QAD, Inc.	80,282
2,008	Qualys, Inc.*	166,142
1,839	Qumu Corp.*	4,506
7,302	RealNetworks, Inc.*	22,709
2,886	Rubicon Project, Inc.*	17,547
769	Sapiens International Corp. NV	11,750
6,367	SeaChange International, Inc.*	8,468
219	SPS Commerce, Inc.*	23,227
5,449	Synacor, Inc.*	8,555
3,280	Synchronoss Technologies, Inc.*	19,942
8,928	Telaria, Inc.*	56,604
7,906	Telenav, Inc.*	47,989
16,342	TiVo Corp.	152,307
870	Upland Software, Inc.*	36,853
3,726	Verint Systems, Inc.*	223,038
1,895	Zix Corp.*	13,038

		3,759,521

Specialty Retail (3.9%):
9,338	Aaron’s, Inc.	491,180
3,905	Abercrombie & Fitch Co., Class A^	107,036
13,115	American Eagle Outfitters, Inc.	290,760
996	America’s Car Mart, Inc.*	90,975
2,646	Asbury Automotive Group, Inc.*	183,527
13,213	Ascena Retail Group, Inc.*	14,270
832	At Home Group, Inc.*	14,860
4,741	AutoNation, Inc.*^	169,349
7,305	Barnes & Noble Education, Inc.*	30,681
11,581	Barnes & Noble, Inc.	62,885
7,174	Bed Bath & Beyond, Inc.^	121,886
4,102	Big 5 Sporting Goods Corp.	13,044
3,574	Boot Barn Holdings, Inc.*^	105,219
1,732	Build-A-Bear Workshop, Inc.*	10,565
5,586	Caleres, Inc.	137,918
3,499	Cato Corp., Class A^	52,415
16,720	Chico’s FAS, Inc.^	71,394
2,663	Children’s Place Retail Stores, Inc. (The)	259,057
2,175	Citi Trends, Inc.	41,999
3,476	Conn’s, Inc.*	79,461
2,917	Destination Maternity Corp.*	6,359
10,159	Destination XL Group, Inc.*	24,890
5,615	Dick’s Sporting Goods, Inc.^	206,688
8,084	DSW, Inc., Class A	179,626
11,002	Express, Inc.*	47,089
1,016	Floor & Decor Holdings, Inc., Class A*	41,880
4,415	Francesca’s Holdings Corp.*^	2,986
5,741	GameStop Corp., Class A	58,329
2,288	Genesco, Inc.*	104,218
693	Group 1 Automotive, Inc.	44,837
11,356	Guess?, Inc.	222,578
2,764	Haverty Furniture Cos., Inc.	60,476
2,944	Hibbett Sports, Inc.*^	67,153
2,388	J. Jill, Inc.	13,110
1,806	Kirkland’s, Inc.*^	12,696
3,560	Lithia Motors, Inc., Class A	330,190
1,529	Lumber Liquidators Holdings, Inc.*	15,443
3,059	MarineMax, Inc.*	58,610

See accompanying notes to the schedules of portfolio investments.

AZL DFA U.S. Small Cap Fund

Schedule of Portfolio Investments

March 31, 2019 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Specialty Retail, continued
8,315	Michaels Cos., Inc. (The)*	$94,957
4,597	Monro Muffler Brake, Inc.^	397,732
4,397	Murphy U.S.A., Inc.*	376,471
1,671	National Vision Holdings, Inc.*	52,520
42,056	Office Depot, Inc.	152,663
5,416	Party City Holdco, Inc.*^	43,003
5,392	Penske Automotive Group, Inc.	240,753
11,557	Pier 1 Imports, Inc.*	8,824
1,537	Rent-A-Center, Inc.*	32,077
434	Restoration Hardware, Inc.*^	44,680
11,726	RTW Retailwinds, Inc.*^	28,142
7,968	Sally Beauty Holdings, Inc.*^	146,691
4,149	Signet Jewelers, Ltd.	112,687
5,594	Sleep Number Corp.*	262,918
4,654	Sonic Automotive, Inc., Class A^	68,926
2,363	Sportsman’s Warehouse Holdings, Inc.*	11,342
1,752	Tailored Brands, Inc.^	13,736
289	Tandy Leather Factory, Inc.*	1,734
6,734	The Buckle, Inc.	126,060
6,893	The Container Store Group, Inc.*	60,658
7,392	The Tile Shop Holdings, Inc.^	41,839
2,271	Tilly’s, Inc.	25,276
3,450	Urban Outfitters, Inc.*	102,258
4,282	Vitamin Shoppe, Inc.*	30,145
727	Winmark Corp.	137,105
3,700	Zumiez, Inc.*	92,093

		6,550,929

Technology Hardware, Storage & Peripherals (0.5%):
3,723	3D Systems Corp.*	40,059
1,308	Astro-Med, Inc.	26,670
7,288	Avid Technology, Inc.*	54,296
1,901	CCUR Holdings, Inc.*	6,330
1,813	Cray, Inc.*	47,229
4,887	Diebold, Inc.*	54,099
4,412	Electronics for Imaging, Inc.*^	118,683
3,719	NCR Corp.*	101,492
2,458	Stratasys, Ltd.*	58,550
5,858	Super Micro Computer, Inc.*	123,764
1,590	TransAct Technologies, Inc.	14,533

		645,705

Textiles, Apparel & Luxury Goods (1.3%):
648	Carter’s, Inc.	65,312
8,448	Crocs, Inc.*	217,536
2,291	Culp, Inc.	44,056
3,899	Deckers Outdoor Corp.*	573,114
6,596	G-III Apparel Group, Ltd.*	263,576
816	Lakeland Industries, Inc.*	9,580
2,740	Oxford Industries, Inc.	206,212
1,515	Rocky Brands, Inc.	36,299
6,949	Sequential Brands Group, Inc.*	8,895
12,261	Steven Madden, Ltd.	414,912
957	Unifi, Inc.*	18,518
1,916	Vera Bradley, Inc.*	25,387
10,479	Wolverine World Wide, Inc.	374,415

		2,257,812

Thrifts & Mortgage Finance (2.6%):
8,516	Axos Financial, Inc.*^	246,624
2,838	BankFinancial Corp.	42,201
1,659	BSB Bancorp, Inc.*	54,482
15,845	Capitol Federal Financial, Inc.	211,531
280	Citizens Community Bancorp, Inc.	3,340
4,896	Dime Community Bancshares	91,702
1,537	ESSA Bancorp, Inc.	23,670

Shares		Fair Value
Common Stocks, continued
Thrifts & Mortgage Finance, continued
3,103	Essent Group, Ltd.*	$134,825
696	Federal Agricultural Mortgage Corp.	50,411
242	First Capital, Inc.	12,463
1,180	First Defiance Financial Corp.	33,913
6,849	Flagstar Bancorp, Inc.	225,469
659	FS Bancorp, Inc.	33,266
195	Guaranty Federal Bankshares, Inc.	4,376
681	Hamilton Bancorp, Inc.*	9,534
301	Hingham Institution for Savings	51,775
629	HMN Financial, Inc.*	13,542
973	Home Bancorp, Inc.	32,352
43	Home Federal Bancorp, Inc.	1,270
3,414	HomeStreet, Inc.*	89,959
1,446	HopFed Bancorp, Inc.	28,486
869	IF Bancorp, Inc.^	17,319
865	Impac Mortgage Holdings, Inc.*	3,391
8,131	Kearny Financial Corp.	104,646
390	Kentucky First Federal Bancorp	2,925
955	LendingTree, Inc.*	335,741
940	Malvern Bancorp, Inc.*	18,913
6,412	Meridian Bancorp, Inc.	100,604
3,591	Meta Financial Group, Inc.	70,671
3,964	Mr Cooper Group, Inc.*	38,015
676	MSB Financial Corp.	12,134
3,627	NMI Holdings, Inc., Class A*	93,830
6,978	Northfield Bancorp, Inc.	96,994
11,531	Northwest Bancshares, Inc.	195,681
5,723	Oceanfirst Financial Corp.	137,695
198	Oconee Federal Financial Corp.	5,150
16,927	Ocwen Financial Corp.*	30,807
6,648	Oritani Financial Corp.^	110,556
600	PCSB Financial Corp.	11,742
4,022	PennyMac Financial Services, Inc.	89,449
1,677	Provident Financial Holdings, Inc.	33,406
2,873	Provident Financial Services, Inc.	74,382
1,685	Prudential Bancorp, Inc.	29,235
1,982	Riverview Bancorp, Inc.	14,488
3,025	Security National Financial Corp., Class A*	14,278
671	Severn Bancorp, Inc.	6,358
1,709	SI Financial Group, Inc.	22,063
707	Southern Missouri Bancorp, Inc.	21,776
1,053	Sterling BanCorp, Inc./MI	10,677
1,815	Territorial Bancorp, Inc.	48,842
15,166	TrustCo Bank Corp.	117,688
7,757	United Community Financial Corp.	72,528
6,358	United Financial Bancorp, Inc.	91,237
9,516	Washington Federal, Inc.^	274,918
4,703	Waterstone Financial, Inc.	77,411
4,268	Wawlker & Dunlop, Inc.	217,284
3,601	Western New England BanCorp, Inc.	33,237
6,750	WSFS Financial Corp.	260,551
35	WVS Financial Corp.	602

		4,292,415

Tobacco (0.2%):
1,419	Pyxus International, Inc.*	33,900
491	Turning Point Brands, Inc.	22,630
975	Universal Corp.	56,189
18,829	Vector Group, Ltd.^	203,165

		315,884

Trading Companies & Distributors (1.4%):
311	AeroCentury Corp.*	3,577
1,597	Air Lease Corp.	54,857
3,318	Aircastle, Ltd.	67,156
5,198	Applied Industrial Technologies, Inc.	309,126
8,168	Beacon Roofing Supply, Inc.*	262,683

See accompanying notes to the schedules of portfolio investments.

AZL DFA U.S. Small Cap Fund

Schedule of Portfolio Investments

March 31, 2019 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Trading Companies & Distributors, continued
2,473	BMC Stock Holdings, Inc.*	$43,698
1,906	CAI International, Inc.*^	44,219
2,504	DXP Enterprises, Inc.*	97,456
1,463	EVI Industries, Inc.^	55,784
1,904	GATX Corp.	145,408
120	GMS, Inc.*	1,814
1,239	H&E Equipment Services, Inc.	31,111
1,116	Herc Holdings, Inc.*	43,502
4,781	Huttig Building Products, Inc.*	13,243
4,012	Kaman Corp., Class A	234,461
373	Lawson Products, Inc.*	11,697
4,569	MRC Global, Inc.*	79,866
4,852	NOW, Inc.*	67,734
2,681	Rush Enterprises, Inc., Class A	112,093
2,017	Systemax, Inc.	45,665
7,847	Textainer Group Holdings, Ltd.*	75,724
2,765	Titan Machinery, Inc.*	43,023
577	TransAct Technologies, Inc.*	13,259
5,731	Triton International, Ltd.	178,234
2,679	Univar, Inc.*	59,367
2,676	Veritiv Corp.*	70,432
3,460	WESCO International, Inc.*	183,415

		2,348,604

Transportation Infrastructure (0.1%):
3,618	Macquarie Infrastructure Corp.	149,134

Water Utilities (0.8%):
4,757	American States Water Co.	339,174
502	AquaVenture Holdings, Ltd.*^	9,714
1,221	Artesian Resources Corp.	45,507
7,681	California Water Service Group	416,924
1,558	Connecticut Water Service, Inc.	106,957
2,756	Consolidated Water Co., Ltd.	35,470
2,508	Middlesex Water Co.	140,423
669	Pure Cycle Corp.*	6,596
2,763	SJW Corp.	170,588
1,642	York Water Co. (The)	56,353

		1,327,706

Wireless Telecommunication Services (0.5%):
6,783	Boingo Wireless, Inc.*^	157,908
7,479	Shenandoah Telecommunications Co.	331,768
2,722	Spok Holdings, Inc.	37,074
9,308	Telephone & Data Systems, Inc.	286,035
1,352	United States Cellular Corp.*	62,070

		874,855

Total Common Stocks (Cost $151,888,231)		167,148,488

Preferred Stock (0.0%†):
Media (0.0%†):
430	GCI Liberty, Inc., Series A, 7.66%, 3/29/19	10,548

Total Preferred Stock (Cost $3,517)		10,548

Rights (0.0%†):
Chemicals (0.0%†):
4,314	Schulman, Inc. CVR, Expires on 12/31/49*(a)	—

Diversified Financial Services (0.0%†):
6,056	NewStar Financial, Inc. CVR, Expires on 12/31/49*	1,179

Media (0.0%†):
21,894	Media General, Inc. CVR, Expires on 12/31/49*	1,714

Total Rights (Cost $10,055)		2,893

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Short-Term Securities Held as Collateral for Securities on Loan (11.2%)(b)
Floating Rate Notes (6.4%)
334,082	Bank of Montreal, 2.81%, 2/3/20	$334,000
367,544	Bank of Nova Scotia, 2.88%, 10/15/19	367,382
300,078	Bank of Nova Scotia, 2.75%, 6/6/19	300,000
400,188	Canadian Imperial Bank of Commerce, 2.72%, 8/1/19	399,999
400,082	Commonwealth Bank of Australia, 2.86%, 7/19/19	400,000
300,045	Commonwealth Bank of Australia, 2.74%, 5/20/19	300,000
300,072	Cooperatieve Rabobank UA, 2.68%, 9/13/19	300,000
260,225	Credit Agricole Groupe, 2.76%, 6/3/19	260,142
299,999	Credit Suisse Group AG, 2.81%, 11/4/19	300,000
300,088	DNB Bank ASA, 2.67%, 9/11/19	300,000
338,054	Groupe BPCE, 2.84%, 1/31/20	338,000
304,999	HSBC Holdings plc, 2.81%, 2/7/20	305,000
280,138	HSBC Holdings plc, 2.93%, 10/1/19	280,000
368,078	JPMorgan Chase & Co, 2.73%, 4/26/19	368,000
273,999	JPMorgan Chase & Co, 2.76%, 2/10/20	274,000
316,097	Lloyds Banking Group plc, 2.67%, 8/15/19	316,000
296,125	Lloyds Banking Group plc, 2.71%, 8/9/19	296,000
260,021	Mizuho Financial Group Inc, 2.66%, 8/13/19	260,000
400,140	National Australia Bank Ltd, 2.69%, 8/2/19	400,000
300,030	New York Life Insurance Co, 2.77%, 4/12/19	300,013
383,113	Nordea Bank ABP, 2.67%, 6/13/19	383,002
352,035	Nordea Bank ABP, 2.71%, 5/21/19	352,000
352,998	Oversea-Chinese Banking Corp Ltd, 2.74%, 11/1/19	353,000
289,998	Oversea-Chinese Banking Corp Ltd, 2.70%, 11/12/19	290,000
400,124	Skandinaviska Enskilda Banken Ab (Seb), 2.70%, 7/30/19	400,000
300,047	Skandinaviska Enskilda Banken Ab (Seb), 2.84%, 1/23/20	300,000
300,076	Sumitomo Mitsui Financial Gr, 2.66%, 8/1/19	300,000
310,172	Svenska Handelsbanken AB, 2.86%, 1/22/20	310,000
398,109	Toronto-Dominion Bank, 2.77%, 6/7/19	398,000
300,004	Toyota Motor Corp, 2.74%, 5/15/19	300,000
300,111	UBS Group AG, 2.79%, 5/28/19	300,077
400,084	US Bancorp, 2.65%, 5/13/19	400,000
297,998	Westpac Banking Corp., 2.74%, 2/10/20	298,000

		10,782,615

Miscellaneous Investments (4.8%):
8,005,381	Short-Term Investments(c)	8,005,381

Total Short-Term Securities Held as Collateral for Securities on Loan (Cost $18,787,996)		18,787,996

Unaffiliated Investment Company (0.3%):
485,654	Dreyfus Treasury Securities Cash Management Fund, Institutional Shares, 2.27%(d)	485,654

Total Unaffiliated Investment Company (Cost $485,654)		485,654

Total Investment Securities (Cost $171,175,453) - 111.2%		186,435,579
Net other assets (liabilities) - (11.2)%		(18,836,153)

Net Assets - 100.0%		$167,599,426

Percentages indicated are based on net assets as of March 31, 2019.

ADR	-	American Depositary Receipt
CVR	-	Contingency Valued Rights

*	Non-income producing security.
^	This security or a partial position of this security was on loan as of March 31, 2019. The total value of securities on loan as of March 31, 2019, was $18,331,727.
(a)

Security was valued using unobservable inputs in good faith pursuant to procedures approved by the Board of Trustees as of March 31, 2019. The total of all such securities represent 0.00% of the net assets of the fund.

(b)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before March 31, 2019.
(c)

Represents various short-term investments Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before March 31, 2019.

(d)	The rate represents the effective yield at March 31, 2019.
†	Represents less than 0.05%.

Amounts shown as “—” are either $0 or round to less than $1.

See accompanying notes to the schedules of portfolio investments.

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

March 31, 2019 (Unaudited)

Principal Amount		Fair Value
Asset Backed Securities (4.3%):
$ 6,930,000	Aebor Realty Collateralized Loan, Class A, Series 2017-FL1, 3.78%(US0001M+130bps), 4/15/27, Callable 11/15/19 @ 100(a)	$6,938,724
4,870,000	American Express Credit Account Master Trust, Class A, Series 2019-1, 2.87%, 10/15/24	4,914,959
2,435,219	American Homes 4 Rent LLC, Class A, Series 2014-SFR3, 3.68%, 12/17/36(a)	2,490,547
993,563	AmeriCredit Automobile Receivables Trust, Class A3, Series 2016-4, 1.53%, 7/8/21, Callable 3/8/21 @ 100	990,639
2,220,000	Benchmark Mortgage Trust, Class A4, Series 2018-B7, 4.51%, 11/15/51	2,439,847
5,710,000	Capital One Multi-Asset Execution Trust, Class A1, Series 2019-A1, 2.84%, 12/16/24	5,758,669
2,000,000	Chase Issuance Trust, Class A5, Series 2016-A5, 1.27%, 7/15/21	1,992,107
7,205,756	Chesapeake Funding II LLC, Class A1, Series 2018-1A, 3.04%, 4/15/30(a)	7,230,925
2,210,000	Citibank Credit Card Issuance Trust, Class A1, Series 2014-A1, 2.88%, 1/23/23	2,223,596
1,409,000	Citibank Credit Card Issuance Trust, Class A7, Series 18-A7, 3.96%, 10/15/30, Callable 4/13/29 @ 100	1,506,885
4,730,000	Credit Acceptance Auto Loan Trust, Class A, Series 2018-3A, 3.55%, 8/15/27, Callable 10/15/21 @ 100(a)	4,770,765
3,830,000	GM Financial Consumer Automobile Receivables Trust, Class A3, Series 2019-1, 2.97%, 11/16/23, Callable 8/16/21 @ 100	3,856,435
3,814,361	JPMorgan Chase Commercial Mortgage Securities Corp., Class A4, Series 2017-1, 3.50%, 1/25/47, Callable 1/25/41 @ 100(a)(b)	3,844,385
3,400,000	LoanCore Issuer, Ltd., Class A, Series 2018-CRE1, 3.61%(US0001M+113bps), 5/15/28, Callable 5/15/20 @ 100(a)	3,401,551
461,000	Navient Student Loan Trust, Class A2, Series 18-EA, 4.00%, 12/15/59, Callable 4/15/27 @ 100(a)	478,633
301,624	Navient Student Loan Trust, Class A, Series 2014-CTA, 3.18%(US0001M+70bps), 9/16/24, Callable 8/15/21 @ 100(a)	301,997
1,128,119	Navient Student Loan Trust, Class A2A, Series 2016-AA, 3.91%, 12/15/45, Callable 6/15/30 @ 100(a)	1,161,078

Principal Amount		Fair Value
Asset Backed Securities, continued
$ 3,770,000	Nissan Master Owner Trust Receivables, Class A, Series 2019-A, 3.04%(US0001M+56bps), 2/15/24	$3,779,506
118,827	OneMain Financial Issuance Trust, Class A, Series 2015-1A, 3.19%, 3/18/26, Callable 4/18/19 @ 101(a)	118,840
480,000	PFS Financing Corp., Class A, Series 2016-BA, 1.87%, 10/15/21(a)	477,036
2,038,312	Progress Residential Trust, Class A, Series 2015-SFR2, 2.74%, 6/12/32(a)	2,025,939
382,207	SMB Private Education Loan Trust, Class A2A, Series 2015-B, 2.98%, 7/15/27, Callable 6/15/27 @ 100(a)	382,921
2,186,070	SMB Private Education Loan Trust, Class A2A, Series 2017-A, 2.88%, 9/15/34(a)	2,160,805
181,527	SMB Private Education Loan Trust, Class A2A, Series 2016-A, 2.70%, 5/15/31(a)(b)	180,652
3,710,000	SMB Private Education Loan Trust, Class A2A, Series 2018-B, 3.60%, 1/15/37(a)	3,801,824
1,500,000	SMB Private Education Loan Trust, Class A2A, Series 2017-B, 2.82%, 10/15/35(a)	1,488,914
900,000	SMB Private Education Loan Trust, Class A2B, Series 2017-B, 3.23%(US0001M+75bps), 10/15/35(a)	899,895
1,810,821	SoFi Professional Loan Program, Class A2, Series 2015-D, 2.72%, 10/27/36, Callable 3/25/24 @ 100(a)	1,803,503
606,225	SoFi Professional Loan Program, Class A2, Series 2015-C, 2.51%, 8/25/33, Callable 12/25/22 @ 100(a)	600,058
5,850,000	SoFi Professional Loan Program LLC, Class A2FX, Series 2017-F, 2.84%, 1/25/41, Callable 11/25/26 @ 100(a)	5,816,667
1,170,000	SoFi Professional Loan Program LLC, Class A2FX, Series 2019-B, 3.09%, 8/17/48, Callable 5/15/28 @ 100(a)	1,168,311
274,801	Springleaf Funding Trust, Class A, Series 2015-AA, 3.16%, 11/15/24, Callable 4/15/19 @ 100(a)	274,723
2,435,000	Synchrony Credit Card Master Note Trust, Class A, Series 2012-7, 1.76%, 9/15/22	2,424,226
2,000,000	World Financial Network Credit Card Master Trust, Class A, Series 2016-C, 1.72%, 8/15/23	1,988,462

Total Asset Backed Securities (Cost $83,242,105)		83,694,024

See accompanying notes to the schedules of portfolio investments.

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

March 31, 2019 (Unaudited)

Principal Amount		Fair Value
Collateralized Mortgage Obligations (3.9%):
$ 4,840,000	BBCMS Mortgage Trust, Class A, Series 2018-TALL, 3.21%(LIBOR01M+72bps), 3/15/37(a)	$4,791,600
1,847,000	Caesars Palace Las Vegas Trust, Class A, Series 2017-VICI, 3.53%, 10/15/34(a)	1,881,742
3,030,000	Citigroup Commercial Mortgage Trust, Class A5, Series 2014-GC21, 3.86%, 5/10/47	3,174,804
3,360,000	Cityline Commercial Mortgage Trust, Class A, Series 2016-CLNE, 2.78%, 11/10/31(a)(b)	3,343,267
667,000	Commercial Mortgage Loan Trust, Class A5, Series 2015-CR24, 3.70%, 8/10/48	691,125
1,279,058	Commercial Mortgage Loan Trust, Class AM, Series 2013-CR7, 3.31%, 3/10/46, Callable 4/6/23 @ 100(a)	1,290,979
8,970,000	Commercial Mortgage Loan Trust, Class A, Series 2014-TWC, 3.35%(LIBOR01M+85bps), 2/13/32(a)	8,970,090
3,075,000	Commercial Mortgage Trust, Class A4, Series 2015-CR26, 3.63%, 10/10/48	3,170,202
3,720,000	Cosmopolitan Hotel Trust, Class A, Series 2017-CSMO, 3.41%(US0001M+93bps), 11/15/36(a)	3,697,122
1,102,420	Credit Suisse Mortgage Trust, Class A, Series 2016-MFF, 4.08%(LIBOR01M+160bps), 11/15/33(a)	1,104,493
2,760,000	CSAIL Commercial Mortgage Trust, Class A5, Series 2018-CX11, 4.03%, 4/15/51(b)	2,903,906
1,404,000	FRESB Multifamily Mortgage Pass-Through, Class A10H, Series 2019-SB60, 3.50%(LIBOR01M+350bps), 1/25/39, Callable 12/1/28 @ 100	1,429,609
640,000	GAHR Commercial Mortgage Trust, Class AFX, Series 2015-NRF, 3.23%, 12/15/34(a)	639,142
1,100,000	GS Mortgage Securities Trust, Class A, Series 2012-SHOP, 2.93%, 6/5/31(a)	1,099,857
1,525,000	IMT Trust, Class BFX, Series 2017-APTS, 3.50%, 6/15/34(a)(b)	1,526,647
1,650,000	InTown Hotel Portfolio Trust, Class A, Series 2018-STAY, 3.18%(US0001M+70bps), 1/15/33(a)	1,643,895
239,489	JPMorgan Chase Commercial Mortgage Securities Corp., Class A, Series 2012-WLDN, 3.91%, 5/5/30(a)	244,080
5,065,000	JPMorgan Chase Commercial Mortgage Securities Corp., Class A4FX, Series 2012-CBX, 3.48%, 6/15/45(a)	5,124,767

Principal Amount		Fair Value
Collateralized Mortgage Obligations, continued
$ 2,778,769	JPMorgan Mortgage Trust, Class A6, Series 2017-2, 3.00%, 5/25/47, Callable 10/25/38 @ 100(a)(b)	$2,776,493
3,025,450	JPMorgan Mortgage Trust, Class A6, Series 2017-4, 3.00%, 11/25/48, Callable 11/25/36 @ 100(a)(b)	3,020,122
1,020,220	Latitude Management Real Estate Capital, Class A, Series 2016-CRE2, 4.19%(LIBOR01M+170bps), 11/24/31(a)	1,025,199
2,600,000	Merrill Lynch Mortgage Trust, Class E, Series 2005-MKB2, 6.32%, 9/12/42(b)	2,645,656
1,300,000	Morgan Stanley Bank of America Merrill Lynch Trust, Class A3, Series 2015-C24, 3.48%, 5/15/48	1,326,728
1,540,000	Morgan Stanley Capital I Trust, Class A4, Series 2016-BNK2, 3.05%, 11/15/49	1,528,327
1,740,000	Morgan Stanley Capital I Trust, Class A, Series 2014-MP, 3.47%, 8/11/33(a)	1,773,251
4,266,945	One Lincoln Street Commercial Mortgage, Class A1, Series 2004-C3, 5.72%, 10/15/30(a)(b)	4,634,158
1,629,728	Seasoned Credit Risk Transfer Trust, Class MA, Series 2018-2, 3.50%, 11/25/57, Callable 11/25/45 @ 100	1,648,182
125,000	SG Commercial Mortgage Securities Trust, Class A4, Series 2016-C5, 3.06%, 10/10/48	123,031
249,752	SMB Private Education Loan Trust, Class A2A, Series 2016-B, 2.43%, 2/17/32(a)(b)	246,209
111,646	SoFi Professional Loan Program, Class A2B, Series 2016-D, 2.34%, 4/25/33, Callable 10/25/25 @ 100(a)	109,761
404,269	Tharaldson Hotel Portfolio Trust, Class A, Series 2018-THL, 3.23%(US0001M+75bps), 11/11/34(a)	403,380
1,460,000	VNO Mortgage Trust, Class A, Series 2013-PENN, 3.81%, 12/13/29(a)	1,480,907
170,000	Waldorf Astoria Boca Raton Trust, Class A, Series 2016-BOCA, 3.83%(LIBOR01M+135bps), 6/15/29(a)	169,961
1,250,000	Wells Fargo Commercial Mortgage Trust, Class AS, Series 2015-NXS1, 3.41%, 5/15/48	1,262,575
975,000	Wells Fargo Commercial Mortgage Trust, Class A4, Series 2015-C28, 3.54%, 5/15/48	1,003,178
1,635,000	Wells Fargo Commercial Mortgage Trust, Class A4, Series 2015-NXS4, 3.72%, 12/15/48	1,700,089

See accompanying notes to the schedules of portfolio investments.

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

March 31, 2019 (Unaudited)

Principal Amount		Fair Value
Collateralized Mortgage Obligations, continued
$ 10,371,017	Wells Fargo Commercial Mortgage Trust, Class XA, Series 2016-LC25, 1.01%, 12/15/59(b)	$536,493
940,000	Wells Fargo Commercial Mortgage Trust, Class A4, Series 2018-C46, 4.15%, 8/15/51	1,003,995

Total Collateralized Mortgage Obligations (Cost $75,909,493)		75,145,022

Corporate Bonds (24.3%):
Aerospace & Defense (1.8%):
715,000	BAE Systems Holdings, Inc., 3.80%, 10/7/24(a)	728,379
1,145,000	BAE Systems plc, 2.85%, 12/15/20, Callable 11/15/20 @ 100(a)	1,140,596
95,000	BAE Systems plc, 3.85%, 12/15/25, Callable 9/15/25 @ 100(a)	96,167
145,000	Boeing Co., 3.38%, 6/15/46, Callable 12/15/45 @ 100	132,393
130,000	Boeing Co., 3.83%, 3/1/59, Callable 9/1/58 @ 100	125,241
555,000	General Dynamics Corp., 3.75%, 5/15/28, Callable 2/15/28 @ 100^	583,797
135,000	Harris Corp., 2.70%, 4/27/20, Callable 3/27/20 @ 100^	134,612
1,000,000	Harris Corp., 3.83%, 4/27/25, Callable 1/27/25 @ 100	1,021,035
1,545,000	Harris Corp., 4.40%, 6/15/28, Callable 3/15/28 @ 100	1,621,241
370,000	Harris Corp., 5.05%, 4/27/45, Callable 10/27/44 @ 100	409,116
1,565,000	Huntington Ingalls Industries, Inc., 5.00%, 11/15/25, Callable 11/15/20 @ 102.5(a)	1,602,169
2,735,000	Huntington Ingalls Industries, Inc., 3.48%, 12/1/27, Callable 9/1/27 @ 100	2,673,463
290,000	L3 Communications Holdings Corp., 3.95%, 5/28/24, Callable 2/28/24 @ 100	296,695
2,050,000	L3 Technologies, Inc., 3.85%, 6/15/23, Callable 5/15/23 @ 100	2,105,627
1,685,000	L3 Technologies, Inc., 3.85%, 12/15/26, Callable 9/15/26 @ 100	1,705,811
20,000	L3 Technologies, Inc., 4.40%, 6/15/28, Callable 3/15/28 @ 100	20,981
2,773,000	Lockheed Martin Corp., 2.90%, 3/1/25, Callable 12/1/24 @ 100	2,751,404
94,000	Lockheed Martin Corp., 3.60%, 3/1/35, Callable 9/1/34 @ 100	92,427
319,000	Lockheed Martin Corp., 4.50%, 5/15/36, Callable 11/15/35 @ 100	346,469
830,000	Lockheed Martin Corp., 4.07%, 12/15/42	841,312
610,000	Lockheed Martin Corp., 3.80%, 3/1/45, Callable 9/1/44 @ 100	596,163
4,602,000	Northrop Grumman Corp., 2.93%, 1/15/25, Callable 11/15/24 @ 100	4,530,820
1,501,000	Northrop Grumman Corp., 3.25%, 1/15/28, Callable 10/15/27 @ 100	1,472,343
345,000	Northrop Grumman Corp., 4.03%, 10/15/47, Callable 4/15/47 @ 100	340,365
280,000	Raytheon Co., 7.20%, 8/15/27	361,767
1,290,000	Rockwell Collins, Inc., 2.80%, 3/15/22, Callable 2/15/22 @ 100	1,286,056
1,385,000	Spirit AeroSystems, Inc., 3.95%, 6/15/23, Callable 5/15/23 @ 100	1,405,339

Principal Amount		Fair Value
Corporate Bonds, continued
Aerospace & Defense, continued
$ 5,277,000	United Technologies Corp., 3.35%, 8/16/21^	$5,342,550
1,025,000	United Technologies Corp., 1.95%, 11/1/21, Callable 10/1/21 @ 100^	1,004,344
105,000	United Technologies Corp., 6.13%, 7/15/38	127,443
350,000	United Technologies Corp., 4.50%, 6/1/42	360,168
130,000	United Technologies Corp., 3.75%, 11/1/46, Callable 5/1/46 @ 100	119,293

		35,375,586

Air Freight & Logistics (0.1%):
1,115,000	FedEx Corp., 3.88%, 8/1/42	985,388
1,315,000	FedEx Corp., 4.55%, 4/1/46, Callable 10/1/45 @ 100	1,267,405

		2,252,793

Airlines (0.3%):
10,530	American Airlines Pass Through Trust, Class B, Series 2014-1, 4.38%, 10/1/22	10,544
1,123,349	American Airlines Pass Through Trust, Class B, Series 2015-2, 4.40%, 3/22/25	1,127,925
314,337	American Airlines Pass Through Trust, Class B, Series 2016-1, 5.25%, 7/15/25	324,409
6,658	American Airlines Pass Through Trust, Class B, Series 2017-1, 4.95%, 8/15/26	6,814
11,851	American Airlines Pass Through Trust, Class B, Series 2016-3, 3.75%, 4/15/27	11,582
237,362	American Airlines Pass Through Trust, Class B, Series 2017-2, 3.70%, 4/15/27	230,523
527,622	American Airlines Pass Through Trust, Class AA, Series 2015-2, 3.60%, 3/22/29	525,669
424,199	American Airlines Pass Through Trust, Class AA, Series 2016-3, 3.00%, 4/15/30	407,425
95,400	American Airlines Pass Through Trust, Class AA, Series 2017-1, 3.65%, 8/15/30	95,613
352,204	American Airlines Pass Through Trust, Class AA, Series 2017-2, 3.35%, 4/15/31	342,575
365,000	Delta Air Lines, Inc., 3.63%, 3/15/22, Callable 2/15/22 @ 100	367,014
505,000	Delta Airlines Pass Through Trust, Class AA, Series 2019-1, 3.20%, 10/25/25	512,828
400,000	Southwest Airlines Co., 2.75%, 11/16/22, Callable 10/16/22 @ 100	397,979
13,593	United Airlines Pass Through Trust, Class B, Series 2014-1, 4.75%, 10/11/23	13,740
41,025	United Airlines Pass Through Trust, Class B, Series 2014-2, 4.63%, 3/3/24	41,572
9,144	United Airlines Pass Through Trust, Class B, Series 2016-2, 3.65%, 4/7/27	9,024

See accompanying notes to the schedules of portfolio investments.

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

March 31, 2019 (Unaudited)

Principal Amount		Fair Value
Corporate Bonds, continued
Airlines, continued
$ 45,718	United Airlines Pass Through Trust, Class B, Series 2016-1, 3.65%, 7/7/27	$45,087
357,608	United Airlines Pass Through Trust, Class B, Series 2018-1, 4.60%, 9/1/27	362,010
53,409	United Airlines Pass Through Trust, Class AA, Series 2016-1, 3.10%, 1/7/30	51,552
78,612	United Airlines Pass Through Trust, Class AA, Series 2016-2, 2.88%, 4/7/30	74,809
245,648	United Airlines Pass Through Trust, Class AA, Series 2018-1, 3.50%, 9/1/31	242,177
420,000	United Airlines Pass Through Trust, Class AA, Series 2019-1, 4.15%, 2/25/33	433,440
21,675	US Airways, Class B, Series 2012-2, 6.75%, 12/3/22	22,606
69,165	US Airways, Class B, Series 2013-1, 5.38%, 5/15/23	70,786

		5,727,703

Auto Components (0.1%):
50,000	Delphi Corp., 4.15%, 3/15/24, Callable 12/15/23 @ 100^	51,295
164,000	Lear Corp., 5.25%, 1/15/25, Callable 1/15/20 @ 102.63	169,945
1,216,000	ZF North America Capital, Inc., 4.50%, 4/29/22(a)	1,211,440

		1,432,680

Automobiles (0.6%):
2,575,000	Daimler Finance North America LLC, 2.70%, 8/3/20(a)	2,562,170
335,000	Daimler Finance North America LLC, 3.75%, 11/5/21(a)	340,505
740,000	Ford Motor Co., 7.45%, 7/16/31^	788,820
1,025,000	General Motors Co., 5.00%, 4/1/35	920,777
690,000	General Motors Co., 6.25%, 10/2/43	683,994
365,000	General Motors Co., 5.40%, 4/1/48, Callable 10/1/47 @ 100	334,121
1,400,000	Nissan Motor Acceptance Corp., 3.15%, 3/15/21(a)	1,394,401
1,390,000	Volkswagen Group of America Finance LLC, 2.40%, 5/22/20(a)	1,380,606
1,805,000	Volkswagen Group of America Finance LLC, 3.88%, 11/13/20(a)	1,826,438
625,000	Volkswagen Group of America Finance LLC, 4.00%, 11/12/21(a)	636,964

		10,868,796

Banks (3.2%):
2,230,000	Bank of America Corp., Series G, 2.63%, 4/19/21	2,219,789
7,430,000	Bank of America Corp., Series G, 2.37%(US0003M+66bps), 7/21/21, Callable 7/21/20 @ 100^	7,384,796
185,000	Bank of America Corp., 4.13%, 1/22/24, MTN	193,950
5,395,000	Bank of America Corp., 3.55%(US0003M+78bps), 3/5/24, Callable 3/5/23 @ 100	5,473,076
1,095,000	Bank of America Corp., 4.00%, 4/1/24^	1,140,575

Principal Amount		Fair Value
Corporate Bonds, continued
Banks, continued
$ 625,000	Bank of America Corp., 3.86%(US0003M+94bps), 7/23/24, Callable 7/23/23 @ 100	$639,667
1,382,000	Bank of America Corp., 4.20%, 8/26/24, MTN	1,424,063
2,130,000	Bank of America Corp., 3.46%(US0003M+97bps), 3/15/25, Callable 3/15/24 @ 100, MTN^	2,149,138
1,428,000	Bank of America Corp., Series G, 4.45%, 3/3/26	1,488,043
1,810,000	Bank of America Corp., Series G, 3.50%, 4/19/26	1,825,322
1,040,000	Bank of America Corp., 3.82%(US0003M+158bps), 1/20/28, Callable 1/20/27 @ 100, MTN	1,050,461
380,000	Bank of America Corp., 4.24%(US0003M+181bps), 4/24/38, Callable 4/24/37 @ 100	388,864
1,030,000	Citigroup, Inc., 2.65%, 10/26/20^	1,028,826
265,000	Citigroup, Inc., 2.88%(US0003M+95bps), 7/24/23, Callable 7/24/22 @ 100	263,086
630,000	Citigroup, Inc., 4.40%, 6/10/25	652,943
225,000	Citigroup, Inc., 3.20%, 10/21/26, Callable 7/21/26 @ 100	220,055
965,000	Citizens Bank NA, 2.20%, 5/26/20, Callable 4/26/20 @ 100	957,818
250,000	Citizens Bank NA, 2.55%, 5/13/21, Callable 4/13/21 @ 100	247,828
40,000	Citizens Financial Group, Inc., 2.38%, 7/28/21, Callable 6/28/21 @ 100	39,370
850,000	HSBC USA, Inc., 2.35%, 3/5/20	846,644
435,000	HSBC USA, Inc., 5.00%, 9/27/20	447,397
470,000	Huntington National Bank (The), 2.40%, 4/1/20, Callable 3/1/20 @ 100	468,383
20,000	JPMorgan Chase & Co., 2.75%, 6/23/20, Callable 5/23/20 @ 100	20,020
1,720,000	JPMorgan Chase & Co., 2.30%, 8/15/21, Callable 8/15/20 @ 100	1,697,612
125,000	JPMorgan Chase & Co., 4.50%, 1/24/22	130,582
7,934,000	JPMorgan Chase & Co., 2.78%(US0003M+94bps), 4/25/23, Callable 4/25/22 @ 100	7,878,897
3,325,000	JPMorgan Chase & Co., 3.56%(US0003M+73bps), 4/23/24, Callable 4/23/23 @ 100	3,374,961
3,796,000	JPMorgan Chase & Co., 3.78%(US0003M+134bps), 2/1/28, Callable 2/1/27 @ 100	3,870,223
470,000	JPMorgan Chase & Co., 3.54%(US0003M+138bps), 5/1/28, Callable 5/1/27 @ 100	470,847
2,320,000	JPMorgan Chase & Co., 3.51%(US0003M+95bps), 1/23/29, Callable 1/23/28 @ 100	2,298,756
470,000	JPMorgan Chase & Co., 4.20%(US0003M+126bps), 7/23/29, Callable 7/23/28 @ 100	491,701
250,000	KeyBank NA, Series B, 3.35%, 6/15/21	253,251
500,000	KeyBank NA, Series B, 2.40%, 6/9/22^	494,919

See accompanying notes to the schedules of portfolio investments.

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

March 31, 2019 (Unaudited)

Principal Amount		Fair Value
Corporate Bonds, continued
Banks, continued
$ 200,000	KeyCorp, 2.90%, 9/15/20	$200,553
245,000	SunTrust Banks, Inc., 4.00%, 5/1/25, Callable 3/1/25 @ 100	256,650
440,000	Synovus Financial Corp., 3.13%, 11/1/22, Callable 10/1/22 @ 100	434,271
128,000	Wachovia Corp., 5.50%, 8/1/35	145,876
514,000	Wells Fargo & Co., Series G, 2.60%, 7/22/20	513,504
970,000	Wells Fargo & Co., 2.63%, 7/22/22, MTN	962,698
555,000	Wells Fargo & Co., 3.00%, 2/19/25	549,554
570,000	Wells Fargo & Co., 3.00%, 4/22/26	553,915
1,257,000	Wells Fargo & Co., 3.00%, 10/23/26^	1,223,400
655,000	Wells Fargo & Co., Series G, 4.30%, 7/22/27^	680,766
3,430,000	Wells Fargo Bank NA, 2.60%, 1/15/21^	3,418,993
330,000	Zions Bancorp NA, 3.50%, 8/27/21	333,530

		60,805,573

Beverages (0.4%):
3,540,000	Anheuser-Busch Cos. LLC, 4.70%, 2/1/36, Callable 8/1/35 @ 100(a)	3,539,649
1,170,000	Anheuser-Busch Cos. LLC, 4.90%, 2/1/46, Callable 8/1/45 @ 100(a)	1,171,604
410,000	Anheuser-Busch InBev Worldwide, Inc., 4.75%, 1/23/29, Callable 10/23/28 @ 100	435,960
505,000	Anheuser-Busch InBev Worldwide, Inc., 4.75%, 4/15/58, Callable 10/15/57 @ 100	477,604
210,000	Constellation Brands, Inc., 3.38%(US0003M+70bps), 11/15/21, Callable 10/30/19 @ 100	208,943
20,000	Maple Escrow Subsidiary, Inc., 3.55%, 5/25/21^(a)	20,218
650,000	Maple Escrow Subsidiary, Inc., 4.06%, 5/25/23, Callable 4/25/23 @ 100(a)	668,598
930,000	PepsiCo, Inc., 2.38%, 10/6/26, Callable 7/6/26 @ 100^	891,539
200,000	PepsiCo, Inc., 3.45%, 10/6/46, Callable 4/6/46 @ 100	192,744

		7,606,859

Biotechnology (0.4%):
790,000	AbbVie, Inc., 3.38%, 11/14/21	799,875
2,250,000	AbbVie, Inc., 3.60%, 5/14/25, Callable 2/14/25 @ 100	2,251,822
100,000	AbbVie, Inc., 4.50%, 5/14/35, Callable 11/14/34 @ 100	97,528
265,000	AbbVie, Inc., 4.70%, 5/14/45, Callable 11/14/44 @ 100	254,572
210,000	AbbVie, Inc., 4.45%, 5/14/46, Callable 11/14/45 @ 100	193,519
500,000	Amgen, Inc., 1.85%, 8/19/21, Callable 7/19/21 @ 100	488,925
640,000	Amgen, Inc., 2.60%, 8/19/26, Callable 5/19/26 @ 100	603,767
350,000	Amgen, Inc., 4.40%, 5/1/45, Callable 11/1/44 @ 100	341,332
254,000	Amgen, Inc., 4.56%, 6/15/48, Callable 12/15/47 @ 100	254,205
304,000	Amgen, Inc., 4.66%, 6/15/51, Callable 12/15/50 @ 100	303,611
90,000	Celgene Corp., 3.95%, 10/15/20	91,458

Principal Amount		Fair Value
Corporate Bonds, continued
Biotechnology, continued
$ 420,000	Celgene Corp., 3.25%, 8/15/22	$423,514
25,000	Celgene Corp., 3.55%, 8/15/22	25,408
512,000	Celgene Corp., 3.88%, 8/15/25, Callable 5/15/25 @ 100	523,313
220,000	Celgene Corp., 3.90%, 2/20/28, Callable 11/20/27 @ 100	224,069
800,000	Gilead Sciences, Inc., 3.65%, 3/1/26, Callable 12/1/25 @ 100	814,661
610,000	Gilead Sciences, Inc., 4.00%, 9/1/36, Callable 3/1/36 @ 100	596,339
230,000	Gilead Sciences, Inc., 4.80%, 4/1/44, Callable 10/1/43 @ 100	240,464
55,000	Gilead Sciences, Inc., 4.15%, 3/1/47, Callable 9/1/46 @ 100^	52,712

		8,581,094

Capital Markets (1.6%):
1,710,000	Ares Capital Corp., 4.25%, 3/1/25, Callable 1/1/25 @ 100	1,667,719
950,000	Bank of New York Mellon Corp. (The), 4.62%(US0003M+313bps), 12/29/49, Callable 9/20/26 @ 100	900,125
1,435,000	Chalres Schwab Corp., Series E, 4.62%(US0003M+332bps), 12/29/49, Callable 3/1/22 @ 100^	1,411,681
305,000	CME Group, Inc., 3.75%, 6/15/28, Callable 3/15/28 @ 100	321,456
370,000	Goldman Sachs Group, Inc., 3.63%, 2/20/24, Callable 1/20/24 @ 100^	374,238
1,815,000	Goldman Sachs Group, Inc., 4.00%, 3/3/24	1,869,337
425,000	Goldman Sachs Group, Inc., 3.85%(US0003M+117bps), 5/15/26, Callable 5/15/25 @ 100	416,301
790,000	Goldman Sachs Group, Inc., 3.69%(US0003M+151bps), 6/5/28, Callable 6/5/27 @ 100	781,564
2,140,000	Goldman Sachs Group, Inc., 4.22%(US0003M+130bps), 5/1/29, Callable 5/1/28 @ 100^	2,189,087
355,000	Goldman Sachs Group, Inc. (The), 3.52%(US0003M+78bps), 10/31/22, Callable 10/31/21 @ 100	353,508
415,000	Goldman Sachs Group, Inc. (The), 3.75%, 2/25/26, Callable 11/25/25 @ 100	416,898
455,000	Goldman Sachs Group, Inc. (The), 3.50%, 11/16/26, Callable 11/16/25 @ 100	448,281
106,000	Goldman Sachs Group, Inc. (The), 5.95%, 1/15/27^	118,697
930,000	Goldman Sachs Group, Inc. (The), 3.85%, 1/26/27, Callable 1/26/26 @ 100	933,462
45,000	Goldman Sachs Group, Inc. (The), 4.80%, 7/8/44, Callable 1/8/44 @ 100	47,694
760,000	Intercontinental Exchange, Inc., 4.00%, 10/15/23	797,776
125,000	Intercontinental Exchange, Inc., 3.75%, 9/21/28, Callable 6/21/28 @ 100	129,696
760,000	Intercontinental Exchange, Inc., 4.25%, 9/21/48, Callable 3/21/48 @ 100	796,927

See accompanying notes to the schedules of portfolio investments.

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

March 31, 2019 (Unaudited)

Principal Amount		Fair Value
Corporate Bonds, continued
Capital Markets, continued
$ 425,000	Moody’s Corp., 4.25%, 2/1/29, Callable 11/1/28 @ 100	$443,921
1,555,000	Morgan Stanley, 3.75%, 2/25/23	1,595,562
3,450,000	Morgan Stanley, Series G, 3.88%, 1/27/26^	3,526,935
2,880,000	Morgan Stanley, 3.13%, 7/27/26, MTN	2,804,544
3,750,000	Morgan Stanley, 3.63%, 1/20/27^	3,757,734
2,205,000	Morgan Stanley, 3.77%(US0003M+114bps), 1/24/29, Callable 1/24/28 @ 100	2,202,960
85,000	Morgan Stanley, Series G, 4.43%(US0003M+163bps), 1/23/30, Callable 1/23/29 @ 100, MTN	89,496
525,000	Morgan Stanley, 4.38%, 1/22/47	539,932
320,000	S&P Global, Inc., 4.00%, 6/15/25, Callable 3/15/25 @ 100	335,488
741,000	State Street Corp., Series F, 5.25%(US0003M+360bps), 12/31/49, Callable 9/15/20 @ 100	756,746
1,510,000	State Street Corp., Series H, 5.63%(US0003M+254bps), 12/31/99, Callable 12/15/23 @ 100	1,513,775

		31,541,540

Chemicals (0.3%):
560,000	Dow Chemical Co. (The), 4.55%, 11/30/25, Callable 9/30/25 @ 100(a)	588,707
49,000	Dow Chemical Co. (The), 4.38%, 11/15/42, Callable 5/15/42 @ 100	46,873
1,835,000	DowDuPont, Inc., 4.49%, 11/15/25, Callable 9/15/25 @ 100	1,952,674
1,160,000	DowDuPont, Inc., 5.42%, 11/15/48, Callable 5/15/48 @ 100	1,308,637
130,000	Eastman Chemical Co., 2.70%, 1/15/20, Callable 12/15/19 @ 100	129,852
220,000	Eastman Chemical Co., 4.65%, 10/15/44, Callable 4/15/44 @ 100	213,269
1,000,000	Ecolab, Inc., 2.70%, 11/1/26, Callable 8/1/26 @ 100	970,341
45,000	LyondellBasell Idustries NV, 4.88%, 3/15/44, Callable 9/15/43 @ 100	44,200
220,000	RPM International, Inc., 3.75%, 3/15/27, Callable 12/15/26 @ 100	211,433

		5,465,986

Commercial Services & Supplies (0.1%):
90,000	Republic Services, Inc., 4.75%, 5/15/23, Callable 2/15/23 @ 100	95,718
535,000	Republic Services, Inc., 3.20%, 3/15/25, Callable 12/15/24 @ 100	536,881
45,000	Republic Services, Inc., 2.90%, 7/1/26, Callable 4/1/26 @ 100	43,807
35,000	Republic Services, Inc., 3.38%, 11/15/27, Callable 8/15/27 @ 100	35,185
1,310,000	Republic Services, Inc., 3.95%, 5/15/28, Callable 2/15/28 @ 100^	1,370,879
315,000	Waste Management, Inc., 3.13%, 3/1/25, Callable 12/1/24 @ 100	316,526

		2,398,996

Communications Equipment (0.0%†):
50,000	Juniper Networks, Inc., 4.35%, 6/15/25, Callable 3/15/25 @ 100	51,547
400,000	Motorola Solutions, Inc., 3.50%, 9/1/21^	402,443
224,000	Motorola Solutions, Inc., 4.00%, 9/1/24^	227,323

		681,313

Principal Amount		Fair Value
Corporate Bonds, continued
Consumer Finance (1.3%):
$ 320,000	American Express Co., 3.40%, 2/27/23, Callable 1/27/23 @ 100^	$324,264
595,000	American Express Co., 3.70%, 8/3/23, Callable 7/3/23 @ 100	609,175
335,000	Capital One Financial Corp., 3.75%, 7/28/26, Callable 6/28/26 @ 100^	326,105
250,000	Discover Bank, 3.35%, 2/6/23, Callable 1/6/23 @ 100	251,478
270,000	Ford Motor Credit Co. LLC, 3.16%, 8/4/20	268,447
705,000	Ford Motor Credit Co. LLC, 3.20%, 1/15/21	695,086
203,000	Ford Motor Credit Co. LLC, 3.34%, 3/18/21	199,681
1,380,000	Ford Motor Credit Co. LLC, 3.81%, 10/12/21	1,364,580
1,550,000	Ford Motor Credit Co. LLC, 3.10%, 5/4/23^	1,445,651
900,000	Ford Motor Credit Co. LLC, 5.58%, 3/18/24, Callable 2/18/24 @ 100^	910,820
435,000	Ford Motor Credit Co. LLC, 3.66%, 9/8/24	401,107
810,000	Ford Motor Credit Co. LLC, 4.39%, 1/8/26^	749,546
2,269,000	General Motors Financial Co., Inc., 3.20%, 7/13/20, Callable 6/13/20 @ 100	2,271,087
1,740,000	General Motors Financial Co., Inc., 2.45%, 11/6/20	1,717,730
755,000	General Motors Financial Co., Inc., 4.38%, 9/25/21	770,583
635,000	General Motors Financial Co., Inc., 3.45%, 4/10/22, Callable 2/10/22 @ 100	635,537
1,752,000	General Motors Financial Co., Inc., 3.95%, 4/13/24, Callable 2/13/24 @ 100	1,733,399
2,060,000	Hyundai Capital America, 1.75%, 9/27/19(a)	2,046,688
945,000	Hyundai Capital America, 2.55%, 4/3/20(a)	938,686
588,000	Hyundai Capital America, 3.00%, 10/30/20(a)	585,188
1,420,000	Hyundai Capital America, 3.95%, 2/1/22^(a)	1,440,523
865,000	Synchrony Bank, Series B, 3.65%, 5/24/21, Callable 4/24/21 @ 100	872,340
1,690,000	Synchrony Financial, 3.00%, 8/15/19, Callable 7/15/19 @ 100	1,689,990
2,250,000	Synchrony Financial, 2.70%, 2/3/20, Callable 1/3/20 @ 100	2,244,596
220,000	Toyota Motor Credit Corp., Series G, 3.45%, 9/20/23	226,412

		24,718,699

Containers & Packaging (0.1%):
715,000	International Paper Co., 4.35%, 8/15/48, Callable 2/15/48 @ 100	664,543
685,000	WestRock RKT Co., 4.90%, 3/1/22	713,713

		1,378,256

See accompanying notes to the schedules of portfolio investments.

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

March 31, 2019 (Unaudited)

Principal Amount		Fair Value
Corporate Bonds, continued
Diversified Consumer Services (0.1%):
$ 145,000	California Institute of Technology, 4.32%, 8/1/45	$161,095
360,000	Massachusetts Institute of Technology, 4.68%, 7/1/14	417,542
114,000	Pres & Fellows of Harvar, 3.15%, 7/15/46, Callable 1/15/46 @ 100	107,782
575,000	Pres & Fellows of Harvar, 3.30%, 7/15/56, Callable 1/15/56 @ 100	533,013

		1,219,432

Diversified Financial Services (0.1%):
1,220,000	AXA Equitable Holdings, Inc., 3.90%, 4/20/23, Callable 3/20/23 @ 100	1,247,607
95,000	Berkshire Hathaway, Inc., 3.13%, 3/15/26, Callable 12/15/25 @ 100	95,793
320,000	BP Capital Markets America, Inc., 3.12%, 5/4/26, Callable 2/4/26 @ 100	318,653
1,000,000	PPL Capital Funding, Inc., 3.40%, 6/1/23, Callable 3/1/23 @ 100	1,002,491

		2,664,544

Diversified Telecommunication Services (1.0%):
1,000,000	AT&T, Inc., 2.80%, 2/17/21, Callable 1/17/21 @ 100^	995,564
2,000,000	AT&T, Inc., 3.23%, 11/27/22(a)(c)	1,785,732
150,000	AT&T, Inc., 4.45%, 4/1/24, Callable 1/1/24 @ 100^	157,150
185,000	AT&T, Inc., 3.95%, 1/15/25, Callable 10/15/24 @ 100	188,496
680,000	AT&T, Inc., 4.35%, 3/1/29, Callable12/1/28 @ 100^	692,926
3,301,000	AT&T, Inc., 4.30%, 2/15/30, Callable 11/15/29 @ 100^	3,328,312
290,000	AT&T, Inc., 8.75%, 11/15/31	387,141
170,000	AT&T, Inc., 4.50%, 5/15/35, Callable 11/15/34 @ 100	166,361
122,000	AT&T, Inc., 4.90%, 8/15/37, Callable 2/14/37 @ 100	123,169
2,465,000	AT&T, Inc., 4.35%, 6/15/45, Callable 12/15/44 @ 100	2,269,284
20,000	AT&T, Inc., 4.75%, 5/15/46, Callable 11/15/45 @ 100	19,550
2,735,000	Verizon Communications, Inc., 4.13%, 3/16/27^	2,859,754
434,000	Verizon Communications, Inc., 4.33%, 9/21/28	457,984
2,855,000	Verizon Communications, Inc., 4.50%, 8/10/33	3,017,998
510,000	Verizon Communications, Inc., 4.40%, 11/1/34, Callable 5/1/34 @ 100	530,228
2,400,000	Verizon Communications, Inc., 4.27%, 1/15/36	2,426,222
222,000	Verizon Communications, Inc., 4.86%, 8/21/46	235,645

		19,641,516

Electric Utilities (1.8%):
430,000	AEP Texas, Inc., 2.40%, 10/1/22, Callable 9/1/22 @ 100	423,781
290,000	AEP Texas, Inc., 3.95%, 6/1/28, Callable 3/1/28 @ 100	302,114

Principal Amount		Fair Value
Corporate Bonds, continued
Electric Utilities, continued
$ 750,000	AEP Transmission Co. LLC, 4.25%, 9/15/48, Callable 3/15/48 @ 100	$786,221
168,000	Alabama Power Co., Series 2011-C, 5.20%, 6/1/41	189,449
320,000	Alabama Power Co., 3.85%, 12/1/42	313,632
640,000	Alabama Power Co., 4.15%, 8/15/44, Callable 2/15/44 @ 100	657,219
480,000	Alabama Power Co., Series A, 4.30%, 7/15/48, Callable 1/15/48 @ 100	508,951
680,000	Alliant Energy Finance, 3.75%, 6/15/23, Callable 5/15/23 @ 100(a)	693,376
500,000	Baltimore Gas & Electric Co., 2.80%, 8/15/22, Callable 5/15/22 @ 100	498,453
500,000	Baltimore Gas & Electric Co., 2.40%, 8/15/26, Callable 5/15/26 @ 100	472,215
900,000	Baltimore Gas & Electric Co., 3.75%, 8/15/47, Callable 2/15/47 @ 100^	866,397
110,000	Baltimore Gas & Electric Co., 4.25%, 9/15/48, Callable 3/15/48 @ 100	115,312
704,000	DTE Electric Co., 3.65%, 3/15/24, Callable 12/15/23 @ 100	727,379
600,000	DTE Electric Co., 3.75%, 8/15/47, Callable 2/15/47 @ 100	591,685
1,000,000	Duke Energy Carolinas LLC, 4.25%, 12/15/41, Callable 6/15/41 @ 100	1,061,649
555,000	Duke Energy Carolinas LLC, 3.75%, 6/1/45, Callable 12/1/44 @ 100	543,157
465,000	Duke Energy Carolinas LLC, 3.95%, 3/15/48, Callable 9/15/47 @ 100	471,410
1,500,000	Duke Energy Corp., 1.80%, 9/1/21, Callable 8/1/21 @ 100	1,464,042
1,500,000	Duke Energy Corp., 2.65%, 9/1/26, Callable 6/1/26 @ 100	1,427,379
140,000	Duke Energy Corp., 3.75%, 9/1/46, Callable 3/1/46 @ 100	130,871
470,000	Duke Energy Florida LLC, 4.20%, 7/15/48, Callable 1/15/48 @ 100	493,593
255,000	Duke Energy Progress LLC, 3.00%, 9/15/21, Callable 6/15/21 @ 100	256,837
220,000	Duke Energy Progress LLC, 5.70%, 4/1/35	261,564
430,000	Duke Energy Progress LLC, 4.10%, 3/15/43, Callable 9/15/42 @ 100	443,279
670,000	Duke Energy Progress LLC, 4.20%, 8/15/45, Callable 2/15/45 @ 100	699,473
45,000	Emera US Finance LP, 2.15%, 6/15/19	44,961
220,000	Entergy Louisiana LLC, 5.40%, 11/1/24	246,884
850,000	Entergy Louisiana LLC, 4.00%, 3/15/33, Callable 12/15/32 @ 100	892,375
65,000	Entergy Louisiana LLC, 4.20%, 9/1/48, Callable 3/1/48 @ 100	67,575
235,000	Entergy Louisiana LLC, 4.20%, 4/1/50, Callable 10/1/49 @ 100	245,856
490,000	Entergy Texas, Inc., 3.45%, 12/1/27, Callable 9/1/27 @ 100	482,263

See accompanying notes to the schedules of portfolio investments.

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

March 31, 2019 (Unaudited)

Principal Amount		Fair Value
Corporate Bonds, continued
Electric Utilities, continued
$ 440,000	Eversource Energy, Series L, 2.90%, 10/1/24, Callable 8/1/24 @ 100	$435,572
135,000	Exelon Corp., 2.85%, 6/15/20, Callable 5/15/20 @ 100	134,974
15,000	Exelon Corp., 2.45%, 4/15/21, Callable 3/15/21 @ 100	14,828
163,000	Exelon Corp., 5.63%, 6/15/35	185,739
92,000	Exelon Corp., 4.95%, 6/15/35, Callable 12/15/34 @ 100	98,472
610,000	FirstEnergy Transmission LLC, 4.55%, 4/1/49, Callable 10/1/48 @ 100(a)	622,046
450,000	Florida Power & Light Co., 3.13%, 12/1/25, Callable 6/1/25 @ 100	455,958
110,000	Florida Power & Light Co., 5.69%, 3/1/40	138,698
460,000	Florida Power & Light Co., 4.05%, 6/1/42, Callable 12/1/41 @ 100	482,655
170,000	Florida Power & Light Co., 3.80%, 12/15/42, Callable 6/15/42 @ 100	171,311
340,000	Florida Power & Light Co., 3.70%, 12/1/47, Callable 6/1/47 @ 100	336,997
155,000	Florida Power & Light Co., 3.95%, 3/1/48, Callable 9/1/47 @ 100	161,269
120,000	Florida Power & Light Co., 4.13%, 6/1/48, Callable 12/1/47 @ 100	127,706
568,000	Georgia Power Co., 2.00%, 3/30/20	563,606
750,000	Georgia Power Co., 3.25%, 3/30/27, Callable 12/30/26 @ 100	725,114
120,000	Indiana Michigan Power Co., 4.25%, 8/15/48, Callable 2/15/48 @ 100	122,632
125,000	Kansas City Power & Light Co., 4.13%, 4/1/49, Callable 10/1/48 @ 100	129,264
290,000	Mid-Atlantic Interstate Transmission LLC, 4.10%, 5/15/28(a)	298,132
365,000	NextEra Energy Capital Holdings, Inc., 3.55%, 5/1/27, Callable 2/1/27 @ 100^	365,658
110,000	Northern States Power Co., 3.40%, 8/15/42, Callable 2/15/42 @ 100^	104,363
320,000	Northern States Power Co., 3.60%, 5/15/46, Callable 11/15/45 @ 100	312,914
660,000	Northern States Power Co., 3.60%, 9/15/47, Callable 3/15/47 @ 100	642,727
135,000	Northern States Power Co., 4.20%, 9/1/48, Callable 3/1/48 @ 100	138,216
275,000	Ohio Power Co., Series G, 6.60%, 2/15/33	357,611
120,000	Ohio Power Co., 4.15%, 4/1/48, Callable 10/1/47 @ 100	124,537
170,000	Oncor Electric Delivery Co., LLC, 3.80%, 9/30/47, Callable 3/30/47 @ 100	170,580
170,000	PacifiCorp, 6.35%, 7/15/38	218,756
199,000	PacifiCorp, 6.00%, 1/15/39	248,949
350,000	PacifiCorp, 4.13%, 1/15/49, Callable 7/15/48 @ 100	360,011
155,000	PacifiCorp, 4.15%, 2/15/50, Callable 8/15/49 @ 100	160,773
325,000	PacifiCorp., 5.75%, 4/1/37	394,640
660,000	PECO Energy Co., 3.90%, 3/1/48, Callable 9/1/47 @ 100	667,980

Principal Amount		Fair Value
Corporate Bonds, continued
Electric Utilities, continued
$ 480,000	Public Service Electric & Gas Co., 3.65%, 9/1/28, Callable 6/1/28 @ 100	$495,301
490,000	Southwestern Electric Power Co., Series M, 4.10%, 9/15/28, Callable 6/15/28 @ 100	508,524
600,000	Southwestern Public Service Co., 3.30%, 6/15/24, Callable 12/15/23 @ 100	611,653
560,000	Tampa Electric Co., 2.60%, 9/15/22, Callable 6/15/22 @ 100	555,488
395,000	Tampa Electric Co., 4.30%, 6/15/48, Callable 12/15/47 @ 100	398,243
585,000	Union Electric Co., 3.50%, 3/15/29, Callable 12/15/28 @ 100	598,645
510,000	Virginia Electric & Power Co., 3.45%, 9/1/22, Callable 6/1/22 @ 100	519,256
235,000	Virginia Electric & Power Co., Series C, 2.75%, 3/15/23, Callable 12/15/22 @ 100	234,085
1,075,000	Virginia Electric & Power Co., Series A, 3.15%, 1/15/26, Callable 10/15/25 @ 100^	1,075,367
215,000	Virginia Electric & Power Co., Series B, 2.95%, 11/15/26, Callable 8/15/26 @ 100^	211,045
730,000	Virginia Electric & Power Co., Series A, 3.80%, 4/1/28, Callable 1/1/28 @ 100	755,113
25,000	Virginia Electric & Power Co., 6.35%, 11/30/37	32,245
2,110,000	Virginia Electric & Power Co., 4.00%, 1/15/43, Callable 7/15/42 @ 100	2,093,781
255,000	Virginia Electric & Power Co., Series C, 4.00%, 11/15/46, Callable 5/15/46 @ 100	254,131

		34,194,917

Electrical Equipment (0.0%†):
645,000	Eaton Corp., 2.75%, 11/2/22	642,460

Electronic Equipment, Instruments & Components (0.1%):
285,000	Amphenol Corp., 4.35%, 6/1/29, Callable 3/1/29 @ 100	299,097
40,000	Avnet, Inc., 4.63%, 4/15/26, Callable 1/15/26 @ 100^	40,748
125,000	Corning, Inc., 3.70%, 11/15/23, Callable 8/15/23 @ 100	128,231
1,205,000	Corning, Inc., 4.38%, 11/15/57, Callable 5/15/57 @ 100	1,113,692
435,000	Trimble, Inc., 4.15%, 6/15/23, Callable 5/15/23 @ 100	443,646

		2,025,414

Energy Equipment & Services (0.0%†):
75,000	Halliburton Co., 3.80%, 11/15/25, Callable 8/15/25 @ 100	76,563

Entertainment (0.2%):
1,260,000	Activision Blizzard, Inc., 3.40%, 9/15/26, Callable 6/15/26 @ 100	1,245,238
1,555,000	Activision Blizzard, Inc., 3.40%, 6/15/27, Callable 3/15/27 @ 100	1,512,994

See accompanying notes to the schedules of portfolio investments.

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

March 31, 2019 (Unaudited)

Principal Amount		Fair Value
Corporate Bonds, continued
Entertainment, continued
$ 935,000	Electronic Arts, Inc., 4.80%, 3/1/26, Callable 12/1/25 @ 100	$1,004,061
206,000	Walt Disney Co. (The), 6.40%, 12/15/35(a)	272,748

		4,035,041

Equity Real Estate Investment Trusts (0.3%):
460,000	American Tower Corp., 3.95%, 3/15/29, Callable 12/15/28 @ 100	461,708
25,000	Crown Castle International Corp., 3.40%, 2/15/21, Callable 1/15/21 @ 100	25,183
175,000	Crown Castle International Corp., 2.25%, 9/1/21, Callable 8/1/21 @ 100^	171,907
2,000,000	Crown Castle International Corp., 5.25%, 1/15/23	2,146,140
65,000	Crown Castle International Corp., 3.70%, 6/15/26, Callable 3/15/26 @ 100	64,724
60,000	Crown Castle International Corp., 4.75%, 5/15/47, Callable 11/15/46 @ 100	59,169
2,305,000	GLP Capital LP, 4.88%, 11/1/20, Callable 8/1/20 @ 100	2,348,218
410,000	Realty Income Corp., 3.00%, 1/15/27, Callable 10/15/26 @ 100	398,471

		5,675,520

Food & Staples Retailing (0.2%):
970,000	Sysco Corp., 3.55%, 3/15/25, Callable 1/15/25 @ 100	986,959
255,000	Walgreen Co., 4.40%, 9/15/42	231,375
487,000	Walgreens Boots Alliance, Inc., 3.45%, 6/1/26, Callable 3/1/26 @ 100	475,368
770,000	Walgreens Boots Alliance, Inc., 4.80%, 11/18/44, Callable 5/18/44 @ 100	731,808
295,000	Wal-Mart Stores, Inc., 3.55%, 6/26/25, Callable 4/26/25 @ 100	306,287
305,000	Wal-Mart Stores, Inc., 4.00%, 4/11/43, Callable 10/11/42 @ 100^	315,513
189,000	Wal-Mart Stores, Inc., 4.30%, 4/22/44, Callable 10/22/43 @ 100	204,812

		3,252,122

Food Products (0.0%†):
230,000	Conagra Brands, Inc., 3.80%, 10/22/21	234,353
105,000	Tyson Foods, Inc., 3.90%, 9/28/23, Callable 8/28/23 @ 100	106,798
40,000	Tyson Foods, Inc., 4.55%, 6/2/47, Callable 12/2/46 @ 100	37,695
110,000	Tyson Foods, Inc., 5.10%, 9/28/48, Callable 3/28/48 @ 100	112,023

		490,869

Gas Utilities (0.0%†):
165,000	Atmos Energy Corp., 4.13%, 3/15/49, Callable 9/15/48 @ 100	170,915

Health Care Equipment & Supplies (0.3%):
935,000	Abbott Laboratories, 3.40%, 11/30/23, Callable 9/30/23 @ 100	955,236
1,195,000	Abbott Laboratories, 2.95%, 3/15/25, Callable 12/15/24 @ 100	1,189,750

Principal Amount		Fair Value
Corporate Bonds, continued
Health Care Equipment & Supplies, continued
$ 189,000	Abbott Laboratories, 3.75%, 11/30/26, Callable 8/30/26 @ 100	$196,437
166,000	Abbott Laboratories, 4.75%, 4/15/43, Callable 10/15/42 @ 100	184,517
1,070,000	Baxter International, Inc., 1.70%, 8/15/21, Callable 7/15/21 @ 100	1,039,034
109,000	Becton Dickinson & Co., 2.68%, 12/15/19	108,957
84,000	Becton Dickinson And Co., 3.70%, 6/6/27, Callable 3/6/27 @ 100	83,563
395,000	Edwards Lifesciences Corp., 4.30%, 6/15/28, Callable 3/15/28 @ 100	413,831
830,000	Medtronic, Inc., 3.50%, 3/15/25	855,661
1,360,000	Medtronic, Inc., 4.38%, 3/15/35	1,479,386

		6,506,372

Health Care Providers & Services (0.9%):
55,000	Aetna, Inc., 2.75%, 11/15/22, Callable 8/15/22 @ 100	54,236
380,000	Aetna, Inc., 4.13%, 11/15/42, Callable 5/15/42 @ 100	342,964
10,000	Aetna, Inc., 3.88%, 8/15/47, Callable 2/15/47 @ 100	8,640
20,000	Anthem, Inc., 2.95%, 12/1/22, Callable 11/1/22 @ 100	19,978
10,000	Anthem, Inc., 3.65%, 12/1/27, Callable 9/1/27 @ 100	9,975
25,000	Anthem, Inc., 4.38%, 12/1/47, Callable 6/1/47 @ 100	24,816
610,000	Cigna Corp., 3.25%, 4/15/25, Callable 1/15/25 @ 100	604,382
230,000	Cigna Corp., 3.05%, 10/15/27, Callable 7/15/27 @ 100	217,773
705,000	CVS Health Corp., 3.35%, 3/9/21	710,867
2,805,000	CVS Health Corp., 3.70%, 3/9/23, Callable 2/9/23 @ 100^	2,846,609
3,270,000	CVS Health Corp., 4.30%, 3/25/28, Callable 12/25/27 @ 100	3,315,286
520,000	CVS Health Corp., 5.13%, 7/20/45, Callable 1/20/45 @ 100	527,786
695,000	CVS Health Corp., 5.05%, 3/25/48, Callable 9/25/47 @ 100	700,246
4,025,000	Halfmoon Parent, Inc., 3.20%, 9/17/20^(a)	4,046,986
735,000	Halfmoon Parent, Inc., 3.75%, 7/15/23, Callable 6/15/23 @ 100^(a)	753,577
650,000	UnitedHealth Group, Inc., 3.70%, 12/15/25	674,684
1,000,000	UnitedHealth Group, Inc., 3.10%, 3/15/26	999,373
1,320,000	UnitedHealth Group, Inc., 4.75%, 7/15/45	1,482,274
220,000	WellPoint, Inc., 3.50%, 8/15/24, Callable 5/15/24 @ 100	222,525

		17,562,977

Hotels, Restaurants & Leisure (0.2%):
10,000	McDonald’s Corp., 2.75%, 12/9/20, Callable 11/9/20 @ 100	9,999
545,000	McDonald’s Corp., 3.70%, 1/30/26, Callable 10/30/25 @ 100, MTN	563,476
50,000	McDonald’s Corp., 4.70%, 12/9/35, Callable 6/9/35 @ 100^	53,470
120,000	McDonald’s Corp., 3.70%, 2/15/42, MTN	110,067
780,000	McDonald’s Corp., 4.88%, 12/9/45, Callable 6/9/45 @ 100, MTN	840,323

See accompanying notes to the schedules of portfolio investments.

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

March 31, 2019 (Unaudited)

Principal Amount		Fair Value
Corporate Bonds, continued
Hotels, Restaurants & Leisure, continued
$ 1,050,000	McDonald’s Corp., 4.45%, 3/1/47, Callable 9/1/46 @ 100, MTN	$1,075,366
315,000	Starbucks Corp., 3.80%, 8/15/25, Callable 6/15/25 @ 100	324,436
215,000	Starbucks Corp., 3.75%, 12/1/47, Callable 6/1/47 @ 100	193,637
120,000	Starbucks Corp., 4.50%, 11/15/48, Callable 5/15/48 @ 100	122,164

		3,292,938

Household Products (0.0%†):
330,000	Clorox Co. (The), 3.90%, 5/15/28, Callable 2/15/28 @ 100^	344,644

Industrial Conglomerates (0.1%):
565,000	General Electric Capital Corp., Series A, 5.55%, 5/4/20, MTN	580,279
164,000	Georgia-Pacific LLC, 5.40%, 11/1/20(a)	170,223
505,000	Georgia-Pacific LLC, 3.73%, 7/15/23, Callable 4/15/23 @ 100(a)	519,166
309,000	Georgia-Pacific LLC, 3.60%, 3/1/25, Callable 12/1/24 @ 100(a)	315,563

		1,585,231

Insurance (0.4%):
325,000	ACE INA Holdings, Inc., 3.35%, 5/15/24	331,700
410,000	ACE INA Holdings, Inc., 4.15%, 3/13/43^	429,100
910,000	Aon Corp., 4.50%, 12/15/28, Callable 9/15/28 @ 100	960,457
155,000	Brighthouse Financial, Inc., 4.70%, 6/22/47, Callable 12/22/46 @ 100	123,043
401,000	Hartford Financial Services Group, Inc. (The), 4.30%, 4/15/43^	399,587
2,550,000	Marsh & McLennan Cos., Inc., 3.50%, 6/3/24, Callable 3/3/24 @ 100	2,599,393
20,000	Marsh & McLennan Cos., Inc., 3.50%, 3/10/25, Callable 12/10/24 @ 100	20,501
150,000	Marsh & McLennan Cos., Inc., 4.38%, 3/15/29, Callable 12/15/28 @ 100	158,468
610,000	Marsh & McLennan Cos., Inc., 4.35%, 1/30/47, Callable 7/30/46 @ 100	616,015
420,000	Marsh & McLennan Cos., Inc., 4.20%, 3/1/48, Callable 9/1/47 @ 100	417,977
30,000	Nuveen LLC, 4.00%, 11/1/28, Callable 8/1/28 @ 100^(a)	31,942
116,000	Principal Financial Group, Inc., 3.10%, 11/15/26, Callable 8/15/26 @ 100	112,964
12,000	Teachers Insurance & Annuity Association of America, 6.85%, 12/16/39(a)	16,328
195,000	Travelers Cos., Inc., 4.05%, 3/7/48, Callable 9/7/47 @ 100	198,944
214,000	Travelers Cos., Inc. (The), 4.30%, 8/25/45, Callable 2/25/45 @ 100	227,089
500,000	Willis North America, Inc., 3.60%, 5/15/24, Callable 3/15/24 @ 100	502,611

		7,146,119

Principal Amount		Fair Value
Corporate Bonds, continued
Internet & Direct Marketing Retail (0.1%):
$ 116,000	Amazon.com, Inc., 3.88%, 8/22/37, Callable 2/22/37 @ 100	$120,483
368,000	Amazon.com, Inc., 4.05%, 8/22/47, Callable 2/22/47 @ 100^	388,231
340,000	Amazon.com, Inc., 4.25%, 8/22/57, Callable 2/22/57 @ 100	366,616
275,000	eBay, Inc., 4.00%, 7/15/42, Callable 1/15/42 @ 100	233,020

		1,108,350

IT Services (0.2%):
70,000	DXC Technology Co., 2.88%, 3/27/20	69,960
499,000	Fidelity National Information Services, Inc., 3.00%, 8/15/26, Callable 5/15/26 @ 100	477,137
250,000	Fidelity National Information Services, Inc., 4.50%, 8/15/46, Callable 2/15/46 @ 100	236,071
660,000	Fiserv, Inc., 4.20%, 10/1/28, Callable 7/1/28 @ 100	678,024
200,000	International Business Machines Corp., 2.90%, 11/1/21	199,982
420,000	International Business Machines Corp., 2.88%, 11/9/22	421,048
100,000	International Business Machines Corp., 4.70%, 2/19/46^	109,021
300,000	Total System Services, Inc., 3.80%, 4/1/21, Callable 3/1/21 @ 100	304,886
405,000	Total System Services, Inc., 3.75%, 6/1/23, Callable 3/1/23 @ 100	411,041
770,000	Visa, Inc., 3.15%, 12/14/25, Callable 9/14/25 @ 100	780,765

		3,687,935

Life Sciences Tools & Services (0.2%):
780,000	Agilent Technologies, Inc., 3.20%, 10/1/22, Callable 7/1/22 @ 100	783,687
95,000	Agilent Technologies, Inc., 3.05%, 9/22/26, Callable 6/22/26 @ 100	92,982
313,000	Thermo Fisher Scientific, Inc., 3.60%, 8/15/21, Callable 5/15/21 @ 100	317,945
790,000	Thermo Fisher Scientific, Inc., 4.15%, 2/1/24, Callable 11/1/23 @ 100	825,310
1,470,000	Thermo Fisher Scientific, Inc., 2.95%, 9/19/26, Callable 6/19/26 @ 100	1,413,172
140,000	Thermo Fisher Scientific, Inc., 3.20%, 8/15/27, Callable 5/15/27 @ 100	136,337

		3,569,433

Media (1.0%):
175,000	Comcast Corp., 2.35%, 1/15/27, Callable 10/15/26 @ 100	163,388
1,020,000	Comcast Corp., 4.15%, 10/15/28, Callable 7/15/28 @ 100^	1,073,867
745,000	Comcast Corp., 4.25%, 10/15/30, Callable 7/15/30 @ 100	789,373
545,000	Comcast Corp., 3.20%, 7/15/36, Callable 1/15/36 @ 100	494,105
1,790,000	Comcast Corp., 3.40%, 7/15/46, Callable 1/15/46 @ 100	1,571,810
775,000	Comcast Corp., 4.95%, 10/15/58, Callable 4/15/58 @ 100	852,917

See accompanying notes to the schedules of portfolio investments.

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

March 31, 2019 (Unaudited)

Principal Amount		Fair Value
Corporate Bonds, continued
Media, continued
$ 1,655,000	COX Communications, Inc., 3.15%, 8/15/24, Callable 6/15/24 @ 100(a)	$1,646,493
910,000	Discovery Communications LLC, 2.95%, 3/20/23, Callable 2/20/23 @ 100	900,758
392,000	Discovery Communications, Inc., 4.88%, 4/1/43	365,480
335,000	Fox Corp., 4.03%, 1/25/24, Callable 12/25/23 @ 100(a)	346,899
190,000	Historic TW, Inc., 6.63%, 5/15/29	231,624
265,000	Interpublic Group of Cos., Inc., 3.50%, 10/1/20	266,987
145,000	Interpublic Group of Cos., Inc., 3.75%, 10/1/21	147,164
5,730,000	NBCUniversal Enterprise, Inc., 5.25%, 12/31/99, Callable 3/19/21 @ 100(a)	5,826,814
1,590,000	NBCUniversal Media LLC, 5.95%, 4/1/41	1,950,372
220,000	Time Warner Cable, Inc., 8.25%, 4/1/19	219,977
590,000	Time Warner Cable, Inc., 5.00%, 2/1/20	598,687
360,000	Time Warner, Inc., 3.80%, 2/15/27, Callable 11/15/26 @ 100	358,198
200,000	Time Warner, Inc., 7.63%, 4/15/31	261,222
1,300,000	Time Warner, Inc., 5.35%, 12/15/43	1,367,766

		19,433,901

Metals & Mining (0.0%†):
400,000	Newmont Mining Corp., 4.88%, 3/15/42, Callable 9/15/41 @ 100	416,624

Multi-Utilities (0.3%):
240,000	Ameren Illinois Co., 3.80%, 5/15/28, Callable 2/15/28 @ 100^	251,230
1,435,000	Berkshire Hathaway Energy Co., 3.25%, 4/15/28, Callable 1/15/28 @ 100	1,426,769
170,000	Black Hills Corp., 3.15%, 1/15/27, Callable 7/15/26 @ 100	162,011
495,000	Black Hills Corp., 4.35%, 5/1/33, Callable 2/1/33 @ 100	507,917
350,000	CenterPoint Energy Houston Electric LLC, 3.55%, 8/1/42, Callable 2/1/42 @ 100	338,619
190,000	CenterPoint Energy Houston Electric LLC, 3.95%, 3/1/48, Callable 9/1/47 @ 100	194,285
745,000	CenterPoint Energy Resources Corp., 4.10%, 9/1/47, Callable 3/1/47 @ 100^	729,012
85,000	CMS Energy Corp., 3.00%, 5/15/26, Callable 2/15/26 @ 100	82,714
775,000	CMS Energy Corp., 4.70%, 3/31/43, Callable 9/30/42 @ 100	815,771
165,000	Consumers Energy Co., 3.80%, 11/15/28, Callable 8/15/28 @ 100	174,063
255,000	Dominion Energy, Inc., 2.58%, 7/1/20	253,615
590,000	DTE Energy Co., Series B, 3.30%, 6/15/22, Callable 4/15/22 @ 100	594,155
515,000	NiSource Finance Corp., 3.49%, 5/15/27, Callable 2/15/27 @ 100	512,683
315,000	WEC Energy Group, Inc., 3.38%, 6/15/21	318,470

		6,361,314

Principal Amount		Fair Value
Corporate Bonds, continued
Oil, Gas & Consumable Fuels (2.8%):
$ 2,000,000	Anadarko Petroleum Corp., 7.05%, 10/10/36(c)	$887,618
920,000	Anadarko Petroleum Corp., 7.73%, 9/15/96	1,123,492
410,000	Buckeye Partners LP, 4.88%, 2/1/21, Callable 11/1/20 @ 100^	419,730
2,020,000	Buckeye Partners LP, 3.95%, 12/1/26, Callable 9/1/26 @ 100	1,924,107
487,000	Buckeye Partners LP, 5.85%, 11/15/43, Callable 5/15/43 @ 100	484,427
518,000	Buckeye Partners LP, 5.60%, 10/15/44, Callable 4/15/44 @ 100	497,592
1,750,000	Cimarex Energy Co., 4.38%, 6/1/24, Callable 3/1/24 @ 100^	1,819,627
430,000	Cimarex Energy Co., 3.90%, 5/15/27, Callable 2/15/27 @ 100^	428,446
520,000	Concho Resources, Inc., 3.75%, 10/1/27, Callable 7/1/27 @ 100	515,450
160,000	Continental Resources, Inc., 3.80%, 6/1/24, Callable 3/1/24 @ 100	161,400
250,000	El Paso Pipeline Partners Operating Co. LLC, 5.00%, 10/1/21, Callable 7/1/21 @ 100	260,571
670,000	Energy Transfer Operating LP, 5.88%, 1/15/24, Callable 10/15/23 @ 100	732,870
625,000	Energy Transfer Partners LP, 4.65%, 6/1/21, Callable 3/1/21 @ 100	643,722
700,000	Energy Transfer Partners LP, 4.75%, 1/15/26, Callable 10/15/25 @ 100	728,950
110,000	Energy Transfer Partners LP, 6.63%, 10/15/36	123,009
750,000	Energy Transfer Partners LP, 6.13%, 12/15/45, Callable 6/15/45 @ 100	807,385
595,000	Enterprise Products Operating LLC, 4.45%, 2/15/43, Callable 8/15/42 @ 100	598,436
479,000	Enterprise Products Operating LLC, 5.10%, 2/15/45, Callable 8/15/44 @ 100	524,168
120,000	Enterprise Products Operating LLC, 4.25%, 2/15/48, Callable 8/15/47 @ 100	116,109
60,000	Enterprise Products Operating LLC, 4.80%, 2/1/49, Callable 8/1/48 @ 100	63,340
1,190,000	Enterprise Products Operating LLC, Series E, 5.25%(US0003M+303bps), 8/16/77, Callable 8/16/27 @ 100	1,089,481
250,000	Enterprise Products Operating LLC, 5.38%(US0003M+257bps), 2/15/78, Callable 2/15/28 @ 100	221,904
450,000	EOG Resources, Inc., 2.63%, 3/15/23, Callable 12/15/22 @ 100	446,326
1,300,000	EOG Resources, Inc., 3.90%, 4/1/35, Callable 10/1/34 @ 100	1,324,820

See accompanying notes to the schedules of portfolio investments.

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

March 31, 2019 (Unaudited)

Principal Amount		Fair Value
Corporate Bonds, continued
Oil, Gas & Consumable Fuels, continued
$ 1,745,000	Kinder Morgan (Delaware), Inc., 5.55%, 6/1/45, Callable 12/1/44 @ 100	$1,902,865
235,000	Kinder Morgan Energy Partners LP, 5.40%, 9/1/44, Callable 3/1/44 @ 100	248,285
1,128,000	Kinder Morgan, Inc./Delawa, 4.30%, 6/1/25, Callable 3/1/25 @ 100^	1,175,397
150,000	Magellan Midstream Partners LP, 4.20%, 10/3/47, Callable 4/3/47 @ 100	145,424
1,470,000	Marathon Oil Corp., 2.70%, 6/1/20, Callable 5/1/20 @ 100	1,460,402
850,000	Marathon Petroleum Corp., 4.75%, 12/15/23, Callable 10/15/23 @ 100(a)	896,620
348,000	Marathon Petroleum Corp., 6.50%, 3/1/41, Callable 9/1/40 @ 100	423,860
900,000	MPLX LP, 4.50%, 7/15/23, Callable 4/15/23 @ 100	943,863
1,200,000	MPLX LP, 4.00%, 2/15/25, Callable 11/15/24 @ 100	1,222,108
1,618,000	MPLX LP, 4.88%, 6/1/25, Callable 3/1/25 @ 100	1,726,686
330,000	MPLX LP, 5.20%, 3/1/47, Callable 9/1/46 @ 100	333,350
145,000	MPLX LP, 5.50%, 2/15/49, Callable 8/15/48 @ 100	154,524
1,287,000	NGPL PipeCo LLC, 4.38%, 8/15/22, Callable 5/15/22 @ 100^(a)	1,309,523
1,280,000	Northern Natural Gas Co., 4.30%, 1/15/49, Callable 7/15/48 @ 100(a)	1,310,299
1,650,000	Northwest Pipeline LLC, 4.00%, 4/1/27, Callable 1/1/27 @ 100	1,667,589
411,000	Pioneer Natural Resource, 3.95%, 7/15/22, Callable 4/15/22 @ 100	423,164
145,000	Plains All American Pipeline LP, 3.65%, 6/1/22, Callable 3/1/22 @ 100	146,052
190,000	Sabine Pass Liquefaction, 5.88%, 6/30/26, Callable 12/31/25 @ 100^	211,375
1,285,000	Sabine Pass Liquefaction, 5.00%, 3/15/27, Callable 9/15/26 @ 100	1,362,100
360,000	Sabine Pass Liquefaction LLC, 5.63%, 4/15/23, Callable 1/15/23 @ 100	390,150
660,000	Sabine Pass Liquefaction LLC, 5.75%, 5/15/24, Callable 2/15/24 @ 100^	726,825
2,562,000	Sabine Pass Liquefaction LLC, 5.63%, 3/1/25, Callable 12/1/24 @ 100	2,818,199
1,000,000	Sabine Pass Liquefcation LLC, 6.25%, 3/15/22, Callable 12/15/21 @ 100	1,078,750
470,000	Spectra Energy Partners LP, 4.75%, 3/15/24, Callable 12/15/23 @ 100	498,809
505,000	Spectra Energy Partners LP, 3.50%, 3/15/25, Callable 12/15/24 @ 100^	505,138
265,000	Sunoco Logistics Partners Operations LP, 3.90%, 7/15/26, Callable 4/15/26 @ 100	263,428

Principal Amount		Fair Value
Corporate Bonds, continued
Oil, Gas & Consumable Fuels, continued
$ 378,000	Sunoco Logistics Partners Operations LP, 5.35%, 5/15/45, Callable 11/15/44 @ 100	$371,176
985,000	Tesoro Logistics LP, 5.25%, 1/15/25, Callable 1/15/21 @ 102.63	1,019,475
220,000	Texas Eastern Transmission LP, 2.80%, 10/15/22, Callable 7/15/22 @ 100(a)	216,597
900,000	Texas Eastern Transmission LP, 3.50%, 1/15/28, Callable 10/15/27 @ 100(a)	879,042
2,015,000	Texas Eastern Transmission LP, 4.15%, 1/15/48, Callable 7/15/47 @ 100(a)	1,920,353
1,992,000	Transcontinental Gas Pipe Line Co. LLC, 7.85%, 2/1/26, Callable 11/1/25 @ 100	2,486,260
1,970,000	Transcontinental Gas Pipe Line Co. LLC, 4.00%, 3/15/28, Callable 12/15/27 @ 100	1,997,556
865,000	Transcontinental Gas Pipe Line Co. LLC, 4.60%, 3/15/48, Callable 9/15/47 @ 100	880,268
1,000,000	Western Midstream Operating LP, 4.00%, 7/1/22, Callable 4/1/22 @ 100	1,013,139
780,000	Williams Co., Inc., 5.25%, 3/15/20	796,542
1,265,000	Williams Co., Inc., 3.90%, 1/15/25, Callable 10/15/24 @ 100	1,288,280
240,000	Williams Co., Inc., Series A, 7.50%, 1/15/31	300,659
240,000	Williams Partners LP, 4.13%, 11/15/20, Callable 8/15/20 @ 100	243,568

		52,700,680

Pharmaceuticals (0.3%):
405,000	Bayer US Finance II LLC, 3.38%, 7/15/24, Callable 4/15/24 @ 100^(a)	394,925
90,000	Bayer US Finance II LLC, 4.40%, 7/15/44, Callable 1/15/44 @ 100(a)	79,463
250,000	Bayer US Finance II LLC, 3.95%, 4/15/45, Callable 10/15/44 @ 100(a)	200,216
1,540,000	Bayer US Finance LLC, 3.00%, 10/8/21(a)	1,527,447
697,000	Bayer US Finance LLC, 3.38%, 10/8/24(a)	679,556
245,000	ELi Lilly & Co., 4.15%, 3/15/59, Callable 9/15/58 @ 100	251,243
500,000	Johnson & Johnson, 2.45%, 3/1/26, Callable 12/1/25 @ 100^	488,586
200,000	Johnson & Johnson, 2.95%, 3/3/27, Callable 12/3/26 @ 100	200,666
1,195,000	Johnson & Johnson, 2.90%, 1/15/28, Callable 10/15/27 @ 100^	1,188,834
13,000	Novartis Capital Corp., 3.00%, 11/20/25, Callable 8/20/25 @ 100^	13,205
32,000	Novartis Capital Corp., 3.10%, 5/17/27, Callable 2/17/27 @ 100^	32,075
320,000	Pfizer, Inc., 4.40%, 5/15/44	346,523
480,000	Wyeth LLC, 5.95%, 4/1/37	609,986

		6,012,725

See accompanying notes to the schedules of portfolio investments.

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

March 31, 2019 (Unaudited)

Principal Amount		Fair Value
Corporate Bonds, continued
Professional Services (0.1%):
$ 120,000	Equifax, Inc., 2.30%, 6/1/21, Callable 5/1/21 @ 100^	$117,666
85,000	RELX Capital, Inc., 3.13%, 10/15/22, Callable 7/15/22 @ 100	85,142
1,535,000	RELX Capital, Inc., 3.50%, 3/16/23, Callable 2/16/23 @ 100	1,548,431
490,000	RELX Capital, Inc., 4.00%, 3/18/29, Callable 12/18/28 @ 100	498,549

		2,249,788

Real Estate Management & Development (0.1%):
2,020,000	CC Holdings GS V LLC, 3.85%, 4/15/23	2,068,472
575,000	Northwest Florida Timber Finance LLC, 4.75%, 3/4/29(a)	561,921

		2,630,393

Road & Rail (0.6%):
1,000,000	Burlington Northern Santa Fe LLC, 3.05%, 9/1/22, Callable 6/1/22 @ 100	1,012,583
382,000	Burlington Northern Santa Fe LLC, 6.15%, 5/1/37	486,826
740,000	Burlington Northern Santa Fe LLC, 4.55%, 9/1/44, Callable 3/1/44 @ 100	808,451
215,000	Burlington Northern Santa Fe LLC, 4.15%, 12/15/48, Callable 6/15/48 @ 100^	225,841
550,000	CSX Corp., 3.25%, 6/1/27, Callable 3/1/27 @ 100	542,450
1,100,000	CSX Corp., 3.80%, 3/1/28, Callable 12/1/27 @ 100	1,124,993
565,000	CSX Corp., 4.25%, 3/15/29, Callable 12/15/28 @ 100	598,207
125,000	CSX Corp., 6.15%, 5/1/37	152,425
485,000	CSX Corp., 4.30%, 3/1/48, Callable 9/1/47 @ 100^	491,347
525,000	CSX Corp., 3.95%, 5/1/50, Callable 11/1/49 @ 100	496,195
215,000	Norfolk Southern Corp., 3.65%, 8/1/25, Callable 6/1/25 @ 100	221,062
432,000	Norfolk Southern Corp., 2.90%, 6/15/26, Callable 3/15/26 @ 100	421,699
345,000	Norfolk Southern Corp., 4.15%, 2/28/48, Callable 8/28/47 @ 100^	348,540
1,090,000	Ryder System, Inc., 2.65%, 3/2/20, Callable 2/2/20 @ 100, MTN	1,088,574
560,000	Union Pacific Corp., 3.15%, 3/1/24, Callable 2/1/24 @ 100^	567,262
345,000	Union Pacific Corp., 2.75%, 3/1/26, Callable 12/1/25 @ 100	335,561
551,000	Union Pacific Corp., 3.38%, 2/1/35, Callable 8/1/34 @ 100	512,700
305,000	Union Pacific Corp., 3.80%, 10/1/51, Callable 4/1/51 @ 100	283,406
484,000	Union Pacific Corp., 3.88%, 2/1/55, Callable 8/1/54 @ 100	454,945
1,705,000	Union Pacific Corp., 4.10%, 9/15/67, Callable 3/15/67 @ 100	1,568,126
435,513	Union Pacific Railroad Co., Series 2014-1, 3.23%, 5/14/26	433,002

		12,174,195

Principal Amount		Fair Value
Corporate Bonds, continued
Semiconductors & Semiconductor Equipment (0.9%):
$515,000	Analog Devices, Inc., 3.50%, 12/5/26, Callable 9/5/26 @ 100^	$509,046
280,000	Analog Devices, Inc., 4.50%, 12/5/36, Callable 6/5/36 @ 100	275,777
190,000	Analog Devices, Inc., 5.30%, 12/15/45, Callable 6/15/45 @ 100	211,042
1,010,000	Applied Materials, Inc., 3.30%, 4/1/27, Callable 1/1/27 @ 100	1,018,075
930,000	Applied Materials, Inc., 4.35%, 4/1/47, Callable 10/1/46 @ 100^	970,708
1,945,000	Broadcom, Inc., 3.13%, 4/15/21(a)	1,944,572
970,000	Broadcom Cayman Finance, Ltd., 3.00%, 1/15/22, Callable 12/15/21 @ 100	965,955
1,390,000	Broadcom, Inc., 3.13%, 10/15/22(a)	1,385,385
2,035,000	Broadcom Cayman Finance, Ltd., 3.88%, 1/15/27, Callable 10/15/26 @ 100	1,942,602
220,000	Intel Corp., 4.10%, 5/19/46, Callable 11/19/45 @ 100	231,354
19,000	KLA-Tencor Corp., 4.65%, 11/1/24, Callable 8/1/24 @ 100	20,233
1,300,000	KLA-Tencor Corp., 4.10%, 3/15/29, Callable 12/15/28 @ 100	1,323,622
645,000	KLA-Tencor Corp., 5.00%, 3/15/49, Callable 9/15/48 @ 100	682,042
645,000	Lam Research Corp., 2.75%, 3/15/20, Callable 2/15/20 @ 100^	644,187
302,000	Lam Research Corp., 2.80%, 6/15/21, Callable 5/15/21 @ 100	301,263
675,000	Lam Research Corp., 3.75%, 3/15/26, Callable 1/15/26 @ 100	687,408
905,000	Lam Research Corp., 4.88%, 3/15/49, Callable 9/15/48 @ 100	955,402
1,250,000	NVIDIA Corp., 3.20%, 9/16/26, Callable 6/16/26 @ 100	1,243,921
933,000	Qualcomm, Inc., 3.45%, 5/20/25, Callable 2/20/25 @ 100	937,870
90,000	Qualcomm, Inc., 4.65%, 5/20/35, Callable 11/20/34 @ 100	92,677
1,153,000	Qualcomm, Inc., 4.80%, 5/20/45, Callable 11/20/44 @ 100	1,166,648
270,000	Texas Instruments, Inc., 4.15%, 5/15/48, Callable 11/15/47 @ 100	289,324

		17,799,113

Software (0.4%):
990,000	Autodesk, Inc., 3.13%, 6/15/20, Callable 5/15/20 @ 100	991,259
345,000	Autodesk, Inc., 3.50%, 6/15/27, Callable 3/15/27 @ 100	335,522
770,000	Microsoft Corp., 3.30%, 2/6/27, Callable 11/6/26 @ 100^	790,189
925,000	Microsoft Corp., 3.45%, 8/8/36, Callable 2/8/36 @ 100	933,570
1,095,000	Microsoft Corp., 3.70%, 8/8/46, Callable 2/8/46 @ 100	1,121,824
760,000	Microsoft Corp., 4.00%, 2/12/55, Callable 8/12/54 @ 100	799,075
250,000	Microsoft Corp., 3.95%, 8/8/56, Callable 2/8/56 @ 100	261,062
1,125,000	Oracle Corp., 2.65%, 7/15/26, Callable 4/15/26 @ 100	1,089,756
195,000	Oracle Corp., 4.50%, 7/8/44, Callable 1/8/44 @ 100	209,100
525,000	Oracle Corp., 4.00%, 7/15/46, Callable 1/15/46 @ 100	524,080

See accompanying notes to the schedules of portfolio investments.

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

March 31, 2019 (Unaudited)

Principal Amount		Fair Value
Corporate Bonds, continued
Software, continued
$ 290,000	Oracle Corp., 4.00%, 11/15/47, Callable 5/15/47 @ 100	$290,959
450,000	Oracle Corp., 4.38%, 5/15/55, Callable 11/15/54 @ 100	474,925

		7,821,321

Specialty Retail (0.1%):
750,000	Home Depot, Inc. (The), 3.00%, 4/1/26, Callable 1/1/26 @ 100	753,323
345,000	Home Depot, Inc. (The), 4.25%, 4/1/46, Callable 10/1/45 @ 100	365,406
435,000	Lowe’s Cos., Inc., 2.50%, 4/15/26, Callable 1/15/26 @ 100^	409,534
560,000	Lowe’s Cos., Inc., 3.70%, 4/15/46, Callable 10/15/45 @ 100	495,104

		2,023,367

Technology Hardware, Storage & Peripherals (0.3%):
2,355,000	Apple, Inc., 3.85%, 5/4/43^	2,393,321
1,900,000	Apple, Inc., 3.45%, 2/9/45	1,807,462
220,000	Dell International LLC/EMC Corp., 6.02%, 6/15/26, Callable 3/15/26 @ 100(a)	236,188
680,000	Dell International LLC/EMC Corp., 8.35%, 7/15/46, Callable 1/15/46 @ 100(a)	820,433

		5,257,404

Textiles, Apparel & Luxury Goods (0.0%†):
145,000	NIKE, Inc., 2.38%, 11/1/26, Callable 8/1/26 @ 100	139,718

Tobacco (0.4%):
365,000	Altria Group, Inc., 3.49%, 2/14/22, Callable 1/14/22 @ 100^	370,507
1,065,000	Altria Group, Inc., 2.85%, 8/9/22	1,060,710
345,000	Altria Group, Inc., 4.00%, 1/31/24	354,027
120,000	Altria Group, Inc., 4.40%, 2/14/26, Callable 12/14/25 @ 100	123,576
300,000	Altria Group, Inc., 2.63%, 9/16/26, Callable 6/16/26 @ 100^	275,569
410,000	Altria Group, Inc., 4.80%, 2/14/29, Callable 11/14/28 @ 100	421,970
1,100,000	Altria Group, Inc., 5.80%, 2/14/39, Callable 8/14/38 @ 100^	1,163,231
500,000	Altria Group, Inc., 5.38%, 1/31/44	500,887
205,000	Altria Group, Inc., 5.95%, 2/14/49, Callable 8/14/48 @ 100	218,962
70,000	Altria Group, Inc., 6.20%, 2/14/59, Callable 8/14/58 @ 100	75,227
1,075,000	BAT Capital Corp., 3.56%, 8/15/27, Callable 5/15/27 @ 100	1,016,044
14,000	Philip Morris International, Inc., 2.50%, 8/22/22	13,868
310,000	Philip Morris International, Inc., 2.75%, 2/25/26, Callable 11/25/25 @ 100^	298,926
92,000	Reynolds American, Inc., 3.25%, 6/12/20	92,164
450,000	Reynolds American, Inc., 4.00%, 6/12/22	458,276
445,000	Reynolds American, Inc., 4.45%, 6/12/25, Callable 3/12/25 @ 100	456,018
436,000	Reynolds American, Inc., 5.85%, 8/15/45, Callable 2/15/45 @ 100	446,619
955,000	RJ Reynolds Tobacco Co., 6.88%, 5/1/20	987,879

		8,334,460

Principal Amount		Fair Value
Corporate Bonds, continued
Trading Companies & Distributors (0.0%†):
$ 215,000	Air Lease Corp., 3.88%, 7/3/23, Callable 6/3/23 @ 100^	$217,688

Wireless Telecommunication Services (0.5%):
7,887,500	Sprint Spectrum Co. LLC, 3.36%, 3/20/23(a)	7,881,177
2,735,000	Sprint Spectrum Co. LLC, 4.74%, 3/20/25(a)	2,765,769

		10,646,946

Total Corporate Bonds (Cost $465,846,555)		471,948,823

Yankee Dollars (8.0%):
Airlines (0.0%†):
268,333	Air Canada Pass Through Trust, Class B, Series 2015-2, 5.00%, 6/15/25(a)	270,681
326,424	Air Canada Pass Through Trust, Class A, Series 2017-1, 3.30%, 7/15/31(a)	315,550

		586,231

Auto Components (0.0%†):
56,000	Aptiv plc, 4.40%, 10/1/46, Callable 4/1/46 @ 100^	50,928

Automobiles (0.1%):
1,300,000	Volkswagen International Finance NV, 4.00%, 8/12/20(a)	1,317,757

Banks (2.9%):
3,145,000	ABN AMRO Bank NV, 2.65%, 1/19/21(a)	3,136,492
1,200,000	ABN AMRO Bank NV, 3.40%, 8/27/21(a)	1,214,527
1,165,000	Australia & New Zealand Banking Group, Ltd., 2.25%, 11/9/20	1,156,380
400,000	Banco Santander SA, 4.38%, 4/12/28^	403,117
1,915,000	Banque Federative du Credit Mutuel SA, 2.75%, 10/15/20(a)	1,908,874
1,608,000	Barclays Bank plc, 5.14%, 10/14/20^	1,645,224
2,782,000	Barclays Bank plc, 3.25%, 1/12/21	2,789,358
1,610,000	Barclays Bank plc, 4.97%(US0003M+190bps), 5/16/29, Callable 5/16/28 @ 100	1,662,140
425,000	BNP Paribas SA, 3.38%, 1/9/25(a)	414,831
2,130,000	BNP Paribas SA, 4.71%, 1/10/25, Callable 1/10/24 @ 100(a)	2,209,828
240,000	BNP Paribas SA, 3.50%, 11/16/27(a)	231,588
470,000	BPCE SA, 3.00%, 5/22/22(a)	464,485
1,660,000	Danske Bank A/S, 5.00%, 1/12/22(a)	1,699,788
720,000	Danske Bank A/S, 5.38%, 1/12/24(a)	750,077
2,075,000	HSBC Holdings plc, 2.95%, 5/25/21	2,077,351
970,000	HSBC Holdings plc, 3.26%(US0003M+106bps), 3/13/23, Callable 3/13/22 @ 100	972,331
400,000	HSBC Holdings plc, 3.95%(US0003M+99bps), 5/18/24, Callable 5/18/23 @ 100	407,000
1,630,000	ING Bank NV, 2.45%, 3/16/20(a)	1,626,566

See accompanying notes to the schedules of portfolio investments.

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

March 31, 2019 (Unaudited)

Principal Amount		Fair Value
Yankee Dollars, continued
Banks, continued
$ 440,000	ING Bank NV, 2.75%, 3/22/21^(a)	$438,790
900,000	ING Bank NV, 5.00%, 6/9/21^(a)	941,198
1,200,000	ING Bank NV, 5.80%, 9/25/23(a)	1,291,122
590,000	ING Groep NV, 3.15%, 3/29/22	590,393
682,000	Lloyds Banking Group plc, 2.70%, 8/17/20	680,946
200,000	Lloyds Banking Group plc, 3.00%, 1/11/22	198,172
435,000	Lloyds Banking Group plc, 4.05%, 8/16/23	442,934
200,000	Lloyds Banking Group plc, 4.45%, 5/8/25	206,250
550,000	Lloyds Banking Group plc, 3.75%, 1/11/27	538,924
270,000	Lloyds TSB Bank plc, 6.50%, 9/14/20(a)	281,177
1,041,000	Mitsubishi UFJ Financial Group, Inc., 2.95%, 3/1/21	1,040,713
135,000	Mitsubishi UFJ Financial Group, Inc., 3.54%, 7/26/21^	136,830
690,000	Mizuho Financial Group, 2.95%, 2/28/22	688,702
420,000	Mizuho Financial Group, Inc., 2.60%, 9/11/22^	413,927
815,000	National Australia Bank, Ltd., 2.50%, 1/12/21	810,853
860,000	Nordea Bank Abp, 3.75%, 8/30/23(a)	867,305
2,135,000	Rabobank Nederland NY, Series G, 2.50%, 1/19/21	2,124,022
2,670,000	Royal Bank of Canada, 2.20%, 9/23/19	2,664,583
885,000	Royal Bank of Scotland Group plc, 4.27%(US0003M+176bps), 3/22/25, Callable 3/22/24 @ 100	894,251
340,000	Royal Bank of Scotland Group plc, 4.89%(US0003M+175bps), 5/18/29, Callable 5/18/28 @ 100	351,447
1,985,000	Santander UK Group Holdings plc, 2.88%, 10/16/20	1,979,678
2,075,000	Santander UK Group Holdings plc, 3.37%(US0003M+108bps), 1/5/24, Callable 1/5/23 @ 100	2,027,802
240,000	Santander UK Group Holdings plc, 7.95%, 10/26/29	284,219
755,000	Societe Generale SA, 2.63%, 9/16/20(a)	752,545
1,545,000	Societe Generale SA, 2.50%, 4/8/21(a)	1,529,267
1,375,000	Standard Chartered plc, 2.25%, 4/17/20^(a)	1,363,879
210,000	Standard Chartered plc, 3.95%, 1/11/23^(a)	210,981
2,505,000	Standard Chartered plc, 4.25%(US0003M+115bps), 1/20/23, Callable 1/20/22 @ 100(a)	2,544,709
1,355,000	Sumitomo Mitsui Financial Group, Inc., 2.93%, 3/9/21	1,356,501
360,000	Svenska Handelsbanken AB, 1.88%, 9/7/21	352,274
2,795,000	Unicredit SpA, 6.57%, 1/14/22(a)	2,926,323
1,330,000	Westpac Banking Corp., 2.60%, 11/23/20	1,326,495

		57,027,169

Principal Amount		Fair Value
Yankee Dollars, continued
Biotechnology (0.1%):
$ 1,445,000	Shire Acq INV Ireland DA, 2.40%, 9/23/21, Callable 8/23/21 @ 100	$1,427,232
1,564,000	Shire Acq INV Ireland DA, 3.20%, 9/23/26, Callable 6/23/26 @ 100	1,508,697

		2,935,929

Building Products (0.0%†):
50,000	Johnson Controls International plc, 3.90%, 2/14/26, Callable 11/14/25 @ 100	50,953

Capital Markets (1.0%):
1,000,000	Credit Suisse Group AG, 3.00%, 10/29/21	1,004,098
250,000	Credit Suisse Group AG, 3.63%, 9/9/24	253,260
1,380,000	Credit Suisse Group AG, 3.87%(US0003M+141bps), 1/12/29, Callable 1/12/28 @ 100(a)	1,353,251
1,775,000	Credit Suisse Group Fun, Ltd., 2.75%, 3/26/20	1,772,020
1,705,000	Credit Suisse Group Fun, Ltd., 3.45%, 4/16/21	1,719,574
750,000	Credit Suisse Group Fun, Ltd., 3.80%, 9/15/22	760,751
180,000	Deutsche Bank AG, 2.95%, 8/20/20	176,945
1,740,000	Deutsche Bank AG, 4.25%, 2/4/21	1,746,819
1,845,000	Deutsche Bank AG, 4.25%, 10/14/21	1,851,829
486,000	Deutsche Bank AG, 4.10%, 1/13/26^	471,572
1,310,000	Macquarie Group, Ltd., 4.65%(US0003M+173bps), 3/27/29, Callable 3/27/28 @ 100^(a)	1,334,563
1,980,000	UBS AG, 2.20%, 6/8/20, Callable 5/8/20 @ 100(a)	1,968,874
1,135,000	UBS AG, 2.45%, 12/1/20, Callable 11/1/20 @ 100(a)	1,129,402
395,000	UBS Group AG, 4.13%, 9/24/25(a)	406,548
3,445,000	UBS Group Funding Switzerland AG, 2.86%(US0003M+95bps), 8/15/23, Callable 8/15/22 @ 100(a)	3,392,127

		19,341,633

Chemicals (0.0%†):
750,000	Air Liquide Finance SA, 1.75%, 9/27/21, Callable 8/27/21 @ 100(a)	731,246

Communications Equipment (0.0%†):
125,000	Tyco Electronics Group SA, 3.45%, 8/1/24, Callable 5/1/24 @ 100	125,747

Consumer Finance (0.2%):
1,675,000	Hyundai Capital Services, Inc., 3.00%, 8/29/22(a)	1,648,894
1,390,000	Hyundai Capital Services, Inc., 3.75%, 3/5/23(a)	1,394,638

		3,043,532

Diversified Financial Services (0.3%):
940,000	B.A.T. International Finance Plc, 3.95%, 6/15/25(a)	940,232
245,000	Corp. Financiera de Desarrollo SA, 4.75%, 7/15/25(a)	256,638
1,984,000	GE Capital International Funding, 4.42%, 11/15/35	1,837,694
1,425,000	Mitsubishi UFJ Trust & Banking Corp., 2.65%, 10/19/20(a)	1,419,334
910,000	Nvent Finance Sarl, 4.55%, 4/15/28, Callable 1/15/28 @ 100	927,063

See accompanying notes to the schedules of portfolio investments.

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

March 31, 2019 (Unaudited)

Principal Amount		Fair Value
Yankee Dollars, continued
Diversified Financial Services, continued
$ 2,605,000	ORIX Corp., 2.90%, 7/18/22^	$2,593,207
885,000	Shell International Finance BV, 3.25%, 5/11/25	901,020

		8,875,188

Diversified Telecommunication Services (0.2%):
1,640,000	Deutsche Telekom International Finance, 1.95%, 9/19/21, Callable 8/19/21 @ 100(a)	1,600,753
1,322,000	Telecom Italia SpA, 5.30%, 5/30/24^(a)	1,323,653
125,000	Telus Corp., 4.60%, 11/16/48, Callable 5/16/48 @ 100^	130,987

		3,055,393

Food & Staples Retailing (0.1%):
1,240,000	Seven & i Holdings Co., Ltd., 3.35%, 9/17/21(a)	1,253,950

Health Care Equipment & Supplies (0.0%†):
470,000	Covidien International Finance SA, 2.95%, 6/15/23, Callable 3/15/23 @ 100	472,308

Insurance (0.2%):
1,210,000	Aon plc, 3.88%, 12/15/25, Callable 9/15/25 @ 100^	1,249,034
81,000	Aon plc, 4.45%, 5/24/43, Callable 2/24/43 @ 100	79,589
744,000	Aon plc, 4.60%, 6/14/44, Callable 3/14/44 @ 100	752,784
200,000	Aon plc, 4.75%, 5/15/45, Callable 11/15/44 @ 100	206,566

		2,287,973

Interactive Media & Services (0.2%):
490,000	Baidu, Inc., 4.38%, 5/14/24, Callable 4/14/24 @ 100	508,381
475,000	Baidu, Inc., 4.38%, 3/29/28, Callable 12/29/27 @ 100	488,200
1,511,000	Tencent Holdings, Ltd., 2.99%, 1/19/23, Callable 12/19/22 @ 100(a)	1,504,779
515,000	Tencent Holdings, Ltd., 3.60%, 1/19/28, Callable 10/19/27 @ 100(a)	507,261

		3,008,621

Internet & Direct Marketing Retail (0.0%†):
320,000	Alibaba Group Holding, Ltd., 2.80%, 6/6/23, Callable 5/6/23 @ 100	317,191
460,000	Alibaba Group Holding, Ltd., 4.40%, 12/6/57, Callable 6/6/57 @ 100	457,417

		774,608

Machinery (0.0%†):
540,000	Ingersoll-Rand Luxembourg Finance SA, 3.50%, 3/21/26, Callable 1/21/26 @ 100	544,555

Media (0.0%†):
460,000	British Sky Broadcasting Group plc, 3.75%, 9/16/24(a)	477,130

Metals & Mining (0.0%†):
755,000	Anglo American Capital plc, 3.63%, 9/11/24(a)	745,563
310,000	ArcelorMittal, 4.55%, 3/11/26^	316,200

		1,061,763

Principal Amount		Fair Value
Yankee Dollars, continued
Oil, Gas & Consumable Fuels (0.6%):
$ 555,000	Ecopetrol SA, 4.13%, 1/16/25	$561,244
69,000	Petroleos Mexicanos, 6.00%, 3/5/20	70,596
4,155,000	Petroleos Mexicanos, 6.50%, 3/13/27	4,181,942
883,000	Petroleos Mexicanos, 5.63%, 1/23/46	738,698
700,000	Shell International Finance BV, 3.88%, 11/13/28, Callable 8/13/28 @ 100^	738,589
396,000	Suncor Energy, Inc., 5.95%, 12/1/34	476,946
1,210,000	TransCanada PipeLines, Ltd., 4.88%, 1/15/26, Callable 10/15/25 @ 100	1,303,307
1,020,000	TransCanada PipeLines, Ltd., 4.25%, 5/15/28, Callable 2/15/28 @ 100^	1,063,024
136,000	TransCanada PipeLines, Ltd., 5.85%, 3/15/36	155,679
499,000	TransCanada PipeLines, Ltd., 6.10%, 6/1/40	592,716

		9,882,741

Pharmaceuticals (0.5%):
4,055,000	Actavis Funding SCS, 3.45%, 3/15/22, Callable 1/15/22 @ 100	4,088,474
845,000	Actavis Funding SCS, 3.85%, 6/15/24, Callable 3/15/24 @ 100	855,687
340,000	Actavis Funding SCS, 4.55%, 3/15/35, Callable 9/15/34 @ 100	331,142
225,000	AstraZeneca plc, 2.38%, 6/12/22, Callable 5/12/22 @ 100	221,846
740,000	Takeda Pharmaceutical Co., Ltd., 3.80%, 11/26/20(a)	751,183
1,585,000	Takeda Pharmaceutical Co., Ltd., 5.00%, 11/26/28, Callable 8/26/28 @ 100(a)	1,710,269

		7,958,601

Real Estate Management & Development (0.0%†):
250,000	Mitsui Fudosan Co., Ltd., 2.95%, 1/23/23, Callable 12/23/22 @ 100(a)	248,438

Sovereign Bond (1.3%):
960,000	Colombia Government International Bond, 4.50%, 3/15/29, Callable 12/15/28 @ 100	1,012,800
5,119,000	Mexico Government International Bond, 4.15%, 3/28/27^	5,205,454
910,000	Mexico Government International Bond, 3.75%, 1/11/28	879,906
589,561	Oriental Republic of Uruguay, 4.50%, 8/14/24^	619,558
1,590,000	Oriental Republic of Uruguay, 4.38%, 10/27/27	1,673,475
689,000	Province of Manitoba, 3.05%, 5/14/24	703,403
704,000	Republic of Chile, 3.24%, 2/6/28, Callable 11/6/27 @ 100	715,833
595,000	Republic of Colombia, 4.50%, 1/28/26, Callable 10/28/25 @ 100^	627,725
3,516,000	Republic of Colombia, 3.88%, 4/25/27, Callable 1/25/27 @ 100^	3,566,560
581,000	Republic of Indonesia, 4.10%, 4/24/28^	590,452
575,000	Republic of Panama, 4.00%, 9/22/24, Callable 6/22/24 @ 100	599,446

See accompanying notes to the schedules of portfolio investments.

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

March 31, 2019 (Unaudited)

Principal Amount		Fair Value
Yankee Dollars, continued
Sovereign Bond, continued
$ 540,000	Republic of Panama, 4.50%, 5/15/47	$569,745
980,000	Republic of Peru, 4.13%, 8/25/27^	1,068,747
281,000	Republic of Peru, 5.63%, 11/18/50^	360,414
3,200,000	Republic of Philippines, 3.00%, 2/1/28	3,159,789
262,000	United Mexican States, Series E, 3.50%, 1/21/21^	265,185
2,506,000	United Mexican States, 4.13%, 1/21/26	2,561,042
855,000	United Mexican States, 4.50%, 4/22/29^	883,224

		25,062,758

Wireless Telecommunication Services (0.3%):
95,000	Rogers Communications, Inc., 3.63%, 12/15/25, Callable 9/15/25 @ 100	97,393
1,420,000	Vodafone Group plc, 3.75%, 1/16/24	1,430,192
835,000	Vodafone Group plc, 4.13%, 5/30/25	851,375
905,000	Vodafone Group plc, 6.15%, 2/27/37	1,000,933
660,000	Vodafone Group plc, 5.25%, 5/30/48	658,940
610,000	Vodafone Group plc, 7.00%(USSW5+487bps), 4/4/79, Callable 4/4/29 @ 100	616,863

		4,655,696

Total Yankee Dollars (Cost $152,710,974)		154,830,848

Municipal Bonds (0.2%):
Massachusetts (0.0%†):
450,000	Massachusetts State School Building Authority Sales Tax Revenue, Series B, 5.00%, 10/15/41, Continuously Callable @100	480,537

Michigan (0.2%):
1,675,000	Michigan State University Revenues, Series A, 4.50%, 8/15/48, Continuously Callable @100	1,726,674

New Jersey (0.0%†):
575,000	New Jersey State Transportation Auth., 6.56%, 12/15/40	740,830
800,000	New Jersey State Transportation Trust Fund Authority Revenue, Series AA, 5.00%, 6/15/36, Continuously Callable @100	851,608

		1,592,438

California (0.0%†):
347,000	University of California Revenue, 4.77%, 5/15/15	378,462
50,000	University of California Revenue, 4.86%, 5/15/12	55,225

		433,687

Total Municipal Bonds (Cost $4,050,536)		4,233,336

U.S. Government Agency Mortgages (39.1%):
Federal Home Loan Bank (0.3%)
4,080,000	3.56%, 5/16/33	4,326,730

Principal Amount		Fair Value
U.S. Government Agency Mortgages, continued
Federal Home Loan Mortgage Corporation (8.0%)
$ 1,032,157	2.50%, 2/1/24, Pool #G14989	$1,033,107
3,650,000	Class A2, Series KC02, 3.37%, 7/25/25	3,727,198
1,262,819	Class A1, Series KIR2, 2.75%, 3/25/27	1,266,848
303,003	3.00%, 9/1/27, Pool #U70060	306,804
160,861	3.00%, 7/1/28, Pool #U79018	163,030
1,963,000	Class A2, Series K085, 4.06%, 10/25/28	2,138,257
591,000	3.37%, 9/15/29(c)	435,398
72,929	3.00%, 1/1/30, Pool #V60724	73,977
50,304	3.00%, 1/1/30, Pool #V60696	51,032
107,069	2.50%, 3/1/30, Pool #V60770	106,632
120,715	2.50%, 5/1/30, Pool #J31418	120,613
255,098	2.50%, 5/1/30, Pool #J31728	254,568
243,304	3.00%, 5/1/30, Pool #J31689	246,105
172,795	2.50%, 5/1/30, Pool #V60796	173,500
468,365	3.00%, 6/1/30, Pool #V60840	474,671
24,918	3.00%, 7/1/30, Pool #J32181	25,204
14,669	2.50%, 7/1/30, Pool #V60905	14,729
11,442	2.50%, 7/1/30, Pool #J32491	11,418
44,651	2.50%, 7/1/30, Pool #J32204	44,477
42,281	2.50%, 7/1/30, Pool #J32209	42,246
216,020	3.00%, 7/1/30, Pool #G15520	220,002
193,959	2.50%, 8/1/30, Pool #V60886	193,796
149,613	2.50%, 8/1/30, Pool #V60902	149,487
47,528	3.00%, 8/1/30, Pool #V60909	48,171
31,620	3.00%, 8/1/30, Pool #J32436	32,205
144,271	2.50%, 9/1/30, Pool #V60903	143,705
475,723	2.50%, 9/1/30, Pool #V60904	477,660
197,000	3.60%, 3/15/31(c)	137,177
190,000	6.75%, 3/15/31	265,005
755,404	2.50%, 4/1/31, Pool #G16186	763,661
144,994	5.50%, 2/1/35, Pool #G04692	159,012
214,694	6.00%, 4/1/39, Pool #G07613	238,634
41,142	4.50%, 12/1/39, Pool #A90196	43,383
39,275	4.50%, 7/1/40, Pool #A93010	41,534
49,883	4.00%, 8/1/40, Pool #A93534	51,800
281,291	4.00%, 9/1/40, Pool #A93851	292,561
769,696	4.50%, 9/1/40, Pool #A93700	813,138
45,393	4.00%, 10/1/40, Pool #A95923	47,223
45,176	4.00%, 11/1/40, Pool #A95144	46,991
42,123	4.00%, 11/1/40, Pool #A94977	43,820
43,126	4.00%, 11/1/40, Pool #A94779	44,861
2,886	4.00%, 4/1/41, Pool #Q00093	2,997
126,223	4.50%, 5/1/41, Pool #Q00804	132,978
138,009	4.50%, 5/1/41, Pool #Q00959	145,395
540,706	Class FL, Series 4248, 2.93%(LIBOR01M+45bps), 5/15/41	539,584
601,498	5.50%, 6/1/41, Pool #G07553	655,456
645,710	3.50%, 10/1/41, Pool #G08462	660,461
137,112	5.00%, 10/1/41, Pool #G07642	146,488
42,023	4.00%, 10/1/41, Pool #Q03841	43,707
77,982	4.00%, 10/1/41, Pool #Q04022	81,101
317,715	3.50%, 4/1/42, Pool #C03811	325,361
268,729	3.50%, 4/1/42, Pool #Q07417	275,215
9,361	3.50%, 5/1/42, Pool #Q08306	9,577
17,312	3.50%, 5/1/42, Pool #Q07896	17,713
30,423	3.50%, 5/1/42, Pool #Q08239	31,125
40,510	3.50%, 8/1/42, Pool #Q12162	41,483
263,723	3.50%, 8/1/42, Pool #G07106	270,064
450,530	3.50%, 8/1/42, Pool #Q10724	460,937
40,945	3.50%, 10/1/42, Pool #Q11750	41,857
22,458	3.50%, 10/1/42, Pool #Q11909	22,994
512,867	3.50%, 11/1/42, Pool #Q13134	524,728
304,855	3.00%, 12/1/42, Pool #C04320	303,887

See accompanying notes to the schedules of portfolio investments.

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

March 31, 2019 (Unaudited)

Principal Amount		Fair Value
U.S. Government Agency Mortgages, continued
Federal Home Loan Mortgage Corporation, continued
$ 351,546	3.00%, 1/1/43, Pool #Q14866	$352,784
429,221	3.00%, 3/1/43, Pool #Q16567	430,310
223,387	3.00%, 3/1/43, Pool #Q16403	224,173
325,728	3.00%, 3/1/43, Pool #Q16673	324,969
113,537	3.00%, 4/1/43, Pool #Q17095	114,161
153,365	3.50%, 6/1/43, Pool #Q18718	156,882
233,583	3.50%, 7/1/43, Pool #Q20206	239,209
150,724	3.50%, 8/1/43, Pool #Q21320	153,903
1,277,940	3.00%, 8/1/43, Pool #G07550	1,281,414
3,671,972	3.00%, 9/1/43, Pool #G60675	3,684,876
106,745	4.00%, 9/1/43, Pool #Q21579	110,771
310,737	3.00%, 10/1/43, Pool #G60037	309,752
4,472,619	3.50%, 12/1/43, Pool #G60270	4,580,279
355,078	4.50%, 12/1/43, Pool #Q23779	374,933
304,714	4.50%, 12/1/43, Pool #G60018	320,711
25,991	3.50%, 1/1/44, Pool #Q24368	26,614
6,691,359	3.50%, 1/1/44, Pool #G60271	6,846,048
12,961,731	3.50%, 1/1/44, Pool #G07922	13,289,598
869,998	Class XZ, Series 4316, 4.50%, 3/15/44	963,709
154,959	4.00%, 4/1/44, Pool #Q25643	161,163
19,464	3.50%, 4/1/44, Pool #Q25812	19,933
1,100,282	3.50%, 4/1/44, Pool #G07848	1,126,755
1,281,399	Class ZX, Series 4352, 4.00%, 4/15/44	1,384,136
21,106	3.50%, 5/1/44, Pool #Q26452	21,609
31,459	3.50%, 5/1/44, Pool #Q26218	32,089
18,988	3.50%, 5/1/44, Pool #Q25988	19,446
55,273	3.50%, 5/1/44, Pool #Q26362	56,602
27,246	3.50%, 6/1/44, Pool #Q26707	27,904
134,554	3.50%, 6/1/44, Pool #Q28764	137,793
197,897	4.00%, 7/1/44, Pool #G60901	205,577
27,713	3.50%, 7/1/44, Pool #Q27319	28,272
582,434	4.00%, 8/1/44, Pool #G07786	603,253
100,855	3.50%, 8/1/44, Pool #Q27843	103,278
19,930	3.50%, 9/1/44, Pool #Q28763	20,332
117,002	3.50%, 9/1/44, Pool #Q28605	119,812
46,215	3.50%, 9/1/44, Pool #Q28604	47,144
3,368	3.50%, 11/1/44, Pool #Q29911	3,436
9,423	3.50%, 11/1/44, Pool #Q29697	9,612
38,088	3.50%, 1/1/45, Pool #Q31122	38,913
51,930	3.50%, 1/1/45, Pool #Q30876	52,975
16,124	4.00%, 2/1/45, Pool #Q31128	16,772
39,740	4.00%, 2/1/45, Pool #Q31338	41,349
120,763	3.50%, 5/1/45, Pool #Q33606	123,369
14,720	3.50%, 5/1/45, Pool #Q33131	15,039
114,984	3.50%, 6/1/45, Pool #Q34176	117,469
3,245	3.50%, 7/1/45, Pool #Q34960	3,315
3,785,192	3.50%, 8/1/45, Pool #G60138	3,876,241
30,874	3.50%, 9/1/45, Pool #Q36302	31,493
12,909	3.50%, 10/1/45, Pool #V81932	13,156
297,163	4.00%, 10/1/45, Pool #Q36972	307,939
39,627	4.00%, 12/1/45, Pool #Q37955	41,225
47,900	4.00%, 12/1/45, Pool #Q37957	49,578
516,281	3.50%, 1/1/46, Pool #G60393	528,222
39,094	3.50%, 2/1/46, Pool #V82209	39,763
367,596	3.50%, 3/1/46, Pool #Q39250	374,976
420,151	3.50%, 5/1/46, Pool #G60561	428,573
1,662,022	3.00%, 6/1/46, Pool #Q41070	1,656,332
4,233,697	3.50%, 7/1/46, Pool #G60658	4,335,559
692,243	4.00%, 7/1/46, Pool #V82528	719,398
9,602,971	3.00%, 8/1/46, Pool #G60717	9,589,165
393,003	4.00%, 8/1/46, Pool #V82553	408,371
785,270	Class FB, Series 4606, 2.98%(LIBOR01M+50bps), 8/15/46	792,131

Principal Amount		Fair Value
U.S. Government Agency Mortgages, continued
Federal Home Loan Mortgage Corporation, continued
$ 54,906	4.00%, 9/1/46, Pool #G60729	$56,597
541,176	3.00%, 9/1/46, Pool #G60718	540,398
3,497,601	3.00%, 9/1/46, Pool #Q43104	3,492,574
1,557,336	3.00%, 9/1/46, Pool #Q42979	1,555,100
111,156	4.00%, 10/1/46, Pool #V82661	114,795
1,910,787	3.00%, 12/1/46, Pool #V82781	1,906,147
139,949	3.00%, 12/1/46, Pool #Q45083	140,164
282,957	3.00%, 12/1/46, Pool #Q45080	282,831
233,302	3.00%, 12/1/46, Pool #Q45079	233,197
567,772	3.00%, 12/1/46, Pool #Q45064	566,956
588,542	3.00%, 12/1/46, Pool #Q44853	587,696
2,423,420	4.00%, 2/1/47, Pool #V82929	2,518,098
1,075,383	3.50%, 3/1/47, Pool #G60968	1,096,997
184,101	3.50%, 7/1/47, Pool #Q53113	188,538
2,669,246	4.50%, 7/1/47, Pool #G61047	2,811,607
2,055,435	4.00%, 8/1/47, Pool #G67704	2,127,729
708,645	3.50%, 10/1/47, Pool #G61178	722,185
13,079,749	3.50%, 12/1/47, Pool #G67706	13,284,202
903,987	3.50%, 12/1/47, Pool #G61208	921,286
194,904	3.50%, 1/1/48, Pool #Q53648	198,240
103,051	3.50%, 1/1/48, Pool #Q53630	105,022
2,177,249	3.50%, 1/1/48, Pool #Q53747	2,218,236
19,085,000	4.00%, 4/15/48, TBA	19,642,640
6,055,633	4.00%, 6/1/48, Pool #G67712	6,272,752
3,143,010	4.50%, 8/1/48, Pool #G67715	3,308,576
9,191,416	3.00%, 4/15/49, TBA	9,149,767

		155,253,643

Federal National Mortgage Association (19.6%)
141,705	2.50%, 9/1/27, Pool #AP5205	141,737
214,659	2.50%, 9/1/27, Pool #AB6194	215,965
49,615	2.50%, 2/1/28, Pool #AB8446	49,887
70,830	3.00%, 4/1/28, Pool #AT3121	71,872
106,022	2.50%, 4/1/28, Pool #AB8870	105,369
86,609	3.00%, 5/1/28, Pool #AT6033	87,876
290,886	2.50%, 8/1/28, Pool #AS0190	289,093
3,279,000	Class A2, Series 2018-M14, 3.58%, 8/25/28	3,424,456
1,364,099	3.50%, 9/1/28, Pool #AL4245	1,403,343
164,962	3.00%, 10/1/28, Pool #AU8774	167,383
385,789	3.50%, 10/1/28, Pool #AV0198	396,879
17,840	3.00%, 10/1/28, Pool #AQ4132	18,014
555,309	3.50%, 11/1/28, Pool #AV1360	571,205
18,932	3.00%, 11/1/28, Pool #AV0298	19,117
454,128	3.00%, 4/1/29, Pool #AW0937	460,800
326,621	3.00%, 5/1/29, Pool #AW2544	331,422
627,031	3.00%, 6/1/29, Pool #AS2676	636,239
161,482	3.00%, 7/1/29, Pool #AW1281	163,837
722,399	3.00%, 7/1/29, Pool #AW4229	733,005
193,270	3.50%, 9/1/29, Pool #AX0105	198,100
1,270,633	3.00%, 9/1/29, Pool #AL6897	1,289,281
401,160	3.00%, 9/1/29, Pool #AS3220	407,026
431,595	3.50%, 9/1/29, Pool #AL5806	442,446
55,635	3.50%, 10/1/29, Pool #AX2741	57,037
228,328	3.00%, 10/1/29, Pool #AS3594	231,677
305,443	3.50%, 12/1/29, Pool #AS3988	313,102
850,777	3.00%, 1/1/30, Pool #AL6144	863,268
2,605,000	3.44%, 1/15/30(c)	1,892,470
34,000	2.50%, 2/1/30, Pool #AS4485	33,921
122,771	2.50%, 2/1/30, Pool #BM3403	121,400
38,693	2.50%, 2/1/30, Pool #AS4488	38,527
245,019	2.50%, 3/1/30, Pool #AS4688	244,697
168,245	3.00%, 3/1/30, Pool #AL6583	170,714
141,599	3.00%, 4/1/30, Pool #AL6584	142,839
112,885	2.50%, 4/1/30, Pool #AY3416	112,737
81,884	3.00%, 5/1/30, Pool #AL6761	82,681

See accompanying notes to the schedules of portfolio investments.

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

March 31, 2019 (Unaudited)

Principal Amount		Fair Value
U.S. Government Agency Mortgages, continued
Federal National Mortgage Association, continued
$ 55,769	2.50%, 5/1/30, Pool #AY0828	$55,559
3,901,000	3.48%, 5/15/30(c)	2,799,997
460,085	3.00%, 6/1/30, Pool #AL9381	464,564
31,311	2.50%, 7/1/30, Pool #AS5405	31,270
115,462	3.00%, 7/1/30, Pool #AL7139	116,477
18,778	3.00%, 7/1/30, Pool #AZ2297	18,960
51,450	2.50%, 7/1/30, Pool #AZ2170	51,382
135,745	3.00%, 7/1/30, Pool #AX9701	136,940
181,815	2.50%, 7/1/30, Pool #AS5403	181,015
37,483	3.00%, 7/1/30, Pool #AX9700	37,848
27,644	3.00%, 8/1/30, Pool #AX3298	27,913
366,144	2.50%, 8/1/30, Pool #BM3552	363,859
188,752	3.00%, 8/1/30, Pool #AL7227	191,149
208,721	3.00%, 8/1/30, Pool #AL7225	210,549
912,311	3.50%, 8/1/30, Pool #AL7430	934,908
31,074	3.00%, 8/1/30, Pool #AZ7833	31,376
91,493	2.50%, 8/1/30, Pool #AS5548	91,090
225,802	2.50%, 8/1/30, Pool #AS5616	225,280
151,382	3.00%, 8/1/30, Pool #AS5622	152,710
164,853	3.00%, 8/1/30, Pool #AS5623	166,948
115,311	2.50%, 8/1/30, Pool #AS5614	115,159
27,975	3.50%, 8/1/30, Pool #AS5707	28,810
121,090	3.50%, 8/1/30, Pool #AS5708	123,973
15,249	3.00%, 8/1/30, Pool #AZ8597	15,398
112,657	3.00%, 9/1/30, Pool #AS5714	113,647
39,650	3.00%, 9/1/30, Pool #AL7320	40,231
149,527	3.00%, 9/1/30, Pool #AS5728	150,985
105,505	2.50%, 9/1/30, Pool #AS5786	105,041
130,441	2.50%, 9/1/30, Pool #AS5872	130,270
61,551	3.00%, 9/1/30, Pool #AZ5719	62,151
115,500	2.50%, 11/1/30, Pool #AS6142	114,992
126,621	2.50%, 11/1/30, Pool #AS6116	126,455
129,914	2.50%, 11/1/30, Pool #AS6141	129,743
18,147	2.50%, 11/1/30, Pool #AL7800	18,105
121,199	2.50%, 11/1/30, Pool #AS6115	120,919
2,529,965	3.00%, 1/1/31, Pool #BM3537	2,554,567
210,661	2.50%, 3/1/31, Pool #BM1595	211,812
198,584	2.50%, 6/1/31, Pool #AS7320	197,931
352,737	2.50%, 7/1/31, Pool #AS7617	351,577
317,726	2.50%, 7/1/31, Pool #AS7605	316,682
2,658,992	3.00%, 8/1/31, Pool #AL9376	2,698,025
51,005	4.00%, 8/1/31, Pool #AY4688	52,921
76,936	4.00%, 8/1/31, Pool #AY4707	79,616
16,133	2.50%, 8/1/31, Pool #BC2777	16,036
216,880	3.00%, 9/1/31, Pool #AL9378	220,061
432,085	2.50%, 10/1/31, Pool #AS8009	430,664
783,715	2.50%, 10/1/31, Pool #AS8208	781,139
2,871,221	2.50%, 10/1/31, Pool #BC4773	2,864,613
1,453,572	2.50%, 10/1/31, Pool #AS8195	1,450,228
601,814	2.50%, 10/1/31, Pool #AS8193	599,835
130,688	2.00%, 10/1/31, Pool #MA2774	126,930
473,419	2.50%, 11/1/31, Pool #AS8240	471,862
231,224	2.50%, 11/1/31, Pool #AS8245	230,692
598,071	2.00%, 11/1/31, Pool #AS8251	580,876
38,946	2.00%, 11/1/31, Pool #AS8291	37,827
321,235	2.50%, 11/1/31, Pool #AS8241	320,179
209,470	2.00%, 11/1/31, Pool #BC9040	203,457
216,610	2.50%, 11/1/31, Pool #BC2628	216,112
198,541	2.50%, 11/1/31, Pool #BC2629	197,887
395,848	2.50%, 11/1/31, Pool #BC2631	394,154
765,984	2.00%, 11/1/31, Pool #BM3054	743,985
171,565	2.00%, 12/1/31, Pool #MA2845	166,634
1,386,766	3.50%, 2/1/32, Pool #AS8885	1,420,592
23,071	3.00%, 2/1/32, Pool #BE5670	23,297
42,343	2.50%, 2/1/32, Pool #BM1036	42,162

Principal Amount		Fair Value
U.S. Government Agency Mortgages, continued
Federal National Mortgage Association, continued
$ 666,845	2.50%, 3/1/32, Pool #AS9321	$663,334
712,165	2.50%, 3/1/32, Pool #AS9318	707,707
733,111	3.00%, 3/1/32, Pool #AS9327	740,272
1,020,079	2.00%, 3/1/32, Pool #BM3061	990,761
379,791	2.50%, 3/1/32, Pool #AS9317	377,413
459,511	2.50%, 3/1/32, Pool #AS9316	456,638
749,720	2.50%, 3/1/32, Pool #AS9319	746,512
3,127,560	3.50%, 4/1/32, Pool #BM3503	3,207,857
2,244,604	3.50%, 5/1/32, Pool #BM1602	2,302,112
3,382,221	3.00%, 6/1/32, Pool #BM1791	3,415,266
1,044,889	2.50%, 8/1/32, Pool #BM3578	1,038,355
410,370	3.00%, 9/1/32, Pool #BM3240	414,370
109,116	3.50%, 11/1/32, Pool #BJ2054	111,917
130,145	5.50%, 1/1/33, Pool #676661	142,020
71,569	3.50%, 1/1/33, Pool #BJ2096	73,349
2,048,719	2.50%, 2/1/33, Pool #BM3793	2,046,029
94,223	5.50%, 5/1/33, Pool #555424	102,052
148,358	4.00%, 9/1/33, Pool #BK7642	153,125
862,706	4.00%, 10/1/33, Pool #CA2404	892,094
630,994	4.00%, 10/1/33, Pool #CA2406	651,878
434,586	4.00%, 10/1/33, Pool #CA2528	448,538
431,773	4.00%, 10/1/33, Pool #CA2527	446,057
451,055	4.00%, 11/1/33, Pool #CA2555	468,844
2,824,146	4.00%, 11/1/33, Pool #CA2557	2,917,511
200,000	4.50%, 4/25/34, TBA	203,281
1,900,000	5.00%, 4/25/34, TBA	1,965,016
666,000	2.00%, 4/25/34, TBA	650,183
223,318	5.50%, 2/1/35, Pool #735989	241,862
741,903	5.00%, 2/1/35, Pool #735226	793,831
56,274	5.00%, 3/1/35, Pool #735288	60,858
20,297	6.00%, 4/1/35, Pool #735504	22,041
104,651	5.00%, 9/1/35, Pool #889974	113,104
222,911	4.00%, 1/1/36, Pool #AB0686	236,482
521,285	5.50%, 9/1/36, Pool #995113	563,015
57,534	3.00%, 10/1/36, Pool #AL9227	58,402
413,594	3.00%, 11/1/36, Pool #AS8348	420,241
171,226	3.00%, 11/1/36, Pool #AS8349	173,267
378,528	3.00%, 12/1/36, Pool #BE1896	384,226
491,435	3.00%, 12/1/36, Pool #AS8553	502,687
26,510	5.50%, 2/1/38, Pool #961545	28,653
15,867	6.00%, 3/1/38, Pool #889529	17,612
52,479	6.00%, 5/1/38, Pool #889466	58,273
93,111	5.50%, 5/1/38, Pool #889441	100,705
121,783	5.50%, 5/1/38, Pool #889692	131,922
81,254	5.50%, 6/1/38, Pool #995018	87,983
23,148	5.50%, 9/1/38, Pool #889995	24,964
55,539	6.00%, 10/1/38, Pool #889983	60,392
283,867	5.50%, 1/1/39, Pool #AB0200	306,787
128,181	4.50%, 4/1/39, Pool #930922	134,447
138,199	4.50%, 5/1/39, Pool #AL1472	145,615
1,295,992	5.00%, 6/1/39, Pool #AL7521	1,400,692
796,529	6.00%, 7/1/39, Pool #BF0056	877,422
58,764	5.50%, 10/1/39, Pool #AD0362	63,840
421,972	5.50%, 12/1/39, Pool #AC6680	455,562
55,569	5.50%, 12/1/39, Pool #AD0571	59,961
8,044,559	4.50%, 1/1/40, Pool #AC8568	8,460,895
48,889	5.50%, 3/1/40, Pool #AL5304	52,262
47,732	4.50%, 4/1/40, Pool #AD4038	50,208
369,335	6.00%, 4/1/40, Pool #AL4141	405,589
70,422	6.50%, 5/1/40, Pool #AL1704	75,163
191,113	4.00%, 7/1/40, Pool #AE0113	198,332
137,837	4.50%, 7/1/40, Pool #AD7127	144,172
102,206	4.50%, 7/1/40, Pool #AB1226	107,506
5,051	4.00%, 8/1/40, Pool #AD9136	5,235
343,010	4.00%, 8/1/40, Pool #AE0216	355,548

See accompanying notes to the schedules of portfolio investments.

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

March 31, 2019 (Unaudited)

Principal Amount		Fair Value
U.S. Government Agency Mortgages, continued
Federal National Mortgage Association, continued
$ 41,494	6.00%, 9/1/40, Pool #AE0823	$45,007
393,458	4.00%, 10/1/40, Pool #AE7535	407,861
924,934	4.00%, 10/1/40, Pool #AB1614	958,762
61,278	4.00%, 11/1/40, Pool #AE8407	63,514
42,553	4.00%, 12/1/40, Pool #AH0006	44,112
278,374	4.00%, 12/1/40, Pool #AH0946	288,855
2,680,000	Class CY, Series 2010-136, 4.00%, 12/25/40	2,868,512
77,311	4.00%, 1/1/41, Pool #AL7167	79,811
10,548,245	Class ZA, Series 2011-8, 4.00%, 2/25/41, Callable 4/25/31 @ 100	11,045,457
611,789	4.00%, 4/1/41, Pool #AI1186	634,172
88,087	6.00%, 6/1/41, Pool #AL4142	95,502
963,039	5.00%, 7/1/41, Pool #AL7524	1,021,732
55,368	4.50%, 7/1/41, Pool #AB3314	58,217
61,986	4.00%, 9/1/41, Pool #AI5228	64,253
54,678	4.50%, 9/1/41, Pool #AI8961	57,573
1,106,530	5.50%, 9/1/41, Pool #AL8430	1,198,649
721,789	4.00%, 9/1/41, Pool #AJ1541	748,144
49,338	4.00%, 10/1/41, Pool #AC9312	51,146
3,221,521	4.00%, 11/1/41, Pool #AJ4701	3,339,368
53,321	4.00%, 12/1/41, Pool #AJ7684	55,269
164,030	4.00%, 12/1/41, Pool #AB4054	170,026
1,432,930	4.00%, 1/1/42, Pool #AB4307	1,485,326
51,734	3.50%, 1/1/42, Pool #AK2073	52,791
331,954	3.50%, 1/1/42, Pool #AW8154	336,777
174,756	4.00%, 2/1/42, Pool #AB4530	181,470
56,637	3.50%, 4/1/42, Pool #AK7510	57,685
157,689	3.50%, 4/1/42, Pool #AO0777	159,821
290,407	4.00%, 5/1/42, Pool #AO2961	301,560
23,028	3.50%, 5/1/42, Pool #AO2881	23,453
97,503	4.00%, 5/1/42, Pool #A02114	101,263
94,514	4.00%, 5/1/42, Pool #AT6144	97,972
41,026	3.50%, 6/1/42, Pool #AK9225	41,785
98,585	4.00%, 6/1/42, Pool #AL2003	102,367
43,818	3.50%, 6/1/42, Pool #AL2168	44,626
26,949	3.50%, 6/1/42, Pool #AO3048	27,449
49,679	3.50%, 6/1/42, Pool #AO3107	50,894
60,404	3.50%, 7/1/42, Pool #AO9707	61,525
206,567	4.00%, 7/1/42, Pool #AL4244	214,111
3,471,977	4.00%, 7/1/42, Pool #AL2160	3,605,171
74,216	4.00%, 7/1/42, Pool #AL2607	76,337
93,715	3.50%, 8/1/42, Pool #AO7152	95,448
1,185,851	4.00%, 8/1/42, Pool #AL2242	1,231,497
328,607	4.50%, 9/1/42, Pool #AL2482	345,820
100,648	4.00%, 9/1/42, Pool #AL2901	104,509
50,813	4.00%, 9/1/42, Pool #AX3706	52,669
466,212	3.50%, 10/1/42, Pool #AB6512	472,981
138,441	3.00%, 10/1/42, Pool #AP9726	138,061
112,597	3.50%, 12/1/42, Pool #AQ7127	115,016
236,103	3.00%, 12/1/42, Pool #AB7271	236,859
880,230	3.00%, 12/1/42, Pool #AB7269	877,815
451,728	3.50%, 12/1/42, Pool #AL8045	460,078
198,476	3.00%, 12/1/42, Pool #AB7425	197,845
254,127	4.00%, 12/1/42, Pool #AL6055	263,885
636,895	3.00%, 1/1/43, Pool #AB7567	634,674
159,835	4.00%, 1/1/43, Pool #AL7369	164,397
2,159,362	4.50%, 1/1/43, Pool #AL8206	2,271,143
590,021	3.00%, 1/1/43, Pool #AB7458	587,963
571,177	3.00%, 1/1/43, Pool #AB7497	569,185
398,083	3.00%, 1/1/43, Pool #AB7755	399,359
323,201	3.00%, 1/1/43, Pool #AB7565	322,314
216,325	3.00%, 2/1/43, Pool #AB8558	217,444
222,452	3.00%, 2/1/43, Pool #AB7762	223,604
251,686	3.50%, 2/1/43, Pool #AL2935	257,829

Principal Amount		Fair Value
U.S. Government Agency Mortgages, continued
Federal National Mortgage Association, continued
$ 415,115	3.00%, 3/1/43, Pool #AB8701	$416,443
16,810	3.50%, 3/1/43, Pool #AR6909	17,162
110,662	3.00%, 3/1/43, Pool #AR7576	110,138
53,644	3.00%, 3/1/43, Pool #AB8712	53,816
96,378	3.00%, 3/1/43, Pool #AR7568	95,922
35,133	3.50%, 3/1/43, Pool #AR8128	35,872
661,118	3.50%, 3/1/43, Pool #AL3409	674,768
142,212	3.00%, 3/1/43, Pool #AR9218	141,540
249,799	4.00%, 3/1/43, Pool #AL3300	259,400
428,016	3.00%, 3/1/43, Pool #AR9194	430,233
49,381	3.50%, 3/1/43, Pool #AR9203	50,125
20,977	3.50%, 3/1/43, Pool #AT0310	21,417
143,066	3.00%, 3/1/43, Pool #AB8830	143,524
199,435	3.00%, 4/1/43, Pool #AT2040	198,492
103,805	3.00%, 4/1/43, Pool #AB8924	103,314
116,958	3.00%, 4/1/43, Pool #AB8923	116,404
61,854	3.00%, 4/1/43, Pool #AT2037	61,561
55,391	3.00%, 4/1/43, Pool #AB9033	55,569
117,848	3.00%, 4/1/43, Pool #AT2043	117,291
22,806	3.50%, 4/1/43, Pool #AT3019	23,283
395,336	3.00%, 4/1/43, Pool #AB9016	396,602
160,123	3.00%, 4/1/43, Pool #AR8630	159,366
203,370	3.00%, 5/1/43, Pool #AB9462	204,391
282,627	3.00%, 5/1/43, Pool #AB9173	284,090
37,967	3.50%, 5/1/43, Pool #MA1440	38,762
104,599	3.50%, 5/1/43, Pool #AB9255	107,153
417,893	3.00%, 5/1/43, Pool #AT2719	420,059
157,290	3.00%, 5/1/43, Pool #AL3759	158,105
155,998	3.00%, 5/1/43, Pool #AT6654	156,808
229,621	3.00%, 6/1/43, Pool #AB9662	231,037
25,316	3.50%, 6/1/43, Pool #AB9567	25,935
84,607	3.00%, 6/1/43, Pool #AT7676	85,046
15,118	3.00%, 6/1/43, Pool #AB9564	15,212
71,902	3.50%, 7/1/43, Pool #AT3906	73,235
642,603	3.50%, 7/1/43, Pool #AU0918	657,647
646,164	3.00%, 7/1/43, Pool #AL5778	647,710
207,388	3.50%, 7/1/43, Pool #AT8464	212,246
2,880,062	3.00%, 7/1/43, Pool #AB9940	2,895,005
436,971	3.50%, 7/1/43, Pool #AT9667	445,934
463,313	3.50%, 7/1/43, Pool #AL4010	472,799
190,948	3.50%, 7/1/43, Pool #AR7145	193,540
124,182	3.50%, 8/1/43, Pool #AU0570	126,731
518,766	3.50%, 8/1/43, Pool #AS0209	529,378
522,677	3.00%, 8/1/43, Pool #AS0331	523,927
56,307	3.50%, 8/1/43, Pool #AU3270	57,462
14,659	3.50%, 8/1/43, Pool #AU3032	15,003
14,833	3.50%, 8/1/43, Pool #AT7333	15,181
111,532	3.50%, 8/1/43, Pool #AU0613	113,809
18,213	3.50%, 9/1/43, Pool #AT7267	18,640
1,772,778	4.00%, 10/1/43, Pool #BM1502	1,823,368
119,991	4.00%, 10/1/43, Pool #AL7577	124,602
1,156,618	3.50%, 11/1/43, Pool #AL9745	1,178,016
1,415,363	5.00%, 12/1/43, Pool #AL7777	1,520,863
104,140	3.50%, 1/1/44, Pool #AS1539	106,585
96,162	3.50%, 1/1/44, Pool #AS1703	98,403
129,181	4.00%, 3/1/44, Pool #AV6577	134,149
3,706,131	4.50%, 4/1/44, Pool #AL6887	3,896,675
3,681,245	3.50%, 5/1/44, Pool #BM5002	3,758,450
25,856	3.50%, 6/1/44, Pool #AW6405	26,413
13,427	3.50%, 6/1/44, Pool #AS2591	13,715
5,067,104	3.50%, 6/1/44, Pool #AL9405	5,178,074
24,554	4.00%, 7/1/44, Pool #AW7055	25,572
962,301	4.00%, 8/1/44, Pool #890629	1,002,273
1,642,614	4.00%, 8/1/44, Pool #AL5601	1,703,994
762,335	5.00%, 11/1/44, Pool #AL8878	819,207

See accompanying notes to the schedules of portfolio investments.

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

March 31, 2019 (Unaudited)

Principal Amount		Fair Value
U.S. Government Agency Mortgages, continued
Federal National Mortgage Association, continued
$ 215,178	4.00%, 12/1/44, Pool #AX9372	$224,142
16,508	4.00%, 12/1/44, Pool #AY0299	17,195
16,124	4.00%, 12/1/44, Pool #AX6255	16,797
184,067	4.00%, 1/1/45, Pool #AY0367	191,713
66,727	4.00%, 1/1/45, Pool #AX8713	69,448
683,071	4.00%, 1/1/45, Pool #AS4083	711,407
29,160	4.00%, 2/1/45, Pool #AY1866	30,320
118,259	4.00%, 2/1/45, Pool #AY2693	122,945
501,008	3.50%, 2/1/45, Pool #BM1100	508,289
180,470	4.00%, 2/1/45, Pool #AS4308	187,398
770,712	4.00%, 5/1/45, Pool #AS5017	801,274
26,426	4.00%, 5/1/45, Pool #AY8218	27,496
67,062	4.00%, 5/1/45, Pool #AY9770	69,729
414,078	5.00%, 6/1/45, Pool #BM3784	438,862
467,181	3.50%, 7/1/45, Pool #AS5459	476,745
1,217,592	3.50%, 7/1/45, Pool #AS5453	1,243,117
62,709	3.50%, 8/1/45, Pool #AS5640	64,023
240,701	4.50%, 9/1/45, Pool #AL7936	256,002
584,773	3.50%, 10/1/45, Pool #MA2414	592,691
498,638	4.00%, 10/1/45, Pool #AS5949	518,932
100,423	4.00%, 10/1/45, Pool #AL7442	104,411
141,678	4.00%, 10/1/45, Pool #AL7443	147,433
43,111	4.00%, 10/1/45, Pool #AZ9243	44,821
48,493	4.00%, 10/1/45, Pool #AZ9244	50,468
49,226	4.00%, 10/1/45, Pool #BA2877	51,176
46,244	4.00%, 10/1/45, Pool #BA2878	48,127
47,123	4.00%, 10/1/45, Pool #BA2879	48,841
1,699,705	3.50%, 11/1/45, Pool #BM1124	1,736,147
15,809	4.50%, 11/1/45, Pool #AS6233	16,597
104,232	3.50%, 11/1/45, Pool #AS6195	106,365
220,025	4.00%, 11/1/45, Pool #BA2905	228,971
145,313	4.00%, 11/1/45, Pool #BA2904	151,077
120,748	4.50%, 11/1/45, Pool #AL9501	128,436
473,087	4.00%, 12/1/45, Pool #AS6347	490,319
66,403	4.00%, 12/1/45, Pool #BA2924	68,812
122,931	4.00%, 12/1/45, Pool #BA4736	127,799
144,790	4.00%, 12/1/45, Pool #BA4737	150,654
392,434	4.50%, 12/1/45, Pool #BM1756	411,956
433,033	3.50%, 12/1/45, Pool #AL9635	444,253
169,526	4.00%, 1/1/46, Pool #BA4781	176,576
294,953	4.00%, 2/1/46, Pool #AS6662	305,993
551,289	3.50%, 3/1/46, Pool #AS6823	561,464
518,636	3.50%, 4/1/46, Pool #AS7015	526,682
5,932,115	3.50%, 4/1/46, Pool #BC5981	6,041,448
214,838	3.50%, 4/1/46, Pool #AL8521	219,664
354,081	3.50%, 5/1/46, Pool #AL8570	361,507
1,473,797	3.50%, 6/1/46, Pool #AS7353	1,500,598
136,132	3.00%, 6/1/46, Pool #AS7370	136,163
28,582	3.00%, 6/1/46, Pool #AS7365	28,561
245,668	3.00%, 6/1/46, Pool #AS7362	245,480
1,839,291	3.50%, 6/1/46, Pool #AS7383	1,867,435
1,899,651	4.00%, 6/1/46, Pool #AL9093	1,983,048
69,604	3.50%, 6/1/46, Pool #BC1154	71,097
673,776	4.50%, 7/1/46, Pool #BM3053	712,680
3,510,917	3.00%, 7/1/46, Pool #BC1450	3,504,760
978,003	4.50%, 7/1/46, Pool #BM1920	1,040,144
4,251,090	3.50%, 7/1/46, Pool #BA7748	4,322,101
4,906,828	4.00%, 7/1/46, Pool #AL8857	5,070,813
37,940	4.00%, 8/1/46, Pool #BD3933	39,598
807,022	3.50%, 8/1/46, Pool #AL8952	821,716
40,251	3.00%, 8/1/46, Pool #AL9031	40,260
3,664,212	3.00%, 8/1/46, Pool #BC1486	3,657,786
56,113	4.00%, 8/1/46, Pool #BD4900	58,564
1,316,630	Class UF, Series 2016-48, 2.89%(LIBOR01M+40bps), 8/25/46	1,313,325

Principal Amount		Fair Value
U.S. Government Agency Mortgages, continued
Federal National Mortgage Association, continued
$ 3,052,884	3.00%, 9/1/46, Pool #AS7847	$3,047,531
112,775	4.00%, 9/1/46, Pool #BD1481	117,653
746,319	3.50%, 9/1/46, Pool #AL9511	761,270
20,395	3.50%, 9/1/46, Pool #BE0547	20,723
290,651	3.00%, 9/1/46, Pool #AL9045	291,871
837,507	3.00%, 9/1/46, Pool #AL9214	836,039
2,465,321	3.00%, 9/1/46, Pool #BD1469	2,458,579
32,711	4.00%, 9/1/46, Pool #BD7826	34,127
197,825	3.00%, 9/1/46, Pool #AS7889	197,870
373,421	3.00%, 9/1/46, Pool #AS7878	373,136
1,003,196	3.00%, 10/1/46, Pool #BD8925	1,002,426
635,819	3.00%, 10/1/46, Pool #AL9266	634,704
4,778,864	3.00%, 10/1/46, Pool #BD3309	4,775,225
829,973	3.00%, 10/1/46, Pool #AL9215	828,518
1,100,754	3.50%, 11/1/46, Pool #BD8970	1,122,688
753,583	3.00%, 11/1/46, Pool #BD8962	753,008
916,860	3.00%, 11/1/46, Pool #AL9325	915,252
5,044,381	3.50%, 11/1/46, Pool #AL9424	5,117,271
784,097	3.00%, 11/1/46, Pool #BD9644	782,723
54,061	3.50%, 11/1/46, Pool #BE1932	55,047
338,623	3.00%, 11/1/46, Pool #BD9641	338,366
105,726	3.50%, 11/1/46, Pool #BD8477	107,651
282,735	3.00%, 11/1/46, Pool #AL9481	282,519
300,416	3.00%, 11/1/46, Pool #BD9643	299,889
33,594	3.50%, 11/1/46, Pool #BC7299	34,207
443,887	3.00%, 11/1/46, Pool #BD9645	443,108
549,585	3.50%, 11/1/46, Pool #BM1938	559,746
709,532	3.50%, 11/1/46, Pool #AS8371	724,756
6,662,578	4.00%, 11/1/46, Pool #AS8374	6,875,009
341,738	4.00%, 11/1/46, Pool #BC9012	356,307
1,735,562	4.00%, 11/1/46, Pool #AS8379	1,795,154
1,421,389	3.50%, 12/1/46, Pool #AS8493	1,449,112
709,453	3.50%, 12/1/46, Pool #BC9084	722,577
1,809,725	3.00%, 12/1/46, Pool #AS8486	1,804,757
124,942	3.50%, 12/1/46, Pool #AL9593	127,442
205,764	3.00%, 1/1/47, Pool #AS8589	205,607
134,819	3.50%, 1/1/47, Pool #BE4913	137,274
254,276	3.50%, 1/1/47, Pool #BD8531	259,366
493,965	4.00%, 1/1/47, Pool #BD2439	515,023
317,818	3.50%, 1/1/47, Pool #AL9774	324,637
821,167	3.50%, 1/1/47, Pool #AS8653	838,789
2,115,846	3.50%, 1/1/47, Pool #AL9725	2,161,221
397,140	3.00%, 2/1/47, Pool #BD5049	396,049
105,168	3.00%, 2/1/47, Pool #BD5056	105,088
340,767	3.50%, 2/1/47, Pool #BE3188	347,071
1,051,099	3.50%, 2/1/47, Pool #BM3792	1,073,135
870,769	3.00%, 3/1/47, Pool #AS8925	868,377
2,355,165	4.00%, 3/1/47, Pool #890824	2,440,892
3,277,796	4.00%, 3/1/47, Pool #BM1155	3,399,581
704,105	3.00%, 3/1/47, Pool #AS8936	701,473
200,338	3.50%, 5/1/47, Pool #BM1937	204,636
778,166	3.50%, 5/1/47, Pool #BM1174	793,769
919,396	4.00%, 5/1/47, Pool #BH0398	954,571
667,403	3.50%, 6/1/47, Pool #BM1902	680,417
781,397	4.00%, 7/1/47, Pool #BH3401	811,303
470,106	3.50%, 7/1/47, Pool #BM1571	479,257
933,326	4.00%, 8/1/47, Pool #BM1619	969,212
271,948	3.50%, 9/1/47, Pool #BM1822	276,984
110,972	3.50%, 9/1/47, Pool #BH8295	112,916
606,155	3.50%, 10/1/47, Pool #BM1952	617,364
455,775	4.50%, 10/1/47, Pool #BM3052	481,459
705,342	3.50%, 11/1/47, Pool #CA0689	719,120
112,334	3.50%, 11/1/47, Pool #CA0681	114,415
848,130	3.50%, 12/1/47, Pool #BM3282	864,673
563,924	4.50%, 12/1/47, Pool #BH7067	589,115

See accompanying notes to the schedules of portfolio investments.

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

March 31, 2019 (Unaudited)

Principal Amount		Fair Value
U.S. Government Agency Mortgages, continued
Federal National Mortgage Association, continued
$ 746,295	3.50%, 12/1/47, Pool #BM3326	$760,861
54,369	3.50%, 12/1/47, Pool #BM3327	55,374
556,883	4.00%, 12/1/47, Pool #BM3261	581,159
3,737,989	3.50%, 12/1/47, Pool #BH7060	3,813,011
1,383,514	3.50%, 1/1/48, Pool #CA0993	1,407,800
81,082	3.50%, 1/1/48, Pool #BJ8126	82,505
288,479	3.50%, 1/1/48, Pool #BJ5879	293,821
57,347	3.50%, 1/1/48, Pool #BJ8650	58,415
150,109	3.50%, 1/1/48, Pool #BJ8120	153,033
1,529,982	3.50%, 1/1/48, Pool #CA1058	1,559,826
1,210,162	4.00%, 2/1/48, Pool #CA1199	1,250,726
1,785,697	4.00%, 2/1/48, Pool #CA1255	1,842,668
274,731	4.00%, 2/1/48, Pool #BJ9057	283,690
251,338	4.00%, 2/1/48, Pool #BJ9058	261,457
1,851,853	4.00%, 3/1/48, Pool #CA1372	1,923,150
329,262	4.50%, 4/1/48, Pool #BM3846	349,649
3,953,834	4.00%, 4/1/48, Pool #CA1541	4,090,104
194,347	4.00%, 4/1/48, Pool #BM3762	201,795
760,047	4.00%, 4/1/48, Pool #CA1549	789,261
5,952,360	4.00%, 4/1/48, Pool #CA1545	6,140,357
213,499	4.00%, 4/1/48, Pool #BM3763	220,567
25,306,832	3.00%, 4/25/48, TBA	25,184,252
7,089,605	4.50%, 5/1/48, Pool #CA1704	7,510,670
950,980	5.00%, 6/1/48, Pool #CA2317	1,005,987
36,812	4.50%, 7/1/48, Pool #BK4471	38,519
179,925	4.50%, 7/1/48, Pool #BK6113	191,901
4,800,983	5.00%, 9/1/48, Pool #MA3472	5,075,901
758,386	5.00%, 10/1/48, Pool #BK7881	802,155
490,696	5.00%, 10/1/48, Pool #MA3501	519,008
751,535	5.00%, 11/1/48, Pool #MA3527	794,248
21,199,755	4.00%, 11/25/48, Pool #BM5003	22,103,109
270,321	5.00%, 12/1/48, Pool #BN4404	286,090
2,945,670	5.00%, 12/1/48, Pool #MA3538	3,115,869
503,844	5.00%, 1/1/49, Pool #BN4430	533,235
308,680	5.00%, 1/1/49, Pool #MA3565	326,660
720,759	5.00%, 1/1/49, Pool #BN3949	762,705
4,823,000	6.00%, 4/25/49, TBA	5,202,811
1,700,000	5.50%, 4/25/49, TBA	1,813,688
8,219,000	5.00%, 4/25/49, TBA	8,689,155
2,900,000	2.50%, 4/25/49, TBA	2,813,000

		380,815,759

Government National Mortgage Association (11.2%)
21,469	4.50%, 9/15/33, Pool #615516	22,645
76,948	5.00%, 12/15/33, Pool #783571	80,323
22,314	6.50%, 8/20/38, Pool #4223	24,919
23,058	6.50%, 10/15/38, Pool #673213	24,544
11,975	6.50%, 11/20/38, Pool #4292	13,372
23,474	6.50%, 12/15/38, Pool #782510	25,119
255,857	5.00%, 1/15/39, Pool #782557	270,870
171,576	5.00%, 4/15/39, Pool #782619	181,655
114,093	5.00%, 4/15/39, Pool #711939	119,008
19,432	4.00%, 4/20/39, Pool #4422	20,257
16,561	5.00%, 6/15/39, Pool #782696	17,594
68,127	4.00%, 7/20/39, Pool #4494	71,050
111,420	5.00%, 10/20/39, Pool #4559	116,646
12,896	4.50%, 12/20/39, Pool #G24598	13,703
35,250	4.50%, 1/15/40, Pool #728627	37,308
16,140	4.50%, 1/20/40, Pool #4617	17,023
12,626	4.50%, 2/20/40, Pool #G24636	13,309
89,974	5.00%, 5/15/40, Pool #782958	95,985
875	4.50%, 5/20/40, Pool #G24696	922
74,791	5.00%, 6/15/40, Pool #697862	81,183
80,043	4.50%, 7/15/40, Pool #745793	84,711
770,945	4.50%, 7/15/40, Pool #733795	815,961
32,964	4.50%, 7/20/40, Pool #4746	34,747

Principal Amount		Fair Value
U.S. Government Agency Mortgages, continued
Government National Mortgage Association, continued
$ 63,173	4.50%, 8/20/40, Pool #4771	$66,590
18,894	4.00%, 9/20/40, Pool #G24800	19,670
29,979	4.50%, 9/20/40, Pool #748948	31,376
154,029	4.50%, 10/15/40, Pool #783609	162,531
479,758	4.00%, 10/20/40, Pool #G24833	499,463
56,139	4.50%, 10/20/40, Pool #4834	59,175
896,771	4.00%, 11/20/40, Pool #4853	932,239
435,442	4.00%, 12/20/40, Pool #G24882	453,576
186,583	4.00%, 1/15/41, Pool #759138	193,567
384,299	4.00%, 1/20/41, Pool #4922	400,302
50,953	4.50%, 2/15/41, Pool #738019	53,764
1,402,205	4.00%, 2/20/41, Pool #742887	1,449,771
6,533	4.00%, 2/20/41, Pool #4945	6,791
131,412	4.00%, 3/15/41, Pool #762838	136,335
8,887	5.00%, 4/20/41, Pool #5018	9,293
147,961	4.50%, 6/20/41, Pool #783590	155,600
19,118	5.00%, 6/20/41, Pool #5083	20,339
9,840	5.00%, 7/20/41, Pool #5116	10,468
669,402	4.00%, 7/20/41, Pool #742895	692,125
63,892	4.50%, 7/20/41, Pool #754367	66,252
338,894	4.50%, 7/20/41, Pool #5115	357,231
100,556	4.50%, 7/20/41, Pool #783584	105,746
110,596	4.50%, 11/15/41, Pool #783610	116,360
294,749	3.50%, 1/15/42, Pool #553461	304,018
403,846	4.00%, 4/20/42, Pool #MA0023	420,311
158,686	5.00%, 7/20/42, Pool #MA0223	168,781
482,471	3.50%, 4/15/43, Pool #AD2334	493,761
757,538	3.50%, 4/20/43, Pool #MA0934	777,887
422,519	3.50%, 5/20/43, Pool #MA1012	434,752
35,975	4.00%, 7/20/43, Pool #MA1158	37,442
1,561,544	4.50%, 6/20/44, Pool #MA1997	1,637,680
29,935	4.00%, 8/20/44, Pool #AI4167	30,947
1,370,280	4.00%, 8/20/44, Pool #MA2149	1,424,356
33,579	4.00%, 8/20/44, Pool #AJ2723	34,711
19,683	4.00%, 8/20/44, Pool #AJ4687	20,346
15,083	4.00%, 8/20/44, Pool #AI4166	15,625
83,587	3.00%, 12/20/44, Pool #MA2444	84,350
684,041	5.00%, 12/20/44, Pool #MA2448	733,695
1,541,248	Class ZD, Series 2015-3, 4.00%, 1/20/45	1,659,971
688,959	3.00%, 2/15/45, Pool #784439	695,976
3,760,644	3.50%, 4/20/45, Pool #MA2754	3,856,539
1,593,285	3.00%, 4/20/45, Pool #MA2753	1,608,802
4,530,624	3.50%, 5/20/45, Pool #MA2826	4,648,261
85,277	3.00%, 6/20/45, Pool #MA2891	85,984
255,306	3.00%, 7/20/45, Pool #MA2960	257,425
84,167	3.00%, 8/20/45, Pool #MA3033	84,757
517,276	3.00%, 10/20/45, Pool #MA3172	521,569
395,532	5.00%, 12/20/45, Pool #MA3313	429,350
22,885,348	3.50%, 3/20/46, Pool #MA3521	23,399,361
9,484,702	3.00%, 4/20/46, Pool #MA3596	9,565,373
14,176,101	3.50%, 4/20/46, Pool #MA3597	14,511,264
66,962	3.00%, 5/20/46, Pool #MA3662	67,380
4,512,663	3.50%, 5/20/46, Pool #MA3663	4,618,770
1,524,351	3.00%, 6/20/46, Pool #MA3735	1,533,871
9,475,102	3.50%, 6/20/46, Pool #MA3736	9,697,928
2,997,689	3.00%, 7/20/46, Pool #MA3802	3,014,399
1,565,380	3.50%, 7/20/46, Pool #MA3803	1,600,564
14,019,334	3.00%, 8/20/46, Pool #MA3873	14,097,487
6,181,427	3.00%, 9/20/46, Pool #MA3936	6,220,046
6,009,091	3.50%, 9/20/46, Pool #MA3937	6,143,046
138,977	3.50%, 10/20/46, Pool #AX4343	141,858
315,017	3.50%, 10/20/46, Pool #AX4345	322,031
362,657	3.50%, 10/20/46, Pool #AX4344	372,277
162,430	3.50%, 10/20/46, Pool #AX4342	165,961

See accompanying notes to the schedules of portfolio investments.

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

March 31, 2019 (Unaudited)

Principal Amount		Fair Value
U.S. Government Agency Mortgages, continued
Government National Mortgage Association, continued
$ 164,367	3.50%, 10/20/46, Pool #AX4341	$168,097
32,252	4.00%, 10/20/46, Pool #AQ0542	33,339
161,949	3.00%, 11/20/46, Pool #MA4068	162,852
466,802	3.00%, 12/20/46, Pool #MA4126	469,718
163,068	4.50%, 3/15/47, Pool #AZ8560	171,654
249,023	4.50%, 4/15/47, Pool #AZ8596	263,260
169,586	4.50%, 4/15/47, Pool #AZ8597	178,515
151,578	4.50%, 5/15/47, Pool #BA7888	160,270
24,319	4.00%, 9/15/47, Pool #BC5919	25,220
35,119	4.00%, 10/15/47, Pool #BD3187	36,288
31,266	4.00%, 10/15/47, Pool #BE1031	32,424
24,420	4.00%, 11/15/47, Pool #BE1030	25,307
37,190	4.00%, 12/15/47, Pool #BE4664	38,568
26,515	4.00%, 1/15/48, Pool #BE0204	27,480
41,406	4.00%, 1/15/48, Pool #BE0143	42,936
815,255	4.50%, 9/20/48, Pool #BD0560	845,162
20,631,863	4.50%, 9/20/48, Pool #MA5467	21,430,341
1,000,000	5.00%, 4/15/49, TBA	1,044,219
2,800,000	4.50%, 4/15/49, TBA	2,917,250
20,085,000	3.50%, 4/15/49, TBA	20,518,082
8,260,000	3.00%, 4/15/49, TBA	8,302,591
5,622,000	4.00%, 4/20/49, TBA	5,804,715
30,350,000	4.00%, 5/15/49, TBA	31,310,292

		218,128,910

Total U.S. Government Agency Mortgages (Cost $757,523,602)		758,525,042

U.S. Treasury Obligations (25.0%):
U.S. Treasury Bonds (8.5%)
2,480,000	5.38%, 2/15/31	3,223,225
20,525,000	4.75%, 2/15/37^	26,929,441
31,340,000	3.13%, 11/15/41	33,337,925
11,080,000	3.63%, 8/15/43	12,726,419
1,205,000	3.13%, 8/15/44	1,276,923
15,000	2.50%, 2/15/45	14,152
955,000	3.00%, 5/15/45	990,813
1,770,000	2.88%, 8/15/45	1,793,508
1,543,000	3.00%, 2/15/47	1,601,586
5,645,000	3.00%, 2/15/48^	5,842,575
39,030,000	3.13%, 5/15/48^(d)	41,396,194
7,265,000	3.00%, 8/15/48^	7,523,816
9,650,000	3.38%, 11/15/48^	10,743,164
12,510,000	3.00%, 2/15/49^	12,961,533

		160,361,274

U.S. Treasury Inflation Index Bonds (1.3%)
16,836,121	0.88%, 1/15/29	17,368,556
7,772,478	1.00%, 2/15/48^	7,938,110

		25,306,666

U.S. Treasury Notes (15.2%)
3,890,000	2.50%, 2/28/21	3,905,195
2,949,000	1.38%, 5/31/21^	2,893,245
3,686,000	2.63%, 7/15/21^	3,714,797
30,000	2.75%, 8/15/21	30,333
43,920,000	2.88%, 11/15/21	44,606,249
10,225,000	2.63%, 12/15/21	10,327,250
3,370,000	2.50%, 1/15/22	3,392,642
4,590,000	2.50%, 2/15/22	4,623,708
12,130,000	1.88%, 4/30/22	11,997,328
4,613,000	2.88%, 11/30/23	4,742,741
4,160,000	2.63%, 12/31/23	4,230,850
17,382,000	2.50%, 1/31/24^	17,582,979
21,290,000	2.13%, 7/31/24^	21,136,978
32,537,000	2.13%, 9/30/24^	32,277,721
890,000	3.13%, 10/31/25	926,991
1,550,000	2.88%, 11/30/25^	1,602,797
24,885,000	2.63%, 12/31/25^	25,359,370
11,900,000	2.63%, 1/31/26	12,128,703
31,110,000	2.50%, 2/28/26	31,459,988
46,000	2.00%, 11/15/26	44,879
41,440,000	2.88%, 8/15/28	43,058,749
8,535,000	3.13%, 11/15/28	9,055,102
13,165,000	2.63%, 2/15/29^	13,407,730

		302,506,325

Total U.S. Treasury Obligations (Cost $477,799,153)		488,174,265

Commercial Paper (2.2%):
2,050,000	Boston Scientific Corp., 3.19%(c)	2,046,009
3,500,000	Boston Scientific Corp., 3.12%(c)	3,475,287
8,000,000	Enbridge US, Inc., 3.09%(c)	7,960,360
1,584,000	Ford Motor Credit Co., 4.16%(c)	1,582,538
11,880,000	Ford Motor Credit Co., 4.06%(c)	11,867,941
4,540,000	Ford Motor Credit Co., 3.59%(c)	4,525,999
12,390,000	Nissan Motor Acceptance Corp., 3.10%(c)	12,212,067

Total Commercial Paper (Cost $43,680,327)		43,670,201

Shares or Principal Amount		Fair Value
Short-Term Securities Held as Collateral for Securities on Loan (10.9%)(e):
Certificates of Deposit (0.2%)
$ 1,900,021	KBC Groep NV, 2.44%, 4/8/19	$1,900,000
2,500,373	Mitsubishi UFJ Financial Group, 2.58%, 7/23/19	2,500,000

		4,400,000
Floating Rate Notes (5.8%)
2,901,248	Apple Inc, 2.70%, 5/6/19	2,900,949
3,282,304	Australia & New Zealand Banking, 2.63%, 4/15/19	3,282,000
2,309,859	Bank of Montreal, 2.60%, 8/26/19	2,310,000
2,687,060	Bank of Nova Scotia, 2.85%, 1/23/20	2,686,000
2,664,591	Bank of Nova Scotia, 2.67%, 9/20/19	2,664,102
3,001,410	Canadian Imperial Bank of Commerce, 2.72%, 8/1/19	2,999,959
4,034,382	Commonwealth Bank of Australia, 2.84%, 5/3/19	4,034,000
2,901,578	Commonwealth Bank of Australia, 2.88%, 1/17/20	2,900,000
3,100,458	Credit Agricole Groupe, 2.77%, 5/2/19	3,100,000
2,900,347	Credit Agricole Groupe, 2.79%, 7/24/19	2,900,000
2,903,253	Credit Suisse Group AG, 2.75%, 5/7/19	2,903,000
2,399,988	Credit Suisse Group AG, 2.81%, 11/4/19	2,400,000
2,699,989	DNB Bank ASA, 2.72%, 2/7/20	2,700,000
2,639,987	DNB Bank ASA, 2.65%, 3/6/20	2,640,000
3,202,943	Groupe BPCE, 2.77%, 5/2/19	3,202,000
2,800,101	Groupe BPCE, 2.64%, 4/4/19	2,800,000
2,431,988	HSBC Holdings plc, 2.81%, 2/7/20	2,432,000
2,099,990	HSBC Holdings plc, 2.81%, 2/7/20	2,100,000
2,363,988	JPMorgan Chase & Co, 2.76%, 2/10/20	2,364,000
3,295,392	Lloyds Banking Group plc, 2.71%, 8/9/19	3,294,000
3,100,118	Mizuho Financial Group Inc, 2.68%, 4/10/19	3,100,000
2,800,040	Mizuho Financial Group Inc, 2.67%, 4/5/19	2,800,000
2,200,381	National Australia Bank Ltd, 2.65%, 2/6/20	2,200,000
3,100,090	National Bank of Canada, 2.64%, 4/10/19	3,100,000
2,400,116	National Bank of Canada, 2.61%, 8/12/19	2,400,000
4,495,275	Oversea-Chinese Banking Corp Ltd, 2.97%, 4/10/19	4,495,000
2,988,465	Skandinaviska Enskilda Banken Ab (Seb), 2.84%, 1/23/20	2,988,000
3,272,778	Societe Generale, 2.92%, 1/27/20	3,272,000
2,800,126	Societe Generale, 2.67%, 4/12/19	2,800,000
3,400,176	Sumitomo Mitsui Financial Gr, 2.90%, 4/12/19	3,400,000
3,267,543	Sumitomo Mitsui Financial Gr, 2.79%, 5/2/19	3,267,000
3,352,174	Sumitomo Mitsui Trust Holdings, Inc, 2.90%, 4/12/19	3,352,000
3,273,818	Svenska Handelsbanken AB, 2.86%, 1/22/20	3,272,000
2,200,320	Svenska Handelsbanken AB, 2.73%, 5/7/19	2,200,000
3,903,493	Toyota Motor Corp, 2.77%, 11/14/19	3,901,497
2,200,782	Toyota Motor Corp, 2.75%, 7/25/19	2,200,864
2,606,119	UBS Group AG, 2.72%, 3/2/20	2,607,739
2,409,964	Wells Fargo & Co, 2.65%, 12/6/19	2,410,089
3,400,548	Westpac Banking Corp, 2.81%, 8/2/19	3,400,000

		113,778,199

Miscellaneous Investments (4.9%):
92,927,656	Short-Term Investments(f)	92,927,656

Total Short-Term Securities Held as Collateral for Securities on Loan (Cost $211,105,855)		211,105,855

Unaffiliated Investment Company (1.1%):
20,770,405	Dreyfus Treasury Securities Cash Management Fund, Institutional Shares, 2.27%(c)	20,770,405

Total Unaffiliated Investment Company (Cost $20,770,405)		20,770,405

Total Investment Securities (Cost $2,292,639,005) - 119.0%		2,312,097,821
Net other assets (liabilities) - (19.0)%		(366,723,269)

Net Assets - 100.0%		$1,945,374,552

Percentages indicated are based on net assets as of March 31, 2019.

LIBOR	-	London Interbank Offered Rate
LIBOR01M	-	1 Month US Dollar LIBOR
MTN	-	Medium Term Note
TBA	-	To Be Announced Security
US0001M	-	1 Month US Dollar LIBOR
US0003M	-	3 Month US Dollar LIBOR
USSW5	-	USD 5 Year Swap Rate

^	This security or a partial position of this security was on loan as of March 31, 2019. The total value of securities on loan as of March 31, 2019, was $205,698,510.
(a)

Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors. The sub-adviser has deemed these securities to be liquid based on procedures approved by the Board of Trustees.

See accompanying notes to the schedules of portfolio investments.

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

March 31, 2019 (Unaudited)

(b)

The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate presented is the rate in effect at March 31, 2019.

(c)	The rate represents the effective yield at March 31, 2019.
(d)	All or a portion of this security has been pledged as collateral for open derivative positions.
(e)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before March 31, 2019.
(f)

Represents various short-term investments purchased with cash collateral held from securities lending. The value of the collateral could included collateral held for securities that were sold on or before March 31, 2019.

†	Represents less than 0.05%.

See accompanying notes to the schedules of portfolio investments.

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

March 31, 2019 (Unaudited)

Securities Sold Short (14.3%):

At March 31, 2019, the Fund’s securities sold short were as follows:

Security Description	Coupon Rate	Maturity Date	Par Amount	Proceeds Received	Fair Value	Unrealized Appreciation/ (Depreciation)
U.S. Government Agency Mortgages
Federal Home Loan Mortgage Corporation
Federal Home Loan Mortgage Corporation, TBA	3.50%	4/15/49	$(49,566,057)	$(50,108,426)	$(50,263,080)	$(154,654)
Federal National Mortgage Association
Federal National Mortgage Association, TBA	2.50%	4/25/34	(191,000)	(187,926)	(189,806)	(1,880)
Federal National Mortgage Association, TBA	3.00%	4/25/34	(2,978,000)	(2,980,880)	(3,004,058)	(23,178)
Federal National Mortgage Association, TBA	3.50%	4/25/34	(8,704,766)	(8,863,291)	(8,903,343)	(40,052)
Federal National Mortgage Association, TBA	3.50%	4/25/49	(65,746,888)	(66,054,133)	(66,630,362)	(576,229)
Federal National Mortgage Association, TBA	4.00%	4/25/34	(3,926,000)	(4,031,109)	(4,043,747)	(12,638)
Federal National Mortgage Association, TBA	4.00%	4/25/48	(76,430,000)	(78,165,588)	(78,603,478)	(437,890)
Federal National Mortgage Association, TBA	4.50%	4/25/47	(4,961,000)	(5,139,673)	(5,168,839)	(29,166)
Government National Mortgage Association
Government National Mortgage Association, TBA	3.00%	4/20/49	(27,686,500)	(27,526,291)	(27,794,650)	(268,359)
Government National Mortgage Association, TBA	3.50%	4/20/49	(22,226,203)	(22,524,868)	(22,705,456)	(180,588)
Government National Mortgage Association, TBA	4.50%	4/20/48	(11,367,000)	(11,770,173)	(11,802,143)	(31,970)

				$(277,352,358)	$(279,108,962)	$(1,756,604)

Futures Contracts

At March 31, 2019, the Fund’s futures contracts were as follows:

Short Futures

Description	Expiration Date	Number of Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Euro-Bund June Future(Euro)	6/6/19	151	$(28,171,718)	$(511,763)
U.S. Treasury 10-Year Ultra Note June Futures (U.S. Dollar)	6/19/19	196	(26,025,135)	(491,159)
U.S. Treasury 10-Year Note June Futures (U.S. Dollar)	6/19/19	566	(70,307,841)	(753,159)
U.S. Treasury 5-Year Note June Futures (U.S. Dollar)	6/28/19	423	(48,995,286)	(27,666)
Ultra Long Term US Treasury Bond June Futures (U.S. Dollar)	6/19/19	64	(10,752,000)	(370,970)

				$(2,154,717)

Long Futures

Description	Expiration Date	Number of Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
U.S. Treasury 2-Year Note June Futures (U.S. Dollar)	6/28/19	1,206	$256,991,123	$899,497
U.S. Treasury 30-Year Bond June Futures (U.S. Dollar)	6/19/19	114	17,060,818	512,731

				$1,412,228

Total Net Futures Contracts				$(742,489)

See accompanying notes to the schedules of portfolio investments.

AZL Gateway Fund

Schedule of Portfolio Investments

March 31, 2019 (Unaudited)

Shares		Fair Value
Common Stocks+ (99.6%):
Aerospace & Defense (2.4%):
3,819	Boeing Co. (The)	$1,456,643
1,094	Huntington Ingalls Industries, Inc.	226,677
4,610	Raytheon Co.	839,389
660	TransDigm Group, Inc.*	299,633
7,196	United Technologies Corp.	927,492

		3,749,834

Air Freight & Logistics (0.6%):
7,156	United Parcel Service, Inc., Class B	799,611
1,143	XPO Logistics, Inc.*	61,425

		861,036

Airlines (0.4%):
1,585	Alaska Air Group, Inc.	88,950
6,161	American Airlines Group, Inc.	195,673
2,141	JetBlue Airways Corp.*	35,027
3,142	United Continental Holdings, Inc.*	250,669

		570,319

Auto Components (0.1%):
890	Autoliv, Inc.	65,442
1,060	Cooper Tire & Rubber Co.	31,683
767	Garrett Motion, Inc.*	11,298
910	Veoneer, Inc.*	20,812

		129,235

Automobiles (0.0%†):
243	Tesla, Inc.*	68,006

Banks (6.0%):
6,563	Associated Banc-Corp.	140,120
72,289	Bank of America Corp.	1,994,454
21,608	Citigroup, Inc.	1,344,450
1,057	First Republic Bank	106,186
25,194	Huntington Bancshares, Inc.	319,460
25,512	JPMorgan Chase & Co.	2,582,581
5,266	Old National Bancorp	86,362
946	Signature Bank	121,154
917	SVB Financial Group*	203,904
16,092	U.S. Bancorp	775,473
31,538	Wells Fargo & Co.	1,523,916

		9,198,060

Beverages (2.1%):
30,991	Coca-Cola Co. (The)	1,452,238
4,296	Monster Beverage Corp.*	234,476
12,600	PepsiCo, Inc.	1,544,130

		3,230,844

Biotechnology (2.7%):
10,927	AbbVie, Inc.	880,607
5,573	Amgen, Inc.	1,058,759
1,735	Biogen, Inc.*	410,119
6,683	Celgene Corp.*	630,474
10,332	Gilead Sciences, Inc.	671,683
800	Seattle Genetics, Inc.*	58,592
2,497	Vertex Pharmaceuticals, Inc.*	459,323

		4,169,557

Building Products (0.3%):
7,559	Johnson Controls International plc	279,229
577	Lennox International, Inc.	152,559
1,287	Resideo Technologies, Inc.*	24,826

		456,614

Capital Markets (2.6%):
11,880	Bank of New York Mellon Corp. (The)	599,108
12,511	Charles Schwab Corp. (The)	534,970
4,163	Eaton Vance Corp.	167,811
482	FactSet Research Systems, Inc.	119,666
3,749	Goldman Sachs Group, Inc. (The)	719,770
7,919	Intercontinental Exchange, Inc.	602,953

Shares		Fair Value
Common Stocks+, continued
Capital Markets, continued
2,700	Legg Mason, Inc.	$73,899
15,195	Morgan Stanley	641,229
1,564	MSCI, Inc., Class A	310,986
2,217	TD Ameritrade Holding Corp.	110,828
2,393	Waddell & Reed Financial, Inc., Class A	41,375

		3,922,595

Chemicals (1.8%):
332	AdvanSix, Inc.*	9,485
2,113	Ashland Global Holdings, Inc.	165,089
1,704	Celanese Corp., Series A	168,031
1,973	Chemours Co. (The)	73,317
22,513	DowDuPont, Inc.	1,200,167
4,060	Eastman Chemical Co.	308,073
683	Ingevity Corp.*	72,132
5,324	LyondellBasell Industries NV, Class A	447,641
257	LyondellBasell Industries NV, Class A	21,609
3,553	Olin Corp.	82,216
3,223	RPM International, Inc.	187,063
4,667	Valvoline, Inc.	86,620

		2,821,443

Commercial Services & Supplies (0.5%):
1,871	Copart, Inc.*	113,364
981	Waste Connections, Inc.	86,907
5,340	Waste Management, Inc.	554,879

		755,150

Communications Equipment (1.5%):
443	Arista Networks, Inc.*	139,306
32,473	Cisco Systems, Inc.	1,753,217
2,011	Motorola Solutions, Inc.	282,385
448	Palo Alto Networks, Inc.*	108,810

		2,283,718

Consumer Finance (0.3%):
2,419	Ally Financial, Inc.	66,498
5,710	Discover Financial Services	406,324

		472,822

Containers & Packaging (0.4%):
2,273	Avery Dennison Corp.	256,849
2,596	Sonoco Products Co.	159,732
4,183	WestRock Co.	160,418

		576,999

Distributors (0.2%):
2,744	Genuine Parts Co.	307,410

Diversified Consumer Services (0.0%†):
1,404	Service Corp. International	56,371

Diversified Financial Services (1.9%):
14,442	Berkshire Hathaway, Inc., Class B*	2,901,253

Diversified Telecommunication Services (2.1%):
51,186	AT&T, Inc.	1,605,193
27,106	Verizon Communications, Inc.	1,602,778

		3,207,971

Electric Utilities (1.5%):
10,888	Alliant Energy Corp.	513,151
8,488	American Electric Power Co., Inc.	710,870
8,381	Duke Energy Corp.	754,291
2,484	Evergy, Inc.	144,196
405	Hawaiian Electric Industries, Inc.	16,512
2,652	OGE Energy Corp.	114,354

		2,253,374

See accompanying notes to the schedules of portfolio investments.

AZL Gateway Fund

Schedule of Portfolio Investments

March 31, 2019 (Unaudited)

Shares		Fair Value
Common Stocks+, continued
Electrical Equipment (0.5%):
4,195	Eaton Corp. plc	$337,949
6,301	Emerson Electric Co.	431,429
720	Hubbell, Inc.	84,946
723	nVent Electric plc	19,507

		873,831

Electronic Equipment, Instruments & Components (0.6%):
2,358	CDW Corp.	227,240
11,143	Corning, Inc.	368,834
6,155	Trimble Navigation, Ltd.*	248,662
538	Zebra Technologies Corp., Class A*	112,727

		957,463

Entertainment (2.0%):
6,615	Activision Blizzard, Inc.	301,181
1,116	Live Nation, Inc.*	70,911
3,196	Netflix, Inc.*	1,139,566
1,127	Take-Two Interactive Software, Inc.*	106,355
12,461	Walt Disney Co. (The)	1,383,544

		3,001,557

Equity Real Estate Investment Trusts (2.8%):
3,717	Camden Property Trust	377,276
3,145	Digital Realty Trust, Inc.	374,255
12,180	Duke Realty Corp.	372,464
3,876	Extra Space Storage, Inc.	395,003
4,691	Healthcare Realty Trust, Inc.	150,628
4,137	Kilroy Realty Corp.	314,247
5,023	Liberty Property Trust	243,214
4,308	Mack-Cali Realty Corp.	95,638
6,957	Medical Properties Trust, Inc.	128,774
5,027	National Retail Properties, Inc.	278,446
3,099	Parks Hotels & Resorts, Inc.	96,317
6,744	Regency Centers Corp.	455,153
4,083	Sabra Health Care REIT, Inc.	79,496
5,304	Senior Housing Properties Trust	62,481
11,333	UDR, Inc.	515,197
5,777	Ventas, Inc.	368,630

		4,307,219

Food & Staples Retailing (1.2%):
10,246	Walgreens Boots Alliance, Inc.	648,264
12,517	Wal-Mart Stores, Inc.	1,220,783

		1,869,047

Food Products (0.9%):
1,658	Bunge, Ltd.	87,990
7,668	Conagra Brands, Inc.	212,710
1,234	Ingredion, Inc.	116,847
2,252	Lamb Weston Holdings, Inc.	168,765
14,637	Mondelez International, Inc., Class A	730,680

		1,316,992

Gas Utilities (0.1%):
232	Atmos Energy Corp.	23,880
1,778	National Fuel Gas Co.	108,387
467	UGI Corp.	25,881

		158,148

Health Care Equipment & Supplies (3.3%):
13,988	Abbott Laboratories	1,118,201
900	Align Technology, Inc.*	255,897
6,019	Baxter International, Inc.	489,405
13,333	Boston Scientific Corp.*	511,721
362	DexCom, Inc.*	43,114
1,958	Edwards Lifesciences Corp.*	374,624
5,501	Hologic, Inc.*	266,248
1,109	Intuitive Surgical, Inc.*	632,773
11,524	Medtronic plc	1,049,606

Shares		Fair Value
Common Stocks+, continued
Health Care Equipment & Supplies, continued
1,933	ResMed, Inc.	$200,974
135	STERIS plc	17,284
462	Teleflex, Inc.	139,598

		5,099,445

Health Care Providers & Services (2.8%):
2,492	Anthem, Inc.	715,154
1,986	Cigna Corp.	319,389
10,961	CVS Health Corp.	591,127
3,035	HCA Healthcare, Inc.	395,703
285	Molina Healthcare, Inc.*	40,459
1,991	Quest Diagnostics, Inc.	179,031
7,734	UnitedHealth Group, Inc.	1,912,308
1,342	Universal Health Services, Inc., Class B	179,519

		4,332,690

Health Care Technology (0.1%):
706	Veeva Systems, Inc., Class A*	89,563

Hotels, Restaurants & Leisure (1.7%):
521	Domino’s Pizza, Inc.	134,470
1,932	Hilton Grand Vacations, Inc.*	59,602
5,050	Hilton Worldwide Holdings, Inc.	419,706
1,430	Las Vegas Sands Corp.	87,173
7,166	McDonald’s Corp.	1,360,823
1,457	Melco Resorts & Entertainment, Ltd., ADR	32,914
7,611	MGM Resorts International	195,298
1,742	Restaurant Brands International, Inc.	113,343
564	Vail Resorts, Inc.	122,557
7,419	Wendy’s Co. (The)	132,726

		2,658,612

Household Durables (0.4%):
6,147	Newell Brands, Inc.	94,295
51	NVR, Inc.*	141,117
5,304	Toll Brothers, Inc.	192,004
936	Tupperware Brands Corp.	23,943
966	Whirlpool Corp.	128,372

		579,731

Household Products (1.7%):
10,459	Colgate-Palmolive Co.	716,860
18,382	Procter & Gamble Co. (The)	1,912,647

		2,629,507

Industrial Conglomerates (1.8%):
4,441	3M Co., Class C	922,751
73,753	General Electric Co.	736,792
7,019	Honeywell International, Inc.	1,115,460

		2,775,003

Insurance (2.1%):
9,761	Aflac, Inc.	488,050
4,937	Allstate Corp. (The)	464,967
2,588	American Financial Group, Inc.	248,991
9,368	American International Group, Inc.	403,386
3,044	Aon plc	519,611
8,556	Arch Capital Group, Ltd.*	276,530
4,842	Arthur J. Gallagher & Co.	378,160
2,347	FNF Group	85,783
5,157	Lincoln National Corp.	302,716

		3,168,194

Interactive Media & Services (5.1%):
1,237	Alphabet, Inc., Class A*	1,455,813
2,904	Alphabet, Inc., Class C*	3,407,293
377	Baidu, Inc., ADR*	62,149
16,947	Facebook, Inc., Class A*	2,824,895
739	Zillow Group, Inc., Class C*	25,673

		7,775,823

See accompanying notes to the schedules of portfolio investments.

AZL Gateway Fund

Schedule of Portfolio Investments

March 31, 2019 (Unaudited)

Shares		Fair Value
Common Stocks+, continued
Internet & Direct Marketing Retail (3.8%):
2,790	Amazon.com, Inc.*	$4,968,292
369	Booking Holdings, Inc.*	643,872
8,054	eBay, Inc.	299,126
94	MercadoLibre, Inc.*	47,727

		5,959,017

IT Services (4.6%):
3,442	Automatic Data Processing, Inc.	549,825
83	Black Knight, Inc.*	4,524
2,167	Broadridge Financial Solutions, Inc.	224,696
5,988	Cognizant Technology Solutions Corp., Class A	433,831
3,693	Fidelity National Information Services, Inc.	417,678
831	FleetCor Technologies, Inc.*	204,916
7,245	International Business Machines Corp.	1,022,269
1,082	Jack Henry & Associates, Inc.	150,117
1,331	Leidos Holdings, Inc.	85,304
3,544	Paychex, Inc.	284,229
8,783	PayPal Holdings, Inc.*	912,027
1,879	VeriSign, Inc.*	341,151
14,809	Visa, Inc., Class A	2,313,017
7,050	Western Union Co.	130,214

		7,073,798

Leisure Products (0.0%†):
707	Polaris Industries, Inc.	59,692

Life Sciences Tools & Services (0.3%):
1,429	Illumina, Inc.*	443,976
313	PRA Health Sciences, Inc.*	34,521

		478,497

Machinery (2.0%):
5,446	Caterpillar, Inc.	737,878
2,149	Cummins, Inc.	339,263
3,225	Deere & Co.	515,484
1,570	IDEX Corp.	238,232
2,489	Parker Hannifin Corp.	427,162
3,823	Pentair plc	170,162
1,031	Snap-On, Inc.	161,372
2,646	Stanley Black & Decker, Inc.	360,306
1,264	Timken Co.	55,136
396	Wabtec Corp.	29,193

		3,034,188

Media (1.4%):
35,804	Comcast Corp., Class A	1,431,444
1,928	Liberty Broadband Corp., Class C*	176,875
3,626	Liberty Global plc, Series C*	87,785
1,725	Liberty Latin America, Ltd., Class C*	33,551
1,241	News Corp., Class B	15,500
3,346	Omnicom Group, Inc.	244,225
24,934	Sirius XM Holdings, Inc.	141,376

		2,130,756

Metals & Mining (0.3%):
4,313	Southern Copper Corp.	171,140
5,668	Steel Dynamics, Inc.	199,910
1,116	Worthington Industries, Inc.	41,649

		412,699

Mortgage Real Estate Investment Trusts (0.1%):
119	AGNC Investment Corp.	2,142
8,952	Annaly Capital Management, Inc.	89,430

		91,572

Multiline Retail (0.4%):
2,942	Nordstrom, Inc.	130,566

Shares		Fair Value
Common Stocks+, continued
Multiline Retail, continued
6,741	Target Corp.	$541,033

		671,599

Multi-Utilities (1.7%):
5,672	Ameren Corp.	417,176
11,154	CenterPoint Energy, Inc.	342,428
5,068	Consolidated Edison, Inc.	429,816
7,046	Public Service Enterprise Group, Inc.	418,603
1,596	Sempra Energy	200,873
9,432	WEC Energy Group, Inc.	745,882

		2,554,778

Oil, Gas & Consumable Fuels (5.2%):
2,341	Cheniere Energy, Inc.*	160,031
14,518	Chevron Corp.	1,788,327
4,170	Concho Resources, Inc.	462,703
13,777	ConocoPhillips	919,477
4,782	Continental Resources, Inc.*	214,090
30,782	Exxon Mobil Corp.	2,487,186
1,838	HollyFrontier Corp.	90,558
8,737	Occidental Petroleum Corp.	578,389
4,977	ONEOK, Inc.	347,594
4,204	Phillips 66	400,095
1,472	Targa Resources Corp.	61,162
6,444	Valero Energy Corp.	546,645

		8,056,257

Personal Products (0.2%):
2,222	Estee Lauder Co., Inc. (The), Class A	367,852
1,094	Herbalife Nutrition, Ltd.*	57,971

		425,823

Pharmaceuticals (4.9%):
11,720	Bristol-Myers Squibb Co.	559,161
7,219	Eli Lilly & Co.	936,737
533	Jazz Pharmaceuticals plc*	76,192
18,859	Johnson & Johnson Co.	2,636,299
19,411	Merck & Co., Inc.	1,614,413
41,450	Pfizer, Inc.	1,760,382
3,602	Takeda Pharmaceutical Co., Ltd., ADR	73,373

		7,656,557

Professional Services (0.6%):
403	CoStar Group, Inc.*	187,967
934	ManpowerGroup, Inc.	77,232
1,942	TransUnion	129,803
3,583	Verisk Analytics, Inc.	476,540

		871,542

Road & Rail (1.0%):
979	Canadian Pacific Railway, Ltd.	201,703
9,525	CSX Corp.	712,660
1,520	Old Dominion Freight Line, Inc.	219,473
2,339	Union Pacific Corp.	391,081

		1,524,917

Semiconductors & Semiconductor Equipment (4.0%):
8,070	Advanced Micro Devices, Inc.*	205,946
4,884	Analog Devices, Inc.	514,139
1,647	Broadcom, Inc.	495,269
32,679	Intel Corp.	1,754,863
3,340	Microchip Technology, Inc.	277,086
4,946	NVIDIA Corp.	888,104
9,818	QUALCOMM, Inc.	559,921
3,003	Skyworks Solutions, Inc.	247,687
5,660	Teradyne, Inc.	225,494
9,196	Texas Instruments, Inc.	975,420

		6,143,929

See accompanying notes to the schedules of portfolio investments.

AZL Gateway Fund

Schedule of Portfolio Investments

March 31, 2019 (Unaudited)

Shares		Fair Value
Common Stocks+, continued
Software (6.5%):
4,375	Adobe Systems, Inc.*	$1,165,894
1,474	ANSYS, Inc.*	269,315
3,653	Cadence Design Systems, Inc.*	232,002
1,108	Check Point Software Technologies, Ltd.*	140,151
1,496	Fortinet, Inc.*	125,619
51,685	Microsoft Corp.	6,095,730
5,808	Nuance Communications, Inc.*	98,329
20,568	Oracle Corp.	1,104,707
1,289	PTC, Inc.*	118,820
762	ServiceNow, Inc.*	187,825
7,713	Symantec Corp.	177,322
186	Ultimate Software Group, Inc. (The)*	61,404
351	VMware, Inc., Class A	63,359
783	Workday, Inc., Class A*	151,002

		9,991,479

Specialty Retail (2.5%):
4,882	American Eagle Outfitters, Inc.	108,234
1,912	Foot Locker, Inc.	115,867
4,510	Gap, Inc. (The)	118,072
9,286	Home Depot, Inc. (The)	1,781,891
3,559	L Brands, Inc.	98,157
7,231	Lowe’s Cos., Inc.	791,578
1,566	Tiffany & Co.	165,291
11,745	TJX Cos., Inc. (The)	624,951

		3,804,041

Technology Hardware, Storage & Peripherals (3.7%):
29,578	Apple, Inc.	5,618,341
454	Dell Technologies, Inc., Class C*	26,645

		5,644,986

Textiles, Apparel & Luxury Goods (0.6%):
1,238	Lululemon Athletica, Inc.*	202,871
4,813	Nike, Inc., Class B	405,302
1,809	PVH Corp.	220,608
7,412	Under Armour, Inc., Class A*	156,690
447	Under Armour, Inc., Class C*	8,435

		993,906

Tobacco (1.1%):
12,184	Altria Group, Inc.	699,727
10,712	Philip Morris International, Inc.	946,834

		1,646,561

Trading Companies & Distributors (0.1%):
1,357	GATX Corp.	103,634

Wireless Telecommunication Services (0.1%):
2,648	Sprint Corp.*	14,961
1,372	T-Mobile US, Inc.*	94,805

		109,766

Total Common Stocks (Cost $93,669,265)		153,025,430

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Purchased Options (0.3%):
Total Purchased Options (Cost $1,164,519)		479,843

Unaffiliated Investment Company (2.3%):
3,472,507	Dreyfus Treasury Securities Cash Management Fund, Institutional Shares, 2.27%(a)	3,472,507

Total Unaffiliated Investment Company (Cost $3,472,507)		3,472,507

Contracts, Shares, Notional Amount or Principal Amount	Fair Value
Total Investment Securities (Cost $98,306,291) - 102.2%	$156,977,780
Net other assets (liabilities) - (2.2)%	(3,389,544)

Net Assets - 100.0%	$153,588,236

Percentages indicated are based on net assets as of March 31, 2019.

ADR	-	American Depositary Receipt

*	Non-income producing security.
+	All or a portion of each common stock has been pledged as collateral for outstanding call options written.
(a)	The rate represents the effective yield at March 31, 2019.
†	Represents less than 0.05%.

See accompanying notes to the schedules of portfolio investments.

AZL Gateway Fund

Schedule of Portfolio Investments

March 31, 2019 (Unaudited)

At March 31, 2019, the Fund’s exchange traded options purchased were as follows:

Description	Put/ Call	Strike Price	Expiration Date	Contracts	Notional Amount(a)	Fair Value
S&P 500 Index	Put	2425.00 USD	5/17/19	67	$162,475	$19,263
S&P 500 Index	Put	2450.00 USD	5/17/19	67	164,150	21,775
S&P 500 Index	Put	2475.00 USD	5/17/19	66	163,350	25,080
S&P 500 Index	Put	2550.00 USD	5/17/19	67	170,850	41,205
S&P 500 Index	Put	2475.00 USD	6/21/19	67	165,825	70,685
S&P 500 Index	Put	2500.00 USD	6/21/19	67	167,500	80,065
S&P 500 Index	Put	2550.00 USD	6/21/19	67	170,850	103,850
S&P 500 Index	Put	2575.00 USD	6/21/19	67	172,525	117,920

Total (Cost $1,164,519)						$479,843

At March 31, 2019, the Fund’s exchange traded options written were as follows:

Description	Put/ Call	Strike Price	Expiration Date	Contracts	Notional Amount(a)	Fair Value
S&P 500 Index	Call	2800.00 USD	4/5/19	61	$170,800	$(253,455)
S&P 500 Index	Call	2810.00 USD	4/12/19	61	171,410	(252,235)
S&P 500 Index	Call	2775.00 USD	4/18/19	59	163,725	(433,945)
S&P 500 Index	Call	2800.00 USD	4/18/19	59	165,200	(318,305)
S&P 500 Index	Call	2750.00 USD	5/17/19	59	162,250	(659,915)
S&P 500 Index	Call	2775.00 USD	5/17/19	59	163,725	(545,455)
S&P 500 Index	Call	2810.00 USD	5/17/19	59	165,790	(397,955)
S&P 500 Index	Call	2850.00 USD	5/17/19	59	168,150	(251,635)
S&P 500 Index	Call	2850.00 USD	6/21/19	59	168,150	(373,175)

Total (Premiums $2,944,505)						$(3,486,075)

(a)	Notional amount is expressed as the number of contracts multiplied by the strike price of the underlying asset.

See accompanying notes to the schedules of portfolio investments.

AZL International Index Fund

Schedule of Portfolio Investments

March 31, 2019 (Unaudited)

Shares		Fair Value
Common Stocks (98.0%):
Aerospace & Defense (1.4%):
379,843	BAE Systems plc	$2,392,508
272	Dassault Aviation SA	401,266
2,648	Elbit Systems, Ltd.	342,653
68,631	European Aeronautic Defence & Space Co. NV	9,099,609
46,044	Finmeccanica SpA	536,807
93,381	Meggitt plc	612,146
6,330	MTU Aero Engines AG	1,432,996
201,037	Rolls-Royce Holdings plc	2,374,092
39,373	Safran SA	5,401,783
180,000	Singapore Technologies Engineering, Ltd.	497,791
12,844	Thales SA	1,540,686

		24,632,337

Air Freight & Logistics (0.3%):
102,392	Bollore, Inc.	463,484
115,557	Deutsche Post AG	3,758,901
110,220	Royal Mail plc	342,219
11,800	SG Holdings Co., Ltd.	344,525
37,800	Yamato Holdings Co., Ltd.	978,169

		5,887,298

Airlines (0.1%):
13,400	All Nippon Airways Co., Ltd.	491,778
29,257	Deutsche Lufthansa AG, Registered Shares	641,968
19,944	easyJet plc	290,861
14,470	Japan Airlines Co., Ltd.	509,789
69,400	Singapore Airlines, Ltd.	495,744

		2,430,140

Auto Components (0.9%):
19,900	Aisin Sieki Co., Ltd.	713,911
72,600	Bridgestone Corp.	2,803,737
20,208	Compagnie Generale des Establissements Michelin SCA, Class B	2,395,094
12,897	Continental AG	1,941,168
51,900	Denso Corp.	2,028,459
8,952	Faurecia SA	378,316
12,000	Koito Manufacturing Co., Ltd.	683,084
74,000	Minth Group, Ltd.	233,280
19,700	NGK Spark Plug Co., Ltd.	367,162
14,129	Nokian Renkaat OYJ	473,304
49,051	Pirelli & C SpA	316,633
15,200	Stanley Electric Co., Ltd.	410,189
91,800	Sumitomo Electric Industries, Ltd.	1,222,088
19,400	Sumitomo Rubber Industries, Ltd.	233,363
7,200	Toyoda Gosei Co., Ltd.	153,127
17,600	Toyota Industries Corp.	885,173
29,175	Valeo SA	849,288
14,700	Yokohama Rubber Co., Ltd. (The)	274,151

		16,361,527

Automobiles (2.9%):
39,362	Bayerische Motoren Werke AG (BMW)	3,035,040
107,248	Daimler AG, Registered Shares	6,284,125
14,952	Ferrari NV	2,009,233
131,003	Fiat Chrysler Automobiles NV	1,958,577
71,700	Fuji Heavy Industries, Ltd.	1,639,221
191,400	Honda Motor Co., Ltd.	5,188,472
62,900	Isuzu Motors, Ltd.	829,962
70,600	Mazda Motor Corp.	791,911
79,200	Mitsubishi Motors Corp.	422,425
273,100	Nissan Motor Co., Ltd.	2,245,750
70,270	PSA Peugeot Citroen SA	1,717,603
22,188	Renault SA	1,469,528

Shares		Fair Value
Common Stocks, continued
Automobiles, continued
41,200	Suzuki Motor Corp.	$1,827,582
269,466	Toyota Motor Corp.	15,808,505
3,584	Volkswagen AG	583,232
33,300	Yamaha Motor Co., Ltd.	655,907

		46,467,073

Banks (10.0%):
50,044	ABN AMRO Group NV	1,129,738
107,633	AIB Group plc	483,473
13,500	Aozora Bank, Ltd.	334,380
337,580	Australia & New Zealand Banking Group, Ltd.	6,268,183
779,710	Banco Bilbao Vizcaya Argentaria SA	4,458,202
669,078	Banco de Sabadell SA	666,931
1,918,362	Banco Santander SA	8,926,278
131,342	Bank Hapoalim BM	873,323
174,100	Bank Leumi Le-Israel Corp.	1,142,169
153,800	Bank of East Asia, Ltd. (The)	499,595
118,291	Bank of Ireland Group plc	704,809
6,800	Bank of Kyoto, Ltd. (The)	285,353
51,449	Bank of Queensland, Ltd.	333,498
130,747	Bankia SA	339,087
80,402	Bankinter SA	612,468
2,030,790	Barclays plc	4,102,431
60,506	Bendigo & Adelaide Bank, Ltd.	415,377
132,080	BNP Paribas SA	6,329,441
440,000	BOC Hong Kong Holdings, Ltd.	1,821,545
71,600	Chiba Bank, Ltd. (The)	389,945
38,803	Chuo Mitsui Trust Holdings, Inc.	1,396,674
119,680	Commerzbank AG	926,176
208,880	Commonwealth Bank of Australia	10,516,238
134,200	Concordia Financial Group, Ltd.	517,989
136,385	Credit Agricole SA	1,652,168
433,061	Criteria Caixacorp SA	1,353,501
84,139	Danske Bank A/S	1,478,002
213,500	DBS Group Holdings, Ltd.	3,979,528
114,301	DnB NOR ASA	2,106,423
36,152	Erste Group Bank AG	1,328,609
17,200	Fukuoka Financial Group, Inc.	382,728
90,900	Hang Seng Bank, Ltd.	2,242,885
2,362,466	HSBC Holdings plc	19,236,554
457,253	ING Groep NV	5,541,799
1,755,935	Intesa Sanpaolo SpA	4,278,614
45,700	Japan Post Bank Co., Ltd.	499,746
29,382	KBC Group NV	2,054,425
8,367,086	Lloyds Banking Group plc	6,785,931
101,160	Mebuki Financial Group, Inc.	259,333
70,527	Mediobanca SpA	733,080
1,384,100	Mitsubishi UFJ Financial Group, Inc.	6,870,867
15,515	Mizrahi Tefahot Bank, Ltd.	320,038
2,868,339	Mizuho Financial Group, Inc.	4,446,369
319,908	National Australia Bank, Ltd.	5,758,623
361,068	Nordea Bank AB	2,749,510
382,899	Oversea-Chinese Banking Corp., Ltd.	3,128,439
17,372	Raiffeisen International Bank-Holding AG	390,259
248,687	Resona Holdings, Inc.	1,079,812
563,768	Royal Bank of Scotland Group plc	1,818,256
57,800	Seven Bank, Ltd.	171,024
20,000	Shinsei Bank, Ltd.	284,503
51,800	Shizuoka Bank, Ltd. (The)	395,191
191,839	Skandinaviska Enskilda Banken AB, Class A	1,661,791
91,080	Societe Generale	2,640,099
333,392	Standard Chartered plc	2,576,762

See accompanying notes to the schedules of portfolio investments.

AZL International Index Fund

Schedule of Portfolio Investments

March 31, 2019 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Banks, continued
155,769	Sumitomo Mitsui Financial Group, Inc.	$5,451,859
178,639	Svenska Handelsbanken AB, Class A	1,886,161
107,682	Swedbank AB, Class A	1,522,117
236,285	Unicredit SpA	3,031,085
162,773	United Overseas Bank, Ltd.	3,025,937
404,604	Westpac Banking Corp.	7,439,163
21,000	Yamaguchi Financial Group, Inc.	178,464

		164,212,958

Beverages (2.5%):
89,693	Anheuser-Busch InBev NV	7,526,953
42,600	Asahi Breweries, Ltd.	1,902,950
12,771	Carlsberg A/S, Class B	1,596,063
60,261	Coca-Cola Amatil, Ltd.	370,343
14,800	Coca-Cola Bottlers Japan Holdings, Inc.	376,236
25,853	Coca-Cola European Partners plc	1,331,588
24,775	Coca-Cola HBC AG	844,231
66,376	Davide Campari - Milano SpA	652,215
286,597	Diageo plc	11,720,143
13,638	Heineken Holding NV, Class A	1,367,469
30,820	Heineken NV	3,255,438
97,400	Kirin Holdings Co., Ltd.	2,332,196
24,945	Pernod Ricard SA	4,479,789
2,726	Remy Cointreau SA	363,710
17,300	Suntory Beverage & Food, Ltd.	812,858
86,769	Treasury Wine Estates, Ltd.	923,290

		39,855,472

Biotechnology (0.8%):
3,935	BeiGene, Ltd., ADR*	519,420
53,267	CSL, Ltd.	7,398,351
7,312	Genmab A/S*	1,269,274
35,621	Grifols SA	997,697

		10,184,742

Building Products (0.8%):
21,000	Asahi Glass Co., Ltd.	738,000
118,077	Assa Abloy AB, Class B	2,546,341
57,238	Compagnie de Saint-Gobain SA	2,076,082
29,600	Daikin Industries, Ltd.	3,477,898
4,404	Geberit AG, Registered Shares	1,802,293
18,471	Kingspan Group plc	855,511
33,800	Lixil Group Corp.	451,920
17,300	TOTO, Ltd.	735,835

		12,683,880

Capital Markets (2.4%):
114,268	3i Group plc	1,466,442
6,908	Amundi SA	435,799
22,992	ASX, Ltd.	1,143,421
300,472	Credit Suisse Group AG	3,508,505
190,300	Daiwa Securities Group, Inc.	929,366
232,275	Deutsche Bank AG, Registered Shares	1,891,289
22,592	Deutsche Boerse AG	2,896,251
34,899	Hargreaves Lansdown plc	849,386
140,793	Hong Kong Exchanges & Clearing, Ltd.	4,906,698
81,868	Investec plc	473,122
61,400	Japan Exchange Group, Inc.	1,093,066
27,246	Julius Baer Group, Ltd.	1,102,907
37,258	London Stock Exchange Group plc	2,306,323
38,375	Macquarie Group, Ltd.	3,526,162
114,848	Natixis	614,894
411,600	Nomura Holdings, Inc.	1,476,484
2,033	Partners Group Holding AG	1,480,225

Shares		Fair Value
Common Stocks, continued
Capital Markets, continued
28,290	SBI Holdings, Inc.	$633,622
14,781	Schroders plc	520,283
94,500	Singapore Exchange, Ltd.	510,706
62,953	St. James Place plc	845,577
453,442	UBS Group AG	5,505,977

		38,116,505

Chemicals (3.3%):
50,806	Air Liquide SA	6,468,141
16,500	Air Water, Inc.	239,928
26,363	Akzo Nobel NV	2,338,066
8,525	Arkema SA	813,931
146,300	Asahi Kasei Corp.	1,516,756
108,142	BASF SE	7,941,075
11,468	Christian Hansen Holding A/S	1,165,545
24,423	Clariant AG	514,228
22,122	Covestro AG	1,216,812
15,955	Croda International plc	1,049,987
30,000	Daicel Chemical Industries, Ltd.	326,518
1,002	EMS-Chemie Holding AG	544,215
19,549	Evonik Industries AG	532,190
8,204	Fuchs Petrolub AG	337,618
1,091	Givaudan SA, Registered Shares	2,798,937
11,300	Hitachi Chemical Co., Ltd.	251,361
203,908	Incitec Pivot, Ltd.	453,218
75,847	Israel Chemicals, Ltd.	397,356
22,625	Johnson Matthey plc	926,591
20,800	JSR Corp.	323,584
6,000	Kaneka Corp.	225,695
21,700	Kansai Paint Co., Ltd.	414,522
21,330	Koninklijke DSM NV	2,328,032
39,200	Kuraray Co., Ltd.	499,794
10,380	Lanxess AG	553,549
157,000	Mitsubishi Chemical Holdings Corp.	1,108,842
17,500	Mitsubishi Gas Chemical Co., Inc.	250,539
22,900	Mitsui Chemicals, Inc.	554,518
17,100	Nippon Paint Holdings Co., Ltd.	673,816
13,800	Nissan Chemical Industries, Ltd.	633,646
19,900	Nitto Denko Corp.	1,049,316
25,938	Novozymes A/S, Class B	1,193,352
45,774	Orica, Ltd.	574,835
43,000	Shin-Etsu Chemical Co., Ltd.	3,617,627
16,500	Showa Denko K.K.	583,950
15,173	Sika AG	2,122,534
8,720	Solvay SA	944,332
171,600	Sumitomo Chemical Co., Ltd.	801,198
14,105	Symrise AG	1,270,110
12,700	Taiyo Nippon Sanso Corp.	193,861
20,600	Teijin, Ltd.	340,577
167,200	Toray Industries, Inc.	1,071,020
28,300	Tosoh Corp.	441,527
25,304	Umicore SA	1,128,550
21,014	Yara International ASA	860,708

		53,592,507

Commercial Services & Supplies (0.4%):
30,059	Babcock International Group plc	193,840
189,475	Brambles, Ltd.	1,586,523
29,800	Dai Nippon Printing Co., Ltd.	714,169
27,464	Edenred	1,250,661
189,889	G4S plc	455,129
20,973	ISS A/S	638,489
13,800	Park24 Co., Ltd.	300,081
25,000	SECOM Co., Ltd.	2,144,914
37,221	Securitas AB, Class B	600,958
2,917	Societe BIC SA	260,178
7,800	Sohgo Security Services Co., Ltd.	340,443
30,500	Toppan Printing Co., Ltd.	461,382

		8,946,767

See accompanying notes to the schedules of portfolio investments.

AZL International Index Fund

Schedule of Portfolio Investments

March 31, 2019 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Communications Equipment (0.5%):
657,149	Nokia OYJ	$3,737,961
365,504	Telefonaktiebolaget LM Ericsson, Class B	3,354,084

		7,092,045

Construction & Engineering (0.9%):
30,357	ACS Actividades de Construccion y Servicios SA	1,334,334
25,036	Bouygues SA	895,014
11,842	Cimic Group, Ltd.	406,424
9,614	Eiffage SA	924,214
59,237	Ferrovial SA	1,387,971
2,435	Hochtief AG	352,384
23,600	JGC Corp.	315,176
50,500	Kajima Corp.	746,726
74,200	Obayashi Corp.	749,081
67,700	Shimizu Corp.	590,176
40,197	Skanska AB, Class B	731,017
25,400	TAISEI Corp.	1,181,967
59,550	Vinci SA	5,795,845

		15,410,329

Construction Materials (0.5%):
132,135	Boral, Ltd.	432,213
97,372	CRH plc	3,019,500
96,309	Fletcher Building, Ltd.	324,514
17,913	HeidelbergCement AG	1,287,577
4,174	Imerys SA	208,655
53,069	James Hardie Industries SE	684,558
57,776	LafargeHolcim, Ltd., Registered Shares	2,859,450
14,000	Taiheiyo Cement Corp.	467,594

		9,284,061

Consumer Finance (0.0%†):
53,700	ACOM Co., Ltd.	191,944
13,000	Aeon Credit Service Co., Ltd.	264,896
21,100	Credit Saison Co., Ltd.	278,825

		735,665

Containers & Packaging (0.1%):
137,710	Amcor, Ltd.	1,506,176
27,630	Smurfit Kappa Group plc	771,560
18,400	Toyo Seikan Kaisha, Ltd.	378,625

		2,656,361

Distributors (0.0%†):
10,588	Jardine Cycle & Carriage, Ltd.	254,411

Diversified Consumer Services (0.0%†):
9,400	Benesse Holdings, Inc.	244,756

Diversified Financial Services (0.8%):
339,548	AMP, Ltd.	508,663
5,200	Century Tokyo Leasing Corp.	227,076
69,162	Challenger, Ltd.	408,690
5,337	Eurazeo Se	401,672
12,905	EXOR NV	838,206
10,102	Groupe Bruxelles Lambert SA	982,518
18,686	Industrivarden AB, Class C	391,711
54,160	Investor AB, Class B	2,441,052
28,149	Kinnevik AB	729,419
8,173	L E Lundbergforetagen AB	258,636
52,300	Mitsubishi UFJ Lease & Finance Co., Ltd.	266,937
157,500	ORIX Corp.	2,267,587
4,243	Pargesa Holding SA	332,770
299,327	Standard Life Aberdeen plc	1,029,422

Shares		Fair Value
Common Stocks, continued
Diversified Financial Services, continued
3,280	Wendel	$413,867

		11,498,226

Diversified Telecommunication Services (2.3%):
17,673	Belgacom SA	510,042
272,655	Bezeq Israeli Telecommunication Corp., Ltd. (The)	196,134
999,479	BT Group plc	2,906,311
391,775	Deutsche Telekom AG, Registered Shares	6,501,804
17,594	Elisa OYJ	793,962
238,129	France Telecom SA	3,876,046
429,525	HKT Trust & HKT, Ltd.	690,556
3,341	Iliad SA	336,136
409,316	Koninklijke KPN NV	1,298,345
75,152	Nippon Telegraph & Telephone Corp.	3,194,942
471,000	PCCW, Ltd.	292,812
957,000	Singapore Telecommunications, Ltd.	2,135,832
3,090	Swisscom AG, Registered Shares	1,512,264
218,334	Telecom Corp. of New Zealand, Ltd.	565,227
724,011	Telecom Italia SpA	412,307
1,273,159	Telecom Italia SpA*	791,919
84,244	Telefonica Deutschland Holding AG	264,506
555,637	Telefonica SA	4,657,924
87,579	Telenor ASA	1,754,647
327,218	Telia Co AB	1,478,601
489,114	Telstra Corp., Ltd.	1,155,372
45,014	TPG Telecom, Ltd.	222,829
14,595	United Internet AG, Registered Shares	532,686

		36,081,204

Electric Utilities (2.0%):
193,004	AusNet Services	243,652
69,300	Chubu Electric Power Co., Inc.	1,082,354
32,100	Chugoku Electric Power Co., Inc. (The)	400,647
78,570	CK Infrastructure Holdings, Ltd.	645,032
200,000	CLP Holdings, Ltd.	2,320,740
297,895	EDP - Energias de Portugal SA	1,171,688
69,262	Electricite de France	947,749
37,384	Endesa SA	953,735
960,093	Enel SpA	6,144,372
52,390	Fortum OYJ	1,071,647
283,500	HK Electric Investments, Ltd.	289,833
163,000	Hongkong Electric Holdings, Ltd.	1,130,616
739,624	Iberdrola SA	6,494,918
83,500	Kansai Electric Power Co., Inc. (The)	1,232,216
44,400	Kyushu Electric Power Co., Inc.	524,627
22,315	Orsted A/S	1,692,154
52,696	Red Electrica Corporacion SA	1,123,165
118,667	Scottish & Southern Energy plc	1,838,398
161,754	Terna SpA	1,025,926
47,400	Tohoku Electric Power Co., Inc.	605,219
172,000	Tokyo Electric Power Co., Inc. (The)*	1,087,946
8,213	Verbund AG, Class A	393,858

		32,420,492

Electrical Equipment (1.3%):
218,885	ABB, Ltd.	4,118,956
13,400	Fuji Electric Holdings Co., Ltd.	382,182
30,906	Legrand SA	2,071,580
554,960	Melrose Industries plc	1,325,925
217,400	Mitsubishi Electric Corp.	2,805,718
26,700	Nidec Corp.	3,408,969
11,355	OSRAM Licht AG	390,596
27,397	Prysmian SpA	518,560

See accompanying notes to the schedules of portfolio investments.

AZL International Index Fund

Schedule of Portfolio Investments

March 31, 2019 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Electrical Equipment, continued
65,399	Schneider Electric SA	$5,142,563
28,762	Siemens Gamesa Renewable Energy	458,321
22,990	Vestas Wind Systems A/S	1,936,637

		22,560,007

Electronic Equipment, Instruments & Components (1.5%):
23,100	ALPS Electric Co., Ltd.	484,308
17,500	Hamamatsu Photonics KK	679,641
31,183	Hexagon AB, Class B	1,628,954
3,914	Hirose Electric Co., Ltd.	413,113
7,800	Hitachi High-Technologies Corp.	320,706
115,020	Hitachi, Ltd.	3,737,705
6,865	Ingenico Group	491,221
11,340	Keyence Corp.	7,086,106
38,200	Kyocera Corp.	2,250,484
63,000	Murata Manufacturing Co., Ltd.	3,150,559
9,000	Nippon Electric Glass Co., Ltd.	239,692
23,100	Omron Corp.	1,086,898
27,200	Shimadzu Corp.	790,333
15,300	TDK Corp.	1,203,443
33,500	Venture Corp., Ltd.	445,684
28,000	Yaskawa Electric Corp.	885,453
26,600	Yokogawa Electric Corp.	553,120

		25,447,420

Energy Equipment & Services (0.0%†):
79,478	John Wood Group plc	525,612
57,915	Tenaris SA	816,414
38,726	WorleyParsons, Ltd.	390,364

		1,732,390

Entertainment (0.7%):
14,900	DeNA Co., Ltd.	224,645
10,400	Konami Corp.	452,279
50,000	Nexon Co., Ltd.*	785,875
13,500	Nintendo Co., Ltd.	3,866,676
12,800	Toho Co., Ltd.	514,482
9,595	UbiSoft Entertainment SA*	856,105
123,305	Vivendi Universal SA	3,574,178

		10,274,240

Equity Real Estate Investment Trusts (1.7%):
297,482	Ascendas Real Estate Investment Trust	639,609
112,428	British Land Co. plc	862,699
277,018	CapitaLand Commercial Trust	397,185
288,500	CapitaMall Trust	507,120
180	Daiwahouse Residential Investment Corp.	399,646
123,857	Dexus Property Group	1,119,814
5,451	Fonciere des Regions SA	578,783
5,326	Gecina SA	788,230
222,060	GPT Group	978,232
91,652	Hammerson plc	401,450
4,198	ICADE	355,161
90	Japan Prime Realty Investment Corp.	370,798
152	Japan Real Estate Investment Corp.	896,214
311	Japan Retail Fund Investment Corp.	625,322
24,464	Klepierre	856,756
90,248	Land Securities Group plc	1,074,823
249,500	Link REIT (The)	2,917,636
194,113	Macquarie Goodman Group	1,838,394
426,093	Mirvac Group	830,127
164	Nippon Building Fund, Inc.	1,110,518
208	Nippon Prologis REIT, Inc.	442,797

Shares		Fair Value
Common Stocks, continued
Equity Real Estate Investment Trusts, continued
437	Nomura Real Estate Master Fund, Inc.	$644,159
618,690	Scentre Group	1,809,373
127,104	SERGO plc	1,114,980
298,358	Stockland Trust Group	816,377
261,300	Suntec REIT	376,449
16,443	Unibail-Rodamco-Westfield	2,695,193
367	United Urban Investment Corp.	579,726
384,976	Vicinity Centres	710,093

		26,737,664

Food & Staples Retailing (1.5%):
72,600	Aeon Co., Ltd.	1,521,123
69,391	Carrefour SA	1,297,811
6,499	Casino Guichard-Perrachon SA	282,206
138,031	Coles Group, Ltd.*	1,161,531
6,698	Colruyt SA	495,231
41,500	Dairy Farm International Holdings, Ltd.	348,249
30,400	FamilyMart Co., Ltd.	775,202
8,638	ICA Gruppen AB	346,519
201,493	J Sainsbury plc	619,195
29,931	Jeronimo Martins SGPS SA	441,642
138,566	Koninklijke Ahold Delhaize NV	3,688,994
6,600	LAWSON, Inc.	366,147
22,671	METRO AG	375,841
87,800	Seven & I Holdings Co., Ltd.	3,313,772
8,500	Sundrug Co., Ltd.	234,851
1,157,388	Tesco plc	3,500,554
4,200	Tsuruha Holdings, Inc.	342,524
5,700	Welcia Holdings Co., Ltd.	193,657
134,637	Wesfarmers, Ltd.	3,315,533
272,382	William Morrison Supermarkets plc	807,583
156,648	Woolworths, Ltd.	3,387,765

		26,815,930

Food Products (3.5%):
89,706	A2 Milk Co., Ltd.*	875,726
50,700	Ajinomoto Co., Inc.	811,380
42,480	Associated British Foods plc	1,351,194
270	Barry Callebaut AG, Registered Shares	487,903
8,800	Calbee, Inc.	237,360
12	Chocoladefabriken Lindt & Spruengli AG, Registered Shares	939,340
72,262	Danone SA	5,573,122
731,782	Golden Agri-Resources, Ltd.	151,854
19,301	Kerry Group plc, Class A	2,154,784
16,800	Kikkoman Corp.	825,488
129	Lindt & Spruengli AG	877,616
49,724	Marine Harvest	1,111,307
14,852	Meiji Holdings Co., Ltd.	1,206,819
361,569	Nestle SA, Registered Shares	34,515,721
11,500	Nippon Meat Packers, Inc.	414,189
23,345	Nisshin Seifun Group, Inc.	536,258
6,600	Nissin Foods Holdings Co., Ltd.	454,604
98,786	Orkla ASA, Class A	758,598
9,500	Toyo Suisan Kaisha, Ltd.	362,290
1,030,888	WH Group, Ltd.	1,102,922
218,900	Wilmar International, Ltd.	535,732
14,400	Yakult Honsha Co., Ltd.	1,010,199
13,600	Yamazaki Baking Co., Ltd.	221,022

		56,515,428

Gas Utilities (0.6%):
138,653	APA Group	985,209
41,856	Gas Natural SDG SA	1,170,857
1,081,525	Hong Kong & China Gas Co., Ltd.	2,592,918

See accompanying notes to the schedules of portfolio investments.

AZL International Index Fund

Schedule of Portfolio Investments

March 31, 2019 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Gas Utilities, continued
46,000	Osaka Gas Co., Ltd.	$909,250
8,300	Toho Gas Co., Ltd.	372,925
44,900	Tokyo Gas Co., Ltd.	1,215,045

		7,246,204

Health Care Equipment & Supplies (1.6%):
11,800	Asahi Intecc Co., Ltd.	555,616
4,463	bioMerieux	369,807
7,060	Cochlear, Ltd.	871,837
13,695	Coloplast A/S, Class B	1,503,197
158,619	Convatec Group plc	292,603
34,208	EssilorLuxottica SA	3,737,904
65,199	Fisher & Paykel Healthcare Corp., Ltd.	698,303
45,600	HOYA Corp.	3,017,889
108,819	Koninklijke Philips Electronics NV	4,438,714
137,600	Olympus Co., Ltd.	1,496,505
4,362	Sartorius AG	748,047
17,297	Siemens Healthineers AG	720,833
103,987	Smith & Nephew plc	2,062,498
6,503	Sonova Holding AG, Registered Shares	1,287,482
1,227	Straumann Holding AG, Registered Shares	1,003,559
19,200	Sysmex Corp.	1,164,939
71,600	Terumo Corp.	2,191,569
12,129	William Demant Holding A/S*	359,229

		26,520,531

Health Care Providers & Services (0.5%):
21,700	Alfresa Holdings Corp.	618,476
26,243	Fresenius Medical Care AG & Co., KGaA	2,110,635
49,195	Fresenius SE & Co. KGaA	2,739,918
20,100	Medipal Holdings Corp.	478,137
12,751	NMC Health plc	379,733
17,336	Ramsay Health Care, Ltd.	792,634
44,167	Ryman Healthcare, Ltd.	368,475
47,400	Sonic Healthcare, Ltd.	827,603
8,570	Suzuken Co., Ltd.	496,762

		8,812,373

Health Care Technology (0.1%):
49,800	M3, Inc.	838,506

Hotels, Restaurants & Leisure (1.2%):
22,604	Accor SA	915,978
65,515	Aristocrat Leisure, Ltd.	1,144,974
20,456	Carnival plc	1,004,033
189,180	Compass Group plc	4,446,050
42,677	Crown, Ltd.	349,435
6,311	Domino’s Pizza Enterprises, Ltd.	194,709
6,425	Flight Centre, Ltd.	192,343
288,000	Galaxy Entertainment Group, Ltd.	1,960,644
755,757	Genting Singapore, Ltd.	581,256
62,988	GVC Holdings plc	458,968
20,461	Intercontinental Hotels Group plc	1,233,369
7,229	McDonald’s Holdings Co., Ltd.	334,677
30,267	Melco Resorts & Entertainment, Ltd., ADR	683,732
82,237	Merlin Entertainments plc	367,918
90,673	MGM China Holdings, Ltd.	190,183
23,700	Oriental Land Co., Ltd.	2,695,268
9,305	Paddy Power plc	717,651
294,332	Sands China, Ltd.	1,478,948
169,333	Shangri-La Asia, Ltd.	240,723
220,987	SJM Holdings, Ltd.	252,200
10,548	Sodexo SA	1,161,630
226,584	Tabcorp Holdings, Ltd.	744,279

Shares		Fair Value
Common Stocks, continued
Hotels, Restaurants & Leisure, continued
50,001	TUI AG	$480,654
21,731	Whitbread plc	1,440,113
191,600	Wynn Macau, Ltd.	453,050

		23,722,785

Household Durables (1.1%):
126,196	Barratt Developments plc	986,891
14,288	Berkeley Group Holdings plc (The)	686,854
24,800	Casio Computer Co., Ltd.	324,470
27,559	Electrolux AB, Series B, Class B	707,069
49,568	Husqvarna AB, Class B	405,145
16,200	Iida Group Holdings Co., Ltd.	294,210
36,700	Nikon Corp.	518,896
259,900	Panasonic Corp.	2,249,357
37,977	Persimmon plc	1,075,993
3,700	Rinnai Corp.	262,290
2,674	SEB SA	450,127
42,100	Sekisui Chemical Co., Ltd.	677,869
71,500	Sekisui House, Ltd.	1,185,122
25,700	Sharp Corp.	284,638
149,100	Sony Corp.	6,276,669
390,409	Taylor Wimpey plc	894,199
160,000	Techtronic Industries Co., Ltd.	1,078,678

		18,358,477

Household Products (0.8%):
70,997	Essity AB, Class B	2,049,708
12,252	Henkel AG & Co. KGaA	1,164,117
25,400	Lion Corp.	535,345
13,900	Pigeon Corp.	570,153
78,950	Reckitt Benckiser Group plc	6,577,467
47,100	Unicharm Corp.	1,561,392

		12,458,182

Independent Power and Renewable Electricity Producers (0.0%†):
16,500	Electric Power Development Co., Ltd.	402,364
138,203	Meridian Energy, Ltd.	394,215
23,752	Uniper SE	716,523

		1,513,102

Industrial Conglomerates (1.5%):
320,744	CK Hutchison Holdings, Ltd.	3,368,639
11,849	DCC plc	1,027,526
26,100	Jardine Matheson Holdings, Ltd.	1,629,221
25,400	Jardine Strategic Holdings, Ltd.	952,553
10,900	Keihan Electric Railway Co., Ltd.	458,968
171,300	Keppel Corp., Ltd.	789,723
168,834	NWS Holdings, Ltd.	369,060
24,400	Seibu Holdings, Inc.	427,630
137,200	SembCorp Industries, Ltd.	259,571
90,401	Siemens AG, Registered Shares	9,727,629
45,447	Smiths Group plc	850,292
76,700	Toshiba Corp.	2,444,903

		22,305,715

Insurance (5.4%):
23,585	Admiral Group plc	667,849
206,038	AEGON NV	991,827
21,897	Ageas NV	1,056,262
1,423,600	AIA Group, Ltd.	14,170,971
50,105	Allianz SE, Registered Shares+	11,142,858
139,074	Assicurazioni Generali SpA	2,574,706
463,909	Aviva plc	2,499,389
229,940	AXA SA	5,793,418
5,631	Baloise Holding AG, Registered Shares	931,478
20,161	CNP Assurances SA	443,910
128,200	Dai-ichi Life Insurance Co., Ltd.	1,786,726

See accompanying notes to the schedules of portfolio investments.

AZL International Index Fund

Schedule of Portfolio Investments

March 31, 2019 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Insurance, continued
165,692	Direct Line Insurance Group plc	$762,019
22,933	Gjensidige Forsikring ASA	396,381
6,865	Hannover Rueck SE	985,538
266,678	Insurance Australia Group, Ltd.	1,458,900
187,300	Japan Post Holdings Co., Ltd.	2,193,377
701,963	Legal & General Group plc	2,518,521
124,272	MAPFRE SA	342,474
334,223	Medibank Private, Ltd.	656,187
55,011	MS&AD Insurance Group Holdings, Inc.	1,677,140
17,781	Muenchener Rueckversicherungs-Gesellschaft AG	4,207,991
38,525	NKSJ Holdings, Inc.	1,423,657
36,738	NN Group NV	1,527,715
64,066	Poste Italiane SpA	623,432
305,370	Prudential plc	6,119,492
152,929	QBE Insurance Group, Ltd.	1,334,639
122,220	RSA Insurance Group plc	808,840
52,736	Sampo OYJ, Class A	2,391,408
19,327	SCOR SA	823,322
19,400	Sony Financial Holdings, Inc.	365,675
155,949	Suncorp-Metway, Ltd.	1,524,374
4,021	Swiss Life Holding AG, Registered Shares	1,772,969
36,237	Swiss Re AG	3,543,223
68,236	T&D Holdings, Inc.	719,512
75,800	Tokio Marine Holdings, Inc.	3,676,267
15,770	Tryg A/S	432,906
17,753	Zurich Insurance Group AG	5,883,412

		90,228,765

Interactive Media & Services (0.1%):
105,207	Auto Trader Group plc	714,981
16,000	Kakaku.com, Inc.	308,298
8,800	Line Corp.*	309,512
6,156	REA Group, Ltd.	327,737
321,400	Yahoo! Japan Corp.	788,409

		2,448,937

Internet & Direct Marketing Retail (0.2%):
11,279	Delivery Hero AG*	407,497
100,700	Rakuten, Inc.	956,518
24,800	Start Today Co., Ltd.	470,787
13,258	Zalando SE*	516,822

		2,351,624

IT Services (1.0%):
1,235	Adyen NV*	968,605
52,341	Amadeus IT Holding SA	4,194,283
11,527	Atos Origin SA	1,115,720
18,843	Capgemini SA	2,291,416
54,245	Computershare, Ltd.	658,962
23,300	Fujitsu, Ltd.	1,687,632
13,846	Nomura Research Institute, Ltd.	631,435
77,000	NTT Data Corp.	850,886
7,600	OBIC Co., Ltd.	769,422
12,400	Otsuka Corp.	464,984
13,958	Wirecard AG	1,749,628
5,248	Wix.com, Ltd.*	634,116

		16,017,089

Leisure Products (0.2%):
24,200	Namco Bandai Holdings, Inc.	1,136,059
6,300	Sankyo Co., Ltd.	240,593
18,400	Sega Sammy Holdings, Inc.	217,647
8,500	Shimano, Inc.	1,386,217
15,200	Yamaha Corp.	762,418

		3,742,934

Shares		Fair Value
Common Stocks, continued
Life Sciences Tools & Services (0.4%):
1,385	Eurofins Scientific SE	$573,773
8,786	Lonza Group AG, Registered Shares	2,729,941
26,582	Qiagen NV*	1,078,149
3,335	Sartorius Stedim Biotech	422,541

		4,804,404

Machinery (2.5%):
33,786	Alfa Laval AB	776,228
18,116	Alstom SA	786,008
40,500	Amada Holdings Co., Ltd.	401,414
7,942	Andritz AG	340,948
78,786	Atlas Copco AB, Class A	2,118,226
45,586	Atlas Copco AB, Class B	1,129,562
120,476	CNH Industrial NV	1,228,434
11,300	Daifuku Co., Ltd.	591,357
81,749	Epiroc AB, Class A	826,226
49,083	Epiroc AB, Class B	470,258
23,000	FANUC Corp.	3,937,215
18,423	GEA Group AG	482,500
29,600	Hino Motors, Ltd.	250,064
12,300	Hitachi Construction Machinery Co., Ltd.	328,042
7,000	Hoshizaki Electric Co., Ltd.	434,818
18,100	IHI Corp.	436,393
23,100	JTEKT Corp.	285,459
17,100	Kawasaki Heavy Industries, Ltd.	422,724
8,541	Kion Group AG	446,472
109,000	Komatsu, Ltd.	2,549,558
40,298	Kone OYJ, Class B	2,034,103
117,400	Kubota Corp.	1,704,153
10,400	Kurita Water Industries, Ltd.	265,990
26,100	Makita Corp.	910,816
13,068	Metso Corp. OYJ	450,084
46,800	Minebea Co., Ltd.	707,361
35,000	Misumi Group, Inc.	875,022
36,600	Mitsubishi Heavy Industries, Ltd.	1,522,577
12,100	Nabtesco Corp.	355,009
30,200	NGK Insulators, Ltd.	440,058
42,400	NSK, Ltd.	398,604
132,513	Sandvik AB	2,154,142
4,746	Schindler Holding AG	985,121
2,413	Schindler Holding AG, Registered Shares	499,914
46,385	SKF AB, Class B	771,107
6,700	SMC Corp.	2,529,465
13,500	Sumitomo Heavy Industries, Ltd.	439,292
15,100	THK Co., Ltd.	375,161
184,797	Volvo AB, Class B	2,857,296
53,665	Wartsila Corp. OYJ, Class B	866,631
27,770	Weir Group plc (The)	566,057
248,550	Yangzijiang Shipbuilding Holdings, Ltd.	276,226

		40,226,095

Marine (0.2%):
445	A.P. Moeller - Maersk A/S, Class A	538,681
782	A.P. Moeller - Maersk A/S, Class B	993,197
6,505	Kuehne & Nagel International AG, Registered Shares	893,515
13,700	Mitsui O.S.K. Lines, Ltd.	295,992
17,000	Nippon Yusen Kabushiki Kaisha	250,084

		2,971,469

Media (0.6%):
6,418	Axel Springer AG	331,192
12,400	Cyberagent, Inc.	507,234
25,877	Dentsu, Inc.	1,096,625
19,566	Eutelsat Communications SA	342,975

See accompanying notes to the schedules of portfolio investments.

AZL International Index Fund

Schedule of Portfolio Investments

March 31, 2019 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Media, continued
25,000	Hakuhodo DY Holdings, Inc.	$402,579
144,581	Informa plc	1,401,680
431,852	ITV plc	715,239
8,903	JCDecaux SA	271,409
91,786	Pearson plc	1,000,012
29,053	ProSiebenSat.1 Media AG	414,009
24,874	Publicis Groupe SA	1,334,161
4,397	RTL Group	240,200
11,099	Schibsted ASA, Class B	397,844
44,292	SES Global, Class A	689,404
126,768	Singapore Press Holdings, Ltd.	226,110
6,267	Telenet Group Holding NV	301,541
152,029	WPP plc	1,610,660

		11,282,874

Metals & Mining (3.0%):
293,204	Alumina, Ltd.	507,178
125,578	Anglo American plc	3,371,062
44,246	Antofagasta plc	559,670
78,982	ArcelorMittal	1,603,674
347,248	BHP Billiton, Ltd.	9,486,394
247,666	BHP Group plc	5,982,510
61,180	BlueScope Steel, Ltd.	607,944
33,664	Boliden AB	956,094
187,428	Fortescue Metals Group, Ltd.	948,202
28,344	Fresnillo plc	321,801
1,318,500	Glencore International plc	5,482,718
23,000	Hitachi Metals, Ltd.	268,090
59,300	JFE Holdings, Inc.	1,008,563
36,000	Kobe Steel, Ltd.	271,254
7,500	Maruichi Steel Tube, Ltd.	218,894
12,800	Mitsubishi Materials Corp.	338,718
90,433	Newcrest Mining, Ltd.	1,633,678
92,548	Nippon Steel Corp.	1,637,511
162,267	Norsk Hydro ASA	660,118
135,944	Rio Tinto plc	7,907,886
43,857	Rio Tinto, Ltd.	3,058,506
599,520	South32, Ltd.	1,590,810
28,500	Sumitomo Metal & Mining Co., Ltd.	848,574
53,870	ThyssenKrupp AG	739,955
14,170	Voestalpine AG	432,263

		50,442,067

Multiline Retail (0.3%):
13,700	Don Quijote Co., Ltd.	908,420
80,935	Harvey Norman Holdings, Ltd.	231,233
37,900	Isetan Mitsukoshi Holdings, Ltd.	383,515
27,000	J. Front Retailing Co., Ltd.	322,155
186,344	Marks & Spencer Group plc	677,362
23,900	MARUI Group Co., Ltd.	483,553
17,038	Next plc	1,240,528
2,900	Ryohin Keikaku Co., Ltd.	737,479
17,500	Takashimaya Co., Ltd.	233,463

		5,217,708

Multi-Utilities (1.0%):
74,668	AGL Energy, Ltd.	1,154,363
681,724	Centrica plc	1,014,392
260,692	E.ON AG	2,898,793
217,240	Engie Group	3,240,377
16,217	Innogy SE	693,947
397,624	National Grid plc	4,420,700
61,082	RWE AG	1,636,485
44,330	Suez Environnement Co.	587,340
63,890	Veolia Environnement SA	1,428,834

		17,075,231

Shares		Fair Value
Common Stocks, continued
Oil, Gas & Consumable Fuels (5.9%):
13,248	AKER BP ASA	$472,344
2,362,673	BP plc	17,244,141
29,171	Caltex Australia, Ltd.	543,547
22,895	Enagas SA	666,366
300,296	ENI SpA	5,304,214
60,935	Galp Energia SGPS SA	975,463
24,587	Idemitsu Kosan Co., Ltd.	821,397
116,900	INPEX Corp.	1,109,831
381,820	JX Holdings, Inc.	1,738,608
8,360	Koninklijke Vopak NV	400,412
22,716	Lundin Petroleum AB	768,940
14,982	Neste Oil OYJ	1,595,998
160,365	Oil Search, Ltd.	890,487
17,133	OMV AG	929,169
214,003	Origin Energy, Ltd.	1,099,344
162,475	Repsol SA	2,780,261
531,374	Royal Dutch Shell plc, Class A	16,693,802
442,837	Royal Dutch Shell plc, Class B	13,995,195
201,139	Santos, Ltd.	979,886
259,933	Snam SpA	1,336,960
138,945	Statoil ASA	3,046,108
284,646	Total SA	15,805,116
12,993	Washington H. Soul Pattinson & Co., Ltd.	242,934
110,675	Woodside Petroleum, Ltd.	2,729,064

		92,169,587

Paper & Forest Products (0.3%):
44,707	Mondi plc	992,466
108,000	OYI Paper Co., Ltd.	671,913
67,076	Stora Enso OYJ, Registered Shares	822,768
62,106	UPM-Kymmene OYJ	1,813,450

		4,300,597

Personal Products (2.3%):
11,769	Beiersdorf AG	1,224,241
58,100	Kao Corp.	4,587,669
6,000	Kobayashi Pharmaceutical Co., Ltd.	507,276
3,600	Kose Corp.	664,029
29,680	L’Oreal SA	7,986,969
10,700	Pola Orbis Holdings, Inc.	342,115
45,000	Shiseido Co., Ltd.	3,257,342
182,391	Unilever NV	10,599,717
130,581	Unilever plc	7,487,904

		36,657,262

Pharmaceuticals (8.4%):
219,900	Astellas Pharma, Inc.	3,299,827
149,663	AstraZeneca plc	11,951,043
109,595	Bayer AG, Registered Shares	7,082,034
26,900	Chugai Pharmaceutical Co., Ltd.	1,852,906
66,900	Daiichi Sankyo Co., Ltd.	3,095,210
17,600	Dainippon Sumitomo Pharma Co., Ltd.	436,330
29,900	Eisai Co., Ltd.	1,682,022
585,873	GlaxoSmithKline plc	12,152,296
7,816	H. Lundbeck A/S	338,468
7,300	Hisamitsu Pharmaceutical Co., Inc.	337,076
4,528	Ipsen SA	621,663
31,100	Kyowa Hakko Kogyo Co., Ltd.	677,879
14,908	Merck KGaA	1,699,616
31,000	Mitsubishi Tanabe Pharma Corp.	414,682
255,923	Novartis AG, Registered Shares	24,637,168
214,478	Novo Nordisk A/S, Class B	11,230,630
44,600	Ono Pharmaceutical Co., Ltd.	877,163
12,002	Orion OYJ, Class B	450,018
46,400	Otsuka Holdings Co., Ltd.	1,834,393
11,679	Recordati SpA	455,181
82,933	Roche Holding AG	22,867,015

See accompanying notes to the schedules of portfolio investments.

AZL International Index Fund

Schedule of Portfolio Investments

March 31, 2019 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Pharmaceuticals, continued
133,184	Sanofi-Aventis SA	$11,775,805
44,400	Santen Pharmaceutical Co., Ltd.	664,901
32,900	Shionogi & Co., Ltd.	2,040,327
4,400	Taisho Pharmaceutical Holdings Co., Ltd.	420,326
174,473	Takeda Pharmacuetical Co., Ltd.	7,141,892
115,772	Teva Pharmaceutical Industries, Ltd., ADR*	1,815,305
15,033	UCB SA	1,291,447
5,368	Vifor Pharma AG	726,684

		133,869,307

Professional Services (1.4%):
18,158	Adecco SA, Registered Shares	970,028
31,529	Bureau Veritas SA	740,823
106,163	Experian plc	2,876,001
18,808	Intertek Group plc	1,190,985
23,500	Persol Holdings Co., Ltd.	383,135
13,659	Randstad Holding NV	667,204
131,100	Recruit Holdings Co., Ltd.	3,758,173
234,128	Reed Elsevier plc	5,013,286
39,701	Seek, Ltd.	495,789
630	SGS SA, Registered Shares	1,569,703
6,596	Teleperformance	1,185,971
33,471	Wolters Kluwer NV	2,280,805

		21,131,903

Real Estate Management & Development (2.1%):
10,760	AEON Mall Co., Ltd.	177,236
93,252	Aroundtown SA	768,938
4,423	Azrieli Group	262,231
74,028	BGP Holdings plc*(a)	83
315,100	CapitaLand, Ltd.	851,308
47,400	City Developments, Ltd.	317,088
305,244	CK Asset Holdings, Ltd.	2,713,895
8,400	Daito Trust Construction Co., Ltd.	1,171,211
66,300	Daiwa House Industry Co., Ltd.	2,109,654
42,667	Deutsche Wohnen AG	2,069,554
98,000	Hang Lung Group, Ltd.	314,588
235,000	Hang Lung Properties, Ltd.	573,549
152,597	Henderson Land Development Co., Ltd.	969,961
142,100	Hongkong Land Holdings, Ltd.	1,011,443
32,500	Hulic Co., Ltd.	319,416
73,000	Hysan Development Co., Ltd.	391,027
75,775	Kerry Properties, Ltd.	338,327
67,086	Lend Lease Group	590,881
140,200	Mitsubishi Estate Co., Ltd.	2,546,772
106,100	Mitsui Fudosan Co., Ltd.	2,673,720
732,623	New World Development Co., Ltd.	1,215,027
16,100	Nomura Real Estate Holdings, Inc.	309,750
388,601	Sino Land Co., Ltd.	751,400
43,000	Sumitomo Realty & Development Co., Ltd.	1,784,591
190,000	Sun Hung Kai Properties, Ltd.	3,260,046
57,964	Swire Pacific, Ltd., Class A	746,605
131,400	Swire Properties, Ltd.	565,330
8,817	Swiss Prime Site AG	773,050
59,600	Tokyu Fudosan Holdings Corp.	357,374
66,296	UOL Group, Ltd.	341,360
57,502	Vonovia SE	2,980,280
133,300	Wharf Holdings, Ltd. (The)	402,417
150,300	Wharf Real Estate Investment Co., Ltd.	1,119,037
95,897	Wheelock & Co., Ltd.	703,745

		35,480,894

Shares		Fair Value
Common Stocks, continued
Road & Rail (1.2%):
228,405	Aurizon Holdings, Ltd.	$739,692
17,200	Central Japan Railway Co.	3,997,778
243,600	ComfortDelGro Corp., Ltd.	463,122
22,490	DSV A/S	1,861,430
35,913	East Japan Railway Co.	3,473,795
27,700	Hankyu Hanshin Holdings, Inc.	1,041,135
26,800	Keihin Electric Express Railway Co., Ltd.	456,005
12,400	Keio Corp.	802,576
15,700	Keisei Electric Railway Co., Ltd.	571,294
19,800	Kintetsu Corp.	923,750
18,800	Kyushu Railway Co.	618,594
174,994	MTR Corp., Ltd.	1,084,826
21,400	Nagoya Railroad Co., Ltd.	593,911
9,500	Nippon Express Co., Ltd.	529,434
33,400	Odakyu Electric Railway Co., Ltd.	811,202
22,000	Tobu Railway Co., Ltd.	636,288
59,200	Tokyu Corp.	1,035,984
19,200	West Japan Railway Co.	1,449,503

		21,090,319

Semiconductors & Semiconductor Equipment (1.2%):
35,900	ASM Pacific Technology, Ltd.	401,081
48,315	ASML Holding NV	9,078,352
3,400	Disco Corp.	486,341
134,626	Infineon Technologies AG	2,670,512
40,337	NXP Semiconductors NV	3,565,387
96,600	Renesas Electronics Corp.*	449,951
11,300	ROHM Co., Ltd.	708,616
78,648	STMicroelectronics NV	1,163,808
27,200	SUMCO Corp.	304,753
18,500	Tokyo Electron, Ltd.	2,682,988

		21,511,789

Software (1.6%):
14,860	Check Point Software Technologies, Ltd.*	1,879,640
15,599	Dassault Systemes SA	2,325,685
51,306	Micro Focus International plc	1,328,289
7,396	NICE Systems, Ltd.*	901,924
4,600	Oracle Corp.	309,462
125,615	Sage Group plc	1,147,996
116,122	SAP AG	13,415,491
6,819	Temenos Group AG	1,007,144
14,300	Trend Micro, Inc.	698,007

		23,013,638

Specialty Retail (0.7%):
3,400	ABC-Mart, Inc.	202,638
3,449	Dufry AG, Registered Shares	362,912
6,800	Fast Retailing Co., Ltd.	3,201,761
102,050	Hennes & Mauritz AB, Class B	1,702,068
2,400	Hikari Tsushin, Inc.	455,282
129,958	Industria de Diseno Textil SA	3,821,410
254,638	Kingfisher plc	779,245
9,300	Nitori Co., Ltd.	1,203,658
2,400	Shimamura Co., Ltd.	203,318
24,400	USS Co., Ltd.	454,089
69,100	Yamada Denki Co., Ltd.	341,046

		12,727,427

Technology Hardware, Storage & Peripherals (0.5%):
29,000	Brother Industries, Ltd.	538,149
117,000	Canon, Inc.	3,400,369
45,400	Fujifilm Holdings Corp.	2,068,906
54,700	Konica Minolta Holdings, Inc.	539,597
30,200	NEC Corp.	1,026,787

See accompanying notes to the schedules of portfolio investments.

AZL International Index Fund

Schedule of Portfolio Investments

March 31, 2019 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Technology Hardware, Storage & Peripherals, continued
77,200	Ricoh Co., Ltd.	$809,495
33,400	Seiko Epson Corp.	512,505

		8,895,808

Textiles, Apparel & Luxury Goods (2.3%):
21,103	Adidas AG	5,126,163
21,600	Asics Corp.	290,468
47,827	Burberry Group plc	1,221,296
62,099	Compagnie Financiere Richemont SA	4,531,269
3,727	Hermes International SA	2,462,756
7,713	Hugo Boss AG	526,479
8,900	Kering	5,117,724
32,789	LVMH Moet Hennessy Louis Vuitton SA	12,090,357
21,940	Moncler SpA	886,692
12,873	Pandora A/S	603,381
1,017	Puma SE	589,813
3,708	Swatch Group AG (The), Class B	1,063,133
6,517	Swatch Group AG (The), Registered Shares	361,274
74,486	Yue Yuen Industrial Holdings, Ltd.	256,189

		35,126,994

Tobacco (1.2%):
270,961	British American Tobacco plc	11,302,504
111,279	Imperial Tobacco Group plc, Class A	3,812,227
130,700	Japan Tobacco, Inc.	3,247,088
20,813	Swedish Match AB, Class B	1,060,126

		19,421,945

Trading Companies & Distributors (1.3%):
14,712	AerCap Holdings NV*	684,696
57,594	Ashtead Group plc	1,391,122
17,446	Brenntag AG	897,882
38,397	Bunzl plc	1,266,615
27,670	Ferguson plc	1,765,547
156,800	Itochu Corp.	2,845,976
186,000	Marubeni Corp.	1,292,286
159,900	Mitsubishi Corp.	4,456,401
196,800	Mitsui & Co., Ltd.	3,061,271
15,100	MonotaRo Co., Ltd.	336,968
36,905	Rexel SA	416,571
132,700	Sumitomo Corp.	1,841,051
25,900	Toyota Tsushu Corp.	845,360

		21,101,746

Transportation Infrastructure (0.5%):
7,767	Aena SA	1,398,820
3,600	Aeroports de Paris	696,417
57,343	Atlantia SpA	1,487,714
121,970	Auckland International Airport, Ltd.	676,743
4,779	Fraport AG	365,850
57,631	Groupe Eurotunnel SA	874,358
5,100	Japan Airport Terminal Co., Ltd.	216,369
12,000	Kamigumi Co., Ltd.	278,360
74,000	SATS, Ltd.	279,663
131,398	Sydney Airport	693,961
319,614	Transurban Group	2,997,748

		9,966,003

Water Utilities (0.1%):
26,874	Severn Trent plc	692,464
80,876	United Utilities Group plc	859,230

		1,551,694

Wireless Telecommunication Services (1.6%):
6,305	Drillisch AG	224,082
210,700	KDDI Corp.	4,545,745

Shares		Fair Value
Common Stocks, continued
Wireless Telecommunication Services, continued
7,641	Millicom International Cellular SA, SDR	$463,524
158,500	NTT DoCoMo, Inc.	3,515,713
194,200	Softbank Corp.	2,190,849
97,600	SoftBank Group Corp.	9,514,385
58,618	Tele2 AB	779,924
3,145,104	Vodafone Group plc	5,729,339

		26,963,561

Total Common Stocks (Cost $1,334,633,526)		1,602,697,381

Preferred Stocks (0.4%):
Automobiles (0.3%):
6,667	Bayerische Motoren Werke AG (BMW), 6.37%, 5/8/20	438,179
18,156	Porsche Automobil Holding SE, 2.95%, 6/26/20	1,139,254
21,954	Volkswagen AG, 2.65%, 5/7/20	3,454,928

		5,032,361

Household Products (0.1%):
20,989	Henkel AG & Co. KGaA, 1.88%, 4/3/20	2,141,715

Total Preferred Stocks (Cost $6,246,628)		7,174,076

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Short-Term Securities Held as Collateral for Securities on Loan (1.8%)
Miscellaneous Investments (1.8%):
$ 29,870,183	Short-Term Investments(b)	29,870,183

Total Short-Term Securities Held as Collateral for Securities on Loan (Cost $29,870,183)		29,870,183

Total Investment Securities (Cost $1,370,750,337) - 100.2%		1,639,741,640
Net other assets (liabilities) - (0.2)%		(3,213,261)

Net Assets - 100.0%		$1,636,528,379

Percentages indicated are based on net assets as of March 31, 2019.

ADR	-	American Depositary Receipt
SDR	-	Swedish Depository Receipt

*	Non-income producing security.
+	Affiliated Securities
(a)

Security was valued using unobservable inputs in good faith pursuant to procedures approved by the Board of Trustees as of March 31, 2019. The total of all such securities represent 0.00% of the net assets of the fund.

(b)

Represents various short-term investments purchased with cash collateral held from securities lending. The value of the collateral could included collateral held for securities that were sold on or before March 31, 2019.

†	Represents less than 0.05%.

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investments as of March 31, 2019:

See accompanying notes to the schedules of portfolio investments.

AZL International Index Fund

Schedule of Portfolio Investments

March 31, 2019 (Unaudited)

Country	Percentage
Australia	7.1%
Austria	0.2%
Belgium	1.0%
Bermuda	0.2%
China	0.1%
Denmark	1.8%
Finland	1.2%
France	10.4%
Germany	8.3%
Hong Kong	3.8%
Ireland (Republic of)	0.9%
Isle of Man	— %†
Israel	0.5%
Italy	2.1%
Japan	23.6%
Luxembourg	0.2%
Netherlands	4.2%
New Zealand	0.2%
Norway	0.7%
Portugal	0.2%
Singapore	1.3%
Spain	2.9%
Sweden	2.4%
Switzerland	9.2%
United Arab Emirates	— %†
United Kingdom	15.7%
United States	1.8%

100.0%

†	Represents less than 0.05%.

See accompanying notes to the schedules of portfolio investments.

AZL International Index Fund

Schedule of Portfolio Investments

March 31, 2019 (Unaudited)

Futures Contracts

Cash of $1,222,684 has been segregated to cover margin requirements for the following open contracts as of March 31, 2019:

Long Futures

Description	Expiration Date	Number of Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
ASX SPI 200 Index June Futures (Australian Dollar)	6/20/19	24	$2,628,474	$13,646
DJ EURO STOXX 50 June Futures (Euro)	6/21/19	236	8,660,939	119,073
FTSE 100 Index June Futures (British Pounds)	6/21/19	53	4,977,140	99,584
SGX Nikkei 225 Index June Futures (Japanese Yen)	6/13/19	56	5,359,444	46,988

				$279,291

See accompanying notes to the schedules of portfolio investments.

AZL MetWest Total Return Bond Fund

Schedule of Portfolio Investments

March 31, 2019 (Unaudited)

Principal Amount		Fair Value
Asset Backed Securities (5.3%):
$ 617,973	Navient Student Loan Trust, Class A, Series 2014-2, 3.13%(US0001M+64bps), 3/25/83, Callable 10/25/33 @ 100	$616,841
606,361	Navient Student Loan Trust, Class A, Series 2014-3, 3.11%(US0001M+62bps), 3/25/83, Callable 11/25/32 @ 100	599,523
396,992	Navient Student Loan Trust, Class A, Series 2014-4, 3.11%(US0001M+62bps), 3/25/83, Callable 3/25/33 @ 100	394,839
756,286	Navient Student Loan Trust, Class A, Series 2016-1A, 3.19%(US0001M+70bps), 2/25/70, Callable 7/25/33 @ 100(a)	754,364
965,000	Navient Student Loan Trust, Class A3, Series 2016-2, 3.99%(US0001M+150bps), 6/25/65, Callable 1/25/31 @ 100(a)	994,077
950,000	Navient Student Loan Trust, Class A3, Series 2017-3A, 3.54%(US0001M+105bps), 7/26/66, Callable 2/25/34 @ 100(a)	956,755
2,615,000	SLC Student Loan Trust, Class 2A3, Series 2006-1, 2.77%(US0003M+16bps), 3/15/55, Callable 6/15/30 @ 100	2,511,378
1,128,137	SLC Student Loan Trust, Class 2A3, Series 2008-1, 4.21%(US0003M+160bps), 12/15/32, Callable 9/15/27 @ 100	1,155,600
673,900	SLM Student Loan Trust, Class 2A3, Series 2003-7, 3.18%(US0003M+57bps), 9/15/39, Callable 3/15/29 @ 100	638,323
940,000	SLM Student Loan Trust, Class A6A, Series 2004-3A, 3.32%(US0003M+55bps), 10/25/64, Callable 4/25/29 @ 100(a)	933,899
766,373	SLM Student Loan Trust, Class A4, Series 2007-7, 3.10%(US0003M+33bps), 1/25/22, Callable 7/25/22 @ 100	753,689
1,220,000	SLM Student Loan Trust, Class 2A3, Series 2008-5, 4.62%(US0003M+185bps), 7/25/73, Callable 1/25/22 @ 100	1,237,918
1,168,838	SLM Student Loan Trust, Class A4, Series 2008-6, 3.87%(US0003M+110bps), 7/25/23, Callable 10/25/23 @ 100	1,178,200
465,259	SLM Student Loan Trust, Class A, Series 2008-9, 4.27%(US0003M+150bps), 4/25/23, Callable 1/25/22 @ 100	469,921
240,000	SLM Student Loan Trust, Class 2A3, Series 2008-9, 5.02%(US0003M+225bps), 10/25/83, Callable 1/25/22 @ 100	246,256

Principal Amount		Fair Value
Asset Backed Securities, continued
$ 1,341,186	SLM Student Loan Trust, Class A, Series 2009-3, 3.24%(US0001M+75bps), 1/25/45, Callable 3/25/34 @ 100(a)	$1,333,951
758,722	SLM Student Loan Trust, Class A3, Series 2012-1, 3.44%(US0001M+95bps), 9/25/28, Callable 8/25/26 @ 100	756,026
1,970,000	Wachovia Student Loan Trust, Class 2A3, Series 2006-1, 2.94%(US0003M+17bps), 4/25/40, Callable 1/25/26 @ 100(a)	1,933,390

Total Asset Backed Securities (Cost $17,184,392)		17,464,950

Collateralized Mortgage Obligations (10.9%):
850,000	AIMCO CLO, Class AR, Series 2015-AA, 3.64%(US0003M+85bps), 1/15/28, Callable 4/15/19 @ 100(a)	845,483
1,644,653	Alternative Loan Trust, Class 4A1, Series 2005-56, 2.80%(US0001M+31bps), 11/25/35, Callable 4/25/19 @ 100	1,518,551
1,117,345	America Home Mortgage Investment Trust, Class 6A, Series 2005-1, 4.70%(US0006M+200bps), 6/25/45, Callable 4/25/19 @ 100	1,121,857
319,266	Ameriquest Mortgage Securities, Inc., Class M2, Series 2005-R5, 3.18%(US0001M+46bps), 7/25/35, Callable 4/25/19 @ 100	320,038
2,177	Ameriquest Mortgage Securities, Inc., Class M2, Series 2005-R5, 3.21%(US0001M+72bps), 4/25/35, Callable 4/25/19 @ 100	2,179
515,000	Bank of America Merrill Lynch Large Loan, Inc., Class A, Series 2018-PARK, 4.09%, 8/10/38(a)(b)	549,629
486,761	Bank of America Mortgage Securities, Inc., Class 2A3, Series 2005-F, 4.24%, 7/25/35, Callable 4/25/19 @ 100(b)	462,307
340,000	Barclays Commercial Mortgages Securities, Class A2, Series 2013-TYSNC, 3.76%, 9/5/32(a)	343,488
355,000	CALI Mortgage Trust, Class A, Series 2019-101C, 3.96%, 3/10/39(a)	372,979
360,000	CGRBS Commercial Mortgage Trust, Class A, Series 2013-VN05, 3.37%, 3/13/35(a)	367,510
1,083,161	Citigroup Mortgage Loan Trust, Inc., Class 1A1A, Series 2007-AR5, 4.75%, 4/25/37, Callable 2/25/33 @ 100(b)	1,053,073
500,000	Cityline Commercial Mortgage Trust, Class A, Series 2016-CLNE, 2.78%, 11/10/31(a)(b)	497,510
390,000	Commercial Mortgage Trust, Class A, Series 2014-277P, 3.61%, 8/10/49(a)(b)	405,643

See accompanying notes to the schedules of portfolio investments.

AZL MetWest Total Return Bond Fund

Schedule of Portfolio Investments

March 31, 2019 (Unaudited)

Principal Amount		Fair Value
Collateralized Mortgage Obligations, continued
$ 360,000	Commercial Mortgage Trust, Class A1, Series 2013-300P, 4.35%, 8/10/30(a)	$379,807
365,000	Commercial Mortgage Trust, Class A, Series 2016-787S, 3.55%, 2/10/36(a)(b)	372,501
341,522	Core Industrial Trust, Class A, Series 2015-CALW, 3.04%, 2/10/34(a)	343,998
342,411	Core Industrial Trust, Class A, Series 2015-TEXW, 3.08%, 2/10/34(a)	345,332
1,032,618	Credit Suisse Mortgage Capital Certificates, Class A2E, Series 2007-CB2, 4.04%, 2/25/37, Callable 9/25/23 @ 100(b)	748,017
1,820,000	Fannie Mae-Aces, Class A2, Series 2018-M1, 2.99%, 12/25/27(b)	1,836,253
860,000	Federal Home Loan Mortgage Corporation, Class A3, Series K151, 3.51%, 4/25/30	890,530
516,707	First Franklin Mortgage Loan Trust, Class M1, Series 2005-FF8, 3.22%(US0001M+49bps), 9/25/35, Callable 4/25/19 @ 100	513,628
834,908	First Horizon Alternative Mortgage Securities Trust, Class 2A1, Series 2005-AA12, 4.19%, 2/25/36, Callable 4/25/19 @ 100(b)	744,799
417,151	First Horizon Alternative Mortgage Securities Trust, Class 2A1, Series 2005-AR3, 4.30%, 8/25/35, Callable 4/25/19 @ 100(b)	373,371
1,045,608	First Horizon Alternative Mortgage Securities Trust, Class 1A1, Series 2006-AA1, 4.44%, 3/25/36, Callable 4/25/19 @ 100(b)	939,613
889,348	First Horizon Alternative Mortgage Securities Trust, Class 2A1, Series 2006-AA1, 4.29%, 4/25/36, Callable 4/25/19 @ 100(b)	796,034
870,650	GMAC Mortgage Corp. Loan Trust, Class 1A1, Series 2006-AR1, 4.25%, 4/19/36, Callable 4/19/19 @ 100(b)	778,258
720,534	GMAC Mortgage Corp. Loan Trust, Class 3A1, Series 2005-AR5, 4.23%, 9/19/35, Callable 4/19/19 @ 100(b)	664,341
850,000	GoldenTree Loan Opportunities IX, Ltd., Class AR2, Series 2014-9A, 3.86%(US0003M+111bps), 10/29/29, Callable 10/29/20 @ 100(a)	847,979
280,000	GRACE Mortgage Trust, Class A, Series 2014-GRCE, 3.37%, 6/10/28(a)	282,304
1,285,722	Greenpoint Mortgage Funding Trust, Class A1A, Series 2006-AR1, 3.07%(US0001M+58bps), 2/25/36, Callable 4/25/19 @ 100	1,250,719

Principal Amount		Fair Value
Collateralized Mortgage Obligations, continued
$ 147,500	GS Mortgage Securities Trust, Class A, Series 2012-ALOH, 3.55%, 4/10/34(a)	$150,000
1,700,408	HarborView Mortgage Loan Trust, Class 1A1A, Series 2006-10, 2.68%(US0001M+20bps), 11/19/36, Callable 5/19/25 @ 100	1,535,594
365,000	Liberty Street Trust, Class A, Series 2016-225L, 3.60%, 2/10/36(a)	372,318
613,789	Magnetite IX, Ltd., Class A1R, Series 2014-9A, 3.77%(US0003M+100bps), 7/25/26, Callable 4/25/19 @ 100(a)	613,661
1,000,000	Magnetite XI, Ltd., Class A1R, Series 2014-11A, 3.90%(US0003M+112bps), 1/18/27, Callable 4/18/19 @ 100(a)	1,000,458
911,544	Merrill Lynch First Franklin Mortgage Loan Trust, Class 2A2, Series 2007-4, 2.61%(US0001M+12bps), 7/25/37, Callable 7/25/23 @ 100	626,197
345,000	Morgan Stanley Capital I Trust, Class A, Series 2014-MP, 3.47%, 8/11/33(a)	351,593
796,186	Morgan Stanley Remic Trust, Class 3A, Series 2014-R8, 2.82%(12MTA+75bps), 6/26/47(a)	775,387
580,541	MortgageIT Trust, Class 2A3, Series 2005-2, 4.14%(US0001M+165bps), 5/25/35, Callable 4/25/19 @ 100	581,378
623,439	Nomura Asset Acceptance Corp., Class 3A1, Series 2005-AR3, 5.69%, 7/25/35, Callable 4/25/19 @ 100(b)	624,898
1,036,632	Nomura Resecuritization Trust, Class 2A3, Series 2014-7R, 2.69%(US0001M+20bps), 12/26/35(a)	1,026,018
210,000	Octagon Investment Partners 25, Class AR, Series 2015-1A, 3.56%(US0003M+80bps), 10/20/26, Callable 4/20/19 @ 100(a)	208,856
385,000	RBSCF Trust, Class A, Series 2013-GSP, 3.83%, 1/13/32(a)(b)	395,838
1,466,806	Residential Accredit Loans, Inc., Class A2, Series 2006-QA10, 2.67%(US0001M+18bps), 12/25/36, Callable 9/25/23 @ 100	1,340,727
1,662,589	Structured Asset Mortgage Investments II Trust, Class 3A1, Series 2006-AR1, 2.72%(US0001M+23bps), 2/25/36, Callable 4/25/19 @ 100	1,480,257
550,000	TCI-Flatiron CLO, Ltd., Class AR, Series 2016-1A, 3.73%(US0003M+122bps), 7/17/28, Callable 4/17/20 @ 100(a)	549,728

See accompanying notes to the schedules of portfolio investments.

AZL MetWest Total Return Bond Fund

Schedule of Portfolio Investments

March 31, 2019 (Unaudited)

Principal Amount		Fair Value
Collateralized Mortgage Obligations, continued
$ 820,241	WaMu Mortgage Pass-Through Certificates, Class 2A1A, Series 2005-AR6, 2.95%(US0001M+23bps), 4/25/45, Callable 4/25/19 @ 100	$794,940
943,532	WaMu Mortgage Pass-Through Certificates, Class 2A1A, Series 2005-AR8, 3.07%(US0001M+29bps), 7/25/45, Callable 4/25/19 @ 100	923,128
795,256	WaMu Mortgage Pass-Through Certificates, Class A2, Series 2005-AR3, 4.47%, 3/25/35, Callable 4/25/19 @ 100(b)	797,004
376,885	WaMU Mortgage Pass-Through Certificates, Class A1A, Series 2004-AR10, 2.93%(US0001M+44bps), 7/25/44, Callable 4/25/19 @ 100	366,861
540,956	Wells Fargo Mortgage Backed Securities Trust, Class 2A1, Series 2006-AR2, 4.95%, 3/25/36, Callable 4/25/19 @ 100(b)	547,229
645,944	Wells Fargo Mortgage Backed Securities Trust, Class 1A1, Series 2006-AR12, 4.71%, 9/25/36, Callable 4/25/19 @ 100(b)	638,945

Total Collateralized Mortgage Obligations (Cost $35,198,883)		35,668,746

Corporate Bonds (21.5%):
Aerospace & Defense (0.4%):
530,000	L3 Technologies, Inc., 4.40%, 6/15/28, Callable 3/15/28 @ 100	555,993
550,000	Northrop Grumman Corp., 3.25%, 1/15/28, Callable 10/15/27 @ 100	539,499
175,000	United Technologies Corp., 3.35%, 8/16/21	177,174

		1,272,666

Airlines (0.7%):
1,235,952	Continental Airlines 2009-2, Series A, 7.25%, 5/10/21	1,263,762
111,008	U.S. Airways 2001-1G PTT, Class G, Series 2001, 7.08%, 9/20/22	116,800
722,129	U.S. Airways 2010-1A PTT, Series A, 6.25%, 10/22/24	770,829

		2,151,391

Auto Components (0.0%†):
100,000	Panther BF Aggregator 2 LP/Panther Finance Co., Inc., 6.25%, 5/15/26, Callable 5/15/22 @ 103.13(a)	102,125

Banks (3.2%):
910,000	Bank of America Corp., 2.74%(US0003M+37bps), 1/23/22, Callable 1/23/21 @ 100	906,532
165,000	Bank of America Corp., 3.00%(US0003M+79bps), 12/20/23, Callable 12/20/22 @ 100	164,115
735,000	Bank of America Corp., 3.09%(US0003M+109bps), 10/1/25, Callable 10/1/24 @ 100	726,511
25,000	Bank of America Corp., 3.70%(US0003M+151bps), 4/24/28, Callable 4/24/27 @ 100	25,001

Principal Amount		Fair Value
Corporate Bonds, continued
Banks, continued
$ 685,000	Bank of America Corp., Series G, 3.59%(US0003M+137bps), 7/21/28, Callable 7/21/27 @ 100	$682,496
1,395,000	Bank of America Corp., 4.27%(US0003M+131bps), 7/23/29, Callable 7/23/28 @ 100	1,450,054
700,000	Citigroup, Inc., 3.89%(US0003M+156bps), 1/10/28, Callable 1/10/27 @ 100	709,431
815,000	JPMorgan Chase & Co., 4.02%(US0003M+100bps), 12/5/24, Callable 12/5/23 @ 100	843,882
960,000	JPMorgan Chase & Co., 3.22%(US0003M+116bps), 3/1/25, Callable 3/1/24 @ 100	959,782
665,000	JPMorgan Chase & Co., 4.20%(US0003M+126bps), 7/23/29, Callable 7/23/28 @ 100	695,704
750,000	PNC Bank NA, 2.40%, 10/18/19, Callable 9/18/19 @ 100	748,592
165,000	Wells Fargo & Co., 2.63%, 7/22/22, MTN	163,758
265,000	Wells Fargo & Co., 3.55%, 9/29/25, MTN	270,337
2,110,000	Wells Fargo & Co., 3.00%, 4/22/26	2,050,457

		10,396,652

Beverages (0.2%):
763,000	Anheuser-Busch Cos. LLC, 4.90%, 2/1/46, Callable 8/1/45 @ 100(a)	764,046

Biotechnology (0.8%):
300,000	AbbVie, Inc., 4.45%, 5/14/46, Callable 11/14/45 @ 100	276,455
150,000	AbbVie, Inc., 4.88%, 11/14/48, Callable 5/14/48 @ 100	146,870
300,000	Amgen, Inc., 4.40%, 5/1/45, Callable 11/1/44 @ 100	292,570
500,000	Amgen, Inc., 4.56%, 6/15/48, Callable 12/15/47 @ 100	500,403
120,000	Baxalta, Inc., 2.88%, 6/23/20, Callable 5/23/20 @ 100	119,841
660,000	Celgene Corp., 5.00%, 8/15/45, Callable 2/15/45 @ 100	695,859
350,000	Gilead Sciences, Inc., 4.60%, 9/1/35, Callable 3/1/35 @ 100	366,901
249,000	Gilead Sciences, Inc., 4.75%, 3/1/46, Callable 9/1/45 @ 100	259,799

		2,658,698

Capital Markets (0.6%):
400,000	Goldman Sachs Group, Inc. (The), 3.85%, 7/8/24, Callable 4/8/24 @ 100	408,120
550,000	Goldman Sachs Group, Inc. (The), 3.27%(US0003M+120bps), 9/29/25, Callable 9/29/24 @ 100	542,035
400,000	Morgan Stanley, 3.69%(US0003M+93bps), 7/22/22, Callable 7/22/21 @ 100	402,094
255,000	Raymond James Financial, 4.95%, 7/15/46	266,389
250,000	SL Green Operating Partnership LP, 3.25%, 10/15/22, Callable 9/15/22 @ 100	248,623

		1,867,261

See accompanying notes to the schedules of portfolio investments.

AZL MetWest Total Return Bond Fund

Schedule of Portfolio Investments

March 31, 2019 (Unaudited)

Principal Amount		Fair Value
Corporate Bonds, continued
Chemicals (0.3%):
$ 180,000	Axalta Coating Systems, 4.88%, 8/15/24, Callable 8/15/19 @ 103.66(a)	$180,450
475,000	International Flavors & Fragrances, Inc., 5.00%, 9/26/48, Callable 3/26/48 @ 100	496,804
170,000	Valvoline, Inc., 4.38%, 8/15/25, Callable 8/15/20 @ 103.28^	162,775

		840,029

Commercial Services & Supplies (0.1%):
200,000	Clean Harbors, Inc., 5.13%, 6/1/21, Callable 5/6/19 @ 100	200,500
100,000	Matthews International Corp., 5.25%, 12/1/25, Callable 12/1/20 @ 103.94(a)	96,000

		296,500

Communications Equipment (0.1%):
194,000	CommScope Finance LLC, 6.00%, 3/1/26, Callable 3/1/22 @ 103(a)	198,850

Consumer Finance (0.8%):
200,000	Ford Motor Credit Co. LLC, 8.13%, 1/15/20	207,215
310,000	Ford Motor Credit Co. LLC, 2.43%, 6/12/20	304,767
150,000	Ford Motor Credit Co. LLC, 3.68%(US0003M+88bps), 10/12/21	144,546
1,246,000	Ford Motor Credit Co. LLC, 5.60%, 1/7/22	1,281,485
455,000	Ford Motor Credit Co. LLC, 3.34%, 3/28/22, Callable 2/28/22 @ 100	440,925
265,000	General Motors FINL Co., 2.40%, 5/9/19	264,824

		2,643,762

Containers & Packaging (0.4%):
200,000	Ball Corp., 4.00%, 11/15/23	201,500
70,000	Berry Global, Inc., 4.50%, 2/15/26, Callable 2/15/21 @ 102.25^(a)	66,413
494,245	Beverage Packaging Holdings Luxemberg, 5.75%, 10/15/20, Callable 5/6/19 @ 100	494,245
87,000	Crown Americas LLC, 4.25%, 9/30/26, Callable 3/31/26 @ 100	83,955
325,000	WRKCo, Inc., 4.90%, 3/15/29, Callable 12/15/28 @ 100	351,492

		1,197,605

Diversified Financial Services (0.4%):
600,000	Amcor Finance USA, Inc., 3.63%, 4/28/26, Callable 1/28/26 @ 100(a)	587,913
400,000	Berkshire Hathaway Finance Corp., 4.30%, 5/15/43	423,474
35,000	Level 3 Financing, Inc., 5.38%, 1/15/24, Callable 5/6/19 @ 102.69	35,656
180,000	Level 3 Financing, Inc., 5.25%, 3/15/26, Callable 3/15/21 @ 102.63	179,325
81,000	USA Compression Partners LP/USA Compression Finance Corp., 6.88%, 9/1/27, Callable 9/1/22 @ 105.16(a)	82,620

		1,308,988

Principal Amount		Fair Value
Corporate Bonds, continued
Diversified Telecommunication Services (1.3%):
$ 375,000	AT&T, Inc., 3.78%(US0003M+118bps), 6/12/24	$371,262
700,000	AT&T, Inc., 4.30%, 2/15/30, Callable 11/15/29 @ 100	705,791
840,000	AT&T, Inc., 4.80%, 6/15/44, Callable 12/15/43 @ 100	819,506
500,000	AT&T, Inc., 5.15%, 11/15/46, Callable 5/15/46 @ 100	513,389
175,000	Qwest Corp., 7.25%, 9/15/25	187,282
1,055,000	Verizon Communications, Inc., 4.02%, 12/3/29, Callable 9/3/29 @ 100(a)	1,084,763
550,000	Verizon Communications, Inc., 4.50%, 8/10/33	581,401
96,000	Zayo Group LLC /Zayo Capital, Inc., 5.75%, 1/15/27, Callable 1/15/22 @ 102.88(a)	95,400

		4,358,794

Electric Utilities (2.0%):
280,000	American Transmission Systems, Inc., 5.00%, 9/1/44, Callable 3/1/44 @ 100(a)	309,173
500,000	Appalachian Power Co., Series H, 5.95%, 5/15/33	596,961
400,000	Cleco Power LLC, 6.00%, 12/1/40	462,387
1,000,000	Duke Energy Progress, Inc., 4.15%, 12/1/44, Callable 6/1/44 @ 100	1,041,873
936,000	Duquesne Light Holdings, Inc., 6.40%, 9/15/20(a)	975,805
750,000	Jersey Central Power & Light Co., 6.40%, 5/15/36	898,728
300,000	Midamerican Energy Co., 4.25%, 5/1/46, Callable 11/1/45 @ 100	318,478
1,250,000	NextEra Energy Capital Holdings, Inc., 3.18%(US0003M+55bps), 8/28/21, Callable 8/28/19 @ 100	1,244,177
700,000	Public Service Oklahoma, 4.40%, 2/1/21	717,378

		6,564,960

Equity Real Estate Investment Trusts (1.7%):
500,000	Alexandria Real Estate Equities, Inc., 3.45%, 4/30/25, Callable 2/28/25 @ 100	498,236
590,000	American Campus Communities Operating Partnership LP, 3.63%, 11/15/27, Callable 8/15/27 @ 100	575,503
160,000	GLP Capital LP, 5.25%, 6/1/25, Callable 3/1/25 @ 100	167,400
440,000	GLP Capital, LP, 5.38%, 4/15/26	460,900
105,000	GLP Capital, LP, 5.75%, 6/1/28, Callable 3/3/28 @ 100	112,875
290,000	GLP Capital, LP, 5.30%, 1/15/29, Callable 10/15/28 @ 100	303,413
575,000	HCP, Inc., 4.00%, 12/1/22, Callable 10/1/22 @ 100	588,435
875,000	HCP, Inc., 4.25%, 11/15/23, Callable 8/15/23 @ 100	909,762
400,000	HCP, Inc., 3.88%, 8/15/24, Callable 5/17/24 @ 100	408,952
100,000	MGM Growth/MGM Finance, 5.63%, 5/1/24, Callable 2/1/24 @ 100	104,125
112,000	SBA Communications Corp., 4.88%, 9/1/24, Callable 9/1/19 @ 103.66	112,840
1,440,000	Welltower, Inc., 3.75%, 3/15/23, Callable 12/15/22 @ 100	1,475,922

		5,718,363

See accompanying notes to the schedules of portfolio investments.

AZL MetWest Total Return Bond Fund

Schedule of Portfolio Investments

March 31, 2019 (Unaudited)

Principal Amount		Fair Value
Corporate Bonds, continued
Food & Staples Retailing (0.5%):
$ 190,000	Kroger Co. (The), 5.40%, 1/15/49, Callable 7/15/48 @ 100	$196,579
250,000	Rite Aid Corp., 6.13%, 4/1/23, Callable 5/6/19 @ 103.06(a)	206,250
790,000	Walgreens Boots Alliance, Inc., 3.80%, 11/18/24, Callable 8/18/24 @ 100	801,800
300,000	Walgreens Boots Alliance, Inc., 4.80%, 11/18/44, Callable 5/18/44 @ 100	285,120

		1,489,749

Food Products (0.8%):
70,000	Chobani LLC/Finance Corp., 7.50%, 4/15/25, Callable 4/15/20 @ 105.63^(a)	62,650
160,000	ConAgra Brands, Inc., 5.40%, 11/1/48, Callable 5/1/48 @ 100	160,691
275,000	General Mills, Inc., 4.20%, 4/17/28, Callable 1/17/28 @ 100	284,970
130,000	General Mills, Inc., 4.70%, 4/17/48, Callable 10/17/47 @ 100^	128,770
795,000	Kraft Heinz Foods Co., 3.95%, 7/15/25, Callable 4/15/25 @ 100	800,929
650,000	Kraft Heinz Foods Co., 4.63%, 1/30/29, Callable 10/30/28 @ 100	667,073
126,000	Pilgrim’s Pride Corp., 5.88%, 9/30/27, Callable 9/30/22 @ 102.94(a)	126,945
159,000	Post Holdings, Inc., 5.75%, 3/1/27, Callable 3/1/22 @ 102.88(a)	159,596
150,000	Tyson Foods, Inc., 4.00%, 3/1/26, Callable 1/1/26 @ 100	153,289

		2,544,913

Health Care Equipment & Supplies (0.3%):
360,000	Becton Dickinson And Co., 2.40%, 6/5/20	357,312
375,000	Becton Dickinson And Co., 3.48%(US0003M+88bps), 12/29/20, Callable 5/6/19 @ 100	374,582
190,000	Hill-Rom Holdings, Inc., 5.75%, 9/1/23, Callable 5/6/19 @ 104.31(a)	195,938
92,000	Teleflex, Inc., 4.63%, 11/15/27, Callable 11/15/22 @ 102.31	91,195

		1,019,027

Health Care Providers & Services (1.5%):
200,000	Aetna, Inc., 3.50%, 11/15/24, Callable 8/15/24 @ 100	200,155
372,000	Centene Corp., 5.63%, 2/15/21, Callable 5/6/19 @ 101.41	377,580
500,000	Cigna Corp., 3.05%, 10/15/27, Callable 7/15/27 @ 100	473,421
50,000	Community Health Systems, Inc., 8.63%, 1/15/24, Callable 1/15/21 @ 104.31(a)	50,000
69,000	Community Health Systems, Inc., 8.00%, 3/15/26, Callable 3/15/22 @ 104(a)	66,068
715,000	CVS Health Corp., 5.05%, 3/25/48, Callable 9/25/47 @ 100	720,397
1,300,000	Halfmoon Parent, Inc., 4.13%, 11/15/25, Callable 9/15/25 @ 100(a)	1,343,411
456,000	HCA, Inc., 6.50%, 2/15/20	469,110
93,000	HCA, Inc., 5.25%, 4/15/25	99,859

Principal Amount		Fair Value
Corporate Bonds, continued
Health Care Providers & Services, continued
$ 130,000	HCA, Inc., 5.88%, 2/1/29, Callable 8/1/28 @ 100	$139,750
170,000	Molina Healthcare, Inc., 5.38%, 11/15/22, Callable 8/15/22 @ 100	175,525
206,000	Tenet Healthcare Corp., 4.50%, 4/1/21	209,090
156,000	Tenet Healthcare Corp., 4.63%, 7/15/24, Callable 7/15/20 @ 102.31	156,000
500,000	WellPoint, Inc., 3.50%, 8/15/24, Callable 5/15/24 @ 100	505,739

		4,986,105

Health Care Technology (0.0%†):
99,000	Change Health/ Finance, Inc., 5.75%, 3/1/25, Callable 3/1/20 @ 102.88(a)	98,010

Hotels, Restaurants & Leisure (0.1%):
202,000	Churchill Downs, Inc., 5.50%, 4/1/27, Callable 4/1/22 @ 102.75(a)	204,525

Household Products (0.1%):
23,000	Central Garden & Pet Co., 6.13%, 11/15/23, Callable 5/6/19 @ 104.59^	23,949
207,000	Central Garden & Pet Co., 5.13%, 2/1/28, Callable 1/1/23 @ 102.56	191,992
100,000	Spectrum Brands, Inc., 5.75%, 7/15/25, Callable 7/15/20 @ 102.88	100,750

		316,691

Industrial Conglomerates (0.6%):
485,000	General Electric Capital corp., 5.55%, 1/5/26, MTN	519,333
735,000	General Electric Capital Corp., 5.50%, 1/8/20, MTN	749,214
300,000	General Electric Capital Corp., 4.63%, 1/7/21, MTN	308,003
150,000	General Electric Capital Corp., 4.65%, 10/17/21	155,435
273,000	General Electric Capital Corp., 5.88%, 1/14/38, MTN	290,299

		2,022,284

Insurance (0.4%):
900,000	Farmers Exchange Capital III, 5.45%(US0003M+345bps), 10/15/54, Callable 10/15/34 @ 100(a)	859,497
670,000	Farmers Insurance Exchange, 4.75%(US0003M+323bps), 11/1/57, Callable 11/1/37 @ 100(a)	581,203

		1,440,700

Media (0.7%):
103,000	CCO Holdings LLC, 5.13%, 5/1/27, Callable 5/1/22 @ 102.56(a)	103,386
200,000	Charter Communications Operating LLC, 3.75%, 2/15/28, Callable 11/15/27 @ 100	192,511
500,000	Charter Communications Operating LLC, 6.48%, 10/23/45, Callable 4/23/45 @ 100	557,952
400,000	Comcast Corp., 4.60%, 10/15/38, Callable 4/15/38 @ 100	427,238
460,000	Comcast Corp., 4.70%, 10/15/48, Callable 4/15/48 @ 100	497,864
200,000	CSC Holdings LLC, 5.50%, 5/15/26, Callable 5/15/21 @ 102.75(a)	205,000

See accompanying notes to the schedules of portfolio investments.

AZL MetWest Total Return Bond Fund

Schedule of Portfolio Investments

March 31, 2019 (Unaudited)

Principal Amount		Fair Value
Corporate Bonds, continued
Media, continued
$ 200,000	CSC Holdings LLC, 6.50%, 2/1/29, Callable 2/1/24 @ 103.25(a)	$213,000
200,000	Dish DBS Corp., 5.88%, 7/15/22	193,000

		2,389,951

Oil, Gas & Consumable Fuels (1.5%):
200,000	Anadarko Petroleum Corp., 4.50%, 7/15/44, Callable 1/15/44 @ 100	187,900
100,000	Antero Resources Corp., 5.13%, 12/1/22, Callable 5/6/19 @ 102.56	100,500
99,000	Antero Resources Corp., 5.63%, 6/1/23, Callable 5/6/19 @ 104.22	100,485
60,000	Antero Resources Corp., 5.00%, 3/1/25, Callable 3/1/20 @ 103.75^	59,100
88,000	Centennial Resource Production LLC, 6.88%, 4/1/27, Callable 4/1/22 @ 103.44(a)	88,880
50,000	CrownRock LP/CrownRock Finance, Inc., 5.63%, 10/15/25, Callable 10/15/20 @ 104.22(a)	48,125
35,000	Endeavor Energy Resources LP, 5.75%, 1/30/28, Callable 1/30/23 @ 102.88(a)	36,663
500,000	Energy Transfer Operating LP, 5.88%, 1/15/24, Callable 10/15/23 @ 100	546,918
210,000	Energy Transfer Operating LP, 5.50%, 6/1/27, Callable 3/1/27 @ 100	227,279
177,000	Energy Transfer Operating LP, 6.25%, 4/15/49, Callable 10/15/48 @ 100	197,806
700,000	Energy Transfer Partners LP, 5.95%, 10/1/43, Callable 4/1/43 @ 100	735,291
400,000	Kinder Morgan Energy Partners LP, 5.80%, 3/15/35	439,035
60,000	Matador Resources Co., 5.88%, 9/15/26, Callable 9/15/21 @ 104.41	59,850
70,000	Parsley Energy LLC, 5.38%, 1/15/25, Callable 1/15/20 @ 104.03(a)	70,000
100,000	Parsley Energy LLC/Parsley Finance Corp., 5.63%, 10/15/27, Callable 10/15/22 @ 102.81(a)	99,500
300,000	Plains All American Pipeline LP, 4.65%, 10/15/25, Callable 7/15/25 @ 100	311,908
80,000	Range Resources Corp., 5.00%, 3/15/23, Callable 12/15/22 @ 100	77,600
74,000	Range Resources Corp., 4.88%, 5/15/25, Callable 2/15/25 @ 100^	68,635
200,000	Rockies Express Pipeline LLC, 5.63%, 4/15/20(a)	204,500
493,000	Sabine Pass Liquefaction LLC, 5.75%, 5/15/24, Callable 2/15/24 @ 100	542,916
142,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 6.88%, 1/15/29, Callable 1/15/24 @ 103.44(a)	154,603
350,000	Williams Partners LP, 6.30%, 4/15/40	407,266

		4,764,760

Principal Amount		Fair Value
Corporate Bonds, continued
Personal Products (0.0%†):
$ 126,000	First Quality Finance Co., 5.00%, 7/1/25, Callable 7/1/20 @ 103.75(a)	$122,535

Pharmaceuticals (0.4%):
705,000	Bayer US Finance II LLC, 4.38%, 12/15/28, Callable 9/15/28 @ 100(a)	699,828
200,000	Catalent Pharma Solutions, Inc., 4.88%, 1/15/26, Callable 10/15/20 @ 102.44(a)	197,500
375,000	Teva Pharmaceutical Finance IV LLC, 2.25%, 3/18/20	369,040

		1,266,368

Road & Rail (0.1%):
350,000	Union Pacific Corp., 3.95%, 9/10/28, Callable 6/10/28 @ 100	365,831

Semiconductors & Semiconductor Equipment (0.2%):
730,000	Broadcom CRP / Cayman Finance, 2.38%, 1/15/20	726,162

Software (0.0%†):
98,000	SS&C Technologies, Inc., 5.50%, 9/30/27, Callable 3/30/22 @ 104.13(a)	98,980

Specialty Retail (0.1%):
180,000	Home Depot, Inc., 3.90%, 12/6/28, Callable 9/6/28 @ 100	190,633

Technology Hardware, Storage & Peripherals (0.3%):
920,000	Apple, Inc., 4.65%, 2/23/46, Callable 8/23/45 @ 100	1,038,640

Tobacco (0.1%):
200,000	BAT Capital Corp., 4.54%, 8/15/47, Callable 2/15/47 @ 100	175,092
300,000	Reynolds American, Inc., 5.85%, 8/15/45, Callable 2/15/45 @ 100	307,306

		482,398

Trading Companies & Distributors (0.4%):
545,000	Air Lease Corp., 4.75%, 3/1/20	553,056
655,000	Air Lease Corp., 3.50%, 1/15/22	660,587

		1,213,643

Wireless Telecommunication Services (0.4%):
122,000	Sprint Capital Corp., 8.75%, 3/15/32	128,100
22,000	Sprint Corp., 7.13%, 6/15/24	22,330
87,000	Sprint Corp., 7.63%, 3/1/26, Callable 11/1/25 @ 100	88,088
344,375	Sprint Spectrum Co. LLC, 3.36%, 3/20/23(a)	344,099
715,000	Sprint Spectrum Co. LLC, 4.74%, 3/20/25(a)	723,043

		1,305,660

Total Corporate Bonds (Cost $69,740,007)		70,428,255

Yankee Dollars (3.8%):
Banks (0.7%):
525,000	Lloyds Bank plc, 3.30%, 5/7/21	528,870
365,000	Lloyds Banking Group plc, 2.91%(US0003M+81bps), 11/7/23, Callable 11/7/22 @ 100	355,752
635,000	Santander UK Group Holdings plc, 2.88%, 10/16/20	633,297
500,000	Santander UK Group Holdings plc, 2.88%, 8/5/21	495,524
625,000	Santander UK plc, 3.40%, 6/1/21	629,475

		2,642,918

See accompanying notes to the schedules of portfolio investments.

AZL MetWest Total Return Bond Fund

Schedule of Portfolio Investments

March 31, 2019 (Unaudited)

Principal Amount		Fair Value
Yankee Dollars, continued
Beverages (0.1%):
$ 165,000	Bacardi, Ltd., 4.70%, 5/15/28, Callable 2/15/28 @ 100(a)	$165,066
175,000	Bacardi, Ltd., 5.30%, 5/15/48, Callable 11/15/47 @ 100(a)	167,725

		332,791

Diversified Financial Services (0.8%):
625,000	GE Capital International Funding, 2.34%, 11/15/20	617,126
1,441,000	GE Capital International Funding, 4.42%, 11/15/35	1,334,735
111,000	Intelsat Jackson Holdings SA, 5.50%, 8/1/23, Callable 5/6/19 @ 102.75	98,513
124,000	Intelsat Jackson Holdings SA, 8.50%, 10/15/24, Callable 10/15/20 @ 106.38(a)	120,590
190,000	Intelsat Jackson Holdings SA, 9.75%, 7/15/25, Callable 7/15/21 @ 104.88(a)	192,850
200,000	NXP BV/NXP Funding LLC, 4.13%, 6/1/21(a)	203,500
29,000	OI European Group BV, 4.00%, 3/15/23, Callable 12/15/22 @ 100(a)	28,420
400,000	Virgin Media Secured Finance plc, 5.25%, 1/15/26, Callable 1/15/20 @ 102.63(a)	401,000

		2,996,734

Energy Equipment & Services (0.1%):
121,905	Transocean Guardian, Ltd., 5.88%, 1/15/24, Callable 7/15/21 @ 102.94(a)	123,886
142,695	Transocean Pontus, Ltd., 6.13%, 8/1/25, Callable 8/1/21 @ 104.59(a)	144,657
47,000	Transocean Poseidon, Ltd., 6.88%, 2/1/27, Callable 2/1/22 @ 105.16(a)	48,998
55,200	Transocean Proteus, Ltd., 6.25%, 12/1/24, Callable 12/1/20 @ 103.13(a)	56,649

		374,190

Food & Staples Retailing (0.2%):
475,000	Alimentation Couche-Tard, Inc., 3.55%, 7/26/27, Callable 4/26/27 @ 100(a)	461,496

Food Products (0.2%):
700,000	Mondelez International Hldings Ne, 2.00%, 10/28/21, Callable 9/28/21 @ 100(a)	681,865

Hotels, Restaurants & Leisure (0.1%):
255,000	1011778 BC ULC New Red Finance, Inc., 4.25%, 5/15/24, Callable 5/15/20 @ 102.13(a)	252,450

Industrial Conglomerates (0.1%):
465,000	Siemens Financieringsmat, 1.70%, 9/15/21(a)	454,199

Media (0.0%†):
67,000	Clear Channel International BV, 8.75%, 12/15/20, Callable 5/6/19 @ 102.19^(a)	68,675

Metals & Mining (0.1%):
200,000	Indonesia Asahan Aluminium Persero PT, 6.53%, 11/15/28(a)	228,500

Principal Amount		Fair Value
Yankee Dollars, continued
Oil, Gas & Consumable Fuels (0.5%):
$ 200,000	Petrobras Global Finance BV, 5.75%, 2/1/29	$198,000
365,000	Petroleos Mexicanos, 6.50%, 3/13/27	367,367
165,000	Petroleos Mexicanos, 5.35%, 2/12/28	154,000
500,000	Petroleos Mexicanos, 6.50%, 1/23/29	496,586
350,000	Shell International Finance BV, 4.38%, 5/11/45	380,667

		1,596,620

Pharmaceuticals (0.2%):
428,000	Actavis Funding SCS, 4.55%, 3/15/35, Callable 9/15/34 @ 100	416,849
130,000	Valeant Pharmaceuticals International, Inc., 5.50%, 11/1/25, Callable 11/1/20 @ 102.75(a)	132,600

		549,449

Professional Services (0.2%):
121,000	IHS Markit, Ltd., 5.00%, 11/1/22, Callable 8/1/22 @ 100(a)	126,143
125,000	IHS Markit, Ltd., 4.75%, 2/15/25, Callable 11/15/24 @ 100(a)	130,000
104,000	IHS Markit, Ltd., 4.00%, 3/1/26, Callable 12/1/25 @ 100(a)	103,480
295,000	IHS Markit, Ltd., 4.75%, 8/1/28, Callable 5/1/28 @ 100	308,274

		667,897

Sovereign Bond (0.2%):
200,000	Oman Government International Bond, 5.63%, 1/17/28(a)	187,471
200,000	Russian Federation, 4.75%, 5/27/26	205,680

		393,151

Trading Companies & Distributors (0.2%):
530,000	Aercap Ireland Capital, Ltd., 4.50%, 5/15/21	541,263

Wireless Telecommunication Services (0.1%):
350,000	Vodafone Group plc, 4.38%, 5/30/28	355,830

Total Yankee Dollars (Cost $12,554,920)		12,598,028

Municipal Bonds (1.2%):
California (0.8%):
800,000	California State, Build America Bonds, GO, 7.95%, 3/1/36, Continuously Callable @100	837,936
700,000	Los Angeles Unified School District, Build America Bonds, GO, 5.76%, 7/1/29	831,460
615,000	The Regents of the University of California, Build America Bonds, General Revenue Bonds, 6.27%, 5/15/31, Pre-refunded 5/15/19 @ 100	617,638

		2,287,034

New York (0.4%):
750,000	New York City Municipal Finance Authority Water & Sewer System, Build America Bonds, Revenue, 5.95%, 6/15/42	1,018,680
775,000	New York City Transitional Finance Authority Future Tax Secured Revenue, 3.28%, 8/1/29, Continuously Callable @100	776,101

		1,794,781

Total Municipal Bonds (Cost $4,057,813)		4,081,815

See accompanying notes to the schedules of portfolio investments.

AZL MetWest Total Return Bond Fund

Schedule of Portfolio Investments

March 31, 2019 (Unaudited)

Principal Amount		Fair Value
U.S. Government Agency Mortgages (29.9%):
Federal Home Loan Mortgage Corporation (15.6%)
534,804	3.00%, 3/1/31, Pool #G18592	$539,916
1,175,357	2.50%, 12/1/31, Pool #G16598	1,172,047
665,000	Class A3, Series K158, 3.90%, 10/25/33	708,026
1,696,987	3.50%, 1/1/34, Pool #G16756	1,739,339
1,752,972	3.50%, 4/1/44, Pool #G07848	1,795,149
2,493,146	3.50%, 4/1/45, Pool #G60023	2,553,140
2,279,525	4.00%, 12/1/45, Pool #G60344	2,357,568
2,265,514	3.50%, 6/1/46, Pool #G08711	2,297,587
2,414,358	3.00%, 6/1/46, Pool #G08710	2,405,189
1,524,312	3.50%, 8/1/46, Pool #G08716	1,545,902
1,193,867	3.00%, 8/1/46, Pool #G08715	1,189,332
605,192	3.50%, 9/1/46, Pool #G08722	613,761
319,826	3.00%, 9/1/46, Pool #G08721	318,611
1,590,826	3.00%, 10/1/46, Pool #G08726	1,584,785
1,722,266	3.00%, 11/1/46, Pool #G08732	1,713,328
1,984,584	3.00%, 1/1/47, Pool #G08741	1,974,179
1,434,492	3.50%, 4/1/47, Pool #G67703	1,464,125
832,260	Class PA, Series 4846, 4.00%, 6/15/47	877,283
1,974,031	3.50%, 12/1/47, Pool #G67706	2,004,887
1,186,800	3.50%, 12/1/47, Pool #G08792	1,204,010
602,606	3.00%, 12/1/47, Pool #G08791	600,130
3,197,946	3.50%, 1/1/48, Pool #G67707	3,271,006
1,477,835	3.50%, 2/1/48, Pool #G08800	1,499,267
3,688,110	3.50%, 3/1/48, Pool #G67708	3,757,569
1,105,629	3.50%, 3/1/48, Pool #G67710	1,122,359
2,021,231	4.00%, 3/1/48, Pool #G67711	2,106,828
425,592	Class CA, Series 4818, 3.00%, 4/15/48	427,670
1,920,680	3.50%, 6/1/48, Pool #G08816	1,948,317
725,680	4.00%, 6/1/48, Pool #G67713	753,036
440,574	5.00%, 7/1/48, Pool #G08833	466,595
1,354,433	4.50%, 10/1/48, Pool #G08843	1,413,950
1,555,460	4.00%, 1/1/49, Pool #G67718	1,610,149
800,000	4.50%, 4/15/49, TBA	834,882
1,231,337	Class HZ, Series 4639, 2.75%, 4/15/53	1,199,980

		51,069,902

Federal National Mortgage Association (6.9%)
1,245,000	3.06%, 5/1/22, Pool #471258	1,261,519
741,955	2.51%, 8/1/26, Pool #AN2270	728,697
1,126,604	2.97%, 5/1/27, Pool #AL6829	1,123,007
1,050,000	3.85%, 7/1/30, Pool #AN9776	1,121,578
850,000	3.82%, 11/1/30, Pool # BL0242	893,177
690,900	3.53%, 12/1/30, Pool #AN0475	716,231
725,000	3.17%, 5/1/31, Pool #AN6553	726,381
954,408	3.50%, 1/1/32, Pool #AB4262	980,552
177,380	3.00%, 7/1/32, Pool #MA3060	178,937
602,018	3.00%, 10/1/33, Pool #MA1676	597,984
859,585	3.21%, 11/1/37, Pool # AN7345	847,916
78,104	4.00%, 8/1/42, Pool #MA1146	80,868
1,267,321	3.50%, 4/1/43, Pool #MA1404	1,293,209
800,836	4.50%, 2/1/46, Pool #AL9106	835,047
574,406	Class QA, Series 2018-57, 3.50%, 5/25/46	589,401
1,569,824	Class PA, Series 2018-55, 3.50%, 1/25/47	1,613,401
980,589	4.00%, 6/1/47, Pool #AS9830	1,008,712
857,601	4.00%, 7/1/47, Pool #AS9972	882,205
46,395	4.00%, 8/1/47, Pool #MA3088	47,810

Principal Amount		Fair Value
U.S. Government Agency Mortgages, continued
Federal National Mortgage Association, continued
$ 1,871,115	3.50%, 1/1/48, Pool #CA0996	$1,905,247
186,569	4.50%, 5/1/48, Pool #CA1711	194,605
2,026,049	4.50%, 5/1/48, Pool #CA1710	2,114,006
1,398,162	4.50%, 8/1/48, Pool #CA2208	1,456,311
145,000	3.50%, 4/25/49, TBA	146,948
1,275,000	5.00%, 5/25/49, TBA	1,346,370

		22,690,119

Government National Mortgage Association (7.4%)
927,710	3.50%, 3/20/46, Pool #MA3521	948,547
966,860	3.50%, 4/20/46, Pool #MA3597	989,720
188,028	3.50%, 5/20/46, Pool #MA3663	192,449
396,020	3.50%, 9/20/46, Pool #MA3937	404,849
2,100,051	3.00%, 12/20/46, Pool #MA4126	2,113,168
1,646,980	3.50%, 1/20/47, Pool #MA4196	1,684,463
271,935	5.00%, 3/20/47, Pool #MA4324	294,479
377,087	3.50%, 6/20/47, Pool #MA4510	385,290
737,538	5.00%, 6/20/47, Pool #MA4513	793,377
1,134,942	4.00%, 9/20/47, Pool #MA4720	1,174,089
545,850	5.00%, 9/20/47, Pool #MA4722	583,020
1,755,737	3.00%, 11/20/47, Pool #MA4836	1,763,910
449,034	3.50%, 11/20/47, Pool #MA4837	458,805
787,161	4.00%, 11/20/47, Pool #MA4838	813,974
3,770,867	3.50%, 12/20/47, Pool #MA4900	3,870,388
385,565	4.00%, 12/20/47, Pool #MA4901	398,185
1,535,130	4.00%, 3/20/48, Pool #MA5078	1,586,759
3,672,855	4.50%, 8/20/48, Pool #MA5399	3,815,188
891,266	4.00%, 9/20/48, Pool #MA5466	923,177
694,412	Class NW, Series 2018-124, 3.50%, 9/20/48	719,328

		23,913,165

Total U.S. Government Agency Mortgages (Cost $97,671,718)		97,673,186

U.S. Treasury Obligations (27.2%):
U.S. Treasury Bills (1.4%)
3,242,000	2.16%, 4/11/19(c)	3,239,861
1,007,000	2.27%, 4/16/19(c)	1,005,987
405,000	2.35%, 6/20/19(c)	402,867

		4,648,715

U.S. Treasury Bonds (6.5%)
20,505,000	3.00%, 2/15/49	21,245,102

U.S. Treasury Inflation Index Bonds (0.4%)
1,148,103	0.75%, 7/15/28	1,173,288

U.S. Treasury Inflation Index Notes (0.2%)
90,102	0.13%, 7/15/24	88,966
737,652	0.38%, 7/15/25	737,002

		825,968

U.S. Treasury Notes (18.7%)
9,125,000	2.50%, 1/31/21	9,156,367
5,390,000	2.50%, 2/28/21	5,411,055
40,000	2.25%, 3/31/21	39,981
2,680,000	2.50%, 1/31/24	2,710,988
10,845,000	2.38%, 2/29/24	10,916,170
27,000,000	2.13%, 3/31/24	26,848,125
5,695,000	2.63%, 2/15/29	5,800,002

		60,882,688

Total U.S. Treasury Obligations (Cost $87,668,757)		88,775,761

Commercial Paper (0.2%):
685,000	Ford Motor Credit Co. LLC, 4.97%(a)(c)	684,622

Total Commercial Paper (Cost $684,824)		684,622

See accompanying notes to the schedules of portfolio investments.

AZL MetWest Total Return Bond Fund

Schedule of Portfolio Investments

March 31, 2019 (Unaudited)

Principal Amount		Fair Value
Short-Term Securities Held as Collateral for Securities on Loan (0.2%):
Miscellaneous Investments (0.2%)
620,191	Short-Term Investments(d)	$620,191

Total Short-Term Securities Held as Collateral for Securities on Loan (Cost $620,191)		620,191

Shares		Fair Value
Unaffiliated Investment Company (7.8%):
25,547,526	Dreyfus Treasury Securities Cash Management Fund, Institutional Shares, 2.27%(c)	25,547,526

Total Unaffiliated Investment Company (Cost $25,547,526)		25,547,526

Total Investment Securities (Cost $350,929,031) - 108.0%		353,543,080
Net other assets (liabilities) - (8.0)%		(26,310,416)

Net Assets - 100.0%		$327,232,664

Percentages indicated are based on net assets as of March 31, 2019.

12MTA	-	12 Month Treasury Average
GO	-	General Obligation
LIBOR	-	London Interbank Offered Rate
MTN	-	Medium Term Note
REMIC	-	Real Estate Mortgage Investment Conduit
TBA	-	To Be Announced Security
US0001M	-	1 Month US Dollar LIBOR
US0003M	-	3 Month US Dollar LIBOR
US0006M	-	6 Month US Dollar LIBOR

^	This security or a partial position of this security was on loan as of March 31, 2019. The total value of securities on loan as of March 31, 2019, was $595,268.
(a)

Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors. The sub-adviser has deemed these securities to be liquid based on procedures approved by the Board of Trustees.

(b)

The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate presented is the rate in effect at March 31, 2019.

(c)	The rate represents the effective yield at March 31, 2019.
(d)

Represents various short-term investments purchased with cash collateral held from securities lending. The value of the collateral could included collateral held for securities that were sold on or before March 31, 2019.

†	Represents less than 0.05%.

See accompanying notes to the schedules of portfolio investments.

AZL MetWest Total Return Bond Fund

Schedule of Portfolio Investments

March 31, 2019 (Unaudited)

Futures Contracts

Cash of $61,970 has been segregated to cover margin requirements for the following open contracts as of March 31, 2019:

Short Futures

Description	Expiration Date	Number of Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Euro-Bobl June Futures (Euro)	6/6/19	54	$(8,063,842)	$(66,263)

				$(66,263)

Long Futures

Description	Expiration Date	Number of Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
U.S. Treasury 2-Year Note June Futures (U.S. Dollar)	6/28/19	158	$33,668,820	$133,284
U.S. Treasury 5-Year Note June Futures (U.S. Dollar)	6/28/19	277	32,084,384	298,993

				$432,277

Total Net Futures Contracts				$366,014

See accompanying notes to the schedules of portfolio investments.

AZL MetWest Total Return Bond Fund

Schedule of Portfolio Investments

March 31, 2019 (Unaudited)

Swap Agreements

At March 31, 2019, the Fund’s open centrally cleared interest rate swap agreements were as follows:

Paid by the Fund		Received by the Fund
Rate	Frequency	Rate	Frequency	Expiration Date	Notional Amount		Upfront Premiums Paid/ (Received)	Value	Unrealized Appreciation/ (Depreciation)
3-Month U.S. Dollar LIBOR	Semi-annually	3.07%	Semi-annually	11/21/21	$17,660,000	USD	$—	$275,881	$275,881
3.08%	Semi-annually	3-Month U.S. Dollar LIBOR	Semi-annually	11/21/24	7,260,000	USD	—	(275,333)	(275,333)

								$548	$548

See accompanying notes to the schedules of portfolio investments.

AZL Mid Cap Index Fund

Schedule of Portfolio Investments

March 31, 2019 (Unaudited)

Shares		Fair Value
Common Stocks (98.7%):
Aerospace & Defense (0.8%):
30,154	Curtiss-Wright Corp.	$3,417,654
25,517	Teledyne Technologies, Inc.*	6,047,785

		9,465,439

Air Freight & Logistics (0.3%):
76,950	XPO Logistics, Inc.*	4,135,293

Airlines (0.3%):
216,015	JetBlue Airways Corp.*	3,534,005

Auto Components (1.0%):
61,037	Adient plc^	791,040
101,601	Dana Holding Corp.	1,802,402
62,516	Delphi Technologies plc	1,204,058
182,681	Gentex Corp.	3,777,843
163,630	Goodyear Tire & Rubber Co.	2,969,885
19,904	Visteon Corp.*	1,340,534

		11,885,762

Automobiles (0.2%):
36,863	Thor Industries, Inc.	2,299,145

Banks (7.1%):
115,810	Associated Banc-Corp.	2,472,544
63,910	BancorpSouth Bank^	1,803,540
29,042	Bank of Hawaii Corp.^	2,290,543
85,348	Bank OZK	2,473,385
53,894	Cathay General Bancorp	1,827,546
50,311	Chemical Financial Corp.^	2,070,801
69,556	Commerce Bancshares, Inc.^	4,038,421
44,391	Cullen/Frost Bankers, Inc.^	4,309,034
102,045	East West Bancorp, Inc.	4,895,099
228,452	F.N.B. Corp.^	2,421,591
47,787	First Financial Bankshares, Inc.^	2,761,133
224,262	First Horizon National Corp.^	3,135,183
119,718	Fulton Financial Corp.^	1,853,235
60,421	Hancock Holding Co.	2,441,008
109,371	Home Bancshares, Inc.^	1,921,648
38,380	International Bancshares Corp.	1,459,591
85,129	PacWest Bancorp	3,201,702
51,456	Pinnacle Financial Partners, Inc.^	2,814,643
46,795	Prosperity Bancshares, Inc.^	3,231,663
38,826	Signature Bank	4,972,445
149,894	Sterling Bancorp	2,792,525
112,151	Synovus Financial Corp.	3,853,508
115,558	TCF Financial Corp.	2,390,895
35,455	Texas Capital Bancshares, Inc.*	1,935,488
45,933	Trustmark Corp.^	1,544,727
31,111	UMB Financial Corp.^	1,992,348
155,094	Umpqua Holdings Corp.	2,559,051
71,953	United Bankshares, Inc.^	2,607,577
234,120	Valley National Bancorp^	2,242,870
64,962	Webster Financial Corp.^	3,291,625
39,891	Wintrust Financial Corp.	2,685,861

		84,291,230

Beverages (0.2%):
6,136	Boston Beer Co., Inc. (The), Class A*	1,808,463

Biotechnology (0.9%):
211,503	Exelixis, Inc.*	5,033,771
14,408	Ligand Pharmaceuticals, Inc., Class B*	1,811,230
30,811	United Therapeutics Corp.*	3,616,287

		10,461,288

Building Products (0.9%):
25,288	Lennox International, Inc.^	6,686,146
86,868	Resideo Technologies, Inc.*	1,675,684
41,553	Trex Co., Inc.*	2,556,341

		10,918,171

Shares		Fair Value
Common Stocks, continued
Capital Markets (2.9%):
81,157	Eaton Vance Corp.^	$3,271,439
28,889	Evercore Partners, Inc., Class A	2,628,899
26,801	FactSet Research Systems, Inc.^	6,653,884
67,285	Federated Investors, Inc., Class B^	1,972,123
52,873	Interactive Brokers Group, Inc., Class A^	2,743,051
116,267	Janus Henderson Group plc^	2,904,350
60,329	Legg Mason, Inc.	1,651,205
26,557	MarketAxess Holdings, Inc.^	6,535,147
90,977	SEI Investments Co.	4,753,548
50,770	Stifel Financial Corp.	2,678,625

		35,792,271

Chemicals (2.8%):
44,127	Ashland Global Holdings, Inc.	3,447,643
41,944	Cabot Corp.	1,746,129
117,712	Chemours Co. (The)^	4,374,177
29,329	Ingevity Corp.*	3,097,436
24,884	Minerals Technologies, Inc.	1,462,930
6,146	NewMarket Corp.^	2,664,660
116,197	Olin Corp.^	2,688,799
54,771	PolyOne Corp.	1,605,338
92,771	RPM International, Inc.	5,384,428
27,665	Scotts Miracle-Gro Co. (The)^	2,173,916
29,691	Sensient Technologies Corp.^	2,012,753
132,583	Valvoline, Inc.^	2,460,740

		33,118,949

Commercial Services & Supplies (1.5%):
34,985	Brink’s Co. (The)^	2,638,219
35,819	Clean Harbors, Inc.*	2,562,133
30,779	Deluxe Corp.	1,345,658
52,169	Healthcare Services Group, Inc.	1,721,055
41,504	Herman Miller, Inc.	1,460,111
30,658	HNI Corp.	1,112,579
24,709	MSA Safety, Inc.	2,554,911
131,843	Pitney Bowes, Inc.^	905,761
60,121	Stericycle, Inc.*^	3,271,784

		17,572,211

Communications Equipment (1.5%):
115,225	ARRIS International plc*	3,642,262
101,357	Ciena Corp.*	3,784,671
22,985	InterDigital, Inc.	1,516,550
53,628	Lumentum Holdings, Inc.*	3,032,127
49,297	NetScout Systems, Inc.*	1,383,767
23,130	Plantronics, Inc.	1,066,524
40,064	ViaSat, Inc.*^	3,104,960

		17,530,861

Construction & Engineering (1.2%):
110,270	Aecom Technology Corp.*^	3,271,711
21,962	Dycom Industries, Inc.*	1,008,934
39,462	EMCOR Group, Inc.	2,883,883
33,078	Granite Construction, Inc.	1,427,316
99,025	KBR, Inc.	1,890,387
43,398	MasTec, Inc.*^	2,087,444
15,463	Valmont Industries, Inc.	2,011,736

		14,581,411

Construction Materials (0.2%):
32,345	Eagle Materials, Inc., Class A	2,726,684

Consumer Finance (0.6%):
33,562	Green Dot Corp., Class A*	2,035,535
153,352	Navient Corp.	1,774,283
308,026	SLM Corp.	3,052,538

		6,862,356

See accompanying notes to the schedules of portfolio investments.

AZL Mid Cap Index Fund

Schedule of Portfolio Investments

March 31, 2019 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Containers & Packaging (1.4%):
44,389	AptarGroup, Inc.^	$4,722,545
64,272	Bemis Co., Inc.	3,565,811
18,555	Greif, Inc., Class A	765,394
108,258	Owens-Illinois, Inc.	2,054,737
54,427	Silgan Holdings, Inc.	1,612,672
70,422	Sonoco Products Co.^	4,333,066

		17,054,225

Distributors (0.4%):
27,759	Pool Corp.	4,579,402

Diversified Consumer Services (0.9%):
40,718	Adtalem Global Education, Inc.*	1,886,058
3,075	Graham Holdings Co., Class B	2,100,779
127,923	Service Corp. International^	5,136,108
23,173	Sotheby’s*^	874,781
27,161	Weight Watchers International, Inc.*	547,294

		10,545,020

Electric Utilities (1.5%):
36,306	ALLETE, Inc.	2,985,442
76,814	Hawaiian Electric Industries, Inc.	3,131,707
35,538	IDA Corp., Inc.	3,537,453
140,659	OGE Energy Corp.	6,065,216
56,100	PNM Resources, Inc.	2,655,774

		18,375,592

Electrical Equipment (1.3%):
28,112	Acuity Brands, Inc.^	3,373,721
30,337	EnerSys	1,976,759
38,500	Hubbell, Inc.	4,542,230
113,650	nVent Electric plc	3,066,277
30,153	Regal-Beloit Corp.	2,468,626

		15,427,613

Electronic Equipment, Instruments & Components (4.1%):
59,841	Arrow Electronics, Inc.*	4,611,347
76,410	Avnet, Inc.	3,313,902
27,765	Belden, Inc.	1,490,981
120,385	Cognex Corp.^	6,122,781
17,165	Coherent, Inc.*^	2,432,624
99,216	Jabil, Inc.	2,638,153
17,410	Littlelfuse, Inc.^	3,176,977
79,399	National Instruments Corp.	3,522,140
29,305	SYNNEX Corp.	2,795,404
26,304	Tech Data Corp.*	2,693,793
177,128	Trimble Navigation, Ltd.*	7,155,971
93,086	Vishay Intertechnology, Inc.^	1,719,298
37,946	Zebra Technologies Corp., Class A*	7,950,825

		49,624,196

Energy Equipment & Services (1.2%):
54,385	Apergy Corp.*	2,233,048
31,319	Core Laboratories NV	2,158,819
307,628	Ensco plc, Class A, ADR^	1,208,978
127,296	McDermott International, Inc.*^	947,082
69,391	Oceaneering International, Inc.*	1,094,296
150,562	Patterson-UTI Energy, Inc.	2,110,879
89,306	Rowan Cos. plc, Class A*	963,612
357,041	Transocean, Ltd.*	3,109,827

		13,826,541

Entertainment (1.0%):
75,097	Cinemark Holdings, Inc.	3,003,129
97,441	Live Nation, Inc.*	6,191,401
30,823	World Wrestling Entertainment, Inc., Class A^	2,674,820

		11,869,350

Shares		Fair Value
Common Stocks, continued
Equity Real Estate Investment Trusts (9.6%):
47,651	Alexander & Baldwin, Inc.	$1,212,241
96,625	American Campus Communities, Inc.	4,597,418
210,451	Brixmor Property Group, Inc.	3,865,985
68,098	Camden Property Trust	6,911,946
83,462	Corecivic, Inc.	1,623,336
25,915	Coresite Realty Corp.	2,773,423
77,702	Corporate Office Properties Trust	2,121,265
295,448	Cousins Properties, Inc.	2,854,028
76,290	Cyrusone, Inc.	4,000,648
113,959	Douglas Emmett, Inc.	4,606,223
52,787	EPR Properties	4,059,320
89,211	First Industrial Realty Trust, Inc.	3,154,501
85,600	Geo Group, Inc. (The)	1,643,520
88,320	Healthcare Realty Trust, Inc.	2,835,955
72,978	Highwoods Properties, Inc.	3,413,911
115,693	Hospitality Properties Trust	3,043,883
77,753	JBG SMITH Properties	3,215,087
71,169	Kilroy Realty Corp.	5,405,997
60,012	Lamar Advertising Co., Class A	4,756,551
104,263	Liberty Property Trust	5,048,414
32,902	Life Storage, Inc.	3,200,378
63,748	Mack-Cali Realty Corp.	1,415,206
268,547	Medical Properties Trust, Inc.	4,970,805
113,893	National Retail Properties, Inc.	6,308,533
143,921	Omega Healthcare Investors, Inc.	5,490,586
91,977	Pebblebrook Hotel Trust	2,856,806
47,657	Potlatch Corp.	1,800,958
91,068	Rayonier, Inc.	2,870,463
125,493	Sabra Health Care REIT, Inc.	2,443,349
167,119	Senior Housing Properties Trust	1,968,662
66,359	Tanger Factory Outlet Centers, Inc.	1,392,212
42,921	Taubman Centers, Inc.	2,269,662
126,089	Uniti Group, Inc.^	1,410,936
80,766	Urban Edge Properties	1,534,554
84,298	Weingarten Realty Investors	2,475,832

		113,552,594

Food & Staples Retailing (0.4%):
25,816	Casey’s General Stores, Inc.^	3,324,326
87,470	Sprouts Farmers Market, Inc.*^	1,884,104

		5,208,430

Food Products (1.7%):
128,960	Flowers Foods, Inc.^	2,749,427
62,838	Hain Celestial Group, Inc.*^	1,452,815
46,981	Ingredion, Inc.	4,448,630
13,772	Lancaster Colony Corp.^	2,157,935
46,859	Post Holdings, Inc.*	5,126,374
13,740	Sanderson Farms, Inc.^	1,811,482
13,646	Tootsie Roll Industries, Inc.	508,195
39,613	TreeHouse Foods, Inc.*	2,557,019

		20,811,877

Gas Utilities (1.9%):
60,801	National Fuel Gas Co.^	3,706,429
62,558	New Jersey Resources Corp.	3,114,763
36,989	ONE Gas, Inc.	3,293,131
37,343	Southwest Gas Corp.	3,071,835
35,853	Spire, Inc.	2,950,343
122,493	UGI Corp.	6,788,562

		22,925,063

See accompanying notes to the schedules of portfolio investments.

AZL Mid Cap Index Fund

Schedule of Portfolio Investments

March 31, 2019 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Health Care Equipment & Supplies (3.7%):
33,492	Avanos Medical, Inc.*^	$1,429,439
25,506	Cantel Medical Corp.	1,706,096
53,620	Globus Medical, Inc., Class A*	2,649,364
35,945	Haemonetics Corp.*	3,144,469
46,978	Hill-Rom Holdings, Inc.	4,973,091
11,703	ICU Medical, Inc.*	2,800,879
12,606	Inogen, Inc.*	1,202,234
49,943	Integra LifeSciences Holdings Corp.*	2,782,824
34,339	LivaNova plc*	3,339,468
34,473	Masimo Corp.*	4,766,926
36,388	NuVasive, Inc.*	2,066,475
59,609	STERIS plc	7,631,740
52,217	West Pharmaceutical Services, Inc.	5,754,313

		44,247,318

Health Care Providers & Services (2.3%):
62,444	Acadia Healthcare Co., Inc.*^	1,830,234
20,527	Amedisys, Inc.*	2,530,158
11,252	Chemed Corp.	3,601,428
67,328	Covetrus, Inc.*^	2,144,397
69,639	Encompass Health Corp.	4,066,918
38,250	HealthEquity, Inc.*^	2,829,735
61,958	MEDNAX, Inc.*	1,683,399
43,976	Molina Healthcare, Inc.*	6,242,832
58,004	Patterson Cos., Inc.^	1,267,387
58,300	Tenet Healthcare Corp.*^	1,681,372

		27,877,860

Health Care Technology (0.4%):
120,738	Allscripts Healthcare Solutions, Inc.*	1,151,841
43,887	Medidata Solutions, Inc.*	3,214,283

		4,366,124

Hotels, Restaurants & Leisure (4.0%):
56,307	Boyd Gaming Corp.^	1,540,560
26,426	Brinker International, Inc.^	1,172,786
410,856	Caesars Entertainment Corp.*	3,570,339
29,637	Cheesecake Factory, Inc. (The)	1,449,842
24,982	Churchill Downs, Inc.	2,254,875
16,943	Cracker Barrel Old Country Store, Inc.	2,738,158
28,922	Domino’s Pizza, Inc.	7,464,767
58,196	Dunkin’ Brands Group, Inc.^	4,370,520
45,909	Eldorado Resorts, Inc.*^	2,143,491
16,756	International Speedway Corp., Class A	731,064
18,142	Jack in the Box, Inc.^	1,470,591
27,718	Marriott Vacations Worldwide Corp.	2,591,633
15,780	Papa John’s International, Inc.^	835,551
74,927	Penn National Gaming, Inc.*	1,506,033
39,047	Scientific Games Corp., Class A*^	797,340
50,361	Six Flags Entertainment Corp.	2,485,315
46,904	Texas Roadhouse, Inc., Class A	2,916,960
128,173	Wendy’s Co. (The)	2,293,015
68,983	Wyndham Hotels & Resorts, Inc.	3,448,460
66,569	Wyndham Worldwide Corp.	2,695,379

		48,476,679

Household Durables (1.5%):
18,037	Helen of Troy, Ltd.*^	2,091,571
59,634	KB Home	1,441,354
2,396	NVR, Inc.*	6,629,732
32,348	Tempur Sealy International, Inc.*^	1,865,509
94,545	Toll Brothers, Inc.	3,422,529
100,250	TRI Pointe Homes, Inc.*^	1,267,160
34,243	Tupperware Brands Corp.	875,936

		17,593,791

Shares		Fair Value
Common Stocks, continued
Household Products (0.2%):
44,873	Energizer Holdings, Inc.^	$2,016,144

Industrial Conglomerates (0.4%):
40,364	Carlisle Cos., Inc.	4,949,434

Insurance (4.5%):
10,194	Alleghany Corp.*	6,242,806
49,470	American Financial Group, Inc.	4,759,509
163,599	Brown & Brown, Inc.	4,827,806
113,257	CNO Financial Group, Inc.	1,832,498
78,485	First American Financial Corp.	4,041,978
353,034	Genworth Financial, Inc., Class A*	1,352,120
28,593	Hanover Insurance Group, Inc. (The)	3,264,463
42,163	Kemper Corp.	3,210,291
19,288	Mercury General Corp.	965,750
200,618	Old Republic International Corp.	4,196,929
30,008	Primerica, Inc.	3,665,477
44,219	Reinsurance Group of America, Inc.	6,278,213
29,743	RenaissanceRe Holdings, Ltd.^	4,268,120
67,956	W.R. Berkley Corp.^	5,757,232

		54,663,192

Interactive Media & Services (0.2%):
43,694	Cars.com, Inc.*^	996,223
53,179	Yelp, Inc.*^	1,834,676

		2,830,899

IT Services (3.0%):
17,507	CACI International, Inc., Class A*	3,186,624
56,441	CoreLogic, Inc.*	2,102,992
103,000	Leidos Holdings, Inc.	6,601,271
48,169	LiveRamp Holdings, Inc.*	2,628,582
44,959	Maximus, Inc.	3,191,190
99,105	Perspecta, Inc.	2,003,903
194,039	Sabre Corp.	4,150,494
35,841	Science Applications International Corp.	2,757,965
82,662	Teradata Corp.*	3,608,196
30,375	WEX, Inc.*	5,831,696

		36,062,913

Leisure Products (0.5%):
61,329	Brunswick Corp.	3,086,689
40,382	Polaris Industries, Inc.^	3,409,452

		6,496,141

Life Sciences Tools & Services (1.8%):
14,193	Bio-Rad Laboratories, Inc., Class A*	4,338,516
26,616	Bio-Techne Corp.	5,284,607
34,010	Charles River Laboratories International, Inc.*	4,939,953
41,563	PRA Health Sciences, Inc.*	4,583,983
42,954	Syneos Health, Inc.*	2,223,299

		21,370,358

Machinery (4.9%):
45,291	AGCO Corp.	3,149,989
66,981	Colfax Corp.*^	1,987,996
35,732	Crane Co.	3,023,642
90,150	Donaldson Co., Inc.^	4,512,909
116,487	Graco, Inc.	5,768,436
53,412	IDEX Corp.	8,104,736
61,789	ITT, Inc.	3,583,762
57,913	Kennametal, Inc.	2,128,303
44,564	Lincoln Electric Holdings, Inc.	3,737,583
36,357	Nordson Corp.^	4,818,030
49,362	OshKosh Corp.	3,708,567

See accompanying notes to the schedules of portfolio investments.

AZL Mid Cap Index Fund

Schedule of Portfolio Investments

March 31, 2019 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Machinery, continued
43,658	Terex Corp.	$1,402,732
48,055	Timken Co.	2,096,159
74,792	Toro Co.	5,148,681
93,947	Trinity Industries, Inc.	2,041,468
39,375	Woodward, Inc.	3,736,294

		58,949,287

Marine (0.2%):
38,020	Kirby Corp.*^	2,855,682

Media (1.1%):
31,521	AMC Networks, Inc., Class A*	1,789,132
3,501	Cable One, Inc.	3,435,811
31,980	John Wiley & Sons, Inc., Class A	1,414,156
28,176	Meredith Corp.^	1,557,006
100,066	New York Times Co. (The), Class A	3,287,168
151,704	Tegna, Inc.	2,139,026

		13,622,299

Metals & Mining (2.0%):
88,414	Allegheny Technologies, Inc.*^	2,260,746
33,501	Carpenter Technology Corp.	1,536,021
82,957	Commercial Metals Co.	1,416,906
23,963	Compass Minerals International, Inc.	1,302,868
47,270	Reliance Steel & Aluminum Co.	4,266,590
46,144	Royal Gold, Inc.^	4,195,874
161,787	Steel Dynamics, Inc.	5,706,227
122,071	United States Steel Corp.^	2,379,164
27,668	Worthington Industries, Inc.	1,032,570

		24,096,966

Multiline Retail (0.3%):
13,033	Dillard’s, Inc., Class A^	938,637
36,345	Ollie’s Bargain Outlet Holdings, Inc.*^	3,101,319

		4,039,956

Multi-Utilities (0.7%):
38,045	Black Hills Corp.	2,817,993
137,949	MDU Resources Group, Inc.	3,563,223
35,535	NorthWestern Corp.	2,502,019

		8,883,235

Oil, Gas & Consumable Fuels (2.6%):
159,958	Callon Petroleum Co.*^	1,207,683
735,088	Chesapeake Energy Corp.*^	2,278,773
139,768	CNX Resources Corp.*^	1,505,301
179,351	EQT Corp.	3,719,740
143,042	Equitrans Midstream Corp.	3,115,455
72,913	Matador Resources Co.*^	1,409,408
114,573	Murphy Oil Corp.^	3,356,989
190,485	Oasis Petroleum, Inc.*^	1,150,529
84,629	PBF Energy, Inc., Class A	2,635,347
167,440	QEP Resources, Inc.*	1,304,358
146,725	Range Resources Corp.	1,649,189
73,179	SM Energy Co.	1,279,901
381,470	Southwestern Energy Co.*^	1,789,094
47,336	World Fuel Services Corp.	1,367,537
278,526	WPX Energy, Inc.*	3,651,476

		31,420,780

Paper & Forest Products (0.4%):
44,391	Domtar Corp.	2,204,013
95,412	Louisiana-Pacific Corp.	2,326,145

		4,530,158

Personal Products (0.3%):
37,943	Edgewell Personal Care Co.*^	1,665,318
39,131	Nu Skin Enterprises, Inc., Class A	1,872,810

		3,538,128

Shares		Fair Value
Common Stocks, continued
Pharmaceuticals (0.5%):
102,708	Catalent, Inc.*	$4,168,918
58,584	Mallinckrodt plc*	1,273,616
36,364	Prestige Brands Holdings, Inc.*^	1,087,647

		6,530,181

Professional Services (0.8%):
37,176	ASGN, Inc.*	2,360,304
26,253	Insperity, Inc.	3,246,446
42,552	ManpowerGroup, Inc.	3,518,625

		9,125,375

Real Estate Management & Development (0.5%):
32,141	Jones Lang LaSalle, Inc.	4,955,499
79,974	Realogy Holdings Corp.^	911,704

		5,867,203

Road & Rail (1.7%):
44,852	Avis Budget Group, Inc.*	1,563,541
39,666	Genesee & Wyoming, Inc., Class A*	3,456,495
87,783	Knight-Swift Transportation Holdings, Inc.	2,868,748
28,271	Landstar System, Inc.	3,092,565
45,748	Old Dominion Freight Line, Inc.^	6,605,553
37,450	Ryder System, Inc.	2,321,526
30,797	Werner Enterprises, Inc.	1,051,718

		20,960,146

Semiconductors & Semiconductor Equipment (3.4%):
41,678	Cirrus Logic, Inc.*	1,753,393
72,742	Cree, Inc.*^	4,162,297
256,426	Cypress Semiconductor Corp.	3,825,876
53,039	First Solar, Inc.*	2,802,581
91,007	Integrated Device Technology, Inc.*	4,458,433
38,202	MKS Instruments, Inc.	3,554,696
27,824	Monolithic Power Systems, Inc.	3,769,874
30,425	Silicon Laboratories, Inc.*	2,460,166
24,420	Synaptics, Inc.*^	970,695
122,357	Teradyne, Inc.	4,874,703
29,881	Universal Display Corp.	4,567,311
76,891	Versum Materials, Inc.	3,868,386

		41,068,411

Software (4.0%):
81,846	ACI Worldwide, Inc.*	2,690,278
34,159	Blackbaud, Inc.^	2,723,497
87,885	CDK Global, Inc.	5,169,396
27,169	CommVault Systems, Inc.*	1,758,921
20,486	Fair Isaac Corp.*	5,564,612
32,641	j2 Global, Inc.^	2,826,711
35,826	LogMeIn, Inc.	2,869,663
45,818	Manhattan Associates, Inc.*^	2,525,030
75,313	PTC, Inc.*^	6,942,352
116,948	Svmk, Inc.*	2,129,623
26,985	Tyler Technologies, Inc.*	5,515,734
22,325	Ultimate Software Group, Inc. (The)*	7,370,152

		48,085,969

Specialty Retail (2.1%):
47,358	Aaron’s, Inc.	2,491,031
118,352	American Eagle Outfitters, Inc.	2,623,864
40,426	AutoNation, Inc.*^	1,444,017
97,266	Bed Bath & Beyond, Inc.^	1,652,549
51,992	Dick’s Sporting Goods, Inc.^	1,913,826
39,282	Five Below, Inc.*^	4,880,788
63,381	Michaels Cos., Inc. (The)*	723,811
21,182	Murphy U.S.A., Inc.*	1,813,603
85,098	Sally Beauty Holdings, Inc.*^	1,566,654
36,488	Signet Jewelers, Ltd.^	991,014

See accompanying notes to the schedules of portfolio investments.

AZL Mid Cap Index Fund

Schedule of Portfolio Investments

March 31, 2019 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Specialty Retail, continued
53,151	Urban Outfitters, Inc.*	$1,575,396
56,622	Williams-Sonoma, Inc.	3,186,119

		24,862,672

Technology Hardware, Storage & Peripherals (0.2%):
83,820	NCR Corp.*	2,287,448

Textiles, Apparel & Luxury Goods (0.8%):
32,082	Carter’s, Inc.	3,233,544
20,542	Deckers Outdoor Corp.*	3,019,469
94,365	Skechers U.S.A., Inc., Class A*	3,171,608

		9,424,621

Thrifts & Mortgage Finance (0.6%):
5,225	LendingTree, Inc.*	1,836,901
329,332	New York Community Bancorp, Inc.	3,810,371
57,484	Washington Federal, Inc.	1,660,713

		7,307,985

Trading Companies & Distributors (0.7%):
25,792	GATX Corp.^	1,969,735
31,815	MSC Industrial Direct Co., Inc., Class A	2,631,419
76,000	NOW, Inc.*	1,060,960
22,645	Watsco, Inc.	3,242,990

		8,905,104

Water Utilities (0.4%):
125,540	Aqua America, Inc.^	4,574,678

Wireless Telecommunication Services (0.2%):
66,069	Telephone & Data Systems, Inc.	2,030,300

Total Common Stocks (Cost $1,011,865,167)		1,184,700,879

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Private Placements (1.1%):
Internet & Direct Marketing Retail (0.9%):
$ 76,914	Airbnb, Inc., Series D, 0.00%(a)(b)	10,721,811

Software (0.2%):
229,712	Palantir Technologies, Inc., Series G, 0.00%*(a)(b)	1,458,672
67,672	Palantir Technologies, Inc., Series H, 0.00%(a)(b)	429,717
67,672	Palantir Technologies, Inc., Series H1, 0.00%(a)(b)	429,717

		2,318,106

Total Private Placements (Cost $4,309,378)		13,039,917

Unaffiliated Investment Company (0.5%):
5,907,627	Dreyfus Treasury Securities Cash Management Fund, Institutional Shares, 2.27%(c)	5,907,627

Total Unaffiliated Investment Company (Cost $5,907,627)		5,907,627

Short-Term Securities Held as Collateral for Securities on Loan (15.2%)(d)
Floating Rate Notes (10.3%)
2,701,162	Apple Inc, 2.70%, 5/6/19	2,700,884
2,789,393	Australia & New Zealand Banking, 2.64%, 8/23/19	2,789,000
1,884,999	Bank of America Corp, 2.62%, 8/14/19	1,885,000
2,805,470	Bank of Montreal, 2.89%, 12/23/19	2,800,000
1,673,409	Bank of Montreal, 2.81%, 2/3/20	1,673,000
2,597,191	Bank of Nova Scotia, 2.79%, 5/24/19	2,596,000
3,564,426	BNP Paribas, 2.85%, 5/8/19	3,564,000
3,435,569	BNP Paribas, 2.78%, 5/21/19	3,435,000
1,736,345	BNP Paribas, 2.76%, 6/4/19	1,736,000
3,154,748	Canadian Imperial Bank of Commerce, 2.96%, 7/5/19	3,153,259
3,392,322	Commonwealth Bank of Australia, 2.84%, 5/3/19	3,392,000
2,500,598	Cooperatieve Rabobank UA, 2.68%, 9/13/19	2,500,000
1,900,148	Cooperatieve Rabobank UA, 2.90%, 4/23/19	1,900,000
1,100,273	Cooperatieve Rabobank UA, 2.67%, 9/9/19	1,100,000
1,904,646	Credit Agricole Groupe, 2.76%, 6/3/19	1,904,043
1,904,646	Credit Agricole Groupe, 2.76%, 6/3/19	1,904,043
3,501,027	DNB Bank ASA, 2.67%, 9/11/19	3,500,000
1,993,309	DNB Bank ASA, 2.79%, 1/29/20	1,993,000
2,527,402	Groupe BPCE, 2.84%, 1/31/20	2,527,000
1,509,444	Groupe BPCE, 2.77%, 5/2/19	1,509,000
4,538,736	Groupe Credit Mutuel, 2.76%, 5/20/19	4,537,000
3,101,683	Groupe Credit Mutuel, 2.80%, 6/4/19	3,100,000

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Short-Term Securities Held as Collateral for Securities on Loan, continued
Floating Rate Notes continued
1,922,534	HSBC Holdings plc, 2.75%, 4/30/19	1,922,000
1,800,140	HSBC Holdings plc, 2.81%, 2/4/20	1,800,000
1,583,485	Lloyds Banking Group plc, 2.67%, 8/15/19	1,583,000
2,558,295	Mizuho Financial Group Inc, 2.81%, 5/28/19	2,557,000
1,500,219	Mizuho Financial Group Inc, 2.65%, 8/5/19	1,500,000
3,485,435	National Australia Bank Ltd, 2.74%, 5/21/19	3,485,000
3,301,151	National Australia Bank Ltd, 2.69%, 8/2/19	3,300,000
3,000,948	National Bank of Canada, 2.75%, 5/7/19	3,000,000
3,677,037	Nordea Bank ABP, 2.64%, 4/1/19	3,677,000
3,396,333	Nordea Bank ABP, 2.71%, 5/21/19	3,396,000
1,900,551	Nordea Bank ABP, 2.66%, 6/10/19	1,900,000
2,261,154	Oversea-Chinese Banking Corp Ltd, 2.95%, 4/16/19	2,261,000
3,320,274	Royal Bank of Canada, 2.93%, 4/18/19	3,320,000
3,081,491	Royal Bank of Canada, 2.81%, 5/23/19	3,080,000
2,669,062	Royal Bank of Canada, 2.78%, 8/15/19	2,668,000
2,900,338	Skandinaviska Enskilda Banken Ab (Seb), 2.68%, 6/6/19	2,900,000
1,099,995	Societe Generale, 2.89%, 1/24/20	1,100,000
3,157,525	Sumitomo Mitsui Financial Gr, 2.79%, 5/2/19	3,157,000
1,500,284	Sumitomo Mitsui Financial Gr, 2.78%, 5/8/19	1,500,000
3,000,552	Sumitomo Mitsui Trust Holdings, Inc, 2.77%, 5/7/19	3,000,000
2,901,421	Sumitomo Mitsui Trust Holdings, Inc, 2.80%, 5/28/19	2,900,000
1,559,763	Svenska Handelsbanken AB, 2.79%, 5/30/19	1,559,000
1,628,445	Toronto-Dominion Bank, 2.77%, 6/7/19	1,628,000
2,700,531	Wells Fargo & Co, 2.91%, 5/3/19	2,700,000
1,392,971	Wells Fargo & Co, 2.95%, 5/23/19	1,392,000
2,603,469	Westpac Banking Corp, 2.76%, 8/16/19	2,603,000
1,900,608	Westpac Banking Corp, 2.73%, 9/19/19	1,900,000
1,700,274	Westpac Banking Corp, 2.79%, 8/2/19	1,700,125

		123,686,354

Miscellaneous Investments (4.9%)
59,350,940	Short-Term Investments(e)	59,350,940

Total Short-Term Securities Held as Collateral for Securities on Loan (Cost $183,037,294)		183,037,294

Total Investment Securities (Cost $1,205,119,466) - 115.5%)		1,386,685,717
Net other assets (liabilities) - (15.5)%		(185,629,282)

Net Assets - 100.0%		$1,201,056,435

Percentages indicated are based on net assets as of March 31, 2019.

ADR	-	American Depositary Receipt

*	Non-income producing security.
^	This security or a partial position of this security was on loan as of March 31, 2019. The total value of securities on loan as of March 31, 2019, was $179,668,001.
(a)

Security was valued using unobservable inputs in good faith pursuant to procedures approved by the Board of Trustees as of March 31, 2019. The total of all such securities represent 1.09% of the net assets of the fund.

(b)

Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors. The sub-adviser has deemed these securities to be illiquid based on procedures approved by the Board of Trustees. As of March 31, 2019, these securities represent 1.09% of the net assets of the fund.

(c)	The rate represents the effective yield at March 31, 2019.
(d)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before March 31, 2019.
(e)

Represents various short-term investments purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before March 31, 2019.

See accompanying notes to the schedules of portfolio investments.

AZL Mid Cap Index Fund

Schedule of Portfolio Investments

March 31, 2019 (Unaudited)

Futures Contracts

Cash of $381,000 has been segregated to cover margin requirements for the following open contracts as of March 31, 2019:

Long Futures

Description	Expiration Date	Number of Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P MidCap 400 E-Mini June Futures (U.S Dollar)	6/21/19	46	$8,744,600	$117,425

				$117,425

See accompanying notes to the schedules of portfolio investments.

AZL Moderate Index Strategy Fund

Schedule of Portfolio Investments

March 31, 2019 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Affiliated Investment Companies (100.0%):
Domestic Equity Funds (45.1%):
2,591,403	AZL Mid Cap Index Fund, Class 2	$56,337,096
2,016,017	AZL Small Cap Stock Index Fund, Class 2	27,357,348
11,834,788	AZL S&P 500 Index Fund, Class 2	196,220,786

		279,915,230
Fixed Income Funds (39.9%):
22,723,182	AZL Enhanced Bond Index Fund	247,682,689

		247,682,689
International Equity Funds (15.0%):
5,946,951	AZL International Index Fund, Class 2	93,248,185

		93,248,185

Total Affiliated Investment Companies (Cost $566,940,872)		620,846,104

Total Investment Securities (Cost $566,940,872) - 100.0%		620,846,104
Net other assets (liabilities) - 0.0%		(161,426)

Net Assets - 100.0%		$620,684,678

Percentages indicated are based on net assets as of March 31, 2019.

See accompanying notes to the schedules of portfolio investments.

AZL Morgan Stanley Global Real Estate Fund

Schedule of Portfolio Investments

March 31, 2019 (Unaudited)

Shares		Fair Value
Common Stocks (98.6%):
Diversified Real Estate Activities (7.9%):
40,883	Henderson Land Development Co., Ltd.	$259,867
111,111	Mitsubishi Estate Co., Ltd.	2,018,362
75,298	Mitsui Fudosan Co., Ltd.	1,897,509
352,801	New World Development Co., Ltd.	585,107
32,131	Sumitomo Realty & Development Co., Ltd.	1,333,505
150,971	Sun Hung Kai Properties, Ltd.	2,590,382
23,915	UOL Group, Ltd.	123,139
53,399	Wharf Holdings, Ltd. (The)	161,205

		8,969,076

Diversified REITs (6.5%):
47	Activia Properties, Inc.	195,272
21	Daiwahouse Residential Investment Corp.	46,625
3,184	Fonciere des Regions SA	338,075
5,953	Gecina SA	881,024
134,607	GPT Group	592,979
9,819	H&R Real Estate Investment Trust^	172,027
45	Hulic REIT, Inc.	76,695
3,982	ICADE	336,887
18	Kenedix Office Investment Corp.	125,010
131,708	Land Securities Group plc	1,568,596
22,880	Lexington Realty Trust	207,293
62,195	Merlin Properties Socimi SA	813,949
194,983	Mirvac Group	379,872
404	Nomura Real Estate Master Fund, Inc.	595,515
138	Premier Investment Corp.	173,986
98,259	Stockland Trust Group	268,859
44,464	Suntec REIT	64,058
307	United Urban Investment Corp.	484,948

		7,321,670

Health Care REITs (3.2%):
12,108	HCP, Inc.	378,980
47,398	Healthcare Realty Trust, Inc.	1,521,950
17,184	Healthcare Trust of America, Inc., Class A	491,291
11,450	Ventas, Inc.	730,625
8,865	Welltower, Inc.	687,924

		3,810,770

Hotel & Resort REITs (5.6%):
25,117	Chesapeake Lodging Trust^	698,504
100,886	DiamondRock Hospitality, Co.	1,092,595
124,667	Host Hotels & Resorts, Inc.	2,356,206
119	Invincible Investment Corp.	58,272
417	Japan Hotel REIT Investment Corp.	336,327
80,668	RLJ Lodging Trust	1,417,337
21,951	Sunstone Hotel Investors, Inc.	316,094

		6,275,335

Industrial REITs (5.2%):
99,098	Ascendas Real Estate Investment Trust	213,068
11,130	Duke Realty Corp.	340,355
365	GLP J-REIT	391,396
86,223	Macquarie Goodman Group	816,596
33,700	Mapletree Industrial Trust	52,255
72,100	Mapletree Logistics Trust	77,787
52	Nippon Prologis REIT, Inc.	110,699
52,573	ProLogis, Inc.	3,782,627
31,629	SERGO plc	277,455

		6,062,238

Shares		Fair Value
Common Stocks, continued
Office REITs (20.3%):
5,321	Alexandria Real Estate Equities, Inc.	$758,562
18,801	Alstria Office REIT-AG	305,813
29,222	Boston Properties, Inc.	3,912,241
4,976	Brandywine Realty Trust	78,919
154,944	CapitaLand Commercial Trust	222,157
256,000	Champion REIT	221,759
37,176	Columbia Property Trust, Inc.	836,832
8,525	Corporate Office Properties Trust	232,733
29,948	Cousins Properties, Inc.	289,298
16,842	Derwent Valley Holdings plc	706,969
75,520	Dexus Property Group	682,790
63,731	Great Portland Estates plc	619,958
217,148	Green REIT plc	365,736
153,937	Hibernia REIT plc	230,696
25,797	Hudson Pacific Properties, Inc.	887,933
30,175	Inmobiliaria Colonial SA	310,284
148	Japan Real Estate Investment Corp.	872,631
11,652	JBG SMITH Properties	481,810
5,494	Kilroy Realty Corp.	417,324
43,681	Mack-Cali Realty Corp.	969,718
95	Mori Trust Sogo REIT, Inc.	147,697
167	Nippon Building Fund, Inc.	1,130,834
1,629	NSI NV	69,164
42	ORIX JREIT, Inc.	72,065
89,426	Paramount Group, Inc.	1,268,955
48,556	SL Green Realty Corp.	4,366,156
21,441	Tier REIT, Inc.	614,499
32,209	Vornado Realty Trust	2,172,175
1,871	Workspace Group plc	23,806

		23,269,514

Real Estate Development (2.8%):
129,925	China Overseas Land & Investment, Ltd.	494,172
84,000	China Resources Land, Ltd.	376,614
107,040	CK Asset Holdings, Ltd.	951,682
23,000	Country Garden Holdings Co., Ltd.	35,915
10,800	Guangzhou R&F Properties Co., Ltd., Class H	23,358
99,500	Longfor Properties Co., Ltd.	350,428
229,073	Sino Land Co., Ltd.	442,936
41,961	St. Modwen Properties plc	217,081
103,833	Urban & Civic plc	369,270

		3,261,456

Real Estate Operating Companies (9.0%):
3,386	ADO Properties SA	192,485
37,730	Atrium European Real Estate, Ltd.	140,931
9,707	Atrium Ljungberg AB, Class B	165,948
2,485,087	BGP Holdings plc*(a)	2,787
46,415	Capital & Counties Properties plc	145,708
6,167	Carmila SA	117,812
6,140	Castellum AB	119,158
2,267	Deutsche Euroshop AG	68,691
15,215	Deutsche Wohnen AG	738,000
27,578	Entra ASA	416,524
46,702	First Capital Realty, Inc.	747,959
46,925	Grainger Trust plc	144,540
258,052	Hongkong Land Holdings, Ltd.	1,836,770
20,022	Hufvudstaden AB^	347,517
12,756	Hulic Co., Ltd.	125,368
60,669	Hysan Development Co., Ltd.	324,976
17,948	Kojamo Oyj	216,032
15,511	Kungsleden AB	123,497
1,644	LEG Immobilien AG	201,815
89,127	LXB Retail Properties plc	1,830
33,959	Norwegian Property ASA	42,790
2,061	PSP Swiss Property AG	224,012
349,729	Swire Properties, Ltd.	1,504,660

See accompanying notes to the schedules of portfolio investments.

AZL Morgan Stanley Global Real Estate Fund

Schedule of Portfolio Investments

March 31, 2019 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Real Estate Operating Companies, continued
26,861	Vonovia SE	$1,392,182
133,710	Wharf Real Estate Investment Co., Ltd.	995,518

		10,337,510

Residential REITs (11.1%):
120	Advance Residence Investment	334,407
12,380	American Campus Communities, Inc.	589,040
51,151	American Homes 4 Rent, Class A	1,162,151
6,081	Apartment Investment & Management Co.*	305,813
16,680	AvalonBay Communities, Inc.	3,348,176
3,878	Boardwalk REIT	118,354
13,825	Camden Property Trust	1,403,238
27,962	Equity Residential Property Trust	2,106,098
3,417	Essex Property Trust, Inc.	988,333
45,087	Invitation Homes, Inc.	1,096,967
6,186	Mid-America Apartment Communities, Inc.	676,315
11,772	UDR, Inc.	535,155

		12,664,047

Retail REITs (22.5%):
185,928	British Land Co. plc	1,426,690
65,845	Brixmor Property Group, Inc.	1,209,573
206,352	CapitaMall Trust	362,722
14,721	Crombie REIT	156,773
17,042	Eurocommercial Properties NV	491,891
30	Frontier Real Estate Investment Corp.	125,840
56,266	Hammerson plc	246,454
265	Japan Retail Fund Investment Corp.	532,830
62,236	Klepierre	2,179,573
58,020	Liberty International plc	80,590
235,884	Link REIT (The)	2,758,412
62,816	Macerich Co. (The)^	2,723,074
23,683	Mercialys SA	332,195
30,859	Regency Centers Corp.	2,082,674
40,119	RioCan REIT	794,754
368,505	Scentre Group	1,077,701
5,153	Shaftesbury plc	59,108
37,389	Simon Property Group, Inc.	6,812,650
4,345	Smart Real Estate Investment Trust	113,844
9,836	Unibail-Rodamco-Westfield^	1,612,231
256,719	Vicinity Centres	473,522
3,495	Wereldhave NV	95,621

		25,748,722

Specialized REITs (4.5%):
33,382	CubeSmart	1,069,559
10,855	Digital Realty Trust, Inc.^	1,291,745
5,790	Extra Space Storage, Inc.	590,059
14,487	Gaming & Leisure Properties, Inc.	558,764
2,380	Life Storage, Inc.	231,503
6,266	Public Storage, Inc.	1,364,609
3,271	QTS Realty Trust, Inc., Class A^	147,162

		5,253,401

Total Common Stocks (Cost $99,035,006)		112,973,739

Shares or Principal Amount		Fair Value
Short-Term Securities Held as Collateral for Securities on Loan (4.7%)
Miscellaneous Investments (4.7%)
5,376,677	Short-Term Investments(b)	5,376,677

Total Short-Term Securities Held as Collateral for Securities on Loan (Cost $5,376,677)		5,376,677

Shares or Principal Amount		Fair Value
Unaffiliated Investment Company (0.7%):
843,156	Dreyfus Treasury Securities Cash Management Fund, Institutional Shares, 2.27%(c)	843,156

Total Unaffiliated Investment Company (Cost $843,156)		843,156

Total Investment Securities (Cost $105,254,839) - 104.0%		119,193,572
Net other assets (liabilities) - (4.0)%		(4,530,397)

Net Assets - 100.0%		$114,663,175

Percentages indicated are based on net assets as of March 31, 2019.

*	Non-income producing security.
^	This security or a partial position of this security was on loan as of March 31, 2019. The total value of securities on loan as of March 31, 2019, was $5,191,576.
(a)

Security was valued using unobservable inputs in good faith pursuant to procedures approved by the Board of Trustees as of March 31, 2019. The total of all such securities represent 0.00% of the net assets of the fund.

(b)

Represents various short-term investments purchased with cash collateral held from securities lending. The value of the collateral could included collateral held for securities that were sold on or before March 31, 2019.

(c)	The rate represents the effective yield at March 31, 2019.

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investments as of March 31, 2019:

Country	Percentage
Australia	3.6%
Bermuda	1.5%
Canada	1.8%
China	0.3%
Finland	0.2%
France	4.9%
Germany	2.4%
Hong Kong	9.8%
Ireland	0.5%
Japan	9.4%
Jersey	0.1%
Netherlands	0.6%
Norway	0.4%
Singapore	0.9%
Spain	0.9%
Sweden	0.6%
Switzerland	0.2%
United Kingdom	4.9%
United States	57.0%

100.0%

See accompanying notes to the schedules of portfolio investments.

AZL MSCI Emerging Markets Equity Index Fund

Schedule of Portfolio Investments

March 31, 2019 (Unaudited)

Shares		Fair Value
Common Stocks (96.7%):
Aerospace & Defense (0.1%):
23,219	Aselsan Elektronik Sanayi Ve Ticaret AS	$88,824
139,000	AviChina Industry & Technology Co., Ltd., Class H	88,708
45,601	Embraer SA	214,912
4,568	Korea Aerospace Industries, Ltd.	142,258

		534,702

Air Freight & Logistics (0.1%):
1,279	Hyundai Glovis Co., Ltd.	144,979
183,000	Sinotrans, Ltd.	78,557
19,082	ZTO Express Cayman, Inc., ADR	348,819

		572,355

Airlines (0.2%):
126,000	Air China, Ltd.	155,033
89,500	AirAsia Berhad	58,409
188,000	China Airlines, Ltd.	60,216
39,299	China Eastern Airlines Corp., Ltd.	40,757
126,000	China Southern Airlines Co., Ltd., Class H	111,229
159,702	Eva Airways Corp.	78,324
5,453	InterGlobe Aviation, Ltd.	112,431
3,195	Korean Air Lines Co., Ltd.	89,720
18,311	Latam Airlines Group SA	194,809
28,736	Turk Hava Yollari Anonim Ortakligi*	66,790

		967,718

Auto Components (0.5%):
15,044	Bharat Forge, Ltd.	111,124
395	Bosch, Ltd.	103,591
131,000	Cheng Shin Rubber Industry Co., Ltd.	178,186
182,000	China First Capital Group, Ltd.*	96,219
37,200	Fuyao Glass Industry Group Co., Ltd., Class H	124,859
4,192	Hankook Tire Co., Ltd.	138,363
13,072	Hanon Systems	130,696
4,195	Hyundai Mobis Co., Ltd.	771,762
66,627	Motherson Sumi Systems, Ltd.	144,402
45,000	Nexteer Automotive Group, Ltd.	55,599

		1,854,801

Automobiles (1.9%):
1,231,900	Astra International Tbk PT	634,956
91,500	BAIC Motor Corp., Ltd., Class H	59,792
4,948	Bajaj Auto, Ltd.	208,049
182,000	Brilliance China Automotive Holdings, Ltd.	180,359
41,500	BYD Co., Ltd., Class H^	250,036
188,000	Dongfeng Motor Corp., Class H	188,229
791	Eicher Motors, Ltd.	234,178
5,291	Ford Otomotiv Sanayi AS	46,384
314,000	Geely Automobile Holdings, Ltd.	599,903
203,000	Great Wall Motor Co., Ltd., Class H	152,294
179,200	Guangzhou Automobile Group Co., Ltd.	211,595
2,796	Hero MotoCorp, Ltd.	103,137
8,573	Hyundai Motor Co.	903,163
1,672	Hyundai Motor Co., Ltd.	101,929
15,864	Kia Motors Corp.	494,276
44,754	Mahindra & Mahindra, Ltd.	435,618
6,474	Maruti Suzuki India, Ltd.	624,291
7,500	SAIC Motor Corp., Ltd.	29,208
94,030	Tata Motors, Ltd.*	236,674

		5,694,071

Shares		Fair Value
Common Stocks, continued
Banks (15.3%):
43,545	Absa Group, Ltd.	$459,478
126,709	Abu Dhabi Commercial Bank	327,171
119,900	Agricultural Bank of China, Ltd.	66,597
1,832,000	Agricultural Bank of China, Ltd., Class A	844,779
167,677	Akbank T.A.S.*	190,637
6,260	Alior Bank SA*	97,572
71,600	Alliance Bank Malaysia BHD	71,801
86,256	Alpha Bank SA*	119,422
89,500	AMMB Holdings Berhad	100,069
113,927	Axis Bank, Ltd.*	1,276,236
61,866	Banco Bradesco SA	598,148
1,647,450	Banco de Chile	242,715
2,822	Banco de Credito e Inversiones	180,528
53,277	Banco do Brasil SA	663,037
25,431	Banco Santander Brasil SA	285,634
4,100,296	Banco Santander Chile	308,645
113,116	Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand, Class B	154,636
28,297	Bancolombia SA	358,816
13,323	Bancolombia SA	165,595
16,800	Bangkok Bank Public Co., Ltd.	109,740
2,261	Bank Handlowy w Warszawie SA	39,769
41,982	Bank Millennium SA*	97,838
35,300	Bank of Beijing Co., Ltd., Class A	32,658
4,879,000	Bank of China, Ltd.	2,212,544
57,900	Bank of China, Ltd., Class A	32,500
36,200	Bank of Communications Co., Ltd., Class A	33,711
568,000	Bank of Communications Co., Ltd., Class H	465,236
17,900	Bank of Shanghai Co., Ltd., Class A	31,994
59,366	Bank of the Philippine Islands	95,228
10,434	Bank Pekao SA	299,156
121,514	BDO Unibank, Inc.	309,952
15,577	BNK Financial Group, Inc.	91,668
2,403	Capitec Bank Holdings, Ltd.	224,962
344,344	Chang Hwa Commercial Bank	206,308
574,000	China Citic Bank Co., Ltd.	365,592
5,906,000	China Construction Bank	5,063,042
32,600	China Construction Bank Corp.	33,702
881,000	China Development Financial Holding Corp.	294,759
68,200	China Everbright Bank Co., Ltd.	41,750
136,000	China Everbright Bank Co., Ltd., Class H	64,272
248,500	China Merchants Bank Co., Ltd.	1,207,546
21,444	China Merchants Bank Co., Ltd.	108,210
385,800	China Minsheng Banking Corp., Ltd.	280,116
70,300	China Minsheng Banking Corp., Ltd., Class A	66,495
1,064,000	Chinatrust Financial Holding Co., Ltd.	706,251
174,000	Chongqing Rural Commercial Bank Co., Ltd.	100,405
298,000	CIMB Group Holdings Berhad	376,477
12,087	Commercial Bank of Qatar Qsc (The)	149,288
89,846	Commercial International Bank Egypt SAE	354,341
4,163	Credicorp, Ltd.	998,912
12,002	DGB Financial Group, Inc.	86,389
114,022	Dubai Islamic Bank	152,196
626,283	E.Sun Financial Holding Co., Ltd.	483,009
610,136	First Financial Holdings Co., Ltd.	417,997
261,844	Grupo Aval Acciones y Valores	101,499
164,121	Grupo Financiero Banorte SAB de C.V.	892,543

See accompanying notes to the schedules of portfolio investments.

AZL MSCI Emerging Markets Equity Index Fund

Schedule of Portfolio Investments

March 31, 2019 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Banks, continued
136,092	Grupo Financiero Inbursa SAB de C.V., Class O	$188,569
42,000	Habib Bank, Ltd.	39,557
17,291	Hana Financial Holdings Group, Inc.	554,478
40,600	Hong Leong Bank Berhad	202,166
15,800	Hong Leong Financial Group Berhad	74,306
490,910	Hua Nan Financial Holdings Co., Ltd.	309,248
26,900	Huaxia Bank Co., Ltd., Class A	33,026
149,220	ICICI Bank, Ltd.	862,959
4,264,000	Industrial & Commercial Bank of China, Ltd, Class H	3,123,100
46,800	Industrial & Commercial Bank of China, Ltd., Class A	38,785
20,000	Industrial Bank Co., Ltd.	54,277
15,412	Industrial Bank of Korea (IBK)	190,769
10,639,682	Itau Corpbanca	93,873
275,340	Itausa - Investimentos Itau S.A.	842,590
74,100	Kasikornbank Public Co., Ltd.	438,480
38,800	Kasikornbank Public Co., Ltd.	229,596
24,826	KB Financial Group, Inc.	917,541
4,645	Komercni Banka AS	189,866
238,400	Krung Thai Bank	144,238
220,301	Malayan Banking Berhad	500,320
23,698	Masraf Al Rayan	239,433
1,057	mBank SA	117,122
34,700	MCB Bank, Ltd.	48,469
686,000	Mega Financial Holdings Co., Ltd.	624,084
55,091	Metropolitan Bank & Trust	83,855
32,671	Moneta Money Bank AS	112,790
155,419	National Bank of Abu Dhabi PJSC	646,444
23,635	Nedcor, Ltd.	411,911
14,192	OTP Bank Nyrt	625,216
20,400	Ping An Bank Co., Ltd., Class A	38,971
426,000	Postal Savings Bank of China Co., Ltd., Class H	243,652
55,673	Powszechna Kasa Oszczednosci Bank Polski SA	559,799
597,000	PT Bank Central Asia Tbk	1,164,727
172,300	PT Bank Danamon Indonesia Tbk	112,599
1,202,500	PT Bank Mandiri Tbk*	630,040
474,500	PT Bank Negara Indonesia Tbk*	313,707
3,407,400	PT Bank Rakyat Indonesia Tbk	987,669
172,600	Public Bank Berhad	980,250
7,195	Qatar Islamic Bank	300,021
27,827	Qatar National Bank	1,381,022
56,400	RHB Capital Berhad	78,761
2,138	Santander Bank Polska SA	212,424
159,940	Sberbank of Russia, ADR	2,108,009
7,820	Security Bank Corp.	25,773
132,000	Shanghai Commercial & Savings Bank, Ltd. (The)	208,517
29,200	Shanghai Pudong Development Bank Co., Ltd.	49,154
24,666	Shinhan Financial Group Co., Ltd.	913,810
110,800	Siam Commercial Bank Public Co., Ltd.	461,144
676,800	SinoPac Financial Holdings Co., Ltd.	250,565
80,328	Standard Bank Group, Ltd.	1,032,419
113,223	State Bank of India*	523,498
634,401	Taishin Financial Holding Co., Ltd.	289,422
228,441	Taiwan Business Bank	88,969
522,754	Taiwan Cooperative Financial Holding Co., Ltd.	331,057
507,300	TMB Bank PCL	32,613
137,866	Turkiye Garanti Bankasi AS	206,744
43,823	Turkiye Halk Bankasi AS	50,271

Shares		Fair Value
Common Stocks, continued
Banks, continued
104,602	Turkiye Is Bankasi AS, Class C	$103,436
69,455	VTB Bank OJSC, GDR	79,315
29,773	Woori Financial Group, Inc.*	360,686
103,763	Yes Bank, Ltd.	411,433

		49,607,116

Beverages (1.1%):
291,714	Ambev SA Com Npv	1,254,099
14,344	Anadolu Efes Biracilik ve Malt Sanayii AS	45,135
28,489	Arca Continental SAB de C.V.	158,735
92,000	China Resources Enterprises, Ltd.	387,290
23,272	Coca-Cola Femsa	153,866
10,230	Compania Cervecerias Unidas SA	146,551
18,016	Embotelladora Andina SA	65,833
123,757	Fomento Economico Mexicano S.A.B. de C.V.	1,142,443
1,900	Jiangsu Yanghe Brewery Joint-Stock Co., Ltd., Class A	36,950
1,072	Kweichow Moutai Co., Ltd.	136,813
5,200	Luzhou Laojiao Co., Ltd.	51,596
22,000	Tsingtao Brewery Co., Ltd., Class H	103,822
18,855	United Spirits, Ltd.*	150,525
7,300	Wuliangye Yibin Co., Ltd., Class A	103,371

		3,937,029

Biotechnology (0.6%):
92,000	3SBio, Inc.^	180,922
5,105	Celltrion, Inc.*	816,679
290	Medy-Tox, Inc.	149,970
3,523	Sillajen, Inc.*	200,999
11,000	Taimed Biologics, Inc.*	59,906
821	Viromed Co., Ltd.*	203,455

		1,611,931

Building Products (0.0%†):
427	KCC Corp.	119,878

Capital Markets (1.3%):
126,455	B3 SA- Brasil Bolsa Balcao	1,037,533
542,000	China Cinda Asset Management Co., Ltd., Class H	150,759
56,000	China Ding Yi Feng Holdings, Ltd.*(a)	164,796
64,000	China Everbright, Ltd.	126,849
217,500	China Galaxy Securities Co.	142,947
726,000	China Huarong Asset Management Co., Ltd., Class H	154,435
74,800	China International Capital Corp., Ltd.^	173,212
144,500	Citic Securities Co., Ltd., Class A	336,450
12,800	Citic Securities Co., Ltd., Class A	47,499
27,277	Daewoo Securities Co., Ltd.	176,118
102,400	GF Securities Co., Ltd.^	147,125
15,400	GF Securities Co., Ltd., Class A	37,118
7,400	Guotai Junan Securities Co., Ltd.	22,297
18,000	Guotai Junan Securities Co., Ltd.	40,125
198,800	Haitong Securities Co., Ltd.	257,261
6,400	Huatai Securities Co., Ltd., Class A	21,484
98,000	Huatai Securities Co., Ltd., Class H	195,975
15,336	Investec, Ltd.	89,632
2,818	Korea Investment Holdings Co., Ltd.	154,105
9,973	NH Investment & Securities Co., Ltd.	118,152
1,631	Noah Holdings, Ltd., ADR*^	79,038
8,308	Reinet Investments SCA	142,088
3,512	Samsung Securities Co., Ltd.	103,175
18,100	Shenwan Hongyuan Group Co., Ltd.	14,887
96,161	The Moscow Exchange	133,862
623,000	Yuanta Financial Holding Co., Ltd.	354,573

		4,421,495

See accompanying notes to the schedules of portfolio investments.

AZL MSCI Emerging Markets Equity Index Fund

Schedule of Portfolio Investments

March 31, 2019 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Chemicals (2.2%):
16,211	Asian Paints, Ltd.	$349,302
215,000	Formosa Chemicals & Fibre Corp.	782,535
279,000	Formosa Plastics Corp.	992,688
6,038	Hanwha Chemical Corp.	111,165
85,200	Indorama Ventures PCL	133,731
1,295	Kumho Petrochemical Co., Ltd.	108,729
2,707	LG Chem, Ltd.	874,402
540	LG Chem, Ltd.	99,039
1,040	Lotte Chemical Corp.	266,123
71,849	Mexichem SAB de C.V.	171,823
316,000	Nan Ya Plastics Corp.	809,883
1,183	OCI Co., Ltd.	97,020
51,390	Petkim Petrokimya Holding AS	41,939
163,900	Petronas Chemicals Group Berhad	367,622
9,523	Phosagro OAO, GDR	119,379
7,974	Pidilite Industries, Ltd.	143,580
142,100	PTT Global Chemical Public Co., Ltd.	301,465
35,288	Sasol, Ltd.	1,102,407
240,000	Sinopec Shanghai Petrochemical Co., Ltd., Class H	114,342
8,191	Sociedad Quimica y Minera de Chile SA	314,957
23,000	UPL, Ltd.	318,794

		7,620,925

Commercial Services & Supplies (0.1%):
230,222	China Everbright International, Ltd.	234,027
58,000	Country Garden Services Holdings Co., Ltd.	108,011
44,000	Greentown Service Group Co., Ltd.	39,078
929	S1 Corp.	82,236

		463,352

Communications Equipment (0.1%):
35,000	BYD Electronic International Co., Ltd.	45,114
53,200	ZTE Corp., Class H	159,912

		205,026

Construction & Engineering (0.8%):
250,000	China Communications Construction Co., Ltd.	258,585
19,498	China Railway Construction Corp., Ltd., Class A	33,448
116,500	China Railway Construction Corp., Ltd., Class H	152,556
248,000	China Railway Group, Ltd.	226,191
37,100	China State Construction Engineering Corp., Ltd.	33,921
124,000	China State Construction International Holdings, Ltd.	116,090
1,453	Daelim Industrial Co., Ltd.	123,538
8,837	Daewoo Engineering & Construct*	39,614
109,800	Gamuda Berhad	77,548
3,522	GS Engineering & Construction Corp.	132,527
1,359	HDC Hyundai Development Co.-Engineering & Construction	60,793
4,835	Hyundai Engineering & Construction Co., Ltd.	227,436
226,800	IJM Corporation Berhad	123,567
28,818	Larsen & Toubro, Ltd.	575,699
71,700	Metallurgical Corp. of China, Ltd.	37,577
10,614	Samsung Engineering Co., Ltd.*	150,891
98,500	Sinopec Engineering Group Co., Ltd.	96,111

		2,466,092

Shares		Fair Value
Common Stocks, continued
Construction Materials (1.2%):
41,230	Ambuja Cements, Ltd.	$140,078
5,500	Anhui Conch Cement Co., Ltd., Class A	31,301
72,000	Anhui Conch Cement Co., Ltd., Class H	439,770
137,000	Asia Cement Corp.	178,485
31,885	Cementos Argos SA	78,861
926,720	Cemex SAB de C.V.*	433,116
270,000	China National Buildings Material Co., Ltd.	212,887
172,000	China Resources Cement Holdings, Ltd.	177,469
20,605	Grasim Industries, Ltd.	255,396
20,102	Grupo Argos SA	114,201
969	POSCO Chemtech Co., Ltd.	51,386
103,400	PT Indocement Tunggal Prakarsa Tbk	159,199
203,800	PT Semen Indonesia (Persero) Tbk	200,058
588	Shree Cement, Ltd.	158,546
8,700	Siam Cement PCL	132,216
283,700	Taiwan Cement Corp.	379,470
16,000	The Siam Cement Public Co., Ltd.	243,157
3,113	Titan Cement Co. SA	67,229
5,881	Ultra Tech Cement, Ltd.	339,602

		3,792,427

Consumer Finance (0.2%):
10,825	Bajaj Finance, Ltd.	471,898
19,290	Mahindra & Mahindra Financial Services	116,978
50,000	Muangthai Capital PCL, Class R	69,322
1,493	Samsung Card Co., Ltd.	45,251
8,554	Shriram Transport Finance	157,322

		860,771

Containers & Packaging (0.1%):
42,718	Klabin SA	185,830

Diversified Consumer Services (0.5%):
85,731	Kroton Educacional SA	232,132
8,805	New Oriental Education & Technology Group, Inc., ADR*	793,242
22,019	TAL Education Group, ADR*	794,446

		1,819,820

Diversified Financial Services (1.0%):
16,060	Ayala Corp.	287,634
72,420	Chailease Holding Co., Ltd.	295,760
135,000	Far East Horizon, Ltd.	143,076
206,633	FirstRand, Ltd.	902,573
410,000	Fubon Financial Holdings Co., Ltd.	611,609
9,452	Grupo de Inversiones Surameric	102,055
12,163	Grupo de Inversiones Suramericana SA	139,877
5,337	GT Capital Holdings, Inc.	94,738
50,558	Haci Omer Sabanci Holding AS	71,262
1,147,800	Metro Pacific Investments Corp.	106,085
8,314	PSG Group, Ltd.	150,746
31,853	REC, Ltd.	70,353
33,450	Remgro, Ltd.	429,868
44,396	RMB Holdings, Ltd.	234,125

		3,639,761

Diversified Telecommunication Services (1.6%):
23,942	Bharti Infratel, Ltd.	108,304
132,000	China Communications Services Corp., Ltd.	117,979
914,000	China Telecom Corp., Ltd., Class H	507,635
2,400,000	China Tower Corp., Ltd., Class H*	557,267
394,000	China Unicom Hong Kong, Ltd.	502,872

See accompanying notes to the schedules of portfolio investments.

AZL MSCI Emerging Markets Equity Index Fund

Schedule of Portfolio Investments

March 31, 2019 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Diversified Telecommunication Services, continued
229,000	Chunghwa Telecom Co., Ltd.	$813,288
111,905	Emirates Telecommunications Group Co. PJSC	509,285
15,593	Hellenic Telecommunications Organization SA (OTE)	208,953
6,985	LG Uplus Corp.	95,091
5,141	Ooredoo Qsc	93,800
45,417	Orange Polska SA*	60,755
2,958,000	PT Telekomunikasi Indonesia Tbk	817,371
173,600	PT Tower Bersama Infrastructure Tbk	48,059
28,134	Telefonica Brasil	341,362
78,100	Telekom Malaysia Berhad	61,332
18,236	Telkom SA SOC, Ltd.	92,418
681,200	True Corp. PCL	102,364

		5,038,135

Electric Utilities (0.9%):
15,700	Centrais Eletricas Brasileiras S.A*	151,835
14,284	Centrais Eletricas Brasileiras S.A*	133,871
9,770	CEZ	229,675
51,451	Companhia Energetica de Minas Gerais, ADR	182,683
1,846,235	ENEL Americas SA	328,443
1,782,756	ENEL Chile SA	186,913
10,376	Equatorial Energia SA	212,037
2,025,679	Inter Rao Ues PJSC	115,410
18,720	Interconexion Electrica SA ESP	93,775
16,290	Korea Electric Power Corp., Ltd.	428,680
8,520	Manila Electric Co.	61,699
50,032	PGE SA*	129,638
96,038	Power Grid Corp. of India, Ltd.	274,125
76,751	Tata Power Co., Ltd.	81,826
193,900	Tenega Nasional Berhad	602,642

		3,213,252

Electrical Equipment (0.2%):
33,350	Elswedy Cables Holding Co.	30,055
447,500	Fullshare Holdings, Ltd.	60,220
17,292	Havells India, Ltd.	193,010
170,000	Shanghai Electric Group Co., Ltd., Class H	64,533
16,541	Xinjiang Goldwind Science & Technology Co., Ltd.	35,864
33,600	Zhuzhou CRRC Times Electric Co., Ltd., Class H	198,905

		582,587

Electronic Equipment, Instruments & Components (2.2%):
43,500	AAC Technologies Holdings, Inc.	257,352
561,000	AU Optronics Corp.	206,544
53,000	China Railway Signal & Communication Corp., Ltd.	42,085
35,300	Delta Electronics Thai PCL	79,021
126,000	Delta Electronics, Inc.	651,307
59,000	Foxconn Technology Co., Ltd.	117,666
16,200	Hangzhou Hikvision Digital-A	85,086
804,000	Hon Hai Precision Industry Co., Ltd.	1,925,442
526,000	Innolux Corp.	170,950
44,000	Kingboard Holdings, Ltd.	156,085
55,500	Kingboard Laminates Holdings, Ltd.	58,519
6,000	Largan Precision Co., Ltd.	900,186
14,173	LG Display Co., Ltd.	243,928
1,006	LG Innotek Co., Ltd.	104,117
3,436	Samsung Electro-Mechanics Co., Ltd., Series L	316,210

Shares		Fair Value
Common Stocks, continued
Electronic Equipment, Instruments & Components, continued
3,420	Samsung SDI Co., Ltd.	$647,790
43,700	Sunny Optical Technology Group Co., Ltd.	521,803
100,000	Synnex Technology International Corp.	119,931
18,000	Walsin Technology Corp.	116,457
92,960	WPG Holdings, Ltd.	121,210
17,377	Yageo Corp.	181,651
26,000	Zhen Ding Technology Holding, Ltd.	80,872

		7,104,212

Energy Equipment & Services (0.1%):
94,000	China Oilfield Services, Ltd.	101,539
222,100	Dialog Group Berhad	172,287

		273,826

Entertainment (0.7%):
860,000	Alibaba Pictures Group, Ltd.*	152,273
4,048	CD Projekt SA*	211,122
7,574	Iqiyi, Inc., ADR*^	181,170
1,110	Ncsoft Corp.	485,856
4,854	NetEase, Inc., ADR	1,171,999
1,721	Netmarble Corp.	189,496
281	Pearl Abyss Corp.*	41,647
4,682	Tencent Music Entertainment Group, ADR*^	84,744

		2,518,307

Equity Real Estate Investment Trusts (0.3%):
207,103	Fibra UNO Amdinistracion SA	286,216
65,874	Fortress REIT, Ltd., Class A^	83,905
35,930	Fortress REIT, Ltd., Class B^	26,894
187,245	Growthpoint Properties, Ltd.	317,402
16,836	Hyprop Investments, Ltd.^	82,256
340,412	Redefine Properties, Ltd.	228,814
20,451	Resilient REIT, Ltd.	77,528

		1,103,015

Food & Staples Retailing (1.7%):
27,300	Atacadao Distribuicao Comercio e Industria, Ltd.	140,098
8,552	Avenue Supermarts, Ltd.*	181,834
69,700	Berli Jucker PCL	108,914
536	BGF Retail Co., Ltd.	103,181
19,874	Bid Corp., Ltd.^	410,611
14,429	BIM Birlesik Magazalar AS	197,598
86,602	Cencosud SA	150,027
15,124	Clicks Group, Ltd.	193,311
311,400	CP All PCL	734,143
1,277	E-Mart Co., Ltd.	193,694
1,911	GS Retail Co., Ltd.	65,911
22,117	Magnit OJSC, Registered Shares, GDR	312,016
25,356	Pickn Pay Stores, Ltd.	116,751
35,000	President Chain Store Corp.	345,020
13,924	Raia Drogasil SA	232,257
27,749	Shoprite Holdings, Ltd.	305,322
154,500	Sun Art Retail Group, Ltd.	150,560
12,481	The Spar Group, Ltd.	166,220
324,544	Wal-Mart de Mexico SAB de C.V.	868,274
8,189	X5 Retail Group NV, GDR	204,143

		5,179,885

Food Products (1.7%):
31,033	BRF-Brasil Foods SA*	179,549
3,342	Britannia Industries, Ltd.	148,899
182,700	Charoen Pokphand Foods Public Co., Ltd.	147,023

See accompanying notes to the schedules of portfolio investments.

AZL MSCI Emerging Markets Equity Index Fund

Schedule of Portfolio Investments

March 31, 2019 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Food Products, continued
280,000	China Huishan Dairy Holdings Co., Ltd.*^(a)	$713
175,000	China Mengniu Dairy Co., Ltd.	650,904
577	CJ CheilJedang Corp.	164,198
150,000	Dali Foods Group Co., Ltd.	112,168
3,700	Foshan Haitian Flavouring & Food Co., Ltd.	47,837
15,800	Genting Plantations Berhad	40,998
13,566	Gruma, SAB de C.V., Class B	138,549
114,023	Grupo Bimbo SAB de C.V., Series A	238,426
7,800	Inner Mongolia Yili Indsutrial Group Co., Ltd.	33,839
128,600	IOI Corp. Berhad	140,891
54,024	JBS SA	219,695
25,700	Kuala Lumpur Kepong Berhad	156,277
7,200	M Dias Branco SA	79,912
1,568	Nestle India, Ltd.	247,875
4,000	Nestle Malaysia Bhd	143,826
1,487	Orion Corp./ Republic of Korea	130,996
84	Ottogi Corp.	57,063
37,280	PPB Group Berhad	167,262
499,300	PT Charoen Pokphand Indonesia Tbk	225,013
161,400	PT Indofood CBP Sukses Makmur Tbk	105,829
273,000	PT Indofood Sukses Makmur Tbk	122,371
146,700	Sime Darby Plantation Bhd	180,950
17,000	Standard Foods Corp.	28,605
128,100	Thai Union Frozen Products PCL	78,250
9,441	Tiger Brands, Ltd.	173,669
116,000	Tingyi (Caymen Is) Holding Corp.	191,203
67,000	Uni-President China Holdings, Ltd.	65,718
297,000	Uni-President Enterprises Corp.	722,900
56,950	Universal Robina Corp.	164,913
311,000	Want Want China Holdings, Ltd.	258,286
23,000	Yihai International Holding, Ltd.	102,395

		5,667,002

Gas Utilities (0.7%):
36,500	Beijing Enterprises Holdings, Ltd.	207,126
108,400	China Gas Holdings, Ltd.	381,083
54,000	China Resources Gas Group, Ltd.	254,515
52,100	ENN Energy Holdings, Ltd.	504,533
47,447	GAIL India, Ltd.	237,846
32,977	Infraestructura Energetica Nova, SAB de C.V.	132,559
1,962	Korea Gas Corp.	78,025
47,800	Petronas Gas Berhad	206,569
755,000	PT Perusahaan Gas Negara Tbk	124,803

		2,127,059

Health Care Equipment & Supplies (0.1%):
90,700	Hartalega Holdings Berhad	102,807
132,000	Shandong Weigao Group Medical Polymer Co., Ltd., Class H	126,106
96,200	Top Glove Corp. Berhad	109,074

		337,987

Health Care Providers & Services (0.5%):
236,200	Bangkok Dusit Medical Services Public Co., Ltd.	184,555
19,800	Bumrungrad Hospital PCL	112,064
3,061	Celltrion Healthcare Co., Ltd.*	180,488
125,900	IHH Healthcare Berhad	177,805
86,850	Life Healthcare Group Holdings Pte, Ltd.	161,478
68,440	Netcare, Ltd.	110,858

Shares		Fair Value
Common Stocks, continued
Health Care Providers & Services, continued
43,100	Shanghai Pharmaceuticals Holding Co., Ltd.	$94,000
1,900	Shanghai Pharmaceuticals Holding Co., Ltd.	5,851
73,200	Sinopharm Group Co., Series H	304,907

		1,332,006

Health Care Technology (0.1%):
244,000	Alibaba Health Information Technology, Ltd.*	281,908

Hotels, Restaurants & Leisure (0.8%):
3,500	China International Travel Service Corp., Ltd., Class A	36,538
152,800	Genting Berhard	249,276
173,300	Genting Malaysia Berhad	136,015
8,095	Huazhu Group, Ltd., ADR	341,124
30,290	Jollibee Foods Corp.	182,942
7,044	Kangwon Land, Inc.	198,581
141,700	Minor International PCL	174,539
15,544	OPAP SA	160,443
22,754	Yum China Holdings, Inc.	1,021,882

		2,501,340

Household Durables (0.4%):
7,079	Arcelik AS*	21,501
3,126	Coway Co., Ltd.	260,018
5,299	Gree Electric Appliances, Inc. of Zhuhai, Class A	37,377
83,000	Haier Electronics Group Co., Ltd.	241,040
6,714	LG Electronics, Inc.	444,161
3,100	Midea Group Co., Ltd., Class A	22,530
10,000	Nien Made Enterprise Co., Ltd.	88,282
104,000	Tatung Co., Ltd.*	82,166

		1,197,075

Household Products (0.5%):
39,612	Hindustan Unilever, Ltd.	974,935
107,952	Kimberl- Clark de Mexico SAB de C.V.^	183,233
95,200	PT Unilever Indonesia Tbk	329,621

		1,487,789

Independent Power and Renewable Electricity Producers (0.5%):
107,100	Aboitiz Power Corp.	72,256
675,000	Cgn Power Co., Ltd., Class H	188,306
227,000	China Longyuan Power Group Corp.	157,886
41,500	China National Nuclear Power Co., Ltd.	37,381
112,000	China Resources Power Holdings Co.	168,356
23,400	China Yangtze Power Co., Ltd.	58,852
546,185	Colbun SA	123,525
8,800	Electricity Genera PCL	81,025
14,125	Engie Brasil Energia SA	154,102
28,900	Glow Energy PCL	82,933
30,000	Gulf Energy Development PCL, Class R	90,333
294,000	Huaneng Power International, Inc., Class H	170,780
396,000	Huaneng Renewables Corp., Ltd.	109,963
143,264	NTPC, Ltd.	278,266

		1,773,964

Industrial Conglomerates (1.6%):
141,120	Aboitiz Equity Ventures, Inc.	158,633
175,934	Alfa SAB de C.V., Class A	187,024
254,400	Alliance Global Group, Inc.	78,351
20,612	Bidvest Group, Ltd.	276,886

See accompanying notes to the schedules of portfolio investments.

AZL MSCI Emerging Markets Equity Index Fund

Schedule of Portfolio Investments

March 31, 2019 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Industrial Conglomerates, continued
374,000	Citic, Ltd.	$558,353
713	CJ Corp.	78,229
275,700	DMCI Holdings, Inc.	63,032
181,000	Far Eastern New Century Corp.	178,695
163,500	Fosun International, Ltd.	277,545
34,601	Grupo Carso SAB de C.V.	136,021
2,279	Hanwha Corp.	61,107
41,000	Hap Seng Consolidated Berhad	99,451
11,473	Industries Qatar Q.S.C.	390,937
184,960	JG Summit Holdings, Inc.	223,853
45,810	KOC Holdings AS	132,517
5,926	LG Corp.	404,786
1,672	Lotte Corp.	72,766
4,781	Samsung C&T Corp.	451,172
32,000	Shanghai Industrial Holdings, Ltd.	75,329
111,900	Sime Darby Berhad	61,230
2,008	SK C&C Co., Ltd.	478,841
16,840	SM Investments Corp.	299,869
54,505	Turkiye Sise ve Cam Fabrikalari AS	57,114

		4,801,741

Insurance (3.6%):
2,311	Bajaj Finserv, Ltd.	234,955
42,185	BB Seguridade Participacoes SA	285,773
511,000	Cathay Financial Holding Co., Ltd.	744,834
157,134	China Life Insurance Co., Ltd.	133,298
473,000	China Life Insurance Co., Ltd.	1,272,382
5,800	China Pacific Insurance Group Co., Ltd., Class A	29,536
137,000	China Pacific Insurance Group Co., Ltd., Class H	537,483
96,400	China Taiping Insurance Holdings Co., Ltd.	287,322
3,216	DB Insurance Co., Ltd.	194,652
21,517	Discovery, Ltd.	203,929
23,816	Hanwha Life Insurance Co., Ltd.	83,972
4,525	Hyundai Marine & Fire Insurance Co., Ltd.	151,087
4,961	IRB Brasil Resseguros SA	115,636
7,924	Liberty Holding, Ltd.	55,488
50,823	MMI Holdings, Ltd.	58,418
52,100	New China Life Insurance Co., Ltd.	265,446
4,500	New China Life Insurance Co., Ltd., Class A	36,120
316,709	Old Mutual, Ltd.^	480,474
1,520	Orange Life Insurance, Ltd.	48,212
543,000	People’s Insurance Co. Group of China, Ltd. (The)	232,397
448,000	Picc Property & Casuality Co., Ltd., Class H	509,021
10,700	Ping An Insurance Group Co. of China, Ltd.	122,849
318,500	Ping An Insurance Group Co. of China, Ltd.	3,566,176
5,556	Porto Seguro SA	76,397
37,155	Powszechny Zaklad Ubezpieczen SA	392,187
9,828	Qatar Insurance Co.	98,705
50,425	Rand Merchant Investment Holdings, Ltd.	117,400
1,870	Samsung Fire & Marine Insurance Co., Ltd.	495,889
4,385	Samsung Life Insurance Co., Ltd.	325,013
106,470	Sanlam, Ltd.	544,647
611,898	Shin Kong Financial Holdings Co., Ltd.	180,129
14,112	Sul America SA	107,423
11,700	Zhongan Online P&c Insurance Co., Ltd.*	42,026

		12,029,276

Shares		Fair Value
Common Stocks, continued
Interactive Media & Services (6.9%):
5,821	58.com, Inc., ADR*	$382,323
3,602	Autohome, Inc., ADR*^	378,642
16,983	Baidu, Inc., ADR*	2,799,648
3,009	Daum Kakao Corp.	274,822
8,825	Momo, Inc., ADR*	337,468
8,603	NHN Corp.	941,268
4,498	Sina Corp.*	266,462
350,800	Tencent Holdings, Ltd.	16,130,851
3,767	Weibo Corp., ADR*^	233,516
3,336	YY, Inc., ADR*	280,257

		22,025,257

Internet & Direct Marketing Retail (5.5%):
79,595	Alibaba Group Holding, Ltd., ADR*	14,522,107
8,004	B2W Cia Digital*	86,321
2,123	Baozun, Inc., ADR*^	88,189
744	CJ ENM Co., Ltd.	152,902
25,864	Ctrip.com International, ADR*	1,129,999
46,104	JD.com, Inc., ADR*	1,390,036
19,000	Meituan Dianping*	128,270
11,522	Pinduoduo, Inc., ADR*	285,746
27,386	Vipshop Holdings, Ltd., ADR*	219,910

		18,003,480

IT Services (1.8%):
76,993	Cielo SA	186,641
3,466	Gds Holdings, Ltd., ADR*^	123,702
32,708	HCL Technologies, Ltd.	513,605
215,712	Infosys, Ltd.	2,313,600
2,189	Samsung SDS Co., Ltd.	453,169
55,305	Tata Consultancy Services, Ltd.	1,598,583
27,607	Tech Mahindra, Ltd.	308,760
68,000	Travelsky Technology, Ltd., Series H	180,048
92,410	Wipro, Ltd.	339,435

		6,017,543

Leisure Products (0.0%†):
18,000	Giant Manufacturing Co., Ltd.	128,692
2,186	HLB, Inc.*	154,511

		283,203

Life Sciences Tools & Services (0.2%):
4,215	Divi’s Laboratories, Ltd.	103,690
44,000	Genscript Biotech Corp.*^	83,053
1,034	Samsung Biologics Co., Ltd.*	292,608
33,500	Wuxi Biologics Cayman, Inc.*	325,769

		805,120

Machinery (0.7%):
8,000	AirTac International Group	103,327
78,790	Ashok Leyland, Ltd.	103,664
101,500	China Conch Venture Holdings, Ltd.	363,647
21,100	China Shipbuilding Industry Co., Ltd., Class A	18,355
19,599	CRRC Corp., Ltd., Class A	26,619
241,000	CRRC Corp., Ltd., Class H	227,177
1,338	Daewoo Shipbuilding & Marine Engineering Co., Ltd.*	33,141
3,406	Doosan Bobcat, Inc.	92,817
44,000	Haitian International Holdings, Ltd.	99,991
13,090	Hiwin Technologies Corp.	110,196
2,333	Hyundai Heavy Industries Co.*	245,153
563	Hyundai Heavy Industries Holdings Co., Ltd.	165,283

See accompanying notes to the schedules of portfolio investments.

AZL MSCI Emerging Markets Equity Index Fund

Schedule of Portfolio Investments

March 31, 2019 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Machinery, continued
25,718	Samsung Heavy Industries Co., Ltd., Class R*	$187,673
35,500	Sinotruk Hong Kong, Ltd.	75,649
50,866	WEG SA	233,879
132,000	Weichai Power Co., Ltd., Class H	211,237

		2,297,808

Marine (0.0%†):
203,000	Cosco Shipping Holdings Co., Ltd.*	84,405
150,815	Evergreen Marine Corp. (Taiwan), Ltd.	58,555
70,400	MISC Berhad	115,278

		258,238

Media (2.2%):
4,891	Cheil Worldwide, Inc.	104,281
14,200	China Literature, Ltd.*^	66,612
15,055	Cyfrowy Polsat SA*	100,763
154,138	Grupo Televisa SAB	341,449
27,259	Multichoice Group, Ltd.*	228,089
26,938	Naspers, Ltd.	6,234,640
404,000	PT Surya Citra Media Tbk	47,035
30,612	ZEE Entertainment Enterprises, Ltd.	196,776

		7,319,645

Metals & Mining (3.3%):
172,767	Alrosa PAO	243,433
288,000	Aluminum Corp. of China, Ltd.*	106,015
58,000	Angang Steel Co., Ltd.	42,406
3,733	Anglo American Platinum, Ltd.	190,494
25,741	AngloGold Ashanti, Ltd.^	339,617
25,400	Baoshan Iron & Steel Co., Ltd., Class A	27,362
121,000	China Hongqiao Group, Ltd.	91,175
210,000	China Molybdenum Co., Ltd., Class H	87,735
46,000	China Oriental Group Co., Ltd.	28,887
786,000	China Steel Corp.	644,880
10,930	Cia de Minas Buenaventura SA, ADR	188,870
43,200	Companhia Siderurgica Nacional SA (CSN)	179,320
81,505	Eregli Demir ve Celik Fabrikalari T.A.S.	133,844
52,662	Gold Fields	194,410
223,624	Grupo Mexico SAB de C.V., Series B	614,869
79,430	Hindalco Industries, Ltd.	235,276
5,176	Hyundai Steel Co.	205,302
9,186	Industrias Penoles SAB de C.V.	114,823
3,269	Jastrzebska Spolka Weglowa SA	51,944
86,000	Jiangxi Copper Co., Ltd.	114,151
56,780	JSW Steel, Ltd.	239,799
8,941	KGHM Polska Miedz SA*	249,450
530	Korea Zinc Co.	217,261
4,432	Kumba Iron Ore, Ltd.	132,408
153,767	Magnitogorsk Iron & Steel Works PJSC	107,615
3,887	MMC Norilsk Nickel PJSC	813,958
132,000	MMG, Ltd.*	53,631
77,152	Novolipetsk Steel PJSC	200,576
1,838	Polyus PJSC	152,290
4,874	POSCO	1,090,115
90,100	Press Metal Aluminium Holdings Bhd	99,770
11,606	Severstal	181,936
5,944	Southern Copper Corp.	235,858
24,827	Tata Steel, Ltd.	186,432
194,090	Vale SA	2,525,034
86,950	Vedanta, Ltd.	231,781
366,000	Zijin Mining Group Co., Ltd.	151,523

		10,704,250

Shares		Fair Value
Common Stocks, continued
Multiline Retail (0.5%):
12,985	El Puerto de Liverpool SAb de C.V.^	$82,366
805	Hyundai Department Store Co., Ltd.	71,680
45,861	Lojas Renner SA	513,107
691	Lotte Shopping Co., Ltd.	108,362
4,447	Magazine Luiza SA	196,348
34,100	Robinson Department Store Public Co., Ltd.	63,179
40,029	S.A.C.I. Falabella	297,841
417	Shinsegae Department Store Co.	124,169
58,095	Woolworths Holdings, Ltd.	187,361

		1,644,413

Multi-Utilities (0.0%†):
2,802	Qatar Electricity & Water Co.	132,596
236,964	YTL Corporation Berhad	61,597

		194,193

Oil, Gas & Consumable Fuels (8.2%):
133,700	Banpu Public Co., Ltd.	68,327
44,346	Bharat Pertoleum Corp., Ltd.	254,533
30,900	China Petroleum & Chemical Corp., Class A	26,427
1,566,000	China Petroleum & Chemical Corp., Class H	1,235,046
221,500	China Shenhua Energy Co., Ltd.	506,108
1,097,000	CNOOC, Ltd.	2,049,780
35,878	Coal India, Ltd.	122,770
9,247	Cosan sa industria e Comercio	100,742
299,839	Ecopetrol SA	321,387
24,802	Empresas Copec SA	315,104
79,400	Energy Absolute Public Co., Ltd.	120,349
16,959	Exxaro Resources, Ltd.	193,154
73,000	Formosa Petrochemical Corp.	273,789
665,126	Gazprom PJSC	1,516,616
6,397	Grupa Lotos SA	139,028
3,320	GS Holdings	154,521
41,744	Hindustan Petroleum Corp., Ltd.	171,114
81,158	Indian Oil Corp., Ltd.	190,813
89,300	Inner Mongolia Yitai Coal Co., Ltd.	109,975
572,300	IRPC PCL	103,551
206,000	Kunlun Energy Co., Ltd.	215,183
30,541	LUKOIL PJSC	2,743,694
24,055	MOL Hungarian Oil And Gas PLC	275,577
5,796	NovaTek OAO, Registered Shares, GDR	993,857
46,100	Oil & Gas Development Co., Ltd.	48,548
75,176	Oil & Natural Gas Corp., Ltd.	173,418
1,358,000	PetroChina Co., Ltd., Class H	880,486
240,820	Petroleo Brasileiro SA	1,726,118
183,765	Petroleo Brasileiro SA	1,462,215
15,500	Petronas Dagangan Berhad	95,024
41,614	Petronet LNG, Ltd.	151,181
19,132	Polski Koncern Naftowy Orlen SA	486,810
109,253	Polskie Gornictwo Naftowe i Gazownictwo SA	178,108
996,300	PT Adaro Energy Tbk	94,128
115,300	PT United Tractors Tbk	219,186
87,500	PTT Exploration & Production PCL	347,107
670,000	PTT PCL	1,015,685
176,391	Reliance Industries, Ltd.	3,464,770
76,360	Rosneft Oil Co., Registered Shares, GDR	479,755
3,975	SK Energy Co., Ltd.	627,848
2,707	S-Oil Corp.	213,674

See accompanying notes to the schedules of portfolio investments.

AZL MSCI Emerging Markets Equity Index Fund

Schedule of Portfolio Investments

March 31, 2019 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Oil, Gas & Consumable Fuels, continued
477,980	Surgutneftegas PJSC	$181,237
430,482	Surgutneftegas Prefernce	268,922
91,219	Tatneft PJSC	1,049,664
66,900	Thai Oil Public Co., Ltd.	146,687
7,686	Tupras-Turkiye Petrol Rafine	172,480
22,390	Ultrapar Participacoes SA	268,808
130,000	Yanzhou Coal Mining Co.	127,672

		26,080,976

Paper & Forest Products (0.4%):
71,055	Empresas CMPC SA	250,764
190,700	Indah Kiat Pulp & Paper Corp Tbk PT	115,356
82,000	Lee & Man Paper Manufacturing, Ltd.	69,882
7,179	Mondi, Ltd.	158,781
91,000	Nine Dragons Paper Holdings, Ltd.	86,912
70,200	Pabrik Kertas Tjiwi Kimia Tbk PT	54,444
34,838	Sappi, Ltd.	160,981
32,749	Suzano Papel e Celulose SA	389,411

		1,286,531

Personal Products (0.7%):
1,983	Amorepacific Corp.	329,963
635	Amorepacific Corp.	59,932
1,878	Amorepacific Group	115,328
33,415	Dabur India, Ltd.	196,904
21,424	Godrej Consumer Products, Ltd.	212,272
46,000	Hengan International Group Co., Ltd.	403,162
572	LG Household & Health Care, Ltd.	715,745
148	LG Household & Health Care, Ltd.	109,086
27,460	Marico, Ltd.	137,488
12,230	Natura Cosmeticos SA	141,800

		2,421,680

Pharmaceuticals (1.3%):
23,212	Aspen Pharmacare Holdings, Ltd.	149,769
17,848	Aurobindo Pharma, Ltd.	202,153
14,212	Cadila Healthcare, Ltd.	71,245
794	Celltrion Pharm, Inc.*	38,751
113,000	China Medical System Holdings, Ltd.	109,787
294,000	China Pharmaceutical Enterprise & Investment Corp.	546,707
101,000	China Resources Pharmaceutical	142,811
172,000	China Traditional Chinese Medicine Co., Ltd.	102,313
23,195	Cipla, Ltd.	176,932
6,886	Dr Reddy’s Laboratories, Ltd.	276,516
9,570	Glenmark Pharmaceuticals, Ltd.	89,498
372	Hanmi Pharm Co., Ltd.	149,445
916	Hanmi Science Co., Ltd.	62,548
2,844	Hutchison China MediTech, Ltd., ADR*^	86,970
23,529	Hypera SA	155,666
4,680	Jiangsu Hengrui Medicine Co., Ltd.	45,711
10,100	Kangmei Pharmaceutical Co., Ltd., Class A	15,736
13,889	Lupin, Ltd.	148,328
100,500	Luye Pharma Group, Ltd.	87,815
4,924	Piramal Enterprises, Ltd.	196,577
1,171,200	PT Kalbe Farma Tbk	125,117
8,905	Richter Gedeon Nyrt	168,069
31,000	Shanghai Fosun Pharmaceutical Group Co., Ltd.	111,939
262,000	Sihuan Pharmaceutical Holdings Group, Ltd.	63,752
426,500	Sino Biopharmaceutical, Ltd.	388,949
116,000	SSY Group, Ltd.	107,862
51,215	Sun Pharmaceutical Industries, Ltd.	354,711
491	Yuhan Corp.	103,966

		4,279,643

Shares		Fair Value
Common Stocks, continued
Professional Services (0.0%†):
1,887	51job, Inc., ADR*	$146,960

Real Estate Management & Development (2.7%):
106,000	Agile Property Holdings, Ltd.	171,885
236,599	Aldar Properties PJSC	116,841
474,000	Ayala Land, Inc.	405,539
10,148	Barwa Real Estate Co.	102,197
57,377	BR Malls Participacoes SA	184,231
570,800	Bumi Serpong Damai Tbk PT*	56,455
87,800	Central Pattana PCL	203,035
170,000	China Evergrande Group^	565,160
12,400	China Merchants Shekou Industrial Zone Holdings Co., Ltd., Class A	42,605
240,000	China Overseas Land & Investment, Ltd.	912,842
180,000	China Resources Land, Ltd.	807,030
18,300	China Vanke Co., Ltd., Class A	83,801
71,800	China Vanke Co., Ltd., Class H	301,797
222,000	CIFI Holdings Group Co., Ltd.	168,244
483,000	Country Garden Holdings Co., Ltd.	754,225
120,230	DAMAC Properties Dubai Co. PJSC	44,284
206,650	Emaar Malls PJSC	98,055
177,938	Emaar Properties PJSC	227,408
51,906	Ezdan Holding Group*	141,245
366,000	Franshion Properties China, Ltd.	239,229
112,000	Future Land Development Holdings, Ltd.	138,662
45,000	Greentown China Holdings, Ltd.	45,019
64,800	Guangzhou R&F Properties Co., Ltd., Class H	140,149
61,000	Highwealth Construction Corp.	100,645
109,100	IOI Properties Group Bhd	35,327
74,000	Jiayuan International Group, Ltd.	39,120
116,000	Kaisa Group Holdings, Ltd.	52,597
69,500	KWG Group Holdings, Ltd.	83,835
76,000	Logan Property Holdings Co., Ltd.	125,846
101,000	Longfor Properties Co., Ltd.	355,710
770,000	Megaworld Corp.	85,077
20,178	Multiplan Empreendimentos Imobiliarios SA	120,559
21,897	NEPI Rockcastle plc	184,407
18,100	Poly Real Estate Group Co., Ltd., Class A	38,419
1,266,300	PT Pakuwon Jati Tbk	61,399
41,040	Ruentex Development Co., Ltd.	62,114
59,000	Shanghai Lujiazue	86,660
75,500	Shimao Property Holdings, Ltd.	236,584
169,500	Sime Darby Property Bhd	46,169
218,500	Sino-Ocean Land Holdings, Ltd.	95,943
590,800	SM Prime Holdings, Inc.	449,196
118,500	Soho China, Ltd.	49,921
154,000	Sunac China Holdings, Ltd.	766,929
562,000	Yuexiu Property Co., Ltd.	135,412
89,000	Yuzhou Properties Co., Ltd.	53,736

		9,215,543

Road & Rail (0.2%):
373,400	BTS Group Holdings PCL	129,519
417	CJ Logistics Corp.*	60,804
14,236	Container Corp. of India, Ltd.	108,042
22,699	Daqin Railway Co., Ltd., Class A	28,184
30,691	Localiza Rent a Car SA	259,182
67,845	Rumo SA*	331,877

		917,608

See accompanying notes to the schedules of portfolio investments.

AZL MSCI Emerging Markets Equity Index Fund

Schedule of Portfolio Investments

March 31, 2019 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Semiconductors & Semiconductor Equipment (5.3%):
219,465	ASE Technology Holding Co., Ltd.	$479,896
15,000	Globalwafers Co., Ltd.	148,218
18,000	Hua Hong Semiconductor, Ltd.	42,183
93,000	MediaTek, Inc.	851,135
72,000	Nanya Technology Corp.	143,924
33,000	Novatek Microelectronics Corp.	211,631
10,000	Phison Electronics Corp.	97,898
43,000	Powertech Technology, Inc.	101,735
25,000	Realtek Semiconductor Corp.	147,427
222,800	Semiconductor Manufacturing International Corp.*	225,832
35,766	SK Hynix, Inc.	2,337,264
1,510,000	Taiwan Semiconductor Manufacturing Co., Ltd.	12,080,885
733,000	United Microelectronics Corp.	276,830
62,000	Vanguard International Semiconductor Corp.	134,100
18,000	Win Semiconductors Corp.	127,900
201,000	Winbond Electronics Corp.	96,045
248,000	Xinyi Solar Holdings, Ltd.	119,411

		17,622,314

Software (0.1%):
160,000	Kingdee International Software Group Co., Ltd.	185,052
47,000	Kingsoft Corp., Ltd.	119,494

		304,546

Specialty Retail (0.3%):
2,316	FF Group*(a)	26
651,000	GOME Retail Holdings, Ltd.*^	60,538
271,400	Home Product Center Public Co., Ltd.	130,991
17,000	Hotai Motor Co., Ltd.	208,558
1,936	Hotel Shilla Co., Ltd.	163,016
8,559	Jumbo SA	142,974
15,036	Mr Price Group, Ltd.	197,625
24,035	Petrobras Distribuidora SA	142,130
17,100	Suning.com Co., Ltd., Class A	32,025
14,576	The Foschini Group, Ltd.	164,789
23,121	Truworths International, Ltd.	111,318
29,500	Zhongsheng Group Holdings, Ltd.	73,198

		1,427,188

Technology Hardware, Storage & Peripherals (4.5%):
203,000	Acer, Inc.	130,642
23,199	Advantech Co., Ltd.	192,596
43,000	Asustek Computer, Inc.	311,529
57,900	BOE Technology Group Co., Ltd., Class A	33,663
39,000	Catcher Technology Co., Ltd.	301,809
36,360	Chicony Electronics Co., Ltd.	84,579
262,000	Compal Electronics, Inc.	163,124
22,699	Focus Media Information Technology Co., Ltd., Class A	21,211
176,000	Inventec Corp.	134,172
17,400	Legend Holdings Corp., Class H	46,214
470,000	Lenovo Group, Ltd.	422,669
138,000	Lite-On Technology Corp.	200,715
89,500	Meitu, Inc.*	42,146
42,000	Micro-Star International Co., Ltd.	117,715
112,000	Pegatron Corp.	193,436
162,000	Quanta Computer, Inc.	304,312
293,290	Samsung Electronics Co., Ltd.	11,534,518
162,863	Wistron Corp.	125,608
207,600	Xiaomi Corp., Class B*	301,726

		14,662,384

Shares		Fair Value
Common Stocks, continued
Textiles, Apparel & Luxury Goods (0.8%):
65,000	Anta Sports Products, Ltd.	$442,139
1,856	CCC SA	104,109
11,220	Eclat Textile Co., Ltd.	151,034
19,000	Feng Tay Enterprise Co., Ltd.	134,390
2,419	Fila Korea, Ltd.	166,613
49,000	Formosta Taffeta Co., Ltd.	58,550
936,000	HengTen Networks Group, Ltd.*	28,377
81	LPP SA	175,848
323	Page Industries, Ltd.	116,305
129,000	Pou Chen Corp.	157,392
23,400	Ruentex Industries, Ltd.	61,478
47,800	Shenzhou International Group	640,529
18,949	Titan Co., Ltd.	312,539

		2,549,303

Thrifts & Mortgage Finance (1.0%):
98,769	Housing Development Finance Corp., Ltd.	2,807,706
15,644	Indiabulls Housing Finance, Ltd.	194,016
16,895	LIC Housing Finance, Ltd.	129,532

		3,131,254

Tobacco (0.6%):
9,900	British American Tobacco Malaysia Berhad	87,776
533,100	Hanjaya Mandala Sampoerna Tbk PT	140,942
214,632	ITC, Ltd.	920,064
7,166	KT&G Corp.	653,460
28,200	PT Gudang Garam Tbk	165,140

		1,967,382

Trading Companies & Distributors (0.0%†):
15,700	BOC Aviation, Ltd.	128,096
3,849	Daewoo International Corp.	60,294

		188,390

Transportation Infrastructure (1.0%):
35,628	Adani Ports & Special Economic Zone, Ltd.	194,548
264,800	Airports of Thailand Public Co., Ltd.	568,077
488,600	Bangkok Expressway & Metro	155,625
106,000	Beijing Capital International Airport Co., Ltd.	100,604
85,228	China Merchants Holdings International Co., Ltd.	181,796
76,204	Companhia de Concessoes Rodoviarias	228,526
112,000	Cosco Pacific, Ltd.	120,982
11,337	DP World, Ltd.	181,382
12,761	Grupo Aeroportuario de Sur	206,237
22,901	Grupo Aeroporturaio del Pacifico SAB de C.V.	203,347
35,200	International Container Terminal Services, Inc.	87,768
84,000	Jiangsu Expressway Co., Ltd., Series H	118,777
54,700	Malaysia Airports Holdings Berhad	97,162
15,232	Promotora Y Operadora de Infraestructura SAB de CV	151,333
150,707	PT Jasa Marga Persero Tbk	63,300
72,000	Shenzhen International Holdings, Ltd.	153,194
110,000	Taiwan High Speed Rail Corp.	128,565
11,315	TAV Havalimanlari Holding AS	47,462

See accompanying notes to the schedules of portfolio investments.

AZL MSCI Emerging Markets Equity Index Fund

Schedule of Portfolio Investments

March 31, 2019 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Transportation Infrastructure, continued
70,800	Westports Holding Berhad	$65,313
106,000	Zhejiang Expressway Co., Ltd.	121,683

		3,175,681

Water Utilities (0.3%):
180,991	Aguas Andinas SA, Class A	102,971
404,000	Beijing Enterprises Water Group, Ltd.	249,584
19,612	Cia Saneamento Basico Do Estado de Sao Paulo	210,408
190,000	Guangdong Investment, Ltd.	367,186

		930,149

Wireless Telecommunication Services (2.7%):
57,400	Advanced Info Service Public Co., Ltd.	333,431
2,025,688	America Movil SAB de C.V., Series L	1,448,805
152,000	Axiata Group Berhad	154,840
87,515	Bharti Airtel, Ltd.	420,161
379,000	China Mobile, Ltd.	3,875,686
36,300	China United Network Communications, Ltd.	36,822
215,900	DIGI.com Berhad	241,459
8,615	Empresa Nacional de Telecomunicaciones SA	89,767
96,000	Far EasTone Telecommunications Co., Ltd.	231,308
2,300	Globe Telecom, Inc.	84,919
162,600	Maxis Berhad	213,856
31,260	Mobile TeleSystems PJSC, ADR	236,326
104,922	MTN Group, Ltd.^	645,812
6,290	PLDT, Inc.	137,713
1,259	SK Telecom Co., Ltd.	278,962
96,000	Taiwan Mobile Co., Ltd.	347,296
48,707	Tim Participacoes SA	146,688
64,877	Turkcell Iletisim Hizmetleri AS	141,007
36,034	Vodacom Group, Ltd.	278,963
156,118	Vodafone Idea, Ltd.*	41,159

		9,384,980

Total Common Stocks (Cost $255,607,371)		318,171,128

Preferred Stocks (2.3%):
Automobiles (0.0%†):
2,422	Hyundai Motor Co., Ltd., 5.04%, 4/26/19	162,931

Banks (1.5%):
207,730	Banco Bradesco SA, 2.64%, 4/25/19	2,278,514
297,590	Itau Unibanco Holding SA, Series S, 4.17%, 4/29/19	2,617,253

		4,895,767

Chemicals (0.0%†):
11,261	Braskem SA, Class A, 3.87%, 5/8/19	146,415

Food & Staples Retailing (0.1%):
10,818	Companhia Brasileira de Destribuicao Grupo Pao de Acucar, Series A, 1.89%, 5/7/19	252,737

Metals & Mining (0.1%):
49,623	Gerdau SA, 2.83%, 5/8/19	191,911

Multiline Retail (0.1%):
47,314	Lojas Americanas SA, 0.45%, 5/8/19	202,681

Technology Hardware, Storage & Peripherals (0.5%):
50,425	Samsung Electronics Co., Ltd., 2.82%, 7/8/19	1,613,182

Total Preferred Stocks (Cost $6,175,539)		7,465,624

Shares		Fair Value
Convertible Preferred Stock (0.0%†):
Industrial Conglomerates (0.0%†):
107	CJ Corp.*	$2,544

Total Convertible Preferred Stock (Cost $2,890)		2,544

Rights (0.0%†):
Electric Utilities (0.0%†):
178,922	Rushydro PJSC - Rights, Expires on 12/31/49*	—

Wireless Telecommunication Services (0.0%†):
357,426	Vodafone Idea, Ltd. - Rights, Expires on 4/25/19*	29,670

Total Rights (Cost $61,514)		29,670

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Unaffiliated Investment Company (0.3%):
1,113,841	Dreyfus Treasury Securities Cash Management Fund, Institutional Shares, 2.27%(a)	1,113,841

Total Unaffiliated Investment Company (Cost $1,113,841)		1,113,841

Short-Term Securities Held as Collateral for Securities on Loan (1.5%)
Miscellaneous Investments (1.5%):
$4,824,336	Short-Term Investments(b)	4,824,336

Total Short-Term Securities Held as Collateral for Securities on Loan (Cost $4,824,336)		4,824,336

Total Investment Securities (Cost $267,785,491) - 100.8%		331,607,143
Net other assets (liabilities) - (0.8)%		(2,697,211)

Net Assets - 100.0%		$328,909,932

Percentages indicated are based on net assets as of March 31, 2019.

ADR	-	American Depositary Receipt
GDR	-	Global Depositary Receipt

*	Non-income producing security.
^	This security or a partial position of this security was on loan as of March 31, 2019. The total value of securities on loan as of March 31, 2019, was $4,704,160.
†	Represents less than 0.05%.
(a)	The rate represents the effective yield at March 31, 2019.
(b)

Represents various short-term investments purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before March 31, 2019.

See accompanying notes to the schedules of portfolio investments.

AZL MSCI Emerging Markets Equity Index Fund

Schedule of Portfolio Investments

March 31, 2019 (Unaudited)

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investments as of March 31, 2019:

Country	Percentage
Bermuda	0.3%
Brazil	7.1%
Cayman Islands	1.8%
Chile	1.0%
China	23.9%
Colombia	0.4%
Czech Republic	0.2%
Egypt	0.1%
Greece	0.2%
Hong Kong	6.3%
Hungary	0.3%
India	9.0%
Indonesia	2.1%
Korea, Republic Of	0.3%
Luxembourg	— %†
Malaysia	2.2%
Mexico	2.6%
Pakistan	— %†
Peru	0.1%
Philippines	1.1%
Poland	1.1%
Qatar	0.9%
Republic of Korea (South)	12.5%
Romania	0.1%
Russian Federation	3.7%
Singapore	— %†
South Africa	5.7%
Switzerland	0.2%
Taiwan, Province Of China	11.1%
Thailand	2.3%
Turkey	0.5%
United Arab Emirates	0.7%
United States	2.2%

100.0%

†	Represents less than 0.05%.

See accompanying notes to the schedules of portfolio investments.

AZL MSCI Emerging Markets Equity Index Fund

Schedule of Portfolio Investments

March 31, 2019 (Unaudited)

Futures Contracts

Cash of $176,000 has been segregated to cover margin requirements for the following open contracts as of March 31, 2019:

Long Futures

Description	Expiration Date	Number of Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Mini MSCI Emerging Markets Index June Futures (U.S. Dollar)	6/21/19	67	$3,542,290	$28,786

				$28,786

See accompanying notes to the schedules of portfolio investments.

AZL MSCI Global Equity Index Fund

Schedule of Portfolio Investments

March 31, 2019 (Unaudited)

Shares		Fair Value
Common Stocks (99.1%):
Aerospace & Defense (2.0%):
1,624	Arconic, Inc.	$31,035
11,607	BAE Systems plc	73,109
1,906	Boeing Co. (The)	726,986
6,773	Bombardier, Inc., Class B*	13,027
946	CAE, Inc.	20,963
10	Dassault Aviation SA	14,752
106	Elbit Systems, Ltd.	13,716
2,038	European Aeronautic Defence & Space Co. NV	270,213
401	Finmeccanica SpA	4,675
893	General Dynamics Corp.	151,167
396	Harris Corp.	63,245
165	Huntington Ingalls Industries, Inc.	34,188
272	L3 Technologies, Inc.	56,133
910	Lockheed Martin Corp.	273,146
3,047	Meggitt plc	19,974
198	MTU Aero Engines AG	44,824
574	Northrop Grumman Corp.	154,750
997	Raytheon Co.	181,534
5,970	Rolls-Royce Holdings plc	70,501
1,190	Safran SA	163,263
6,300	Singapore Technologies Engineering, Ltd.	17,423
369	Spirit AeroSystems Holdings, Inc., Class A	33,775
833	Textron, Inc.	42,200
368	Thales SA	44,143
166	TransDigm Group, Inc.*	75,362
2,918	United Technologies Corp.	376,100

		2,970,204

Air Freight & Logistics (0.5%):
3,854	Bollore, Inc.	17,445
478	C.H. Robinson Worldwide, Inc.	41,581
3,537	Deutsche Post AG	115,053
617	Expeditors International of Washington, Inc.	46,830
900	FedEx Corp.	163,269
3,442	Royal Mail plc	10,687
2,460	United Parcel Service, Inc., Class B	274,881
437	XPO Logistics, Inc.*	23,484
1,100	Yamato Holdings Co., Ltd.	28,465

		721,695

Airlines (0.1%):
400	All Nippon Airways Co., Ltd.	14,680
468	American Airlines Group, Inc.	14,864
624	Delta Air Lines, Inc.	32,230
966	Deutsche Lufthansa AG, Registered Shares	21,196
585	easyJet plc	8,532
400	Japan Airlines Co., Ltd.	14,092
2,200	Singapore Airlines, Ltd.	15,715
491	Southwest Airlines Co.	25,488
239	United Continental Holdings, Inc.*	19,067

		165,864

Auto Components (0.5%):
500	Aisin Sieki Co., Ltd.	17,937
914	Aptiv plc	72,654
266	Autoliv, Inc.	19,559
686	BorgWarner, Inc.	26,349
2,200	Bridgestone Corp.	84,963
626	Compagnie Generale des Establissements Michelin SCA, Class B	74,194
363	Continental AG	54,636
1,600	Denso Corp.	62,535

Shares		Fair Value
Common Stocks, continued
Auto Components, continued
299	Faurecia SA	$12,636
724	Goodyear Tire & Rubber Co.	13,141
400	Koito Manufacturing Co., Ltd.	22,769
251	Lear Corp.	34,063
1,106	Magna Internationl, Inc.	53,860
2,000	Minth Group, Ltd.	6,305
700	NGK Spark Plug Co., Ltd.	13,046
459	Nokian Renkaat OYJ	15,376
1,473	Pirelli & C SpA	9,508
600	Stanley Electric Co., Ltd.	16,192
2,900	Sumitomo Electric Industries, Ltd.	38,606
700	Sumitomo Rubber Industries, Ltd.	8,420
300	Toyoda Gosei Co., Ltd.	6,380
500	Toyota Industries Corp.	25,147
842	Valeo SA	24,511
300	Yokohama Rubber Co., Ltd. (The)	5,595

		718,382

Automobiles (1.5%):
1,168	Bayerische Motoren Werke AG (BMW)	90,060
3,196	Daimler AG, Registered Shares	187,267
445	Ferrari NV	59,799
4,033	Fiat Chrysler Automobiles NV	60,295
13,261	Ford Motor Co.	116,432
2,100	Fuji Heavy Industries, Ltd.	48,011
4,452	General Motors Co.	165,169
541	Harley-Davidson, Inc.	19,292
5,900	Honda Motor Co., Ltd.	159,937
1,900	Isuzu Motors, Ltd.	25,070
2,200	Mazda Motor Corp.	24,677
2,700	Mitsubishi Motors Corp.	14,401
8,100	Nissan Motor Co., Ltd.	66,608
2,093	PSA Peugeot Citroen SA	51,159
650	Renault SA	43,050
1,200	Suzuki Motor Corp.	53,231
447	Tesla Motors, Inc.*	125,097
8,100	Toyota Motor Corp.	475,195
130	Volkswagen AG	21,155
1,100	Yamaha Motor Co., Ltd.	21,667

		1,827,572

Banks (7.9%):
1,626	ABN AMRO Group NV	36,707
3,636	AIB Group plc	16,332
400	Aozora Bank, Ltd.	9,908
9,931	Australia & New Zealand Banking Group, Ltd.	184,399
23,201	Banco Bilbao Vizcaya Argentaria SA	132,658
21,685	Banco de Sabadell SA	21,615
57,056	Banco Santander SA	265,485
3,600	Bank Hapoalim BM	23,937
5,141	Bank Leumi Le-Israel Corp.	33,727
32,906	Bank of America Corp.	907,877
4,800	Bank of East Asia, Ltd. (The)	15,592
3,384	Bank of Ireland Group plc	20,163
200	Bank of Kyoto, Ltd. (The)	8,393
2,300	Bank of Montreal	172,113
4,289	Bank of Nova Scotia	228,349
1,540	Bank of Queensland, Ltd.	9,982
4,962	Bankia SA	12,869
2,483	Bankinter SA	18,914
60,651	Barclays plc	122,522
2,732	BB&T Corp.	127,120
1,721	Bendigo & Adelaide Bank, Ltd.	11,815
3,996	BNP Paribas SA	191,494
12,500	BOC Hong Kong Holdings, Ltd.	51,748

See accompanying notes to the schedules of portfolio investments.

AZL MSCI Global Equity Index Fund

Schedule of Portfolio Investments

March 31, 2019 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Banks, continued
1,592	Canadian Imperial Bank of Commerce	$125,816
2,200	Chiba Bank, Ltd. (The)	11,982
1,100	Chuo Mitsui Trust Holdings, Inc.	39,593
325	CIT Group, Inc.	15,590
8,577	Citigroup, Inc.	533,661
1,569	Citizens Financial Group, Inc.	50,993
614	Comerica, Inc.	45,018
3,447	Commerzbank AG	26,676
6,301	Commonwealth Bank of Australia	317,230
4,400	Concordia Financial Group, Ltd.	16,983
4,079	Credit Agricole SA	49,413
13,526	Criteria Caixacorp SA	42,275
2,612	Danske Bank A/S	45,883
6,500	DBS Group Holdings, Ltd.	121,156
3,558	DnB NOR ASA	65,569
473	East West Bancorp, Inc.	22,690
998	Erste Group Bank AG	36,677
2,747	Fifth Third Bancorp	69,279
566	First Republic Bank	56,860
600	Fukuoka Financial Group, Inc.	13,351
2,700	Hang Seng Bank, Ltd.	66,621
70,459	HSBC Holdings plc	573,718
3,736	Huntington Bancshares, Inc.	47,372
13,690	ING Groep NV	165,919
52,005	Intesa Sanpaolo SpA	126,719
1,600	Japan Post Bank Co., Ltd.	17,497
11,748	JPMorgan Chase & Co.	1,189,250
940	KBC Group NV	65,726
3,845	KeyCorp	60,559
248,649	Lloyds Banking Group plc	201,661
482	M&T Bank Corp.	75,684
3,600	Mebuki Financial Group, Inc.	9,229
2,255	Mediobanca SpA	23,439
41,200	Mitsubishi UFJ Financial Group, Inc.	204,522
514	Mizrahi Tefahot Bank, Ltd.	10,603
83,600	Mizuho Financial Group, Inc.	129,593
9,576	National Australia Bank, Ltd.	172,376
1,174	National Bank of Canada	52,989
10,697	Nordea Bank AB	81,457
11,300	Oversea-Chinese Banking Corp., Ltd.	92,326
1,195	People’s United Financial, Inc.	19,646
1,635	PNC Financial Services Group, Inc.	200,549
556	Raiffeisen International Bank-Holding AG	12,490
3,508	Regions Financial Corp.	49,638
7,200	Resona Holdings, Inc.	31,263
5,126	Royal Bank of Canada	386,771
17,623	Royal Bank of Scotland Group plc	56,837
2,100	Seven Bank, Ltd.	6,214
400	Shinsei Bank, Ltd.	5,690
1,500	Shizuoka Bank, Ltd. (The)	11,444
207	Signature Bank	26,510
5,566	Skandinaviska Enskilda Banken AB, Class A	48,215
2,733	Societe Generale	79,220
10,199	Standard Chartered plc	78,827
4,600	Sumitomo Mitsui Financial Group, Inc.	160,998
1,589	SunTrust Banks, Inc.	94,148
195	SVB Financial Group*	43,360
5,247	Svenska Handelsbanken AB, Class A	55,401
3,130	Swedbank AB, Class A	44,243
6,417	Toronto-Dominion Bank (The)	348,272
5,446	U.S. Bancorp	262,443

Shares		Fair Value
Common Stocks, continued
Banks, continued
6,841	Unicredit SpA	$87,758
5,004	United Overseas Bank, Ltd.	93,024
15,762	Wells Fargo & Co.	761,620
12,158	Westpac Banking Corp.	223,540
1,000	Yamaguchi Financial Group, Inc.	8,498
697	Zions Bancorp	31,651

		10,925,944

Beverages (2.0%):
2,658	Anheuser-Busch InBev NV	223,056
1,300	Asahi Breweries, Ltd.	58,071
933	Brown-Forman Corp., Class B	49,244
363	Carlsberg A/S, Class B	45,366
1,827	Coca-Cola Amatil, Ltd.	11,228
500	Coca-Cola Bottlers Japan Holdings, Inc.	12,711
14,291	Coca-Cola Co. (The)	669,677
782	Coca-Cola European Partners plc	40,278
698	Coca-Cola HBC AG	23,785
595	Constellation Brands, Inc., Class C	104,321
2,076	Davide Campari - Milano SpA	20,399
8,656	Diageo plc	353,980
423	Heineken Holding NV, Class A	42,414
909	Heineken NV	96,015
2,900	Kirin Holdings Co., Ltd.	69,439
696	Molson Coors Brewing Co., Class B	41,516
1,485	Monster Beverage Corp.*	81,051
5,016	PepsiCo, Inc.	614,711
756	Pernod Ricard SA	135,768
74	Remy Cointreau SA	9,873
500	Suntory Beverage & Food, Ltd.	23,493
2,611	Treasury Wine Estates, Ltd.	27,783

		2,754,179

Biotechnology (1.7%):
5,356	AbbVie, Inc.	431,640
760	Alexion Pharmaceuticals, Inc.*	102,737
593	Alkermes plc*	21,639
336	Alnylam Pharmaceuticals, Inc.*	31,399
2,249	Amgen, Inc.	427,265
117	BeiGene, Ltd., ADR*	15,444
701	Biogen Idec, Inc.*	165,702
650	BioMarin Pharmaceutical, Inc.*	57,740
2,456	Celgene Corp.*	231,699
1,622	CSL, Ltd.	225,283
222	Genmab A/S*	38,536
4,538	Gilead Sciences, Inc.	295,015
1,016	Grifols SA	28,457
670	Incyte Corp.*	57,627
274	Regeneron Pharmaceuticals, Inc.*	112,510
349	Seattle Genetics, Inc.*	25,561
176	United Therapeutics Corp.*	20,657
921	Vertex Pharmaceuticals, Inc.*	169,418

		2,458,329

Building Products (0.4%):
447	A.O. Smith Corp.	23,834
307	Allegion plc	27,848
500	Asahi Glass Co., Ltd.	17,571
3,747	Assa Abloy AB, Class B	80,804
1,758	Compagnie de Saint-Gobain SA	63,764
900	Daikin Industries, Ltd.	105,748
468	Fortune Brands Home & Security, Inc.	22,281
133	Geberit AG, Registered Shares	54,429
3,323	Johnson Controls International plc	122,751
549	Kingspan Group plc	25,428
120	Lennox International, Inc.	31,728

See accompanying notes to the schedules of portfolio investments.

AZL MSCI Global Equity Index Fund

Schedule of Portfolio Investments

March 31, 2019 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Building Products, continued
1,000	Lixil Group Corp.	$13,370
1,128	Masco Corp.	44,342
422	Owens Corning, Inc.	19,885
500	TOTO, Ltd.	21,267

		675,050

Capital Markets (2.5%):
3,720	3i Group plc	47,740
210	Affiliated Managers Group, Inc.	22,493
497	Ameriprise Financial, Inc.	63,666
220	Amundi SA	13,879
606	ASX, Ltd.	30,137
3,430	Bank of New York Mellon Corp. (The)	172,975
410	BlackRock, Inc., Class A+	175,222
3,004	Brookfield Asset Management, Inc., Class A	139,971
412	CBOE Holdings, Inc.	39,321
4,317	Charles Schwab Corp. (The)	184,595
879	CI Financial Corp.	11,999
1,281	CME Group, Inc.	210,827
8,729	Credit Suisse Group AG	101,925
5,900	Daiwa Securities Group, Inc.	28,814
7,107	Deutsche Bank AG, Registered Shares	57,868
686	Deutsche Boerse AG	87,944
977	E*TRADE Financial Corp.	45,362
451	Eaton Vance Corp.	18,180
1,172	Franklin Resources, Inc.	38,840
1,190	Goldman Sachs Group, Inc. (The)	228,467
1,005	Hargreaves Lansdown plc	24,460
4,100	Hong Kong Exchanges & Clearing, Ltd.	142,887
310	IGM Financial, Inc.	7,976
1,995	Intercontinental Exchange, Inc.	151,899
1,286	Invesco, Ltd.	24,833
2,442	Investec plc	14,113
2,000	Japan Exchange Group, Inc.	35,605
710	Julius Baer Group, Ltd.	28,741
1,718	KKR & Co., Inc., Class A	40,356
1,115	London Stock Exchange Group plc	69,019
1,159	Macquarie Group, Ltd.	106,497
609	Moody’s Corp.	110,284
4,529	Morgan Stanley	191,124
316	MSCI, Inc., Class A	62,833
392	NASDAQ OMX Group, Inc. (The)	34,296
3,360	Natixis	17,989
11,500	Nomura Holdings, Inc.	41,252
762	Northern Trust Corp.	68,892
63	Partners Group Holding AG	45,870
434	Raymond James Financial, Inc.	34,898
874	S&P Global, Inc.	184,021
800	SBI Holdings, Inc.	17,918
341	Schroders plc	12,003
413	SEI Investments Co.	21,579
3,200	Singapore Exchange, Ltd.	17,294
1,995	St. James Place plc	26,797
1,360	State Street Corp.	89,502
859	T. Rowe Price Group, Inc.	86,003
1,046	TD Ameritrade Holding Corp.	52,290
13,758	UBS Group AG	167,058

		3,648,514

Chemicals (2.6%):
1,517	Air Liquide SA	193,130
764	Air Products & Chemicals, Inc.	145,893
700	Air Water, Inc.	10,179
762	Akzo Nobel NV	67,580
365	Albemarle Corp.	29,923

Shares		Fair Value
Common Stocks, continued
Chemicals, continued
263	Arkema SA	$25,110
4,400	Asahi Kasei Corp.	45,616
832	Axalta Coating Systems, Ltd.*	20,975
3,214	BASF SE	236,010
464	Celanese Corp., Series A	45,755
758	CF Industries Holdings, Inc.	30,987
702	Chemours Co. (The)	26,086
353	Christian Hansen Holding A/S	35,877
561	Clariant AG	11,812
708	Covestro AG	38,943
469	Croda International plc	30,865
1,000	Daicel Chemical Industries, Ltd.	10,884
8,140	DowDuPont, Inc.	433,943
519	Eastman Chemical Co.	39,382
910	Ecolab, Inc.	160,651
34	EMS-Chemie Holding AG	18,466
653	Evonik Industries AG	17,777
440	FMC Corp.	33,801
275	Fuchs Petrolub AG	11,317
32	Givaudan SA, Registered Shares	82,096
500	Hitachi Chemical Co., Ltd.	11,122
6,485	Incitec Pivot, Ltd.	14,414
304	International Flavor & Fragrances, Inc.	39,130
2,151	Israel Chemicals, Ltd.	11,269
591	Johnson Matthey plc	24,204
800	JSR Corp.	12,446
500	Kansai Paint Co., Ltd.	9,551
650	Koninklijke DSM NV	70,943
1,300	Kuraray Co., Ltd.	16,575
270	Lanxess AG	14,399
1,931	Linde plc	339,720
1,131	LyondellBasell Industries NV, Class A	95,095
244	Methanex Corp.	13,860
4,700	Mitsubishi Chemical Holdings Corp.	33,195
400	Mitsubishi Gas Chemical Co., Inc.	5,727
800	Mitsui Chemicals, Inc.	19,372
1,289	Mosaic Co. (The)	35,203
600	Nippon Paint Holdings Co., Ltd.	23,643
500	Nissan Chemical Industries, Ltd.	22,958
500	Nitto Denko Corp.	26,365
785	Novozymes A/S, Class B	36,117
2,204	Nutrien, Ltd.	116,253
1,427	Orica, Ltd.	17,920
878	PPG Industries, Inc.	99,100
294	Sherwin Williams Co.	126,629
1,300	Shin-Etsu Chemical Co., Ltd.	109,369
500	Showa Denko K.K.	17,695
464	Sika AG	64,908
249	Solvay SA	26,965
4,700	Sumitomo Chemical Co., Ltd.	21,944
400	Symrise AG	36,019
600	Taiyo Nippon Sanso Corp.	9,159
700	Teijin, Ltd.	11,573
5,200	Toray Industries, Inc.	33,309
1,000	Tosoh Corp.	15,602
776	Umicore SA	34,610
141	Westlake Chemical Corp.	9,568
682	Yara International ASA	27,934

		3,456,923

Commercial Services & Supplies (0.5%):
1,000	Babcock International Group plc	6,449
5,458	Brambles, Ltd.	45,701
306	Cintas Corp.	61,846
760	Copart, Inc.*	46,048

See accompanying notes to the schedules of portfolio investments.

AZL MSCI Global Equity Index Fund

Schedule of Portfolio Investments

March 31, 2019 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Commercial Services & Supplies, continued
1,000	Dai Nippon Printing Co., Ltd.	$23,965
805	Edenred	36,658
6,037	G4S plc	14,469
648	ISS A/S	19,727
400	Park24 Co., Ltd.	8,698
847	Republic Services, Inc., Class A	68,082
601	Rollins, Inc.	25,014
700	SECOM Co., Ltd.	60,058
1,209	Securitas AB, Class B	19,520
109	Societe BIC SA	9,722
300	Sohgo Security Services Co., Ltd.	13,094
1,000	Toppan Printing Co., Ltd.	15,127
914	Waste Connections, Inc.	80,971
1,502	Waste Management, Inc.	156,072

		711,221

Communications Equipment (1.0%):
188	Arista Networks, Inc.*	59,118
15,870	Cisco Systems, Inc.	856,822
795	CommScope Holding Co., Inc.*	17,275
228	F5 Networks, Inc.*	35,780
1,112	Juniper Networks, Inc.	29,435
566	Motorola Solutions, Inc.	79,478
20,385	Nokia OYJ	115,953
338	Palo Alto Networks, Inc.*	82,093
10,526	Telefonaktiebolaget LM Ericsson, Class B	96,593

		1,372,547

Construction & Engineering (0.4%):
844	ACS Actividades de Construccion y Servicios SA	37,098
805	Bouygues SA	28,778
349	Cimic Group, Ltd.	11,978
295	Eiffage SA	28,359
1,625	Ferrovial SA	38,075
547	Fluor Corp.	20,130
76	Hochtief AG	10,998
481	Jacobs Engineering Group, Inc.	36,166
800	JGC Corp.	10,684
1,500	Kajima Corp.	22,180
2,600	Obayashi Corp.	26,248
2,000	Shimizu Corp.	17,435
1,213	Skanska AB, Class B	22,059
583	SNC-Lavalin Group, Inc.	14,795
800	TAISEI Corp.	37,227
1,791	Vinci SA	174,313
377	WSP Global, Inc.	20,605

		557,128

Construction Materials (0.3%):
4,102	Boral, Ltd.	13,418
2,820	CRH plc	87,448
3,025	Fletcher Building, Ltd.	10,193
529	HeidelbergCement AG	38,024
71	Imerys SA	3,549
1,726	James Hardie Industries SE	22,264
1,767	LafargeHolcim, Ltd., Registered Shares	87,452
202	Martin Marietta Materials, Inc.	40,638
500	Taiheiyo Cement Corp.	16,700
496	Vulcan Materials Co.	58,727

		378,413

Consumer Finance (0.4%):
1,300	ACOM Co., Ltd.	4,647
400	Aeon Credit Service Co., Ltd.	8,151
1,383	Ally Financial, Inc.	38,019
2,570	American Express Co.	280,900

Shares		Fair Value
Common Stocks, continued
Consumer Finance, continued
1,679	Capital One Financial Corp.	$137,158
700	Credit Saison Co., Ltd.	9,249
1,196	Discover Financial Services	85,107
2,362	Synchrony Financial	75,348

		638,579

Containers & Packaging (0.2%):
3,908	Amcor, Ltd.	42,743
282	Avery Dennison Corp.	31,866
1,091	Ball Corp.	63,125
545	CCL Industries, Inc.	22,066
409	Crown Holdings, Inc.*	22,319
1,337	International Paper Co.	61,863
370	Packaging Corp. of America	36,771
609	Sealed Air Corp.	28,051
820	Smurfit Kappa Group plc	22,898
600	Toyo Seikan Kaisha, Ltd.	12,346
841	WestRock Co.	32,252

		376,300

Distributors (0.1%):
510	Genuine Parts Co.	57,135
400	Jardine Cycle & Carriage, Ltd.	9,611
1,183	LKQ Corp.*	33,574

		100,320

Diversified Consumer Services (0.0%†):
400	Benesse Holdings, Inc.	10,415
633	H&R Block, Inc.	15,154

		25,569

Diversified Financial Services (0.9%):
11,633	AMP, Ltd.	17,426
856	AXA Equitable Holdings, Inc.	17,240
4,573	Berkshire Hathaway, Inc., Class B*	918,670
200	Century Tokyo Leasing Corp.	8,734
2,251	Challenger, Ltd.	13,302
152	Eurazeo Se	11,440
446	EXOR NV	28,969
262	Groupe Bruxelles Lambert SA	25,482
681	Industrivarden AB, Class C	14,276
1,625	Investor AB, Class B	73,240
1,211	Jefferies Financial Group, Inc.	22,755
827	Kinnevik AB	21,430
342	L E Lundbergforetagen AB	10,823
1,300	Mitsubishi UFJ Lease & Finance Co., Ltd.	6,635
317	Onex Corp.	17,883
4,600	ORIX Corp.	66,228
88	Pargesa Holding SA	6,902
7,483	Standard Life Aberdeen plc	25,735
495	Voya Financial, Inc.	24,730
105	Wendel	13,249

		1,345,149

Diversified Telecommunication Services (1.9%):
25,757	AT&T, Inc.	807,740
597	BCE, Inc.	26,512
582	Belgacom SA	16,797
6,945	Bezeq Israeli Telecommunication Corp., Ltd. (The)	4,996
28,671	BT Group plc	83,370
3,542	CenturyLink, Inc.	42,469
11,755	Deutsche Telekom AG, Registered Shares	195,084
563	Elisa OYJ	25,406
7,242	France Telecom SA	117,878
14,000	HKT Trust & HKT, Ltd.	22,508
103	Iliad SA	10,363
10,691	Koninklijke KPN NV	33,912

See accompanying notes to the schedules of portfolio investments.

AZL MSCI Global Equity Index Fund

Schedule of Portfolio Investments

March 31, 2019 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Diversified Telecommunication Services, continued
2,200	Nippon Telegraph & Telephone Corp.	$93,529
21,000	PCCW, Ltd.	13,055
27,900	Singapore Telecommunications, Ltd.	62,267
88	Swisscom AG, Registered Shares	43,068
6,633	Telecom Corp. of New Zealand, Ltd.	17,172
21,887	Telecom Italia SpA	12,464
41,770	Telecom Italia SpA*	25,982
3,135	Telefonica Deutschland Holding AG	9,843
16,429	Telefonica SA	137,725
2,495	Telenor ASA	49,987
10,107	Telia Co AB	45,671
14,817	Telstra Corp., Ltd.	35,001
752	TELUS Corp.	27,836
838	TPG Telecom, Ltd.	4,148
475	United Internet AG, Registered Shares	17,336
14,586	Verizon Communications, Inc.	862,469
709	Zayo Group Holdings, Inc.*	20,150

		2,864,738

Electric Utilities (2.0%):
765	Alliant Energy Corp.	36,054
1,767	American Electric Power Co., Inc.	147,986
6,654	AusNet Services	8,400
2,200	Chubu Electric Power Co., Inc.	34,360
1,100	Chugoku Electric Power Co., Inc. (The)	13,729
2,000	CK Infrastructure Holdings, Ltd.	16,419
6,000	CLP Holdings, Ltd.	69,622
2,524	Duke Energy Corp.	227,160
1,181	Edison International	73,128
9,354	EDP - Energias de Portugal SA	36,791
2,156	Electricite de France	29,502
225	Emera, Inc.	8,414
1,138	Endesa SA	29,032
28,886	Enel SpA	184,864
637	Entergy Corp.	60,916
999	Evergy, Inc.	57,992
1,167	Eversource Energy	82,799
3,369	Exelon Corp.	168,888
1,742	FirstEnergy Corp.	72,485
1,522	Fortis, Inc.	56,258
1,472	Fortum OYJ	30,110
7,500	HK Electric Investments, Ltd.	7,668
4,500	Hongkong Electric Holdings, Ltd.	31,213
1,223	Hydro One, Ltd.	19,001
22,266	Iberdrola SA	195,527
2,500	Kansai Electric Power Co., Inc. (The)	36,893
1,100	Kyushu Electric Power Co., Inc.	12,998
1,671	NextEra Energy, Inc.	323,037
776	OGE Energy Corp.	33,461
680	Orsted A/S	51,565
367	Pinnacle West Capital Corp.	35,078
2,382	PPL Corp.	75,605
1,396	Red Electrica Corporacion SA	29,754
3,655	Scottish & Southern Energy plc	56,624
3,593	Southern Co. (The)	185,686
5,043	Terna SpA	31,985
1,200	Tohoku Electric Power Co., Inc.	15,322
5,700	Tokyo Electric Power Co., Inc. (The)*	36,054
244	Verbund AG, Class A	11,701
1,789	Xcel Energy, Inc.	100,560

		2,734,641

Electrical Equipment (0.8%):
6,365	ABB, Ltd.	119,776
124	Acuity Brands, Inc.	14,881

Shares		Fair Value
Common Stocks, continued
Electrical Equipment, continued
852	AMETEK, Inc.	$70,690
1,570	Eaton Corp. plc	126,479
2,178	Emerson Electric Co.	149,128
400	Fuji Electric Holdings Co., Ltd.	11,408
901	Legrand SA	60,393
17,934	Melrose Industries plc	42,849
6,500	Mitsubishi Electric Corp.	83,888
800	Nidec Corp.	102,141
350	OSRAM Licht AG	12,040
907	Prysmian SpA	17,167
409	Rockwell Automation, Inc.	71,763
1,955	Schneider Electric SA	153,728
524	Sensata Technologies Holding plc*	23,590
973	Siemens Gamesa Renewable Energy	15,505
702	Vestas Wind Systems A/S	59,135

		1,134,561

Electronic Equipment, Instruments & Components (0.9%):
700	ALPS Electric Co., Ltd.	14,676
1,094	Amphenol Corp., Class A	103,317
272	Arrow Electronics, Inc.*	20,960
509	CDW Corp.	49,052
658	Cognex Corp.	33,466
2,778	Corning, Inc.	91,952
2,085	Flextronics International, Ltd.*	20,850
420	FLIR Systems, Inc.	19,984
500	Hamamatsu Photonics KK	19,418
890	Hexagon AB, Class B	46,492
105	Hirose Electric Co., Ltd.	11,082
300	Hitachi High-Technologies Corp.	12,335
3,400	Hitachi, Ltd.	110,487
218	Ingenico Group	15,599
143	IPG Photonics Corp.*	21,705
300	Keyence Corp.	187,464
683	Keysight Technologies, Inc.*	59,558
1,200	Kyocera Corp.	70,696
1,800	Murata Manufacturing Co., Ltd.	90,016
400	Nippon Electric Glass Co., Ltd.	10,653
700	Omron Corp.	32,936
700	Shimadzu Corp.	20,339
400	TDK Corp.	31,463
1,169	TE Connectivity, Ltd.	94,397
896	Trimble Navigation, Ltd.*	36,198
1,000	Venture Corp., Ltd.	13,304
700	Yaskawa Electric Corp.	22,136
900	Yokogawa Electric Corp.	18,715

		1,279,250

Energy Equipment & Services (0.3%):
1,805	Baker Hughes, a GE Co.	50,035
2,980	Halliburton Co.	87,314
427	Helmerich & Payne, Inc.	23,724
2,567	John Wood Group plc	16,976
1,360	National-Oilwell Varco, Inc.	36,230
4,918	Schlumberger, Ltd.	214,277
1,519	Technipfmc plc	35,727
1,915	Tenaris SA	26,995
1,151	WorleyParsons, Ltd.	11,602

		502,880

Entertainment (1.3%):
2,550	Activision Blizzard, Inc.	116,102
500	DeNA Co., Ltd.	7,538
1,079	Electronic Arts, Inc.*	109,659
300	Konami Corp.	13,047
765	Liberty Media Group, Class C*	26,813

See accompanying notes to the schedules of portfolio investments.

AZL MSCI Global Equity Index Fund

Schedule of Portfolio Investments

March 31, 2019 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Entertainment, continued
548	Live Nation, Inc.*	$34,820
1,552	Netflix, Inc.*	553,381
1,400	Nexon Co., Ltd.*	22,004
400	Nintendo Co., Ltd.	114,568
402	Take-Two Interactive Software, Inc.*	37,937
400	Toho Co., Ltd.	16,078
274	UbiSoft Entertainment SA*	24,447
1,259	Viacom, Inc., Class B	35,340
3,773	Vivendi Universal SA	109,366
5,805	Walt Disney Co. (The)	644,547

		1,865,647

Equity Real Estate Investment Trusts (2.7%):
373	Alexandria Real Estate Equities, Inc.	53,175
1,545	American Tower Corp.	304,459
9,400	Ascendas Real Estate Investment Trust	20,210
493	AvalonBay Communities, Inc.	98,960
553	Boston Properties, Inc.	74,036
2,984	British Land Co. plc	22,897
881	Brookfield Property REIT, Inc., Class A	18,052
349	Camden Property Trust	35,424
10,600	CapitaLand Commercial Trust	15,198
10,000	CapitaMall Trust	17,578
1,476	Crown Castle International Corp.	188,928
5	Daiwahouse Residential Investment Corp.	11,101
3,890	Dexus Property Group	35,170
710	Digital Realty Trust, Inc.	84,490
1,337	Duke Realty Corp.	40,885
286	Equinix, Inc.	129,604
1,317	Equity Residential Property Trust	99,196
221	Essex Property Trust, Inc.	63,922
424	Extra Space Storage, Inc.	43,210
237	Federal Realty Investment Trust	32,670
126	Fonciere des Regions SA	13,379
158	Gecina SA	23,383
5,600	GPT Group	24,669
290	H&R Real Estate Investment Trust	5,081
3,070	Hammerson plc	13,447
1,580	HCP, Inc.	49,454
2,539	Host Hotels & Resorts, Inc.	47,987
90	ICADE	7,614
1,183	Invitation Homes, Inc.	28,782
957	Iron Mountain, Inc.	33,935
2	Japan Prime Realty Investment Corp.	8,240
5	Japan Real Estate Investment Corp.	29,481
11	Japan Retail Fund Investment Corp.	22,117
1,638	Kimco Realty Corp.	30,303
640	Klepierre	22,414
2,886	Land Securities Group plc	34,372
566	Liberty Property Trust	27,406
7,500	Link REIT (The)	87,704
365	Macerich Co. (The)	15,823
5,806	Macquarie Goodman Group	54,987
370	Mid-America Apartment Communities, Inc.	40,452
14,289	Mirvac Group	27,838
493	National Retail Properties, Inc.	27,307
5	Nippon Building Fund, Inc.	33,857
6	Nippon Prologis REIT, Inc.	12,773
15	Nomura Real Estate Master Fund, Inc.	22,111
2,185	ProLogis, Inc.	157,211
557	Public Storage, Inc.	121,303
1,040	Realty Income Corp.	76,502

Shares		Fair Value
Common Stocks, continued
Equity Real Estate Investment Trusts, continued
566	Regency Centers Corp.	$38,199
626	RioCan REIT	12,401
397	SBA Communications Corp.*	79,265
17,626	Scentre Group	51,548
3,901	SERGO plc	34,220
1,084	Simon Property Group, Inc.	197,517
320	SL Green Realty Corp.	28,774
240	Smart Real Estate Investment Trust	6,288
8,725	Stockland Trust Group	23,874
8,200	Suntec REIT	11,814
891	UDR, Inc.	40,505
491	Unibail-Rodamco-Westfield	80,480
11	United Urban Investment Corp.	17,376
1,261	Ventas, Inc.	80,464
2,998	VEREIT, Inc.	25,093
12,778	Vicinity Centres	23,569
592	Vornado Realty Trust	39,924
1,360	Welltower, Inc.	105,536
2,695	Weyerhaeuser Co.	70,986
576	WP Carey, Inc.	45,118

		3,502,048

Food & Staples Retailing (1.5%):
2,100	Aeon Co., Ltd.	43,999
1,573	Alimentation Couche-Tard, Inc.	92,671
2,139	Carrefour SA	40,005
240	Casino Guichard-Perrachon SA	10,422
4,032	Coles Group, Ltd.*	33,929
214	Colruyt SA	15,823
1,545	Costco Wholesale Corp.	374,106
1,200	Dairy Farm International Holdings, Ltd.	10,070
460	Empire Co., Ltd., Class A	9,959
800	FamilyMart Co., Ltd.	20,400
182	ICA Gruppen AB	7,301
6,388	J Sainsbury plc	19,631
1,005	Jeronimo Martins SGPS SA	14,829
4,353	Koninklijke Ahold Delhaize NV	115,888
2,807	Kroger Co. (The)	69,052
200	LAWSON, Inc.	11,095
685	Loblaw Cos., Ltd.	33,794
706	METRO AG	11,704
776	Metro, Inc.	28,573
2,700	Seven & I Holdings Co., Ltd.	101,905
200	Sundrug Co., Ltd.	5,526
1,723	Sysco Corp.	115,027
34,175	Tesco plc	103,363
100	Tsuruha Holdings, Inc.	8,155
2,838	Walgreens Boots Alliance, Inc.	179,560
5,132	Wal-Mart Stores, Inc.	500,525
200	Welcia Holdings Co., Ltd.	6,795
4,032	Wesfarmers, Ltd.	99,291
310	Weston (George), Ltd.	22,293
8,734	William Morrison Supermarkets plc	25,895
4,614	Woolworths, Ltd.	99,785

		2,231,371

Food Products (1.8%):
2,687	A2 Milk Co., Ltd.*	26,230
1,500	Ajinomoto Co., Inc.	24,005
1,952	Archer-Daniels-Midland Co.	84,190
1,195	Associated British Foods plc	38,010
8	Barry Callebaut AG, Registered Shares	14,456
553	Bunge, Ltd.	29,348
300	Calbee, Inc.	8,092
713	Campbell Soup Co.	27,187
1,740	Conagra Brands, Inc.	48,268

See accompanying notes to the schedules of portfolio investments.

AZL MSCI Global Equity Index Fund

Schedule of Portfolio Investments

March 31, 2019 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Food Products, continued
2,221	Danone SA	$171,292
2,121	General Mills, Inc.	109,762
17,600	Golden Agri-Resources, Ltd.	3,652
477	Hershey Co. (The)	54,774
1,046	Hormel Foods Corp.	46,819
220	Ingredion, Inc.	20,832
436	JM Smucker Co. (The)	50,794
921	Kellogg Co.	52,847
593	Kerry Group plc, Class A	66,203
500	Kikkoman Corp.	24,568
2,157	Kraft Heinz Co. (The)	70,426
525	Lamb Weston Holdings, Inc.	39,344
4	Lindt & Spruengli AG	27,213
1,474	Marine Harvest	32,943
410	McCormick & Co.	61,758
400	Meiji Holdings Co., Ltd.	32,502
5,133	Mondelez International, Inc., Class A	256,238
10,978	Nestle SA, Registered Shares	1,047,969
300	Nippon Meat Packers, Inc.	10,805
800	Nisshin Seifun Group, Inc.	18,377
200	Nissin Foods Holdings Co., Ltd.	13,776
3,107	Orkla ASA, Class A	23,859
790	Saputo, Inc.	26,930
300	Toyo Suisan Kaisha, Ltd.	11,441
1,095	Tyson Foods, Inc., Class A	76,026
31,500	WH Group, Ltd.	33,701
7,700	Wilmar International, Ltd.	18,845
400	Yakult Honsha Co., Ltd.	28,061
500	Yamazaki Baking Co., Ltd.	8,126

		2,739,669

Gas Utilities (0.3%):
963	AltaGas, Ltd.	12,677
3,678	APA Group	26,134
417	Atmos Energy Corp.	42,922
1,377	Gas Natural SDG SA	38,519
32,340	Hong Kong & China Gas Co., Ltd.	77,534
1,300	Osaka Gas Co., Ltd.	25,696
300	Toho Gas Co., Ltd.	13,479
1,400	Tokyo Gas Co., Ltd.	37,886
558	UGI Corp.	30,924

		305,771

Health Care Equipment & Supplies (2.7%):
6,236	Abbott Laboratories	498,505
153	ABIOMED, Inc.*	43,695
280	Align Technology, Inc.*	79,612
300	Asahi Intecc Co., Ltd.	14,126
1,790	Baxter International, Inc.	145,545
955	Becton, Dickinson & Co.	238,492
159	bioMerieux	13,175
4,769	Boston Scientific Corp.*	183,034
212	Cochlear, Ltd.	26,180
461	Coloplast A/S, Class B	50,600
4,781	Convatec Group plc	8,819
163	Cooper Cos., Inc. (The)	48,276
2,230	Danaher Corp.	294,405
721	Dentsply Sirona, Inc.	35,754
317	DexCom, Inc.*	37,755
747	Edwards Lifesciences Corp.*	142,924
1,016	EssilorLuxottica SA	111,018
2,111	Fisher & Paykel Healthcare Corp., Ltd.	22,609
974	Hologic, Inc.*	47,142
1,300	HOYA Corp.	86,037
314	IDEXX Laboratories, Inc.*	70,210
405	Intuitive Surgical, Inc.*	231,085
3,253	Koninklijke Philips Electronics NV	132,689

Shares		Fair Value
Common Stocks, continued
Health Care Equipment & Supplies, continued
4,741	Medtronic plc	$431,810
4,400	Olympus Co., Ltd.	47,853
482	ResMed, Inc.	50,114
129	Sartorius AG	22,122
556	Siemens Healthineers AG	23,171
2,931	Smith & Nephew plc	58,134
211	Sonova Holding AG, Registered Shares	41,774
39	Straumann Holding AG, Registered Shares	31,898
1,183	Stryker Corp.	233,666
600	Sysmex Corp.	36,404
170	Teleflex, Inc.	51,367
2,000	Terumo Corp.	61,217
318	Varian Medical Systems, Inc.*	45,067
379	William Demant Holding A/S*	11,225
735	Zimmer Holdings, Inc.	93,860

		3,801,369

Health Care Providers & Services (1.7%):
700	Alfresa Holdings Corp.	19,951
588	AmerisourceBergen Corp.	46,758
907	Anthem, Inc.	260,291
1,001	Cardinal Health, Inc.	48,198
1,492	Centene Corp.*	79,225
1,348	Cigna Corp.	216,785
4,594	CVS Health Corp.	247,754
479	DaVita, Inc.*	26,005
746	Fresenius Medical Care AG & Co., KGaA	59,998
1,485	Fresenius SE & Co. KGaA	82,707
982	HCA Healthcare, Inc.	128,033
559	Henry Schein, Inc.*	33,601
479	Humana, Inc.	127,414
366	Laboratory Corp. of America Holdings*	55,991
692	McKesson Corp.	81,006
400	Medipal Holdings Corp.	9,515
378	NMC Health plc	11,257
496	Quest Diagnostics, Inc.	44,600
548	Ramsay Health Care, Ltd.	25,056
947	Ryman Healthcare, Ltd.	7,901
1,491	Sonic Healthcare, Ltd.	26,032
300	Suzuken Co., Ltd.	17,390
3,396	UnitedHealth Group, Inc.	839,696
292	Universal Health Services, Inc., Class B	39,061
179	WellCare Health Plans, Inc.*	48,285

		2,582,510

Health Care Technology (0.1%):
1,083	Cerner Corp.*	61,959
1,400	M3, Inc.	23,572
435	Veeva Systems, Inc., Class A*	55,184

		140,715

Hotels, Restaurants & Leisure (1.7%):
683	Accor SA	27,677
929	Aramark Holdings Corp.	27,452
2,102	Aristocrat Leisure, Ltd.	36,736
1,555	Carnival Corp., Class A	78,870
602	Carnival plc	29,548
93	Chipotle Mexican Grill, Inc.*	66,059
5,600	Compass Group plc	131,610
1,460	Crown, Ltd.	11,954
413	Darden Restaurants, Inc.	50,167
255	Domino’s Pizza Enterprises, Ltd.	7,867
131	Domino’s Pizza, Inc.	33,811

See accompanying notes to the schedules of portfolio investments.

AZL MSCI Global Equity Index Fund

Schedule of Portfolio Investments

March 31, 2019 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Hotels, Restaurants & Leisure, continued
207	Flight Centre, Ltd.	$6,197
8,000	Galaxy Entertainment Group, Ltd.	54,463
21,700	Genting Singapore, Ltd.	16,690
1,984	GVC Holdings plc	14,457
1,039	Hilton Worldwide Holdings, Inc.	86,351
545	Intercontinental Hotels Group plc	32,852
1,404	Las Vegas Sands Corp.	85,588
1,017	Marriott International, Inc., Class A	127,217
2,711	McDonald’s Corp.	514,819
200	McDonald’s Holdings Co., Ltd.	9,259
763	Melco Resorts & Entertainment, Ltd., ADR	17,236
2,822	Merlin Entertainments plc	12,625
2,400	MGM China Holdings, Ltd.	5,034
1,831	MGM Resorts International	46,983
784	Norwegian Cruise Line Holdings, Ltd.*	43,089
700	Oriental Land Co., Ltd.	79,607
308	Paddy Power plc	23,755
873	Restaurant Brands International, Inc.	56,802
578	Royal Caribbean Cruises, Ltd.	66,250
8,000	Sands China, Ltd.	40,198
4,000	Shangri-La Asia, Ltd.	5,686
10,000	SJM Holdings, Ltd.	11,412
301	Sodexo SA	33,149
4,416	Starbucks Corp.	328,285
634	Stars Group, Inc. (The)*	11,084
5,762	Tabcorp Holdings, Ltd.	18,927
1,739	TUI AG	16,717
136	Vail Resorts, Inc.	29,553
593	Whitbread plc	39,298
5,200	Wynn Macau, Ltd.	12,296
365	Wynn Resorts, Ltd.	43,552
1,084	Yum! Brands, Inc.	108,194

		2,499,376

Household Durables (0.6%):
3,899	Barratt Developments plc	30,491
503	Berkeley Group Holdings plc (The)	24,180
900	Casio Computer Co., Ltd.	11,775
1,209	D.R. Horton, Inc.	50,028
862	Electrolux AB, Series B, Class B	22,116
343	Garmin, Ltd.	29,618
1,713	Husqvarna AB, Class B	14,001
600	Iida Group Holdings Co., Ltd.	10,897
538	Leggett & Platt, Inc.	22,714
1,070	Lennar Corp., Class A	52,527
220	Mohawk Industries, Inc.*	27,753
1,786	Newell Brands, Inc.	27,397
1,300	Nikon Corp.	18,381
11	NVR, Inc.*	30,437
8,200	Panasonic Corp.	70,968
1,137	Persimmon plc	32,215
948	PulteGroup, Inc.	26,506
100	Rinnai Corp.	7,089
92	SEB SA	15,487
1,200	Sekisui Chemical Co., Ltd.	19,322
1,900	Sekisui House, Ltd.	31,493
800	Sharp Corp.	8,860
4,500	Sony Corp.	189,436
10,282	Taylor Wimpey plc	23,550
4,000	Techtronic Industries Co., Ltd.	26,967
255	Whirlpool Corp.	33,887

		858,095

Household Products (1.2%):
869	Church & Dwight Co., Inc.	61,899
440	Clorox Co. (The)	70,602

Shares		Fair Value
Common Stocks, continued
Household Products, continued
2,895	Colgate-Palmolive Co.	$198,423
2,044	Essity AB, Class B	59,011
336	Henkel AG & Co. KGaA	31,925
1,250	Kimberly-Clark Corp.	154,875
1,000	Lion Corp.	21,077
400	Pigeon Corp.	16,407
8,829	Procter & Gamble Co. (The)	918,658
2,392	Reckitt Benckiser Group plc	199,282
1,300	Unicharm Corp.	43,096

		1,775,255

Independent Power and Renewable Electricity Producers (0.1%):
2,498	AES Corp. (The)	45,164
500	Electric Power Development Co., Ltd.	12,193
3,164	Meridian Energy, Ltd.	9,025
1,087	NRG Energy, Inc.	46,175
787	Uniper SE	23,741
1,185	Vistra Energy Corp.	30,846

		167,144

Industrial Conglomerates (1.3%):
2,047	3M Co., Class C	425,326
9,500	CK Hutchison Holdings, Ltd.	99,774
329	DCC plc	28,530
30,807	General Electric Co.	307,762
2,627	Honeywell International, Inc.	417,483
800	Jardine Matheson Holdings, Ltd.	49,938
900	Jardine Strategic Holdings, Ltd.	33,752
400	Keihan Electric Railway Co., Ltd.	16,843
4,300	Keppel Corp., Ltd.	19,824
5,370	NWS Holdings, Ltd.	11,738
361	Roper Industries, Inc.	123,451
700	Seibu Holdings, Inc.	12,268
3,000	SembCorp Industries, Ltd.	5,676
2,721	Siemens AG, Registered Shares	292,794
1,528	Smiths Group plc	28,588
2,300	Toshiba Corp.	73,315

		1,947,062

Insurance (3.8%):
586	Admiral Group plc	16,594
6,113	AEGON NV	29,427
2,742	Aflac, Inc.	137,100
624	Ageas NV	30,100
42,400	AIA Group, Ltd.	422,063
57	Alleghany Corp.*	34,907
1,499	Allianz SE, Registered Shares+	333,364
1,181	Allstate Corp. (The)	111,227
235	American Financial Group, Inc.	22,609
3,162	American International Group, Inc.	136,156
843	Aon plc	143,900
1,506	Arch Capital Group, Ltd.*	48,674
626	Arthur J. Gallagher & Co.	48,891
4,263	Assicurazioni Generali SpA	78,922
174	Assurant, Inc.	16,514
572	Athene Holding, Ltd.*	23,338
13,387	Aviva plc	72,125
6,730	AXA SA	169,564
160	Baloise Holding AG, Registered Shares	26,467
327	Brighthouse Financial, Inc.*	11,867
1,611	Chubb, Ltd.	225,669
539	Cincinnati Financial Corp.	46,300
697	CNP Assurances SA	15,347
3,700	Dai-ichi Life Insurance Co., Ltd.	51,567
5,556	Direct Line Insurance Group plc	25,552
130	Everest Re Group, Ltd.	28,075

See accompanying notes to the schedules of portfolio investments.

AZL MSCI Global Equity Index Fund

Schedule of Portfolio Investments

March 31, 2019 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Insurance, continued
91	Fairfax Financial Holdings, Ltd.	$42,156
928	FNF Group	33,918
727	Gjensidige Forsikring ASA	12,566
1,141	Great-West Lifeco, Inc.	27,633
228	Hannover Rueck SE	32,732
1,259	Hartford Financial Services Group, Inc. (The)	62,597
396	iA Financial Corp., Inc.	14,605
8,236	Insurance Australia Group, Ltd.	45,056
462	Intact Financial Corp.	39,098
5,500	Japan Post Holdings Co., Ltd.	64,408
20,216	Legal & General Group plc	72,532
739	Lincoln National Corp.	43,379
993	Loews Corp.	47,594
6,859	Manulife Financial Corp.	116,010
3,957	MAPFRE SA	10,905
47	Markel Corp.*	46,823
1,777	Marsh & McLennan Cos., Inc.	166,860
10,769	Medibank Private, Ltd.	21,143
3,031	MetLife, Inc.	129,030
1,600	MS&AD Insurance Group Holdings, Inc.	48,780
523	Muenchener Rueckversicherungs-Gesellschaft AG	123,771
1,200	NKSJ Holdings, Inc.	44,345
1,129	NN Group NV	46,948
1,409	Poste Italiane SpA	13,711
1,262	Power Corp. of Canada	29,430
922	Power Financial Corp.	21,542
968	Principal Financial Group, Inc.	48,584
2,056	Progressive Corp. (The)	148,217
1,492	Prudential Financial, Inc.	137,085
8,994	Prudential plc	180,236
4,484	QBE Insurance Group, Ltd.	39,133
228	Reinsurance Group of America, Inc.	32,371
160	RenaissanceRe Holdings, Ltd.	22,960
4,071	RSA Insurance Group plc	26,941
1,525	Sampo OYJ, Class A	69,154
535	SCOR SA	22,791
500	Sony Financial Holdings, Inc.	9,425
2,176	Sun Life Financial, Inc.	83,607
4,547	Suncorp-Metway, Ltd.	44,446
130	Swiss Life Holding AG, Registered Shares	57,321
1,048	Swiss Re AG	102,473
1,800	T&D Holdings, Inc.	18,980
2,400	Tokio Marine Holdings, Inc.	116,398
389	Torchmark Corp.	31,879
948	Travelers Cos., Inc. (The)	130,028
433	Tryg A/S	11,886
730	UnumProvident Corp.	24,696
358	W.R. Berkley Corp.	30,330
443	Willis Towers Watson plc	77,813
551	Zurich Insurance Group AG	182,603

		5,313,248

Interactive Media & Services (2.9%):
1,056	Alphabet, Inc., Class A*	1,242,796
1,112	Alphabet, Inc., Class C*	1,304,721
3,847	Auto Trader Group plc	26,144
8,487	Facebook, Inc., Class A*	1,414,698
281	IAC/InterActiveCorp.*	59,041
700	Kakaku.com, Inc.	13,488
200	Line Corp.*	7,034
117	REA Group, Ltd.	6,229
342	TripAdvisor, Inc.*	17,596
2,488	Twitter, Inc.*	81,805

Shares		Fair Value
Common Stocks, continued
Interactive Media & Services, continued
10,200	Yahoo! Japan Corp.	$25,021
443	Zillow Group, Inc., Class C*	15,390

		4,213,963

Internet & Direct Marketing Retail (2.3%):
1,468	Amazon.com, Inc.*	2,614,142
162	Booking Holdings, Inc.*	282,675
335	Delivery Hero AG*	12,103
3,315	eBay, Inc.	123,119
419	Expedia, Inc.	49,861
324	GrubHub, Inc.*	22,508
151	MercadoLibre, Inc.*	76,667
1,663	Qurate Retail, Inc.*	26,575
3,100	Rakuten, Inc.	29,446
700	Start Today Co., Ltd.	13,288
203	Wayfair, Inc., Class A*	30,135
340	Zalando SE*	13,254

		3,293,773

IT Services (3.8%):
2,253	Accenture plc, Class C	396,573
26	Adyen NV*	20,392
597	Akamai Technologies, Inc.*	42,811
169	Alliance Data Systems Corp.	29,572
1,573	Amadeus IT Holding SA	126,050
346	Atos Origin SA	33,490
1,534	Automatic Data Processing, Inc.	245,041
403	Broadridge Financial Solutions, Inc.	41,787
584	Capgemini SA	71,018
903	CGI, Inc.*	62,085
2,065	Cognizant Technology Solutions Corp., Class A	149,609
1,800	Computershare, Ltd.	21,866
1,004	DXC Technology Co.	64,567
1,178	Fidelity National Information Services, Inc.	133,232
1,734	First Data Corp., Class A*	45,552
1,435	Fiserv, Inc.*	126,682
295	FleetCor Technologies, Inc.*	72,744
700	Fujitsu, Ltd.	50,702
324	Gartner, Inc.*	49,144
543	Global Payments, Inc.	74,130
543	GoDaddy, Inc., Class A*	40,828
3,237	International Business Machines Corp.	456,741
261	Jack Henry & Associates, Inc.	36,211
478	Leidos Holdings, Inc.	30,635
3,233	MasterCard, Inc., Class A	761,210
440	Nomura Research Institute, Ltd.	20,066
2,500	NTT Data Corp.	27,626
200	OBIC Co., Ltd.	20,248
400	Otsuka Corp.	14,999
1,176	Paychex, Inc.	94,315
3,936	PayPal Holdings, Inc.*	408,714
986	Sabre Corp.	21,091
300	Shopify, Inc., Class A*	61,986
1,081	Square, Inc., Class A*	80,989
563	Total System Services, Inc.	53,491
393	VeriSign, Inc.*	71,353
6,217	Visa, Inc., Class A	971,033
1,477	Western Union Co.	27,280
411	Wirecard AG	51,519
155	Wix.com, Ltd.*	18,729
1,079	Worldpay, Inc., Class A*	122,467

		5,248,578

See accompanying notes to the schedules of portfolio investments.

AZL MSCI Global Equity Index Fund

Schedule of Portfolio Investments

March 31, 2019 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Leisure Products (0.2%):
443	Hasbro, Inc.	$37,664
1,326	Mattel, Inc.*	17,238
700	Namco Bandai Holdings, Inc.	32,860
239	Polaris Industries, Inc.	20,179
200	Sankyo Co., Ltd.	7,638
800	Sega Sammy Holdings, Inc.	9,463
200	Shimano, Inc.	32,617
500	Yamaha Corp.	25,080

		182,739

Life Sciences Tools & Services (0.7%):
1,170	Agilent Technologies, Inc.	94,045
44	Eurofins Scientific SE	18,228
508	Illumina, Inc.*	157,831
581	IQVIA Holdings, Inc.*	83,577
267	Lonza Group AG, Registered Shares	82,961
83	Mettler-Toledo International, Inc.*	60,009
839	Qiagen NV*	34,029
99	Sartorius Stedim Biotech	12,543
1,422	Thermo Fisher Scientific, Inc.	389,229
282	Waters Corp.*	70,982

		1,003,434

Machinery (1.8%):
1,121	Alfa Laval AB	25,755
607	Alstom SA	26,336
1,300	Amada Holdings Co., Ltd.	12,885
291	Andritz AG	12,493
2,458	Atlas Copco AB, Class A	66,085
1,444	Atlas Copco AB, Class B	35,780
2,065	Caterpillar, Inc.	279,788
3,515	CNH Industrial NV	35,841
528	Cummins, Inc.	83,355
400	Daifuku Co., Ltd.	20,933
1,074	Deere & Co.	171,669
526	Dover Corp.	49,339
2,458	Epiroc AB, Class A	24,843
1,444	Epiroc AB, Class B	13,835
700	FANUC Corp.	119,829
458	Flowserve Corp.	20,674
1,055	Fortive Corp.	88,504
524	GEA Group AG	13,724
1,200	Hino Motors, Ltd.	10,138
200	Hitachi Construction Machinery Co., Ltd.	5,334
200	Hoshizaki Electric Co., Ltd.	12,423
258	IDEX Corp.	39,149
600	IHI Corp.	14,466
1,072	Illinois Tool Works, Inc.	153,864
891	Ingersoll-Rand plc	96,183
800	JTEKT Corp.	9,886
500	Kawasaki Heavy Industries, Ltd.	12,360
282	Kion Group AG	14,741
3,300	Komatsu, Ltd.	77,189
1,245	Kone OYJ, Class B	62,843
3,700	Kubota Corp.	53,708
200	Kurita Water Industries, Ltd.	5,115
800	Makita Corp.	27,918
270	Metso Corp. OYJ	9,299
210	Middleby Corp. (The)*	27,306
1,400	Minebea Co., Ltd.	21,160
1,000	Misumi Group, Inc.	25,001
1,100	Mitsubishi Heavy Industries, Ltd.	45,761
400	Nabtesco Corp.	11,736
1,000	NGK Insulators, Ltd.	14,571
1,100	NSK, Ltd.	10,341
1,294	PACCAR, Inc.	88,173
468	Parker Hannifin Corp.	80,318
503	Pentair plc	22,389

Shares		Fair Value
Common Stocks, continued
Machinery, continued
4,018	Sandvik AB	$65,317
141	Schindler Holding AG	29,267
74	Schindler Holding AG, Registered Shares	15,331
1,203	SKF AB, Class B	19,999
200	SMC Corp.	75,506
190	Snap-On, Inc.	29,739
529	Stanley Black & Decker, Inc.	72,034
400	Sumitomo Heavy Industries, Ltd.	13,016
400	THK Co., Ltd.	9,938
5,294	Volvo AB, Class B	81,856
210	WABCO Holdings, Inc.*	27,684
452	Wabtec Corp.	33,321
1,402	Wartsila Corp. OYJ, Class B	22,641
830	Weir Group plc (The)	16,919
611	Xylem, Inc.	48,293
8,500	Yangzijiang Shipbuilding Holdings, Ltd.	9,446

		2,623,347

Marine (0.0%†):
11	A.P. Moeller - Maersk A/S, Class A	13,316
22	A.P. Moeller - Maersk A/S, Class B	27,941
180	Kuehne & Nagel International AG, Registered Shares	24,724
500	Mitsui O.S.K. Lines, Ltd.	10,803
600	Nippon Yusen Kabushiki Kaisha	8,826

		85,610

Media (1.0%):
1,163	Altice USA, Inc.	24,981
179	Axel Springer AG	9,237
1,226	CBS Corp., Class B	58,272
564	Charter Communications, Inc., Class A*	195,657
16,039	Comcast Corp., Class A	641,240
400	Cyberagent, Inc.	16,362
800	Dentsu, Inc.	33,903
447	Discovery Communications, Inc., Class A*	12,078
1,175	Discovery Communications, Inc., Class C*	29,869
890	DISH Network Corp., Class A*	28,204
678	Eutelsat Communications SA	11,885
1,233	Fox Corp., Class A*	45,263
514	Fox Corp., Class B*	18,442
600	Hakuhodo DY Holdings, Inc.	9,662
4,548	Informa plc	44,091
1,246	Interpublic Group of Cos., Inc. (The)	26,178
13,978	ITV plc	23,151
176	JCDecaux SA	5,365
341	Liberty Broadband Corp., Class C*	31,283
1,880	Liberty Global plc, Series C*	45,515
692	Liberty Global plc, Class A*	17,245
369	Liberty SiriusXM Group, Class A*	14,088
619	Liberty SiriusXM Group, Class C*	23,671
1,432	News Corp., Class A	17,814
804	Omnicom Group, Inc.	58,684
2,536	Pearson plc	27,630
854	ProSiebenSat.1 Media AG	12,170
762	Publicis Groupe SA	40,871
170	RTL Group	9,287
351	Schibsted ASA, Class B	12,582
1,102	SES Global, Class A	17,152
1,640	Shaw Communications, Inc., Class B	34,133
1,500	Singapore Press Holdings, Ltd.	2,675
5,788	Sirius XM Holdings, Inc.	32,818
227	Telenet Group Holding NV	10,922
4,388	WPP plc	46,488

		1,688,868

See accompanying notes to the schedules of portfolio investments.

AZL MSCI Global Equity Index Fund

Schedule of Portfolio Investments

March 31, 2019 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Metals & Mining (1.7%):
732	Agnico Eagle Mines, Ltd.	$31,828
10,099	Alumina, Ltd.	17,469
3,834	Anglo American plc	102,921
1,249	Antofagasta plc	15,799
2,245	ArcelorMittal	45,584
6,266	Barrick Gold Corp.	85,911
10,289	BHP Billiton, Ltd.	281,082
7,334	BHP Group plc	177,157
1,801	BlueScope Steel, Ltd.	17,897
1,073	Boliden AB	30,474
2,679	First Quantum Minerals, Ltd.	30,375
6,052	Fortescue Metals Group, Ltd.	30,617
667	Franco-Nevada Corp.	50,013
5,129	Freeport-McMoRan Copper & Gold, Inc.	66,113
837	Fresnillo plc	9,503
40,299	Glencore International plc	167,575
2,728	Goldcorp, Inc.	31,216
1,100	Hitachi Metals, Ltd.	12,822
1,600	JFE Holdings, Inc.	27,212
4,800	Kinross Gold Corp.*	16,524
1,500	Kobe Steel, Ltd.	11,302
1,942	Lundin Mining Corp.	9,011
100	Maruichi Steel Tube, Ltd.	2,919
400	Mitsubishi Materials Corp.	10,585
2,735	Newcrest Mining, Ltd.	49,408
1,887	Newmont Mining Corp.	67,497
2,700	Nippon Steel Corp.	47,773
3,743	Norsk Hydro ASA	15,227
1,109	Nucor Corp.	64,710
4,069	Rio Tinto plc	236,694
1,254	Rio Tinto, Ltd.	87,452
18,228	South32, Ltd.	48,368
839	Steel Dynamics, Inc.	29,592
700	Sumitomo Metal & Mining Co., Ltd.	20,842
1,869	Teck Cominco, Ltd., Class B	43,249
1,419	ThyssenKrupp AG	19,491
3,978	Turquoise Hill Resources, Ltd.*	6,550
415	Voestalpine AG	12,660
1,407	Wheaton Precious Metals Corp.	33,495

		2,064,917

Mortgage Real Estate Investment Trusts (0.1%):
1,856	AGNC Investment Corp.	33,408
4,415	Annaly Capital Management, Inc.	44,106

		77,514

Multiline Retail (0.4%):
218	Canadian Tire Corp., Class A	23,492
966	Dollar General Corp.	115,244
839	Dollar Tree, Inc.*	88,129
888	Dollarama, Inc.	23,692
400	Don Quijote Co., Ltd.	26,524
2,114	Harvey Norman Holdings, Ltd.	6,040
1,300	Isetan Mitsukoshi Holdings, Ltd.	13,155
900	J. Front Retailing Co., Ltd.	10,738
602	Kohl’s Corp.	41,400
1,005	Macy’s, Inc.	24,150
6,217	Marks & Spencer Group plc	22,599
700	MARUI Group Co., Ltd.	14,163
458	Next plc	33,347
372	Nordstrom, Inc.	16,509
100	Ryohin Keikaku Co., Ltd.	25,430
500	Takashimaya Co., Ltd.	6,670
1,721	Target Corp.	138,127

		629,409

Shares		Fair Value
Common Stocks, continued
Multi-Utilities (0.9%):
2,174	AGL Energy, Ltd.	$33,610
854	Ameren Corp.	62,812
348	Atco, Ltd.	11,720
463	Canadian Utilities, Ltd., Class A	12,640
1,764	CenterPoint Energy, Inc.	54,155
19,614	Centrica plc	29,185
983	CMS Energy Corp.	54,596
1,123	Consolidated Edison, Inc.	95,242
2,676	Dominion Energy, Inc.	205,141
615	DTE Energy Co.	76,715
7,903	E.ON AG	87,878
6,347	Engie Group	94,672
423	Innogy SE	18,101
12,089	National Grid plc	134,403
1,299	NiSource, Inc.	37,229
1,833	Public Service Enterprise Group, Inc.	108,899
1,932	RWE AG	51,761
980	Sempra Energy	123,343
1,255	Suez Environnement Co.	16,628
1,961	Veolia Environnement SA	43,856
1,085	WEC Energy Group, Inc.	85,802

		1,438,388

Oil, Gas & Consumable Fuels (5.9%):
398	AKER BP ASA	14,190
1,837	Anadarko Petroleum Corp.	83,547
1,421	Apache Corp.	49,252
1,033	ARC Resources, Ltd.	7,051
70,427	BP plc	514,017
1,501	Cabot Oil & Gas Corp.	39,176
1,032	Caltex Australia, Ltd.	19,229
1,442	Cameco Corp.	16,997
4,227	Canadian Natural Resources, Ltd.	116,067
3,747	Cenovus Energy, Inc.	32,529
783	Cheniere Energy, Inc.*	53,526
6,729	Chevron Corp.	828,878
378	Cimarex Energy Co.	26,422
736	Concho Resources, Inc.	81,667
4,073	ConocoPhillips Co.	271,832
370	Continental Resources, Inc.*	16,565
1,695	Devon Energy Corp.	53,494
556	Diamondback Energy, Inc.	56,451
595	Enagas SA	17,318
7,138	Enbridge, Inc.	258,555
5,469	EnCana Corp.	39,620
9,030	ENI SpA	159,499
2,042	EOG Resources, Inc.	194,358
14,957	Exxon Mobil Corp.	1,208,525
1,927	Galp Energia SGPS SA	30,848
888	Hess Corp.	53,484
540	HollyFrontier Corp.	26,606
1,272	Husky Energy, Inc.	12,613
582	Idemitsu Kosan Co., Ltd.	19,443
940	Imperial Oil, Ltd.	25,663
3,800	INPEX Corp.	36,077
1,260	Inter Pipeline, Ltd.	20,849
10,850	JX Holdings, Inc.	49,405
705	Keyera Corp.	16,625
6,985	Kinder Morgan, Inc.	139,770
290	Koninklijke Vopak NV	13,890
539	Lundin Petroleum AB	18,245
2,940	Marathon Oil Corp.	49,127
2,466	Marathon Petroleum Corp.	147,590
433	Neste Oil OYJ	46,126

See accompanying notes to the schedules of portfolio investments.

AZL MSCI Global Equity Index Fund

Schedule of Portfolio Investments

March 31, 2019 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Oil, Gas & Consumable Fuels, continued
1,657	Noble Energy, Inc.	$40,978
2,616	Occidental Petroleum Corp.	173,179
4,153	Oil Search, Ltd.	23,061
488	OMV AG	26,466
1,461	ONEOK, Inc.	102,036
6,801	Origin Energy, Ltd.	34,937
929	Parsley Energy, Inc., Class A*	17,930
1,867	Pembina Pipelines Corp.	68,591
1,528	Phillips 66	145,420
593	Pioneer Natural Resources Co.	90,302
369	Plains GP Holdings, LP, Class A	9,195
775	Prairiesky Royalty, Ltd.	10,440
5,157	Repsol SA	88,246
15,919	Royal Dutch Shell plc, Class A	500,116
13,193	Royal Dutch Shell plc, Class B	416,945
6,196	Santos, Ltd.	30,185
1,158	Seven Generations Energy*	8,363
8,691	Snam SpA	44,702
4,188	Statoil ASA	91,815
5,693	Suncor Energy, Inc.	184,526
749	Targa Resources Corp.	31,121
8,474	Total SA	470,524
813	Tourmaline Oil Corp.	12,558
3,259	TransCanada Corp.	146,389
1,540	Valero Energy Corp.	130,638
444	Vermilion Energy, Inc.	10,962
386	Washington H. Soul Pattinson & Co., Ltd.	7,217
4,258	Williams Cos., Inc. (The)	122,290
3,349	Woodside Petroleum, Ltd.	82,582

		7,986,840

Paper & Forest Products (0.1%):
1,393	Mondi plc	30,924
3,000	OYI Paper Co., Ltd.	18,664
2,017	Stora Enso OYJ, Registered Shares	24,741
1,815	UPM-Kymmene OYJ	52,997
230	West Fraser Timber Co., Ltd.	11,188

		138,514

Personal Products (0.9%):
347	Beiersdorf AG	36,096
1,897	Coty, Inc., Class A	21,816
757	Estee Lauder Co., Inc. (The), Class A	125,321
1,700	Kao Corp.	134,235
200	Kobayashi Pharmaceutical Co., Ltd.	16,909
100	Kose Corp.	18,445
887	L’Oreal SA	238,694
400	Pola Orbis Holdings, Inc.	12,789
1,400	Shiseido Co., Ltd.	101,340
5,485	Unilever NV	318,763
3,927	Unilever plc	225,186

		1,249,594

Pharmaceuticals (5.9%):
1,177	Allergan plc	172,325
6,700	Astellas Pharma, Inc.	100,540
4,491	AstraZeneca plc	358,620
2,375	Aurora Cannabis, Inc.*	21,489
1,169	Bausch Health Cos., Inc.*	28,844
3,302	Bayer AG, Registered Shares	213,375
5,758	Bristol-Myers Squibb Co.	274,714
722	Canopy Growth Corp.*	31,243
700	Chugai Pharmaceutical Co., Ltd.	48,217
647	Cronos Group, Inc.*	11,887
2,000	Daiichi Sankyo Co., Ltd.	92,532
500	Dainippon Sumitomo Pharma Co., Ltd.	12,396

Shares		Fair Value
Common Stocks, continued
Pharmaceuticals, continued
900	Eisai Co., Ltd.	$50,629
974	Elanco Animal Health, Inc.*	31,236
3,150	Eli Lilly & Co.	408,744
17,659	GlaxoSmithKline plc	366,286
268	H. Lundbeck A/S	11,606
200	Hisamitsu Pharmaceutical Co., Inc.	9,235
154	Ipsen SA	21,143
194	Jazz Pharmaceuticals plc*	27,732
9,475	Johnson & Johnson Co.	1,324,510
1,000	Kyowa Hakko Kogyo Co., Ltd.	21,797
9,169	Merck & Co., Inc.	762,586
442	Merck KGaA	50,391
900	Mitsubishi Tanabe Pharma Corp.	12,039
1,895	Mylan NV*	53,704
586	Nektar Therapeutics*	19,690
7,690	Novartis AG, Registered Shares	740,301
6,429	Novo Nordisk A/S, Class B	336,640
1,300	Ono Pharmaceutical Co., Ltd.	25,568
411	Orion OYJ, Class B	15,411
1,400	Otsuka Holdings Co., Ltd.	55,348
493	Perrigo Co. plc	23,743
20,421	Pfizer, Inc.	867,280
427	Recordati SpA	16,642
2,492	Roche Holding AG	687,116
4,011	Sanofi-Aventis SA	354,644
1,400	Santen Pharmaceutical Co., Ltd.	20,965
1,000	Shionogi & Co., Ltd.	62,016
100	Taisho Pharmaceutical Holdings Co., Ltd.	9,553
5,150	Takeda Pharmacuetical Co., Ltd.	210,812
3,557	Teva Pharmaceutical Industries, Ltd., ADR*	55,774
420	UCB SA	36,081
160	Vifor Pharma AG	21,660
1,670	Zoetis, Inc.	168,119

		8,245,183

Professional Services (0.8%):
535	Adecco SA, Registered Shares	28,581
996	Bureau Veritas SA	23,403
129	CoStar Group, Inc.*	60,168
425	Equifax, Inc.	50,363
3,280	Experian plc	88,857
1,406	IHS Markit, Ltd.*	76,458
578	Intertek Group plc	36,601
191	ManpowerGroup, Inc.	15,794
1,114	Nielsen Holdings plc	26,368
400	Persol Holdings Co., Ltd.	6,521
465	Randstad Holding NV	22,714
3,900	Recruit Holdings Co., Ltd.	111,800
6,780	Reed Elsevier plc	145,177
411	Robert Half International, Inc.	26,781
1,229	Seek, Ltd.	15,348
20	SGS SA, Registered Shares	49,831
177	Teleperformance	31,824
724	Thomson Reuters Corp.	42,843
690	TransUnion	46,120
574	Verisk Analytics, Inc.	76,341
955	Wolters Kluwer NV	65,076

		1,046,969

Real Estate Management & Development (0.7%):
400	AEON Mall Co., Ltd.	6,589
2,771	Aroundtown SA	22,849
165	Azrieli Group	9,783
7,500	CapitaLand, Ltd.	20,262
1,177	CBRE Group, Inc., Class A*	58,203
900	City Developments, Ltd.	6,021

See accompanying notes to the schedules of portfolio investments.

AZL MSCI Global Equity Index Fund

Schedule of Portfolio Investments

March 31, 2019 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Real Estate Management & Development, continued
9,500	CK Asset Holdings, Ltd.	$84,465
200	Daito Trust Construction Co., Ltd.	27,886
2,000	Daiwa House Industry Co., Ltd.	63,640
1,209	Deutsche Wohnen AG	58,642
760	First Capital Realty, Inc.	12,172
4,000	Hang Lung Group, Ltd.	12,840
8,000	Hang Lung Properties, Ltd.	19,525
4,840	Henderson Land Development Co., Ltd.	30,765
4,000	Hongkong Land Holdings, Ltd.	28,471
1,400	Hulic Co., Ltd.	13,759
2,000	Hysan Development Co., Ltd.	10,713
178	Jones Lang LaSalle, Inc.	27,444
2,500	Kerry Properties, Ltd.	11,162
2,148	Lend Lease Group	18,919
4,300	Mitsubishi Estate Co., Ltd.	78,111
3,300	Mitsui Fudosan Co., Ltd.	83,159
22,308	New World Development Co., Ltd.	36,997
400	Nomura Real Estate Holdings, Inc.	7,696
12,117	Sino Land Co., Ltd.	23,429
1,300	Sumitomo Realty & Development Co., Ltd.	53,953
5,500	Sun Hung Kai Properties, Ltd.	94,371
2,000	Swire Pacific, Ltd., Class A	25,761
4,800	Swire Properties, Ltd.	20,651
272	Swiss Prime Site AG	23,848
2,200	Tokyu Fudosan Holdings Corp.	13,192
1,769	UOL Group, Ltd.	9,109
1,727	Vonovia SE	89,509
5,000	Wharf Holdings, Ltd. (The)	15,094
4,000	Wharf Real Estate Investment Co., Ltd.	29,781
3,000	Wheelock & Co., Ltd.	22,016

		1,170,787

Road & Rail (1.3%):
39	AMERCO, Inc.	14,489
7,133	Aurizon Holdings, Ltd.	23,100
2,579	Canadian National Railway Co.	230,898
511	Canadian Pacific Railway, Ltd., Class 1	105,298
500	Central Japan Railway Co.	116,214
8,000	ComfortDelGro Corp., Ltd.	15,209
2,833	CSX Corp.	211,965
652	DSV A/S	53,964
1,100	East Japan Railway Co.	106,401
900	Hankyu Hanshin Holdings, Inc.	33,827
302	J.B. Hunt Transport Services, Inc.	30,590
358	Kansas City Southern	41,521
1,000	Keihin Electric Express Railway Co., Ltd.	17,015
400	Keio Corp.	25,890
500	Keisei Electric Railway Co., Ltd.	18,194
600	Kintetsu Corp.	27,992
346	Knight-Swift Transportation Holdings, Inc.	11,307
400	Kyushu Railway Co.	13,162
5,500	MTR Corp., Ltd.	34,096
600	Nagoya Railroad Co., Ltd.	16,652
300	Nippon Express Co., Ltd.	16,719
947	Norfolk Southern Corp.	176,985
1,100	Odakyu Electric Railway Co., Ltd.	26,716
235	Old Dominion Freight Line, Inc.	33,932
600	Tobu Railway Co., Ltd.	17,353
1,600	Tokyu Corp.	28,000
2,605	Union Pacific Corp.	435,555
600	West Japan Railway Co.	45,297

		1,928,341

Shares		Fair Value
Common Stocks, continued
Semiconductors & Semiconductor Equipment (2.8%):
3,346	Advanced Micro Devices, Inc.*	$85,390
1,304	Analog Devices, Inc.	137,272
3,523	Applied Materials, Inc.	139,722
1,300	ASM Pacific Technology, Ltd.	14,524
1,464	ASML Holding NV	275,086
1,470	Broadcom, Inc.	442,044
100	Disco Corp.	14,304
3,972	Infineon Technologies AG	78,791
16,123	Intel Corp.	865,806
552	KLA-Tencor Corp.	65,914
570	Lam Research Corp.	102,036
2,226	Marvell Technology Group, Ltd.	44,275
990	Maxim Integrated Products, Inc.	52,638
875	Microchip Technology, Inc.	72,590
4,088	Micron Technology, Inc.*	168,957
2,063	NVIDIA Corp.	370,432
1,203	NXP Semiconductors NV	106,333
1,556	ON Semiconductor Corp.*	32,007
393	Qorvo, Inc.*	28,190
4,315	QUALCOMM, Inc.	246,084
3,100	Renesas Electronics Corp.*	14,439
300	ROHM Co., Ltd.	18,813
591	Skyworks Solutions, Inc.	48,746
2,267	STMicroelectronics NV	33,546
900	SUMCO Corp.	10,084
3,419	Texas Instruments, Inc.	362,653
500	Tokyo Electron, Ltd.	72,513
866	Xilinx, Inc.	109,800

		4,012,989

Software (5.0%):
1,733	Adobe Systems, Inc.*	461,827
309	ANSYS, Inc.*	56,457
762	Autodesk, Inc.*	118,735
1,801	BlackBerry, Ltd.*	18,156
993	Cadence Design Systems, Inc.*	63,065
398	CDK Global, Inc.	23,410
440	Check Point Software Technologies, Ltd.*	55,655
508	Citrix Systems, Inc.	50,627
67	Constellation Software, Inc.	56,786
476	Dassault Systemes SA	70,968
481	Fortinet, Inc.*	40,390
861	Intuit, Inc.	225,074
1,389	Micro Focus International plc	35,961
25,762	Microsoft Corp.	3,038,371
187	NICE Systems, Ltd.*	22,804
946	Open Text Corp.	36,326
100	Oracle Corp.	6,727
9,440	Oracle Corp.	507,023
401	PTC, Inc.*	36,964
636	Red Hat, Inc.*	116,197
4,174	Sage Group plc	38,146
2,723	Salesforce.com, Inc.*	431,242
3,498	SAP AG	404,121
638	ServiceNow, Inc.*	157,261
515	Splunk, Inc.*	64,169
803	SS&C Technologies Holdings, Inc.	51,143
2,098	Symantec Corp.	48,233
523	Synopsys, Inc.*	60,223
255	Tableau Software, Inc., Class A*	32,456
219	Temenos Group AG	32,346
400	Trend Micro, Inc.	19,525

See accompanying notes to the schedules of portfolio investments.

AZL MSCI Global Equity Index Fund

Schedule of Portfolio Investments

March 31, 2019 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Software, continued
271	VMware, Inc., Class A	$48,918
523	Workday, Inc., Class A*	100,861

		6,530,167

Specialty Retail (1.6%):
100	ABC-Mart, Inc.	5,960
245	Advance Auto Parts, Inc.	41,780
88	AutoZone, Inc.*	90,123
918	Best Buy Co., Inc.	65,233
242	Burlington Stores, Inc.*	37,917
633	CarMax, Inc.*	44,183
133	Dufry AG, Registered Shares	13,995
200	Fast Retailing Co., Ltd.	94,169
935	Gap, Inc. (The)	24,478
2,995	Hennes & Mauritz AB, Class B	49,953
3,977	Home Depot, Inc. (The)	763,146
3,805	Industria de Diseno Textil SA	111,886
6,987	Kingfisher plc	21,382
844	L Brands, Inc.	23,278
2,838	Lowe’s Cos., Inc.	310,675
300	Nitori Co., Ltd.	38,828
289	O’Reilly Automotive, Inc.*	112,219
1,358	Ross Stores, Inc.	126,430
100	Shimamura Co., Ltd.	8,472
407	Tiffany & Co.	42,959
4,424	TJX Cos., Inc. (The)	235,400
427	Tractor Supply Co.	41,744
204	Ulta Salon, Cosmetics & Fragrance, Inc.*	71,141
800	USS Co., Ltd.	14,888
2,400	Yamada Denki Co., Ltd.	11,845

		2,402,084

Technology Hardware, Storage & Peripherals (2.7%):
16,764	Apple, Inc.	3,184,321
900	Brother Industries, Ltd.	16,701
3,400	Canon, Inc.	98,814
471	Dell Technologies, Inc., Class C*	27,643
1,400	Fujifilm Holdings Corp.	63,799
5,367	Hewlett Packard Enterprise Co.	82,813
5,671	HP, Inc.	110,187
1,800	Konica Minolta Holdings, Inc.	17,756
1,000	NEC Corp.	34,000
887	NetApp, Inc.	61,505
2,600	Ricoh Co., Ltd.	27,263
892	Seagate Technology plc	42,718
1,100	Seiko Epson Corp.	16,879
1,045	Western Digital Corp.	50,223
809	Xerox Corp.	25,872

		3,860,494

Textiles, Apparel & Luxury Goods (1.2%):
637	Adidas AG	154,735
600	Asics Corp.	8,069
1,443	Burberry Group plc	36,848
583	Capri Holdings, Ltd.*	26,672
1,836	Compagnie Financiere Richemont SA	133,971
658	Gildan Activewear, Inc.	23,662
1,456	Hanesbrands, Inc.	26,033
113	Hermes International SA	74,669
162	Hugo Boss AG	11,058
264	Kering	151,807
356	Lululemon Athletica, Inc.*	58,338
971	LVMH Moet Hennessy Louis Vuitton SA	358,040
651	Moncler SpA	26,310

Shares		Fair Value
Common Stocks, continued
Textiles, Apparel & Luxury Goods, continued
4,458	Nike, Inc., Class B	$375,409
370	Pandora A/S	17,343
34	Puma SE	19,718
273	PVH Corp.	33,292
224	Ralph Lauren Corp.	29,048
103	Swatch Group AG (The), Class B	29,531
210	Swatch Group AG (The), Registered Shares	11,641
1,086	Tapestry, Inc.	35,284
731	Under Armour, Inc., Class A*	15,453
702	Under Armour, Inc., Class C*	13,247
1,161	VF Corp.	100,903
3,000	Yue Yuen Industrial Holdings, Ltd.	10,318

		1,781,399

Tobacco (1.0%):
6,624	Altria Group, Inc.	380,416
8,154	British American Tobacco plc	340,125
3,330	Imperial Tobacco Group plc, Class A	114,080
3,900	Japan Tobacco, Inc.	96,891
5,490	Philip Morris International, Inc.	485,261
583	Swedish Match AB, Class B	29,696

		1,446,469

Trading Companies & Distributors (0.5%):
373	AerCap Holdings NV*	17,359
1,738	Ashtead Group plc	41,980
473	Brenntag AG	24,344
1,071	Bunzl plc	35,329
999	Fastenal Co.	64,246
788	Ferguson plc	50,280
660	Finning International, Inc.	11,736
649	HD Supply Holdings, Inc.*	28,134
4,700	Itochu Corp.	85,307
5,400	Marubeni Corp.	37,518
4,900	Mitsubishi Corp.	136,562
6,100	Mitsui & Co., Ltd.	94,887
400	MonotaRo Co., Ltd.	8,926
1,153	Rexel SA	13,015
4,100	Sumitomo Corp.	56,883
800	Toyota Tsushu Corp.	26,112
283	United Rentals, Inc.*	32,333
172	W.W. Grainger, Inc.	51,760

		816,711

Transportation Infrastructure (0.1%):
222	Aena SA	39,982
107	Aeroports de Paris	20,699
1,608	Atlantia SpA	41,718
3,464	Auckland International Airport, Ltd.	19,220
182	Fraport AG	13,933
1,770	Groupe Eurotunnel SA	26,854
100	Japan Airport Terminal Co., Ltd.	4,243
500	Kamigumi Co., Ltd.	11,598
3,000	SATS, Ltd.	11,338
4,299	Sydney Airport	22,705
9,510	Transurban Group	89,197

		301,487

Water Utilities (0.0%†):
618	American Water Works Co., Inc.	64,433
930	Severn Trent plc	23,963
2,680	United Utilities Group plc	28,473

		116,869

Wireless Telecommunication Services (0.6%):
111	Drillisch AG	3,945
6,300	KDDI Corp.	135,919
285	Millicom International Cellular SA, SDR	17,289

See accompanying notes to the schedules of portfolio investments.

AZL MSCI Global Equity Index Fund

Schedule of Portfolio Investments

March 31, 2019 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Wireless Telecommunication Services, continued
4,800	NTT DoCoMo, Inc.	$106,470
1,284	Rogers Communications, Inc.	69,062
5,900	Softbank Corp.	66,560
2,900	SoftBank Group Corp.	282,702
3,079	Sprint Corp.*	17,396
1,800	Tele2 AB	23,949
1,158	T-Mobile US, Inc.*	80,018
95,023	Vodafone Group plc	173,100

		976,410

Total Common Stocks (Cost $113,134,430)		140,635,079

Preferred Stocks (0.1%):
Automobiles (0.1%):
150	Bayerische Motoren Werke AG (BMW), 6.37%, 5/8/20	9,859
513	Porsche Automobil Holding SE, 2.95%, 6/26/20	32,190
634	Volkswagen AG, 2.65%, 5/7/20	99,773

		141,822

Household Products (0.0%†):
656	Henkel AG & Co. KGaA, 1.88%, 4/3/20	66,938

Total Preferred Stocks (Cost $203,982)		208,760

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Short-Term Securities Held as Collateral for Securities on Loan (0.7%):
Miscellaneous Investments (0.7%):
$ 946,801	Short-Term Investments(a)	946,801

Total Short-Term Securities Held as Collateral for Securities on Loan (Cost $946,801)		946,801

Unaffiliated Investment Company (0.2%):
321,417	Dreyfus Treasury Securities Cash Management Fund, Institutional Shares, 2.27%(b)	321,417

Total Unaffiliated Investment Company (Cost $321,417)		321,417

Total Investment Securities (Cost $114,606,630) - 100.1%		142,112,057
Net other assets (liabilities) - (0.1)%		(180,125)

Net Assets - 100.0%		$141,931,932

Percentages indicated are based on net assets as of March 31, 2019.

ADR	-	American Depositary Receipt
SDR	-	Swedish Depository Receipt

*	Non-income producing security.
+	Affiliated Securities
(a)

Represents various short-term investments purchased with cash collateral held from securities lending. The value of the collateral could included collateral held for securities that were sold on or before March 31, 2019.

(b)	The rate represents the effective yield at March 31, 2019.
†	Represents less than 0.05%.

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investments as of March 31, 2019:

Country	Percentage
Argentina	0.1%
Australia	2.5%
Austria	0.1%
Belgium	0.3%
Bermuda	0.2%
Canada	3.5%
China	— %†
Denmark	0.6%
Finland	0.4%
France	3.6%
Germany	2.8%
Hong Kong	1.3%
Ireland (Republic of)	0.9%
Isle of Man	— %†
Israel	0.2%
Italy	0.7%
Japan	8.1%
Liberia	— %†
Luxembourg	0.1%
Netherlands	1.7%
New Zealand	0.1%
Norway	0.2%
Panama	0.1%
Portugal	0.1%
Singapore	0.5%
Spain	1.0%
Sweden	0.8%
Switzerland	3.4%
United Arab Emirates	— %†
United Kingdom	5.8%
United States	60.9%

100.0%

†	Represents less than 0.05%.

See accompanying notes to the schedules of portfolio investments.

AZL MSCI Global Equity Index Fund

Schedule of Portfolio Investments

March 31, 2019 (Unaudited)

Futures Contracts

Cash of $48,388 has been segregated to cover margin requirements for the following open contracts as of March 31, 2019:

Long Futures

Description	Expiration Date	Number of Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
DJ EURO STOXX 50 June Futures (Euro)	6/21/19	5	$183,494	$1,509
FTSE 100 Index June Futures (British Pounds)	6/21/19	1	93,908	27
S&P 500 Index E-Mini June Futures (U.S. Dollar)	6/21/19	4	567,560	3,408
SGX Nikkei 225 Index June Futures (Japanese Yen)	6/13/19	1	95,704	(525)

				$4,419

See accompanying notes to the schedules of portfolio investments.

AZL Fidelity Institutional Asset Management Multi-Strategy Fund

Schedule of Portfolio Investments

March 31, 2019 (Unaudited)

Shares		Fair Value
Common Stocks (40.2%):
Aerospace & Defense (0.6%):
6,638	Boeing Co. (The)	$2,531,866
6,653	Moog, Inc., Class A	578,478
745	Raytheon Co.	135,650

		3,245,994

Airlines (0.1%):
9,216	Southwest Airlines Co.	478,403
362	United Continental Holdings, Inc.*	28,880

		507,283

Auto Components (0.1%):
17,800	Dana Holding Corp.	315,772
16,569	Gentex Corp.^	342,647

		658,419

Automobiles (0.1%):
84,938	Ford Motor Co.	745,756

Banks (2.4%):
7,885	Associated Banc-Corp.	168,345
120,688	Bank of America Corp.	3,329,781
39,751	Citigroup, Inc.	2,473,307
1,410	Investors Bancorp, Inc.	16,709
38,935	JPMorgan Chase & Co.	3,941,389
4,976	M&T Bank Corp.^	781,332
456	SunTrust Banks, Inc.	27,018
62,235	Wells Fargo & Co.	3,007,195

		13,745,076

Beverages (0.5%):
15,894	Coca-Cola Co. (The)	744,793
14,610	PepsiCo, Inc.	1,790,455

		2,535,248

Biotechnology (1.4%):
28,297	AbbVie, Inc.	2,280,456
11,286	Amgen, Inc.	2,144,115
5,122	Biogen Idec, Inc.*	1,210,738
4,194	Celgene Corp.*	395,662
3,208	Genomic Health, Inc.*	224,720
11,197	Gilead Sciences, Inc.	727,917
1,565	Regeneron Pharmaceuticals, Inc.*	642,620

		7,626,228

Building Products (0.1%):
8,813	Johnson Controls International plc	325,552

Capital Markets (0.3%):
451	Affiliated Managers Group, Inc.	48,307
16,039	Invesco, Ltd.^	309,713
6,115	LPL Financial Holdings, Inc.	425,910
23,933	Morgan Stanley	1,009,972
1,224	Raymond James Financial, Inc.	98,422

		1,892,324

Chemicals (0.3%):
17,363	CF Industries Holdings, Inc.	709,799
2,214	DowDuPont, Inc.	118,028
1,896	Eastman Chemical Co.	143,868
37,661	Huntsman Corp.	846,997

		1,818,692

Commercial Services & Supplies (0.4%):
22,131	KAR Auction Services, Inc.	1,135,542
10,255	Republic Services, Inc., Class A	824,297
4,100	Tetra Tech, Inc.	244,319

		2,204,158

Communications Equipment (0.8%):
65,113	Cisco Systems, Inc.	3,515,451
43,544	Juniper Networks, Inc.	1,152,610

		4,668,061

Shares		Fair Value
Common Stocks, continued
Construction & Engineering (0.2%):
15,470	EMCOR Group, Inc.	$1,130,548

Consumer Finance (0.2%):
2,903	Capital One Financial Corp.	237,146
9,557	Discover Financial Services	680,076
9,552	Synchrony Financial	304,709

		1,221,931

Distributors (0.0%†):
707	Genuine Parts Co.^	79,205

Diversified Financial Services (0.5%):
12,968	Berkshire Hathaway, Inc., Class B*	2,605,142

Diversified Telecommunication Services (1.2%):
104,121	AT&T, Inc.	3,265,235
2,352	CenturyLink, Inc.^	28,200
56,833	Verizon Communications, Inc.	3,360,535

		6,653,970

Electric Utilities (0.6%):
1,692	ALLETE, Inc.	139,133
32,822	Exelon Corp.	1,645,368
8,479	OGE Energy Corp.^	365,614
13,007	PNM Resources, Inc.	615,751
12,061	Portland General Electric Co.^	625,242
6,521	PPL Corp.	206,977

		3,598,085

Electrical Equipment (0.0%†):
52	Emerson Electric Co.	3,560
4,261	GrafTech International, Ltd.^	54,499

		58,059

Electronic Equipment, Instruments & Components (0.1%):
1,384	Novanta, Inc.*	117,266
327	Tech Data Corp.*	33,488
1,310	Zebra Technologies Corp., Class A*	274,485

		425,239

Energy Equipment & Services (0.0%†):
1,430	Schlumberger, Ltd.	62,305

Entertainment (0.9%):
6,708	Activision Blizzard, Inc.	305,415
16,276	Cinemark Holdings, Inc.^	650,877
3,217	Netflix, Inc.*	1,147,054
17,091	Viacom, Inc., Class B	479,744
23,288	Walt Disney Co. (The)	2,585,667

		5,168,757

Equity Real Estate Investment Trusts (0.8%):
2,852	Americold Realty Trust	87,015
5,054	Columbia Property Trust, Inc.	113,766
65,563	Cousins Properties, Inc.^	633,339
2,586	Highwoods Properties, Inc.^	120,973
2,893	National Retail Properties, Inc.^	160,243
3,792	Parks Hotels & Resorts, Inc.^	117,855
57	Public Storage, Inc.	12,413
3,425	Realty Income Corp.^	251,943
24,990	RLJ Lodging Trust	439,074
5,710	Senior Housing Properties Trust^	67,264
4,682	Simon Property Group, Inc.	853,107
6,230	Spirit Realty Capital, Inc.^	247,518
50,808	Weyerhaeuser Co.	1,338,283

		4,442,793

Food & Staples Retailing (1.2%):
8,900	Costco Wholesale Corp.	2,155,046
35,360	Kroger Co. (The)^	869,856
4,652	Performance Food Group Co.*	184,405
3,813	Sysco Corp.	254,556
16,331	Walgreens Boots Alliance, Inc.	1,033,262
23,970	Wal-Mart Stores, Inc.	2,337,795

		6,834,920

See accompanying notes to the schedules of portfolio investments.

AZL Fidelity Institutional Asset Management Multi-Strategy Fund

Schedule of Portfolio Investments

March 31, 2019 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Food Products (0.0%†):
1,683	McCormick & Co.	$253,510

Health Care Equipment & Supplies (0.7%):
30,990	Abbott Laboratories	2,477,341
7,286	Baxter International, Inc.	592,425
6,905	Boston Scientific Corp.*	265,014
1,407	Hologic, Inc.*^	68,099
1,008	Integer Holdings Corp.*	76,023
2,254	Medtronic plc	205,294
1,551	ResMed, Inc.	161,257

		3,845,453

Health Care Providers & Services (1.8%):
4,965	Amedisys, Inc.*	611,986
6,318	Anthem, Inc.	1,813,140
694	Chemed Corp.	222,129
4,332	Cigna Corp.	696,672
27,554	CVS Health Corp.	1,485,987
405	HCA Healthcare, Inc.	52,804
5,052	Humana, Inc.	1,343,832
276	LHC Group, Inc.*	30,597
2,682	Quest Diagnostics, Inc.^	241,165
13,348	UnitedHealth Group, Inc.	3,300,427
700	Universal Health Services, Inc., Class B	93,639

		9,892,378

Hotels, Restaurants & Leisure (0.3%):
352	Chipotle Mexican Grill, Inc.*^	250,029
360	Darden Restaurants, Inc.	43,729
3,131	Extended Stay America, Inc.	56,201
1,708	McDonald’s Corp.	324,350
13,913	Starbucks Corp.	1,034,293
1,187	Yum! Brands, Inc.	118,474

		1,827,076

Household Durables (0.0%†):
5,287	PulteGroup, Inc.	147,825

Household Products (1.1%):
3,414	Clorox Co. (The)^	547,810
18,014	Colgate-Palmolive Co.	1,234,680
3,720	Kimberly-Clark Corp.	460,908
35,705	Procter & Gamble Co. (The)	3,715,105

		5,958,503

Independent Power and Renewable Electricity Producers (0.2%):
24,335	NRG Energy, Inc.	1,033,751

Industrial Conglomerates (0.1%):
91	3M Co., Class C	18,908
3,696	Honeywell International, Inc.	587,368

		606,276

Insurance (0.7%):
10,413	Aflac, Inc.	520,650
8,289	Allstate Corp. (The)	780,658
457	American National Insurance Co.	55,215
14,265	First American Financial Corp.	734,648
22,301	Progressive Corp. (The)	1,607,679
2,691	Selective Insurance Group, Inc.	170,286
5,586	UnumProvident Corp.	188,974

		4,058,110

Interactive Media & Services (1.9%):
2,863	Alphabet, Inc., Class A*	3,369,436
3,500	Alphabet, Inc., Class C*	4,106,585
4,273	Cargurus, Inc.*^	171,176

Shares		Fair Value
Common Stocks, continued
Interactive Media & Services, continued
18,508	Facebook, Inc., Class A*	$3,085,099
1,027	TripAdvisor, Inc.*^	52,839

		10,785,135

Internet & Direct Marketing Retail (1.6%):
4,465	Amazon.com, Inc.*	7,951,049
28,264	eBay, Inc.	1,049,725
465	Etsy, Inc.*	31,257

		9,032,031

IT Services (2.0%):
3,539	Amdocs, Ltd.	191,495
1,602	Automatic Data Processing, Inc.	255,903
2,601	Booz Allen Hamilton Holding Corp.	151,222
18,056	DXC Technology Co.	1,161,181
9,695	Fidelity National Information Services, Inc.	1,096,505
16,710	International Business Machines Corp.	2,357,781
10,151	MasterCard, Inc., Class A	2,390,053
535	Maximus, Inc.	37,974
2,364	Paychex, Inc.^	189,593
222	PayPal Holdings, Inc.*	23,052
22,603	Visa, Inc., Class A^	3,530,364

		11,385,123

Life Sciences Tools & Services (0.1%):
1,802	Illumina, Inc.*	559,863
464	Thermo Fisher Scientific, Inc.	127,006

		686,869

Machinery (0.9%):
18,025	AGCO Corp.^	1,253,639
899	Allison Transmission Holdings, Inc.	40,383
13,275	Caterpillar, Inc.	1,798,629
8,994	Cummins, Inc.	1,419,883
4,037	Dover Corp.	378,671
4,131	Woodward, Inc.	391,991

		5,283,196

Media (0.8%):
2,361	AMC Networks, Inc., Class A*	134,010
614	Charter Communications, Inc., Class A*	213,003
61,452	Comcast Corp., Class A	2,456,850
4,342	Fox Corp., Class A*	159,395
1,681	Liberty Broadband Corp., Class C*	154,215
16,835	Omnicom Group, Inc.	1,228,787

		4,346,260

Metals & Mining (0.4%):
8,051	Newmont Mining Corp.	287,984
21,070	Nucor Corp.	1,229,435
6,995	Reliance Steel & Aluminum Co.	631,369
1,397	Royal Gold, Inc.^	127,029

		2,275,817

Mortgage Real Estate Investment Trusts (0.3%):
76,893	Annaly Capital Management, Inc.	768,161
93,113	MFA Financial, Inc.	676,932

		1,445,093

Multiline Retail (0.2%):
13,364	Kohl’s Corp.^	919,043
382	Macy’s, Inc.^	9,179
2,336	Target Corp.	187,487

		1,115,709

Multi-Utilities (0.1%):
1,203	Dominion Energy, Inc.	92,222
8,466	MDU Resources Group, Inc.	218,677

		310,899

See accompanying notes to the schedules of portfolio investments.

AZL Fidelity Institutional Asset Management Multi-Strategy Fund

Schedule of Portfolio Investments

March 31, 2019 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Oil, Gas & Consumable Fuels (2.0%):
26,497	Chevron Corp.	$3,263,900
21,270	ConocoPhillips Co.	1,419,560
52,189	Exxon Mobil Corp.	4,216,870
13,055	HollyFrontier Corp.	643,220
10,956	Marathon Petroleum Corp.	655,717
2,359	Phillips 66	224,506
9,149	Valero Energy Corp.	776,110

		11,199,883

Paper & Forest Products (0.1%):
8,077	Domtar Corp.	401,023
10,479	Louisiana-Pacific Corp.^	255,478

		656,501

Pharmaceuticals (2.7%):
1,397	Allergan plc	204,535
37,834	Bristol-Myers Squibb Co.	1,805,060
17,143	Eli Lilly & Co.	2,224,476
391	Jazz Pharmaceuticals plc*	55,893
30,525	Johnson & Johnson Co.	4,267,089
37,884	Merck & Co., Inc.	3,150,812
79,412	Pfizer, Inc.	3,372,628

		15,080,493

Professional Services (0.2%):
2,403	IHS Markit, Ltd.*	130,675
851	ManpowerGroup, Inc.	70,369
18,235	Robert Half International, Inc.	1,188,193

		1,389,237

Road & Rail (0.7%):
24,068	CSX Corp.	1,800,768
1,993	Kansas City Southern	231,148
11,616	Union Pacific Corp.	1,942,195

		3,974,111

Semiconductors & Semiconductor Equipment (1.1%):
65,781	Intel Corp.	3,532,440
7,144	Lam Research Corp.^	1,278,847
20,890	Micron Technology, Inc.*^	863,384
4,016	QUALCOMM, Inc.	229,032
891	Xilinx, Inc.	112,970

		6,016,673

Software (3.1%):
2,212	Adobe Systems, Inc.*	589,476
21,211	Cadence Design Systems, Inc.*	1,347,111
662	CDK Global, Inc.	38,939
938	Citrix Systems, Inc.	93,481
3,811	Intuit, Inc.	996,234
83,479	Microsoft Corp.	9,845,512
5,895	Nuance Communications, Inc.*	99,802
21,600	Oracle Corp.	1,160,136
400	Red Hat, Inc.*^	73,080
13,299	Sailpoint Technologies Holding, Inc.*	381,947
9,480	Salesforce.com, Inc.*	1,501,348
11,782	Synopsys, Inc.*	1,356,697

		17,483,763

Specialty Retail (1.3%):
1,363	AutoZone, Inc.*	1,395,876
2,433	Best Buy Co., Inc.	172,889
1,387	Foot Locker, Inc.^	84,052
13,161	Home Depot, Inc. (The)	2,525,464
126	Lowe’s Cos., Inc.	13,793
1,732	O’Reilly Automotive, Inc.*	672,536
12,729	Ross Stores, Inc.	1,185,070
27,338	TJX Cos., Inc. (The)	1,454,655

		7,504,335

Shares		Fair Value
Common Stocks, continued
Technology Hardware, Storage & Peripherals (2.2%):
37,435	Apple, Inc.	$7,110,778
86,494	Hewlett Packard Enterprise Co.	1,334,602
63,086	HP, Inc.	1,225,761
10,269	NetApp, Inc.	712,052
10,645	Western Digital Corp.^	511,599
37,489	Xerox Corp.	1,198,898

		12,093,690

Textiles, Apparel & Luxury Goods (0.6%):
5,602	Deckers Outdoor Corp.*^	823,438
21,080	Nike, Inc., Class B	1,775,147
4,069	Ralph Lauren Corp.^	527,668

		3,126,253

Tobacco (0.0%†):
1,232	Philip Morris International, Inc.	108,896

Trading Companies & Distributors (0.2%):
2,033	W.W. Grainger, Inc.^	611,791
5,309	WESCO International, Inc.*	281,430

		893,221

Total Common Stocks (Cost $196,077,233)		226,069,815

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Asset Backed Securities (0.7%):
1,553,493	Aaset Trust, Class A, Series 2017-1A, 3.97%, 5/16/42(a)	1,549,704
249,511	Aaset Trust, Class A, Series 2018-1A, 3.84%, 1/16/38(a)	249,283
182,292	Blackbird Capital Aircraft, Class AA, Series 2016-1A, 2.49%, 12/16/41, Callable 12/15/24 @ 100(a)(b)	177,673
670,917	Blackbird Capital Aircraft, Class A, Series 2016-1A, 4.21%, 12/16/41, Callable 12/15/24 @ 100(a)(b)	682,774
376,268	Castlelake Aircraft Securitization Trust, Class A, Series 2018-1A, 4.13%, 6/15/43(a)	376,767
217,250	DB Master Finance LLC, Class A2I, Series 2017-1A, 3.63%, 11/20/47, Callable 11/20/21 @ 100(a)	216,806
363,400	DB Master Finance LLC, Class A2II, Series 2017-1A, 4.03%, 11/20/47, Callable 11/20/23 @ 100(a)	363,315
245,192	Horizon Aircraft Finance, Ltd., Class A, Series 2018-1, 4.46%, 12/15/38(a)	249,860
337,874	Thunderbolt Aircraft Lease, Ltd., Class A, Series 2017-A, 4.21%, 5/17/32, Callable 4/15/24 @ 100(a)(b)	343,198

Total Asset Backed Securities (Cost $4,195,165)		4,209,380

See accompanying notes to the schedules of portfolio investments.

AZL Fidelity Institutional Asset Management Multi-Strategy Fund

Schedule of Portfolio Investments

March 31, 2019 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Collateralized Mortgage Obligations (1.6%):
$ 575,000	Benchmark 2018-B8 Mortgage Trust, Class A5, Series 2018-B8, 4.23%, 1/15/52	$621,220
110,399	BX Trust, Class F, Series 2018-IND, 4.28%(LIBOR01M+180bps), 11/15/35(a)	110,565
102,861	BX Trust, Class D, Series 2018-EXCL, 5.11%(LIBOR01M+263bps), 9/15/20(a)	102,546
186,000	Citigroup Commercial Mortgage Trust, Class A4, Series 2018-C6, 4.41%, 11/10/51	202,926
153,000	CSAIL Commercial Mortgage Trust, Class A4, Series 2018-C14, 4.42%, 11/15/51	166,397
860,000	CSMC Trust, Class D, Series 2017-PFHP, 4.73%(LIBOR01M+225bps), 12/15/30(a)	861,505
205,000	CSMC Trust, Class A, Series 2018, 4.28%, 4/15/36(a)	214,467
100,000	CSMC Trust, Class B, Series 2018, 4.53%, 4/15/36(a)	104,593
100,000	CSMC Trust, Class C, Series 2018, 4.78%, 4/15/36(a)	103,774
100,000	CSMC Trust, Class D, Series 2018, 4.78%, 4/15/36(a)	101,299
392,000	Dryden Senior Loan Fund, Class AR2, Series 2014-36A(US0003M+128bps), 4/15/29(a)	392,000
1,900,000	GAHR Commercial Mortgage Trust, Class DFX, Series 2015-NRF, 3.38%, 12/15/34(a)(b)	1,892,856
87,000	J.P. Morgan Chase Commercial Mortgage Securities Trust, Class EFX, Series 2018-WPT, 5.54%, 7/5/23(a)	90,973
41,000	J.P. Morgan Chase Commercial Mortgage Securities Trust, Class CFX, Series 2018-WPT, 4.95%, 7/5/23(a)	43,079
64,000	J.P. Morgan Chase Commercial Mortgage Securities Trust, Class DFX, Series 2018-WPT, 5.35%, 7/5/23(a)	67,436
302,000	Magnetite, Ltd., Class A, Series 2019-21A, 3.91%(US0003M+128bps), 4/20/30, Callable 4/20/20 @ 100(a)	301,708
578,000	Morgan Stanley Capital I Trust, Class A4, Series 2018-H4, 4.31%, 12/15/51	627,950

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Collateralized Mortgage Obligations, continued
$245,000	Morgan Stanley Capital I Trust, Class B, Series 2018-BOP, 3.73%(LIBOR01M+125bps), 6/15/35(a)	$244,196
589,000	Morgan Stanley Capital I Trust, Class C, Series 2018-BOP, 3.98%(LIBOR01M+150bps), 6/15/35(a)	587,783
294,690	MSCG Trust, Class A, Series 2016-SNR, 3.35%, 11/15/34(a)(b)	290,214
124,100	MSCG Trust, Class B, Series 2016-SNR, 4.18%, 11/15/34(a)	122,914
87,550	MSCG Trust, Class C, Series 2016-SNR, 5.21%, 11/15/34(a)	87,631
261,000	RETL, Class C, Series 2019-RVP, 4.58%(LIBOR01M+210bps), 3/15/36(a)	261,073
387,643	Thunderbolt II Aircraft Lease, Ltd., Class A, Series 2018, 4.15%, 9/15/38(a)(b)	393,571
332,000	Verde Clo, Class A, Series 2019-1A(US0003M+135bps), 4/15/32(a)	331,814
435,000	Wells Fargo Commercial Mortgage Trust, Class A5, Series 2018-C48, 4.30%, 1/15/52	472,308

Total Collateralized Mortgage Obligations (Cost $8,707,754)		8,796,798

Corporate Bonds (19.7%):
Aerospace & Defense (0.2%):
235,000	BBA US Holdings, Inc., 5.38%, 5/1/26, Callable 5/1/21 @ 102.69^(a)	242,050
210,000	BWX Technologies, Inc., 5.38%, 7/15/26, Callable 7/15/21 @ 102.69^(a)	213,150
185,000	TransDigm, Inc., 6.50%, 7/15/24, Callable 7/15/19 @ 103.25^	190,088
230,000	TransDigm, Inc., 6.25%, 3/15/26, Callable 3/15/22 @ 103.13(a)	238,625

		883,913

Automobiles (0.0%†):
200,000	Ford Motor Credit Co. LLC, 5.09%, 1/7/21^	203,691

Banks (1.9%):
640,000	Bank of America Corp., 4.20%, 8/26/24, MTN	659,479
410,000	Bank of America Corp., Series L, 3.95%, 4/21/25^	417,856
151,000	Bank of America Corp., Series G, 4.45%, 3/3/26	157,349
396,000	Bank of America Corp., Series G, 3.50%, 4/19/26	399,352
397,000	Bank of America Corp., 4.25%, 10/22/26	407,478
543,000	Bank of America Corp., 3.42% (US0003M+104 bps), 12/20/28, Callable 12/20/27 @ 100	530,357

See accompanying notes to the schedules of portfolio investments.

AZL Fidelity Institutional Asset Management Multi-Strategy Fund

Schedule of Portfolio Investments

March 31, 2019 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Corporate Bonds, continued
Banks, continued
$ 170,000	Bank of America Corp., Series AA, 6.10% (US0003M+390 bps), Callable 3/17/25 @ 100	$179,563
50,000	Bank of America Corp., Series X, 6.25% (US0003M+371 bps), 12/31/49, Callable 9/5/24 @ 100	52,938
235,000	Bank of America Corp., Series U, 5.20% (US0003M+314 bps), 12/31/99, Callable 6/1/23 @ 100^	236,175
495,000	CIT Group, Inc., 6.13%, 3/9/28^	549,450
730,000	Citigroup, Inc., 4.05%, 7/30/22^	752,058
1,098,000	Citigroup, Inc., 4.30%, 11/20/26^	1,115,544
250,000	Citizens Bank NA, 2.55%, 5/13/21, Callable 4/13/21 @ 100	247,828
190,000	Comstock Escrow Corp., 9.75%, 8/15/26, Callable 8/15/21 @ 107.31(a)	175,750
2,005,000	JPMorgan Chase & Co., 3.88%, 9/10/24	2,055,441
231,000	JPMorgan Chase & Co., 2.95%, 10/1/26, Callable 7/1/26 @ 100	225,610
1,422,000	JPMorgan Chase & Co., 4.13%, 12/15/26	1,463,670
550,000	Regions Financial Corp., 3.20%, 2/8/21, Callable 1/8/21 @ 100	553,763
305,000	Wells Fargo & Co., Series S, 5.90% (US0003M+311 bps), Callable 6/15/24 @ 100	310,719

		10,490,380

Beverages (0.5%):
939,000	Anheuser-Busch InBev NV, 4.70%, 2/1/36, Callable 8/1/35 @ 100^	936,743
240,000	Anheuser-Busch InBev Worldwide, Inc., 5.45%, 1/23/39, Callable 7/23/38 @ 100	260,092
552,000	Anheuser-Busch InBev Worldwide, Inc., 5.55%, 1/23/49, Callable 7/23/48 @ 100	606,009
333,000	Anheuser-Busch InBev Worldwide, Inc., 4.75%, 4/15/58, Callable 10/15/57 @ 100	314,935
595,000	Anheuser-Busch InBev Worldwide, Inc., 5.80%, 1/23/59, Callable 7/23/58 @ 100	661,182

		2,778,961

Capital Markets (1.2%):
128,000	Goldman Sachs Group, Inc. (The), 6.75%, 10/1/37	155,876
399,000	Goldman Sachs Group, Inc.(The), 2.88% (US0003M+82 bps), 10/31/22, Callable 10/31/21 @ 100	395,195
154,000	Intercontinental Exchange, Inc., 2.75%, 12/1/20, Callable 11/1/20 @ 100^	154,201
148,000	Moody’s Corp., 4.88%, 2/15/24, Callable 11/15/23 @ 100	158,163
523,000	Morgan Stanley, 4.88%, 11/1/22	551,592

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Corporate Bonds, continued
Capital Markets, continued
$4,600,000	Morgan Stanley, 3.74% (US0003M+85 bps), 4/24/24, Callable 4/24/23 @ 100^	$4,681,949
400,000	Morgan Stanley, 5.00%, 11/24/25	428,792
227,000	Morgan Stanley, Series G, 4.43% (US0003M+163 bps), 1/23/30, Callable 1/23/29 @ 100, MTN	239,007
145,000	MSCI, Inc., 4.75%, 8/1/26, Callable 8/1/21 @ 102.38(a)	146,088

		6,910,863

Chemicals (0.2%):
120,000	Chemours Co., 5.38%, 5/15/27, Callable 2/15/27 @ 100^	119,100
245,000	Platform Specialty Products Corp., 5.88%, 12/1/25, Callable 12/1/20 @ 102.94^(a)	245,306
285,000	TPC Group, Inc., 8.75%, 12/15/20, Callable 5/6/19 @ 100(a)	280,013
130,000	Valvoline, Inc., 4.38%, 8/15/25, Callable 8/15/20 @ 103.28^	124,475
200,000	W R Grace & Co., 5.63%, 10/1/24(a)	213,500

		982,394

Commercial Services & Supplies (0.1%):
200,000	ADT Corp., 4.88%, 7/15/32(a)	162,000
200,000	Aramark Services, Inc., 5.00%, 4/1/25, Callable 4/1/20 @ 103.75^(a)	204,500
200,000	Tempo Finance, Corp., 6.75%, 6/1/25, Callable 6/1/20 @ 103.38(a)	201,500

		568,000

Construction & Engineering (0.2%):
250,000	AECOM, 5.88%, 10/15/24, Callable 7/15/24 @ 100	263,750
270,000	AECOM, 5.13%, 3/15/27, Callable 12/15/26 @ 100	260,550
150,000	Brand Industrial Services, Inc., 8.50%, 7/15/25, Callable 7/15/20 @ 106.34^(a)	134,625
15,000	Summit Midstream Holdings LLC/Finance Corp., 5.50%, 8/15/22, Callable 5/6/19 @ 102.75	14,925
240,000	Summit Midstream Holdings LLC/Finance Corp., 5.75%, 4/15/25, Callable 4/15/20 @ 104.31	226,500

		900,350

Consumer Finance (1.9%):
1,057,000	Ally Financial, Inc., 5.75%, 11/20/25, Callable 10/21/25 @ 100^	1,125,706
260,000	Capital One Financial Corp., 3.80%, 1/31/28, Callable 12/31/27 @ 100	256,296
534,000	Capital One NA, Series BNKT, 2.95%, 7/23/21, Callable 6/23/21 @ 100	534,502
1,000,000	Discover Bank, 3.20%, 8/9/21, Callable 7/9/21 @ 100	1,004,114

See accompanying notes to the schedules of portfolio investments.

AZL Fidelity Institutional Asset Management Multi-Strategy Fund

Schedule of Portfolio Investments

March 31, 2019 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Corporate Bonds, continued
Consumer Finance, continued
$ 250,000	Discover Bank, Series B, 4.68% (USSW5+173 bps), 8/9/28, Callable 8/9/23 @ 100	$252,411
1,000,000	Discover Financial Services, 5.20%, 4/27/22	1,058,167
253,000	Discover Financial Services, 4.50%, 1/30/26, Callable 11/30/25 @ 100	258,038
1,000,000	Ford Motor Credit Co. LLC, 2.60%, 11/4/19	996,499
313,000	Ford Motor Credit Co. LLC, 5.60%, 1/7/22^	321,914
329,000	Ford Motor Credit Co. LLC, 5.58%, 3/18/24, Callable 2/18/24 @ 100	332,955
300,000	General Motors Acceptance Corp., 8.00%, 11/1/31	372,750
383,000	General Motors Financial Co., 3.50%, 7/10/19^	383,107
500,000	General Motors Financial Co., 4.20%, 3/1/21, Callable 2/1/21 @ 100	507,019
20,000	Navient Corp., 7.25%, 1/25/22, MTN	21,225
170,000	Navient Corp., 6.50%, 6/15/22	177,225
30,000	Navient Corp., 5.50%, 1/25/23	30,075
420,000	Navient Corp., 7.25%, 9/25/23	445,725
45,000	Navient Corp., 6.13%, 3/25/24, MTN^	44,831
15,000	Navient Corp., 5.88%, 10/25/24^	14,494
110,000	Navient Corp., 6.75%, 6/15/26	105,600
180,000	Springleaf Finance Corp., 6.88%, 3/15/25^	185,175
180,000	Springleaf Finance Corp., 7.13%, 3/15/26	182,475
271,000	Synchrony Bank, Series B, 3.65%, 5/24/21, Callable 4/24/21 @ 100^	273,299
510,000	Synchrony Financial, 3.75%, 8/15/21, Callable 6/15/21 @ 100^	514,508
120,000	Synchrony Financial, 4.38%, 3/19/24, Callable 2/19/24 @ 100	121,497
610,000	Synchrony Financial, 4.25%, 8/15/24, Callable 5/15/24 @ 100	613,682
405,000	Synchrony Financial, 3.95%, 12/1/27, Callable 9/1/27 @ 100	380,576
345,000	Synchrony Financial, 5.15%, 3/19/29, Callable 12/19/28 @ 100	349,754

		10,863,619

Containers & Packaging (0.1%):
65,000	Crown Americas LLC, 4.25%, 9/30/26, Callable 3/31/26 @ 100^	62,725
80,000	Crown Americas LLC/Capital Corp. VI, 4.75%, 2/1/26, Callable 2/1/21 @ 103.56^	80,200
50,000	Crown Cork & Seal Co., Inc., 7.38%, 12/15/26	55,750

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Corporate Bonds, continued
Containers & Packaging, continued
$ 200,000	Reynolds Group Issuer, Inc., 5.13%, 7/15/23, Callable 7/15/19 @ 102.56^(a)	$202,749
35,000	Reynolds Group Issuer, Inc., 7.00%, 7/15/24, Callable 7/15/19 @ 103.5^(a)	35,963
115,000	Silgan Holdings, Inc., 4.75%, 3/15/25, Callable 3/15/20 @ 102.38^	112,988

		550,375

Diversified Consumer Services (0.2%):
150,000	APX Group, Inc., 8.75%, 12/1/20, Callable 5/6/19 @ 100	147,000
105,000	APX Group, Inc., 7.88%, 12/1/22, Callable 5/6/19 @ 103.94^	104,869
215,000	APX Group, Inc., 7.63%, 9/1/23, Callable 9/1/19 @ 105.72^	182,481
120,000	Ascend Learning LLC, 6.88%, 8/1/25, Callable 8/1/20 @ 103.44(a)	119,400
110,000	Ascend Learning LLC, 6.88%, 8/1/25, Callable 8/1/20 @ 103.44(a)	109,450
80,000	Frontdoor, Inc., 6.75%, 8/15/26, Callable 8/15/21 @ 105.06(a)	81,800
460,000	Laureate Education, Inc., 8.25%, 5/1/25, Callable 5/1/20 @ 106.19^(a)	497,950

		1,242,950

Diversified Financial Services (0.3%):
60,000	AXA Equitable Holdings, Inc., 3.90%, 4/20/23, Callable 3/20/23 @ 100	61,358
165,000	Everest Acquisition Finance, Inc., 8.00%, 11/29/24, Callable 11/30/19 @ 106^(a)	91,575
145,000	Flex Acquisition Co., Inc., 6.88%, 1/15/25, Callable 1/15/20 @ 103.44(a)	138,656
25,000	Flex Acquisition Co., Inc., 7.88%, 7/15/26, Callable 7/15/21 @ 103.94(a)	24,063
555,000	Level 3 Financing, Inc., 5.38%, 1/15/24, Callable 5/6/19 @ 102.69^	565,405
200,000	Level 3 Financing, Inc., 5.38%, 5/1/25, Callable 5/1/20 @ 102.69	202,500
500,000	Peachtree Funding Trust, 3.98%, 2/15/25(a)	503,866
40,000	USA Compression Partners LP/USA Compression Finance Corp., 6.88%, 9/1/27, Callable 9/1/22 @ 105.16(a)	40,800
185,000	Voya Financial, Inc., 3.13%, 7/15/24, Callable 5/15/24 @ 100^	182,160

		1,810,383

See accompanying notes to the schedules of portfolio investments.

AZL Fidelity Institutional Asset Management Multi-Strategy Fund

Schedule of Portfolio Investments

March 31, 2019 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Corporate Bonds, continued
Diversified Telecommunication Services (0.7%):
$ 322,000	AT&T, Inc., 2.45%, 6/30/20, Callable 5/30/20 @ 100	$320,764
580,000	AT&T, Inc., 3.60%, 2/17/23, Callable 12/17/22 @ 100^	591,037
28,000	AT&T, Inc., 4.45%, 4/1/24, Callable 1/1/24 @ 100^	29,335
275,000	Frontier Communications Corp., 8.00%, 4/1/27, Callable 4/1/22 @ 106(a)	283,938
345,000	Frontier Communications Corp., 7.05%, 10/1/46	164,738
130,000	Qwest Corp., 7.25%, 9/15/25	139,123
325,000	Verizon Communications, Inc., 5.50%, 3/16/47^	377,526
603,000	Verizon Communications, Inc., 5.01%, 4/15/49	658,801
930,000	Verizon Communications, Inc., 5.01%, 8/21/54	994,829
500,000	Zayo Group LLC/Zayo Capital, Inc., 6.38%, 5/15/25, Callable 5/15/20 @ 103.19^	502,500

		4,062,591

Electric Utilities (0.3%):
110,000	Emera US Finance LP, 2.15%, 6/15/19	109,905
109,000	Emera US Finance LP, 2.70%, 6/15/21, Callable 5/15/21 @ 100	107,991
174,000	Emera US Finance LP, 3.55%, 6/15/26, Callable 3/15/26 @ 100^	171,693
500,000	IPALCO Enterprises, Inc., 3.45%, 7/15/20, Callable 6/15/20 @ 100^	500,624
136,000	IPALCO Enterprises, Inc., 3.70%, 9/1/24, Callable 7/1/24 @ 100	136,680
115,000	NextEra Energy Operating Partners LP, 4.25%, 9/15/24, Callable 7/15/24 @ 100^(a)	114,138
171,447	NSG Holdings LLC/NSG Holdings Inc., 7.75%, 12/15/25(a)	183,449
117,000	NV Energy, Inc., 6.25%, 11/15/20	123,126
390,000	Vistra Operations Co. LLC, 5.50%, 9/1/26, Callable 9/1/21 @ 102.75^(a)	405,600

		1,853,206

Electronic Equipment, Instruments & Components (0.0%†):
255,000	TTM Technologies, Inc., 5.63%, 10/1/25, Callable 10/1/20 @ 102.81(a)	246,075

Energy Equipment & Services (0.0%†):
70,000	Archrock Partners LP/Finance Corp., 6.88%, 4/1/27, Callable 4/1/22 @ 105.16(a)	71,225
110,000	Nabors Industries, Inc., 5.50%, 1/15/23, Callable 11/15/22 @ 100^	105,050
100,000	Weatherford International LLC, 9.88%, 3/1/25, Callable 12/1/24 @ 100	70,788

		247,063

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Corporate Bonds, continued
Equity Real Estate Investment Trusts (2.2%):
$ 500,000	American Tower Corp., 2.80%, 6/1/20, Callable 5/1/20 @ 100	$499,284
217,000	Boston Properties LP, 4.50%, 12/1/28, Callable 9/1/28 @ 100	229,650
1,000,000	Brandywine Operating Partnership LP, 4.10%, 10/1/24, Callable 7/1/24 @ 100	1,008,595
265,000	Brandywine Operating Partnership LP, 3.95%, 11/15/27, Callable 8/15/27 @ 100^	262,624
528,000	Brixmor Operating Partners LP, 3.25%, 9/15/23, Callable 7/15/23 @ 100	521,424
355,000	Brixmor Operating Partners LP, 3.85%, 2/1/25, Callable 11/1/24 @ 100	352,703
717,000	Corporate Office Properties LP, 5.25%, 2/15/24, Callable 11/15/23 @ 100	750,943
130,000	Corrections Corp. of America, 5.00%, 10/15/22, Callable 7/15/22 @ 100	129,350
10,000	Corrections Corp. of America, 4.63%, 5/1/23, Callable 2/1/23 @ 100	9,513
244,000	DDR Corp., 4.63%, 7/15/22, Callable 4/15/22 @ 100^	248,741
900,000	Digital Realty Trust LP, 4.75%, 10/1/25, Callable 7/1/25 @ 100	953,887
183,000	Duke Realty LP, 3.63%, 4/15/23, Callable 1/15/23 @ 100	185,959
300,000	Equinix, Inc., 5.75%, 1/1/25, Callable 1/1/20 @ 102.88^	311,250
160,000	GLP Capital LP, 5.25%, 6/1/25, Callable 3/1/25 @ 100	167,400
735,000	Lexington Realty Trust, 4.40%, 6/15/24, Callable 3/15/24 @ 100	741,607
430,000	MGM Growth Properties LLC, 4.50%, 9/1/26, Callable 6/1/26 @ 100^	417,638
45,000	MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer Inc., 5.75%, 2/1/27, Callable 11/1/26 @ 100(a)	46,406
70,000	MPT Operating Partnership LP/MPT Finance Corp., 5.50%, 5/1/24, Callable 5/6/19 @ 102.75	71,750
200,000	MPT Operating Partnership LP/MPT Finance Corp., 5.25%, 8/1/26, Callable 8/1/21 @ 102.63	205,500
549,000	Omega Healthcare Investors, Inc., 4.38%, 8/1/23, Callable 6/1/23 @ 100	560,666
101,000	Omega Healthcare Investors, Inc., 4.50%, 1/15/25, Callable 10/15/24 @ 100	102,263

See accompanying notes to the schedules of portfolio investments.

AZL Fidelity Institutional Asset Management Multi-Strategy Fund

Schedule of Portfolio Investments

March 31, 2019 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Corporate Bonds, continued
Equity Real Estate Investment Trusts, continued
$ 526,000	Omega Healthcare Investors, Inc., 5.25%, 1/15/26, Callable 10/15/25 @ 100	$549,670
1,628,000	Omega Healthcare Investors, Inc., 4.50%, 4/1/27, Callable 1/1/27 @ 100	1,627,999
494,000	Omega Healthcare Investors, Inc., 4.75%, 1/15/28, Callable 10/15/27 @ 100^	502,645
96,000	Store Capital Corp., 4.63%, 3/15/29, Callable 12/15/28 @ 100	97,458
700,000	Tanger Properties LP, 3.88%, 12/1/23, Callable 9/1/23 @ 100	700,872
275,000	Tanger Properties LP, 3.75%, 12/1/24, Callable 9/1/24 @ 100	270,514
118,000	Ventas Realty LP, 3.13%, 6/15/23, Callable 3/15/23 @ 100^	117,998
131,000	Ventas Realty LP, 4.00%, 3/1/28, Callable 12/1/27 @ 100	132,627

		11,776,936

Food & Staples Retailing (0.1%):
65,000	US Foods, Inc., 5.88%, 6/15/24, Callable 6/15/19 @ 102.94(a)	66,300
271,000	Walgreens Boots Alliance, Inc., 3.30%, 11/18/21, Callable 9/18/21 @ 100	273,347

		339,647

Food Products (0.2%):
321,000	JBS USA Finance, Inc., 5.88%, 7/15/24, Callable 7/15/19 @ 102.94^(a)	329,828
655,000	JBS USA Finance, Inc., 5.75%, 6/15/25, Callable 6/15/20 @ 102.88^(a)	673,012
200,000	Post Holding, Inc., 5.00%, 8/15/26, Callable 8/15/21 @ 102.5(a)	194,500

		1,197,340

Health Care Equipment & Supplies (0.0%†):
125,000	Teleflex, Inc., 4.88%, 6/1/26, Callable 6/1/21 @ 102.44^	127,188

Health Care Providers & Services (1.8%):
295,000	Community Health Systems, Inc., 5.13%, 8/1/21, Callable 5/6/19 @ 101.28^	289,838
440,000	Community Health Systems, Inc., 6.25%, 3/31/23, Callable 3/31/20 @ 103.13	414,150
120,000	Community Health Systems, Inc., 8.63%, 1/15/24, Callable 1/15/21 @ 104.31^(a)	120,000
90,000	Community Health Systems, Inc., 8.00%, 3/15/26, Callable 3/15/22 @ 104^(a)	86,175
300,000	CVS Health Corp., 3.70%, 3/9/23, Callable 2/9/23 @ 100	304,450
670,000	CVS Health Corp., 4.10%, 3/25/25, Callable 1/25/25 @ 100	686,621
779,000	CVS Health Corp., 4.30%, 3/25/28, Callable 12/25/27 @ 100	789,788

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Corporate Bonds, continued
Health Care Providers & Services, continued
$ 347,000	CVS Health Corp., 4.78%, 3/25/38, Callable 9/25/37 @ 100	$341,875
510,000	CVS Health Corp., 5.05%, 3/25/48, Callable 9/25/47 @ 100	513,849
273,000	Halfmoon Parent, Inc., 3.75%, 7/15/23, Callable 6/15/23 @ 100(a)	279,900
132,000	Halfmoon Parent, Inc., 4.13%, 11/15/25, Callable 9/15/25 @ 100(a)	136,408
341,000	Halfmoon Parent, Inc., 4.38%, 10/15/28, Callable 7/15/28 @ 100(a)	353,626
212,000	Halfmoon Parent, Inc., 4.80%, 8/15/38, Callable 2/15/38 @ 100(a)	217,171
212,000	Halfmoon Parent, Inc., 4.90%, 12/15/48, Callable 6/15/48 @ 100(a)	218,583
1,900,000	HCA, Inc., 6.50%, 2/15/20	1,954,625
290,000	HCA, Inc., 5.88%, 3/15/22^	311,025
20,000	HCA, Inc., 4.75%, 5/1/23	21,000
300,000	HCA, Inc., 5.38%, 2/1/25	318,000
200,000	Tenet Healthcare Corp., 4.50%, 4/1/21	203,000
665,000	Tenet Healthcare Corp., 8.13%, 4/1/22	716,538
230,000	Tenet Healthcare Corp., 6.75%, 6/15/23^	237,475
150,000	Tenet Healthcare Corp., 7.00%, 8/1/25, Callable 8/1/20 @ 103.5^	151,688
85,000	Tenet Healthcare Corp., 6.25%, 2/1/27, Callable 2/1/22 @ 103.13^(a)	88,294
117,000	Toledo Hospital (The), Series B, 5.33%, 11/15/28	123,434
559,000	Toledo Hospital (The), 6.02%, 11/15/48^	622,916
130,000	Vizient, Inc., 10.38%, 3/1/24, Callable 5/6/19 @ 107.78(a)	140,725
230,000	WellCare Health Plans, Inc., 5.38%, 8/15/26, Callable 8/15/21 @ 104.03(a)	240,350

		9,881,504

Hotels, Restaurants & Leisure (0.4%):
325,000	Caesars Resort Collection LLC, 5.25%, 10/15/25, Callable 10/15/20 @ 102.63(a)	312,405
95,000	Eldorado Resorts, Inc., 7.00%, 8/1/23, Callable 5/6/19 @ 105.25	99,156
155,000	Eldorado Resorts, Inc., 6.00%, 4/1/25, Callable 4/1/20 @ 104.5^	156,938
20,000	Eldorado Resorts, Inc., 6.00%, 9/15/26, Callable 9/15/21 @ 104.5	20,300
200,000	Golden Nugget, Inc., 6.75%, 10/15/24, Callable 10/15/19 @ 103.38(a)	200,750

See accompanying notes to the schedules of portfolio investments.

AZL Fidelity Institutional Asset Management Multi-Strategy Fund

Schedule of Portfolio Investments

March 31, 2019 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Corporate Bonds, continued
Hotels, Restaurants & Leisure, continued
$ 270,000	Hilton Domestic Operating Co., Inc., 4.25%, 9/1/24, Callable 9/1/19 @ 102.13	$268,987
100,000	Hilton Worldwide Finance LLC, 4.63%, 4/1/25, Callable 4/1/20 @ 102.31^	100,750
100,000	Penn National Gaming, Inc., 5.63%, 1/15/27, Callable 1/15/22 @ 102.81^(a)	97,000
115,000	Scientific Games International, Inc., 6.63%, 5/15/21, Callable 5/6/19 @ 103.31	115,863
170,000	Scientific Games International, Inc., 10.00%, 12/1/22, Callable 5/6/19 @ 105^	179,138
175,000	Scientific Games International, Inc., 5.00%, 10/15/25, Callable 10/15/20 @ 103.75^(a)	171,500
95,000	Station Casinos LLC, 5.00%, 10/1/25, Callable 10/1/20 @ 102.5(a)	93,100
115,000	Wyndham Hotels & Resorts, Inc., 5.38%, 4/15/26, Callable 4/15/21 @ 102.69^(a)	117,013
100,000	Wynn Las Vegas LLC, 5.50%, 3/1/25, Callable 12/1/24 @ 100^(a)	98,750

		2,031,650

Independent Power and Renewable Electricity (0.0%†):
20,000	Terraform Power Operating, 4.25%, 1/31/23, Callable 10/31/22 @ 100^(a)	19,650
15,000	Terraform Power Operating, 5.00%, 1/31/28, Callable 7/31/27 @ 100^(a)	14,550

		34,200

Independent Power and Renewable Electricity Producers (0.1%):
230,000	AES Corp., 5.50%, 4/15/25, Callable 4/15/20 @ 102.75	238,625
75,000	Clearway Energy Operating LLC, 5.75%, 10/15/25, Callable 10/15/21 @ 102.88(a)	75,375
230,000	NRG Energy, Inc., 6.25%, 5/1/24, Callable 5/6/19 @ 103.13^	237,475
40,000	TerraForm Power Operating, 6.63%, 6/15/25, Callable 6/15/20 @ 103.31(a)	41,900

		593,375

Industrial Conglomerates (0.1%):
330,000	Icahn Enterprises LP, 5.88%, 2/1/22, Callable 5/6/19 @ 101.47	333,713
260,000	Icahn Enterprises LP, 6.75%, 2/1/24, Callable 2/1/20 @ 103.38^	271,050

		604,763

Insurance (0.7%):
218,000	American International Group, Inc., 3.30%, 3/1/21, Callable 2/1/21 @ 100^	219,424

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Corporate Bonds, continued
Insurance, continued
$ 809,000	American International Group, Inc., 3.75%, 7/10/25, Callable 4/10/25 @ 100^	$809,280
135,000	AmWINS Group, Inc., 7.75%, 7/1/26, Callable 7/1/21 @ 105.81(a)	135,000
205,000	Marsh & McLennan Cos., Inc., 4.38%, 3/15/29, Callable 12/15/28 @ 100	216,573
94,000	Marsh & McLennan Cos., Inc., 4.75%, 3/15/39, Callable 9/15/38 @ 100	100,417
187,000	Marsh & McLennan Cos., Inc., 4.90%, 3/15/49, Callable 9/15/48 @ 100	203,687
436,000	Pacific Lifecorp, 5.13%, 1/30/43(a)	463,441
497,000	Teachers Insurance & Annuity Association of America, 4.90%, 9/15/44(a)	554,532
1,042,000	Unum Group, 5.75%, 8/15/42	1,116,716
130,000	USIS Merger Sub, Inc., 6.88%, 5/1/25, Callable 5/1/20 @ 103.44^(a)	126,100

		3,945,170

IT Services (0.0%†):
140,000	First Data Corp., 5.75%, 1/15/24, Callable 4/16/19 @ 102.88(a)	144,025

Leisure Products (0.0%†):
130,000	Mattel, Inc., 6.75%, 12/31/25, Callable 12/31/20 @ 105.06^(a)	127,888

Life Sciences Tools & Services (0.1%):
90,000	Charles River Laboratories International, Inc., 5.50%, 4/1/26, Callable 4/1/21 @ 104.13(a)	93,375
200,000	IMS Health, Inc., 5.00%, 10/15/26, Callable 10/15/21 @ 102.5(a)	204,750

		298,125

Media (2.1%):
75,000	CCO Holdings LLC, 5.13%, 5/1/23, Callable 5/6/19 @ 102.56(a)	76,500
95,000	CCO Holdings LLC, 5.75%, 1/15/24, Callable 5/6/19 @ 102.88	97,494
320,000	CCO Holdings LLC, 5.88%, 4/1/24, Callable 5/6/19 @ 104.41(a)	333,600
95,000	CCO Holdings LLC, 5.38%, 5/1/25, Callable 5/1/20 @ 102.68(a)	97,850
430,000	CCO Holdings LLC, 5.75%, 2/15/26, Callable 2/15/21 @ 102.88(a)	448,813
270,000	CCO Holdings LLC, 5.50%, 5/1/26, Callable 5/1/21 @ 102.75(a)	278,775
400,000	CCO Holdings LLC, 5.88%, 5/1/27, Callable 5/1/21 @ 102.94^(a)	414,000
61,000	Comcast Corp., 3.90%, 3/1/38, Callable 9/1/37 @ 100^	59,716
144,000	Comcast Corp., 4.65%, 7/15/42	152,667
161,000	Comcast Corp., 4.60%, 8/15/45, Callable 2/15/45 @ 100	170,397
197,000	Comcast Corp., 3.97%, 11/1/47, Callable 5/1/47 @ 100	190,088

See accompanying notes to the schedules of portfolio investments.

AZL Fidelity Institutional Asset Management Multi-Strategy Fund

Schedule of Portfolio Investments

March 31, 2019 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Corporate Bonds, continued
Media, continued
$ 112,000	Comcast Corp., 4.00%, 3/1/48, Callable 9/1/47 @ 100^	$108,443
224,000	Comcast Corp., 4.00%, 11/1/49, Callable 5/1/49 @ 100	217,396
500,000	CSC Holdings LLC, 5.38%, 7/15/23, Callable 4/16/19 @ 104.03(a)	509,375
465,000	CSC Holdings LLC, 7.75%, 7/15/25, Callable 7/15/20 @ 103.88^(a)	497,550
105,000	CSC Holdings LLC, 7.50%, 4/1/28, Callable 4/1/23 @ 103.75^(a)	112,613
200,000	DISH DBS Corp., 5.00%, 3/15/23^	180,000
200,000	DISH DBS Corp., 5.88%, 11/15/24^	168,000
140,000	DISH Network Corp., 3.38%, 8/15/26	118,586
37,000	Fox Corp., 3.67%, 1/25/22(a)	37,753
65,000	Fox Corp., 4.03%, 1/25/24, Callable 12/25/23 @ 100(a)	67,309
94,000	Fox Corp., 4.71%, 1/25/29, Callable 10/25/28 @ 100(a)	100,671
93,000	Fox Corp., 5.48%, 1/25/39, Callable 7/25/38 @ 100(a)	102,335
62,000	Fox Corp., 5.58%, 1/25/49, Callable 7/25/48 @ 100(a)	69,944
80,000	NBCUniversal Media LLC, 5.95%, 4/1/41	98,132
114,000	NBCUniversal Media LLC, 4.45%, 1/15/43	117,553
700,000	Neptune Finco Corp., 6.63%, 10/15/25, Callable 10/15/20 @ 103.31^(a)	742,000
400,000	Radiate Holdco LLC/Radiate Finance, Inc., 6.63%, 2/15/25, Callable 2/15/20 @ 103.31^(a)	386,000
200,000	Sirius XM Radio, Inc., 4.63%, 5/15/23, Callable 5/6/19 @ 102.31^(a)	202,250
105,000	Sirius XM Radio, Inc., 6.00%, 7/15/24, Callable 7/15/19 @ 103^(a)	108,806
495,000	Sirius XM Radio, Inc., 5.38%, 4/15/25, Callable 4/15/20 @ 102.69(a)	507,375
130,000	Sirius XM Radio, Inc., 5.38%, 7/15/26, Callable 7/15/21 @ 102.69(a)	132,600
716,000	Time Warner Cable, Inc., 8.25%, 4/1/19	715,926
623,000	Time Warner Cable, Inc., 4.00%, 9/1/21, Callable 6/1/21 @ 100	631,601
239,000	Time Warner Cable, Inc., 6.55%, 5/1/37	263,144
280,000	Time Warner Cable, Inc., 7.30%, 7/1/38	323,987
1,500,000	Time Warner Cable, Inc., 6.75%, 6/15/39	1,649,107
69,000	Time Warner Cable, Inc., 5.50%, 9/1/41, Callable 3/1/41 @ 100	68,129
395,000	Walt Disney Co. (The), 7.75%, 12/1/45(a)	643,968

		11,200,453

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Corporate Bonds, continued
Metals & Mining (0.0%†):
$ 200,000	Freeport-McMoRan, Inc., 3.55%, 3/1/22, Callable 12/1/21 @ 100^	$197,750

Mortgage Real Estate Investment Trusts (0.0%†):
45,000	Starwood Property Trust, Inc., 4.75%, 3/15/25, Callable 9/15/24 @ 100^	44,719

Multi-Utilities (0.1%):
339,000	Sempra Energy, 6.00%, 10/15/39	396,131

Office REITs (0.0%†):
74,000	Hudson Pacific Properties LP, 4.65%, 4/1/29, Callable 1/1/29 @ 100^	75,180

Oil Gas & Consumable Fuels (0.0%†):
165,000	Energy Transfer Operating LP, 6.25%, 4/15/49, Callable 10/15/48 @ 100	184,395

Oil, Gas & Consumable Fuels (2.6%):
149,000	Anadarko Petroleum Corp., 4.85%, 3/15/21, Callable 2/15/21 @ 100	154,468
406,000	Anadarko Petroleum Corp., 5.55%, 3/15/26, Callable 12/15/25 @ 100^	442,218
779,000	Anadarko Petroleum Corp., 7.50%, 5/1/31	956,845
78,000	Anadarko Petroleum Corp., 6.45%, 9/15/36	89,773
410,000	Anadarko Petroleum Corp., 6.60%, 3/15/46, Callable 9/15/45 @ 100^	496,004
440,000	California Resources Corp., 8.00%, 12/15/22, Callable 5/6/19 @ 104^(a)	345,400
415,000	Cheniere Corpus Christi Holdings LLC, 7.00%, 6/30/24, Callable 1/1/24 @ 100	467,913
690,000	Cheniere Energy Partners LP, 5.25%, 10/1/25, Callable 10/1/20 @ 102.63	705,524
300,000	Cheniere Energy Partners LP, 5.63%, 10/1/26, Callable 10/1/21 @ 102.81(a)	307,500
205,000	Citgo Petroleum Corp., 6.25%, 8/15/22, Callable 5/6/19 @ 103.13^(a)	203,463
132,000	Columbia Pipeline Group, 4.50%, 6/1/25, Callable 3/1/25 @ 100	137,585
195,000	Crestwood Midstream Partners LP, 6.25%, 4/1/23, Callable 4/22/19 @ 103.13^	199,875
100,000	Crestwood Midstream Partners LP, 5.75%, 4/1/25, Callable 4/1/20 @ 104.31	102,500
100,000	CVR Refining LLC/Coffeyville Finance, Inc., 6.50%, 11/1/22, Callable 5/6/19 @ 102.17	101,250
275,000	DCP Midstream Operating LLC, 8.13%, 8/16/30	321,406

See accompanying notes to the schedules of portfolio investments.

AZL Fidelity Institutional Asset Management Multi-Strategy Fund

Schedule of Portfolio Investments

March 31, 2019 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Corporate Bonds, continued
Oil, Gas & Consumable Fuels, continued
$ 125,000	DCP Midstream Operating LP, 5.38%, 7/15/25, Callable 4/15/25 @ 100^	$130,313
350,000	DCP Midstream Operating LP, 5.85% (US0003M+385 bps), 5/21/43, Callable 5/21/23 @ 100(a)	325,500
357,000	Denbury Resources, Inc., 9.25%, 3/31/22, Callable 5/6/19 @ 109.25^(a)	345,398
117,000	Enable Midstream Partners LP, 2.40%, 5/15/19, Callable 5/6/19 @ 100	116,918
124,000	Enable Midstream Partners LP, 3.90%, 5/15/24, Callable 2/15/24 @ 100	123,117
65,000	Energy Transfer Operating LP, 4.50%, 4/15/24, Callable 3/15/24 @ 100^	67,811
106,000	Energy Transfer Operating LP, 5.25%, 4/15/29, Callable 1/15/29 @ 100	113,657
67,000	Energy Transfer Partners LP, 4.20%, 9/15/23, Callable 8/15/23 @ 100^	69,156
229,000	Energy Transfer Partners LP, 4.95%, 6/15/28, Callable 3/15/28 @ 100	240,240
128,000	Energy Transfer Partners LP, 5.80%, 6/15/38, Callable 12/15/37 @ 100	135,206
83,000	Energy Transfer Partners LP, 6.00%, 6/15/48, Callable 12/15/47 @ 100	89,448
85,000	EP Energy LLC/Everest Acquisition Finance, Inc., 7.75%, 5/15/26, Callable 5/15/21 @ 105.81(a)	69,063
200,000	Global Partners LP, 6.25%, 7/15/22, Callable 5/6/19 @ 103.13	198,000
71,000	Hess Corp., 7.30%, 8/15/31	82,814
275,000	Hess Infrastructure Partners LP/Finance Corp., 5.63%, 2/15/26, Callable 2/15/21 @ 104.22(a)	279,813
205,000	Hilcorp Energy LP, 5.00%, 12/1/24, Callable 6/1/19 @ 102.5(a)	198,338
50,000	Indigo Natural Resources LLC, 6.88%, 2/15/26, Callable 2/15/21 @ 103.44(a)	44,188
195,000	Jonah Energy LLC/Jonah Energy Finance Corp., 7.25%, 10/15/25, Callable 10/15/20 @ 105.44^(a)	102,863
111,000	Kinder Morgan (Delaware), Inc., 3.05%, 12/1/19, Callable 11/1/19 @ 100	111,056
125,000	Kinder Morgan (Delaware), Inc., 5.55%, 6/1/45, Callable 12/1/44 @ 100	136,308

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Corporate Bonds, continued
Oil, Gas & Consumable Fuels, continued
$ 112,000	Kinder Morgan (Delaware), Inc., 5.05%, 2/15/46, Callable 8/15/45 @ 100	$114,652
42,000	Kinder Morgan Energy Partners LP, 6.55%, 9/15/40	48,856
479,000	Kinder Morgan Energy Partners LP, 5.50%, 3/1/44, Callable 9/1/43 @ 100	511,437
105,000	Magnolia Oil & Gas Operating LLC/Finance Corp., 6.00%, 8/1/26, Callable 8/1/21 @ 103(a)	106,050
113,000	MPLX LP, 4.50%, 7/15/23, Callable 4/15/23 @ 100^	118,507
159,000	MPLX LP, 4.88%, 12/1/24, Callable 9/1/24 @ 100^	170,075
63,000	MPLX LP, 4.80%, 2/15/29, Callable 11/15/28 @ 100	66,057
188,000	MPLX LP, 5.50%, 2/15/49, Callable 8/15/48 @ 100	200,349
45,000	Parsley Energy LLC, 5.38%, 1/15/25, Callable 1/15/20 @ 104.03^(a)	45,000
190,000	Parsley Energy LLC, 5.25%, 8/15/25, Callable 8/15/20 @ 103.94(a)	188,100
265,000	PBF Holding Co. LLC/PBF Finance Corp., 7.00%, 11/15/23, Callable 5/6/19 @ 105.25	272,619
38,000	Phillips 66 Partners LP, 2.65%, 2/15/20, Callable 1/15/20 @ 100	37,938
200,000	Rose Rock Midstream LP, 5.63%, 7/15/22, Callable 4/22/19 @ 102.81^	197,750
110,000	Rose Rock Midstream LP, 5.63%, 11/15/23, Callable 5/15/19 @ 102.81	103,125
310,000	Sanchez Energy Corp., 7.25%, 2/15/23, Callable 2/15/20 @ 103.63^(a)	249,550
240,000	Semgroup Corp., 6.38%, 3/15/25, Callable 3/15/20 @ 103.19	225,600
105,000	Semgroup Corp., 7.25%, 3/15/26, Callable 3/15/21 @ 103.63	101,850
233,000	Southwestern Energy Co., 6.20%, 1/23/25, Callable 10/23/24 @ 100^	228,631
621,000	Sunoco Logistics Partners Operations LP, 5.40%, 10/1/47, Callable 4/1/47 @ 100	618,284
65,000	Sunoco LP/Sunoco Finance Corp., 4.88%, 1/15/23, Callable 1/15/20 @ 102.44	65,650
120,000	Sunoco LP/Sunoco Finance Corp., 5.50%, 2/15/26, Callable 2/15/21 @ 102.75	118,800
20,000	Talen Energy Supply LLC, 6.50%, 6/1/25, Callable 6/1/20 @ 103.25^	17,600
30,000	Targa Resources Partners LP, 5.25%, 5/1/23, Callable 5/6/19 @ 101.75	30,525

See accompanying notes to the schedules of portfolio investments.

AZL Fidelity Institutional Asset Management Multi-Strategy Fund

Schedule of Portfolio Investments

March 31, 2019 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Corporate Bonds, continued
Oil, Gas & Consumable Fuels, continued
$ 110,000	Targa Resources Partners LP, 4.25%, 11/15/23, Callable 5/6/19 @ 102.13	$109,725
130,000	Targa Resources Partners LP, 5.13%, 2/1/25, Callable 2/1/20 @ 103.84^	132,925
125,000	Targa Resources Partners LP, 5.88%, 4/15/26, Callable 4/15/21 @ 104.41(a)	132,500
130,000	Targa Resources Partners LP, 5.38%, 2/1/27, Callable 2/1/22 @ 102.69	132,925
103,000	Western Gas Partners LP, 4.65%, 7/1/26, Callable 4/1/26 @ 100	104,233
1,000,000	Western Gas Partners LP, 4.50%, 3/1/28, Callable 12/1/27 @ 100	996,776
66,000	Western Gas Partners, LP, 4.75%, 8/15/28, Callable 5/15/28 @ 100^	66,925
80,000	William Carter Co. (The), 5.63%, 3/15/27, Callable 3/15/22 @ 102.81^(a)	82,800
239,000	Williams Partners LP, 3.60%, 3/15/22, Callable 1/15/22 @ 100	242,031
162,000	Williams Partners LP, 4.50%, 11/15/23, Callable 8/15/23 @ 100^	170,015
285,000	Williams Partners LP, 4.30%, 3/4/24, Callable 12/4/23 @ 100	296,337

		14,315,128

Pharmaceuticals (0.2%):
115,000	Catalent Pharma Solutions, Inc., 4.88%, 1/15/26, Callable 10/15/20 @ 102.44(a)	113,563
57,000	Elanco Animal Health, Inc., 3.91%, 8/27/21^(a)	57,911
180,000	Elanco Animal Health, Inc., 4.27%, 8/28/23, Callable 7/28/23 @ 100(a)	185,335
76,000	Elanco Animal Health, Inc., 4.90%, 8/28/28, Callable 5/28/28 @ 100(a)	80,639
355,000	Talen Energy Supply LLC, 10.50%, 1/15/26, Callable 1/15/22 @ 105.25^(a)	370,087
110,000	Valeant Pharmaceuticals International, 9.25%, 4/1/26, Callable 4/1/22 @ 104.63^(a)	119,900

		927,435

Real Estate Management & Development (0.0%†):
200,000	Howard Hughes Corp. (The), 5.38%, 3/15/25, Callable 3/15/20 @ 104.03^(a)	198,750

Semiconductors & Semiconductor Equipment (0.0%†):
90,000	Qorvo, Inc., 5.50%, 7/15/26, Callable 7/15/21 @ 102.75^(a)	92,925

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Corporate Bonds, continued
Software (0.3%):
$ 155,000	CDK Global, Inc., 5.88%, 6/15/26, Callable 6/15/21 @ 102.94^	$162,363
135,000	Fair Isaac Corp., 5.25%, 5/15/26, Callable 2/15/26 @ 100(a)	138,713
90,000	Nuance Communications, Inc., 5.63%, 12/15/26, Callable 12/15/21 @ 102.81	92,475
475,000	Solera LLC, 10.50%, 3/1/24, Callable 5/6/19 @ 107.88(a)	514,780
250,000	Sophia LP/Finance, Inc., 9.00%, 9/30/23, Callable 5/6/19 @ 104.5(a)	259,063
105,000	SS&C Technologies, Inc., 5.50%, 9/30/27, Callable 3/30/22 @ 104.13(a)	106,050
230,000	Symantec Corp., 5.00%, 4/15/25, Callable 4/15/20 @ 102.5(a)	229,940

		1,503,384

Technology Hardware, Storage & Peripherals (0.1%):
83,000	Dell International LLC/EMC Corp., 6.02%, 6/15/26, Callable 3/15/26 @ 100(a)	89,107
200,000	Diamond 1 Finance Corp./Diamond 2 Finance Corp., 5.45%, 6/15/23, Callable 4/15/23 @ 100(a)	213,147
441,000	HP Enterprise Co., 3.60%, 10/15/20, Callable 9/15/20 @ 100	444,846

		747,100

Textiles, Apparel & Luxury Goods (0.0%†):
125,000	USA Compression Partners LP/Finance Corp., 6.88%, 4/1/26, Callable 4/1/21 @ 105.16	127,813

Thrifts & Mortgage Finance (0.0%†):
235,000	Quicken Loans, Inc., 5.25%, 1/15/28, Callable 1/15/23 @ 102.63(a)	220,108

Tobacco (0.5%):
212,000	Altria Group, Inc., 4.00%, 1/31/24	217,547
266,000	Altria Group, Inc., 4.80%, 2/14/29, Callable 11/14/28 @ 100	273,766
294,000	Altria Group, Inc., 4.25%, 8/9/42	254,311
191,000	Altria Group, Inc., 4.50%, 5/2/43	171,531
347,000	Altria Group, Inc., 5.38%, 1/31/44	347,616
240,000	Altria Group, Inc., 3.88%, 9/16/46, Callable 3/16/46 @ 100	196,190
200,000	Altria Group, Inc., 5.95%, 2/14/49, Callable 8/14/48 @ 100	213,621
94,000	Reynolds American, Inc., 3.25%, 6/12/20	94,168
320,000	Reynolds American, Inc., 4.00%, 6/12/22^	325,885
232,000	Reynolds American, Inc., 4.45%, 6/12/25, Callable 3/12/25 @ 100	237,744
120,000	Reynolds American, Inc., 5.70%, 8/15/35, Callable 2/15/35 @ 100	123,471
700,000	Vector Group, Ltd., 6.13%, 2/1/25, Callable 2/1/20 @ 103.06(a)	620,376

		3,076,226

See accompanying notes to the schedules of portfolio investments.

AZL Fidelity Institutional Asset Management Multi-Strategy Fund

Schedule of Portfolio Investments

March 31, 2019 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Corporate Bonds, continued
Trading Companies & Distributors (0.1%):
$ 240,000	AerCap Global Aviation Trust, 6.50% (US0003M+430 bps), 6/15/45, Callable 6/15/25 @ 100^(a)	$242,700
295,000	Air Lease Corp., 4.25%, 2/1/24, MTN^	300,908

		543,608

Wireless Telecommunication Services (0.2%):
545,000	Sprint Corp., 7.88%, 9/15/23	570,887
280,000	Sprint Corp., 7.13%, 6/15/24	284,200
65,000	Sprint Nextel Corp., 6.00%, 11/15/22	65,488
200,000	T-Mobile USA, Inc., 5.13%, 4/15/25, Callable 4/15/20 @ 102.56^	204,750

		1,125,325

Total Corporate Bonds (Cost $110,313,733)		110,673,055

Foreign Bond (0.0%†):
Sovereign Bond (0.0%†):
50,000	Korea Treasury Bond, Series 2103, 2.00%, 3/10/21+	45

Total Foreign Bond (Cost $43)		45

Yankee Dollars (7.7%):
Aerospace & Defense (0.3%):
125,000	Avolon Holdings FNDG, Ltd., 5.50%, 1/15/23, Callable 12/15/22 @ 100(a)	128,750
370,000	Avolon Holdings Funding, Ltd., 5.13%, 10/1/23, Callable 9/1/23 @ 100(a)	376,938
140,000	Bombardier, Inc., 6.00%, 10/15/22, Callable 5/6/19 @ 101^(a)	141,225
210,000	Bombardier, Inc., 6.13%, 1/15/23^(a)	212,888
180,000	Bombardier, Inc., 7.50%, 12/1/24, Callable 12/1/20 @ 105.63^(a)	186,975
150,000	Bombardier, Inc., 7.88%, 4/15/27, Callable 4/15/22 @ 103.94^(a)	153,750

		1,200,526

Banks (1.4%):
430,000	Barclays Bank plc, 3.25%, 1/12/21	431,137
585,000	Barclays Bank plc, 4.38%, 1/12/26	591,506
400,000	Barclays Bank plc, 7.88%, Callable 3/15/22 @ 100(a)	413,628
205,000	HSBC Holdings plc, 4.25%, 3/14/24	209,452
200,000	Intesa Sanpaolo SpA, 5.02%, 6/26/24(a)	193,500
656,000	Intesa Sanpaolo SpA, 5.71%, 1/15/26(a)	639,600
530,000	Rabobank Nederland NY, 4.38%, 8/4/25	546,259
2,550,000	Royal Bank of Scotland Group plc, 6.13%, 12/15/22	2,710,551
547,000	Royal Bank of Scotland Group plc, 6.10%, 6/10/23	580,362
425,000	Royal Bank of Scotland Group plc, 6.00%, 12/19/23	454,292

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Yankee Dollars, continued
Banks, continued
$ 155,000	Royal Bank of Scotland Group plc, 7.50% (USSW5+580 bps), 12/29/49, Callable 8/10/20 @ 100^	$157,325
350,000	Unicredit SpA, 6.57%, 1/14/22(a)	366,445

		7,294,057

Beverages (0.0%†):
80,000	Cott Corp., 5.50%, 4/1/25, Callable 4/1/20 @ 104.13(a)	80,800

Capital Markets (0.9%):
470,000	Credit Suisse Group Fun, Ltd., 2.75%, 3/26/20	469,211
670,000	Credit Suisse Group Fun, Ltd., 3.80%, 9/15/22	679,604
787,000	Credit Suisse Group Fun, Ltd., 3.80%, 6/9/23	797,480
470,000	Credit Suisse Group Fun, Ltd., 3.75%, 3/26/25	472,639
487,000	Deutsche Bank AG, 5.00%, 2/14/22	498,103
860,000	Deutsche Bank AG, 3.30%, 11/16/22	829,271
979,000	Deutsche Bank AG, 4.50%, 4/1/25^	944,338
491,000	UBS Group AG, 4.13%, 9/24/25(a)	505,354

		5,196,000

Chemicals (0.2%):
400,000	Consolidated Energy Finance SA, 6.88%, 6/15/25, Callable 6/15/20 @ 105.16(a)	403,000
150,000	Consolidated Energy Finance SA, 6.50%, 5/15/26, Callable 5/15/21 @ 104.88(a)	148,875
225,000	Nova Chemicals Corp., 4.88%, 6/1/24, Callable 3/3/24 @ 100(a)	219,375
105,000	Nufarm Australia, Ltd., 5.75%, 4/30/26, Callable 4/30/21 @ 102.88(a)	98,701
32,000	Nutrien, Ltd., 4.20%, 4/1/29, Callable 1/1/29 @ 100	32,939
56,000	Nutrien, Ltd., 5.00%, 4/1/49, Callable 10/1/48 @ 100	58,499
150,000	OCI NV, 6.63%, 4/15/23, Callable 4/15/20 @ 103.31(a)	155,625

		1,117,014

Containers & Packaging (0.1%):
270,000	Ardagh Packaging Finance plc/Ardagh Holdings USA, Inc., 7.25%, 5/15/24, Callable 5/15/19 @ 105.44(a)	284,175
200,000	Ardagh Packaging Finance plc/Ardagh Holdings USA, Inc., 6.00%, 2/15/25, Callable 2/15/20 @ 104.5(a)	199,750

		483,925

Diversified Financial Services (0.6%):
400,000	Altice Financing SA, 7.50%, 5/15/26, Callable 5/15/21 @ 103.75(a)	394,999
200,000	Altice Finco SA, 8.13%, 1/15/24, Callable 5/6/19 @ 104.06(a)	202,500

See accompanying notes to the schedules of portfolio investments.

AZL Fidelity Institutional Asset Management Multi-Strategy Fund

Schedule of Portfolio Investments

March 31, 2019 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Yankee Dollars, continued
Diversified Financial Services, continued
$ 280,000	C&W Senior Financing Dac, 7.50%, 10/15/26, Callable 10/15/21 @ 103.75(a)	$287,700
120,000	Camelot Finance SA, 7.88%, 10/15/24, Callable 10/15/19 @ 103.94^(a)	126,900
155,000	Intelsat Jackson Holdings SA, 8.50%, 10/15/24, Callable 10/15/20 @ 106.38^(a)	150,738
220,000	Nielsen Co. Luxembourg SARL (The), 5.00%, 2/1/25, Callable 2/1/20 @ 103.75^(a)	212,025
110,000	Park Aerospace Holdings, 5.25%, 8/15/22(a)	112,750
75,000	Park Aerospace Holdings, 4.50%, 3/15/23, Callable 2/15/23 @ 100(a)	74,625
755,000	Park Aerospace Holdings, 5.50%, 2/15/24(a)	781,149
20,000	Tervita Escrow Corp., 7.63%, 12/1/21, Callable 5/6/19 @ 103.81(a)	19,850

		2,363,236

Diversified Telecommunication Services (0.1%):
200,000	Altice France SA, 8.13%, 2/1/27, Callable 2/1/22 @ 106.09^(a)	201,750
200,000	Sable International Finance, Ltd., 6.88%, 8/1/22, Callable 5/6/19 @ 105.16(a)	207,500
200,000	SFR Group SA, 7.38%, 5/1/26, Callable 5/1/21 @ 103.69(a)	195,500
30,000	Telecom Italia Capital, 6.38%, 11/15/33	28,800
45,000	Telecom Italia SpA, 5.30%, 5/30/24(a)	45,056
55,000	Telecom Italia SpA, 6.00%, 9/30/34	51,013

		729,619

Energy Equipment & Services (0.0%†):
200,000	Ensco plc, 4.50%, 10/1/24, Callable 7/1/24 @ 100^	152,500
130,000	Noble Holding International, Ltd., 7.88%, 2/1/26, Callable 2/1/21 @ 105.91^(a)	121,225
215,000	Weatherford International, Ltd., 9.88%, 2/15/24, Callable 11/15/23 @ 100	154,800
215,000	Weatherford International, Ltd., 6.50%, 8/1/36	121,475

		550,000

Food Products (0.0%†):
50,000	Jbs USA Lux/Jbs USA Finance, 6.75%, 2/15/28, Callable 2/15/23 @ 103.38(a)	51,813

Hotels, Restaurants & Leisure (0.2%):
115,000	1011778 BC ULC New Red Finance, Inc., 4.25%, 5/15/24, Callable 5/15/20 @ 102.13^(a)	113,850
345,000	Stars Group Holdings BV, 7.00%, 7/15/26, Callable 7/15/21 @ 103.5^(a)	359,663

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Yankee Dollars, continued
Hotels, Restaurants & Leisure, continued
$ 190,000	Wynn Macau, Ltd., 4.88%, 10/1/24, Callable 10/1/20 @ 102.44(a)	$184,300
125,000	Wynn Macau, Ltd., 5.50%, 10/1/27, Callable 10/1/22 @ 102.75(a)	119,844

		777,657

Insurance (0.0%†):
200,000	Swiss Re Finance Luxembourg SA, 5.00% (H15T5Y+358 bps), 4/2/49, Callable 4/2/29 @ 100(a)	201,202

Media (0.1%):
185,000	MDC Partners, Inc., 6.50%, 5/1/24, Callable 5/6/19 @ 104.88^(a)	153,088
200,000	Telenet Finance Lux Note, 5.50%, 3/1/28, Callable 12/1/22 @ 102.75(a)	194,750
415,000	Ziggo Bond Finance BV, 5.88%, 1/15/25, Callable 1/15/20 @ 102.94^(a)	406,181
120,000	Ziggo Secured Finance BV, 5.50%, 1/15/27, Callable 1/15/22 @ 102.75(a)	118,800

		872,819

Metals & Mining (0.1%):
200,000	BHP Billiton Finance USA, Ltd., 6.25% (USSW5+497 bps), 10/19/75, Callable 10/19/20 @ 100(a)	208,000
456,000	BHP Billiton Finance USA, Ltd., 6.75% (USSW5+509 bps), 10/19/75, Callable 10/20/25 @ 100(a)	502,740
200,000	First Quantum Minerals, Ltd., 7.25%, 5/15/22, Callable 5/6/19 @ 103.63^(a)	201,000

		911,740

Multi-Utilities (0.0%†):
243,000	InterGen NV, 7.00%, 6/30/23, Callable 5/6/19 @ 103.5(a)	218,396

Oil, Gas & Consumable Fuels (1.8%):
28,000	Canadian Natural Resources, Ltd., 5.85%, 2/1/35	31,464
362,000	Cenovus Energy, Inc., 4.25%, 4/15/27, Callable 1/15/27 @ 100^	356,569
135,000	Enbridge, Inc., 4.25%, 12/1/26, Callable 9/1/26 @ 100	139,965
230,000	LBC Tank Terminals Holding Netherlands BV, 6.88%, 5/15/23, Callable 5/6/19 @ 103.44^(a)	217,925
125,000	Meg Energy Corp., 7.00%, 3/31/24, Callable 5/6/19 @ 103.5^(a)	116,250
200,000	Petrobras Global Finance BV, 5.30%, 1/27/25	203,000
1,793,000	Petrobras Global Finance BV, 7.25%, 3/17/44	1,864,719
97,000	Petroleos Mexicanos, 6.00%, 3/5/20	99,244
1,169,000	Petroleos Mexicanos, 4.88%, 1/18/24^	1,155,670

See accompanying notes to the schedules of portfolio investments.

AZL Fidelity Institutional Asset Management Multi-Strategy Fund

Schedule of Portfolio Investments

March 31, 2019 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Yankee Dollars, continued
Oil, Gas & Consumable Fuels, continued
$ 694,000	Petroleos Mexicanos, 4.50%, 1/23/26^	$647,722
566,000	Petroleos Mexicanos, 6.50%, 3/13/27	569,670
696,000	Petroleos Mexicanos, 6.50%, 6/2/41	636,598
563,000	Petroleos Mexicanos, 5.50%, 6/27/44	462,954
673,000	Petroleos Mexicanos, 5.63%, 1/23/46	563,017
2,228,000	Petroleos Mexicanos, 6.75%, 9/21/47	2,074,254
130,000	Teine Energy, Ltd., 6.88%, 9/30/22, Callable 5/6/19 @ 103.44(a)	131,300

		9,270,321

Pharmaceuticals (0.5%):
1,050,000	Actavis Funding SCS, 3.45%, 3/15/22, Callable 1/15/22 @ 100	1,058,668
123,000	Mylan NV, 2.50%, 6/7/19	122,918
459,000	Mylan NV, 3.15%, 6/15/21, Callable 5/15/21 @ 100	456,236
226,000	Mylan NV, 3.95%, 6/15/26, Callable 3/15/26 @ 100^	215,547
324,000	Teva Pharmaceuticals Industries, Ltd., 2.20%, 7/21/21	308,623
127,000	Teva Pharmaceuticals Industries, Ltd., 2.80%, 7/21/23	113,498
58,000	Valeant Pharmaceuticals International, Inc., 5.50%, 3/1/23, Callable 5/6/19 @ 101.38(a)	58,290
265,000	Valeant Pharmaceuticals International, Inc., 7.00%, 3/15/24, Callable 3/15/20 @ 103.5(a)	279,575
195,000	VRX Escrow Corp., 6.13%, 4/15/25, Callable 4/15/20 @ 103.06^(a)	193,050

		2,806,405

Software (0.0%†):
225,000	Open Text Corp., 5.88%, 6/1/26, Callable 6/1/21 @ 102.94(a)	235,125

Sovereign Bond (0.4%):
900,000	Dominican Republic, 5.50%, 1/27/25(a)	922,500
150,000	Dominican Republic, 6.00%, 7/19/28^(a)	157,588
1,000,000	Republic of Argentina, 5.88%, 1/11/28^	765,000
680,000	Republic of Turkey, 7.25%, 12/23/23	683,395

		2,528,483

Thrifts & Mortgage Finance (0.0%†):
200,000	Corp. Nacional del Cobre, 3.63%, 8/1/27, Callable 5/1/27 @ 100(a)	199,873
200,000	Corp. Nacional del Cobre, 4.50%, 8/1/47, Callable 2/1/47 @ 100(a)	206,572

		406,445

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Yankee Dollars, continued
Tobacco (0.2%):
$ 462,000	Imperial Tobacco Finance, 3.75%, 7/21/22, Callable 5/21/22 @ 100(a)	$467,046
700,000	Imperial Tobacco Finance, 4.25%, 7/21/25, Callable 4/21/25 @ 100(a)	712,183

		1,179,229

Trading Companies & Distributors (0.6%):
152,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 4.45%, 12/16/21, Callable 11/16/21 @ 100	155,990
320,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 4.88%, 1/16/24, Callable 12/16/23 @ 100	332,800
163,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 4.45%, 4/3/26, Callable 2/3/26 @ 100	163,408
900,000	AerCap Ireland Capital, Ltd./AerCap Global Aviation Trust, 5.00%, 10/1/21	934,875
1,450,000	AerCap Ireland Capital, Ltd./AerCap Global Aviation Trust, 4.63%, 7/1/22	1,497,125
100,000	Fly Leasing, Ltd., 6.38%, 10/15/21, Callable 5/6/19 @ 103.19	101,250
270,000	Fly Leasing, Ltd., 5.25%, 10/15/24, Callable 10/15/20 @ 102.63	259,200

		3,444,648

Wireless Telecommunication Services (0.2%):
330,000	Empresa Nacional del Pet, 4.38%, 10/30/24(a)	341,138
270,000	Millicom International Cellular SA, 6.63%, 10/15/26, Callable 10/15/21 @ 104.97(a)	282,825
500,000	Millicom International Cellular SA, 6.25%, 3/25/29, Callable 3/25/24 @ 103.13(a)	508,750

		1,132,713

Total Yankee Dollars (Cost $43,261,303)		43,052,173

Municipal Bonds (0.9%):
California (0.3%):
1,150,000	California State, Build America Bonds, GO, 7.50%, 4/1/34	1,712,791

Illinois (0.6%):
3,465,000	Chicago Illinois, Taxable Project, Build America Bonds, GO, Series B, 5.43%, 1/1/42	3,397,471

Total Municipal Bonds (Cost $5,010,003)		5,110,262

U.S. Government Agency Mortgages (14.6%):
Federal National Mortgage Association (7.4%)
349,926	3.00%, 9/1/32, Pool #BM5110	352,997
98,800	3.00%, 12/1/32, Pool #BM5345	99,667
986,321	3.00%, 2/1/33, Pool #MA3283	994,992
1,172,966	3.00%, 2/1/33, Pool #BM5108	1,183,272
588,249	3.00%, 3/1/33, Pool #MA3312	593,423
684,849	3.00%, 4/1/33, Pool #MA3339	690,853
391,416	3.00%, 6/1/33, Pool #BK5734	394,867

See accompanying notes to the schedules of portfolio investments.

AZL Fidelity Institutional Asset Management Multi-Strategy Fund

Schedule of Portfolio Investments

March 31, 2019 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
U.S. Government Agency Mortgages, continued
Federal National Mortgage Association, continued
$ 133,757	3.50%, 8/1/33, Pool #AL4227	$135,560
367,731	3.50%, 8/1/33, Pool #MA3438	376,126
304,314	3.50%, 10/1/33, Pool #MA3489	311,266
1,401,080	3.00%, 11/1/33, Pool #BM5111	1,414,782
87,135	3.50%, 1/1/34, Pool #BM5288	89,121
300,000	2.50%, 5/25/34, TBA	297,996
1,200,000	3.00%, 5/25/34, TBA	1,210,078
739,023	6.00%, 5/1/36, Pool #745512	797,773
336,315	6.00%, 7/1/39, Pool #BF0030	370,986
41,760	3.50%, 12/1/40, Pool #AH1556	42,713
18,649	3.50%, 6/1/42, Pool #AO6387	18,902
452,624	3.00%, 10/1/42, Pool #AB6509	453,710
711,682	3.00%, 10/1/42, Pool #AB6504	708,316
1,745,048	3.50%, 11/1/42, Pool #AL2866	1,777,372
38,805	3.50%, 11/1/42, Pool #MA1236	39,523
768,941	3.00%, 11/1/42, Pool #AB6976	770,773
302,527	3.00%, 12/1/42, Pool #AB7282	303,252
1,355,465	3.00%, 1/1/43, Pool #AB7586	1,358,706
351,865	3.00%, 2/1/43, Pool #AT0223	352,706
19,958	3.50%, 3/1/43, Pool #AR4461	20,377
18,486	3.50%, 3/1/43, Pool #AB8733	18,874
56,598	3.50%, 7/1/43, Pool #AT8975	57,785
85,573	4.00%, 10/1/43, Pool #BM1167	88,861
75,858	3.50%, 11/1/43, Pool #AL9612	77,261
838,517	4.50%, 3/1/44, Pool #AV0957	883,529
976,474	4.50%, 7/1/44, Pool #AS3062	1,029,061
348,652	4.50%, 10/1/44, Pool #AV8856	367,436
387,106	4.50%, 12/1/44, Pool #AS4176	407,758
116,285	3.50%, 2/1/45, Pool #BM1014	118,436
152,148	4.00%, 5/1/45, Pool #AZ1207	156,858
268,016	4.00%, 6/1/45, Pool #AY8126	276,475
454,012	4.00%, 6/1/45, Pool #AY8096	468,264
694,408	3.50%, 7/1/45, Pool #AZ0814	706,550
468,837	3.50%, 8/1/45, Pool #AY8424	477,039
544,602	4.50%, 12/1/45, Pool #BA6997	570,675
84,903	4.00%, 12/1/45, Pool #AS6352	87,427
35,921	4.50%, 1/1/46, Pool #AY3890	37,570
288,549	4.00%, 2/1/46, Pool #BC1578	299,034
38,013	4.00%, 2/1/46, Pool #BC2310	39,430
303,223	3.50%, 3/1/46, Pool #BM4621	309,933
11,810	4.50%, 3/1/46, Pool #BC0287	12,373
627,661	4.00%, 4/1/46, Pool #AL8468	649,889
77,753	4.00%, 4/1/46, Pool #AS7024	80,111
226,842	4.00%, 5/1/46, Pool #BC0909	236,613
25,608	4.00%, 5/1/46, Pool #BD0975	26,712
146,892	4.50%, 6/1/46, Pool #BD1238	153,501
583,879	4.00%, 6/1/46, Pool #AL9282	605,141
19,000	4.00%, 6/1/46, Pool #BD3862	19,818
609,731	3.50%, 7/1/46, Pool #AL9515	619,893
25,434	4.00%, 7/1/46, Pool #BD3861	26,530
225,331	4.00%, 7/1/46, Pool #BC1443	235,028
436,107	3.50%, 7/1/46, Pool #BC6149	443,346
29,120	3.50%, 8/1/46, Pool #BD5247	29,650
233,139	4.00%, 8/1/46, Pool #BC1497	243,169
17,288	3.50%, 9/1/46, Pool #BD0711	17,553
917,048	3.00%, 9/1/46, Pool #AS7844	914,531
98,790	4.00%, 9/1/46, Pool #BD1489	101,758
46,829	3.50%, 9/1/46, Pool #BD7792	47,684
242,479	4.00%, 9/1/46, Pool #BC2843	252,937
530,015	3.00%, 10/1/46, Pool #AL9397	528,560

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
U.S. Government Agency Mortgages, continued
Federal National Mortgage Association, continued
$ 203,199	4.00%, 10/1/46, Pool #BC4754	$211,948
1,752,929	3.50%, 10/1/46, Pool #BC4760	1,784,871
35,478	4.00%, 10/1/46, Pool #BD7599	36,549
312,428	3.50%, 10/1/46, Pool #AL9285	316,697
67,847	4.50%, 10/1/46, Pool #BE1671	70,898
262,217	3.00%, 11/1/46, Pool #BM3627	262,844
741,101	3.00%, 11/1/46, Pool #MA2806	739,588
73,839	4.50%, 11/1/46, Pool #BE2386	77,588
632,489	3.50%, 12/1/46, Pool #BC9077	643,005
15,757	4.50%, 12/1/46, Pool #BC9079	16,550
1,050,854	3.50%, 12/1/46, Pool #BD8504	1,070,020
317,353	3.00%, 12/1/46, Pool #BE0757	316,488
143,436	4.50%, 12/1/46, Pool #BE4488	150,722
40,825	3.50%, 12/1/46, Pool #BE5877	41,569
91,268	4.50%, 1/1/47, Pool #BE6506	95,904
26,407	3.50%, 1/1/47, Pool #BE7834	26,889
479,727	3.50%, 1/1/47, Pool #BE1526	487,703
376,428	3.50%, 1/1/47, Pool #AL9776	382,688
115,373	4.50%, 1/1/47, Pool #BE7087	120,568
126,657	4.50%, 2/1/47, Pool #BE8498	132,485
893,807	4.00%, 2/1/47, Pool #AL9779	928,115
138,826	4.00%, 5/1/47, Pool #BM1277	143,773
39,982	4.50%, 6/1/47, Pool #BH0561	41,771
24,201	4.50%, 6/1/47, Pool #BE9387	25,431
1,376,229	4.00%, 6/1/47, Pool #BE3702	1,418,921
138,615	4.50%, 6/1/47, Pool #BE3663	145,624
20,670	4.00%, 6/1/47, Pool #BH4269	21,345
724,069	3.50%, 7/1/47, Pool #BM3041	736,119
241,413	4.00%, 7/1/47, Pool #BE9653	248,314
122,526	4.50%, 7/1/47, Pool #BE3749	128,226
91,656	4.00%, 7/1/47, Pool #AS9968	94,925
1,956,321	4.00%, 10/1/47, Pool #BH4095	2,016,072
393,249	3.50%, 12/1/47, Pool #CA0854	400,421
22,241	4.00%, 12/1/47, Pool #BJ4279	22,936
23,318	4.00%, 12/1/47, Pool #BJ2132	24,151
23,042	4.00%, 2/1/48, Pool #CA1199	23,814
24,593	4.00%, 3/1/48, Pool #BK3214	25,421
24,576	4.00%, 3/1/48, Pool #BK1867	25,354
23,383	4.00%, 4/1/48, Pool #BK2485	24,167
31,312	4.00%, 4/1/48, Pool #CA1545	32,301
165,497	4.00%, 4/1/48, Pool #BM3700	171,397
21,194	4.00%, 4/1/48, Pool #BK4838	21,851
30,416	4.00%, 4/1/48, Pool #BK3836	31,436
125,902	4.50%, 4/1/48, Pool #BJ5454	131,770
647,745	4.00%, 4/1/48, Pool #BJ9939	666,302
21,942	4.00%, 4/1/48, Pool #BJ8805	22,627
86,197	4.00%, 5/1/48, Pool #BM3877	89,087
24,603	4.00%, 5/1/48, Pool #BK2527	25,429
38,078	4.50%, 5/1/48, Pool #BJ5507	39,831
190,252	4.50%, 10/25/48, Pool #BM4548	200,095
200,000	4.50%, 5/25/49, TBA	208,234

		42,003,996

Government National Mortgage Association (4.2%)
51,119	4.00%, 10/20/40, Pool #G24833	53,219
149,377	4.00%, 1/20/41, Pool #4922	155,597
143,536	4.00%, 8/15/41, Pool #430354	148,936
1,615,629	4.00%, 1/20/42, Pool #5280	1,680,501
26,301	4.00%, 11/20/42, Pool #AB9233	27,191
199,459	4.00%, 11/20/42, Pool #MA0535	207,611
388,638	3.00%, 12/20/42, Pool #AA5872	390,591
3,444,877	3.50%, 1/20/43, Pool #MA0699	3,553,046

See accompanying notes to the schedules of portfolio investments.

AZL Fidelity Institutional Asset Management Multi-Strategy Fund

Schedule of Portfolio Investments

March 31, 2019 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
U.S. Government Agency Mortgages, continued
Government National Mortgage Association, continued
$ 58,764	3.50%, 3/20/43, Pool #AD8884	$60,676
250,378	3.00%, 3/20/43, Pool #AA6146	253,366
106,201	3.00%, 3/20/43, Pool #AD8812	106,630
22,727	3.50%, 4/20/43, Pool #AB9891	23,465
61,830	3.50%, 4/20/43, Pool #AD9075	63,354
197,532	4.00%, 5/20/46, Pool #MA3664	205,066
249,920	3.50%, 5/20/46, Pool #MA3663	255,796
337,364	3.50%, 6/20/46, Pool #MA3736	345,298
578,863	3.00%, 7/20/46, Pool #MA3802	582,090
86,786	3.50%, 7/20/46, Pool #MA3803	88,737
793,678	3.00%, 9/20/46, Pool #MA3936	798,636
159,351	3.00%, 11/20/46, Pool #MA4068	160,239
996,411	3.00%, 12/20/46, Pool #MA4126	1,002,635
297,874	4.00%, 1/15/47, Pool #AX5857	307,750
299,011	4.00%, 1/15/47, Pool #AX5831	308,881
2,039,489	3.00%, 1/20/47, Pool #MA4195	2,049,917
242,771	3.00%, 2/20/47, Pool #MA4261	244,012
525,000	2.50%, 4/20/47, TBA	513,680
185,921	4.00%, 4/20/47, Pool #784303	192,485
210,357	4.00%, 4/20/47, Pool #784304	217,769
151,498	4.00%, 5/20/47, Pool #MA4452	156,531
161,044	4.00%, 7/20/47, Pool #MA4587	166,457
46,414	3.50%, 7/20/47, Pool #MA4586	47,439
4,422,183	3.50%, 9/20/47, Pool #MA4719	4,521,113
370,854	3.50%, 1/20/48, Pool #MA4962	379,267
440,000	3.00%, 2/20/48, Pool #MA5018	441,918
93,829	4.00%, 4/20/48, Pool #BG3507	96,914
64,559	4.00%, 4/20/48, Pool #BG7744	66,683
2,550,000	4.50%, 4/20/48, TBA	2,647,617
50,000	4.00%, 4/20/49, TBA	51,625
125,000	3.00%, 4/20/49, TBA	125,488

		22,698,226

Federal Home Loan Mortgage Corporation (3.0%)
459,512	3.50%, 3/1/32, Pool #C91403	472,245
1,219,385	3.50%, 7/1/32, Pool #C91467	1,253,205
500,000	3.00%, 4/1/33, Pool #G18684	504,776
150,000	3.00%, 5/1/33, Pool #G16550	151,436
1,163,756	4.00%, 5/1/37, Pool #C91938	1,215,040
370,510	5.00%, 2/1/38, Pool #G60365	395,942
484,649	4.00%, 11/1/40, Pool #A95150	503,637
490,803	3.50%, 1/1/44, Pool #G60271	502,149
984,098	3.50%, 1/1/44, Pool #G07922	1,008,991
168,248	4.00%, 2/1/45, Pool #G07949	174,818
151,044	3.50%, 11/1/45, Pool #Q37467	154,305
44,490	4.00%, 4/1/46, Pool #V82292	46,130
16,994	4.00%, 4/1/46, Pool #Q39975	17,623
290,964	3.50%, 9/1/46, Pool #Q43257	295,703
18,630	4.50%, 12/1/46, Pool #Q45028	19,565
437,037	3.00%, 12/1/46, Pool #G60989	435,924
4,212,018	3.00%, 1/1/47, Pool #G61826	4,198,656
17,753	4.50%, 1/1/47, Pool #Q45635	18,643
43,453	4.50%, 2/1/47, Pool #Q46222	45,639
39,638	4.50%, 5/1/47, Pool #Q47942	41,690
85,448	4.50%, 5/1/47, Pool #Q48095	89,745
99,897	4.50%, 5/1/47, Pool #Q47935	105,069
107,714	4.50%, 6/1/47, Pool #Q48759	113,361
781,468	4.00%, 6/1/47, Pool #Q48877	812,116
666,773	4.00%, 6/1/47, Pool #G08767	686,524
81,263	4.50%, 7/1/47, Pool #Q49393	85,516
898,030	4.00%, 7/1/47, Pool #G08771	925,463
453,386	3.50%, 11/1/47, Pool #Q52086	461,173
317,195	4.00%, 12/1/47, Pool #G61305	327,762
188,401	4.50%, 12/1/47, Pool #Q53017	197,220
75,764	4.00%, 1/1/48, Pool #V83906	78,070
25,995	4.50%, 1/1/48, Pool #Q53730	27,212
69,158	4.00%, 2/1/48, Pool #V83994	71,531
21,173	4.00%, 2/1/48, Pool #Q54499	21,958
86,957	4.00%, 2/1/48, Pool #G61343	90,083
188,402	4.50%, 4/1/48, Pool #Q55724	197,403
130,238	4.50%, 4/1/48, Pool #Q55500	136,700
159,626	4.50%, 4/1/48, Pool #Q55660	168,003
281,067	4.50%, 5/1/48, Pool #Q55839	294,992
416,067	4.00%, 5/1/48, Pool #Q55992	429,917
499,902	4.00%, 6/1/48, Pool #G67713	518,746
159,348	4.00%, 7/1/48, Pool #Q59935	164,744

		17,459,425

Total U.S. Government Agency Mortgages (Cost $82,181,987)		82,161,647

U.S. Treasury Obligations (12.8%):
U.S. Treasury Inflation Index Bonds (0.5%)
2,594,123	0.75%, 2/15/45^	2,491,309
451,461	1.00%, 2/15/46	459,881

		2,951,190

U.S. Treasury Bonds (2.4%)
747,000	2.75%, 11/15/47	736,495
12,654,000	3.00%, 2/15/49^	13,110,731

		13,847,226

U.S. Treasury Notes (8.1%)
6,789,000	2.88%, 11/15/21	6,895,078
4,686,000	2.00%, 12/31/21	4,657,444
1,431,000	1.75%, 6/30/22	1,409,535
20,356,000	1.88%, 7/31/22	20,117,454
4,900,000	2.50%, 1/31/24^	4,956,656
2,961,000	2.13%, 3/31/24	2,944,345
855,000	2.13%, 7/31/24^	848,855
3,040,000	3.13%, 11/15/28	3,225,250

		45,054,617

U.S. Treasury Inflation Index Notes (1.7%)
1,785,286	0.25%, 1/15/25	1,766,137
5,044,291	0.63%, 1/15/26	5,100,540
2,761,605	0.13%, 7/15/26^	2,700,080

		9,566,757

U.S. Treasury Bills (0.1%)
500,000	2.39%, 9/12/19	494,590

Total U.S. Treasury Obligations (Cost $71,797,285)		71,914,380

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Short-Term Securities Held as Collateral for Securities on Loan (13.2%)(c)
Floating Rate Notes (8.4%)
$ 700,301	Apple Inc, 2.70%, 5/6/19	$700,229
803,074	Australia & New Zealand Banking, 2.63%, 4/15/19	803,000
597,084	Australia & New Zealand Banking, 2.64%, 8/23/19	597,000
616,198	Banco Santander SA, 2.79%, 5/23/19	616,000
500,177	Bank of America Corp, 2.73%, 7/19/19	500,000
709,957	Bank of Montreal, 2.60%, 8/26/19	710,000
820,132	Bank of Nova Scotia, 2.81%, 5/16/19	820,000
468,077	Bank of Nova Scotia, 2.81%, 5/17/19	468,000
1,085,216	BNP Paribas, 2.76%, 6/4/19	1,085,000
856,245	BNP Paribas, 2.88%, 4/22/19	856,000
900,139	Commonwealth Bank of Australia, 2.71%, 6/7/19	900,000
795,075	Commonwealth Bank of Australia, 2.84%, 5/3/19	795,000
795,075	Commonwealth Bank of Australia, 2.84%, 5/3/19	795,000
699,997	Cooperatieve Rabobank UA, 2.69%, 2/21/20	700,000
800,069	Credit Agricole Groupe, 2.74%, 4/23/19	800,000
600,089	Credit Agricole Groupe, 2.77%, 5/2/19	600,000
408,049	Credit Agricole Groupe, 2.79%, 7/24/19	408,000
600,071	Credit Suisse Group AG, 2.70%, 6/28/19	600,000
800,052	DNB Bank ASA, 2.86%, 4/24/19	800,000
581,137	DNB Bank ASA, 2.81%, 1/23/20	581,000
861,254	Groupe BPCE, 2.77%, 5/2/19	861,000
837,331	Groupe BPCE, 2.91%, 1/24/20	837,000
700,799	Groupe BPCE, 3.01%, 1/10/20	700,000
700,380	Groupe Credit Mutuel, 2.80%, 6/4/19	700,000
700,284	HSBC Holdings plc, 2.76%, 5/22/19	700,000
427,085	HSBC Holdings plc, 2.88%, 5/10/19	427,000
742,071	JPMorgan Chase & Co, 2.68%, 4/12/19	742,000
699,996	JPMorgan Chase & Co, 2.72%, 2/25/20	700,000
864,365	Lloyds Banking Group plc, 2.71%, 8/9/19	864,000
821,276	Lloyds Banking Group plc, 2.77%, 5/8/19	821,000
707,139	Lloyds Banking Group plc, 2.88%, 7/15/19	707,000
600,347	Mitsubishi UFJ Financial Group, 2.80%, 6/11/19	600,000
800,126	Mizuho Financial Group Inc, 2.78%, 5/2/19	800,000
600,210	Mizuho Financial Group Inc, 2.75%, 5/10/19	600,017
700,067	National Australia Bank Ltd, 2.80%, 5/10/19	700,000
700,221	National Bank of Canada, 2.75%, 5/7/19	700,000
699,981	National Bank of Canada, 2.60%, 8/27/19	700,000
635,062	Nordea Bank ABP, 2.71%, 5/21/19	635,000
800,051	Oversea-Chinese Banking Corp Ltd, 2.53%, 4/8/19	800,019
921,446	Royal Bank of Canada, 2.81%, 5/23/19	921,000
850,338	Royal Bank of Canada, 2.78%, 8/15/19	850,000
700,082	Skandinaviska Enskilda Banken Ab (Seb), 2.68%, 6/6/19	700,000
628,098	Skandinaviska Enskilda Banken Ab (Seb), 2.84%, 1/23/20	628,000
489,019	Skandinaviska Enskilda Banken Ab (Seb), 2.65%, 4/12/19	489,000
882,090	Societe Generale, 2.79%, 5/9/19	882,000
600,027	Societe Generale, 2.67%, 4/12/19	600,000
495,097	State Street Corp, 2.74%, 4/22/19	495,000
800,151	Sumitomo Mitsui Financial Gr, 2.78%, 5/8/19	800,000
700,036	Sumitomo Mitsui Financial Gr, 2.90%, 4/12/19	700,000
787,041	Sumitomo Mitsui Trust Holdings, Inc, 2.90%, 4/12/19	787,000
700,046	Sumitomo Mitsui Trust Holdings, Inc, 2.68%, 4/15/19	700,000
500,038	Sumitomo Mitsui Trust Holdings, Inc, 2.74%, 4/18/19	500,000
830,461	Svenska Handelsbanken AB, 2.86%, 1/22/20	830,000
674,254	Svenska Handelsbanken AB, 2.68%, 8/22/19	674,000
500,011	Swedbank AB, 2.62%, 8/26/19	500,000
800,716	Toyota Motor Corp, 2.77%, 11/14/19	800,307
700,009	Toyota Motor Corp, 2.74%, 5/15/19	700,000
839,289	UBS Group AG, 2.87%, 8/9/19	839,000
701,647	UBS Group AG, 2.72%, 3/2/20	702,084
800,270	US Bancorp, 2.75%, 7/23/19	800,000
900,909	Wells Fargo & Co, 2.81%, 10/23/19	900,000
892,000	Wells Fargo & Co, 2.70%, 3/20/20	892,000
500,562	Wells Fargo & Co, 2.92%, 10/17/19	500,000
784,720	Westpac Banking Corp, 2.79%, 10/31/19	784,000
700,084	Westpac Banking Corp, 2.74%, 5/24/19	700,010
599,998	Westpac Banking Corp, 2.67%, 2/21/20	600,000

		47,001,666

See accompanying notes to the schedules of portfolio investments.

AZL Fidelity Institutional Asset Management Multi-Strategy Fund

Schedule of Portfolio Investments

March 31, 2019 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Miscellaneous Investments (4.8%):
$ 27,461,108	Short-Term Investments(d)	$27,461,108

Total Short-Term Securities Held as Collateral for Securities on Loan (Cost $74,462,774)		74,462,774

Unaffiliated Investment Company (2.9%):
16,423,069	Dreyfus Treasury Securities Cash Management Fund, Institutional Shares, 2.27%(e)	16,423,069

Total Unaffiliated Investment Company (Cost $16,423,069)		16,423,069

Total Investment Securities (Cost $612,430,349) - 114.3%		642,873,398
Net other assets (liabilities) - (14.3)%		(80,761,664)

Net Assets - 100.0%		$562,111,734

Percentages indicated are based on net assets as of March 31, 2019.

GO	-	General Obligation
H15T5Y	-	5 Year Treasury Constant Maturity Rate
LIBOR	-	London Interbank Offered Rate
LIBOR01M	-	1 Month US Dollar LIBOR
MTN	-	Medium Term Note
TBA	-	To Be Announced Security
US0003M	-	3 Month US Dollar LIBOR
USSW5	-	USD 5 Year Swap Rate

*	Non-income producing security.
^	This security or a partial position of this security was on loan as of March 31, 2019. The total value of securities on loan as of March 31, 2019, was $72,078,888.
+	The principal amount is disclosed in local currency and the fair value is disclosed in U.S. Dollars.
(a)

Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors. The sub-adviser has deemed these securities to be liquid based on procedures approved by the Board of Trustees.

(b)

The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate presented is the rate in effect at March 31, 2019.

(c)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before March 31, 2019.
(d)

Represents various short-term investments Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before March 31, 2019.

(e)	The rate represents the effective yield at March 31, 2019.
†	Represents less than 0.05%.

See accompanying notes to the schedules of portfolio investments.

AZL Fidelity Institutional Asset Management Multi-Strategy Fund

Schedule of Portfolio Investments

March 31, 2019 (Unaudited)

Securities Sold Short (-0.1%):

At March 31, 2019, the Fund’s securities sold short were as follows.

Security Description	Coupon Rate	Maturity Date	Par Amount	Proceeds Received	Fair Value	Unrealized Appreciation/ (Depreciation)
U.S. Government Agency Mortgages
Federal National Mortgage Association
Federal National Mortgage Association, TBA	3.50%	4/25/34	$(159,126)	$(162,681)	$(162,756)	$(75)
Federal National Mortgage Association, TBA	3.50%	4/25/49	(475,000)	(482,088)	(481,383)	705
Government National Mortgage Association
Government National Mortgage Association, TBA	3.50%	4/20/49	(25,000)	(25,589)	(25,539)	50

				$(670,358)	$(669,678)	$680

Futures Contracts

At March 31, 2019, the Fund’s futures contracts were as follows:

Long Futures

Description	Expiration Date	Number of Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P 500 Index E-Mini June Futures (U.S. Dollar)	6/21/19	45	$6,385,050	$95,528

				$95,528

See accompanying notes to the schedules of portfolio investments.

AZL Fidelity Institutional Asset Management Total Bond Fund

Schedule of Portfolio Investments

March 31, 2019 (Unaudited)

Shares		Fair Value
Common Stock(0.0%†):
Oil, Gas & Consumable Fuels (0.0%†):
10	Midstates Petroleum Co., Inc.*	$98

Total Common Stock (Cost $–)		98

Warrant(0.0%†):
Oil, Gas & Consumable Fuels (0.0%†):
3,841	Midstates Petroleum Co., Inc., 4/21/20	38

Total Warrant (Cost $8,435)		38

Principal Amount		Fair Value
Asset Backed Securities (1.6%):
2,309,624	Aaset Trust, Class A, Series 2017-1A, 3.97%, 5/16/42(b)	2,303,991
388,918	Aaset Trust, Class A, Series 2018-1A, 3.84%, 1/16/38(b)	388,562
182,292	Blackbird Capital Aircraft, Class AA, Series 2016-1A, 2.49%, 12/16/41, Callable 12/15/24 @ 100(b)(c)	177,673
701,177	Blackbird Capital Aircraft, Class A, Series 2016-1A, 4.21%, 12/16/41, Callable 12/15/24 @ 100(b)(c)	713,569
573,670	Castlelake Aircraft Securitization Trust, Class A, Series 2018-1A, 4.13%, 6/15/43(b)	574,430
11,130	Countrywide Asset-Backed Certificates Trust, Class AF5, Series 2004-7, 4.77%, 1/25/35, Callable 4/25/19 @ 100(c)	11,149
336,738	DB Master Finance LLC, Class A2I, Series 2017-1A, 3.63%, 11/20/47, Callable 11/20/21 @ 100(b)	336,050
565,838	DB Master Finance LLC, Class A2II, Series 2017-1A, 4.03%, 11/20/47, Callable 11/20/23 @ 100(b)	565,705
604,000	Dryden Senior Loan Fund, Class AR2, Series 2014-36A(US0003M+128bps), 4/15/29(b)	604,000
251,077	Horizon Aircraft Finance I, Ltd., Class A, Series 2018-1, 4.46%, 12/15/38(b)	255,857
461,000	Magnetite XXI, Ltd., Class A, Series 2019-21A, 3.91%(US0003M+128bps), 4/20/30, Callable 4/20/20 @ 100(b)	460,554
511,707	Thunderbolt Aircraft Lease, Ltd., Class A, Series 2017-A, 4.21%, 5/17/32, Callable 4/15/24 @ 100(b)(c)	519,771
591,107	Thunderbolt II Aircraft Lease, Ltd., Class A, Series 2018-A, 4.15%, 9/15/38(b)(c)	600,146
509,000	Verde CLO, Ltd., Class A, Series 2019-1A(US0003M+135bps), 4/15/32(b)	508,715

Total Asset Backed Securities (Cost $7,996,636)		8,020,172

Collateralized Mortgage Obligations (2.7%):
871,000	Benchmark Mortgage Trust, Class A5, Series 2018-B8, 4.23%, 1/15/52	941,013
170,914	BX Commercial Mortgage Trust, Class F, Series 2018-IND, 4.28%(LIBOR01M+180bps), 11/15/35(b)	171,172

Principal Amount		Fair Value
Collateralized Mortgage Obligations, continued
$ 160,426	BX Trust, Class D, Series 2018-EXCL, 5.11%(LIBOR01M+263bps), 9/15/20(b)	$159,934
282,000	Citigroup Commercial Mortgage Trust, Class A4, Series 2018-C6, 4.41%, 11/10/51	307,662
232,000	CSAIL Commercial Mortgage Trust, Class A4, Series 2018-C14, 4.42%, 11/15/51	252,314
1,384,000	CSMC Trust, Class D, Series 2017-PFHP, 4.73%(LIBOR01M+225bps), 12/15/30(b)	1,386,422
309,000	CSMC Trust, Class A, Series 18, 4.28%, 4/15/36(b)	323,270
100,000	CSMC Trust, Class B, Series 18, 4.53%, 4/15/36(b)	104,593
100,000	CSMC Trust, Class C, Series 18, 4.78%, 4/15/36(b)	103,774
128,000	CSMC Trust, Class D, Series 18, 4.78%, 4/15/36(b)	129,663
2,000,000	GAHR Commercial Mortgage Trust, Class BFX, Series 2015-NRF, 3.38%, 12/15/34(b)(c)	1,992,360
390,000	GAHR Commercial Mortgage Trust, Class CFX, Series 2015-NRF, 3.38%, 12/15/34(b)	388,616
2,930,000	GAHR Commercial Mortgage Trust, Class DFX, Series 2015-NRF, 3.38%, 12/15/34(b)(c)	2,918,984
63,000	JPMorgan Chase Commercial Mortgage Securities Trust, Class CFX, Series 2018-WPT, 4.95%, 7/5/23(b)	66,195
97,000	JPMorgan Chase Commercial Mortgage Securities Trust, Class DFX, Series 2018-WPT, 5.35%, 7/5/23(b)	102,207
133,000	JPMorgan Chase Commercial Mortgage Securities Trust, Class EFX, Series 2018-WPT, 5.54%, 7/5/23(b)	139,074
872,000	Morgan Stanley Capital I Trust, Class A4, Series 2018-H4, 4.31%, 12/15/51	947,357
375,000	Morgan Stanley Capital I Trust, Class B, Series 2018-BOP, 3.73%(LIBOR01M+125bps), 6/15/35(b)	373,770
904,000	Morgan Stanley Capital I Trust, Class C, Series 2018-BOP, 3.98%(LIBOR01M+150bps), 6/15/35(b)	902,132
474,778	MSCG Trust, Class A, Series 2016-SNR, 3.35%, 11/15/34(b)(c)	467,566
199,750	MSCG Trust, Class B, Series 2016-SNR, 4.18%, 11/15/34(b)	197,840
140,250	MSCG Trust, Class C, Series 2016-SNR, 5.21%, 11/15/34(b)	140,380
401,000	RETL, Class C, Series 2019-RVP, 4.58%(LIBOR01M+210bps), 3/15/36(b)	401,112

See accompanying notes to the schedules of portfolio investments.

AZL Fidelity Institutional Asset Management Total Bond Fund

Schedule of Portfolio Investments

March 31, 2019 (Unaudited)

Principal Amount		Fair Value
Collateralized Mortgage Obligations, continued
$ 658,000	Wells Fargo Commercial Mortgage Trust, Class A5, Series 2018-C48, 4.30%, 1/15/52	$714,434

Total Collateralized Mortgage Obligations (Cost $13,551,059)		13,631,844

Corporate Bonds (34.4%):
Aerospace & Defense (0.3%):
365,000	BBA US Holdings, Inc., 5.38%, 5/1/26, Callable 5/1/21 @ 102.69(b)	375,950
315,000	BWX Technologies, Inc., 5.38%, 7/15/26, Callable 7/15/21 @ 102.69(b)	319,725
480,000	TransDigm, Inc., 6.50%, 7/15/24, Callable 7/15/19 @ 103.25^	493,200
365,000	TransDigm, Inc., 6.25%, 3/15/26, Callable 3/15/22 @ 103.13(b)	378,688

		1,567,563

Banks (3.0%):
656,000	Bank of America Corp., 4.20%, 8/26/24, MTN	675,966
612,000	Bank of America Corp., Series L, 3.95%, 4/21/25	623,727
128,000	Bank of America Corp., Series G, 4.45%, 3/3/26	133,382
690,000	Bank of America Corp., 3.50%, 4/19/26	695,841
593,000	Bank of America Corp., 4.25%, 10/22/26	608,650
811,000	Bank of America Corp., 3.42%(US0003M+104bps), 12/20/28, Callable 12/20/27 @ 100	792,117
250,000	Bank of America Corp., 6.10%(US0003M+390bps), 12/29/49, Callable 3/17/25 @ 100	264,063
75,000	Bank of America Corp., 6.25%(US0003M+371bps), 12/31/49, Callable 9/5/24 @ 100	79,406
360,000	Bank of America Corp., 5.20%(US0003M+314bps), 12/31/99, Callable 6/1/23 @ 100^	361,800
755,000	CIT Group, Inc., 6.13%, 3/9/28^	838,050
1,090,000	Citigroup, Inc., 4.05%, 7/30/22	1,122,937
1,642,000	Citigroup, Inc., 4.30%, 11/20/26	1,668,235
250,000	Citizens Bank NA/RI, 2.55%, 5/13/21, Callable 4/13/21 @ 100	247,828
290,000	Comstock Escrow Corp., 9.75%, 8/15/26, Callable 8/15/21 @ 107.31(b)	268,250
2,994,000	JPMorgan Chase & Co., 3.88%, 9/10/24	3,069,322
759,000	JPMorgan Chase & Co., 2.95%, 10/1/26, Callable 7/1/26 @ 100	741,291
1,109,000	JPMorgan Chase & Co., 4.13%, 12/15/26	1,141,497
400,000	JPMorgan Chase & Co., 4.45%(US0003M+133bps), 12/5/29, Callable 12/5/28 @ 100	425,804
500,000	Regions Bank, 6.45%, 6/26/37	611,838
260,000	Regions Financial Corp., 3.20%, 2/8/21, Callable 1/8/21 @ 100	261,779
470,000	Wells Fargo & Co., Series S, 5.90%(US0003M+311bps), 12/31/49, Callable 6/15/24 @ 100	478,813

		15,110,596

Principal Amount		Fair Value
Corporate Bonds, continued
Beverages (0.8%):
$ 1,402,000	Anheuser-Busch InBev Finance, Inc., 4.70%, 2/1/36, Callable 8/1/35 @ 100	$1,398,630
380,000	Anheuser-Busch InBev Worldwide, Inc., 5.45%, 1/23/39, Callable 7/23/38 @ 100	411,812
873,000	Anheuser-Busch InBev Worldwide, Inc., 5.55%, 1/23/49, Callable 7/23/48 @ 100	958,417
509,000	Anheuser-Busch InBev Worldwide, Inc., 4.75%, 4/15/58, Callable 10/15/57 @ 100	481,387
923,000	Anheuser-Busch InBev Worldwide, Inc., 5.80%, 1/23/59, Callable 7/23/58 @ 100	1,025,665

		4,275,911

Capital Markets (2.2%):
282,000	Affiliated Managers Group, Inc., 4.25%, 2/15/24	291,646
572,000	Affiliated Managers Group, Inc., 3.50%, 8/1/25	567,004
194,000	Goldman Sachs Group, Inc., 6.75%, 10/1/37	236,249
596,000	Goldman Sachs Group, Inc.(The), 2.88%(US0003M+82bps), 10/31/22, Callable 10/31/21 @ 100	590,316
230,000	IntercontinentalExchange, 2.75%, 12/1/20, Callable 11/1/20 @ 100	230,300
227,000	Moody’s Corp., 4.88%, 2/15/24, Callable 11/15/23 @ 100	242,588
781,000	Morgan Stanley, 4.88%, 11/1/22	823,697
7,000,000	Morgan Stanley, 3.74%(US0003M+85bps), 4/24/24, Callable 4/24/23 @ 100	7,124,705
569,000	Morgan Stanley, 5.00%, 11/24/25	609,957
359,000	Morgan Stanley, 4.43%(US0003M+163bps), 1/23/30, Callable 1/23/29 @ 100, MTN	377,989
220,000	MSCI, Inc., 4.75%, 8/1/26, Callable 8/1/21 @ 102.38(b)	221,650

		11,316,101

Chemicals (0.3%):
200,000	Chemours Co., 5.38%, 5/15/27, Callable 2/15/27 @ 100^	198,500
370,000	Platform Specialty Products Corp., 5.88%, 12/1/25, Callable 12/1/20 @ 102.94^(b)	370,463
465,000	TPC Group, Inc., 8.75%, 12/15/20, Callable 5/6/19 @ 100(b)	456,862
200,000	Valvoline, Inc., 4.38%, 8/15/25, Callable 8/15/20 @ 103.28^	191,500
300,000	W R Grace & Co., 5.63%, 10/1/24(b)	320,250

		1,537,575

Commercial Services & Supplies (0.2%):
280,000	ADT Corp., 4.88%, 7/15/32(b)	226,800
300,000	Aramark Services, Inc., 5.00%, 4/1/25, Callable 4/1/20 @ 103.75^(b)	306,750
300,000	Tempo Finance, Corp., 6.75%, 6/1/25, Callable 6/1/20 @ 103.38(b)	302,250

		835,800

See accompanying notes to the schedules of portfolio investments.

AZL Fidelity Institutional Asset Management Total Bond Fund

Schedule of Portfolio Investments

March 31, 2019 (Unaudited)

Principal Amount		Fair Value
Corporate Bonds, continued
Construction & Engineering (0.3%):
$ 375,000	AECOM, 5.88%, 10/15/24, Callable 7/15/24 @ 100	$395,625
405,000	AECOM, 5.13%, 3/15/27, Callable 12/15/26 @ 100	390,825
220,000	Brand Industrial Services, Inc., 8.50%, 7/15/25, Callable 7/15/20 @ 106.34(b)	197,450
20,000	Summit Midstream Holdings LLC, 5.50%, 8/15/22, Callable 5/6/19 @ 102.75	19,900
465,000	Summit Midstream Holdings LLC, 5.75%, 4/15/25, Callable 4/15/20 @ 104.31	438,844

		1,442,644

Consumer Finance (3.0%):
1,635,000	Ally Financial, Inc., 5.75%, 11/20/25, Callable 10/21/25 @ 100^	1,741,274
406,000	Capital One Financial Corp., 3.80%, 1/31/28, Callable 12/31/27 @ 100	400,216
797,000	Capital One NA, Series B, 2.95%, 7/23/21, Callable 6/23/21 @ 100	797,750
250,000	Discover Bank, 7.00%, 4/15/20	260,243
644,000	Discover Bank, Series B, 3.20%, 8/9/21, Callable 7/9/21 @ 100	646,649
250,000	Discover Bank, Series B, 4.68%(USSW5+173bps), 8/9/28, Callable 8/9/23 @ 100	252,411
1,000,000	Discover Financial Services, 5.20%, 4/27/22	1,058,166
383,000	Discover Financial Services, 4.50%, 1/30/26, Callable 11/30/25 @ 100	390,626
457,000	Discover Financial Services, 4.10%, 2/9/27, Callable 11/9/26 @ 100	455,951
1,493,000	Ford Motor Credit Co. LLC, 2.60%, 11/4/19	1,487,772
240,000	Ford Motor Credit Co. LLC, 5.09%, 1/7/21	244,430
496,000	Ford Motor Credit Co. LLC, 5.60%, 1/7/22^	510,126
504,000	Ford Motor Credit Co. LLC, 5.58%, 3/18/24, Callable 2/18/24 @ 100	510,059
500,000	General Motors Acceptance Corp., 8.00%, 11/1/31	621,250
572,000	General Motors Financial Co., 3.50%, 7/10/19^	572,160
747,000	General Motors Financial Co., 4.20%, 3/1/21, Callable 2/1/21 @ 100	757,486
210,000	Navient Corp., 6.63%, 7/26/21	219,188
30,000	Navient Corp., 7.25%, 1/25/22, MTN	31,838
275,000	Navient Corp., 6.50%, 6/15/22	286,688
50,000	Navient Corp., 5.50%, 1/25/23	50,125
575,000	Navient Corp., 7.25%, 9/25/23	610,219
65,000	Navient Corp., 6.13%, 3/25/24, MTN^	64,756
25,000	Navient Corp., 5.88%, 10/25/24^	24,156
175,000	Navient Corp., 6.75%, 6/15/26	168,000
290,000	Springleaf Finance Corp., 6.88%, 3/15/25	298,338
270,000	Springleaf Finance Corp., 7.13%, 3/15/26	273,713
415,000	Synchrony Bank, Series B, 3.65%, 5/24/21, Callable 4/24/21 @ 100	418,521
206,000	Synchrony Financial, 3.00%, 8/15/19, Callable 7/15/19 @ 100	205,999

Principal Amount		Fair Value
Corporate Bonds, continued
Consumer Finance, continued
$ 510,000	Synchrony Financial, 3.75%, 8/15/21, Callable 6/15/21 @ 100^	$514,508
184,000	Synchrony Financial, 4.38%, 3/19/24, Callable 2/19/24 @ 100	186,296
314,000	Synchrony Financial, 4.25%, 8/15/24, Callable 5/15/24 @ 100	315,895
663,000	Synchrony Financial, 3.95%, 12/1/27, Callable 9/1/27 @ 100	623,017
529,000	Synchrony Financial, 5.15%, 3/19/29, Callable 12/19/28 @ 100	536,290

		15,534,116

Containers & Packaging (0.2%):
125,000	Crown Americas LLC, 4.75%, 2/1/26, Callable 2/1/21 @ 103.56^	125,313
100,000	Crown Americas LLC, 4.25%, 9/30/26, Callable 3/31/26 @ 100^	96,500
80,000	Crown Cork & Seal Co., Inc., 7.38%, 12/15/26	89,200
300,000	Reynolds Group Issuer, Inc., 5.13%, 7/15/23, Callable 7/15/19 @ 102.56^(b)	304,125
160,000	Reynolds GRP Iss/Reynold, 7.00%, 7/15/24, Callable 7/15/19 @ 103.5^(b)	164,400
170,000	Silgan Holdings, Inc., 4.75%, 3/15/25, Callable 3/15/20 @ 102.38	167,025

		946,563

Diversified Consumer Services (0.4%):
200,000	APX Group, Inc., 8.75%, 12/1/20, Callable 5/6/19 @ 100	196,000
170,000	APX Group, Inc., 7.88%, 12/1/22, Callable 5/6/19 @ 103.94^	169,788
340,000	APX Group, Inc., 7.63%, 9/1/23, Callable 9/1/19 @ 105.72^	288,575
190,000	Ascend Learning LLC, 6.88%, 8/1/25, Callable 8/1/20 @ 103.44(b)	189,050
170,000	Ascend Learning LLC, 6.88%, 8/1/25, Callable 8/1/20 @ 103.44(b)	169,150
120,000	Frontdoor, Inc., 6.75%, 8/15/26, Callable 8/15/21 @ 105.06(b)	122,700
690,000	Laureate Education, Inc., 8.25%, 5/1/25, Callable 5/1/20 @ 106.19(b)	746,925

		1,882,188

Diversified Financial Services (0.5%):
91,000	AXA Equitable Holdings, Inc., 3.90%, 4/20/23, Callable 3/20/23 @ 100	93,059
250,000	Everest Acquisition Finance, Inc., 8.00%, 11/29/24, Callable 11/30/19 @ 106^(b)	138,750
140,000	Everest Acquisition Finance, Inc., 7.75%, 5/15/26, Callable 5/15/21 @ 105.81(b)	113,750
200,000	Flex Acquisition Co., Inc., 6.88%, 1/15/25, Callable 1/15/20 @ 103.44(b)	191,250
45,000	Flex Acquisition Co., Inc., 7.88%, 7/15/26, Callable 7/15/21 @ 103.94(b)	43,313
830,000	Level 3 Financing, Inc., 5.38%, 1/15/24, Callable 5/6/19 @ 102.69	845,563
300,000	Level 3 Financing, Inc., 5.38%, 5/1/25, Callable 5/1/20 @ 102.69	303,750

See accompanying notes to the schedules of portfolio investments.

AZL Fidelity Institutional Asset Management Total Bond Fund

Schedule of Portfolio Investments

March 31, 2019 (Unaudited)

Principal Amount		Fair Value
Corporate Bonds, continued
Diversified Financial Services, continued
$ 500,000	Peachtree Funding Trust, 3.98%, 2/15/25(b)	$503,866
285,000	Voya Financial, Inc., 3.13%, 7/15/24, Callable 5/15/24 @ 100^	280,624

		2,513,925

Diversified Telecommunication (0.1%):
325,000	Frontier Communications Corp., 8.00%, 4/1/27, Callable 4/1/22 @ 106(b)	335,563

Diversified Telecommunication Services (1.1%):
481,000	AT&T, Inc., 2.45%, 6/30/20, Callable 5/30/20 @ 100	479,154
867,000	AT&T, Inc., 3.60%, 2/17/23, Callable 12/17/22 @ 100	883,498
42,000	AT&T, Inc., 4.45%, 4/1/24, Callable 1/1/24 @ 100^	44,002
530,000	Frontier Communications Corp., 7.05%, 10/1/46	253,075
200,000	Qwest Corp., 7.25%, 9/15/25	214,036
1,116,000	Verizon Communications, Inc., 5.50%, 3/16/47	1,296,365
900,000	Verizon Communications, Inc., 5.01%, 4/15/49	983,286
889,000	Verizon Communications, Inc., 5.01%, 8/21/54	950,972
747,000	Zayo Group LLC/Zayo Capital, 6.38%, 5/15/25, Callable 5/15/20 @ 103.19^	750,735

		5,855,123

Electric Utilities (1.0%):
164,000	Emera US Finance LP, 2.15%, 6/15/19	163,858
163,000	Emera US Finance LP, 2.70%, 6/15/21, Callable 5/15/21 @ 100	161,492
260,000	Emera US Finance LP, 3.55%, 6/15/26, Callable 3/15/26 @ 100^	256,553
2,306,000	FirstEnergy, Inc., Series B, 4.25%, 3/15/23, Callable 12/15/22 @ 100^	2,405,254
763,000	IPALCO Enterprises, Inc., 3.45%, 7/15/20, Callable 6/15/20 @ 100	763,954
211,000	IPALCO Enterprises, Inc., 3.70%, 9/1/24, Callable 7/1/24 @ 100	212,055
175,000	NextEra Energy Operating Partners LP, 4.25%, 9/15/24, Callable 7/15/24 @ 100^(b)	173,688
255,266	NSG Holdings LLC/NSG Holdings, Inc., 7.75%, 12/15/25(b)	273,134
175,000	NV Energy, Inc., 6.25%, 11/15/20	184,162
600,000	Vistra Operations Co. LLC, 5.50%, 9/1/26, Callable 9/1/21 @ 102.75^(b)	624,000

		5,218,150

Electronic Equipment, Instruments & Components (0.1%):
380,000	TTM Technologies, Inc., 5.63%, 10/1/25, Callable 10/1/20 @ 102.81(b)	366,700

Energy Equipment & Services (0.1%):
115,000	Archrock Partners LP, 6.88%, 4/1/27, Callable 4/1/22 @ 105.16(b)	117,013
170,000	Nabors Industries, Inc., 5.50%, 1/15/23, Callable 11/15/22 @ 100^	162,349

Principal Amount		Fair Value
Corporate Bonds, continued
Energy Equipment & Services, continued
$ 160,000	Weatherford International LLC, 9.88%, 3/1/25, Callable 12/1/24 @ 100	$113,261

		392,623

Entertainment (0.1%):
390,000	Walt Disney Co. (The), 7.75%, 12/1/45(b)	635,817

Equity Real Estate Investment (0.0%†):
147,000	STORE Capital Corp., 4.63%, 3/15/29, Callable 12/15/28 @ 100	149,232

Equity Real Estate Investment Trusts (3.8%):
82,000	Alexandria Real Estate Equities, Inc., 2.75%, 1/15/20, Callable 12/15/19 @ 100	81,787
152,000	American Campus Communities, Inc., 3.75%, 4/15/23, Callable 1/15/23 @ 100	154,020
747,000	American Tower Corp., 2.80%, 6/1/20, Callable 5/1/20 @ 100	745,930
161,000	AvalonBay Communities, Inc., 3.63%, 10/1/20, Callable 7/1/20 @ 100^	162,594
328,000	Boston Properties LP, 4.50%, 12/1/28, Callable 9/1/28 @ 100	347,121
514,000	BPG Subsidiary, Inc., 3.88%, 8/15/22, Callable 6/15/22 @ 100	520,771
394,000	Brandywine Operating Partners LP, 4.10%, 10/1/24, Callable 7/1/24 @ 100	397,387
421,000	Brandywine Operating Partners LP, 3.95%, 11/15/27, Callable 8/15/27 @ 100	417,226
426,000	Brandywine Operating Partners LP, 4.55%, 10/1/29, Callable 7/1/29 @ 100	433,699
489,000	Brandywine Realty Trust, 3.95%, 2/15/23, Callable 11/15/22 @ 100	498,755
788,000	Brixmor Operating Partners LP, 3.25%, 9/15/23, Callable 7/15/23 @ 100^	778,185
134,000	Camden Property Trust, 2.95%, 12/15/22, Callable 9/15/22 @ 100^	134,060
381,000	Corporate Office Properties Trust, 3.70%, 6/15/21, Callable 4/15/21 @ 100	380,632
414,000	Corporate Office Properties Trust, 5.00%, 7/1/25, Callable 4/1/25 @ 100	430,977
205,000	Corrections Corp. of America, 5.00%, 10/15/22, Callable 7/15/22 @ 100	203,975
35,000	Corrections Corp. of America, 4.63%, 5/1/23, Callable 2/1/23 @ 100	33,294
350,000	DDR Corp., 4.63%, 7/15/22, Callable 4/15/22 @ 100^	356,801
491,000	Digital Realty Trust LP, 4.75%, 10/1/25, Callable 7/1/25 @ 100	520,399
458,000	Digital Realty Trust, Inc., 3.40%, 10/1/20, Callable 9/1/20 @ 100^	460,769
256,000	Duke Realty LP, 3.88%, 10/15/22, Callable 7/15/22 @ 100^	263,230
273,000	Duke Realty LP, 3.63%, 4/15/23, Callable 1/15/23 @ 100	277,414

See accompanying notes to the schedules of portfolio investments.

AZL Fidelity Institutional Asset Management Total Bond Fund

Schedule of Portfolio Investments

March 31, 2019 (Unaudited)

Principal Amount		Fair Value
Corporate Bonds, continued
Equity Real Estate Investment Trusts, continued
$ 146,000	Duke Realty LP, 3.75%, 12/1/24, Callable 9/1/24 @ 100	$148,724
747,000	Equinix, Inc., 5.75%, 1/1/25, Callable 1/1/20 @ 102.88^	775,013
70,000	Equity Commonwealth, 5.88%, 9/15/20, Callable 3/15/20 @ 100	71,392
500,000	Equity One, Inc., 3.75%, 11/15/22, Callable 8/15/22 @ 100	508,519
240,000	GLP Capital, LP/Finance II, Inc., 5.25%, 6/1/25, Callable 3/1/25 @ 100	251,100
1,000,000	Government Properties Income Trust, 3.75%, 8/15/19, Callable 7/15/19 @ 100	1,000,319
113,000	Hudson Pacific Properties LP, 4.65%, 4/1/29, Callable 1/1/29 @ 100^	114,802
135,000	Lexington Realty Trust, 4.40%, 6/15/24, Callable 3/15/24 @ 100	136,214
500,000	Mack-Cali Realty LP, 4.50%, 4/18/22, Callable 1/18/22 @ 100	489,886
401,000	Mack-Cali Realty LP, 3.15%, 5/15/23, Callable 2/15/23 @ 100	360,900
595,000	MGM Growth Properties Operating Partnership LP, 4.50%, 9/1/26, Callable 6/1/26 @ 100^	577,894
75,000	MGM Growth Properties Operating Partnership LP, 5.75%, 2/1/27, Callable 11/1/26 @ 100(b)	77,344
115,000	Mpt Oper Partnersp/FINL, 5.50%, 5/1/24, Callable 5/6/19 @ 102.75	117,875
300,000	MPT Operating Partnership LP/MPT Finance Corp., 5.25%, 8/1/26, Callable 8/1/21 @ 102.63	308,250
820,000	OMEGA Healthcare Investors, Inc., 4.38%, 8/1/23, Callable 6/1/23 @ 100	837,424
126,000	OMEGA Healthcare Investors, Inc., 4.95%, 4/1/24, Callable 1/1/24 @ 100^	129,780
281,000	OMEGA Healthcare Investors, Inc., 4.50%, 1/15/25, Callable 10/15/24 @ 100	284,513
785,000	OMEGA Healthcare Investors, Inc., 5.25%, 1/15/26, Callable 10/15/25 @ 100	820,324
2,431,000	OMEGA Healthcare Investors, Inc., 4.50%, 4/1/27, Callable 1/1/27 @ 100^	2,430,999
748,000	OMEGA Healthcare Investors, Inc., 4.75%, 1/15/28, Callable 10/15/27 @ 100^	761,090
70,000	Post Apartment Homes LP, 3.38%, 12/1/22, Callable 9/1/22 @ 100	70,475
68,000	Retail Opportunity Investments Corp., 5.00%, 12/15/23, Callable 9/15/23 @ 100	69,255
104,000	Retail Opportunity Investments Corp., 4.00%, 12/15/24, Callable 9/15/24 @ 100	100,619
161,000	Tanger Properties LP, 3.88%, 12/1/23, Callable 9/1/23 @ 100	161,200
411,000	Tanger Properties LP, 3.75%, 12/1/24, Callable 9/1/24 @ 100	404,295

Principal Amount		Fair Value
Corporate Bonds, continued
Equity Real Estate Investment Trusts, continued
$ 387,000	Tanger Properties LP, 3.13%, 9/1/26, Callable 6/1/26 @ 100	$358,294
118,000	Ventas Realty LP, 3.13%, 6/15/23, Callable 3/15/23 @ 100	117,998
199,000	Ventas Realty LP, 4.00%, 3/1/28, Callable 12/1/27 @ 100	201,471
67,000	Weingarten Realty Investors, 3.38%, 10/15/22, Callable 7/15/22 @ 100	67,130
814,000	WP Carey, Inc., 4.00%, 2/1/25, Callable 11/1/24 @ 100	820,093

		20,172,218

Food & Staples Retailing (0.1%):
100,000	US Foods, Inc., 5.88%, 6/15/24, Callable 6/15/19 @ 102.94(b)	102,000
405,000	Walgreens Boots Alliance, Inc., 3.30%, 11/18/21, Callable 9/18/21 @ 100	408,508

		510,508

Food Products (0.4%):
550,000	JBS USA Finance, Inc., 5.88%, 7/15/24, Callable 7/15/19 @ 102.94^(b)	565,125
1,000,000	JBS USA Finance, Inc., 5.75%, 6/15/25, Callable 6/15/20 @ 102.88^(b)	1,027,500
300,000	Post Holding, Inc., 5.00%, 8/15/26, Callable 8/15/21 @ 102.5(b)	291,750

		1,884,375

Health Care Equipment & Supplies (0.0%†):
190,000	Teleflex, Inc., 4.88%, 6/1/26, Callable 6/1/21 @ 102.44	193,325

Health Care Providers & Services (2.9%):
435,000	Community Health Systems, Inc., 5.13%, 8/1/21, Callable 5/6/19 @ 101.28^	427,388
620,000	Community Health Systems, Inc., 6.25%, 3/31/23, Callable 3/31/20 @ 103.13	583,575
185,000	Community Health Systems, Inc., 8.63%, 1/15/24, Callable 1/15/21 @ 104.31^(b)	185,000
140,000	Community Health Systems, Inc., 8.00%, 3/15/26, Callable 3/15/22 @ 104^(b)	134,050
400,000	CVS Health Corp., 3.70%, 3/9/23, Callable 2/9/23 @ 100	405,934
1,017,000	CVS Health Corp., 4.10%, 3/25/25, Callable 1/25/25 @ 100	1,042,228
1,181,000	CVS Health Corp., 4.30%, 3/25/28, Callable 12/25/27 @ 100	1,197,355
526,000	CVS Health Corp., 4.78%, 3/25/38, Callable 9/25/37 @ 100	518,232
773,000	CVS Health Corp., 5.05%, 3/25/48, Callable 9/25/47 @ 100	778,835
421,000	Halfmoon Parent, Inc., 3.75%, 7/15/23, Callable 6/15/23 @ 100(b)	431,641
204,000	Halfmoon Parent, Inc., 4.13%, 11/15/25, Callable 9/15/25 @ 100(b)	210,812
526,000	Halfmoon Parent, Inc., 4.38%, 10/15/28, Callable 7/15/28 @ 100(b)	545,476
327,000	Halfmoon Parent, Inc., 4.80%, 8/15/38, Callable 2/15/38 @ 100(b)	334,977

See accompanying notes to the schedules of portfolio investments.

AZL Fidelity Institutional Asset Management Total Bond Fund

Schedule of Portfolio Investments

March 31, 2019 (Unaudited)

Principal Amount		Fair Value
Corporate Bonds, continued
Health Care Providers & Services, continued
$ 327,000	Halfmoon Parent, Inc., 4.90%, 12/15/48, Callable 6/15/48 @ 100(b)	$337,155
2,837,000	HCA, Inc., 6.50%, 2/15/20	2,918,563
457,000	HCA, Inc., 5.88%, 3/15/22^	490,133
30,000	HCA, Inc., 4.75%, 5/1/23	31,500
500,000	HCA, Inc., 5.38%, 2/1/25	530,000
300,000	Tenet Healthcare Corp., 4.50%, 4/1/21	304,500
1,042,000	Tenet Healthcare Corp., 8.13%, 4/1/22	1,122,754
355,000	Tenet Healthcare Corp., 6.75%, 6/15/23^	366,538
235,000	Tenet Healthcare Corp., 7.00%, 8/1/25, Callable 8/1/20 @ 103.5^	237,644
130,000	Tenet Healthcare Corp., 6.25%, 2/1/27, Callable 2/1/22 @ 103.13^(b)	135,038
181,000	Toledo Hospital (The), Series B, 5.33%, 11/15/28	190,953
870,000	Toledo Hospital (The), 6.02%, 11/15/48^	969,475
200,000	Vizient, Inc., 10.38%, 3/1/24, Callable 5/6/19 @ 107.78(b)	216,500
345,000	WellCare Health Plans, Inc., 5.38%, 8/15/26, Callable 8/15/21 @ 104.03(b)	360,525

		15,006,781

Hotels Restaurants & Leisure (0.1%):
425,000	Hilton Domestic Operatin, 4.25%, 9/1/24, Callable 9/1/19 @ 102.13	423,406

Hotels, Restaurants & Leisure (0.5%):
495,000	Caesars Resort Collection LLC, 5.25%, 10/15/25, Callable 10/15/20 @ 102.63(b)	475,818
145,000	Eldorado Resorts, Inc., 7.00%, 8/1/23, Callable 5/6/19 @ 105.25	151,344
245,000	Eldorado Resorts, Inc., 6.00%, 4/1/25, Callable 4/1/20 @ 104.5^	248,063
30,000	Eldorado Resorts, Inc., 6.00%, 9/15/26, Callable 9/15/21 @ 104.5	30,450
300,000	Golden Nugget, Inc., 6.75%, 10/15/24, Callable 10/15/19 @ 103.38(b)	301,124
155,000	Hilton Worldwide Finance LLC, 4.63%, 4/1/25, Callable 4/1/20 @ 102.31	156,163
150,000	Penn National Gaming, Inc., 5.63%, 1/15/27, Callable 1/15/22 @ 102.81^(b)	145,500
175,000	Scientific Games International, Inc., 6.63%, 5/15/21, Callable 5/6/19 @ 103.31	176,313
250,000	Scientific Games International, Inc., 10.00%, 12/1/22, Callable 5/6/19 @ 105^	263,438
270,000	Scientific Games International, Inc., 5.00%, 10/15/25, Callable 10/15/20 @ 103.75^(b)	264,599
145,000	Station Casinos LLC, 5.00%, 10/1/25, Callable 10/1/20 @ 102.5^(b)	142,100
170,000	Wyndham Hotels & Resorts, Inc., 5.38%, 4/15/26, Callable 4/15/21 @ 102.69(b)	172,975
155,000	Wynn Las Vegas LLC, 5.50%, 3/1/25, Callable 12/1/24 @ 100^(b)	153,063

		2,680,950

Principal Amount		Fair Value
Corporate Bonds, continued
Independent Power and Renewable Electricity Producers (0.4%):
$ 350,000	AES Corp., 5.50%, 4/15/25, Callable 4/15/20 @ 102.75	$363,125
200,000	Calpine Corp., 5.38%, 1/15/23, Callable 5/6/19 @ 102.69	200,000
115,000	Clearway Energy Operating LLC, 5.75%, 10/15/25, Callable 10/15/21 @ 102.88(b)	115,575
391,000	NRG Energy, 6.25%, 5/1/24, Callable 5/6/19 @ 103.13^	403,708
30,000	Talen Energy Supply LLC, 6.50%, 6/1/25, Callable 6/1/20 @ 103.25^	26,400
560,000	Talen Energy Supply LLC, 10.50%, 1/15/26, Callable 1/15/22 @ 105.25^(b)	583,799
35,000	Terraform Power Operating LLC, 4.25%, 1/31/23, Callable 10/31/22 @ 100^(b)	34,388
180,000	Terraform Power Operating LLC, 6.63%, 6/15/25, Callable 6/15/20 @ 103.31(b)	188,550
40,000	Terraform Power Operating LLC, 5.00%, 1/31/28, Callable 7/31/27 @ 100^(b)	38,800

		1,954,345

Industrial Conglomerates (0.2%):
300,000	Icahn Enterprises LP, 6.00%, 8/1/20, Callable 5/6/19 @ 101.5	302,625
495,000	Icahn Enterprises LP, 5.88%, 2/1/22, Callable 5/6/19 @ 101.47	500,568
395,000	Icahn Enterprises LP, 6.75%, 2/1/24, Callable 2/1/20 @ 103.38^	411,788

		1,214,981

Insurance (1.3%):
326,000	American International Group, Inc., 3.30%, 3/1/21, Callable 2/1/21 @ 100^	328,129
1,208,000	American International Group, Inc., 3.75%, 7/10/25, Callable 4/10/25 @ 100	1,208,419
200,000	AmWINS Group, Inc., 7.75%, 7/1/26, Callable 7/1/21 @ 105.81(b)	200,000
40,000	Liberty Mutual Group, Inc., 4.25%, 6/15/23(b)	41,271
140,000	Liberty Mutual Group, Inc., 4.57%, 2/1/29(b)	145,907
324,000	Marsh & McLennan Cos., Inc., 4.38%, 3/15/29, Callable 12/15/28 @ 100	342,291
149,000	Marsh & McLennan Cos., Inc., 4.75%, 3/15/39, Callable 9/15/38 @ 100	159,171
296,000	Marsh & McLennan Cos., Inc., 4.90%, 3/15/49, Callable 9/15/48 @ 100	322,413
651,000	Pacific Lifecorp, 5.13%, 1/30/43(b)	691,972
497,000	Teachers Insurance & Annuity Association of America, 4.90%, 9/15/44(b)	554,532

See accompanying notes to the schedules of portfolio investments.

AZL Fidelity Institutional Asset Management Total Bond Fund

Schedule of Portfolio Investments

March 31, 2019 (Unaudited)

Principal Amount		Fair Value
Corporate Bonds, continued
Insurance, continued
$ 165,000	Tiaa Asset Management Finance LLC, 4.13%, 11/1/24(b)	$173,234
463,000	Unum Group, 3.88%, 11/5/25	459,659
1,556,000	Unum Group, 5.75%, 8/15/42	1,667,573
195,000	Usis Merger Sub, Inc., 6.88%, 5/1/25, Callable 5/1/20 @ 103.44(b)	189,150

		6,483,721

IT Services (0.0%†):
235,000	First Data Corp., 5.75%, 1/15/24, Callable 4/16/19 @ 102.88(b)	241,756

Leisure Products (0.0%†):
195,000	Mattel, Inc., 6.75%, 12/31/25, Callable 12/31/20 @ 105.06^(b)	191,831

Life Sciences Tools & Services (0.1%):
145,000	Charles River Laboratories International, Inc., 5.50%, 4/1/26, Callable 4/1/21 @ 104.13(b)	150,438
300,000	IMS Health, Inc., 5.00%, 10/15/26, Callable 10/15/21 @ 102.5(b)	307,125

		457,563

Media (3.1%):
115,000	CCO Holdings LLC, 5.13%, 5/1/23, Callable 5/6/19 @ 102.56(b)	117,300
1,237,000	CCO Holdings LLC, 5.88%, 4/1/24, Callable 5/6/19 @ 104.41(b)	1,289,573
140,000	CCO Holdings LLC, 5.38%, 5/1/25, Callable 5/1/20 @ 102.68(b)	144,200
300,000	CCO Holdings LLC, 5.50%, 5/1/26, Callable 5/1/21 @ 102.75(b)	309,750
700,000	CCO Holdings LLC, 5.88%, 5/1/27, Callable 5/1/21 @ 102.94^(b)	724,500
140,000	CCO Holdings LLC/Capital Corp., 5.75%, 1/15/24, Callable 5/6/19 @ 102.88	143,675
92,000	Comcast Corp., 3.90%, 3/1/38, Callable 9/1/37 @ 100	90,063
219,000	Comcast Corp., 4.65%, 7/15/42	232,181
245,000	Comcast Corp., 4.60%, 8/15/45, Callable 2/15/45 @ 100	259,299
299,000	Comcast Corp., 3.97%, 11/1/47, Callable 5/1/47 @ 100	288,510
169,000	Comcast Corp., 4.00%, 3/1/48, Callable 9/1/47 @ 100^	163,633
342,000	Comcast Corp., 4.00%, 11/1/49, Callable 5/1/49 @ 100	331,917
747,000	CSC Holdings LLC, 5.38%, 7/15/23, Callable 4/16/19 @ 104.03(b)	761,006
620,000	CSC Holdings LLC, 7.75%, 7/15/25, Callable 7/15/20 @ 103.88^(b)	663,400
160,000	CSC Holdings LLC, 7.50%, 4/1/28, Callable 4/1/23 @ 103.75(b)	171,600
300,000	DISH DBS Corp., 5.00%, 3/15/23^	270,000
300,000	DISH DBS Corp., 5.88%, 11/15/24^	252,000
210,000	DISH Network Corp., 3.38%, 8/15/26	177,879
59,000	Fox Corp., 3.67%, 1/25/22^(b)	60,201
103,000	Fox Corp., 4.03%, 1/25/24, Callable 12/25/23 @ 100(b)	106,659
149,000	Fox Corp., 4.71%, 1/25/29, Callable 10/25/28 @ 100(b)	159,574
147,000	Fox Corp., 5.48%, 1/25/39, Callable 7/25/38 @ 100(b)	161,755
98,000	Fox Corp., 5.58%, 1/25/49, Callable 7/25/48 @ 100(b)	110,557

Principal Amount		Fair Value
Corporate Bonds, continued
Media, continued
$ 121,000	NBCUniversal, 5.95%, 4/1/41	$148,425
174,000	NBCUniversal Media LLC, 4.45%, 1/15/43	179,423
1,000,000	Neptune Finco Corp., 6.63%, 10/15/25, Callable 10/15/20 @ 103.31^(b)	1,060,000
600,000	Radiate Holdco LLC/Radiate Finance, Inc., 6.63%, 2/15/25, Callable 2/15/20 @ 103.31^(b)	579,000
300,000	Sirius XM Radio, Inc., 4.63%, 5/15/23, Callable 5/6/19 @ 102.31^(b)	303,375
160,000	Sirius XM Radio, Inc., 6.00%, 7/15/24, Callable 7/15/19 @ 103^(b)	165,800
792,000	Sirius XM Radio, Inc., 5.38%, 4/15/25, Callable 4/15/20 @ 102.69(b)	811,800
195,000	Sirius XM Radio, Inc., 5.38%, 7/15/26, Callable 7/15/21 @ 102.69(b)	198,900
1,069,000	Time Warner Cable, Inc., 8.25%, 4/1/19	1,068,890
930,000	Time Warner Cable, Inc., 4.00%, 9/1/21, Callable 6/1/21 @ 100	942,840
359,000	Time Warner Cable, Inc., 6.55%, 5/1/37	395,267
418,000	Time Warner Cable, Inc., 7.30%, 7/1/38	483,666
2,240,000	Time Warner Cable, Inc., 6.75%, 6/15/39	2,462,666
103,000	Time Warner Cable, Inc., 5.50%, 9/1/41, Callable 3/1/41 @ 100	101,699

		15,890,983

Metals & Mining (0.1%):
300,000	Freeport-McMoRan, Inc., 3.55%, 3/1/22, Callable 12/1/21 @ 100^	296,625

Mortgage Real Estate Investment Trusts (0.0%†):
65,000	Starwood Property Trust, Inc., 4.75%, 3/15/25, Callable 9/15/24 @ 100^	64,594

Multi-Utilities (0.4%):
1,371,000	Dominion Resources, Inc., Series 06-B, 5.10%(US0003M+230bps), 9/30/66, Callable 4/26/19 @ 100	1,261,320
49,000	Puget Energy, Inc., 6.00%, 9/1/21	51,992
506,000	Sempra Energy, 6.00%, 10/15/39	591,276

		1,904,588

Oil, Gas & Consumable Fuels (4.4%):
222,000	Anadarko Petroleum Corp., 4.85%, 3/15/21, Callable 2/15/21 @ 100	230,147
609,000	Anadarko Petroleum Corp., 5.55%, 3/15/26, Callable 12/15/25 @ 100^	663,326
787,000	Anadarko Petroleum Corp., Series B, 7.50%, 5/1/31	966,672
422,000	Anadarko Petroleum Corp., 6.45%, 9/15/36	485,695
712,000	Anadarko Petroleum Corp., 6.60%, 3/15/46, Callable 9/15/45 @ 100^	861,353
695,000	California Resources Corp., 8.00%, 12/15/22, Callable 5/6/19 @ 104^(b)	545,575
640,000	Cheniere Corpus Christi Holdings LLC, 7.00%, 6/30/24, Callable 1/1/24 @ 100	721,600

See accompanying notes to the schedules of portfolio investments.

AZL Fidelity Institutional Asset Management Total Bond Fund

Schedule of Portfolio Investments

March 31, 2019 (Unaudited)

Principal Amount		Fair Value
Corporate Bonds, continued
Oil, Gas & Consumable Fuels, continued
$ 1,075,000	Cheniere Energy Partners LP, 5.25%, 10/1/25, Callable 10/1/20 @ 102.63	$1,099,187
475,000	Cheniere Energy Partners LP, 5.63%, 10/1/26, Callable 10/1/21 @ 102.81(b)	486,875
250,000	Chesapeake Energy Corp., 8.00%, 1/15/25, Callable 1/15/20 @ 106^	254,375
320,000	Citgo Petroleum Corp., 6.25%, 8/15/22, Callable 5/6/19 @ 103.13(b)	317,600
434,000	Columbia Pipeline Group, 3.30%, 6/1/20, Callable 5/1/20 @ 100	435,545
197,000	Columbia Pipeline Group, 4.50%, 6/1/25, Callable 3/1/25 @ 100	205,335
290,000	Crestwood Midstream Partners LP, 6.25%, 4/1/23, Callable 4/22/19 @ 103.13^	297,250
150,000	Crestwood Midstream Partners LP, 5.75%, 4/1/25, Callable 4/1/20 @ 104.31	153,750
150,000	CVR Refining LLC/Coffeyville Finance, Inc., 6.50%, 11/1/22, Callable 5/6/19 @ 102.17	151,875
163,000	DCP Midstream Operating LLC, 3.88%, 3/15/23, Callable 12/15/22 @ 100^	162,185
410,000	DCP Midstream Operating LLC, 8.13%, 8/16/30	479,188
185,000	DCP Midstream Operating LLC, 5.60%, 4/1/44, Callable 10/1/43 @ 100	176,675
200,000	DCP Midstream Operating LP, 5.38%, 7/15/25, Callable 4/15/25 @ 100^	208,500
150,000	DCP Midstream Operating LP, 5.85%(US0003M+385bps), 5/21/43, Callable 5/21/23 @ 100(b)	139,500
540,000	Denbury Resources, Inc., 9.25%, 3/31/22, Callable 5/6/19 @ 109.25^(b)	522,450
175,000	Enable Midstream Partners LP, 2.40%, 5/15/19, Callable 5/6/19 @ 100	174,878
124,000	Enable Midstream Partners LP, 3.90%, 5/15/24, Callable 2/15/24 @ 100	123,117
103,000	Energy Transfer Operating LP, 4.50%, 4/15/24, Callable 3/15/24 @ 100	107,454
167,000	Energy Transfer Operating LP, 5.25%, 4/15/29, Callable 1/15/29 @ 100	179,064
261,000	Energy Transfer Operating LP, 6.25%, 4/15/49, Callable 10/15/48 @ 100	291,680
103,000	Energy Transfer Partners LP, 4.20%, 9/15/23, Callable 8/15/23 @ 100^	106,314
350,000	Energy Transfer Partners LP, 4.95%, 6/15/28, Callable 3/15/28 @ 100	367,179
195,000	Energy Transfer Partners LP, 5.80%, 6/15/38, Callable 12/15/37 @ 100	205,978

Principal Amount		Fair Value
Corporate Bonds, continued
Oil, Gas & Consumable Fuels, continued
$ 127,000	Energy Transfer Partners LP, 6.00%, 6/15/48, Callable 12/15/47 @ 100	$136,866
300,000	Global Partners LP, 6.25%, 7/15/22, Callable 5/6/19 @ 103.13	297,000
109,000	Hess Corp., 7.30%, 8/15/31	127,137
430,000	Hess Infrastructure Partners LP/Finance Corp., 5.63%, 2/15/26, Callable 2/15/21 @ 104.22(b)	437,525
310,000	Hilcorp Energy LP, 5.00%, 12/1/24, Callable 6/1/19 @ 102.5(b)	299,925
80,000	Indigo Natural Resources LLC, 6.88%, 2/15/26, Callable 2/15/21 @ 103.44(b)	70,700
295,000	Jonah Energy LLC/Jonah Energy Finance Corp., 7.25%, 10/15/25, Callable 10/15/20 @ 105.44^(b)	155,613
49,000	Kinder Morgan (Delaware), Inc., 3.05%, 12/1/19, Callable 11/1/19 @ 100	49,025
198,000	Kinder Morgan (Delaware), Inc., 5.55%, 6/1/45, Callable 12/1/44 @ 100	215,912
167,000	Kinder Morgan (Delaware), Inc., 5.05%, 2/15/46, Callable 8/15/45 @ 100	170,954
63,000	Kinder Morgan Energy Partners LP, 6.55%, 9/15/40	73,283
712,000	Kinder Morgan Energy Partners LP, 5.50%, 3/1/44, Callable 9/1/43 @ 100	760,216
165,000	Magnolia Oil & Gas Operating LLC, 6.00%, 8/1/26, Callable 8/1/21 @ 103(b)	166,650
1,163,000	Midstates Petroleum Co., Inc., 10.75%, 10/1/20(a)(d)	—
172,000	MPLX LP, 4.50%, 7/15/23, Callable 4/15/23 @ 100^	180,383
242,000	MPLX LP, 4.88%, 12/1/24, Callable 9/1/24 @ 100	258,856
95,000	MPLX LP, 4.80%, 2/15/29, Callable 11/15/28 @ 100	99,610
285,000	MPLX LP, 5.50%, 2/15/49, Callable 8/15/48 @ 100	303,720
290,000	Parsley Energy LLC, 5.25%, 8/15/25, Callable 8/15/20 @ 103.94(b)	287,100
70,000	Parsley Energy LLC/Finan, 5.38%, 1/15/25, Callable 1/15/20 @ 104.03^(b)	70,000
405,000	PBF Holding Co. LLC/PBF Finance Corp., 7.00%, 11/15/23, Callable 5/6/19 @ 105.25	416,644
57,000	Phillips 66 Partners LP, 2.65%, 2/15/20, Callable 1/15/20 @ 100	56,908
175,000	Rose Rock Finance Corp., 5.63%, 11/15/23, Callable 5/15/19 @ 102.81	164,063
300,000	Rose Rock Midstream LP, 5.63%, 7/15/22, Callable 4/22/19 @ 102.81	296,625
455,000	Sanchez Energy Corp., 7.25%, 2/15/23, Callable 2/15/20 @ 103.63^(b)	366,275
355,000	Semgroup Corp., 6.38%, 3/15/25, Callable 3/15/20 @ 103.19	333,700

See accompanying notes to the schedules of portfolio investments.

AZL Fidelity Institutional Asset Management Total Bond Fund

Schedule of Portfolio Investments

March 31, 2019 (Unaudited)

Principal Amount		Fair Value
Corporate Bonds, continued
Oil, Gas & Consumable Fuels, continued
$ 160,000	Semgroup Corp., 7.25%, 3/15/26, Callable 3/15/21 @ 103.63	$155,200
346,000	Southeast Supply Header LLC, 4.25%, 6/15/24, Callable 3/15/24 @ 100(b)	348,231
348,000	Southwestern Energy Co., 6.20%, 1/23/25, Callable 10/23/24 @ 100^	341,475
105,000	Sunoco Finance Corp., 4.88%, 1/15/23, Callable 1/15/20 @ 102.44	106,050
180,000	Sunoco Finance Corp., 5.50%, 2/15/26, Callable 2/15/21 @ 102.75	178,200
958,000	Sunoco Logistics Partners Operations LP, 5.40%, 10/1/47, Callable 4/1/47 @ 100	953,811
45,000	Targa Resources Partners, 5.25%, 5/1/23, Callable 5/6/19 @ 101.75	45,788
170,000	Targa Resources Partners LP, 4.25%, 11/15/23, Callable 5/6/19 @ 102.13	169,575
195,000	Targa Resources Partners LP, 5.13%, 2/1/25, Callable 2/1/20 @ 103.84	199,388
195,000	Targa Resources Partners LP, 5.88%, 4/15/26, Callable 4/15/21 @ 104.41(b)	206,700
195,000	Targa Resources Partners LP, 5.38%, 2/1/27, Callable 2/1/22 @ 102.69	199,388
574,000	Western Gas Partners LP, 5.38%, 6/1/21, Callable 3/1/21 @ 100	594,100
154,000	Western Gas Partners LP, 4.65%, 7/1/26, Callable 4/1/26 @ 100	155,843
900,000	Western Gas Partners LP, 4.50%, 3/1/28, Callable 12/1/27 @ 100	897,099
101,000	Western Gas Partners LP, 4.75%, 8/15/28, Callable 5/15/28 @ 100^	102,415
222,000	Williams Partners LP, 4.00%, 11/15/21, Callable 8/15/21 @ 100^	227,467
357,000	Williams Partners LP, 3.60%, 3/15/22, Callable 1/15/22 @ 100	361,527
242,000	Williams Partners LP, 4.50%, 11/15/23, Callable 8/15/23 @ 100^	253,974
426,000	Williams Partners LP, 4.30%, 3/4/24, Callable 12/4/23 @ 100	442,946

		22,854,189

Pharmaceuticals (0.2%):
200,000	Bayer US Finance II LLC, 4.25%, 12/15/25, Callable 10/15/25 @ 100(b)	201,927
175,000	Catalent Pharma Solutions, Inc., 4.88%, 1/15/26, Callable 10/15/20 @ 102.44(b)	172,813
87,000	Elanco Animal Health, Inc., 3.91%, 8/27/21(b)	88,391
275,000	Elanco Animal Health, Inc., 4.27%, 8/28/23, Callable 7/28/23 @ 100(b)	283,150
116,000	Elanco Animal Health, Inc., 4.90%, 8/28/28, Callable 5/28/28 @ 100(b)	123,080
165,000	Valeant Pharmaceuticals International, 9.25%, 4/1/26, Callable 4/1/22 @ 104.63(b)	179,850

		1,049,211

Principal Amount		Fair Value
Corporate Bonds, continued
Real Estate Management & Development (0.1%):
$ 300,000	Howard Hughes Corp. (The), 5.38%, 3/15/25, Callable 3/15/20 @ 104.03^(b)	$298,125

Semiconductors & Semiconductor Equipment (0.0%†):
140,000	Qorvo, Inc., 5.50%, 7/15/26, Callable 7/15/21 @ 102.75^(b)	144,550

Software (0.5%):
245,000	CDK Global, Inc., 5.88%, 6/15/26, Callable 6/15/21 @ 102.94	256,638
195,000	Fair Isaac Corp., 5.25%, 5/15/26, Callable 2/15/26 @ 100(b)	200,363
140,000	Nuance Communications, Inc., 5.63%, 12/15/26, Callable 12/15/21 @ 102.81	143,850
730,000	Solera LLC, 10.50%, 3/1/24, Callable 5/6/19 @ 107.88(b)	791,137
437,000	Sophia LP/Finance, Inc., 9.00%, 9/30/23, Callable 5/6/19 @ 104.5(b)	452,841
170,000	SS&C Technologies, Inc., 5.50%, 9/30/27, Callable 3/30/22 @ 104.13(b)	171,700
375,000	Symantec Corp., 5.00%, 4/15/25, Callable 4/15/20 @ 102.5(b)	374,903

		2,391,432

Technology Hardware, Storage & Peripherals (0.1%):
400,000	Dell Int LLC / EMC Corp., 5.45%, 6/15/23, Callable 4/15/23 @ 100(b)	426,294
129,000	Dell International LLC, 6.02%, 6/15/26, Callable 3/15/26 @ 100(b)	138,492

		564,786

Textiles, Apparel & Luxury Goods (0.1%):
190,000	USA Compression Partners LP, 6.88%, 4/1/26, Callable 4/1/21 @ 105.16	194,275
65,000	USA Compression Partners LP, 6.88%, 9/1/27, Callable 9/1/22 @ 105.16(b)	66,300
130,000	William Carter Co. (The), 5.63%, 3/15/27, Callable 3/15/22 @ 102.81^(b)	134,550

		395,125

Thrifts & Mortgage Finance (0.1%):
355,000	Quicken Loans, Inc., 5.25%, 1/15/28, Callable 1/15/23 @ 102.63(b)	332,504

Tobacco (1.1%):
317,000	Altria Group, Inc., 4.00%, 1/31/24	325,295
453,000	Altria Group, Inc., 4.80%, 2/14/29, Callable 11/14/28 @ 100	466,225
452,000	Altria Group, Inc., 4.25%, 8/9/42	390,982
302,000	Altria Group, Inc., 4.50%, 5/2/43	271,217
520,000	Altria Group, Inc., 5.38%, 1/31/44	520,922
470,000	Altria Group, Inc., 3.88%, 9/16/46, Callable 3/16/46 @ 100	384,206
300,000	Altria Group, Inc., 5.95%, 2/14/49, Callable 8/14/48 @ 100	320,432
140,000	Reynolds American, Inc., 3.25%, 6/12/20^	140,250
478,000	Reynolds American, Inc., 4.00%, 6/12/22	486,790
346,000	Reynolds American, Inc., 4.45%, 6/12/25, Callable 3/12/25 @ 100	354,567

See accompanying notes to the schedules of portfolio investments.

AZL Fidelity Institutional Asset Management Total Bond Fund

Schedule of Portfolio Investments

March 31, 2019 (Unaudited)

Principal Amount		Fair Value
Corporate Bonds, continued
Tobacco, continued
$ 179,000	Reynolds American, Inc., 5.70%, 8/15/35, Callable 2/15/35 @ 100	$184,178
600,000	Reynolds American, Inc., 7.25%, 6/15/37	693,222
1,000,000	Vector Group, Ltd., 6.13%, 2/1/25, Callable 2/1/20 @ 103.06(b)	886,250

		5,424,536

Trading Companies & Distributo (0.1%):
467,000	Air Lease Corp., 4.25%, 2/1/24, MTN^	476,352

Trading Companies & Distributors (0.3%):
365,000	Aercap Global Aviation Trust, 6.50%(US0003M+430bps), 6/15/45, Callable 6/15/25 @ 100^(b)	369,106
499,000	Air Lease Corp., 4.75%, 3/1/20	506,376
297,000	Air Lease Corp., 3.88%, 4/1/21, Callable 3/1/21 @ 100^	301,055
348,000	Air Lease Corp., 3.38%, 6/1/21, Callable 5/1/21 @ 100^	348,862
82,000	Air Lease Corp., 3.00%, 9/15/23, Callable 7/15/23 @ 100^	80,042

		1,605,441

Wireless Telecommunication Services (0.3%):
100,000	Sprint Communications, Inc., 6.00%, 11/15/22	100,750
835,000	Sprint Communications, Inc., 7.88%, 9/15/23	874,663
420,000	Sprint Communications, Inc., 7.13%, 6/15/24	426,300
300,000	T-Mobile USA, Inc., 5.13%, 4/15/25, Callable 4/15/20 @ 102.56^	307,125

		1,708,838

Total Corporate Bonds (Cost $174,288,051)		176,733,829

Yankee Dollars (12.6%):
Aerospace & Defense (0.4%):
115,000	Avolon Holdings Funding, Ltd., 5.50%, 1/15/23, Callable 12/15/22 @ 100(b)	118,450
830,000	Avolon Holdings Funding, Ltd., 5.13%, 10/1/23, Callable 9/1/23 @ 100(b)	845,563
215,000	Bombardier, Inc., 6.00%, 10/15/22, Callable 5/6/19 @ 101^(b)	216,881
320,000	Bombardier, Inc., 6.13%, 1/15/23^(b)	324,400
290,000	Bombardier, Inc., 7.50%, 12/1/24, Callable 12/1/20 @ 105.63^(b)	301,238
240,000	Bombardier, Inc., 7.88%, 4/15/27, Callable 4/15/22 @ 103.94^(b)	246,000

		2,052,532

Banks (2.4%):
642,000	Barclays Bank plc, 3.25%, 1/12/21	643,698
874,000	Barclays Bank plc, 4.38%, 1/12/26	883,721
600,000	Barclays plc, 7.88%(USSW5+677bps), 12/31/99, Callable 3/15/22 @ 100(b)	620,442
205,000	HSBC Holdings plc, 4.25%, 3/14/24	209,452
200,000	Intesa Sanpaolo SpA, 5.02%, 6/26/24(b)	193,500
1,180,000	Intesa Sanpaolo SpA, 5.71%, 1/15/26(b)	1,150,500
791,000	Rabobank Nederland NY, 4.38%, 8/4/25	815,266

Principal Amount		Fair Value
Yankee Dollars, continued
Banks, continued
$ 200,000	RBS Citizens Financial Group, Inc., 4.15%, 9/28/22(b)	$203,069
3,808,000	Royal Bank of Scotland Group plc, 6.13%, 12/15/22	4,047,754
826,000	Royal Bank of Scotland Group plc, 6.10%, 6/10/23	876,379
847,000	Royal Bank of Scotland Group plc, 6.00%, 12/19/23	905,377
235,000	Royal Bank of Scotland Group plc, 7.50%(USSW5+580bps), 12/29/49, Callable 8/10/20 @ 100^	238,525
454,000	Unicredit SpA, 6.57%, 1/14/22(b)	475,331

		11,263,014

Beverages (0.0%†):
125,000	Cott Corp., 5.50%, 4/1/25, Callable 4/1/20 @ 104.13^(b)	126,250

Capital Markets (1.5%):
720,000	Credit Suisse Group Fun, Ltd., 2.75%, 3/26/20	718,791
1,000,000	Credit Suisse Group Fun, Ltd., 3.80%, 9/15/22	1,014,334
1,175,000	Credit Suisse Group Fun, Ltd., 3.80%, 6/9/23	1,190,648
720,000	Credit Suisse Group Fun, Ltd., 3.75%, 3/26/25	724,042
1,462,000	Deutsche Bank AG, 4.50%, 4/1/25^	1,410,238
742,000	Deutsche Bank NY, 5.00%, 2/14/22	758,916
1,284,000	Deutsche Bank NY, 3.30%, 11/16/22	1,238,121
733,000	UBS Group AG, 4.13%, 9/24/25(b)	754,429

		7,809,519

Chemicals (0.2%):
575,000	Consolidated Energy Finance SA, 6.88%, 6/15/25, Callable 6/15/20 @ 105.16(b)	579,313
150,000	Consolidated Energy Finance SA, 6.50%, 5/15/26, Callable 5/15/21 @ 104.88(b)	148,875
500,000	Nova Chemicals Corp., 4.88%, 6/1/24, Callable 3/3/24 @ 100(b)	487,500
160,000	Nufarm Australia, Ltd., 5.75%, 4/30/26, Callable 4/30/21 @ 102.88(b)	150,401
49,000	Nutrien, Ltd., 4.20%, 4/1/29, Callable 1/1/29 @ 100	50,437
86,000	Nutrien, Ltd., 5.00%, 4/1/49, Callable 10/1/48 @ 100	89,838
210,000	OCI NV, 6.63%, 4/15/23, Callable 4/15/20 @ 103.31(b)	217,875

		1,724,239

Containers & Packaging (0.1%):
410,000	Ardagh Packaging Finance plc/Ardagh Holdings USA, Inc., 7.25%, 5/15/24, Callable 5/15/19 @ 105.44(b)	431,525
300,000	Ardagh Packaging Finance plc/Ardagh Holdings USA, Inc., 6.00%, 2/15/25, Callable 2/15/20 @ 104.5(b)	299,625

		731,150

Diversified Financial Services (0.8%):
600,000	Altice Financing SA, 7.50%, 5/15/26, Callable 5/15/21 @ 103.75(b)	592,499

See accompanying notes to the schedules of portfolio investments.

AZL Fidelity Institutional Asset Management Total Bond Fund

Schedule of Portfolio Investments

March 31, 2019 (Unaudited)

Principal Amount		Fair Value
Yankee Dollars, continued
Diversified Financial Services, continued
$ 300,000	Altice Finco SA, 8.13%, 1/15/24, Callable 5/6/19 @ 104.06(b)	$303,750
325,000	C&W Senior Financing DAC, 7.50%, 10/15/26, Callable 10/15/21 @ 103.75(b)	333,938
180,000	Camelot Finance SA, 7.88%, 10/15/24, Callable 10/15/19 @ 103.94^(b)	190,350
240,000	Intelsat Jackson Holdings SA, 8.50%, 10/15/24, Callable 10/15/20 @ 106.38(b)	233,400
280,000	Nielsen Co. Luxembourg SARL (The), 5.00%, 2/1/25, Callable 2/1/20 @ 103.75^(b)	269,850
120,000	Park Aerospace Holdings, Ltd., 5.25%, 8/15/22(b)	123,000
85,000	Park Aerospace Holdings, Ltd., 4.50%, 3/15/23, Callable 2/15/23 @ 100(b)	84,575
1,085,000	Park Aerospace Holdings, Ltd., 5.50%, 2/15/24(b)	1,122,579
200,000	Telenet Finance Lux Note, 5.50%, 3/1/28, Callable 12/1/22 @ 102.75(b)	194,750
30,000	Tervita Escrow Corp., 7.63%, 12/1/21, Callable 5/6/19 @ 103.81(b)	29,775

		3,478,466

Diversified Telecommunication Services (0.1%):
200,000	Altice France SA/France, 8.13%, 2/1/27, Callable 2/1/22 @ 106.09^(b)	201,750
200,000	Sable International Finance, Ltd., 6.88%, 8/1/22, Callable 5/6/19 @ 105.16(b)	207,500
300,000	SFR Group SA, 7.38%, 5/1/26, Callable 5/1/21 @ 103.69(b)	293,250
45,000	Telecom Italia Capital, 6.38%, 11/15/33	43,200
80,000	Telecom Italia S.P.A., 6.00%, 9/30/34	74,200
75,000	Telecom Italia SpA, 5.30%, 5/30/24(b)	75,094

		894,994

Energy Equipment & Services (0.1%):
305,000	Ensco plc, 4.50%, 10/1/24, Callable 7/1/24 @ 100^	232,563
195,000	Noble Holding International, Ltd., 7.88%, 2/1/26, Callable 2/1/21 @ 105.91^(b)	181,838
325,000	Weatherford International, Ltd., 9.88%, 2/15/24, Callable 11/15/23 @ 100	234,000
330,000	Weatherford International, Ltd., 6.50%, 8/1/36	186,450

		834,851

Food Products (0.0%†):
83,000	JBS USA Finance, Inc., 6.75%, 2/15/28, Callable 2/15/23 @ 103.38(b)	86,009

Hotels, Restaurants & Leisure (0.2%):
175,000	1011778 BC ULC New Red Finance, Inc., 4.25%, 5/15/24, Callable 5/15/20 @ 102.13^(b)	173,250

Principal Amount		Fair Value
Yankee Dollars, continued
Hotels, Restaurants & Leisure, continued
$ 550,000	Stars Group Holdings BV, 7.00%, 7/15/26, Callable 7/15/21 @ 103.5^(b)	$573,375
330,000	Wynn Macau, Ltd., 4.88%, 10/1/24, Callable 10/1/20 @ 102.44(b)	320,100
205,000	Wynn Macau, Ltd., 5.50%, 10/1/27, Callable 10/1/22 @ 102.75(b)	196,544

		1,263,269

Insurance (0.0%†):
200,000	Swiss Re Finance Luxembourg SA, 5.00%(H15T5Y+358bps), 4/2/49, Callable 4/2/29 @ 100(b)	201,202

Machinery (0.0%†):
107,000	Ingersoll-Rand Lux Financial Holding, 2.63%, 5/1/20, Callable 4/1/20 @ 100	106,729

Media (0.2%):
295,000	MDC Partners, Inc., 6.50%, 5/1/24, Callable 5/6/19 @ 104.88^(b)	244,113
640,000	Ziggo Bond Finance BV, 5.88%, 1/15/25, Callable 1/15/20 @ 102.94^(b)	626,400
180,000	Ziggo Secured Finance BV, 5.50%, 1/15/27, Callable 1/15/22 @ 102.75(b)	178,200

		1,048,713

Metals & Mining (0.4%):
400,000	BHP Billiton Finance USA, Ltd., 6.25%(USSW5+497bps), 10/19/75, Callable 10/19/20 @ 100(b)	416,000
681,000	BHP Billiton Finance USA, Ltd., 6.75%(USSW5+509bps), 10/19/75, Callable 10/20/25 @ 100(b)	750,802
300,000	First Quantum Minerals, Ltd., 7.25%, 5/15/22, Callable 5/6/19 @ 103.63^(b)	301,500

		1,468,302

Multi-Utilities (0.1%):
355,000	Intergen NV, 7.00%, 6/30/23, Callable 5/6/19 @ 103.5(b)	319,056

Oil, Gas & Consumable Fuels (2.8%):
309,000	Canadian Natural Resources, Ltd., 5.85%, 2/1/35	347,225
558,000	Cenovus Energy, Inc., 4.25%, 4/15/27, Callable 1/15/27 @ 100^	549,629
218,000	Enbridge, Inc., 4.25%, 12/1/26, Callable 9/1/26 @ 100	226,019
340,000	LBC Tank Terminals Holding Netherlands BV, 6.88%, 5/15/23, Callable 5/6/19 @ 103.44^(b)	322,150
200,000	Meg Energy Corp., 7.00%, 3/31/24, Callable 5/6/19 @ 103.5^(b)	186,000
300,000	Petrobras Global Finance BV, 5.30%, 1/27/25	304,500
2,677,000	Petrobras Global Finance Co., 7.25%, 3/17/44	2,784,080
144,000	Petroleos Mexicanos, 6.00%, 3/5/20	147,331
1,471,000	Petroleos Mexicanos, 4.88%, 1/18/24^	1,454,226
1,036,000	Petroleos Mexicanos, 4.50%, 1/23/26^	966,916
1,700,000	Petroleos Mexicanos, 6.50%, 3/13/27	1,711,023
1,039,000	Petroleos Mexicanos, 6.50%, 6/2/41	950,323

See accompanying notes to the schedules of portfolio investments.

AZL Fidelity Institutional Asset Management Total Bond Fund

Schedule of Portfolio Investments

March 31, 2019 (Unaudited)

Principal Amount		Fair Value
Yankee Dollars, continued
Oil, Gas & Consumable Fuels, continued
$ 841,000	Petroleos Mexicanos, 5.50%, 6/27/44	$691,553
1,005,000	Petroleos Mexicanos, 5.63%, 1/23/46	840,761
2,762,000	Petroleos Mexicanos, 6.75%, 9/21/47	2,571,406
222,000	Teine Energy, Ltd., 6.88%, 9/30/22, Callable 5/6/19 @ 103.44(b)	224,220

		14,277,362

Pharmaceuticals (0.9%):
1,489,000	Actavis Funding SCS, 3.45%, 3/15/22, Callable 1/15/22 @ 100	1,501,292
186,000	Mylan NV, 2.50%, 6/7/19	185,876
685,000	Mylan NV, 3.15%, 6/15/21, Callable 5/15/21 @ 100	680,875
337,000	Mylan NV, 3.95%, 6/15/26, Callable 3/15/26 @ 100	321,413
484,000	Teva Pharmaceuticals Industries, Ltd., 2.20%, 7/21/21	461,029
191,000	Teva Pharmaceuticals Industries, Ltd., 2.80%, 7/21/23^	170,694
89,000	Valeant Pharmaceuticals, 5.50%, 3/1/23, Callable 5/6/19 @ 101.38(b)	89,445
405,000	Valeant Pharmaceuticals International, Inc., 7.00%, 3/15/24, Callable 3/15/20 @ 103.5(b)	427,275
202,000	VRX Escrow Corp., 6.13%, 4/15/25, Callable 4/15/20 @ 103.06^(b)	199,980

		4,037,879

Software (0.1%):
355,000	Open Text Corp., 5.88%, 6/1/26, Callable 6/1/21 @ 102.94(b)	370,975

Sovereign Bond (0.7%):
1,500,000	Argentine Republic Government International Bond, 5.88%, 1/11/28^	1,147,500
1,344,000	Dominican Republic, 5.50%, 1/27/25(b)	1,377,600
250,000	Dominican Republic, 6.00%, 7/19/28^(b)	262,646
1,055,000	Turkey Government International Bond, 7.25%, 12/23/23	1,060,267

		3,848,013

Thrifts & Mortgage Finance (0.0%†):
200,000	Corp. Nacional del Cobre de Chile, 3.63%, 8/1/27, Callable 5/1/27 @ 100(b)	199,873
200,000	Corp. Nacional del Cobre de Chile, 4.50%, 8/1/47, Callable 2/1/47 @ 100(b)	206,572

		406,445

Tobacco (0.3%):
690,000	Imperial Tobacco Finance, 3.75%, 7/21/22, Callable 5/21/22 @ 100(b)	697,535
690,000	Imperial Tobacco Finance, 4.25%, 7/21/25, Callable 4/21/25 @ 100(b)	702,009

		1,399,544

Trading Companies & Distributors (1.0%):
1,344,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 5.00%, 10/1/21	1,396,080

Principal Amount		Fair Value
Yankee Dollars, continued
Trading Companies & Distributors, continued
$ 240,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 4.45%, 12/16/21, Callable 11/16/21 @ 100	$246,300
2,165,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 4.63%, 7/1/22	2,235,362
412,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 4.88%, 1/16/24, Callable 12/16/23 @ 100	428,480
251,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 4.45%, 4/3/26, Callable 2/3/26 @ 100	251,628
147,000	Fly Leasing, Ltd., 6.38%, 10/15/21, Callable 5/6/19 @ 103.19	148,838
405,000	Fly Leasing, Ltd., 5.25%, 10/15/24, Callable 10/15/20 @ 102.63	388,800

		5,095,488

Wireless Telecommunication Ser (0.1%):
30,000	Millicom International Cellular SA, 6.00%, 3/15/25, Callable 3/15/20 @ 103(b)	30,750
700,000	Millicom International Cellular SA, 6.25%, 3/25/29, Callable 3/25/24 @ 103.13(b)	712,250

		743,000

Wireless Telecommunication Services (0.2%):
330,000	Empresa Nacional del Petroleo, 4.38%, 10/30/24(b)	341,138
335,000	Millicom International Cellular SA, 6.63%, 10/15/26, Callable 10/15/21 @ 104.97(b)	350,913

		692,051

Total Yankee Dollars (Cost $64,685,733)		64,279,052

Municipal Bonds (1.4%):
California (0.5%):
400,000	California State, Build America Bonds, GO, 7.50%, 4/1/34	576,380
965,000	California State, Build America Bonds, GO, 7.55%, 4/1/39	1,463,056
460,000	California State, Build America Bonds, GO, 7.30%, 10/1/39	665,698
10,000	California State, Build America Bonds, GO, 7.35%, 11/1/39	14,482

		2,719,616

Illinois (0.9%):
55,000	Chicago Illinois, Taxable Project, Build America Bonds, GO, Series B, 5.63%, 1/1/22	56,192
310,000	Chicago Illinois, Taxable Project, Build America Bonds, GO, Series C1, 7.78%, 1/1/35	356,240
105,000	Chicago Illinois, Taxable Project, Build America Bonds, GO, Series B, 5.43%, 1/1/42	97,753
125,000	Illinois State, Build America Bonds, GO, 4.95%, 6/1/23	128,480
295,000	Illinois State, Build America Bonds, GO, 5.10%, 6/1/33	289,186
315,000	Illinois State, Build America Bonds, GO, 6.63%, 2/1/35	341,107

See accompanying notes to the schedules of portfolio investments.

AZL Fidelity Institutional Asset Management Total Bond Fund

Schedule of Portfolio Investments

March 31, 2019 (Unaudited)

Principal Amount		Fair Value
Municipal Bonds, continued
Illinois, continued
$ 425,000	Illinois State, Build America Bonds, GO, Series 3, 6.73%, 4/1/35	$462,451
10,000	Illinois State, Build America Bonds, GO, Series 3, 5.55%, 4/1/19	10,001
132,000	Illinois State, Build America Bonds, GO, 6.20%, 7/1/21	135,503
1,935,000	Illinois State, Build America Bonds, GO, 7.35%, 7/1/35	2,172,075
420,000	Illinois State, Build America Bonds, GO, 4.00%, 12/1/20	420,008

		4,468,996

Total Municipal Bonds (Cost $6,978,550)		7,188,612

U.S. Government Agency Mortgages (26.3%):
Federal Home Loan Mortgage Corporation (6.1%)
626,607	3.50%, 3/1/32, Pool #C91403	643,971
1,662,798	3.50%, 7/1/32, Pool #C91467	1,708,916
295,545	3.00%, 4/1/33, Pool #G18684	298,368
290,130	4.00%, 6/1/33, Pool #G30718	302,014
854,455	3.00%, 9/1/33, Pool #G18706	862,610
1,454,695	4.00%, 5/1/37, Pool #C91938	1,518,800
1,914,297	5.00%, 2/1/38, Pool #G60365	2,045,694
93,896	3.50%, 4/1/40, Pool #V81744	95,680
116,693	3.50%, 5/1/40, Pool #V81750	118,909
206,509	3.50%, 6/1/40, Pool #V81792	210,447
92,320	3.50%, 8/1/40, Pool #V81886	94,080
76,428	3.50%, 9/1/40, Pool #V81958	77,888
82,920	4.50%, 1/1/41, Pool #A96051	87,342
797,001	4.00%, 1/1/41, Pool #A96413	827,640
652,998	4.00%, 2/1/41, Pool #A96807	678,012
77,611	4.50%, 3/1/41, Pool #A97673	81,763
127,188	4.50%, 4/1/41, Pool #A97942	133,990
348,932	5.00%, 6/1/41, Pool #G06596	379,309
1,756,834	4.50%, 1/1/42, Pool #G60517	1,851,002
70,577	3.50%, 8/1/42, Pool #Q10047	72,204
56,751	3.50%, 8/1/42, Pool #Q10164	58,056
51,371	3.50%, 8/1/42, Pool #Q10392	52,457
67,637	3.50%, 8/1/42, Pool #Q10434	69,198
74,461	3.50%, 9/1/42, Pool #Q11244	76,181
55,087	4.00%, 11/1/42, Pool #Q13121	57,481
45,191	3.50%, 11/1/42, Pool #G07231	46,055
152,952	3.00%, 12/1/42, Pool #C04320	152,467
552,817	3.50%, 4/1/43, Pool #Q17209	563,398
610,827	3.50%, 4/1/43, Pool #G07921	623,832
102,302	4.00%, 5/1/43, Pool #Q18481	106,751
49,413	4.00%, 7/1/43, Pool #Q19597	51,548
659,771	3.00%, 10/1/43, Pool #G08553	661,354
62,076	4.00%, 10/1/43, Pool #Q22499	64,770
369,039	3.50%, 1/1/44, Pool #G07922	378,374
110,676	4.00%, 1/1/44, Pool #V80950	114,533
184,049	3.50%, 1/1/44, Pool #G60271	188,304
366,203	4.00%, 1/1/45, Pool #Q30720	379,463
252,372	4.00%, 2/1/45, Pool #G07949	262,228
59,929	3.50%, 3/1/45, Pool #Q31974	61,213
133,327	3.50%, 3/1/45, Pool #Q32008	136,208
61,431	3.50%, 3/1/45, Pool #Q32328	62,760
41,991	3.00%, 5/1/45, Pool #Q33468	41,832
345,618	3.50%, 5/1/45, Pool #Q33547	351,887
63,009	3.50%, 6/1/45, Pool #Q33791	64,151
265,755	3.00%, 6/1/45, Pool #Q34156	264,747
403,488	3.50%, 6/1/45, Pool #Q34164	410,805
404,441	3.50%, 6/1/45, Pool #Q34311	413,171
71,487	3.00%, 7/1/45, Pool #Q34759	71,526
21,893	3.00%, 7/1/45, Pool #Q34979	21,905
114,669	4.00%, 8/1/45, Pool #Q35845	118,834
24,684	4.00%, 9/1/45, Pool #Q37853	25,508

Principal Amount		Fair Value
U.S. Government Agency Mortgages, continued
Federal Home Loan Mortgage Corporation, continued
$ 453,099	3.50%, 11/1/45, Pool #Q37467	$462,882
16,948	4.00%, 11/1/45, Pool #Q38812	17,553
12,001	4.00%, 2/1/46, Pool #Q38879	12,461
23,174	4.00%, 2/1/46, Pool #Q38782	24,062
30,672	4.00%, 2/1/46, Pool #Q38783	31,784
83,301	4.00%, 4/1/46, Pool #V82292	86,373
16,993	4.00%, 4/1/46, Pool #Q39975	17,623
164,198	3.50%, 5/1/46, Pool #Q40647	166,677
494,865	3.50%, 5/1/46, Pool #G60553	505,315
153,259	3.50%, 5/1/46, Pool #G60603	156,141
436,445	3.50%, 9/1/46, Pool #Q43257	443,553
6,094,145	3.00%, 1/1/47, Pool #G61826	6,074,809
1,297,156	3.00%, 2/1/47, Pool #G08747	1,290,421
24,362	4.00%, 9/1/47, Pool #Q50433	25,264
24,382	4.00%, 10/1/47, Pool #Q51189	25,285
272,032	3.50%, 11/1/47, Pool #Q52086	276,704
22,649	4.00%, 2/1/48, Pool #Q54192	23,429
742,634	3.50%, 2/1/48, Pool #Q54334	753,412
56,147	3.50%, 2/1/48, Pool #G61896	56,995
340,034	3.50%, 3/1/48, Pool #G67710	345,179
512,379	4.00%, 5/1/48, Pool #Q55992	529,435
1,299,745	4.00%, 6/1/48, Pool #G67713	1,348,740
159,348	4.00%, 7/1/48, Pool #Q59935	164,744

		30,878,477

Federal National Mortgage Association (13.0%)
494,805	3.00%, 4/1/32, Pool #BD9809	499,035
299,936	3.00%, 9/1/32, Pool #BM5110	302,569
889,198	3.00%, 12/1/32, Pool #BM5345	897,006
988,271	3.00%, 2/1/33, Pool #MA3283	996,958
2,151,915	3.00%, 2/1/33, Pool #BM5108	2,170,821
392,166	3.00%, 3/1/33, Pool #MA3312	395,615
880,520	3.00%, 4/1/33, Pool #MA3339	888,239
292,674	3.00%, 4/1/33, Pool #BJ8593	295,252
400,000	3.50%, 5/25/33, TBA	408,953
7,823	4.50%, 7/1/33, Pool #729327	8,237
4,715	4.50%, 7/1/33, Pool #720240	4,965
6,684	4.50%, 8/1/33, Pool #723124	7,037
8,779	4.50%, 8/1/33, Pool #727160	9,243
6,108	4.50%, 8/1/33, Pool #727029	6,431
12,891	4.50%, 8/1/33, Pool #726956	13,564
16,961	4.50%, 8/1/33, Pool #726928	17,859
9,244	4.50%, 8/1/33, Pool #729713	9,732
43,675	4.50%, 8/1/33, Pool #729380	45,974
551,658	3.50%, 8/1/33, Pool #MA3438	564,251
267,514	3.50%, 8/1/33, Pool #AL4227	271,119
32,204	4.50%, 9/1/33, Pool #727147	33,902
13,901	4.50%, 9/1/33, Pool #734922	14,634
456,616	3.50%, 10/1/33, Pool #MA3489	467,048
1,851,186	3.00%, 11/1/33, Pool #BM5111	1,869,289
44,767	4.50%, 12/1/33, Pool #AL5321	47,136
19,304	3.50%, 1/1/34, Pool #AS1614	19,545
98,498	3.50%, 1/1/34, Pool #AS1612	99,728
150,290	3.50%, 1/1/34, Pool #AS1611	152,171
46,843	3.50%, 1/1/34, Pool #AS1406	47,429
130,847	3.50%, 1/1/34, Pool #BM5288	133,829
1,060,962	3.50%, 4/25/34, TBA	1,085,165
1,000,000	2.50%, 5/25/34, TBA	993,320
1,750,000	3.00%, 5/25/34, TBA	1,764,697
36,964	6.00%, 10/1/34, Pool #AL2130	40,327
77,435	4.50%, 9/1/35, Pool #AB8198	81,513
739,023	6.00%, 5/1/36, Pool #745512	797,773
354,394	6.00%, 1/1/37, Pool #932030	382,032
68,458	6.00%, 3/1/37, Pool #889506	73,879
95,201	6.00%, 1/1/38, Pool #889371	104,325
283,771	5.00%, 2/1/38, Pool #310165	302,945

See accompanying notes to the schedules of portfolio investments.

AZL Fidelity Institutional Asset Management Total Bond Fund

Schedule of Portfolio Investments

March 31, 2019 (Unaudited)

Principal Amount		Fair Value
U.S. Government Agency Mortgages, continued
Federal National Mortgage Association, continued
$ 33,289	6.00%, 3/1/38, Pool #889219	$36,487
19,035	6.00%, 7/1/38, Pool #889733	20,861
108,828	4.50%, 3/1/39, Pool #AB0051	114,566
527,636	4.50%, 4/1/39, Pool #AB0043	555,495
503,107	5.00%, 6/1/39, Pool #AL7521	543,752
187,835	5.00%, 6/1/39, Pool #AL7550	203,037
588,551	6.00%, 7/1/39, Pool #BF0030	649,226
57,670	4.50%, 11/1/39, Pool #AC5442	60,691
129,486	6.00%, 5/1/40, Pool #AL2129	141,903
79,679	4.00%, 12/1/40, Pool #AA4757	82,601
70,336	4.50%, 2/1/41, Pool #AH5580	73,960
11,434	6.00%, 1/1/42, Pool #AL2128	12,532
102,183	3.50%, 9/1/42, Pool #AP4100	104,370
2,811,466	3.50%, 11/1/42, Pool #AL2866	2,863,544
21,446	3.50%, 12/1/42, Pool #AQ9054	21,906
127,906	3.50%, 1/1/43, Pool #AQ9328	129,752
766,348	3.00%, 1/1/43, Pool #AL3181	763,673
26,358	3.50%, 2/1/43, Pool #AR1797	26,715
762,375	3.00%, 2/1/43, Pool #AT0223	764,198
249,129	3.00%, 2/1/43, Pool #AB7846	250,172
327,926	2.50%, 2/1/43, Pool #AB8465	320,572
33,432	3.50%, 3/1/43, Pool #AR7567	33,884
31,412	3.50%, 3/1/43, Pool #AR6751	31,836
86,946	3.50%, 3/1/43, Pool #AL3409	88,741
158,684	3.50%, 8/1/43, Pool #AL7261	161,610
359,858	3.00%, 9/1/43, Pool #AL5059	361,366
85,573	4.00%, 10/1/43, Pool #BM1167	88,861
403,661	4.50%, 3/1/44, Pool #AL5082	422,230
442,928	3.00%, 6/1/44, Pool #AL7195	444,786
403,496	5.00%, 11/1/44, Pool #AL7307	436,107
39,660	4.00%, 12/1/44, Pool #AW9502	40,844
187,587	4.00%, 12/1/44, Pool #AX8459	194,427
22,015	4.00%, 12/1/44, Pool #AY0045	22,670
97,758	3.50%, 3/1/45, Pool #AY5352	99,805
301,034	4.00%, 3/1/45, Pool #AL6541	311,976
104,714	3.00%, 5/1/45, Pool #AS4972	104,634
99,740	3.50%, 5/1/45, Pool #AY9074	101,834
144,463	3.50%, 5/1/45, Pool #AY9287	147,471
115,990	3.50%, 5/1/45, Pool #AZ0727	118,429
128,709	3.50%, 5/1/45, Pool #AY9324	131,411
121,063	3.50%, 5/1/45, Pool #AZ1192	123,604
124,762	4.00%, 5/1/45, Pool #AZ1207	128,623
62,563	4.00%, 5/1/45, Pool #AZ1876	64,661
1,108,542	3.50%, 6/1/45, Pool #AY5622	1,131,746
68,552	4.00%, 6/1/45, Pool #AZ3341	70,850
219,773	4.00%, 6/1/45, Pool #AY8126	226,710
46,013	5.00%, 6/1/45, Pool #AZ3448	49,457
56,285	4.00%, 6/1/45, Pool #AZ2719	58,167
372,290	4.00%, 6/1/45, Pool #AY8096	383,976
195,899	3.50%, 7/1/45, Pool #AZ3198	200,014
321,852	4.00%, 7/1/45, Pool #AZ0833	332,618
27,521	3.50%, 7/1/45, Pool #AS5312	28,097
724,332	3.50%, 7/1/45, Pool #AZ0814	736,997
264,314	4.00%, 7/1/45, Pool #AZ1783	272,591
247,930	3.00%, 8/1/45, Pool #AS5634	247,741
43,012	3.00%, 8/1/45, Pool #AZ3728	42,979
211,758	3.50%, 8/1/45, Pool #AY8424	215,462
98,465	3.00%, 8/1/45, Pool #AZ8288	98,389
750,586	4.00%, 10/1/45, Pool #AL7593	777,121
147,975	4.00%, 10/1/45, Pool #AL7413	153,212
61,145	4.00%, 11/1/45, Pool #AZ0560	63,059
114,266	3.50%, 12/1/45, Pool #AL7890	116,658
58,367	4.00%, 12/1/45, Pool #AS6350	60,435
26,209	4.00%, 12/1/45, Pool #BC0997	27,028
100,065	4.00%, 12/1/45, Pool #BA6404	103,219

Principal Amount		Fair Value
U.S. Government Agency Mortgages, continued
Federal National Mortgage Association, continued
$ 40,923	4.00%, 2/1/46, Pool #BC2310	$42,448
80,294	4.50%, 2/1/46, Pool #BM5199	84,434
1,367,928	4.00%, 2/1/46, Pool #BC1578	1,417,633
48,273	4.00%, 4/1/46, Pool #BC3920	49,714
316,756	3.50%, 4/1/46, Pool #BC0823	321,639
61,542	4.00%, 4/1/46, Pool #BC7809	63,368
18,629	4.00%, 5/1/46, Pool #BC2276	19,172
243,204	4.00%, 5/1/46, Pool #BC0909	253,680
688,319	3.50%, 5/1/46, Pool #BC0880	699,746
27,782	4.00%, 5/1/46, Pool #BD0975	28,979
656,864	4.00%, 6/1/46, Pool #AL9282	680,784
19,000	4.00%, 6/1/46, Pool #BD3862	19,818
451,208	4.00%, 6/1/46, Pool #BC0960	464,735
92,658	4.00%, 7/1/46, Pool #BC6148	95,445
27,591	4.00%, 7/1/46, Pool #BD3861	28,781
685,946	3.50%, 7/1/46, Pool #AL9515	697,379
241,586	4.00%, 7/1/46, Pool #BC1443	251,982
232,254	3.50%, 8/1/46, Pool #AL8990	236,468
43,678	3.50%, 8/1/46, Pool #BD5247	44,474
128,946	3.50%, 8/1/46, Pool #AL8970	131,286
249,792	4.00%, 8/1/46, Pool #BC1497	260,538
112,396	4.50%, 8/1/46, Pool #AL9111	118,422
114,707	4.00%, 8/1/46, Pool #BD1451	118,169
123,487	4.00%, 9/1/46, Pool #BD1489	127,198
1,374,285	3.00%, 9/1/46, Pool #BC2817	1,370,513
70,244	3.50%, 9/1/46, Pool #BD7792	71,526
1,175,352	3.00%, 9/1/46, Pool #AS7844	1,172,127
23,543	3.50%, 9/1/46, Pool #BD0711	23,904
259,941	4.00%, 9/1/46, Pool #BC2843	271,153
398,394	3.50%, 10/1/46, Pool #BC4760	405,653
312,428	3.50%, 10/1/46, Pool #AL9285	316,697
1,148,358	3.00%, 10/1/46, Pool #AL9397	1,145,205
488,236	3.00%, 10/1/46, Pool #BC4764	485,926
217,713	4.00%, 10/1/46, Pool #BC4754	227,088
44,108	4.00%, 10/1/46, Pool #BD7599	45,439
1,367,662	3.00%, 11/1/46, Pool #MA2806	1,364,870
162,243	3.50%, 11/1/46, Pool #BC9014	165,189
790,609	3.50%, 12/1/46, Pool #BC9077	803,755
1,616,699	3.50%, 12/1/46, Pool #BD8504	1,646,185
61,238	3.50%, 12/1/46, Pool #BE5877	62,355
677,571	3.50%, 1/1/47, Pool #AL9776	688,838
39,611	3.50%, 1/1/47, Pool #BE7834	40,334
192,402	3.50%, 2/1/47, Pool #BE5696	195,619
2,755,906	4.00%, 2/1/47, Pool #AL9779	2,861,688
1,458,797	4.50%, 2/1/47, Pool #AL9846	1,531,303
850,000	2.50%, 4/20/47, TBA	831,672
205,492	4.00%, 5/1/47, Pool #BM1277	212,815
2,201,965	4.00%, 6/1/47, Pool #BE3702	2,270,273
20,670	4.00%, 6/1/47, Pool #BH4269	21,345
149,207	4.00%, 7/1/47, Pool #AS9968	154,529
1,604,009	4.00%, 7/1/47, Pool #BE3774	1,653,002
39,666	4.00%, 12/1/47, Pool #BJ2132	41,083
22,505	4.00%, 12/1/47, Pool #BJ4279	23,208
476,807	3.50%, 1/1/48, Pool #CA1053	483,269
45,772	4.00%, 1/1/48, Pool #BM2006	47,077
23,042	4.00%, 2/1/48, Pool #CA1199	23,814
918,476	3.50%, 2/1/48, Pool #BJ3436	931,005
24,576	4.00%, 3/1/48, Pool #BK1867	25,354
24,593	4.00%, 3/1/48, Pool #BK3214	25,421
55,800	4.00%, 4/1/48, Pool #BK3836	57,672
21,194	4.00%, 4/1/48, Pool #BK4838	21,851
21,942	4.00%, 4/1/48, Pool #BJ8805	22,627
104,757	4.00%, 4/1/48, Pool #CA1545	108,066
23,383	4.00%, 4/1/48, Pool #BK2485	24,167
216,221	4.00%, 4/1/48, Pool #BM3700	223,930

See accompanying notes to the schedules of portfolio investments.

AZL Fidelity Institutional Asset Management Total Bond Fund

Schedule of Portfolio Investments

March 31, 2019 (Unaudited)

Principal Amount		Fair Value
U.S. Government Agency Mortgages, continued
Federal National Mortgage Association, continued
$ 725,000	4.00%, 4/15/48, TBA	$746,184
141,247	4.00%, 5/1/48, Pool #BM3877	145,982
888,190	4.00%, 5/1/48, Pool #BJ2731	918,528
24,603	4.00%, 5/1/48, Pool #BK2527	25,429
368,137	4.50%, 7/1/48, Pool #BK7877	384,644
285,377	4.50%, 10/25/48, Pool #BM4548	300,142
1,440,000	4.00%, 4/20/49, TBA	1,486,800
425,000	3.50%, 4/20/49, TBA	434,164
2,900,000	3.50%, 4/25/49, TBA	2,938,969

		68,854,577

Government National Mortgage Association (7.2%)
14,160	5.00%, 6/15/34, Pool #629493	14,890
8,560	5.00%, 3/15/38, Pool #676766	8,912
3,394	5.00%, 4/15/38, Pool #672672	3,593
14,743	5.00%, 8/15/38, Pool #687818	15,354
108,284	5.00%, 1/15/39, Pool #705997	114,643
1,550	5.00%, 3/15/39, Pool #697946	1,641
232,382	5.00%, 3/15/39, Pool #646746	242,377
258,606	4.00%, 10/15/40, Pool #783143	268,706
76,679	4.00%, 10/20/40, Pool #4833	79,828
224,065	4.00%, 1/20/41, Pool #004922	233,396
605,073	4.50%, 3/20/41, Pool #4978	637,828
438,361	4.00%, 5/20/41, Pool #5054	455,688
214,283	4.50%, 5/20/41, Pool #005055	225,885
194,423	4.50%, 6/15/41, Pool #366975	204,542
139,239	4.50%, 6/20/41, Pool #005082	146,775
496,168	4.00%, 10/20/41, Pool #5203	516,090
542,911	3.50%, 12/20/41, Pool #5258	559,061
954,695	4.00%, 1/20/42, Pool #5280	993,028
57,863	4.00%, 11/20/42, Pool #AB9233	59,820
388,638	3.00%, 12/20/42, Pool #AA5872	390,591
323,801	3.00%, 12/20/42, Pool #MA0624	327,737
3,145,323	3.50%, 1/20/43, Pool #MA0699	3,244,085
57,775	3.00%, 1/20/43, Pool #MA0698	58,477
695,546	3.50%, 2/20/43, Pool #MA0783	715,683
106,201	3.00%, 3/20/43, Pool #AD8812	106,630
88,146	3.50%, 3/20/43, Pool #AD8884	91,014
250,378	3.00%, 3/20/43, Pool #AA6146	253,366
34,090	3.50%, 4/20/43, Pool #AB9891	35,196
587,384	3.50%, 4/20/43, Pool #783976	605,943
92,745	3.50%, 4/20/43, Pool #AD9075	95,030
399,708	4.00%, 4/15/46, Pool #784232	415,278
499,840	3.50%, 5/20/46, Pool #MA3663	511,593
95,601	3.00%, 5/20/46, Pool #MA3662	96,198
691,363	4.00%, 5/20/46, Pool #MA3664	717,733
36,564	3.50%, 5/20/46, Pool #AR9028	37,541
27,795	3.50%, 5/20/46, Pool #AR9166	28,537
36,788	3.50%, 5/20/46, Pool #AS4272	37,766
88,349	3.00%, 6/20/46, Pool #MA3735	88,900
468,955	3.50%, 6/20/46, Pool #MA3736	479,983
140,553	3.50%, 6/20/46, Pool #AT4139	144,297
32,022	3.50%, 6/20/46, Pool #AT4134	32,876
43,624	3.50%, 6/20/46, Pool #AS4285	44,784
260,358	3.50%, 7/20/46, Pool #MA3803	266,210
48,189	3.50%, 7/20/46, Pool #784391	49,310
307,537	3.00%, 8/20/46, Pool #MA3873	309,251
870,767	3.00%, 9/20/46, Pool #MA3936	876,207
45,913	3.00%, 10/20/46, Pool #MA4003	46,169
278,864	3.00%, 11/20/46, Pool #MA4068	280,419
2,966,598	3.00%, 12/20/46, Pool #MA4126	2,985,128
411,140	4.00%, 1/15/47, Pool #AX5831	424,712
409,577	4.00%, 1/15/47, Pool #AX5857	423,156
727,429	3.00%, 1/20/47, Pool #MA4195	731,148
404,618	3.00%, 2/20/47, Pool #MA4261	406,686
409,029	4.00%, 4/20/47, Pool #784303	423,470
462,784	4.00%, 4/20/47, Pool #784304	479,091
75,749	4.00%, 5/20/47, Pool #MA4452	78,266
316,536	4.00%, 6/20/47, Pool #MA4511	327,132
4,694,684	3.50%, 9/20/47, Pool #MA4719	4,799,708
1,509,898	3.00%, 10/20/47, Pool #MA4777	1,515,433
184,067	3.00%, 11/20/47, Pool #MA4836	184,924
1,857,307	3.50%, 1/20/48, Pool #MA4962	1,899,440
322,153	3.00%, 1/20/48, Pool #MA4961	323,456
375,316	4.00%, 4/20/48, Pool #BG3507	387,659
3,550,000	4.50%, 4/20/48, TBA	3,685,897
258,236	4.00%, 4/20/48, Pool #BG7744	266,733
143,902	3.50%, 8/20/48, Pool #MA5397	146,969
990,000	3.00%, 4/20/49, TBA	993,867
209,464	Class JA, Series 2015-H21, 2.50%, 6/20/65, Callable 5/20/21 @ 100	208,564

		35,860,300

Total U.S. Government Agency Mortgages (Cost $135,838,937)		135,593,354

U.S. Treasury Obligations (20.8%):
U.S. Treasury Bonds (4.3%)
3,535,000	2.50%, 2/15/46	3,325,109
17,639,000	3.00%, 2/15/49	18,275,658

		21,600,767

U.S. Treasury Inflation Index Bonds (0.8%)
3,988,986	0.75%, 2/15/45	3,830,888
655,414	1.00%, 2/15/46	667,639

		4,498,527

U.S. Treasury Inflation Index Notes (2.9%)
1,997,820	0.25%, 1/15/25	1,976,392
7,837,613	0.63%, 1/15/26	7,925,010
5,220,799	0.13%, 7/15/26	5,104,487

		15,005,889

U.S. Treasury Notes (12.8%)
21,191,000	1.88%, 3/31/22	20,975,778
5,498,000	1.75%, 6/30/22	5,415,530
19,128,000	1.88%, 7/31/22	18,903,844
6,348,000	2.13%, 3/31/24	6,312,293
2,734,000	2.13%, 7/31/24	2,714,349
2,158,000	2.25%, 12/31/24	2,153,954
3,610,000	2.25%, 2/15/27	3,582,361
4,702,000	3.13%, 11/15/28	4,988,528

		65,046,637

Total U.S. Treasury Obligations (Cost $105,878,442)		106,151,820

Principal Amount		Fair Value
Short-Term Securities Held as Collateral for Securities on Loan (8.4%)(e)
Floating Rate Notes (3.5%)
$ 463,075	Australia & New Zealand Banking, 2.64%, 9/5/19	$463,000
440,062	Australia & New Zealand Banking, 2.64%, 8/23/19	440,000
358,115	Banco Santander SA, 2.79%, 5/23/19	358,000
390,000	Bank of America Corp, 2.62%, 8/14/19	390,000
555,136	Bank of Montreal, 2.81%, 2/3/20	555,000
433,171	Bank of Nova Scotia, 2.85%, 1/23/20	433,000
426,632	Bank of Nova Scotia, 2.88%, 10/15/19	426,444
400,139	Bank of Nova Scotia, 2.69%, 8/14/19	400,000
400,048	BNP Paribas, 2.63%, 8/14/19	400,000
400,141	Commonwealth Bank of Australia, 2.68%, 8/12/19	400,000
480,261	Credit Suisse Group AG, 2.97%, 10/1/19	480,000
399,998	Credit Suisse Group AG, 2.87%, 1/30/20	400,000
523,123	DNB Bank ASA, 2.82%, 1/23/20	523,000
405,000	Groupe BPCE, 2.77%, 3/27/20	405,000
392,021	Groupe BPCE, 2.79%, 11/7/19	392,052
400,048	Groupe Credit Mutuel, 2.63%, 8/14/19	400,000
500,039	HSBC Holdings plc, 2.81%, 2/3/20	500,000
358,998	HSBC Holdings plc, 2.70%, 2/28/20	359,000
379,034	ING Groep NV, 2.73%, 5/24/19	379,000
382,128	Lloyds Banking Group plc, 2.77%, 5/8/19	382,000
400,058	Mizuho Financial Group Inc, 2.65%, 8/5/19	400,000
400,027	Mizuho Financial Group Inc, 2.64%, 8/15/19	400,000
482,047	National Australia Bank Ltd, 2.63%, 8/27/19	482,000
449,998	Nordea Bank ABP, 2.78%, 1/28/20	450,000
449,004	Nordea Bank ABP, 2.64%, 4/1/19	449,000
369,152	Oversea-Chinese Banking Corp Ltd, 2.77%, 5/22/19	369,000
367,071	Oversea-Chinese Banking Corp Ltd, 2.65%, 9/4/19	367,000
509,065	Royal Bank of Canada, 2.61%, 7/10/19	509,000
490,195	Royal Bank of Canada, 2.78%, 8/15/19	490,000
505,079	Skandinaviska Enskilda Banken Ab (Seb), 2.84%, 1/23/20	505,000
464,047	Societe Generale, 2.79%, 5/9/19	464,000
363,124	Societe Generale, 2.87%, 2/19/20	363,000
500,126	Sumitomo Mitsui Financial Gr, 2.66%, 8/1/19	500,000
361,022	Sumitomo Mitsui Financial Gr, 2.58%, 7/8/19	361,000
400,031	Sumitomo Mitsui Trust Holdings, Inc, 2.74%, 4/18/19	400,000
501,278	Svenska Handelsbanken AB, 2.86%, 1/22/20	501,000
357,050	Svenska Handelsbanken AB, 2.84%, 4/1/20	357,283
464,213	Toronto-Dominion Bank, 2.71%, 9/4/19	464,000
400,084	US Bancorp, 2.65%, 5/13/19	400,000
488,180	Westpac Banking Corp, 2.69%, 9/19/19	487,997
399,998	Westpac Banking Corp, 2.78%, 1/27/20	400,000
340,067	Lloyds Banking Group plc, 2.88%, 7/15/19	340,000

		17,944,776
Miscellaneous Investments (4.9%):
24,966,678	Short-Term Investments(f)	24,966,678

Total Short-Term Securities Held as Collateral for Securities on Loan (Cost $42,911,454)		42,911,454

Shares		Fair Value
Unaffiliated Investment Company (3.7%):
18,782,361	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 2.27%(f)	18,782,361

Total Unaffiliated Investment Company (Cost $18,782,361)		18,782,361

Total Investment Securities (Cost $570,919,658) - 111.9%		573,292,634
Net other assets (liabilities) - (11.9)%		(61,761,085)

Net Assets - 100.0%		$511,531,549

See accompanying notes to the schedules of portfolio investments.

AZL Fidelity Institutional Asset Management Total Bond Fund

Schedule of Portfolio Investments

March 31, 2019 (Unaudited)

Percentages indicated are based on net assets as of March 31, 2019.

GO	-	General Obligation
H15T5Y	-	5 Year Treasury Constant Maturity Rate
LIBOR	-	London Interbank Offered Rate
LIBOR01M	-	1 Month US Dollar LIBOR
MTN	-	Medium Term Note
TBA	-	To Be Announced Security
US0003M	-	3 Month US Dollar LIBOR
USSW5	-	USD 5 Year Swap Rate

*	Non-income producing security.
^	This security or a partial position of this security was on loan as of March 31, 2019. The total value of securities on loan as of March 31, 2019, was $41,284,728.
(a)

Security was valued using unobservable inputs in good faith pursuant to procedures approved by the Board of Trustees as of March 31, 2019. The total of all such securities represent 0.00% of the net assets of the fund.

(b)

Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors. The sub-adviser has deemed these securities to be liquid based on procedures approved by the Board of Trustees.

(c)

The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate presented is the rate in effect at March 31, 2019.

(d)	Defaulted bond.
(e)

Represents various short-term investments purchased with cash collateral held from securities lending. The value of the collateral could included collateral held for securities that were sold on or before March 31, 2019.

(f)	The rate represents the effective yield at March 31, 2019.
†	Represents less than 0.05%.

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investments as of March 31, 2019:

Country	Percentage
Argentina	0.2%
Australia	0.2%
Bermuda	0.2%
Canada	0.9%
Cayman Islands	0.6%
Chile	0.1%
Dominican Republic	0.3%
France	0.1%
Germany	0.6%
Guernsey	0.6%
Ireland	1.0%
Italy	0.3%
Jersey	0.1%
Luxembourg	1.0%
Mexico	1.7%
Netherlands	1.4%
Turkey	0.2%
United Kingdom	1.9%
United States	88.6%

100.0%

See accompanying notes to the schedules of portfolio investments.

AZL Fidelity Institutional Asset Management Total Bond Fund

Schedule of Portfolio Investments

March 31, 2019 (Unaudited)

Securities Sold Short (-1.3%):

At March 31, 2019, The Fund’s securities sold short were as follows:

Security Description	Coupon Rate	Maturity Date	Par Amount	Proceeds Received	Fair Value	Unrealized Appreciation/ (Depreciation)
U.S. Government Agency Mortgages
Federal National Mortgage Association
Federal National Mortgage Association, TBA	4.00%	4/15/48	$(1,300,000)	$(1,332,094)	$(1,337,984)	$(5,890)
Federal National Mortgage Association, TBA	3.50%	4/25/34	(1,200,000)	(1,226,813)	(1,227,375)	(562)
Federal National Mortgage Association, TBA	3.50%	4/25/49	(3,975,000)	(4,031,535)	(4,028,415)	3,120
Federal National Mortgage Association, TBA	2.50%	4/20/47	(150,000)	(147,070)	(146,766)	304
Federal National Mortgage Association, TBA	3.50%	4/20/49	(500,000)	(507,031)	(510,781)	(3,750)
Federal National Mortgage Association, TBA	4.00%	4/20/49	(100,000)	(102,609)	(103,250)	(641)

				$(7,347,152)	$(7,354,571)	$(7,419)

See accompanying notes to the schedules of portfolio investments.

AZL Russell 1000 Growth Index Fund

Schedule of Portfolio Investments

March 31, 2019 (Unaudited)

Shares		Fair Value
Common Stocks (98.0%):
Aerospace & Defense (3.4%):
36,275	Boeing Co. (The)	$13,836,011
6,644	BWX Technologies, Inc.^	329,410
266	Curtiss-Wright Corp.	30,148
7,654	General Dynamics Corp.	1,295,669
8,009	Harris Corp.^	1,279,117
2,638	HEICO Corp.^	250,267
5,191	HEICO Corp., Class A^	436,355
1,254	Hexcel Corp.	86,727
2,501	Huntington Ingalls Industries, Inc.	518,207
15,170	Lockheed Martin Corp.	4,553,427
10,651	Northrop Grumman Corp.	2,871,510
19,419	Raytheon Co.	3,535,812
7,126	Spirit AeroSystems Holdings, Inc., Class A	652,243
2,820	Textron, Inc.	142,861
3,274	TransDigm Group, Inc.*^	1,486,363

		31,304,127

Air Freight & Logistics (1.1%):
9,209	C.H. Robinson Worldwide, Inc.^	801,091
11,631	Expeditors International of Washington, Inc.^	882,793
16,527	FedEx Corp.	2,998,163
46,795	United Parcel Service, Inc., Class B	5,228,873
8,513	XPO Logistics, Inc.*	457,489

		10,368,409

Airlines (0.2%):
10,866	Delta Air Lines, Inc.	561,229
24,373	Southwest Airlines Co.	1,265,202

		1,826,431

Auto Components (0.1%):
15,219	Aptiv plc^	1,209,758
3,334	Garrett Motion, Inc.*	49,110
11,893	Gentex Corp.^	245,947
456	Lear Corp.	61,884
1,320	Visteon Corp.*	88,902

		1,655,601

Automobiles (0.3%):
9,275	Tesla Motors, Inc.*^	2,595,701
2,818	Thor Industries, Inc.^	175,759

		2,771,460

Banks (0.2%):
392	BOK Financial Corp.^	31,968
558	Comerica, Inc.	40,913
868	East West Bancorp, Inc.	41,638
2,245	Pinnacle Financial Partners, Inc.	122,802
2,179	Signature Bank	279,064
2,744	SVB Financial Group*	610,155
3,363	Synovus Financial Corp.	115,553
2,274	Texas Capital Bancshares, Inc.*	124,138
3,931	Western Alliance Bancorp*	161,328

		1,527,559

Beverages (2.7%):
3,470	Brown-Forman Corp., Class A^	177,560
18,858	Brown-Forman Corp., Class B^	995,325
201,066	Coca-Cola Co. (The)	9,421,953
10,493	Constellation Brands, Inc., Class C	1,839,738
12,372	Keurig Dr Pepper, Inc.^	346,045
27,009	Monster Beverage Corp.*	1,474,151
85,140	PepsiCo, Inc.	10,433,907

		24,688,679

Biotechnology (4.5%):
102,665	AbbVie, Inc.	8,273,772
3,125	Agios Pharmaceuticals, Inc.*^	210,750
12,030	Alexion Pharmaceuticals, Inc.*	1,626,215

Shares		Fair Value
Common Stocks, continued
Biotechnology, continued
10,319	Alkermes plc*	$376,540
5,643	Alnylam Pharmaceuticals, Inc.*^	527,338
40,192	Amgen, Inc.	7,635,676
12,621	Biogen Idec, Inc.*	2,983,352
11,938	BioMarin Pharmaceutical, Inc.*	1,060,453
2,502	Bluebird Bio, Inc.*	393,640
47,533	Celgene Corp.*	4,484,263
8,058	Exact Sciences Corp.*^	697,984
19,502	Exelixis, Inc.*	464,148
64,412	Gilead Sciences, Inc.	4,187,424
11,807	Incyte Corp.*	1,015,520
8,461	Ionis Pharmaceuticals, Inc.*	686,779
1,451	Moderna, Inc.*^	29,528
6,005	Neurocrine Biosciences, Inc.*	529,041
5,454	Regeneron Pharmaceuticals, Inc.*	2,239,521
3,324	Sage Therapeutics, Inc.*	528,682
4,546	Sarepta Therapeutics, Inc.*	541,838
7,333	Seattle Genetics, Inc.*^	537,069
17,282	Vertex Pharmaceuticals, Inc.*	3,179,024

		42,208,557

Building Products (0.3%):
9,716	A.O. Smith Corp.^	518,057
5,325	Allegion plc	483,031
2,988	Armstrong World Industries, Inc.	237,307
4,022	Fortune Brands Home & Security, Inc.	191,487
2,265	Lennox International, Inc.^	598,867
13,524	Masco Corp.	531,628
5,430	Resideo Technologies, Inc.*	104,745

		2,665,122

Capital Markets (2.1%):
1,441	Ameriprise Financial, Inc.	184,592
6,997	CBOE Holdings, Inc.	667,794
81,350	Charles Schwab Corp. (The)	3,478,526
2,790	CME Group, Inc.	459,178
3,627	E*TRADE Financial Corp.	168,402
7,484	Eaton Vance Corp.^	301,680
2,738	Evercore Partners, Inc., Class A	249,158
2,523	FactSet Research Systems, Inc.^	626,385
4,683	Interactive Brokers Group, Inc., Class A^	242,954
19,629	Intercontinental Exchange, Inc.	1,494,552
6,869	Lazard, Ltd., Class A	248,246
5,593	LPL Financial Holdings, Inc.	389,552
2,506	MarketAxess Holdings, Inc.^	616,676
11,281	Moody’s Corp.	2,042,876
1,216	Morningstar, Inc.	153,204
5,578	MSCI, Inc., Class A	1,109,130
3,898	Northern Trust Corp.	352,418
2,620	Raymond James Financial, Inc.	210,674
16,825	S&P Global, Inc.	3,542,504
8,680	SEI Investments Co.	453,530
1,534	State Street Corp.	100,953
14,609	T. Rowe Price Group, Inc.	1,462,653
18,820	TD Ameritrade Holding Corp.	940,812
3,093	Virtu Financial, Inc.^	73,459

		19,569,908

Chemicals (1.3%):
5,318	Axalta Coating Systems, Ltd.*	134,067
5,431	Celanese Corp., Series A^	535,551
11,686	Chemours Co. (The)^	434,252
7,777	Ecolab, Inc.	1,372,951
7,902	Element Solutions, Inc.*	79,810
3,790	FMC Corp.^	291,148

See accompanying notes to the schedules of portfolio investments.

AZL Russell 1000 Growth Index Fund

Schedule of Portfolio Investments

March 31, 2019 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Chemicals, continued
3,290	International Flavor & Fragrances, Inc.^	$423,719
22,059	Linde plc^	3,880,840
9,907	LyondellBasell Industries NV, Class A	832,981
492	NewMarket Corp.^	213,312
1,138	PPG Industries, Inc.	128,446
1,900	RPM International, Inc.^	110,276
1,311	Scotts Miracle-Gro Co. (The)^	103,018
5,629	Sherwin Williams Co.	2,424,466
3,354	W.R. Grace & Co.	261,746
2,217	Westlake Chemical Corp.	150,446

		11,377,029

Commercial Services & Supplies (0.6%):
5,782	Cintas Corp.	1,168,600
13,568	Copart, Inc.*^	822,085
8,602	KAR Auction Services, Inc.	441,369
871	Republic Services, Inc., Class A	70,011
9,698	Rollins, Inc.^	403,631
24,470	Waste Management, Inc.	2,542,677

		5,448,373

Communications Equipment (0.4%):
3,900	Arista Networks, Inc.*	1,226,394
3,993	F5 Networks, Inc.*^	626,621
1,294	Motorola Solutions, Inc.	181,703
6,151	Palo Alto Networks, Inc.*^	1,493,956
1,065	Ubiquiti Networks, Inc.	159,441

		3,688,115

Construction & Engineering (0.0%†):
2,893	Quanta Services, Inc.	109,182

Construction Materials (0.2%):
2,565	Eagle Materials, Inc., Class A^	216,230
3,883	Martin Marietta Materials, Inc.^	781,182
8,302	Vulcan Materials Co.	982,956

		1,980,368

Consumer Finance (0.6%):
32,247	American Express Co.	3,524,597
2,496	Capital One Financial Corp.	203,898
674	Credit Acceptance Corp.*	304,601
10,198	Discover Financial Services	725,690
619	Onemain Holdings, Inc.	19,653
1,162	Santander Consumer USA Holdings, Inc.	24,553
16,917	Synchrony Financial	539,652

		5,342,644

Containers & Packaging (0.3%):
5,812	Avery Dennison Corp.	656,757
4,489	Berry Global Group, Inc.*	241,822
8,733	Crown Holdings, Inc.*	476,560
2,930	Graphic Packaging Holding Co.	37,006
3,010	International Paper Co.^	139,273
6,364	Packaging Corp. of America	632,454
5,908	Sealed Air Corp.^	272,122
1,521	Silgan Holdings, Inc.	45,067

		2,501,061

Distributors (0.1%):
3,465	LKQ Corp.*	98,337
2,640	Pool Corp.^	435,521

		533,858

Diversified Consumer Services (0.2%):
3,333	Bright Horizons Family Solutions, Inc.*	423,658
5,705	Frontdoor, Inc.*	196,366
3,166	Grand Canyon Education, Inc.*	362,539

Shares		Fair Value
Common Stocks, continued
Diversified Consumer Services, continued
2,440	H&R Block, Inc.	$58,414
5,668	Service Corp. International^	227,570
9,226	ServiceMaster Global Holdings, Inc.*^	430,853

		1,699,400

Diversified Financial Services (0.4%):
16,568	Berkshire Hathaway, Inc., Class B*	3,328,346
672	Voya Financial, Inc.	33,573

		3,361,919

Diversified Telecommunication Services (0.0%†):
15,393	Zayo Group Holdings, Inc.*^	437,469

Electrical Equipment (0.4%):
2,983	AMETEK, Inc.	247,500
29,324	Emerson Electric Co.	2,007,813
2,570	Hubbell, Inc.^	303,209
8,108	Rockwell Automation, Inc.^	1,422,630
5,978	Sensata Technologies Holding plc*	269,130

		4,250,282

Electronic Equipment, Instruments & Components (0.6%):
19,964	Amphenol Corp., Class A	1,885,400
9,893	CDW Corp.	953,388
11,352	Cognex Corp.^	577,363
1,134	Coherent, Inc.*	160,710
658	FLIR Systems, Inc.	31,308
2,417	IPG Photonics Corp.*	366,852
1,368	Littlelfuse, Inc.^	249,633
6,161	National Instruments Corp.	273,302
3,552	Zebra Technologies Corp., Class A*	744,251

		5,242,207

Energy Equipment & Services (0.2%):
58,929	Halliburton Co.	1,726,619
1,711	RPC, Inc.^	19,523

		1,746,142

Entertainment (2.5%):
50,994	Activision Blizzard, Inc.	2,321,757
20,077	Electronic Arts, Inc.*	2,040,426
191	Lions Gate Entertainment Corp., Class A	2,987
704	Lions Gate Entertainment Corp., Class B	10,631
9,371	Live Nation, Inc.*	595,433
109	Madison Square Garden Co. (The), Class A*	31,951
28,227	Netflix, Inc.*	10,064,619
4,427	Take-Two Interactive Software, Inc.*	417,776
72,338	Walt Disney Co. (The)	8,031,688

		23,517,268

Equity Real Estate Investment Trusts (2.3%):
630	Alexandria Real Estate Equities, Inc.	89,813
29,680	American Tower Corp.	5,848,740
3,331	Colony Capital, Inc.	17,721
2,492	Coresite Realty Corp.	266,694
21,078	Crown Castle International Corp.	2,697,984
5,593	Equinix, Inc.	2,534,524
5,827	Equity Lifestyle Properties, Inc.	666,026
7,065	Extra Space Storage, Inc.^	719,994
5,140	Gaming & Leisure Properties, Inc.	198,250
1,534	Hudson Pacific Properties, Inc.	52,800
5,288	Lamar Advertising Co., Class A	419,127
222	Life Storage, Inc.	21,594
1,247	Omega Healthcare Investors, Inc.	47,573
10,023	Public Storage, Inc.	2,182,809

See accompanying notes to the schedules of portfolio investments.

AZL Russell 1000 Growth Index Fund

Schedule of Portfolio Investments

March 31, 2019 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Equity Real Estate Investment Trusts, continued
7,557	SBA Communications Corp.*	$1,508,831
19,103	Simon Property Group, Inc.	3,480,758
4,005	Taubman Centers, Inc.	211,784

		20,965,022

Food & Staples Retailing (1.0%):
29,602	Costco Wholesale Corp.	7,167,829
8,797	Sprouts Farmers Market, Inc.*^	189,487
31,736	Sysco Corp.	2,118,695
978	US Foods Holding Corp.*	34,142

		9,510,153

Food Products (0.2%):
8,467	Campbell Soup Co.^	322,847
1,993	General Mills, Inc.^	103,138
8,601	Hershey Co. (The)	987,653
8,535	Kellogg Co.^	489,738
437	McCormick & Co.^	65,825
2,577	Post Holdings, Inc.*	281,924

		2,251,125

Health Care Equipment & Supplies (2.6%):
2,884	ABIOMED, Inc.*	823,642
5,363	Align Technology, Inc.*	1,524,862
3,833	Baxter International, Inc.	311,661
1,624	Becton, Dickinson & Co.^	405,562
71,718	Boston Scientific Corp.*	2,752,537
2,482	Cantel Medical Corp.^	166,021
547	Cooper Cos., Inc. (The)	162,005
5,853	DexCom, Inc.*	697,092
14,209	Edwards Lifesciences Corp.*	2,718,608
2,944	Hill-Rom Holdings, Inc.	311,652
1,076	ICU Medical, Inc.*	257,519
5,798	IDEXX Laboratories, Inc.*	1,296,433
3,894	Insulet Corp.*	370,280
3,801	Integra LifeSciences Holdings Corp.*	211,792
7,690	Intuitive Surgical, Inc.*	4,387,760
3,150	Masimo Corp.*	435,582
2,114	Penumbra, Inc.*^	310,779
9,505	ResMed, Inc.^	988,235
23,128	Stryker Corp.	4,568,242
618	Teleflex, Inc.^	186,735
6,178	Varian Medical Systems, Inc.*	875,546
1,184	West Pharmaceutical Services, Inc.^	130,477

		23,893,022

Health Care Providers & Services (2.9%):
10,369	AmerisourceBergen Corp.^	824,543
24,228	Centene Corp.*	1,286,507
1,074	Chemed Corp.	343,755
7,110	Cigna Corp.	1,143,430
622	Covetrus, Inc.*^	19,811
6,512	CVS Health Corp.	351,192
4,540	DaVita, Inc.*	246,477
6,673	Encompass Health Corp.	389,703
13,133	HCA Healthcare, Inc.	1,712,281
1,556	Henry Schein, Inc.*^	93,531
8,694	Humana, Inc.	2,312,604
382	Laboratory Corp. of America Holdings*	58,438
1,565	McKesson Corp.	183,199
3,541	Molina Healthcare, Inc.*^	502,680
1,223	Premier, Inc., Class A*^	42,181
64,790	UnitedHealth Group, Inc.	16,019,975
3,125	WellCare Health Plans, Inc.*	842,969

		26,373,276

Shares		Fair Value
Common Stocks, continued
Health Care Technology (0.2%):
9,314	Cerner Corp.*	$532,854
8,369	Veeva Systems, Inc., Class A*	1,061,691

		1,594,545

Hotels, Restaurants & Leisure (2.1%):
1,636	Chipotle Mexican Grill, Inc.*	1,162,067
2,374	Choice Hotels International, Inc.^	184,555
4,252	Darden Restaurants, Inc.	516,490
2,788	Domino’s Pizza, Inc.^	719,583
5,562	Dunkin’ Brands Group, Inc.^	417,706
7,228	Extended Stay America, Inc.	129,743
6,466	Hilton Grand Vacations, Inc.*	199,476
18,660	Hilton Worldwide Holdings, Inc.	1,550,833
14,688	Las Vegas Sands Corp.	895,380
19,142	Marriott International, Inc., Class A^	2,394,473
10,227	McDonald’s Corp.	1,942,107
2,984	MGM Resorts International	76,569
4,953	Six Flags Entertainment Corp.^	244,431
81,833	Starbucks Corp.	6,083,466
2,711	Vail Resorts, Inc.^	589,100
12,594	Wendy’s Co. (The)	225,307
6,788	Wyndham Hotels & Resorts, Inc.	339,332
6,447	Wyndham Worldwide Corp.	261,039
6,896	Wynn Resorts, Ltd.	822,831
1,974	Yum China Holdings, Inc.	88,652
6,068	Yum! Brands, Inc.	605,647

		19,448,787

Household Durables (0.2%):
13,605	D.R. Horton, Inc.^	562,975
10,102	Lennar Corp., Class A^	495,907
551	Lennar Corp., Class B	21,555
213	NVR, Inc.*	589,372
5,197	PulteGroup, Inc.	145,308
3,266	Tempur Sealy International, Inc.*^	188,350
4,626	Toll Brothers, Inc.^	167,461

		2,170,928

Household Products (0.6%):
13,995	Church & Dwight Co., Inc.	996,864
7,538	Clorox Co. (The)^	1,209,547
10,709	Colgate-Palmolive Co.	733,995
2,402	Energizer Holdings, Inc.^	107,922
20,222	Kimberly-Clark Corp.	2,505,506
1,269	Spectrum Brands Holdings, Inc.^	69,516

		5,623,350

Industrial Conglomerates (1.3%):
31,656	3M Co., Class C	6,577,484
30,647	Honeywell International, Inc.	4,870,421
1,254	Roper Industries, Inc.	428,830

		11,876,735

Insurance (1.0%):
105	Alleghany Corp.*	64,302
8,657	American International Group, Inc.	372,770
16,272	Aon plc	2,777,630
4,431	Arch Capital Group, Ltd.*^	143,209
684	Axis Capital Holdings, Ltd.	37,470
970	Brown & Brown, Inc.^	28,625
1,268	Erie Indemnity Co., Class A	226,363
1,087	Everest Re Group, Ltd.	234,748
76	Markel Corp.*	75,714
16,050	Marsh & McLennan Cos., Inc.	1,507,095
39,261	Progressive Corp. (The)	2,830,326
181	RenaissanceRe Holdings, Ltd.^	25,974
3,436	Travelers Cos., Inc. (The)	471,282

		8,795,508

See accompanying notes to the schedules of portfolio investments.

AZL Russell 1000 Growth Index Fund

Schedule of Portfolio Investments

March 31, 2019 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Interactive Media & Services (8.5%):
20,249	Alphabet, Inc., Class A*	$23,830,846
20,628	Alphabet, Inc., Class C*	24,203,039
161,110	Facebook, Inc., Class A*	26,855,425
5,034	IAC/InterActiveCorp.*	1,057,694
3,561	Match Group, Inc.^	201,588
7,174	TripAdvisor, Inc.*^	369,102
48,432	Twitter, Inc.*	1,592,444
2,773	Zillow Group, Inc., Class A*	94,837
5,867	Zillow Group, Inc., Class C*^	203,820

		78,408,795

Internet & Direct Marketing Retail (6.2%):
27,884	Amazon.com, Inc.*	49,654,433
3,133	Booking Holdings, Inc.*	5,466,803
12,606	eBay, Inc.	468,187
7,959	Expedia, Inc.	947,121
6,076	GrubHub, Inc.*	422,100
3,858	Wayfair, Inc., Class A*^	572,720

		57,531,364

IT Services (9.1%):
43,573	Accenture plc, Class C	7,669,720
9,938	Akamai Technologies, Inc.*^	712,654
3,255	Alliance Data Systems Corp.	569,560
29,503	Automatic Data Processing, Inc.	4,712,809
9,699	Black Knight, Inc.*	528,596
8,741	Booz Allen Hamilton Holding Corp.	508,202
7,802	Broadridge Financial Solutions, Inc.	808,989
35,074	Cognizant Technology Solutions Corp., Class A	2,541,111
3,633	CoreLogic, Inc.*	135,366
3,449	Epam Systems, Inc.*	583,329
1,637	Euronet Worldwide, Inc.*^	233,420
1,897	Fidelity National Information Services, Inc.	214,551
36,536	First Data Corp., Class A*	959,801
26,944	Fiserv, Inc.*^	2,378,616
5,758	FleetCor Technologies, Inc.*	1,419,865
5,969	Gartner, Inc.*	905,378
3,634	Genpact, Ltd.	127,844
10,731	Global Payments, Inc.^	1,464,996
11,381	GoDaddy, Inc., Class A*	855,737
44,745	International Business Machines Corp.	6,313,520
5,271	Jack Henry & Associates, Inc.^	731,299
61,595	MasterCard, Inc., Class A	14,502,543
5,985	Okta, Inc.*	495,139
21,688	Paychex, Inc.^	1,739,378
79,524	PayPal Holdings, Inc.*	8,257,772
15,005	Sabre Corp.	320,957
19,794	Square, Inc., Class A*^	1,482,966
2,579	Switch, Inc., Class A	26,589
5,752	Teradata Corp.*	251,075
12,096	Total System Services, Inc.	1,149,241
5,920	Twilio, Inc., Series A*^	764,746
6,940	VeriSign, Inc.*	1,260,026
119,377	Visa, Inc., Class A^	18,645,493
8,356	Western Union Co.^	154,335
2,812	WEX, Inc.*	539,876
1,868	Worldpay, Inc., Class A*	212,018

		84,177,517

Leisure Products (0.1%):
679	Brunswick Corp.	34,174
6,198	Hasbro, Inc.^	526,954
5,064	Mattel, Inc.*^	65,832
3,973	Polaris Industries, Inc.^	335,440

		962,400

Shares		Fair Value
Common Stocks, continued
Life Sciences Tools & Services (0.8%):
2,518	Bio-Techne Corp.	$499,949
2,726	Bruker Corp.	104,787
2,346	Charles River Laboratories International, Inc.*	340,757
9,938	Illumina, Inc.*	3,087,638
1,660	Mettler-Toledo International, Inc.*^	1,200,180
3,922	PRA Health Sciences, Inc.*	432,557
1,577	Thermo Fisher Scientific, Inc.	431,656
4,714	Waters Corp.*^	1,186,561

		7,284,085

Machinery (2.1%):
7,873	Allison Transmission Holdings, Inc.^	353,655
35,667	Caterpillar, Inc.	4,832,521
3,594	Cummins, Inc.	567,385
21,645	Deere & Co.^	3,459,737
8,112	Donaldson Co., Inc.^	406,087
18,255	Fortive Corp.	1,531,412
2,807	Gardner Denver Holdings, Inc.*	78,063
11,343	Graco, Inc.^	561,705
4,852	IDEX Corp.	736,242
22,388	Illinois Tool Works, Inc.^	3,213,350
8,953	Ingersoll-Rand plc	966,476
4,091	Lincoln Electric Holdings, Inc.^	343,112
2,203	Middleby Corp. (The)*^	286,456
3,689	Nordson Corp.^	488,866
1,532	Parker Hannifin Corp.	262,922
7,096	Toro Co.	488,489
3,463	WABCO Holdings, Inc.*	456,527
2,046	Wabtec Corp.	150,831
8,307	Welbilt, Inc.*	136,069
6,845	Xylem, Inc.	541,029

		19,860,934

Media (0.6%):
3,008	AMC Networks, Inc., Class A*	170,734
290	Cable One, Inc.^	284,600
21,943	CBS Corp., Class B	1,042,951
8,107	Charter Communications, Inc., Class A*^	2,812,400
2,400	Interpublic Group of Cos., Inc. (The)	50,424
9,886	Omnicom Group, Inc.	721,579
111,605	Sirius XM Holdings, Inc.	632,800

		5,715,488

Metals & Mining (0.1%):
1,898	Royal Gold, Inc.^	172,585
5,636	Southern Copper Corp.^	223,637
2,286	Steel Dynamics, Inc.	80,627

		476,849

Multiline Retail (0.3%):
17,972	Dollar General Corp.	2,144,060
2,750	Dollar Tree, Inc.*	288,860
7,984	Nordstrom, Inc.^	354,330

		2,787,250

Oil, Gas & Consumable Fuels (0.5%):
11,360	Anadarko Petroleum Corp.	516,653
9,221	Antero Resources Corp.*^	81,421
1,890	Apache Corp.^	65,507
21,105	Cabot Oil & Gas Corp.	550,841
10,981	Cheniere Energy, Inc.*	750,661
8,659	Chesapeake Energy Corp.*^	26,843
755	Cimarex Energy Co.	52,775
1,733	Concho Resources, Inc.	192,294
3,043	Continental Resources, Inc.*	136,235
1,711	Diamondback Energy, Inc.^	173,718
4,342	EOG Resources, Inc.	413,272
3,559	Kosmos Energy, Ltd.	22,173

See accompanying notes to the schedules of portfolio investments.

AZL Russell 1000 Growth Index Fund

Schedule of Portfolio Investments

March 31, 2019 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Oil, Gas & Consumable Fuels, continued
11,402	ONEOK, Inc.	$796,315
12,191	Parsley Energy, Inc., Class A*	235,286
6,370	Pioneer Natural Resources Co.	970,023

		4,984,017

Personal Products (0.3%):
14,481	Estee Lauder Co., Inc. (The), Class A^	2,397,330
1,309	Herbalife, Ltd.*^	69,364
1,104	Nu Skin Enterprises, Inc., Class A	52,837

		2,519,531

Pharmaceuticals (1.9%):
58,919	Bristol-Myers Squibb Co.	2,811,025
2,444	Catalent, Inc.*^	99,202
10,463	Elanco Animal Health, Inc.*	335,548
36,825	Eli Lilly & Co.	4,778,413
3,713	Jazz Pharmaceuticals plc*^	530,773
32,745	Johnson & Johnson Co.	4,577,425
11,819	Merck & Co., Inc.	982,986
10,684	Nektar Therapeutics*	358,982
32,784	Zoetis, Inc.	3,300,365

		17,774,719

Professional Services (0.5%):
2,417	CoStar Group, Inc.*	1,127,337
2,227	Equifax, Inc.	263,900
7,886	Robert Half International, Inc.	513,852
12,378	TransUnion	827,346
10,831	Verisk Analytics, Inc.^	1,440,522

		4,172,957

Real Estate Management & Development (0.1%):
10,394	CBRE Group, Inc., Class A*	513,983
1,099	Howard Hughes Corp. (The)*^	120,890

		634,873

Road & Rail (1.2%):
24,686	CSX Corp.	1,847,007
759	Genesee & Wyoming, Inc., Class A*	66,139
5,833	J.B. Hunt Transport Services, Inc.	590,825
2,686	Landstar System, Inc.^	293,822
4,421	Old Dominion Freight Line, Inc.^	638,348
724	Schneider National, Inc.^	15,240
45,044	Union Pacific Corp.	7,531,356

		10,982,737

Semiconductors & Semiconductor Equipment (4.0%):
63,387	Advanced Micro Devices, Inc.*^	1,617,636
3,883	Analog Devices, Inc.	408,763
64,556	Applied Materials, Inc.	2,560,291
16,463	Broadcom, Inc.	4,950,589
16,823	Cypress Semiconductor Corp.	250,999
11,003	KLA-Tencor Corp.	1,313,868
10,322	Lam Research Corp.^	1,847,741
9,922	Marvell Technology Group, Ltd.^	197,349
18,366	Maxim Integrated Products, Inc.	976,520
15,843	Microchip Technology, Inc.^	1,314,335
59,317	Micron Technology, Inc.*^	2,451,572
3,723	MKS Instruments, Inc.	346,425
2,729	Monolithic Power Systems, Inc.	369,752
39,436	NVIDIA Corp.^	7,081,129
1,254	NXP Semiconductors NV	110,841
27,882	ON Semiconductor Corp.*	573,533
8,316	Skyworks Solutions, Inc.	685,904
1,973	Teradyne, Inc.^	78,604
65,155	Texas Instruments, Inc.	6,910,992
2,844	Universal Display Corp.	434,705
7,403	Versum Materials, Inc.	372,445
17,241	Xilinx, Inc.	2,185,986

		37,039,979

Shares		Fair Value
Common Stocks, continued
Software (11.5%):
3,640	2u, Inc.*^	$257,894
33,311	Adobe Systems, Inc.*	8,877,047
5,625	ANSYS, Inc.*	1,027,744
4,439	Aspen Technology, Inc.*	462,810
6,837	Atlassian Corp. plc, Class A*^	768,410
12,463	Autodesk, Inc.*	1,941,985
18,896	Cadence Design Systems, Inc.*	1,200,085
8,408	CDK Global, Inc.	494,559
2,231	Ceridian HCM Holding, Inc.*	114,450
9,124	Citrix Systems, Inc.	909,298
5,206	DocuSign, Inc.*^	269,879
499	Elastic NV*	39,855
1,920	Fair Isaac Corp.*	521,530
8,636	FireEye, Inc.*^	144,998
9,501	Fortinet, Inc.*	797,799
5,437	Guidewire Software, Inc.*^	528,259
16,748	Intuit, Inc.	4,378,095
2,252	LogMeIn, Inc.	180,385
4,488	Manhattan Associates, Inc.*^	247,334
486,342	Microsoft Corp.	57,359,174
9,503	Nutanix, Inc., Class A*^	358,643
15,880	Oracle Corp.	852,915
3,253	Paycom Software, Inc.*^	615,240
2,621	Pegasystems, Inc.	170,365
2,921	Pluralsight, Inc., Class A*^	92,713
3,470	Proofpoint, Inc.*	421,362
7,812	PTC, Inc.*	720,110
4,838	RealPage, Inc.*^	293,618
11,983	Red Hat, Inc.*^	2,189,294
4,664	Ringcentral, Inc.*	502,779
49,253	Salesforce.com, Inc.*	7,800,197
12,034	ServiceNow, Inc.*	2,966,261
1,728	SolarWinds Corp.*^	33,731
9,901	Splunk, Inc.*	1,233,665
13,406	SS&C Technologies Holdings, Inc.	853,828
995	Synopsys, Inc.*	114,574
4,777	Tableau Software, Inc., Class A*^	608,017
2,600	Tyler Technologies, Inc.*	531,440
2,052	Ultimate Software Group, Inc. (The)*	677,427
4,896	VMware, Inc., Class A^	883,777
9,821	Workday, Inc., Class A*^	1,893,980
7,163	Zendesk, Inc.*	608,855

		104,944,381

Specialty Retail (3.8%):
1,464	Advance Auto Parts, Inc.	249,656
1,484	AutoZone, Inc.*	1,519,794
3,970	Best Buy Co., Inc.	282,108
4,561	Burlington Stores, Inc.*	714,617
6,888	CarMax, Inc.*^	480,782
4,015	Floor & Decor Holdings, Inc., Class A*	165,498
704	Gap, Inc. (The)	18,431
76,511	Home Depot, Inc. (The)	14,681,696
2,854	L Brands, Inc.^	78,713
54,402	Lowe’s Cos., Inc.	5,955,387
1,387	Michaels Cos., Inc. (The)*	15,840
5,243	O’Reilly Automotive, Inc.*	2,035,857
24,709	Ross Stores, Inc.	2,300,408
1,372	Tiffany & Co.	144,815
83,838	TJX Cos., Inc. (The)	4,461,020
8,330	Tractor Supply Co.	814,341

See accompanying notes to the schedules of portfolio investments.

AZL Russell 1000 Growth Index Fund

Schedule of Portfolio Investments

March 31, 2019 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Specialty Retail, continued
3,825	Ulta Salon, Cosmetics & Fragrance, Inc.*	$1,333,892
4,942	Urban Outfitters, Inc.*	146,481
1,308	Williams-Sonoma, Inc.	73,601

		35,472,937

Technology Hardware, Storage & Peripherals (6.8%):
321,790	Apple, Inc.	61,124,010
613	Dell Technologies, Inc., Class C*	35,977
6,338	NCR Corp.*^	172,964
17,061	NetApp, Inc.^	1,183,010
11,271	Pure Storage, Inc., Class A*^	245,595

		62,761,556

Textiles, Apparel & Luxury Goods (1.2%):
4,999	Capri Holdings, Ltd.*	228,704
3,135	Carter’s, Inc.	315,977
272	Columbia Sportswear Co.	28,337
24,146	Hanesbrands, Inc.^	431,730
6,437	Lululemon Athletica, Inc.*	1,054,831
83,338	Nike, Inc., Class C	7,017,894
4,386	Skechers U.S.A., Inc., Class A*	147,413
4,078	Tapestry, Inc.	132,494
9,411	Under Armour, Inc., Class A*^	198,949
9,799	Under Armour, Inc., Class C*^	184,907
16,810	VF Corp.	1,460,957

		11,202,193

Tobacco (0.8%):
128,266	Altria Group, Inc.^	7,366,316

Trading Companies & Distributors (0.4%):
732	Air Lease Corp.^	25,144
19,401	Fastenal Co.^	1,247,679
3,447	HD Supply Holdings, Inc.*	149,427
1,355	MSC Industrial Direct Co., Inc., Class A^	112,072
5,366	United Rentals, Inc.*	613,066
1,459	Univar, Inc.*^	32,331
3,072	W.W. Grainger, Inc.^	924,457
1,767	Watsco, Inc.	253,052

		3,357,228

Wireless Telecommunication Services (0.1%):
13,519	T-Mobile US, Inc.*	934,163

Total Common Stocks (Cost $597,403,890)		903,675,890

Preferred Stock (0.6%):
Software (0.6%):
841,419	Palantir Technologies, Inc., Series I*(a)(b)	5,343,011

Total Preferred Stock (Cost $5,157,898)		5,343,011

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Unaffiliated Investment Company (1.4%):
13,356,591	Dreyfus Treasury Securities Cash Management Fund, Institutional Shares, 2.27%(c)	$13,356,591

Total Unaffiliated Investment Company (Cost $13,356,591)		13,356,591

Short-Term Securities Held as Collateral for Securities on Loan (12.0%)(d)
Certificates of Deposit (0.3%)
1,100,174	KBC Groep NV, 2.60%, 5/7/19	1,100,000
900,010	KBC Groep NV, 2.44%, 4/8/19	900,000
1,200,179	Mitsubishi UFJ Financial Group, 2.58%, 7/23/19	1,200,000

		3,200,000

Floating Rate Notes (6.9%)
900,387	Apple Inc, 2.70%, 5/6/19	900,295
1,137,160	Australia & New Zealand Banking, 2.64%, 8/23/19	1,137,000
1,040,192	Bank of America Corp, 2.77%, 5/9/19	1,040,000
959,999	Bank of America Corp, 2.62%, 8/14/19	960,000
1,203,294	Bank of Montreal, 2.81%, 2/3/20	1,203,000
837,231	Bank of Montreal, 2.75%, 5/2/19	837,000
1,001,395	Bank of Nova Scotia, 2.85%, 1/23/20	1,001,000
800,517	Bank of Nova Scotia, 2.65%, 3/11/20	801,042
1,272,253	BNP Paribas, 2.76%, 6/4/19	1,272,000
1,000,149	Commonwealth Bank of Australia, 2.74%, 5/20/19	1,000,000
983,093	Commonwealth Bank of Australia, 2.84%, 5/3/19	983,000
1,500,130	Credit Agricole Groupe, 2.74%, 4/23/19	1,500,000
1,199,994	Credit Suisse Group AG, 2.71%, 3/6/20	1,200,000
1,000,280	Credit Suisse Group AG, 2.68%, 7/31/19	1,000,000
999,995	Credit Suisse Group AG, 2.87%, 1/30/20	1,000,000
1,000,477	DNB Bank ASA, 2.70%, 9/23/19	1,000,000
900,264	DNB Bank ASA, 2.67%, 9/11/19	900,000
1,101,436	Groupe BPCE, 2.91%, 1/24/20	1,101,000

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Short-Term Securities Held as Collateral for Securities on Loan, continued
Floating Rate Notes, continued
901,027	Groupe BPCE, 3.01%, 1/10/20	900,000
800,434	Groupe Credit Mutuel, 2.80%, 6/4/19	800,000
1,282,356	HSBC Holdings plc, 2.75%, 4/30/19	1,282,000
900,070	HSBC Holdings plc, 2.81%, 2/4/20	900,000
900,264	JPMorgan Chase & Co, 2.90%, 7/9/19	900,000
1,041,349	Lloyds Banking Group plc, 2.77%, 5/8/19	1,041,000
955,598	Lloyds Banking Group plc, 2.78%, 7/11/19	955,000
1,200,190	Mizuho Financial Group Inc, 2.78%, 5/2/19	1,200,000
1,000,309	Mizuho Financial Group Inc, 2.71%, 7/29/19	1,000,000
1,200,208	National Australia Bank Ltd, 2.65%, 2/6/20	1,200,000
1,103,138	National Australia Bank Ltd, 2.74%, 5/21/19	1,103,000
1,200,379	National Bank of Canada, 2.75%, 5/7/19	1,200,000
1,151,341	Nordea Bank ABP, 2.67%, 6/13/19	1,151,005
1,075,105	Nordea Bank ABP, 2.71%, 5/21/19	1,075,000
1,308,994	Oversea-Chinese Banking Corp Ltd, 2.74%, 11/1/19	1,309,000
1,164,481	Oversea-Chinese Banking Corp Ltd, 2.77%, 5/22/19	1,164,000
1,018,973	Oversea-Chinese Banking Corp Ltd, 2.59%, 9/5/19	1,019,000
1,298,629	Royal Bank of Canada, 2.81%, 5/23/19	1,298,000
1,273,507	Royal Bank of Canada, 2.78%, 8/15/19	1,273,000
1,127,175	Skandinaviska Enskilda Banken Ab (Seb), 2.84%, 1/23/20	1,127,000
1,100,128	Skandinaviska Enskilda Banken Ab (Seb), 2.68%, 6/6/19	1,100,000
1,000,023	Skandinaviska Enskilda Banken Ab (Seb), 2.59%, 9/9/19	1,000,000
1,177,280	Societe Generale, 2.92%, 1/27/20	1,177,000
1,000,320	Societe Generale, 2.89%, 7/9/19	1,000,000
827,995	Societe Generale, 2.76%, 3/9/20	828,000
1,200,303	Sumitomo Mitsui Financial Gr, 2.66%, 8/1/19	1,200,000
1,096,182	Sumitomo Mitsui Financial Gr, 2.79%, 5/2/19	1,096,000
1,200,221	Sumitomo Mitsui Trust Holdings, Inc, 2.77%, 5/7/19	1,200,000
949,250	Sumitomo Mitsui Trust Holdings, Inc, 2.92%, 7/8/19	949,000
800,194	Sumitomo Mitsui Trust Holdings, Inc, 2.65%, 8/5/19	800,000
1,884,711	Svenska Handelsbanken AB, 2.68%, 8/22/19	1,884,000
1,201,534	Svenska Handelsbanken AB, 2.84%, 4/1/20	1,202,319
1,299,906	Swedbank AB, 2.59%, 9/9/19	1,300,000
1,000,370	UBS Group AG, 2.79%, 5/28/19	1,000,256
1,500,506	US Bancorp, 2.75%, 7/23/19	1,500,000
1,601,615	Wells Fargo & Co, 2.81%, 10/23/19	1,600,000
1,300,732	Wells Fargo & Co, 2.82%, 5/31/19	1,300,000
1,300,155	Westpac Banking Corp, 2.74%, 5/24/19	1,300,019
1,116,146	Westpac Banking Corp, 2.73%, 5/29/19	1,116,000

		63,284,936

Miscellaneous Investments (4.8%)
44,051,685	Short-Term Investments(e)	44,051,685

Total Short-Term Securities Held as Collateral for Securities on Loan (Cost $110,536,621)		110,536,621

Total Investment Securities (Cost $726,455,000) - 112.0%		1,032,912,113
Net other assets (liabilities) - (12.0)%		(110,431,816)

Net Assets - 100.0%		$922,480,297

Percentages indicated are based on net assets as of March 31, 2019.

*	Non-income producing security.
^	This security or a partial position of this security was on loan as of March 31, 2019. The total value of securities on loan as of March 31, 2019, was $109,280,163.
(a)

Security was valued using unobservable inputs in good faith pursuant to procedures approved by the Board of Trustees as of March 31, 2019. The total of all such securities represent 0.58% of the net assets of the fund.

(b)

Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors. The sub-adviser has deemed these securities to be illiquid based on procedures approved by the Board of Trustees. As of March 31, 2018, these securities represent 0.58% of the net assets of the fund.

(c)	The rate represents the effective yield at March 31, 2019.
(d)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before March 31, 2019.
(e)

Represents various short-term investments purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before March 31, 2019.

†	Represents less than 0.05%.

See accompanying notes to the schedules of portfolio investments.

AZL Russell 1000 Growth Index Fund

Schedule of Portfolio Investments

March 31, 2019 (Unaudited)

Futures Contracts

Cash of $678,200 has been segregated to cover margin requirements for the following open contracts as of March 31, 2019:

Long Futures

Description	Expiration Date	Number of Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
NASDAQ 100 E-Mini June Futures (U.S. Dollar)	6/21/19	48	$7,104,480	$147,728
S&P 500 Index E-Mini June Futures (U.S. Dollar)	6/21/19	51	7,236,390	89,139

				$236,867

See accompanying notes to the schedules of portfolio investments.

AZL Russell 1000 Value Index Fund

Schedule of Portfolio Investments

March 31, 2019 (Unaudited)

Shares		Fair Value
Common Stocks (97.9%):
Aerospace & Defense (1.4%):
30,699	Arconic, Inc.	$586,658
2,875	Curtiss-Wright Corp.	325,853
9,917	General Dynamics Corp.	1,678,750
4,813	Hexcel Corp.	332,867
463	Huntington Ingalls Industries, Inc.^	95,934
5,555	L3 Technologies, Inc.	1,146,385
1,533	Lockheed Martin Corp.	460,145
2,505	Teledyne Technologies, Inc.*	593,710
14,378	Textron, Inc.	728,389
57,889	United Technologies Corp.	7,461,313

		13,410,004

Airlines (0.6%):
8,528	Alaska Air Group, Inc.^	478,591
29,522	American Airlines Group, Inc.^	937,619
2,272	Copa Holdings SA, Class A	183,146
34,010	Delta Air Lines, Inc.	1,756,617
21,611	JetBlue Airways Corp.*^	353,556
10,591	Southwest Airlines Co.	549,779
17,362	United Continental Holdings, Inc.*	1,385,140

		5,644,448

Auto Components (0.2%):
6,811	Adient plc^	88,271
2,479	Aptiv plc^	197,056
14,840	BorgWarner, Inc.	570,004
2,091	Garrett Motion, Inc.*	30,800
6,457	Gentex Corp.^	133,531
16,524	Goodyear Tire & Rubber Co.	299,911
3,953	Lear Corp.	536,462
787	Visteon Corp.*	53,004

		1,909,039

Automobiles (0.7%):
277,207	Ford Motor Co.	2,433,877
93,515	General Motors Co.	3,469,407
11,562	Harley-Davidson, Inc.^	412,301
713	Thor Industries, Inc.^	44,470

		6,360,055

Banks (10.3%):
11,644	Associated Banc-Corp.	248,599
643,671	Bank of America Corp.	17,758,883
2,920	Bank of Hawaii Corp.^	230,300
8,590	Bank OZK	248,938
7,167	BankUnited, Inc.	239,378
55,041	BB&T Corp.^	2,561,058
1,907	BOK Financial Corp.^	155,516
7,118	CIT Group, Inc.	341,450
169,240	Citigroup, Inc.	10,530,113
33,221	Citizens Financial Group, Inc.	1,079,683
10,776	Comerica, Inc.	790,096
7,068	Commerce Bancshares, Inc.^	410,368
4,054	Cullen/Frost Bankers, Inc.^	393,522
9,473	East West Bancorp, Inc.	454,420
22,900	F.N.B. Corp.^	242,740
54,633	Fifth Third Bancorp^	1,377,844
561	First Citizens BancShares, Inc., Class A^	228,439
9,016	First Hawaiian, Inc.	234,867
22,978	First Horizon National Corp.^	321,232
11,631	First Republic Bank^	1,168,450
74,907	Huntington Bancshares, Inc.^	949,821
236,227	JPMorgan Chase & Co.	23,913,259
73,083	KeyCorp	1,151,057
9,944	M&T Bank Corp.^	1,561,407
8,632	PacWest Bancorp	324,650
25,475	People’s United Financial, Inc.^	418,809
3,020	Pinnacle Financial Partners, Inc.^	165,194

Shares		Fair Value
Common Stocks, continued
Banks, continued
32,613	PNC Financial Services Group, Inc.	$4,000,311
7,012	Popular, Inc.	365,536
4,719	Prosperity Bancshares, Inc.^	325,894
73,361	Regions Financial Corp.	1,038,058
1,343	Signature Bank	171,998
15,809	Sterling Bancorp	294,522
31,874	SunTrust Banks, Inc.	1,888,535
867	SVB Financial Group*	192,786
7,945	Synovus Financial Corp.	272,990
12,073	TCF Financial Corp.	249,790
1,220	Texas Capital Bancshares, Inc.*	66,600
107,848	U.S. Bancorp	5,197,195
15,549	Umpqua Holdings Corp.^	256,559
6,482	Webster Financial Corp.	328,443
294,900	Wells Fargo & Co.	14,249,568
2,927	Western Alliance Bancorp*	120,124
3,955	Wintrust Financial Corp.	266,290
13,125	Zions Bancorp^	596,006

		97,381,298

Beverages (0.5%):
61,291	Coca-Cola Co. (The)	2,872,097
12,231	Molson Coors Brewing Co., Class B	729,579
11,375	PepsiCo, Inc.	1,394,006

		4,995,682

Biotechnology (0.3%):
192	Agios Pharmaceuticals, Inc.*	12,948
2,583	Alexion Pharmaceuticals, Inc.*	349,170
721	Alnylam Pharmaceuticals, Inc.*^	67,377
2,672	Amgen, Inc.	507,627
743	Biogen Idec, Inc.*	175,630
1,213	Bluebird Bio, Inc.*	190,841
23,166	Gilead Sciences, Inc.	1,506,023
3,046	United Therapeutics Corp.*^	357,509

		3,167,125

Building Products (0.4%):
1,202	Allegion plc	109,033
5,890	Fortune Brands Home & Security, Inc.	280,423
65,050	Johnson Controls International plc	2,402,947
167	Lennox International, Inc.^	44,155
6,850	Masco Corp.	269,274
7,677	Owens Corning, Inc.^	361,740
3,486	Resideo Technologies, Inc.*	67,245
5,781	USG Corp.	250,317

		3,785,134

Capital Markets (3.0%):
3,800	Affiliated Managers Group, Inc.	407,018
8,135	Ameriprise Financial, Inc.	1,042,094
63,479	Bank of New York Mellon Corp. (The)	3,201,246
19,529	BGC Partners, Inc., Class A	103,699
8,615	BlackRock, Inc., Class A+	3,681,792
670	CBOE Holdings, Inc.	63,945
22,304	CME Group, Inc.	3,670,792
13,600	E*TRADE Financial Corp.	631,448
21,343	Franklin Resources, Inc.^	707,307
24,872	Goldman Sachs Group, Inc. (The)^	4,775,174
541	Interactive Brokers Group, Inc., Class A^	28,067
19,266	Intercontinental Exchange, Inc.	1,466,913
28,783	Invesco, Ltd.^	555,800
712	Lazard, Ltd., Class A	25,732
6,226	Legg Mason, Inc.	170,406
86,587	Morgan Stanley	3,653,971
8,203	NASDAQ OMX Group, Inc. (The)^	717,680

See accompanying notes to the schedules of portfolio investments.

AZL Russell 1000 Value Index Fund

Schedule of Portfolio Investments

March 31, 2019 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Capital Markets, continued
10,416	Northern Trust Corp.	$941,711
6,338	Raymond James Financial, Inc.	509,639
24,981	State Street Corp.	1,644,000
1,213	T. Rowe Price Group, Inc.	121,446

		28,119,880

Chemicals (2.7%):
15,671	Air Products & Chemicals, Inc.	2,992,533
7,497	Albemarle Corp.^	614,604
4,421	Ashland Global Holdings, Inc.	345,413
9,012	Axalta Coating Systems, Ltd.*	227,193
4,201	Cabot Corp.	174,888
3,287	Celanese Corp., Series A^	324,131
16,365	CF Industries Holdings, Inc.	669,001
162,130	DowDuPont, Inc.	8,643,149
9,894	Eastman Chemical Co.	750,757
9,918	Ecolab, Inc.	1,750,924
8,646	Element Solutions, Inc.*	87,325
5,641	FMC Corp.^	433,342
15,476	Huntsman Corp.	348,055
3,792	International Flavor & Fragrances, Inc.^	488,372
16,124	Linde plc	2,836,695
11,434	LyondellBasell Industries NV, Class A	961,371
25,076	Mosaic Co. (The)	684,826
29	NewMarket Corp.^	12,573
11,836	Olin Corp.	273,885
16,063	PPG Industries, Inc.	1,813,031
7,424	RPM International, Inc.^	430,889
1,540	Scotts Miracle-Gro Co. (The)^	121,013
13,533	Valvoline, Inc.^	251,172
1,241	W.R. Grace & Co.	96,848
252	Westlake Chemical Corp.^	17,101

		25,349,091

Commercial Services & Supplies (0.2%):
8,460	ADT, Inc.^	54,059
3,652	Clean Harbors, Inc.*	261,228
682	KAR Auction Services, Inc.	34,993
14,518	Republic Services, Inc., Class A	1,166,957
5,878	Stericycle, Inc.*^	319,881
4,601	Waste Management, Inc.	478,090

		2,315,208

Communications Equipment (2.1%):
11,844	ARRIS International plc*^	374,389
323,884	Cisco Systems, Inc.	17,486,497
13,465	CommScope Holding Co., Inc.*	292,594
3,606	EchoStar Corp., Class A*	131,439
24,177	Juniper Networks, Inc.	639,965
10,255	Motorola Solutions, Inc.	1,440,007

		20,364,891

Construction & Engineering (0.2%):
11,044	Aecom Technology Corp.*^	327,675
3,604	Arcosa, Inc.^	110,102
9,951	Fluor Corp.	366,197
9,046	Jacobs Engineering Group, Inc.^	680,170
7,349	Quanta Services, Inc.	277,351
1,533	Valmont Industries, Inc.^	199,443

		1,960,938

Construction Materials (0.0%†):
470	Eagle Materials, Inc., Class A	39,621
384	Martin Marietta Materials, Inc.^	77,253
554	Vulcan Materials Co.	65,594

		182,468

Shares		Fair Value
Common Stocks, continued
Consumer Finance (0.8%):
28,851	Ally Financial, Inc.	$793,114
15,846	American Express Co.	1,731,968
30,713	Capital One Financial Corp.	2,508,945
69	Credit Acceptance Corp.*	31,183
12,902	Discover Financial Services	918,106
16,968	Navient Corp.	196,320
5,292	Onemain Holdings, Inc.	168,021
7,264	Santander Consumer USA Holdings, Inc.	153,488
30,866	SLM Corp.^	305,882
33,509	Synchrony Financial	1,068,937

		7,875,964

Containers & Packaging (0.6%):
4,410	AptarGroup, Inc.^	469,180
1,027	Ardagh Group SA	13,351
23,703	Ball Corp.^	1,371,455
6,422	Bemis Co., Inc.^	356,293
4,661	Berry Global Group, Inc.*	251,088
18,211	Graphic Packaging Holding Co.	230,005
25,780	International Paper Co.^	1,192,840
11,614	Owens-Illinois, Inc.^	220,434
4,993	Sealed Air Corp.^	229,978
3,758	Silgan Holdings, Inc.	111,350
6,975	Sonoco Products Co.^	429,172
17,776	WestRock Co.	681,709

		5,556,855

Distributors (0.2%):
10,249	Genuine Parts Co.^	1,148,196
18,938	LKQ Corp.*^	537,460

		1,685,656

Diversified Consumer Services (0.1%):
629	Bright Horizons Family Solutions, Inc.*	79,952
310	Graham Holdings Co., Class B	211,786
11,946	H&R Block, Inc.^	285,987
6,539	Service Corp. International^	262,541

		840,266

Diversified Financial Services (2.7%):
13,992	AXA Equitable Holdings, Inc.^	281,799
120,921	Berkshire Hathaway, Inc., Class B*	24,291,819
19,687	Jefferies Financial Group, Inc.	369,919
9,960	Voya Financial, Inc.	497,602

		25,441,139

Diversified Telecommunication Services (3.6%):
519,127	AT&T, Inc.	16,279,823
67,874	CenturyLink, Inc.^	813,809
295,437	Verizon Communications, Inc.	17,469,190

		34,562,822

Electric Utilities (3.7%):
16,858	Alliant Energy Corp.	794,518
35,345	American Electric Power Co., Inc.	2,960,144
3,980	Avangrid, Inc.^	200,393
51,014	Duke Energy Corp.	4,591,260
22,558	Edison International	1,396,791
12,835	Entergy Corp.^	1,227,411
18,643	Evergy, Inc.^	1,082,226
22,477	Eversource Energy	1,594,743
68,906	Exelon Corp.	3,454,258
34,508	FirstEnergy Corp.	1,435,878
7,678	Hawaiian Electric Industries, Inc.^	313,032
34,113	NextEra Energy, Inc.	6,594,726
14,150	OGE Energy Corp.^	610,148
36,703	PG&E Corp.*	653,313
8,043	Pinnacle West Capital Corp.^	768,750

See accompanying notes to the schedules of portfolio investments.

AZL Russell 1000 Value Index Fund

Schedule of Portfolio Investments

March 31, 2019 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Electric Utilities, continued
51,234	PPL Corp.	$1,626,167
73,587	Southern Co. (The)	3,802,976
36,464	Xcel Energy, Inc.	2,049,641

		35,156,375

Electrical Equipment (0.8%):
2,828	Acuity Brands, Inc.^	339,388
13,139	AMETEK, Inc.	1,090,143
31,035	Eaton Corp. plc	2,500,180
12,642	Emerson Electric Co.	865,598
4,490	GrafTech International, Ltd.^	57,427
1,298	Hubbell, Inc.	153,138
11,413	nVent Electric plc	307,922
3,065	Regal-Beloit Corp.	250,932
5,227	Sensata Technologies Holding plc*	235,320

		5,800,048

Electronic Equipment, Instruments & Components (0.6%):
5,934	Arrow Electronics, Inc.*	457,274
7,833	Avnet, Inc.^	339,717
515	Coherent, Inc.*^	72,986
55,950	Corning, Inc.	1,851,946
4,552	Dolby Laboratories, Inc., Class A	286,639
8,680	FLIR Systems, Inc.	412,994
10,549	Jabil, Inc.	280,498
13,243	Keysight Technologies, Inc.*	1,154,790
334	Littlelfuse, Inc.^	60,948
1,593	National Instruments Corp.	70,665
17,694	Trimble Navigation, Ltd.*^	714,838

		5,703,295

Energy Equipment & Services (0.7%):
5,618	Apergy Corp.*^	230,675
36,383	Baker Hughes, a GE Co.^	1,008,537
7,530	Helmerich & Payne, Inc.^	418,367
25,982	Nabors Industries, Ltd.^	89,378
27,310	National-Oilwell Varco, Inc.	727,538
15,200	Patterson-UTI Energy, Inc.	213,104
2,937	RPC, Inc.^	33,511
98,924	Schlumberger, Ltd.	4,310,119
37,211	Transocean, Ltd.*	324,108
73,916	Weatherford International plc*	51,593

		7,406,930

Entertainment (0.8%):
7,587	Cinemark Holdings, Inc.	303,404
1,716	Liberty Media Group, Class A*	58,413
14,000	Liberty Media Group, Class C*^	490,700
3,570	Lions Gate Entertainment Corp., Class A	55,835
6,558	Lions Gate Entertainment Corp., Class B	99,026
1,176	Madison Square Garden Co. (The), Class A*	344,721
3,261	Take-Two Interactive Software, Inc.*	307,741
871	Viacom, Inc., Class A	28,264
24,925	Viacom, Inc., Class B	699,645
42,391	Walt Disney Co. (The)	4,706,684
55,879	Zynga, Inc.*	297,835

		7,392,268

Equity Real Estate Investment Trusts (4.9%):
7,427	Alexandria Real Estate Equities, Inc.	1,058,793
9,662	American Campus Communities, Inc.	459,718
18,340	American Homes 4 Rent, Class A	416,685

Shares		Fair Value
Common Stocks, continued
Equity Real Estate Investment Trusts, continued
11,499	Apartment Investment & Management Co.*	$578,285
15,365	Apple Hospitality REIT, Inc.^	250,450
9,800	AvalonBay Communities, Inc.	1,967,153
10,964	Boston Properties, Inc.	1,467,860
12,456	Brandywine Realty Trust	197,552
21,397	Brixmor Property Group, Inc.^	393,063
8,901	Brookfield Property REIT, Inc., Class A^	182,381
6,298	Camden Property Trust	639,247
32,260	Colony Capital, Inc.^	171,623
8,391	Columbia Property Trust, Inc.	188,881
7,444	Corporate Office Properties Trust	203,221
7,235	Crown Castle International Corp.	926,080
13,151	CubeSmart^	421,358
7,424	Cyrusone, Inc.^	389,315
14,592	Digital Realty Trust, Inc.^	1,736,448
11,392	Douglas Emmett, Inc.	460,465
25,546	Duke Realty Corp.	781,197
10,249	Empire State Realty Trust, Inc., Class A	161,934
5,230	EPR Properties	402,187
8,328	Equity Commonwealth	272,242
25,478	Equity Residential Property Trust	1,919,002
4,666	Essex Property Trust, Inc.	1,349,594
1,151	Extra Space Storage, Inc.^	117,298
5,168	Federal Realty Investment Trust^	712,409
9,152	Gaming & Leisure Properties, Inc.	352,993
34,243	HCP, Inc.	1,071,806
14,630	Healthcare Trust of America, Inc., Class A	418,272
7,210	Highwoods Properties, Inc.	337,284
11,544	Hospitality Properties Trust	303,723
51,978	Host Hotels & Resorts, Inc.	982,384
9,588	Hudson Pacific Properties, Inc.	330,019
21,191	Invitation Homes, Inc.	515,577
20,151	Iron Mountain, Inc.^	714,554
7,420	JBG SMITH Properties^	306,817
7,007	Kilroy Realty Corp.^	532,252
28,845	Kimco Realty Corp.^	533,633
604	Lamar Advertising Co., Class A	47,873
10,461	Liberty Property Trust	506,522
3,069	Life Storage, Inc.	298,522
9,648	Macerich Co. (The)^	418,241
25,739	Medical Properties Trust, Inc.^	476,429
8,043	Mid-America Apartment Communities, Inc.	879,341
11,409	National Retail Properties, Inc.^	631,945
12,879	Omega Healthcare Investors, Inc.	491,334
10,201	Outfront Media, Inc.	238,703
14,506	Paramount Group, Inc.	205,840
14,257	Parks Hotels & Resorts, Inc.^	443,108
44,788	ProLogis, Inc.	3,222,496
9,138	Rayonier, Inc.^	288,030
20,949	Realty Income Corp.^	1,541,008
10,778	Regency Centers Corp.	727,407
15,257	Retail Properties of America, Inc., Class A	185,983
1,082	Retail Value REIT, Inc.	33,726
16,681	Senior Housing Properties Trust^	196,502
1,795	Simon Property Group, Inc.	327,067
10,825	SITE Centers Corp.^	147,437
5,862	SL Green Realty Corp.	527,111
6,270	Spirit Realty Capital, Inc.^	249,107
13,797	STORE Capital Corp.	462,200
5,965	Sun Communities, Inc.	706,972

See accompanying notes to the schedules of portfolio investments.

AZL Russell 1000 Value Index Fund

Schedule of Portfolio Investments

March 31, 2019 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Equity Real Estate Investment Trusts, continued
19,749	UDR, Inc.	$897,790
12,033	Uniti Group, Inc.^	134,649
25,270	Ventas, Inc.	1,612,479
68,800	VEREIT, Inc.^	575,856
28,747	VICI Properties, Inc.	628,984
12,364	Vornado Realty Trust	833,828
8,754	Weingarten Realty Investors	257,105
26,666	Welltower, Inc.	2,069,281
53,206	Weyerhaeuser Co.	1,401,446
11,281	WP Carey, Inc.	883,641

		46,771,718

Food & Staples Retailing (1.6%):
2,577	Casey’s General Stores, Inc.	331,840
56,325	Kroger Co. (The)^	1,385,595
14,380	US Foods Holding Corp.*	502,006
57,835	Walgreens Boots Alliance, Inc.	3,659,220
100,295	Wal-Mart Stores, Inc.	9,781,772

		15,660,433

Food Products (2.1%):
39,648	Archer-Daniels-Midland Co.	1,710,018
9,989	Bunge, Ltd.	530,116
4,043	Campbell Soup Co.^	154,160
34,227	Conagra Brands, Inc.^	949,457
12,720	Flowers Foods, Inc.^	271,190
39,950	General Mills, Inc.^	2,067,412
6,490	Hain Celestial Group, Inc.*^	150,049
962	Hershey Co. (The)	110,466
19,380	Hormel Foods Corp.^	867,449
4,759	Ingredion, Inc.	450,630
7,826	JM Smucker Co. (The)^	911,729
8,813	Kellogg Co.^	505,690
42,788	Kraft Heinz Co. (The)	1,397,028
10,393	Lamb Weston Holdings, Inc.^	778,851
8,266	McCormick & Co.^	1,245,108
101,997	Mondelez International, Inc., Class A	5,091,689
3,789	Pilgrim’s Pride Corp.*	84,457
1,939	Post Holdings, Inc.*	212,127
18	Seaboard Corp.	77,125
3,863	TreeHouse Foods, Inc.*	249,357
20,644	Tyson Foods, Inc., Class A	1,433,313

		19,247,421

Gas Utilities (0.2%):
8,217	Atmos Energy Corp.	845,775
5,760	National Fuel Gas Co.^	351,130
12,183	UGI Corp.	675,182

		1,872,087

Health Care Equipment & Supplies (4.0%):
122,169	Abbott Laboratories	9,766,190
31,794	Baxter International, Inc.	2,585,170
17,187	Becton, Dickinson & Co.	4,292,110
22,696	Boston Scientific Corp.*	871,072
2,922	Cooper Cos., Inc. (The)	865,409
44,815	Danaher Corp.	5,916,476
15,778	Dentsply Sirona, Inc.^	782,431
1,674	Hill-Rom Holdings, Inc.	177,210
19,221	Hologic, Inc.*	930,296
1,182	Integra LifeSciences Holdings Corp.*	65,861
96,597	Medtronic plc	8,798,055
5,940	STERIS plc	760,498
2,615	Teleflex, Inc.^	790,148
3,989	West Pharmaceutical Services, Inc.	439,588
14,456	Zimmer Holdings, Inc.	1,846,031

		38,886,545

Shares		Fair Value
Common Stocks, continued
Health Care Providers & Services (2.2%):
6,137	Acadia Healthcare Co., Inc.*^	$179,875
18,558	Anthem, Inc.	5,325,776
21,155	Cardinal Health, Inc.^	1,018,613
3,342	Centene Corp.*	177,460
19,121	Cigna Corp.	3,075,039
3,719	Covetrus, Inc.*^	118,450
84,765	CVS Health Corp.	4,571,377
4,415	DaVita, Inc.*	239,690
5,563	HCA Healthcare, Inc.	725,304
9,298	Henry Schein, Inc.*^	558,903
510	Humana, Inc.	135,660
6,720	Laboratory Corp. of America Holdings*	1,028,026
11,978	McKesson Corp.	1,402,145
6,204	MEDNAX, Inc.*	168,563
701	Molina Healthcare, Inc.*	99,514
2,584	Premier, Inc., Class A*^	89,122
9,670	Quest Diagnostics, Inc.^	869,526
5,938	Universal Health Services, Inc., Class B	794,326
259	WellCare Health Plans, Inc.*	69,865

		20,647,234

Health Care Technology (0.1%):
12,412	Cerner Corp.*	710,091

Hotels, Restaurants & Leisure (1.9%):
17,338	Aramark Holdings Corp.	512,338
40,417	Caesars Entertainment Corp.*^	351,224
28,390	Carnival Corp., Class A^	1,439,941
4,362	Darden Restaurants, Inc.	529,852
5,298	Extended Stay America, Inc.	95,099
2,980	Hyatt Hotels Corp., Class A	216,259
6,892	International Game Technology plc	89,527
9,866	Las Vegas Sands Corp.	601,431
44,699	McDonald’s Corp.	8,488,341
32,500	MGM Resorts International^	833,950
15,642	Norwegian Cruise Line Holdings, Ltd.*	859,684
11,818	Royal Caribbean Cruises, Ltd.	1,354,579
23,630	Yum China Holdings, Inc.	1,061,223
15,474	Yum! Brands, Inc.	1,544,460

		17,977,908

Household Durables (0.5%):
10,103	D.R. Horton, Inc.^	418,062
8,079	Garmin, Ltd.	697,622
9,294	Leggett & Platt, Inc.^	392,393
9,444	Lennar Corp., Class A^	463,606
523	Lennar Corp., Class B	20,460
4,416	Mohawk Industries, Inc.*	557,078
31,111	Newell Brands, Inc.^	477,243
12,344	PulteGroup, Inc.	345,138
4,771	Toll Brothers, Inc.^	172,710
4,500	Whirlpool Corp.^	598,005

		4,142,317

Household Products (2.4%):
2,653	Church & Dwight Co., Inc.^	188,973
1,185	Clorox Co. (The)^	190,145
49,565	Colgate-Palmolive Co.	3,397,185
1,845	Energizer Holdings, Inc.^	82,896
3,216	Kimberly-Clark Corp.^	398,462
177,930	Procter & Gamble Co. (The)	18,513,617
1,682	Spectrum Brands Holdings, Inc.^	92,140

		22,863,418

See accompanying notes to the schedules of portfolio investments.

AZL Russell 1000 Value Index Fund

Schedule of Portfolio Investments

March 31, 2019 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Independent Power and Renewable Electricity Producers (0.3%):
46,863	AES Corp. (The)	$847,283
20,553	NRG Energy, Inc.	873,091
28,051	Vistra Energy Corp.	730,168

		2,450,542

Industrial Conglomerates (1.4%):
6,584	3M Co., Class C	1,368,024
4,142	Carlisle Cos., Inc.	507,892
615,462	General Electric Co.	6,148,465
19,690	Honeywell International, Inc.	3,129,135
5,854	Roper Industries, Inc.	2,001,892

		13,155,408

Insurance (4.1%):
53,257	Aflac, Inc.	2,662,849
916	Alleghany Corp.*	560,958
23,749	Allstate Corp. (The)	2,236,681
5,095	American Financial Group, Inc.	490,190
54,518	American International Group, Inc.	2,347,545
545	American National Insurance Co.	65,847
23,109	Arch Capital Group, Ltd.*^	746,882
12,802	Arthur J. Gallagher & Co.	999,836
3,675	Assurant, Inc.	348,794
7,363	Assured Guaranty, Ltd.^	327,138
11,268	Athene Holding, Ltd.*	459,734
5,194	Axis Capital Holdings, Ltd.	284,527
8,521	Brighthouse Financial, Inc.*	309,227
15,531	Brown & Brown, Inc.^	458,320
32,785	Chubb, Ltd.	4,592,523
10,958	Cincinnati Financial Corp.	941,292
2,066	CNA Financial Corp.	89,561
414	Erie Indemnity Co., Class A	73,907
1,737	Everest Re Group, Ltd.	375,122
7,697	First American Financial Corp.	396,396
18,738	FNF Group	684,874
3,006	Hanover Insurance Group, Inc. (The)	343,195
25,378	Hartford Financial Services Group, Inc. (The)	1,261,794
15,136	Lincoln National Corp.	888,483
19,918	Loews Corp.^	954,670
881	Markel Corp.*	877,687
19,203	Marsh & McLennan Cos., Inc.	1,803,162
1,950	Mercury General Corp.^	97,637
58,131	MetLife, Inc.	2,474,637
20,091	Old Republic International Corp.	420,304
19,840	Principal Financial Group, Inc.^	995,770
29,325	Prudential Financial, Inc.	2,694,380
4,469	Reinsurance Group of America, Inc.	634,509
2,575	RenaissanceRe Holdings, Ltd.^	369,513
7,346	Torchmark Corp.^	602,005
15,279	Travelers Cos., Inc. (The)	2,095,668
14,665	UnumProvident Corp.	496,117
6,740	W.R. Berkley Corp.^	571,013
218	White Mountains Insurance Group, Ltd.	201,755
9,209	Willis Towers Watson plc	1,617,561

		38,852,063

Interactive Media & Services (0.0%†):
1,201	Zillow Group, Inc., Class A*	41,074
2,454	Zillow Group, Inc., Class C*^	85,252

		126,326

Shares		Fair Value
Common Stocks, continued
Internet & Direct Marketing Retail (0.2%):
48,138	eBay, Inc.	$1,787,845
29,444	Qurate Retail, Inc.*	470,515

		2,258,360

IT Services (1.2%):
741	Akamai Technologies, Inc.*^	53,137
9,799	Amdocs, Ltd.	530,224
407	Booz Allen Hamilton Holding Corp.	23,663
4,056	Cognizant Technology Solutions Corp., Class A	293,857
13,990	Conduent, Inc.*	193,482
2,311	CoreLogic, Inc.*	86,108
19,126	DXC Technology Co.	1,229,993
1,788	Euronet Worldwide, Inc.*^	254,951
21,191	Fidelity National Information Services, Inc.	2,396,702
7,026	Genpact, Ltd.	247,175
18,477	International Business Machines Corp.	2,607,104
10,014	Leidos Holdings, Inc.^	641,797
3,751	Sabre Corp.	80,234
2,393	Teradata Corp.*^	104,454
22,980	Western Union Co.	424,441
19,357	Worldpay, Inc., Class A*	2,197,020

		11,364,342

Leisure Products (0.1%):
5,554	Brunswick Corp.	279,532
1,829	Hasbro, Inc.^	155,502
19,001	Mattel, Inc.*^	247,013

		682,047

Life Sciences Tools & Services (1.4%):
22,624	Agilent Technologies, Inc.	1,818,517
1,500	Bio-Rad Laboratories, Inc., Class A*	458,520
4,351	Bruker Corp.	167,252
985	Charles River Laboratories International, Inc.*	143,071
12,410	IQVIA Holdings, Inc.*	1,785,179
7,804	PerkinElmer, Inc.^	751,993
15,727	Qiagen NV*	639,774
26,928	Thermo Fisher Scientific, Inc.	7,370,732
405	Waters Corp.*^	101,943

		13,236,981

Machinery (1.3%):
4,649	AGCO Corp.^	323,338
3,297	Caterpillar, Inc.	446,711
6,001	Colfax Corp.*^	178,110
3,546	Crane Co.	300,063
6,750	Cummins, Inc.	1,065,623
680	Donaldson Co., Inc.^	34,041
10,207	Dover Corp.	957,417
9,282	Flowserve Corp.	418,989
1,709	Fortive Corp.	143,368
5,919	Gardner Denver Holdings, Inc.*^	164,607
3,502	Gates Industrial Corp. plc*	50,219
325	IDEX Corp.	49,316
8,006	Ingersoll-Rand plc	864,247
6,198	ITT, Inc.	359,484
1,659	Middleby Corp. (The)*^	215,720
311	Nordson Corp.^	41,214
4,921	OshKosh Corp.	369,715
24,272	PACCAR, Inc.^	1,653,893
7,544	Parker Hannifin Corp.	1,294,700
11,203	Pentair plc	498,646
3,981	Snap-On, Inc.^	623,106
10,737	Stanley Black & Decker, Inc.^	1,462,056
4,889	Terex Corp.	157,084

See accompanying notes to the schedules of portfolio investments.

AZL Russell 1000 Value Index Fund

Schedule of Portfolio Investments

March 31, 2019 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Machinery, continued
4,864	Timken Co.	$212,168
10,323	Trinity Industries, Inc.^	224,319
7,189	Wabtec Corp.	529,973
5,609	Xylem, Inc.^	443,335

		13,081,462

Marine (0.0%†):
4,183	Kirby Corp.*^	314,185

Media (2.2%):
3,555	Charter Communications, Inc., Class A*^	1,233,265
320,806	Comcast Corp., Class A	12,825,824
10,914	Discovery Communications, Inc., Class A*^	294,896
24,350	Discovery Communications, Inc., Class C*	618,977
15,753	DISH Network Corp., Class A*^	499,213
25,241	Fox Corp., Class A*	926,597
11,880	Fox Corp., Class B*	426,254
7,150	GCI Liberty, Inc., Class A*^	397,612
24,475	Interpublic Group of Cos., Inc. (The)	514,220
3,133	John Wiley & Sons, Inc., Class A^	138,541
1,810	Liberty Broadband Corp., Class A*	165,868
7,338	Liberty Broadband Corp., Class C*^	673,188
5,978	Liberty SiriusXM Group, Class A*	228,240
11,569	Liberty SiriusXM Group, Class C*^	442,399
27,104	News Corp., Class A^	337,174
8,694	News Corp., Class B	108,588
5,354	Omnicom Group, Inc.	390,788
6,212	Tribune Media Co., Class A^	286,622

		20,508,266

Metals & Mining (0.6%):
13,257	Alcoa Corp.*^	373,317
103,218	Freeport-McMoRan Copper & Gold, Inc.	1,330,480
37,842	Newmont Mining Corp.	1,353,608
21,715	Nucor Corp.	1,267,070
4,846	Reliance Steel & Aluminum Co.	437,400
2,718	Royal Gold, Inc.^	247,148
13,228	Steel Dynamics, Inc.	466,552
12,941	United States Steel Corp.^	252,220

		5,727,795

Mortgage Real Estate Investment Trusts (0.3%):
38,495	AGNC Investment Corp.^	692,910
98,444	Annaly Capital Management, Inc.	983,456
13,184	Chimera Investment Corp.	247,068
31,690	MFA Financial, Inc.	230,386
28,609	New Residential Investment Corp.	483,778
19,113	Starwood Property Trust, Inc.^	427,176
17,949	Two Harbors Investment Corp.^	242,850

		3,307,624

Multiline Retail (0.6%):
13,828	Dollar Tree, Inc.*	1,452,493
11,639	Kohl’s Corp.^	800,414
21,766	Macy’s, Inc.^	523,037
37,661	Target Corp.	3,022,672

		5,798,616

Multi-Utilities (2.0%):
17,255	Ameren Corp.	1,269,105
35,586	CenterPoint Energy, Inc.	1,092,490
19,990	CMS Energy Corp.^	1,110,245
22,325	Consolidated Edison, Inc.	1,893,383
54,211	Dominion Energy, Inc.	4,155,816
12,987	DTE Energy Co.	1,619,998
13,762	MDU Resources Group, Inc.	355,472

Shares		Fair Value
Common Stocks, continued
Multi-Utilities, continued
26,581	NiSource, Inc.^	$761,811
36,130	Public Service Enterprise Group, Inc.	2,146,483
19,582	Sempra Energy^	2,464,591
22,734	WEC Energy Group, Inc.^	1,797,805

		18,667,199

Oil, Gas & Consumable Fuels (8.8%):
23,773	Anadarko Petroleum Corp.	1,081,196
8,180	Antero Resources Corp.*^	72,229
25,382	Apache Corp.^	879,740
8,382	Cabot Oil & Gas Corp.	218,770
13,812	Centennial Resource Development, Inc., Class A*^	121,407
4,996	Cheniere Energy, Inc.*	341,527
65,416	Chesapeake Energy Corp.*^	202,790
136,011	Chevron Corp.	16,753,835
6,059	Cimarex Energy Co.	423,524
14,212	CNX Resources Corp.*^	153,063
12,015	Concho Resources, Inc.	1,333,184
81,368	ConocoPhillips Co.	5,430,500
3,422	Continental Resources, Inc.*	153,203
33,177	Devon Energy Corp.	1,047,066
9,300	Diamondback Energy, Inc.	944,229
36,641	EOG Resources, Inc.	3,487,490
18,015	EQT Corp.^	373,631
15,039	Equitrans Midstream Corp.	327,549
7,817	Extraction Oil & Gas, Inc.*^	33,066
302,522	Exxon Mobil Corp.	24,443,779
18,568	Hess Corp.	1,118,351
11,278	HollyFrontier Corp.	555,667
138,831	Kinder Morgan, Inc.^	2,778,008
14,322	Kosmos Energy, Ltd.	89,226
58,858	Marathon Oil Corp.	983,517
47,922	Marathon Petroleum Corp.	2,868,132
11,638	Murphy Oil Corp.^	340,993
34,147	Noble Energy, Inc.^	844,455
53,958	Occidental Petroleum Corp.	3,572,020
17,050	ONEOK, Inc.^	1,190,772
5,833	Parsley Energy, Inc., Class A*	112,577
8,448	PBF Energy, Inc., Class A	263,071
29,363	Phillips 66	2,794,477
5,404	Pioneer Natural Resources Co.	822,921
17,404	QEP Resources, Inc.*	135,577
14,958	Range Resources Corp.^	168,128
8,393	SM Energy Co.	146,794
16,203	Targa Resources Corp.	673,235
30,320	Valero Energy Corp.	2,572,046
6,557	Whiting Petroleum Corp.*^	171,400
85,277	Williams Cos., Inc. (The)	2,449,155
28,159	WPX Energy, Inc.*	369,164

		82,841,464

Paper & Forest Products (0.0%†):
4,428	Domtar Corp.	219,850

Personal Products (0.1%):
33,048	Coty, Inc., Class A^	380,052
6,308	Herbalife, Ltd.*^	334,261
2,780	Nu Skin Enterprises, Inc., Class A	133,051

		847,364

Pharmaceuticals (6.8%):
24,196	Allergan plc	3,542,536
54,751	Bristol-Myers Squibb Co.	2,612,170
7,846	Catalent, Inc.*^	318,469
12,411	Elanco Animal Health, Inc.*	398,021
24,239	Eli Lilly & Co.	3,145,253
387	Jazz Pharmaceuticals plc*	55,322

See accompanying notes to the schedules of portfolio investments.

AZL Russell 1000 Value Index Fund

Schedule of Portfolio Investments

March 31, 2019 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Pharmaceuticals, continued
157,189	Johnson & Johnson Co.	$21,973,451
173,413	Merck & Co., Inc.	14,422,759
36,439	Mylan NV*	1,032,681
8,981	Perrigo Co. plc^	432,525
409,656	Pfizer, Inc.	17,398,090

		65,331,277

Professional Services (0.4%):
6,184	Equifax, Inc.^	732,804
27,562	IHS Markit, Ltd.*	1,498,822
4,374	ManpowerGroup, Inc.	361,686
25,303	Nielsen Holdings plc	598,922

		3,192,234

Real Estate Management & Development (0.1%):
11,703	CBRE Group, Inc., Class A*	578,714
1,638	Howard Hughes Corp. (The)*^	180,180
3,217	Jones Lang LaSalle, Inc.^	495,997
8,343	Realogy Holdings Corp.^	95,110

		1,350,001

Road & Rail (0.9%):
519	AMERCO, Inc.^	192,814
29,418	CSX Corp.^	2,201,055
3,291	Genesee & Wyoming, Inc., Class A*	286,778
7,112	Kansas City Southern	824,850
8,948	Knight-Swift Transportation Holdings, Inc.	292,421
19,083	Norfolk Southern Corp.	3,566,421
3,797	Ryder System, Inc.	235,376
3,160	Schneider National, Inc.^	66,518
4,146	Union Pacific Corp.	693,211

		8,359,444

Semiconductors & Semiconductor Equipment (3.5%):
22,077	Analog Devices, Inc.	2,324,046
11,618	Broadcom, Inc.	3,493,649
8,161	Cypress Semiconductor Corp.	121,762
5,974	First Solar, Inc.*^	315,666
321,510	Intel Corp.	17,265,086
28,671	Marvell Technology Group, Ltd.^	570,266
17,448	Micron Technology, Inc.*^	721,126
22,913	NXP Semiconductors NV	2,025,280
8,850	Qorvo, Inc.*^	634,811
86,560	QUALCOMM, Inc.	4,936,517
3,702	Skyworks Solutions, Inc.	305,341
10,674	Teradyne, Inc.^	425,252

		33,138,802

Software (1.6%):
313	Aspen Technology, Inc.*	32,633
2,491	Autodesk, Inc.*	388,148
4,659	FireEye, Inc.*^	78,225
1,205	LogMeIn, Inc.	96,521
28,735	Microsoft Corp.	3,389,005
20,248	Nuance Communications, Inc.*	342,799
155,735	Oracle Corp.	8,364,526
460	Pluralsight, Inc., Class A*^	14,600
1,033	SS&C Technologies Holdings, Inc.	65,792
45,142	Symantec Corp.	1,037,815
9,588	Synopsys, Inc.*	1,104,058

		14,914,122

Specialty Retail (0.5%):
3,451	Advance Auto Parts, Inc.	588,499
3,878	AutoNation, Inc.*^	138,522
228	AutoZone, Inc.*	233,499
12,187	Best Buy Co., Inc.	866,009
4,882	CarMax, Inc.*^	340,764

Shares		Fair Value
Common Stocks, continued
Specialty Retail, continued
5,265	Dick’s Sporting Goods, Inc.^	$193,805
8,105	Foot Locker, Inc.^	491,163
14,377	Gap, Inc. (The)	376,390
13,190	L Brands, Inc.^	363,780
6,477	Michaels Cos., Inc. (The)*	73,967
2,509	Penske Automotive Group, Inc.	112,027
7,122	Tiffany & Co.	751,727
4,390	Williams-Sonoma, Inc.	247,025

		4,777,177

Technology Hardware, Storage & Peripherals (0.6%):
9,904	Dell Technologies, Inc., Class C*	581,266
99,957	Hewlett Packard Enterprise Co.	1,542,337
110,965	HP, Inc.	2,156,049
1,704	NCR Corp.*^	46,502
20,577	Western Digital Corp.^	988,931
14,217	Xerox Corp.	454,660

		5,769,745

Textiles, Apparel & Luxury Goods (0.3%):
4,599	Capri Holdings, Ltd.*	210,404
1,912	Columbia Sportswear Co.	199,192
5,434	PVH Corp.	662,675
3,687	Ralph Lauren Corp.^	478,130
5,046	Skechers U.S.A., Inc., Class A*	169,596
16,422	Tapestry, Inc.	533,551
3,175	Under Armour, Inc., Class A*^	67,120
3,247	Under Armour, Inc., Class C*^	61,271
5,283	VF Corp.	459,146

		2,841,085

Thrifts & Mortgage Finance (0.0%†):
33,788	New York Community Bancorp, Inc.	390,927
3,447	TFS Financial Corp.^	56,772

		447,699

Tobacco (1.0%):
110,931	Philip Morris International, Inc.	9,805,191

Trading Companies & Distributors (0.1%):
6,575	Air Lease Corp.^	225,851
8,799	HD Supply Holdings, Inc.*	381,437
1,787	MSC Industrial Direct Co., Inc., Class A^	147,803
7,246	Univar, Inc.*	160,571
503	Watsco, Inc.	72,035
3,330	WESCO International, Inc.*	176,523

		1,164,220

Transportation Infrastructure (0.0%†):
5,640	Macquarie Infrastructure Corp.^	232,481

Water Utilities (0.2%):
12,822	American Water Works Co., Inc.^	1,336,822
12,627	Aqua America, Inc.^	460,128

		1,796,950

Wireless Telecommunication Services (0.1%):
46,450	Sprint Corp.*^	262,443
7,095	Telephone & Data Systems, Inc.	218,029
7,568	T-Mobile US, Inc.*	522,948
870	United States Cellular Corp.*^	39,942

		1,043,362

Total Common Stocks (Cost $791,172,125)		928,749,735

See accompanying notes to the schedules of portfolio investments.

AZL Russell 1000 Value Index Fund

Schedule of Portfolio Investments

March 31, 2019 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Unaffiliated Investment Company (1.9%):
18,371,462	Dreyfus Treasury Securities Cash Management Fund, Institutional Shares, 2.27%(a)	18,371,462

Total Unaffiliated Investment Company (Cost $18,371,462)		18,371,462

Short-Term Securities Held as Collateral for Securities on Loan (11.5%)(b)
Floating Rate Notes (6.6%)
3,093,183	Groupe Credit Mutuel, 2.76%, 5/20/19	3,092,000
2,204,133	Wells Fargo & Co, 2.87%, 12/6/19	2,200,000
2,073,391	Royal Bank of Canada, 2.76%, 5/20/19	2,073,000
1,769,857	Royal Bank of Canada, 2.81%, 5/23/19	1,769,000
1,653,298	Westpac Banking Corp, 2.76%, 8/16/19	1,653,000
1,622,565	Bank of Nova Scotia, 2.69%, 8/14/19	1,622,007
1,600,901	Wells Fargo & Co, 2.82%, 5/31/19	1,600,000
1,600,592	UBS Group AG, 2.79%, 5/28/19	1,600,410
1,600,558	Cooperatieve Rabobank UA, 2.69%, 8/2/19	1,600,000
1,600,558	National Australia Bank Ltd, 2.69%, 8/2/19	1,600,000
1,542,134	Credit Suisse Group AG, 2.75%, 5/7/19	1,542,000
1,537,411	Westpac Banking Corp, 2.79%, 10/31/19	1,536,000
1,534,013	Swedbank AB, 2.60%, 4/5/19	1,534,000
1,531,425	HSBC Holdings plc, 2.75%, 4/30/19	1,531,000
1,513,318	Canadian Imperial Bank of Commerce, 2.96%, 7/5/19	1,512,604
1,500,598	National Australia Bank Ltd, 2.76%, 5/21/19	1,500,000
1,500,223	Commonwealth Bank of Australia, 2.74%, 5/20/19	1,500,000
1,494,247	BNP Paribas, 2.78%, 5/21/19	1,494,000
1,490,248	Sumitomo Mitsui Financial Gr, 2.79%, 5/2/19	1,490,000
1,443,566	Bank of Montreal, 2.95%, 11/1/19	1,442,000
1,428,171	BNP Paribas, 2.85%, 5/8/19	1,428,000
1,400,667	DNB Bank ASA, 2.70%, 9/23/19	1,400,000
1,400,442	National Bank of Canada, 2.75%, 5/7/19	1,400,000
1,400,257	Sumitomo Mitsui Trust Holdings, Inc, 2.77%, 5/7/19	1,400,000
1,400,091	DNB Bank ASA, 2.86%, 4/24/19	1,400,000
1,400,041	Credit Suisse Group AG, 2.66%, 4/9/19	1,400,000
1,349,492	Credit Agricole Groupe, 2.78%, 6/7/19	1,349,000
1,300,615	Credit Agricole Groupe, 2.81%, 5/21/19	1,300,000
1,300,209	Mitsubishi UFJ Financial Group, 2.79%, 5/1/19	1,300,000
1,300,038	National Bank of Canada, 2.64%, 4/10/19	1,300,000
1,300,018	Mizuho Financial Group Inc, 2.67%, 4/5/19	1,300,000
1,300,017	Toyota Motor Corp, 2.74%, 5/15/19	1,300,000
1,300,001	Bank of America Corp, 2.63%, 4/3/19	1,300,000
1,241,088	Bank of Montreal, 2.64%, 4/10/19	1,241,000
1,200,576	Toyota Motor Corp, 2.86%, 7/29/19	1,200,000
1,161,994	Svenska Handelsbanken AB, 2.77%, 2/7/20	1,162,000
1,110,998	Westpac Banking Corp, 2.66%, 3/12/20	1,111,000
1,100,413	Commonwealth Bank of Australia, 2.76%, 5/21/19	1,100,000
1,100,059	Groupe BPCE, 2.81%, 11/7/19	1,100,009
1,089,942	Credit Agricole Groupe, 2.76%, 6/3/19	1,089,597
1,085,390	Lloyds Banking Group plc, 2.75%, 5/15/19	1,085,000
1,078,319	Nordea Bank ABP, 2.67%, 6/13/19	1,078,005
1,075,198	Bank of America Corp, 2.77%, 5/9/19	1,075,000

		62,709,632

Miscellaneous Investments (4.9%)
46,925,667	Short-Term Investments(c)	46,925,667

Total Short-Term Securities Held as Collateral for Securities on Loan (Cost $109,635,299)		109,635,299

Total Investment Securities (Cost $919,178,886) - 111.3%		1,056,756,496
Net other assets (liabilities) - (11.3)%		(106,913,595)

Net Assets - 100.0%		$949,842,901

Percentages indicated are based on net assets as of March 31, 2019.

*	Non-income producing security.
^	This security or a partial position of this security was on loan as of March 31, 2019. The total value of securities on loan as of March 31, 2019, was $107,517,964.
+	Affiliated Securities
†	Represents less than 0.05%.
(a)	The rate represents the effective yield at March 31, 2019.
(b)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before March 31, 2019.
(c)

Represents various short-term investments purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before March 31, 2019.

See accompanying notes to the schedules of portfolio investments.

AZL Russell 1000 Value Index Fund

Schedule of Portfolio Investments

March 31, 2019 (Unaudited)

Futures Contracts

Cash of $873,200 has been segregated to cover margin requirements for the following open contracts as of March 31, 2019:

Long Futures

Description	Expiration Date	Number of Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P 500 Index E-Mini June Futures (U.S. Dollar)	6/21/19	144	$20,432,160	$387,832

				$387,832

See accompanying notes to the schedules of portfolio investments.

AZL S&P 500 Index Fund

Schedule of Portfolio Investments

March 31, 2019 (Unaudited)

Shares		Fair Value
Common Stocks (99.2%):
Aerospace & Defense (2.5%):
49,214	Arconic, Inc.	$940,480
59,727	Boeing Co. (The)	22,781,073
30,798	General Dynamics Corp.	5,213,485
13,426	Harris Corp.	2,144,266
4,721	Huntington Ingalls Industries, Inc.	978,191
8,969	L3 Technologies, Inc.	1,850,933
27,944	Lockheed Martin Corp.	8,387,671
19,294	Northrop Grumman Corp.	5,201,662
32,083	Raytheon Co.	5,841,673
26,919	Textron, Inc.	1,363,717
5,536	TransDigm Group, Inc.*	2,513,289
92,141	United Technologies Corp.	11,876,053

		69,092,493

Air Freight & Logistics (0.6%):
15,515	C.H. Robinson Worldwide, Inc.^	1,349,650
19,467	Expeditors International of Washington, Inc.	1,477,545
27,299	FedEx Corp.	4,952,312
79,114	United Parcel Service, Inc., Class B	8,840,198

		16,619,705

Airlines (0.4%):
14,257	Alaska Air Group, Inc.^	800,103
45,837	American Airlines Group, Inc.^	1,455,783
70,232	Delta Air Lines, Inc.	3,627,483
56,495	Southwest Airlines Co.	2,932,655
25,367	United Continental Holdings, Inc.*	2,023,779

		10,839,803

Auto Components (0.1%):
29,476	Aptiv plc^	2,343,047
23,460	BorgWarner, Inc.	901,099

		3,244,146

Automobiles (0.4%):
444,973	Ford Motor Co.	3,906,863
149,003	General Motors Co.	5,528,011
17,927	Harley-Davidson, Inc.	639,277

		10,074,151

Banks (5.3%):
1,021,074	Bank of America Corp.	28,171,431
86,806	BB&T Corp.	4,039,083
267,302	Citigroup, Inc.	16,631,530
52,202	Citizens Financial Group, Inc.	1,696,565
18,233	Comerica, Inc.	1,336,844
87,499	Fifth Third Bancorp	2,206,725
18,799	First Republic Bank	1,888,548
119,965	Huntington Bancshares, Inc.^	1,521,156
372,189	JPMorgan Chase & Co.^	37,676,691
115,620	KeyCorp	1,821,015
15,747	M&T Bank Corp.	2,472,594
43,371	People’s United Financial, Inc.^	713,019
51,564	PNC Financial Services Group, Inc.	6,324,840
115,187	Regions Financial Corp.	1,629,896
50,386	SunTrust Banks, Inc.	2,985,371
6,028	SVB Financial Group*	1,340,386
171,029	U.S. Bancorp	8,241,888
465,427	Wells Fargo & Co.	22,489,433
21,339	Zions Bancorp	969,004

		144,156,019

Beverages (1.7%):
19,186	Brown-Forman Corp., Class B^	1,012,637
437,387	Coca-Cola Co. (The)	20,495,955
18,932	Constellation Brands, Inc., Class C	3,319,348
21,419	Molson Coors Brewing Co., Class B	1,277,643
44,346	Monster Beverage Corp.*	2,420,405
159,673	PepsiCo, Inc.	19,567,926

		48,093,914

Shares		Fair Value
Common Stocks, continued
Biotechnology (2.3%):
167,676	AbbVie, Inc.	$13,513,008
25,402	Alexion Pharmaceuticals, Inc.*	3,433,842
70,735	Amgen, Inc.	13,438,235
22,360	Biogen Idec, Inc.*	5,285,457
79,838	Celgene Corp.*	7,531,917
144,990	Gilead Sciences, Inc.	9,425,800
20,071	Incyte Corp.*	1,726,307
8,909	Regeneron Pharmaceuticals, Inc.*	3,658,214
29,061	Vertex Pharmaceuticals, Inc.*	5,345,771

		63,358,551

Building Products (0.3%):
16,027	A.O. Smith Corp.^	854,560
10,702	Allegion plc	970,778
15,838	Fortune Brands Home & Security, Inc.	754,047
103,750	Johnson Controls International plc	3,832,526
33,753	Masco Corp.	1,326,830

		7,738,741

Capital Markets (2.6%):
5,920	Affiliated Managers Group, Inc.	634,091
15,323	Ameriprise Financial, Inc.	1,962,876
99,856	Bank of New York Mellon Corp. (The)	5,035,738
13,833	BlackRock, Inc., Class A+	5,911,809
12,612	CBOE Holdings, Inc.	1,203,689
134,846	Charles Schwab Corp. (The)	5,766,015
40,669	CME Group, Inc.	6,693,304
28,239	E*TRADE Financial Corp.	1,311,137
33,369	Franklin Resources, Inc.^	1,105,849
38,932	Goldman Sachs Group, Inc. (The)	7,474,556
64,545	Intercontinental Exchange, Inc.	4,914,456
45,553	Invesco, Ltd.^	879,628
18,889	Moody’s Corp.^	3,420,609
147,623	Morgan Stanley	6,229,691
9,531	MSCI, Inc., Class A	1,895,144
13,031	NASDAQ OMX Group, Inc. (The)^	1,140,082
24,827	Northern Trust Corp.	2,244,609
14,429	Raymond James Financial, Inc.	1,160,236
28,259	S&P Global, Inc.	5,949,932
42,980	State Street Corp.	2,828,514
26,823	T. Rowe Price Group, Inc.	2,685,519

		70,447,484

Chemicals (2.0%):
24,949	Air Products & Chemicals, Inc.	4,764,261
11,883	Albemarle Corp.^	974,168
14,696	Celanese Corp., Series A	1,449,173
25,560	CF Industries Holdings, Inc.	1,044,893
256,303	DowDuPont, Inc.	13,663,513
15,847	Eastman Chemical Co.	1,202,470
28,781	Ecolab, Inc.	5,080,998
15,228	FMC Corp.	1,169,815
11,582	International Flavor & Fragrances, Inc.^	1,491,646
62,639	Linde plc^	11,020,079
34,576	LyondellBasell Industries NV, Class A	2,907,150
40,442	Mosaic Co. (The)	1,104,471
26,783	PPG Industries, Inc.^	3,022,997
9,275	Sherwin Williams Co.	3,994,835

		52,890,469

See accompanying notes to the schedules of portfolio investments.

AZL S&P 500 Index Fund

Schedule of Portfolio Investments

March 31, 2019 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Commercial Services & Supplies (0.4%):
9,571	Cintas Corp.	$1,934,395
22,828	Copart, Inc.*^	1,383,149
24,642	Republic Services, Inc., Class A	1,980,724
17,114	Rollins, Inc.^	712,285
44,318	Waste Management, Inc.	4,605,082

		10,615,635

Communications Equipment (1.2%):
5,908	Arista Networks, Inc.*	1,857,830
500,387	Cisco Systems, Inc.	27,015,893
6,747	F5 Networks, Inc.*^	1,058,807
39,455	Juniper Networks, Inc.	1,044,374
18,599	Motorola Solutions, Inc.	2,611,672

		33,588,576

Construction & Engineering (0.1%):
15,789	Fluor Corp.	581,035
13,254	Jacobs Engineering Group, Inc.^	996,569
16,068	Quanta Services, Inc.	606,406

		2,184,010

Construction Materials (0.1%):
7,142	Martin Marietta Materials, Inc.	1,436,828
15,048	Vulcan Materials Co.	1,781,683

		3,218,511

Consumer Finance (0.7%):
78,611	American Express Co.	8,592,182
53,185	Capital One Financial Corp.	4,344,683
37,291	Discover Financial Services	2,653,628
74,236	Synchrony Financial	2,368,128

		17,958,621

Containers & Packaging (0.3%):
9,546	Avery Dennison Corp.	1,078,698
38,005	Ball Corp.	2,198,970
45,496	International Paper Co.	2,105,100
10,809	Packaging Corp. of America	1,074,198
17,707	Sealed Air Corp.	815,584
29,075	WestRock Co.	1,115,026

		8,387,576

Distributors (0.1%):
16,702	Genuine Parts Co.	1,871,125
36,212	LKQ Corp.*	1,027,697

		2,898,822

Diversified Consumer Services (0.0%†):
23,516	H&R Block, Inc.^	562,973

Diversified Financial Services (1.7%):
221,041	Berkshire Hathaway, Inc., Class B*^	44,404,926
30,311	Jefferies Financial Group, Inc.	569,544

		44,974,470

Diversified Telecommunication Services (2.0%):
828,053	AT&T, Inc.	25,967,742
108,627	CenturyLink, Inc.^	1,302,438
469,694	Verizon Communications, Inc.^	27,773,006

		55,043,186

Electric Utilities (1.9%):
26,751	Alliant Energy Corp.	1,260,775
56,073	American Electric Power Co., Inc.	4,696,114
82,641	Duke Energy Corp.	7,437,690
37,194	Edison International	2,303,052
21,450	Entergy Corp.	2,051,264
29,193	Evergy, Inc.	1,694,654
36,231	Eversource Energy	2,570,589
110,233	Exelon Corp.	5,525,980
57,119	FirstEnergy Corp.	2,376,722
54,354	NextEra Energy, Inc.	10,507,714
12,731	Pinnacle West Capital Corp.	1,216,829
81,918	PPL Corp.	2,600,077
117,601	Southern Co. (The)	6,077,620
58,574	Xcel Energy, Inc.	3,292,445

		53,611,525

Shares		Fair Value
Common Stocks, continued
Electrical Equipment (0.5%):
25,708	AMETEK, Inc.	$2,132,993
48,151	Eaton Corp. plc	3,879,044
69,865	Emerson Electric Co.	4,783,656
13,560	Rockwell Automation, Inc.	2,379,238

		13,174,931

Electronic Equipment, Instruments & Components (0.5%):
33,884	Amphenol Corp., Class A	3,200,004
89,386	Corning, Inc.	2,958,677
15,696	FLIR Systems, Inc.	746,816
4,052	IPG Photonics Corp.*	615,013
21,307	Keysight Technologies, Inc.*	1,857,970
38,518	TE Connectivity, Ltd.	3,110,329

		12,488,809

Energy Equipment & Services (0.5%):
58,177	Baker Hughes, a GE Co.	1,612,666
98,911	Halliburton Co.	2,898,092
12,341	Helmerich & Payne, Inc.^	685,666
43,193	National-Oilwell Varco, Inc.	1,150,662
157,546	Schlumberger, Ltd.	6,864,280
48,635	Technipfmc plc	1,143,895

		14,355,261

Entertainment (1.9%):
86,678	Activision Blizzard, Inc.	3,946,449
34,056	Electronic Arts, Inc.*	3,461,111
49,629	Netflix, Inc.*	17,695,716
12,748	Take-Two Interactive Software, Inc.*	1,203,029
40,572	Viacom, Inc., Class B	1,138,856
209,255	Walt Disney Co. (The)	23,233,622

		50,678,783

Equity Real Estate Investment Trusts (3.0%):
12,744	Alexandria Real Estate Equities, Inc.	1,816,785
50,145	American Tower Corp.	9,881,573
18,209	Apartment Investment & Management Co.*	915,731
15,745	AvalonBay Communities, Inc.	3,160,494
17,634	Boston Properties, Inc.	2,360,840
47,238	Crown Castle International Corp.	6,046,463
23,592	Digital Realty Trust, Inc.^	2,807,448
40,883	Duke Realty Corp.	1,250,202
9,471	Equinix, Inc.	4,291,878
42,052	Equity Residential Property Trust	3,167,357
7,441	Essex Property Trust, Inc.	2,152,235
14,588	Extra Space Storage, Inc.	1,486,663
8,340	Federal Realty Investment Trust	1,149,669
54,196	HCP, Inc.	1,696,335
84,395	Host Hotels & Resorts, Inc.	1,595,066
32,871	Iron Mountain, Inc.	1,165,606
48,219	Kimco Realty Corp.^	892,052
12,156	Macerich Co. (The)^	526,963
12,870	Mid-America Apartment Communities, Inc.	1,407,077
71,653	ProLogis, Inc.	5,155,433
17,027	Public Storage, Inc.	3,708,140
34,453	Realty Income Corp.	2,534,363
18,987	Regency Centers Corp.	1,281,433
12,779	SBA Communications Corp.*	2,551,455
35,120	Simon Property Group, Inc.	6,399,214
9,394	SL Green Realty Corp.	844,708

See accompanying notes to the schedules of portfolio investments.

AZL S&P 500 Index Fund

Schedule of Portfolio Investments

March 31, 2019 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Equity Real Estate Investment Trusts, continued
31,062	UDR, Inc.	$1,412,079
40,337	Ventas, Inc.	2,573,904
19,622	Vornado Realty Trust	1,323,308
43,918	Welltower, Inc.	3,408,037
85,380	Weyerhaeuser Co.	2,248,909

		81,211,420

Food & Staples Retailing (1.5%):
50,071	Costco Wholesale Corp.	12,124,192
91,023	Kroger Co. (The)^	2,239,166
53,697	Sysco Corp.	3,584,812
91,157	Walgreens Boots Alliance, Inc.	5,767,503
161,821	Wal-Mart Stores, Inc.	15,782,402

		39,498,075

Food Products (1.2%):
63,995	Archer-Daniels-Midland Co.	2,760,104
21,525	Campbell Soup Co.^	820,748
54,797	Conagra Brands, Inc.^	1,520,069
68,121	General Mills, Inc.^	3,525,262
15,914	Hershey Co. (The)^	1,827,405
31,006	Hormel Foods Corp.^	1,387,829
12,867	JM Smucker Co. (The)^	1,499,006
28,419	Kellogg Co.	1,630,682
70,333	Kraft Heinz Co. (The)	2,296,372
16,801	Lamb Weston Holdings, Inc.	1,259,067
13,876	McCormick & Co.^	2,090,142
164,161	Mondelez International, Inc., Class A	8,194,917
33,780	Tyson Foods, Inc., Class A	2,345,345

		31,156,948

Gas Utilities (0.1%):
13,418	Atmos Energy Corp.	1,381,115

Health Care Equipment & Supplies (3.5%):
199,646	Abbott Laboratories	15,959,702
5,140	ABIOMED, Inc.*	1,467,933
8,295	Align Technology, Inc.*	2,358,517
54,183	Baxter International, Inc.	4,405,620
30,585	Becton, Dickinson & Co.	7,637,992
157,545	Boston Scientific Corp.*	6,046,577
5,578	Cooper Cos., Inc. (The)	1,652,036
71,420	Danaher Corp.	9,428,868
25,295	Dentsply Sirona, Inc.	1,254,379
23,617	Edwards Lifesciences Corp.*	4,518,641
30,356	Hologic, Inc.*	1,469,230
9,780	IDEXX Laboratories, Inc.*	2,186,808
13,014	Intuitive Surgical, Inc.*	7,425,528
152,451	Medtronic plc	13,885,237
16,261	ResMed, Inc.^	1,690,656
35,160	Stryker Corp.	6,944,803
5,279	Teleflex, Inc.^	1,595,103
10,273	Varian Medical Systems, Inc.*	1,455,890
23,243	Zimmer Holdings, Inc.	2,968,131

		94,351,651

Health Care Providers & Services (2.7%):
17,684	AmerisourceBergen Corp.	1,406,232
29,215	Anthem, Inc.	8,384,121
33,736	Cardinal Health, Inc.^	1,624,388
46,946	Centene Corp.*	2,492,833
43,202	Cigna Corp.	6,947,746
1	Covetrus, Inc.*	32
147,442	CVS Health Corp.	7,951,547
14,470	DaVita, Inc.*	785,576
30,357	HCA Healthcare, Inc.	3,957,946
17,203	Henry Schein, Inc.*	1,034,072
15,411	Humana, Inc.	4,099,326

Shares		Fair Value
Common Stocks, continued
Health Care Providers & Services, continued
11,208	Laboratory Corp. of America Holdings*	$1,714,600
21,762	McKesson Corp.	2,547,460
15,402	Quest Diagnostics, Inc.^	1,384,948
109,073	UnitedHealth Group, Inc.	26,969,389
9,495	Universal Health Services, Inc., Class B	1,270,146
5,647	WellCare Health Plans, Inc.*	1,523,278

		74,093,640

Health Care Technology (0.1%):
36,871	Cerner Corp.*	2,109,390

Hotels, Restaurants & Leisure (1.8%):
45,601	Carnival Corp., Class A	2,312,883
2,777	Chipotle Mexican Grill, Inc.*	1,972,531
13,972	Darden Restaurants, Inc.	1,697,179
33,288	Hilton Worldwide Holdings, Inc.	2,766,566
32,047	Marriott International, Inc., Class A	4,008,759
86,995	McDonald’s Corp.	16,520,350
58,463	MGM Resorts International	1,500,161
24,795	Norwegian Cruise Line Holdings, Ltd.*	1,362,733
19,595	Royal Caribbean Cruises, Ltd.	2,245,979
141,362	Starbucks Corp.	10,508,851
10,962	Wynn Resorts, Ltd.	1,307,986
34,831	Yum! Brands, Inc.	3,476,482

		49,680,460

Household Durables (0.3%):
38,372	D.R. Horton, Inc.	1,587,833
13,756	Garmin, Ltd.	1,187,831
14,855	Leggett & Platt, Inc.^	627,178
32,505	Lennar Corp., Class A	1,595,671
6,911	Mohawk Industries, Inc.*	871,823
44,604	Newell Brands, Inc.^	684,225
28,894	PulteGroup, Inc.	807,876
7,201	Whirlpool Corp.	956,941

		8,319,378

Household Products (1.7%):
27,897	Church & Dwight Co., Inc.	1,987,103
14,646	Clorox Co. (The)^	2,350,097
97,948	Colgate-Palmolive Co.	6,713,356
39,152	Kimberly-Clark Corp.	4,850,933
284,359	Procter & Gamble Co. (The)	29,587,554

		45,489,043

Independent Power and Renewable Electricity Producers (0.1%):
74,721	AES Corp. (The)	1,350,956
32,228	NRG Energy, Inc.	1,369,045

		2,720,001

Industrial Conglomerates (1.5%):
65,452	3M Co., Class C	13,599,616
989,522	General Electric Co.	9,885,325
82,877	Honeywell International, Inc.	13,170,813
11,745	Roper Industries, Inc.	4,016,438

		40,672,192

Insurance (2.3%):
85,292	Aflac, Inc.	4,264,600
37,735	Allstate Corp. (The)	3,553,882
98,836	American International Group, Inc.	4,255,878
27,281	Aon plc	4,656,867
21,026	Arthur J. Gallagher & Co.	1,642,131
5,806	Assurant, Inc.	551,047
13,405	Brighthouse Financial, Inc.*	486,467
52,105	Chubb, Ltd.	7,298,869
17,168	Cincinnati Financial Corp.	1,474,731

See accompanying notes to the schedules of portfolio investments.

AZL S&P 500 Index Fund

Schedule of Portfolio Investments

March 31, 2019 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Insurance, continued
4,675	Everest Re Group, Ltd.	$1,009,613
40,840	Hartford Financial Services Group, Inc. (The)	2,030,565
23,437	Lincoln National Corp.	1,375,752
31,140	Loews Corp.	1,492,540
57,417	Marsh & McLennan Cos., Inc.	5,391,456
108,815	MetLife, Inc.	4,632,255
29,422	Principal Financial Group, Inc.	1,476,690
66,373	Progressive Corp. (The)	4,784,830
46,492	Prudential Financial, Inc.	4,271,685
11,635	Torchmark Corp.	953,488
29,940	Travelers Cos., Inc. (The)	4,106,570
24,397	UnumProvident Corp.	825,351
14,655	Willis Towers Watson plc	2,574,151

		63,109,418

Interactive Media & Services (4.8%):
34,029	Alphabet, Inc., Class A*	40,048,390
34,940	Alphabet, Inc., Class C*	40,995,451
271,168	Facebook, Inc., Class A*	45,200,994
11,800	TripAdvisor, Inc.*^	607,110
82,705	Twitter, Inc.*	2,719,340

		129,571,285

Internet & Direct Marketing Retail (3.6%):
46,902	Amazon.com, Inc.*	83,520,736
5,117	Booking Holdings, Inc.*	8,928,704
97,756	eBay, Inc.	3,630,658
13,290	Expedia, Inc.	1,581,510

		97,661,608

IT Services (5.0%):
72,460	Accenture plc, Class C^	12,754,409
18,714	Akamai Technologies, Inc.*^	1,341,981
5,135	Alliance Data Systems Corp.	898,522
49,519	Automatic Data Processing, Inc.	7,910,165
13,211	Broadridge Financial Solutions, Inc.	1,369,849
65,373	Cognizant Technology Solutions Corp., Class A	4,736,274
30,332	DXC Technology Co.	1,950,651
36,707	Fidelity National Information Services, Inc.	4,151,562
44,512	Fiserv, Inc.*^	3,929,519
9,735	FleetCor Technologies, Inc.*	2,400,554
10,287	Gartner, Inc.*	1,560,332
17,890	Global Payments, Inc.	2,442,343
101,153	International Business Machines Corp.	14,272,688
8,828	Jack Henry & Associates, Inc.^	1,224,797
102,608	MasterCard, Inc., Class A	24,159,053
36,185	Paychex, Inc.	2,902,037
133,361	PayPal Holdings, Inc.*	13,848,206
18,653	Total System Services, Inc.	1,772,222
11,975	VeriSign, Inc.*	2,174,181
198,946	Visa, Inc., Class A^	31,073,375
50,082	Western Union Co.	925,015

		137,797,735

Leisure Products (0.1%):
13,266	Hasbro, Inc.^	1,127,875
39,733	Mattel, Inc.*^	516,529

		1,644,404

Life Sciences Tools & Services (1.1%):
36,104	Agilent Technologies, Inc.	2,902,040
16,710	Illumina, Inc.*	5,191,630
18,015	IQVIA Holdings, Inc.*	2,591,458
2,818	Mettler-Toledo International, Inc.*	2,037,414
12,733	PerkinElmer, Inc.	1,226,952
45,762	Thermo Fisher Scientific, Inc.	12,525,974
8,095	Waters Corp.*	2,037,592

		28,513,060

Shares		Fair Value
Common Stocks, continued
Machinery (1.6%):
65,423	Caterpillar, Inc.	$8,864,161
16,420	Cummins, Inc.	2,592,225
36,204	Deere & Co.^	5,786,847
16,607	Dover Corp.	1,557,737
15,004	Flowserve Corp.	677,281
33,442	Fortive Corp.	2,805,449
34,313	Illinois Tool Works, Inc.	4,924,945
27,527	Ingersoll-Rand plc	2,971,540
39,307	PACCAR, Inc.	2,678,379
14,669	Parker Hannifin Corp.	2,517,494
17,838	Pentair plc	793,969
6,338	Snap-On, Inc.^	992,024
17,215	Stanley Black & Decker, Inc.	2,344,167
15,336	Wabtec Corp.	1,130,570
20,364	Xylem, Inc.	1,609,571

		42,246,359

Media (1.4%):
39,847	CBS Corp., Class B	1,893,928
19,725	Charter Communications, Inc., Class A*	6,842,800
513,401	Comcast Corp., Class A	20,525,771
17,669	Discovery Communications, Inc., Class A*^	477,416
41,157	Discovery Communications, Inc., Class C*	1,046,211
26,214	DISH Network Corp., Class A*^	830,722
40,484	Fox Corp., Class A*	1,486,168
18,562	Fox Corp., Class B*	666,005
43,914	Interpublic Group of Cos., Inc. (The)	922,633
43,872	News Corp., Class A^	545,768
13,127	News Corp., Class B	163,956
25,302	Omnicom Group, Inc.	1,846,793

		37,248,171

Metals & Mining (0.2%):
164,258	Freeport-McMoRan Copper & Gold, Inc.	2,117,286
60,897	Newmont Mining Corp.	2,178,285
34,533	Nucor Corp.	2,015,001

		6,310,572

Multiline Retail (0.5%):
29,959	Dollar General Corp.	3,574,109
27,194	Dollar Tree, Inc.*	2,856,458
18,673	Kohl’s Corp.^	1,284,142
35,410	Macy’s, Inc.	850,902
12,097	Nordstrom, Inc.^	536,865
59,469	Target Corp.	4,772,982

		13,875,458

Multi-Utilities (1.1%):
27,803	Ameren Corp.	2,044,911
56,726	CenterPoint Energy, Inc.	1,741,488
32,184	CMS Energy Corp.^	1,787,499
36,497	Consolidated Edison, Inc.	3,095,311
90,859	Dominion Energy, Inc.	6,965,250
20,756	DTE Energy Co.	2,589,103
42,715	NiSource, Inc.^	1,224,212
57,380	Public Service Enterprise Group, Inc.	3,408,946
31,081	Sempra Energy^	3,911,855
35,770	WEC Energy Group, Inc.^	2,828,692

		29,597,267

See accompanying notes to the schedules of portfolio investments.

AZL S&P 500 Index Fund

Schedule of Portfolio Investments

March 31, 2019 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Oil, Gas & Consumable Fuels (4.9%):
56,733	Anadarko Petroleum Corp.	$2,580,217
42,491	Apache Corp.^	1,472,738
48,125	Cabot Oil & Gas Corp.	1,256,063
215,984	Chevron Corp.	26,604,909
11,639	Cimarex Energy Co.	813,566
22,914	Concho Resources, Inc.	2,542,537
128,950	ConocoPhillips Co.	8,606,123
50,284	Devon Energy Corp.	1,586,963
17,469	Diamondback Energy, Inc.	1,773,628
65,936	EOG Resources, Inc.^	6,275,788
481,628	Exxon Mobil Corp.	38,915,542
29,183	Hess Corp.	1,757,692
17,858	HollyFrontier Corp.	879,864
221,290	Kinder Morgan, Inc.	4,428,013
93,815	Marathon Oil Corp.	1,567,649
76,572	Marathon Petroleum Corp.	4,582,834
54,518	Noble Energy, Inc.^	1,348,230
85,202	Occidental Petroleum Corp.	5,640,372
46,631	ONEOK, Inc.	3,256,709
47,688	Phillips 66	4,538,467
19,139	Pioneer Natural Resources Co.	2,914,487
47,471	Valero Energy Corp.	4,026,965
137,458	Williams Cos., Inc. (The)	3,947,794

		131,317,150

Personal Products (0.2%):
50,354	Coty, Inc., Class A	579,071
24,809	Estee Lauder Co., Inc. (The), Class A	4,107,130

		4,686,201

Pharmaceuticals (4.7%):
35,540	Allergan plc	5,203,411
185,589	Bristol-Myers Squibb Co.	8,854,451
98,175	Eli Lilly & Co.	12,739,188
302,724	Johnson & Johnson Co.	42,317,789
293,412	Merck & Co., Inc.	24,403,076
58,794	Mylan NV*	1,666,222
19,530	Nektar Therapeutics*	656,208
14,244	Perrigo Co. plc	685,991
631,084	Pfizer, Inc.	26,802,138
54,423	Zoetis, Inc.	5,478,763

		128,807,237

Professional Services (0.3%):
13,672	Equifax, Inc.	1,620,132
41,164	IHS Markit, Ltd.*	2,238,498
40,730	Nielsen Holdings plc	964,079
13,728	Robert Half International, Inc.	894,516
18,537	Verisk Analytics, Inc.	2,465,422

		8,182,647

Real Estate Management & Development (0.1%):
35,503	CBRE Group, Inc., Class A*	1,755,623

Road & Rail (1.0%):
88,078	CSX Corp.	6,589,996
9,892	J.B. Hunt Transport Services, Inc.	1,001,961
11,377	Kansas City Southern	1,319,504
30,402	Norfolk Southern Corp.	5,681,830
82,171	Union Pacific Corp.	13,738,991

		28,332,282

Semiconductors & Semiconductor Equipment (3.9%):
99,953	Advanced Micro Devices, Inc.*^	2,550,801
41,867	Analog Devices, Inc.	4,407,339
107,919	Applied Materials, Inc.	4,280,068
45,026	Broadcom, Inc.	13,539,768
511,182	Intel Corp.	27,450,473

Shares		Fair Value
Common Stocks, continued
Semiconductors & Semiconductor Equipment, continued
18,716	KLA-Tencor Corp.	$2,234,878
17,338	Lam Research Corp.	3,103,675
30,868	Maxim Integrated Products, Inc.	1,641,252
26,886	Microchip Technology, Inc.^	2,230,463
127,431	Micron Technology, Inc.*	5,266,723
68,885	NVIDIA Corp.	12,368,991
14,106	Qorvo, Inc.*^	1,011,823
137,578	QUALCOMM, Inc.	7,846,073
19,786	Skyworks Solutions, Inc.	1,631,949
106,679	Texas Instruments, Inc.	11,315,442
28,731	Xilinx, Inc.	3,642,803

		104,522,521

Software (6.3%):
55,441	Adobe Systems, Inc.*	14,774,472
9,523	ANSYS, Inc.*	1,739,947
24,844	Autodesk, Inc.*	3,871,192
31,712	Cadence Design Systems, Inc.*	2,014,029
14,225	Citrix Systems, Inc.	1,417,664
16,579	Fortinet, Inc.*	1,392,139
29,449	Intuit, Inc.	7,698,263
872,115	Microsoft Corp.^	102,857,242
289,651	Oracle Corp.	15,557,155
20,140	Red Hat, Inc.*	3,679,578
86,959	Salesforce.com, Inc.*	13,771,697
72,239	Symantec Corp.	1,660,775
16,925	Synopsys, Inc.*	1,948,914

		172,383,067

Specialty Retail (2.4%):
8,147	Advance Auto Parts, Inc.	1,389,308
2,837	AutoZone, Inc.*	2,905,428
26,523	Best Buy Co., Inc.	1,884,724
19,334	CarMax, Inc.*^	1,349,513
13,022	Foot Locker, Inc.^	789,133
24,642	Gap, Inc. (The)	645,128
128,396	Home Depot, Inc. (The)	24,637,908
25,967	L Brands, Inc.^	716,170
91,051	Lowe’s Cos., Inc.	9,967,353
8,909	O’Reilly Automotive, Inc.*	3,459,365
42,126	Ross Stores, Inc.	3,921,931
12,467	Tiffany & Co.	1,315,892
140,672	TJX Cos., Inc. (The)	7,485,157
13,837	Tractor Supply Co.	1,352,705
6,434	Ulta Salon, Cosmetics & Fragrance, Inc.*	2,243,729

		64,063,444

Technology Hardware, Storage & Peripherals (4.0%):
509,195	Apple, Inc.^	96,721,591
156,201	Hewlett Packard Enterprise Co.	2,410,181
174,316	HP, Inc.	3,386,960
27,904	NetApp, Inc.	1,934,863
29,144	Seagate Technology plc^	1,395,706
33,336	Western Digital Corp.^	1,602,128
22,719	Xerox Corp.	726,554

		108,177,983

Textiles, Apparel & Luxury Goods (0.8%):
17,338	Capri Holdings, Ltd.*^	793,214
40,220	Hanesbrands, Inc.^	719,134
143,087	Nike, Inc., Class B	12,049,355
8,617	PVH Corp.	1,050,843
6,097	Ralph Lauren Corp.	790,659
33,293	Tapestry, Inc.	1,081,690
21,264	Under Armour, Inc., Class A*	449,521
22,308	Under Armour, Inc., Class C*^	420,952

See accompanying notes to the schedules of portfolio investments.

AZL S&P 500 Index Fund

Schedule of Portfolio Investments

March 31, 2019 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Textiles, Apparel & Luxury Goods, continued
36,874	VF Corp.	$3,204,719

		20,560,087

Tobacco (1.0%):
213,070	Altria Group, Inc.	12,236,610
176,706	Philip Morris International, Inc.	15,619,043

		27,855,653

Trading Companies & Distributors (0.2%):
32,674	Fastenal Co.^	2,101,265
8,972	United Rentals, Inc.*	1,025,051
5,127	W.W. Grainger, Inc.^	1,542,868

		4,669,184

Water Utilities (0.1%):
20,595	American Water Works Co., Inc.	2,147,235

Total Common Stocks (Cost $1,519,376,064)		2,686,016,129

Unaffiliated Investment Company (0.8%):
22,980,762	Dreyfus Treasury Securities Cash Management Fund, Institutional Shares, 2.27%(a)	22,980,762

Total Unaffiliated Investment Company (Cost $22,980,762)		22,980,762

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Short-Term Securities Held as Collateral for Securities on Loan (8.0%)(b)
Floating Rate Notes (3.1%)
6,995,102	Svenska Handelsbanken AB, 2.82%, 1/27/20	6,994,058
6,802,101	Mizuho Financial Group Inc, 2.71%, 7/29/19	6,800,000
6,431,998	DNB Bank ASA, 2.79%, 1/29/20	6,431,000
6,199,973	Societe Generale, 2.89%, 1/24/20	6,200,000
6,100,234	Nordea Bank ABP, 2.54%, 4/5/19	6,100,057
5,677,389	Bank of Montreal, 2.81%, 2/3/20	5,676,000
5,372,646	Lloyds Banking Group plc, 2.67%, 8/15/19	5,371,000
5,157,972	Groupe Credit Mutuel, 2.76%, 5/20/19	5,156,000
4,699,981	Westpac Banking Corp, 2.78%, 1/27/20	4,700,000
4,684,928	Commonwealth Bank of Australia, 2.78%, 10/10/19	4,685,476
4,420,978	Nordea Bank ABP, 2.78%, 1/28/20	4,421,000
4,399,978	Credit Suisse Group AG, 2.87%, 1/30/20	4,400,000
4,387,035	DNB Bank ASA, 2.81%, 1/23/20	4,386,000
4,300,678	Royal Bank of Canada, 2.80%, 1/27/20	4,300,679
4,001,480	UBS Group AG, 2.79%, 5/28/19	4,001,025
3,600,754	US Bancorp, 2.65%, 5/13/19	3,600,000

		83,222,295

Miscellaneous Investments (4.9%)
133,240,214	Short-Term Investments(c)	133,240,214

Total Short-Term Securities Held as Collateral for Securities on Loan (Cost $216,462,509)		216,462,509

Total Investment Securities (Cost $1,758,819,335) - 108.0%(d)		2,925,459,400
Net other assets (liabilities) - (8.0)%		(216,567,386)

Net Assets - 100.0%		$2,708,892,014

Percentages indicated are based on net assets as of March 31, 2019.

*	Non-income producing security.
^	This security or a partial position of this security was on loan as of March 31, 2019. The total value of securities on loan as of March 31, 2019, was $213,272,937.
+	Affiliated Securities
†	Represents less than 0.05%.
(a)	The rate represents the effective yield at March 31, 2019.
(b)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before March 31, 2019.
(c)

Represents various short-term investments purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before March 31, 2019.

See accompanying notes to the schedules of portfolio investments.

AZL S&P 500 Index Fund

Schedule of Portfolio Investments

March 31, 2019 (Unaudited)

Futures Contracts

Cash of $1,091,000 has been segregated to cover margin requirements for the following open contracts as of March 31, 2019:

Long Futures

Description	Expiration Date	Number of Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P 500 Index E-Mini June Futures (U.S. Dollar)	6/21/19	180	$25,540,200	$438,962

				$438,962

See accompanying notes to the schedules of portfolio investments.

AZL Small Cap Stock Index Fund

Schedule of Portfolio Investments

March 31, 2019 (Unaudited)

Shares		Fair Value
Common Stocks (98.2%):
Aerospace & Defense (2.3%):
36,608	AAR Corp.	$1,190,126
80,401	Aerojet Rocketdyne Holdings, Inc.*^	2,856,648
23,781	AeroVironment, Inc.*^	1,626,858
65,599	Axon Enterprise, Inc.*	3,569,242
31,924	Cubic Corp.^	1,795,406
54,054	Mercury Computer Systems, Inc.*^	3,463,780
36,211	Moog, Inc., Class A^	3,148,546
5,639	National Presto Industries, Inc.^	612,113
55,759	Triumph Group, Inc.^	1,062,767

		19,325,486

Air Freight & Logistics (0.7%):
28,604	Atlas Air Worldwide Holdings, Inc.*	1,446,218
31,032	Echo Global Logistics, Inc.*^	768,973
32,354	Forward Air Corp.^	2,094,275
37,891	Hub Group, Inc., Class A*	1,547,847

		5,857,313

Airlines (0.8%):
14,440	Allegiant Travel Co.^	1,869,547
53,988	Hawaiian Holdings, Inc.^	1,417,185
57,550	SkyWest, Inc.^	3,124,389

		6,411,121

Auto Components (1.9%):
124,621	American Axle & Manufacturing Holdings, Inc.*^	1,783,327
55,791	Cooper Tire & Rubber Co.^	1,667,593
18,052	Cooper-Standard Holding, Inc.*	847,722
32,408	Dorman Products, Inc.*^	2,854,820
42,392	Fox Factory Holding Corp.*^	2,962,776
82,563	Garrett Motion, Inc.*	1,216,153
37,409	Gentherm, Inc.*	1,378,896
27,775	LCI Industries	2,133,676
21,253	Motorcar Parts of America, Inc.*^	401,044
22,475	Standard Motor Products, Inc.	1,103,523
26,941	Superior Industries International, Inc.^	128,239

		16,477,769

Automobiles (0.1%):
32,543	Winnebago Industries, Inc.^	1,013,714

Banks (8.4%):
44,588	Ameris Bancorp^	1,531,598
47,546	Banc of California, Inc.	658,037
35,089	Banner Corp.^	1,900,771
45,573	Berkshire Hills Bancorp, Inc.	1,241,409
93,402	Boston Private Financial Holdings, Inc.^	1,023,686
89,078	Brookline Bancorp, Inc.	1,282,723
32,552	Central Pacific Financial Corp.	938,800
18,543	City Holding Co.^	1,412,791
82,027	Columbia Banking System, Inc.^	2,681,463
57,457	Community Bank System, Inc.^	3,434,204
31,815	Customers Bancorp, Inc.*	582,533
113,490	CVB Financial Corp.	2,388,965
35,376	Eagle Bancorp, Inc.*^	1,775,875
24,702	Fidelity Southern Corp.	676,588
242,107	First Bancorp	2,774,546
110,066	First Commonwealth Financial Corp.	1,386,832
109,258	First Financial Bancorp	2,628,747
119,281	First Midwest Bancorp, Inc.^	2,440,489
13,666	Franklin Financial Network, Inc.	396,451
94,250	Glacier Bancorp, Inc.^	3,776,597
63,603	Great Western Bancorp, Inc.^	2,009,219
34,435	Hanmi Financial Corp.	732,432
36,707	Heritage Financial Corp.^	1,106,349
134,320	Hope BanCorp, Inc.^	1,756,906

Shares		Fair Value
Common Stocks, continued
Banks, continued
38,396	Independent Bank Corp.	$3,110,459
50,317	LegacyTexas Financial Group, Inc.	1,881,353
29,245	National Bank Holdings Corp.^	972,689
49,575	NBT Bancorp, Inc.	1,785,196
48,475	OFG Bancorp	959,320
168,164	Old National Bancorp^	2,757,889
24,366	Opus Bank	482,447
49,798	Pacific Premier Bancorp, Inc.^	1,321,141
15,552	Preferred Bank Los Angeles	699,373
38,866	S & T Bancorp, Inc.^	1,536,373
57,276	Seacoast Banking Corp.*^	1,509,223
51,334	ServisFirst Bancshares, Inc.^	1,733,036
103,141	Simmons First National Corp., Class A^	2,524,892
35,823	Southside Bancshares, Inc.^	1,190,398
13,924	Tompkins Financial Corp.^	1,059,199
27,408	Triumph BanCorp, Inc.*^	805,521
85,080	United Community Banks, Inc.	2,121,044
50,368	Veritex Holdings, Inc.	1,219,913
30,296	Westamerica Bancorp^	1,872,293

		70,079,770

Beverages (0.3%):
5,180	Coca-Cola Bottling Co. Consolidated^	1,490,959
14,166	MGP Ingredients, Inc.^	1,092,907

		2,583,866

Biotechnology (2.2%):
43,578	Acorda Therapeutics, Inc.*^	579,152
38,257	AMAG Pharmaceuticals, Inc.*	492,750
61,827	Cytokinetics, Inc.*	500,180
11,549	Eagle Pharmaceuticals, Inc.*^	583,109
50,198	Emergent Biosolutions, Inc.*^	2,536,003
17,608	Enanta Pharmaceuticals, Inc.*^	1,681,916
110,039	Momenta Pharmaceuticals, Inc.*^	1,598,867
81,864	Myriad Genetics, Inc.*^	2,717,885
95,229	Progenics Pharmaceuticals, Inc.*	441,863
34,159	Regenxbio, Inc.*	1,957,652
43,612	Repligen Corp.*	2,576,597
117,717	Spectrum Pharmaceuticals, Inc.*^	1,258,395
58,313	Vanda Pharmaceuticals, Inc.*	1,072,959

		17,997,328

Building Products (1.7%):
45,344	AAON, Inc.^	2,093,986
16,803	American Woodmark Corp.*^	1,388,432
30,290	Apogee Enterprises, Inc.^	1,135,572
35,923	Gibraltar Industries, Inc.*^	1,458,833
38,632	Griffon Corp.^	713,919
20,492	Insteel Industries, Inc.^	428,693
25,345	Patrick Industries, Inc.*	1,148,635
64,486	PGT, Inc.*	893,131
37,152	Quanex Building Products Corp.^	590,345
45,070	Simpson Manufacturing Co., Inc.^	2,671,299
67,849	Universal Forest Products, Inc.	2,028,007

		14,550,852

Capital Markets (0.9%):
53,932	Blucora, Inc.*^	1,800,250
37,800	Donnelley Financial Solutions, Inc.*	562,464
19,539	Greenhill & Co., Inc.^	420,284
17,962	INTL FCStone, Inc.*^	696,207
16,371	Piper Jaffray Cos., Inc.	1,192,300
7,867	Virtus Investment Partners, Inc.	767,426
85,696	Waddell & Reed Financial, Inc., Class A^	1,481,684
131,889	WisdomTree Investments, Inc.^	931,136

		7,851,751

See accompanying notes to the schedules of portfolio investments.

AZL Small Cap Stock Index Fund

Schedule of Portfolio Investments

March 31, 2019 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Chemicals (2.8%):
32,316	AdvanSix, Inc.*	$923,268
29,523	American Vanguard Corp.	508,386
36,073	Balchem Corp.^	3,347,575
92,758	Ferro Corp.*^	1,755,909
28,343	Futurefuel Corp.	379,796
56,850	H.B. Fuller Co.^	2,765,184
10,497	Hawkins, Inc.	386,605
22,251	Innophos Holdings, Inc.	670,645
27,338	Innospec, Inc.^	2,278,622
22,960	Koppers Holdings, Inc.*^	596,501
35,633	Kraton Performance Polymers, Inc.*	1,146,670
162,893	Livent Corp.*^	2,000,326
21,268	LSB Industries, Inc.*^	132,712
14,870	Quaker Chemical Corp.^	2,978,907
54,736	Rayonier Advanced Materials, Inc.^	742,220
22,640	Stepan Co.	1,981,453
28,943	Tredegar Corp.^	467,140

		23,061,919

Commercial Services & Supplies (2.4%):
73,980	ABM Industries, Inc.^	2,689,172
55,004	Brady Corp., Class A^	2,552,736
66,391	Interface, Inc.^	1,017,110
38,183	LSC Communications, Inc.^	249,335
35,664	Matthews International Corp., Class A^	1,317,785
49,946	Mobile Mini, Inc.	1,695,167
15,448	Multi-Color Corp.	770,701
77,790	RR Donnelley & Sons Co.	367,169
33,646	Team, Inc.*	588,805
61,759	Tetra Tech, Inc.^	3,680,218
17,303	UniFirst Corp.^	2,656,011
24,566	US Ecology, Inc.	1,375,205
22,654	Viad Corp.	1,275,194

		20,234,608

Communications Equipment (1.4%):
53,384	ADTRAN, Inc.^	731,361
21,220	Applied Optoelectronics, Inc.*	258,884
37,781	CalAmp Corp.*^	475,285
26,820	Comtech Telecommunications Corp.^	622,760
30,714	Digi International, Inc.*	389,146
130,388	Extreme Networks, Inc.*^	976,606
132,001	Finisar Corp.*^	3,058,463
97,183	Harmonic, Inc.*	526,732
35,098	NETGEAR, Inc.*	1,162,446
254,846	Viavi Solutions, Inc.*^	3,154,994

		11,356,677

Construction & Engineering (0.6%):
35,306	Aegion Corp.*^	620,326
54,417	Arcosa, Inc.^	1,662,439
41,163	Comfort Systems USA, Inc.^	2,156,531
18,253	MYR Group, Inc.*^	632,101
32,796	Orion Marine Group, Inc.*	95,764

		5,167,161

Construction Materials (0.1%):
17,674	U.S. Concrete, Inc.*^	732,057

Consumer Finance (1.0%):
28,596	Encore Capital Group, Inc.*^	778,669
37,279	Enova International, Inc.*^	850,707
57,988	EZCORP, Inc., Class A*^	540,448
48,676	Firstcash, Inc.^	4,210,474
50,501	PRA Group, Inc.*^	1,353,932
7,322	World Acceptance Corp.*^	857,626

		8,591,856

Shares		Fair Value
Common Stocks, continued
Containers & Packaging (0.1%):
39,789	Myers Industries, Inc.	$680,790

Distributors (0.2%):
51,265	Core Markt Holdngs Co., Inc.	1,903,469

Diversified Consumer Services (0.7%):
18,370	American Public Education, Inc.*	553,304
77,825	Career Education Corp.*^	1,285,669
33,651	Regis Corp.*	661,915
24,329	Strategic Education, Inc.^	3,194,642

		5,695,530

Diversified Telecommunication Services (1.2%):
12,097	ATN International, Inc.	682,150
57,097	Cincinnati Bell, Inc.*^	544,705
46,591	Cogent Communications Group, Inc.^	2,527,562
78,924	Consolidated Communications Holdings, Inc.^	861,061
119,852	Frontier Communications Corp.*^	238,505
108,897	Iridium Communications, Inc.*^	2,879,237
246,003	Vonage Holdings Corp.*	2,469,870

		10,203,090

Electric Utilities (0.3%):
45,984	El Paso Electric Co.^	2,704,779

Electrical Equipment (0.4%):
29,308	AZZ, Inc.	1,199,576
23,469	Encore Wire Corp.^	1,342,896
9,915	Powell Industries, Inc.	263,243
18,177	Vicor Corp.*^	563,851

		3,369,566

Electronic Equipment, Instruments & Components (4.2%):
32,116	Anixter International, Inc.*	1,802,029
82,334	Arlo Technologies, Inc.*	340,039
32,538	Badger Meter, Inc.^	1,810,414
11,269	Bel Fuse, Inc., Class B^	284,880
45,495	Benchmark Electronics, Inc.	1,194,244
29,526	Control4 Corp.*^	499,875
36,689	CTS Corp.	1,077,556
43,644	Daktronics, Inc.^	325,148
15,243	ePlus, Inc.*^	1,349,615
40,967	Fabrinet*^	2,145,032
19,181	FARO Technologies, Inc.*	842,238
66,519	II-VI, Inc.*^	2,477,168
39,707	Insight Enterprises, Inc.*	2,186,267
37,445	Itron, Inc.*^	1,746,809
63,965	KEMET Corp.^	1,085,486
100,906	Knowles Corp.*	1,778,973
41,313	Methode Electronics, Inc., Class A^	1,188,988
20,132	MTS Systems Corp.^	1,096,389
18,785	OSI Systems, Inc.*^	1,645,566
21,555	Park Electrochemical Corp.^	338,414
34,655	Plexus Corp.*^	2,112,222
20,609	Rogers Corp.*^	3,274,358
76,242	Sanmina Corp.*^	2,199,582
28,401	ScanSource, Inc.*^	1,017,324
103,307	TTM Technologies, Inc.*^	1,211,791

		35,030,407

Energy Equipment & Services (2.4%):
145,468	Archrock, Inc.^	1,422,677
68,737	C&J Energy Services, Inc.*	1,066,798
25,668	CARBO Ceramics, Inc.*^	89,838
71,871	Diamond Offshore Drilling, Inc.*^	753,927
40,914	Dril-Quip, Inc.*^	1,875,906
22,978	Era Group, Inc.*^	265,166
35,630	Exterran Corp.*	600,366

See accompanying notes to the schedules of portfolio investments.

AZL Small Cap Stock Index Fund

Schedule of Portfolio Investments

March 31, 2019 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Energy Equipment & Services, continued
14,748	Geospace Technologies Corp.*	$190,839
14,593	Gulf Island Fabrication, Inc.*	133,818
156,370	Helix Energy Solutions Group, Inc.*^	1,236,887
24,671	KLX Energy Services Holdings, Inc.*^	620,229
29,672	Matrix Service Co.*^	580,978
363,829	Nabors Industries, Ltd.^	1,251,572
101,283	Newpark Resources, Inc.*^	927,752
279,178	Noble Corp. plc*^	801,241
67,804	Oil States International, Inc.*^	1,149,956
89,973	Pioneer Energy Services Corp.*	159,252
83,117	Propetro Holding Corp.*^	1,873,457
19,375	SEACOR Holdings, Inc.*	819,175
174,707	Superior Energy Services, Inc.*	815,882
137,298	TETRA Technologies, Inc.*	321,277
81,667	U.S. Silica Holdings, Inc.^	1,417,739
60,520	Unit Corp.*^	861,805

		19,236,537

Entertainment (0.1%):
24,127	Marcus Corp.^	966,286

Equity Real Estate Investment Trusts (7.1%):
92,494	Acadia Realty Trust^	2,522,311
42,501	Agree Realty Corp.^	2,947,019
43,184	American Assets Trust, Inc.	1,980,418
58,894	Armada Hoffler Properties, Inc.	918,157
100,634	CareTrust REIT, Inc.^	2,360,874
198,556	CBL & Associates Properties, Inc.^	307,762
105,589	Cedar Shopping Centers, Inc.^	359,003
54,159	Chatham Lodging Trust^	1,042,019
69,262	Chesapeake Lodging Trust^	1,926,176
21,079	Community Healthcare Trust, Inc.^	756,525
228,726	DiamondRock Hospitality, Co.^	2,477,103
70,314	Easterly Government Properties, Inc.^	1,266,355
40,578	EastGroup Properties, Inc.^	4,530,129
76,311	Four Corners Property Trust, Inc.	2,258,806
125,631	Franklin Street Properties Corp.^	903,287
39,131	Getty Realty Corp.	1,253,366
95,893	Global Net Lease, Inc.^	1,812,378
41,187	Hersha Hospitality Trust	705,945
103,651	Independence Realty Trust, Inc.	1,118,394
11,121	Innovative Industrial Properties, Inc.	908,474
81,026	iStar, Inc.	682,239
96,275	Kite Realty Group Trust^	1,539,437
238,181	Lexington Realty Trust^	2,157,920
45,274	LTC Properties, Inc.	2,073,549
64,687	National Storage Affiliates	1,844,226
56,643	Northstar Realty Europe Corp.^	983,322
54,472	Office Properties Income Trust	1,505,606
77,169	Pennsylvania Real Estate Investment Trust	485,393
22,478	PS Business Parks, Inc.	3,525,226
129,714	Retail Opportunity Investments Corp.^	2,249,241
93,104	RPT Realty^	1,118,179
13,731	Saul Centers, Inc.	705,361
120,597	Summit Hotel Properties, Inc.^	1,376,012
14,489	Universal Health Realty Income Trust	1,096,962
35,423	Urstadt Biddle Properties, Inc., Class A	731,131
214,300	Washington Prime Group, Inc.^	1,210,795
45,026	Washington Real Estate^	1,277,838
47,105	Whitestone REIT^	566,202
125,457	Xenia Hotels & Resorts, Inc.	2,748,763

		60,231,903

Shares		Fair Value
Common Stocks, continued
Food & Staples Retailing (0.4%):
40,022	SpartanNash Co.	$635,149
29,343	The Andersons, Inc.^	945,724
25,558	The Chefs’ Warehouse, Inc.*^	793,576
57,048	United Natural Foods, Inc.*^	754,175

		3,128,624

Food Products (1.5%):
73,361	B&G Foods, Inc.^	1,791,476
17,490	Calavo Growers, Inc.^	1,466,537
33,782	Cal-Maine Foods, Inc.^	1,507,691
183,932	Darling International, Inc.*	3,982,127
103,903	Dean Foods Co.^	314,826
16,870	J & J Snack Foods Corp.^	2,679,631
9,869	John B Sanfilippo And Son, Inc.^	709,285
7,330	Seneca Foods Corp., Class A*^	180,318

		12,631,891

Gas Utilities (0.7%):
32,763	Northwest Natural Holding Co.	2,150,236
103,261	South Jersey Industries, Inc.^	3,311,580

		5,461,816

Health Care Equipment & Supplies (3.1%):
41,803	AngioDynamics, Inc.*^	955,617
15,834	Anika Therapeutics, Inc.*^	478,820
38,807	Cardiovascular Systems, Inc.*^	1,500,279
29,294	CONMED Corp.	2,436,675
37,644	CryoLife, Inc.*^	1,098,075
15,957	Cutera, Inc.*^	281,801
7,532	Heska Corp.*^	641,124
33,366	Integer Holdings Corp.*	2,516,464
38,214	Invacare Corp.^	319,851
43,298	Lantheus Holdings, Inc.*	1,059,935
17,565	LeMaitre Vascular, Inc.^	544,515
47,229	Meridian Bioscience, Inc.^	831,703
61,276	Merit Medical Systems, Inc.*^	3,788,694
37,603	Natus Medical, Inc.*	954,364
58,149	Neogen Corp.*^	3,337,170
68,792	OraSure Technologies, Inc.*^	767,031
21,196	Orthofix Medical, Inc.*^	1,195,666
14,943	Surmodics, Inc.*	649,722
19,119	Tactile Systems Technology, Inc.*^	1,007,954
42,729	Varex Imaging Corp.*^	1,447,659

		25,813,119

Health Care Providers & Services (2.5%):
11,193	Addus HomeCare Corp.*^	711,763
52,239	AMN Healthcare Services, Inc.*^	2,459,935
37,425	BioTelemetry, Inc.*^	2,343,554
130,204	Community Health Systems, Inc.*^	485,661
10,224	CorVel Corp.*	667,014
40,344	Cross Country Healthcare, Inc.*^	283,618
64,021	Diplomat Pharmacy, Inc.*	371,962
55,434	Ensign Group, Inc. (The)	2,837,666
32,561	LHC Group, Inc.*	3,609,711
26,718	Magellan Health Services, Inc.*	1,761,251
70,457	Owens & Minor, Inc.^	288,874
12,308	Providence Service Corp.*^	819,959
120,274	Select Medical Holdings Corp.*^	1,694,661
53,150	Tivity Health, Inc.*^	933,314
14,162	U.S. Physical Therapy, Inc.	1,487,435

		20,756,378

Health Care Technology (1.2%):
13,629	Computer Programs & Systems, Inc.^	404,645

See accompanying notes to the schedules of portfolio investments.

AZL Small Cap Stock Index Fund

Schedule of Portfolio Investments

March 31, 2019 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Health Care Technology, continued
28,932	HealthStream, Inc.*	$811,832
95,166	HMS Holdings Corp.*^	2,817,865
53,011	NextGen Healthcare, Inc.*^	892,175
45,595	Omnicell, Inc.*^	3,685,900
19,561	Tabula Rasa Healthcare, Inc.*^	1,103,632

		9,716,049

Hotels, Restaurants & Leisure (1.7%):
100,149	Belmond, Ltd., Class A*^	2,496,714
23,420	BJ’s Restaurants, Inc.^	1,107,298
18,767	Chuy’s Holdings, Inc.*^	427,325
43,138	Dave & Buster’s Entertainment, Inc.^	2,151,292
19,635	DineEquity, Inc.^	1,792,479
24,433	El Pollo Loco Holdings, Inc.*^	317,873
25,575	Fiesta Restaurant Group, Inc.*^	335,288
13,250	Monarch Casino & Resort, Inc.*	581,940
14,460	Red Robin Gourmet Burgers*	416,593
31,824	Ruth’s Hospitality Group, Inc.^	814,376
29,094	Shake Shack, Inc., Class A*^	1,720,910
32,762	Wingstop, Inc.	2,490,895

		14,652,983

Household Durables (2.1%):
9,512	Cavco Industries, Inc.*	1,117,945
27,575	Ethan Allen Interiors, Inc.^	527,510
23,395	Installed Building Products, Inc.*	1,134,658
31,026	iRobot Corp.*	3,651,450
52,275	La-Z-Boy, Inc.^	1,724,552
20,645	LGI Homes, Inc.*^	1,243,655
54,771	M.D.C. Holdings, Inc.^	1,591,645
31,123	M/I Homes, Inc.*^	828,494
40,344	Meritage Corp.*^	1,803,780
38,857	TopBuild Corp.*^	2,518,711
15,602	Universal Electronics, Inc.*	579,614
36,732	William Lyon Homes, Class A*	564,571

		17,286,585

Household Products (0.5%):
10,820	Central Garden & Pet Co.*^	276,559
46,441	Central Garden & Pet Co., Class A*^	1,079,753
15,461	WD-40 Co.^	2,619,712

		3,976,024

Industrial Conglomerates (0.2%):
39,998	Raven Industries, Inc.	1,534,723

Insurance (3.4%):
50,570	AMBAC Financial Group, Inc.*	916,328
100,990	American Equity Investment Life Holding Co.	2,728,750
21,311	Amerisafe, Inc.	1,265,873
20,428	eHealth, Inc.*	1,273,482
36,568	Employers Holdings, Inc.^	1,466,742
8,096	HCI Group, Inc.^	345,942
45,638	Horace Mann Educators Corp.^	1,606,914
33,606	James River Group Holdings	1,346,929
25,946	Navigators Group, Inc.	1,812,847
59,885	ProAssurance Corp.	2,072,620
44,031	RLI Corp.^	3,159,224
16,336	Safety Insurance Group, Inc.	1,423,519
65,939	Selective Insurance Group, Inc.^	4,172,621
26,629	Stewart Information Services Corp.	1,136,792
82,908	Third Point Reinsurance, Ltd.*	860,585
23,847	United Fire Group, Inc.	1,042,352
23,870	United Insurance Holdings Co.^	379,533
35,686	Universal Insurance Holdings, Inc.^	1,106,266

		28,117,319

Shares		Fair Value
Common Stocks, continued
Interactive Media & Services (0.1%):
28,667	Care.com, Inc.*	$566,460
43,205	QuinStreet, Inc.*^	578,515

		1,144,975

Internet & Direct Marketing Retail (0.6%):
30,173	Liquidity Services, Inc.*	232,634
23,461	PetMed Express, Inc.^	534,442
38,004	Shutterfly, Inc.*^	1,544,482
20,876	Shutterstock, Inc.^	973,448
18,347	Stamps.com, Inc.*^	1,493,629

		4,778,635

IT Services (2.1%):
41,848	Cardtronics plc*^	1,488,952
37,084	CSG Systems International, Inc.^	1,568,653
67,012	Evertec, Inc.	1,863,604
38,396	Exlservice Holdings, Inc.*	2,304,528
29,538	ManTech International Corp., Class A^	1,595,643
74,490	NIC, Inc.^	1,273,034
37,413	Perficient, Inc.*	1,024,742
44,594	Sykes Enterprises, Inc.*^	1,261,118
146,667	Travelport Worldwide, Ltd.^	2,307,072
15,614	TTEC Holdings, Inc.	565,695
56,865	Unisys Corp.*	663,615
30,736	Virtusa Corp.*^	1,642,839

		17,559,495

Leisure Products (0.4%):
99,192	Callaway Golf Co.^	1,580,128
33,896	Nautilus Group, Inc.*^	188,462
19,368	Sturm, Ruger & Co., Inc.^	1,026,891
63,857	Vista Outdoor, Inc.*^	511,495

		3,306,976

Life Sciences Tools & Services (0.8%):
37,574	Cambrex Corp.*^	1,459,750
46,282	Luminex Corp.^	1,064,949
29,036	Medpace Holdings, Inc.*^	1,712,253
105,140	Neogenomics, Inc.*^	2,151,164

		6,388,116

Machinery (5.4%):
68,482	Actuant Corp., Class A^	1,668,906
10,780	Alamo Group, Inc.^	1,077,353
32,465	Albany International Corp., Class A	2,324,169
25,527	Astec Industries, Inc.^	963,900
52,724	Barnes Group, Inc.	2,710,541
47,623	Briggs & Stratton Corp.^	563,380
35,356	Chart Industries, Inc.*^	3,200,426
22,091	CIRCOR International, Inc.*^	720,167
23,283	EnPro Industries, Inc.^	1,500,589
29,039	ESCO Technologies, Inc.^	1,946,484
67,247	Federal Signal Corp.	1,747,750
42,953	Franklin Electric Co., Inc.	2,194,469
35,923	Greenbrier Cos, Inc.^	1,157,798
88,788	Harsco Corp.*^	1,789,966
69,788	Hillenbrand, Inc.^	2,898,296
35,230	John Bean Technologies Corp.^	3,237,286
12,036	Lindsay Corp.^	1,164,964
19,373	Lydall, Inc.*^	454,491
63,395	Mueller Industries, Inc.^	1,986,799
30,043	Proto Labs, Inc.*^	3,158,721
48,608	SPX Corp.*	1,691,072
47,448	SPX FLOW, Inc.*^	1,513,591
14,166	Standex International Corp.^	1,039,784
20,294	Tennant Co.^	1,260,054
55,998	Titan International, Inc.	334,308
61,339	Wabash National Corp.	831,143

See accompanying notes to the schedules of portfolio investments.

AZL Small Cap Stock Index Fund

Schedule of Portfolio Investments

March 31, 2019 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Machinery, continued
31,032	Watts Water Technologies, Inc., Class A^	$2,508,006

		45,644,413

Marine (0.2%):
47,645	Matson, Inc.^	1,719,508

Media (0.6%):
63,134	E.W. Scripps Co. (The), Class A	1,325,814
127,452	Gannett Co., Inc.	1,343,344
60,683	New Media Investment Group, Inc.^	637,172
30,982	Scholastic Corp.^	1,231,844
24,710	TechTarget, Inc.*^	402,032

		4,940,206

Metals & Mining (0.8%):
352,105	AK Steel Holding Corp.*^	968,289
54,791	Century Aluminum Co.*	486,544
13,969	Haynes International, Inc.	458,602
18,125	Kaiser Aluminum Corp.	1,898,231
22,727	Materion Corp.	1,296,803
9,334	Olympic Steel, Inc.^	148,131
71,721	SunCoke Energy, Inc.*^	608,911
42,676	TimkenSteel Corp.*^	463,461

		6,328,972

Mortgage Real Estate Investment Trusts (1.5%):
127,395	Apollo Commercial Real Estate Finance, Inc.^	2,318,588
67,625	Armour Residential REIT, Inc.	1,320,716
97,359	Capstead Mortgage Corp.^	836,314
57,768	Granite Point Mortgage Trust, Inc.^	1,072,752
144,716	Invesco Mortgage Capital, Inc.	2,286,513
207,092	New York Mortgage Trust, Inc.^	1,261,190
76,136	PennyMac Mortgage Investment Trust+	1,576,777
108,690	Redwood Trust, Inc.	1,755,344

		12,428,194

Multiline Retail (0.3%):
44,742	Big Lots, Inc.	1,701,090
351,944	J.C. Penney Co., Inc.*^	524,397

		2,225,487

Multi-Utilities (0.4%):
73,632	Avista Corp.^	2,990,932

Oil, Gas & Consumable Fuels (2.0%):
21,209	Bonanza Creek Energy, Inc.*	481,232
94,839	Carrizo Oil & Gas, Inc.*^	1,182,642
30,634	CONSOL Energy, Inc.*	1,048,295
511,401	Denbury Resources, Inc.*	1,048,372
43,101	Green Plains Renewable Energy, Inc.^	718,925
165,240	Gulfport Energy Corp.*^	1,325,225
124,869	HighPoint Resources Corp.*^	275,960
166,774	Laredo Petroleum Holdings, Inc.*^	515,332
32,942	PAR Pacific Holdings, Inc.*^	586,697
73,930	PDC Energy, Inc.*	3,007,473
15,142	Penn Virginia Corp.*^	667,762
41,337	Renewable Energy Group, Inc.*^	907,761
6,404	REX American Resources Corp.*^	516,226
66,821	Ring Energy, Inc.*^	392,239
270,725	SRC Energy, Inc.*^	1,386,112
101,649	Whiting Petroleum Corp.*^	2,657,105

		16,717,358

Paper & Forest Products (0.6%):
43,309	Boise Cascade Co.^	1,158,949
18,248	Clearwater Paper Corp.*	355,471
47,767	Mercer International, Inc.	645,332
18,912	Neenah Paper, Inc.	1,217,176

Shares		Fair Value
Common Stocks, continued
Paper & Forest Products, continued
48,708	P.H. Glatfelter Co.^	$687,757
34,691	Schweitzer-Mauduit International, Inc.^	1,343,236

		5,407,921

Personal Products (0.6%):
494,018	Avon Products, Inc.*^	1,452,413
19,360	Inter Parfums, Inc.	1,468,843
13,254	Medifast, Inc.^	1,690,548

		4,611,804

Pharmaceuticals (1.4%):
106,455	Akorn, Inc.*^	374,722
38,611	Amphastar Pharmaceuticals, Inc.*^	788,823
9,278	ANI Pharmaceuticals, Inc.*^	654,470
73,104	Assertio Therapeutics, Inc.*^	370,637
116,595	Corcept Therapeutics, Inc.*^	1,368,825
222,793	Endo International plc*	1,789,028
75,403	Innoviva, Inc.*^	1,057,904
37,954	Lannett Co., Inc.*^	298,698
73,506	Medicines Co. (The)*	2,054,493
22,701	Phibro Animal Health Corp., Class A^	749,133
58,421	Supernus Pharmaceuticals, Inc.*^	2,047,072

		11,553,805

Professional Services (1.9%):
57,708	Exponent, Inc.	3,330,906
11,493	Forrester Research, Inc.	555,687
42,335	FTI Consulting, Inc.*^	3,252,175
21,279	Heidrick & Struggles International, Inc.	815,624
34,861	Kelly Services, Inc., Class A	769,034
63,294	Korn/Ferry International	2,834,305
45,174	Navigant Consulting, Inc.	879,538
33,232	Resources Connection, Inc.^	549,657
44,410	Trueblue, Inc.*^	1,049,852
44,158	Wageworks, Inc.*^	1,667,406

		15,704,184

Real Estate Management & Development (0.5%):
44,233	HFF, Inc., Class A^	2,112,126
25,012	Marcus & Millichap, Inc.*^	1,018,739
20,060	RE/MAX Holdings, Inc., Class A^	773,112

		3,903,977

Road & Rail (0.5%):
28,424	ArcBest Corp.^	875,175
53,079	Heartland Express, Inc.^	1,023,363
42,996	Marten Transport, Ltd.^	766,619
28,806	Saia, Inc.*^	1,760,046

		4,425,203

Semiconductors & Semiconductor Equipment (3.8%):
42,517	Advanced Energy Industries, Inc.*	2,112,245
36,001	Axcelis Technologies, Inc.*^	724,340
79,172	Brooks Automation, Inc.^	2,322,115
32,321	Cabot Microelectronics Corp.^	3,618,659
24,440	CEVA, Inc.*^	658,902
45,781	Cohu, Inc.^	675,270
45,647	Diodes, Inc.*^	1,583,951
21,520	DSP Group, Inc.*	302,786
82,939	FormFactor, Inc.*^	1,334,489
24,691	Ichor Holdings, Ltd.*	557,523
66,425	Kopin Corp.*	89,010
74,088	Kulicke & Soffa Industries, Inc.^	1,638,086
70,982	MaxLinear, Inc., Class A*^	1,812,170
27,424	Nanometrics, Inc.*^	846,853
30,758	PDF Solutions, Inc.*	379,861

See accompanying notes to the schedules of portfolio investments.

AZL Small Cap Stock Index Fund

Schedule of Portfolio Investments

March 31, 2019 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Semiconductors & Semiconductor Equipment, continued
74,220	Photronics, Inc.*^	$701,379
32,401	Power Integrations, Inc.^	2,266,126
121,041	Rambus, Inc.*^	1,264,878
34,540	Rudolph Technologies, Inc.*	787,512
73,452	Semtech Corp.*^	3,739,441
14,090	SMART Global Holdings, Inc.*^	270,528
49,510	Solaredge Technologies, Inc.*^	1,865,537
43,617	Ultra Clean Holdings, Inc.*	451,436
53,706	Veeco Instruments, Inc.*	582,173
54,323	Xperi Corp.^	1,271,158

		31,856,428

Software (2.6%):
106,791	8x8, Inc.*^	2,157,178
19,781	Agilysys, Inc.*^	418,764
39,129	Alarm.com Holding, Inc.*^	2,539,472
41,903	Bottomline Technologies, Inc.*^	2,098,921
24,440	Ebix, Inc.^	1,206,603
65,443	LivePerson, Inc.*^	1,899,156
9,320	MicroStrategy, Inc., Class A*	1,344,410
46,408	Monotype Imaging Holdings, Inc.	923,055
34,973	OneSpan, Inc.*^	672,181
50,545	Progress Software Corp.	2,242,682
37,750	Qualys, Inc.*	3,123,435
19,888	SPS Commerce, Inc.*	2,109,321
139,061	TiVo Corp.^	1,296,049

		22,031,227

Specialty Retail (3.9%):
73,575	Abercrombie & Fitch Co., Class A^	2,016,691
21,731	Asbury Automotive Group, Inc.*^	1,507,262
196,287	Ascena Retail Group, Inc.*^	211,990
39,564	Barnes & Noble Education, Inc.*^	166,169
62,116	Barnes & Noble, Inc.^	337,290
47,922	Caleres, Inc.	1,183,194
25,014	Cato Corp., Class A^	374,710
138,898	Chico’s FAS, Inc.^	593,094
18,111	Children’s Place Retail Stores, Inc. (The)	1,761,838
27,618	Conn’s, Inc.*	631,347
76,314	DSW, Inc., Class A	1,695,697
76,121	Express, Inc.*	325,798
113,387	GameStop Corp., Class A^	1,152,012
22,494	Genesco, Inc.*^	1,024,602
19,506	Group 1 Automotive, Inc.	1,262,038
63,470	Guess?, Inc.^	1,244,012
21,680	Haverty Furniture Cos., Inc.^	474,358
20,518	Hibbett Sports, Inc.*^	468,016
16,457	Kirkland’s, Inc.*^	115,693
24,985	Lithia Motors, Inc., Class A^	2,317,358
31,533	Lumber Liquidators Holdings, Inc.*^	318,483
25,472	MarineMax, Inc.*^	488,044
36,911	Monro Muffler Brake, Inc.^	3,193,539
604,260	Office Depot, Inc.^	2,193,464
49,748	Rent-A-Center, Inc.*	1,038,241
20,850	Restoration Hardware, Inc.*^	2,146,508
11,171	Shoe Carnival, Inc.	380,149
34,191	Sleep Number Corp.*^	1,606,977
26,446	Sonic Automotive, Inc., Class A^	391,665
56,045	Tailored Brands, Inc.^	439,393
32,311	The Buckle, Inc.	604,862
43,901	The Tile Shop Holdings, Inc.^	248,480
18,015	Vitamin Shoppe, Inc.*^	126,826
21,297	Zumiez, Inc.*^	530,082

		32,569,882

Shares		Fair Value
Common Stocks, continued
Technology Hardware, Storage & Peripherals (0.6%):
127,491	3D Systems Corp.*^	$1,371,803
45,858	Cray, Inc.*	1,194,601
85,075	Diebold, Inc.*	941,780
47,790	Electronics for Imaging, Inc.*^	1,285,551

		4,793,735

Textiles, Apparel & Luxury Goods (1.7%):
74,470	Crocs, Inc.*	1,917,603
50,368	Fossil Group, Inc.*^	691,049
46,808	G-III Apparel Group, Ltd.*^	1,870,448
18,325	Movado Group, Inc.^	666,664
18,947	Oxford Industries, Inc.^	1,425,951
87,284	Steven Madden, Ltd.	2,953,690
15,927	Unifi, Inc.*^	308,187
24,478	Vera Bradley, Inc.*	324,334
102,364	Wolverine World Wide, Inc.^	3,657,465

		13,815,391

Thrifts & Mortgage Finance (1.7%):
60,021	Axos Financial, Inc.*^	1,738,208
34,240	Dime Community Bancshares^	641,315
32,221	Flagstar Bancorp, Inc.^	1,060,715
30,221	HomeStreet, Inc.*^	796,323
30,364	Meta Financial Group, Inc.	597,564
74,387	NMI Holdings, Inc., Class A*^	1,924,392
52,817	Northfield Bancorp, Inc.	734,156
117,089	Northwest Bancshares, Inc.^	1,987,001
43,397	Oritani Financial Corp.^	721,692
68,442	Provident Financial Services, Inc.^	1,771,963
109,419	TrustCo Bank Corp.^	849,091
31,148	Wawlker & Dunlop, Inc.^	1,585,745

		14,408,165

Tobacco (0.2%):
27,957	Universal Corp.^	1,611,162

Trading Companies & Distributors (0.7%):
43,234	Applied Industrial Technologies, Inc.	2,571,126
17,821	DXP Enterprises, Inc.*	693,593
31,236	Kaman Corp., Class A^	1,825,432
14,087	Veritiv Corp.*^	370,770

		5,460,921

Water Utilities (0.7%):
41,480	American States Water Co.^	2,957,524
54,058	California Water Service Group	2,934,268

		5,891,792

Wireless Telecommunication Services (0.0%†):
19,901	Spok Holdings, Inc.^	271,052

Total Common Stocks (Cost $696,963,876)		818,881,032

Right (0.0%†):
Chemicals (0.0%†):
34,578	Schulman, Inc. CVR, Expires on 12/31/49*(a)	—

Total Right (Cost $–)		—

See accompanying notes to the schedules of portfolio investments.

AZL Small Cap Stock Index Fund

Schedule of Portfolio Investments

March 31, 2019 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Unaffiliated Investment Company (1.6%):
13,512,083	Dreyfus Treasury Securities Cash Management Fund, Institutional Shares, 2.27%(b)	13,512,083

Total Unaffiliated Investment Company (Cost $13,512,083)		13,512,083

Short-Term Securities Held as Collateral for Securities on Loan (27.3%)(c)
Certificates of Deposit (0.7%)
2,200,178	DZ Bank Ag Deutsche Zentral-Genossenschaftsbank, 2.72%, 4/9/19	2,200,000
2,200,348	KBC Groep NV, 2.60%, 5/7/19	2,200,000
1,300,111	Norinchukin Bank, 2.74%, 4/8/19	1,300,003

		5,700,003
Commercial Paper (0.2%)
1,993,988	Swedbank AB, 2.55%, 5/13/19	1,994,050

Floating Rate Notes (17.0%)
2,924,474	Australia & New Zealand Banking, 2.64%, 9/5/19	2,924,000
1,462,206	Australia & New Zealand Banking, 2.64%, 8/23/19	1,462,000
1,000,774	Australia & New Zealand Banking, 2.96%, 10/10/19	999,965
1,540,495	Banco Santander SA, 2.79%, 5/23/19	1,540,000
1,784,999	Bank of America Corp, 2.62%, 8/14/19	1,785,000
1,780,301	Bank of America Corp, 2.77%, 5/8/19	1,780,000
1,600,567	Bank of America Corp, 2.73%, 7/19/19	1,600,000
2,104,103	Bank of Montreal, 2.89%, 12/23/19	2,100,000
1,500,628	Bank of Montreal, 2.95%, 11/1/19	1,499,000
599,997	Bank of Montreal, 2.70%, 2/25/20	600,000
2,311,060	Bank of Nova Scotia, 2.79%, 5/24/19	2,310,000
1,127,393	Bank of Nova Scotia, 2.69%, 8/14/19	1,127,005
1,099,994	Bank of Nova Scotia, 2.69%, 2/27/20	1,100,000
405,066	Bank of Nova Scotia, 2.81%, 5/17/19	405,000
2,459,407	BNP Paribas, 2.78%, 5/21/19	2,459,000
300,036	BNP Paribas, 2.63%, 8/14/19	300,000
1,099,996	Commonwealth Bank of Australia, 2.67%, 2/24/20	1,100,000
599,998	Commonwealth Bank of Australia, 2.78%, 2/3/20	600,000
1,999,990	Cooperatieve Rabobank UA, 2.69%, 2/21/20	2,000,000
1,800,156	Cooperatieve Rabobank UA, 2.83%, 5/7/19	1,800,000
2,299,987	Credit Agricole Groupe, 2.75%, 2/26/20	2,300,000
2,240,817	Credit Agricole Groupe, 2.78%, 6/7/19	2,240,000
952,823	Credit Agricole Groupe, 2.74%, 6/3/19	952,559
2,524,220	Credit Suisse Group AG, 2.75%, 5/7/19	2,524,000
2,100,247	Credit Suisse Group AG, 2.70%, 6/28/19	2,100,000
900,252	Credit Suisse Group AG, 2.68%, 7/31/19	900,000
299,999	DNB Bank ASA, 2.72%, 2/7/20	300,000
2,202,510	Groupe BPCE, 3.01%, 1/10/20	2,200,000
2,140,116	Groupe BPCE, 2.79%, 11/7/19	2,140,283
1,421,562	Groupe BPCE, 2.91%, 1/24/20	1,421,000
2,301,249	Groupe Credit Mutuel, 2.80%, 6/4/19	2,300,000
1,900,228	Groupe Credit Mutuel, 2.63%, 8/14/19	1,900,000
1,700,132	HSBC Holdings plc, 2.81%, 2/4/20	1,700,000
899,995	HSBC Holdings plc, 2.76%, 2/12/20	900,000
453,998	HSBC Holdings plc, 2.81%, 2/7/20	454,000
400,517	HSBC Holdings plc, 3.03%, 1/10/20	400,000
353,071	HSBC Holdings plc, 2.88%, 5/10/19	353,000
299,999	HSBC Holdings plc, 2.81%, 2/7/20	300,000
1,310,299	ING Groep NV, 2.67%, 6/3/19	1,310,000
1,200,814	ING Groep NV, 2.80%, 7/26/19	1,200,000
1,356,287	JPMorgan Chase & Co, 2.73%, 4/26/19	1,356,000
899,996	JPMorgan Chase & Co, 2.69%, 3/5/20	900,000
731,997	JPMorgan Chase & Co, 2.67%, 3/13/20	732,000
500,146	JPMorgan Chase & Co, 2.90%, 7/9/19	500,000
499,998	JPMorgan Chase & Co, 2.70%, 2/24/20	500,000
499,997	JPMorgan Chase & Co, 2.69%, 11/25/19	500,000
2,267,761	Lloyds Banking Group plc, 2.77%, 5/8/19	2,267,000
1,289,463	Lloyds Banking Group plc, 2.75%, 5/15/19	1,289,000
1,209,757	Lloyds Banking Group plc, 2.78%, 7/11/19	1,209,000
1,300,752	Mitsubishi UFJ Financial Group, 2.80%, 6/11/19	1,300,000
1,201,012	Mitsubishi UFJ Financial Group, 2.81%, 8/15/19	1,200,000
2,337,183	Mizuho Financial Group Inc, 2.81%, 5/28/19	2,336,000
2,000,029	Mizuho Financial Group Inc, 2.65%, 8/27/19	2,000,000
1,000,146	Mizuho Financial Group Inc, 2.65%, 8/5/19	1,000,000
1,000,146	Mizuho Financial Group Inc, 2.65%, 8/5/19	1,000,000
864,108	National Australia Bank Ltd, 2.74%, 5/21/19	864,000
600,104	National Australia Bank Ltd, 2.65%, 2/6/20	600,000
600,057	National Australia Bank Ltd, 2.80%, 5/10/19	600,000
1,299,944	National Bank of Canada, 2.60%, 9/13/19	1,300,000
1,730,017	Nordea Bank ABP, 2.64%, 4/1/19	1,730,000
1,014,099	Nordea Bank ABP, 2.71%, 5/21/19	1,014,000
299,979	Nordea Bank ABP, 2.59%, 9/6/19	300,000
299,977	Nordea Bank ABP, 2.59%, 9/16/19	300,000
1,864,360	Oversea-Chinese Banking Corp Ltd, 2.65%, 9/4/19	1,864,000

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Short-Term Securities Held as Collateral for Securities on Loan, continued
Floating Rate Notes, continued
1,778,109	Oversea-Chinese Banking Corp Ltd, 2.97%, 4/10/19	1,778,000
1,221,995	Oversea-Chinese Banking Corp Ltd, 2.74%, 11/1/19	1,222,000
500,032	Oversea-Chinese Banking Corp Ltd, 2.53%, 4/8/19	500,012
428,063	Oversea-Chinese Banking Corp Ltd, 2.84%, 5/10/19	428,000
2,270,310	Royal Bank of Canada, 2.88%, 5/3/19	2,270,000
1,453,704	Royal Bank of Canada, 2.81%, 5/23/19	1,453,000
955,380	Royal Bank of Canada, 2.78%, 8/15/19	955,000
449,999	Royal Bank of Canada, 2.65%, 3/6/20	450,000
254,118	Royal Bank of Canada, 2.81%, 5/20/19	254,000
2,000,233	Skandinaviska Enskilda Banken Ab (Seb), 2.68%, 6/6/19	2,000,000
1,100,112	Skandinaviska Enskilda Banken Ab (Seb), 2.74%, 5/13/19	1,100,000
1,000,068	Skandinaviska Enskilda Banken Ab (Seb), 2.82%, 5/3/19	1,000,000
362,056	Skandinaviska Enskilda Banken Ab (Seb), 2.84%, 1/23/20	362,000
2,100,671	Societe Generale, 2.89%, 7/9/19	2,100,000
2,081,713	Societe Generale, 2.87%, 2/19/20	2,081,000
892,212	Societe Generale, 2.92%, 1/27/20	892,000
2,367,394	Sumitomo Mitsui Financial Gr, 2.79%, 5/2/19	2,367,000
2,001,351	Sumitomo Mitsui Financial Gr, 2.80%, 7/8/19	2,000,000
1,300,328	Sumitomo Mitsui Financial Gr, 2.66%, 8/1/19	1,300,000
301,018	Sumitomo Mitsui Financial Gr, 2.58%, 7/8/19	301,000
2,201,078	Sumitomo Mitsui Trust Holdings, Inc, 2.80%, 5/28/19	2,200,000
1,600,388	Sumitomo Mitsui Trust Holdings, Inc, 2.65%, 8/5/19	1,600,000
455,120	Sumitomo Mitsui Trust Holdings, Inc, 2.92%, 7/8/19	455,000
2,279,266	Svenska Handelsbanken AB, 2.86%, 1/22/20	2,278,000
1,292,802	Svenska Handelsbanken AB, 2.84%, 4/1/20	1,293,621
1,100,160	Svenska Handelsbanken AB, 2.73%, 5/7/19	1,100,000
900,216	Svenska Handelsbanken AB, 2.58%, 6/28/19	900,202
320,126	Svenska Handelsbanken AB, 2.69%, 8/29/19	320,000
1,400,030	Swedbank AB, 2.62%, 8/26/19	1,400,000
2,078,952	Toronto-Dominion Bank, 2.72%, 9/4/19	2,078,000
1,700,465	Toronto-Dominion Bank, 2.64%, 6/7/19	1,700,400
499,961	Toronto-Dominion Bank, 2.59%, 9/16/19	500,000
2,000,959	Toyota Motor Corp, 2.86%, 7/29/19	2,000,000
600,008	Toyota Motor Corp, 2.74%, 5/15/19	600,000
300,107	Toyota Motor Corp, 2.75%, 7/25/19	300,118
1,920,662	UBS Group AG, 2.87%, 8/9/19	1,920,000
1,800,377	US Bancorp, 2.65%, 5/13/19	1,800,000
2,321,999	Wells Fargo & Co, 2.70%, 3/20/20	2,322,000
1,450,964	Wells Fargo & Co, 2.60%, 9/13/19	1,451,000
800,450	Wells Fargo & Co, 2.82%, 5/31/19	800,000
2,541,331	Westpac Banking Corp, 2.73%, 5/29/19	2,541,000
2,400,286	Westpac Banking Corp, 2.74%, 5/24/19	2,400,034
700,118	Westpac Banking Corp, 2.81%, 8/8/19	700,000
500,081	Westpac Banking Corp, 2.81%, 7/31/19	500,000

		142,019,199
Time Deposits (4.6%)
8,610,000	Banco Santander SA, 2.40%, 4/1/19	8,610,000
10,230,000	Barclays plc, 2.60%, 4/1/19	10,230,000
4,400,000	Groupe BPCE, 2.40%, 4/1/19	4,400,000
4,310,000	Mizuho Financial Group Inc, 2.50%, 4/1/19	4,310,000
4,830,000	Royal Bank of Canada, 2.50%, 4/1/19	4,830,000
6,210,000	Skandinaviska Enskilda Banken Ab (Seb), 2.38%, 4/1/19	6,210,000

		38,590,000
Miscellaneous Investments (4.8%)
39,478,010	Short-Term Investments(d)	39,478,010

Total Short-Term Securities Held as Collateral for Securities on Loan (Cost $227,781,262)		227,781,262

Total Investment Securities (Cost $938,257,221) - 127.1%		1,060,174,377
Net other assets (liabilities) - (27.1)%		(226,157,154)

Net Assets - 100.0%		$834,017,223

Percentages indicated are based on net assets as of March 31, 2019.

CVR	-	Contingency Valued Rights

*	Non-income producing security.
^	This security or a partial position of this security was on loan as of March 31, 2019. The total value of securities on loan as of March 31, 2019, was $221,483,655.
+	Affiliated Securities
†	Represents less than 0.05%.
(a)

Security was valued using unobservable inputs in good faith pursuant to procedures approved by the Board of Trustees as of March 31, 2019. The total of all such securities represent 0.00% of the net assets of the fund.

(b)	The rate represents the effective yield at March 31, 2019.
(c)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before March 31, 2019.
(d)

Represents various short-term investments purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before March 31, 2019.

Amounts shown as “—” are either $0 or round less than $1.

See accompanying notes to the schedules of portfolio investments.

AZL Small Cap Stock Index Fund

Schedule of Portfolio Investments

March 31, 2019 (Unaudited)

Futures Contracts

Cash of $660,600 has been segregated to cover margin requirements for the following open contracts as of March 31, 2019:

Long Futures

Description	Expiration Date	Number of Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Russell 2000 Mini Index June Futures (U.S. Dollar)	6/21/19	184	$14,202,960	$(54,327)

				$(54,327)

See accompanying notes to the schedules of portfolio investments.

AZL T. Rowe Price Capital Appreciation Fund

Schedule of Portfolio Investments

March 31, 2019 (Unaudited)

Shares		Fair Value
Common Stocks (61.4%):
Auto Components (0.9%):
140,311	Aptiv plc^	$11,153,321

Banks (1.3%):
124,045	PNC Financial Services Group, Inc.	15,215,360

Beverages (0.4%):
187,839	Keurig Dr Pepper, Inc.^	5,253,857

Capital Markets (3.1%):
155,579	Intercontinental Exchange, Inc.	11,845,785
118,047	S&P Global, Inc.	24,854,796

		36,700,581

Commercial Services & Supplies (1.9%):
89,170	Republic Services, Inc., Class A	7,167,485
176,408	Waste Connections, Inc.	15,627,985

		22,795,470

Electric Utilities (3.8%):
182,924	American Electric Power Co., Inc.	15,319,885
108,316	Eversource Energy	7,685,020
41,548	NextEra Energy, Inc.	8,032,059
255,075	Xcel Energy, Inc.	14,337,766

		45,374,730

Electronic Equipment, Instruments & Components (1.5%):
224,394	TE Connectivity, Ltd.^	18,119,816

Equity Real Estate Investment Trusts (0.8%):
47,400	American Tower Corp.	9,340,644

Health Care Equipment & Supplies (6.0%):
53,248	Abbott Laboratories	4,256,645
103,948	Becton, Dickinson & Co.^	25,958,934
299,904	Danaher Corp.^	39,593,325

		69,808,904

Health Care Providers & Services (2.2%):
34,200	Anthem, Inc.	9,814,716
64,900	UnitedHealth Group, Inc.	16,047,174

		25,861,890

Hotels, Restaurants & Leisure (1.5%):
38,278	McDonald’s Corp.	7,268,992
103,650	Yum! Brands, Inc.	10,345,307

		17,614,299

Industrial Conglomerates (4.1%):
2,467,202	General Electric Co.	24,647,347
68,371	Roper Industries, Inc.	23,380,831

		48,028,178

Insurance (3.0%):
375,905	Marsh & McLennan Cos., Inc.	35,297,480

Interactive Media & Services (3.9%):
4,523	Alphabet, Inc., Class A*	5,323,073
20,888	Alphabet, Inc., Class C*	24,508,100
98,500	Facebook, Inc., Class A*	16,418,965

		46,250,138

Internet & Direct Marketing Retail (2.7%):
14,534	Amazon.com, Inc.*	25,881,421
3,700	Booking Holdings, Inc.*	6,456,167

		32,337,588

IT Services (6.2%):
66,912	Fidelity National Information Services, Inc.	7,567,747
364,376	Fiserv, Inc.*^	32,167,112
37,607	Global Payments, Inc.	5,134,108
85	MasterCard, Inc., Class A	20,013
175,556	Visa, Inc., Class A^	27,420,092

		72,309,072

Shares		Fair Value
Common Stocks, continued
Life Sciences Tools & Services (5.7%):
424,225	PerkinElmer, Inc.^	$40,878,320
96,386	Thermo Fisher Scientific, Inc.	26,382,776

		67,261,096

Machinery (2.1%):
299,031	Fortive Corp.	25,085,711

Multi-Utilities (1.4%):
592,397	NiSource, Inc.^	16,978,098

Oil, Gas & Consumable Fuels (1.2%):
42,500	Concho Resources, Inc.	4,715,800
311,051	Enterprise Products Partners LP	9,051,584

		13,767,384

Professional Services (0.6%):
62,108	Equifax, Inc.^	7,359,798

Semiconductors & Semiconductor Equipment (3.4%):
272,112	Maxim Integrated Products, Inc.	14,468,195
241,229	Texas Instruments, Inc.	25,587,160

		40,055,355

Software (3.4%):
20,800	Intuit, Inc.	5,437,328
298,700	Microsoft Corp.	35,228,678

		40,666,006

Water Utilities (0.3%):
34,603	American Water Works Co., Inc.	3,607,709

Total Common Stocks (Cost $576,596,333)		726,242,485

Preferred Stocks (3.4%):
Banks (0.4%):
100,000	JPMorgan Chase & Co., Series D, 5.75%	2,573,000
75,000	U.S. Bancorp, Series K, 5.50%	1,905,750
7,099	U.S. Bancorp, Series F, 6.50%	190,111

		4,668,861

Capital Markets (0.1%):
55,900	Charles Schwab Corp. (The), Series C, 6.00%	1,455,077
3,600	Charles Schwab Corp. (The), Series D, 5.95%	93,492
3,456	State Street Corp., Series E, 6.00%	88,404

		1,636,973

Electric Utilities (0.4%):
30,000	Alabama Power Co., Series A, 5.00%, 4/1/19	771,600
31,261	American Electric Power Co., Inc., 6.13%, 3/15/22	1,608,378
100,000	Duke Energy Corp., 5.63%, 9/15/78	2,549,000

		4,928,978

Health Care Equipment & Supplies (1.0%):
187,869	Becton Dickinson & Co., Series A, 6.13%, 5/1/19	11,612,183

Machinery (0.3%):
3,209	Fortive Corp., Series A, 5.00%, 7/1/21	3,366,401

Multi-Utilities (1.2%):
200,000	CMS Energy Corp., 5.88%, 3/1/79	5,150,001
150,000	CMS Energy Corp., 5.88%, 10/15/78	3,925,500
100,000	DTE Energy Co., Series E, 5.25%, 12/1/77	2,504,000
100,000	NiSource, Inc., Series B, 6.50%	2,635,000

		14,214,501

Total Preferred Stocks (Cost $37,434,742)		40,427,897

See accompanying notes to the schedules of portfolio investments.

AZL T. Rowe Price Capital Appreciation Fund

Schedule of Portfolio Investments

March 31, 2019 (Unaudited)

Shares		Fair Value
Convertible Preferred Stock (1.2%):
Banks (1.2%):
11,313	Wells Fargo & Co., Series L, Class A, 7.50%	$14,620,356

Total Convertible Preferred Stock (Cost $14,353,892)		14,620,356

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Asset Backed Securities (0.3%):
1,379,575	Dominos Pizza Master Issuer LLC, Class A2I, Series 2018-1A, 4.12%, 7/25/48, Callable 10/25/22 @ 100(a)	1,388,104

1,453,860	Domino’s Pizza Master Issuer LLC, Class A23, Series 2018-1A, 4.12%, 7/25/47, Callable 7/25/24 @ 100(a)	1,475,752

920,350	Wendy’s Funding LLC, Class A2I, Series 2018-1A, 3.57%, 3/15/48, Callable 3/15/22 @ 100(a)	907,484

Total Asset Backed Securities (Cost $3,716,874)		3,771,340

Bank Loans (2.4%):
Airlines (0.1%):
$1,250,000	Delta 2 Lux Sarl, 0.00%, 2/1/24	1,202,188

Chemicals (0.4%):
646,576	H.B. Fuller Co. Term Loan B1, 4.49%, 10/20/24, Callable 5/5/19 @ 100	634,252
3,923,281	Kronos, Inc./ M.A. Term Loan B-1, 5.82%, 11/1/23, Callable 5/5/19 @ 100	3,882,950

		4,517,202

Diversified Telecommunication Services (0.2%):
696,447	Zayo Group LLC Term Loan B1-1, 5.05%, 1/19/21, Callable 5/5/19 @ 100	691,969
1,250,000	Zayo Group LLC Term Loan B2-1, 4.80%, 1/19/24, Callable 5/5/19 @ 100	1,241,662

		1,933,631

Health Care Providers & Services (0.1%):
971,617	NVA Holdings, Inc. Term Loan B3-1, 5.37%, 2/2/25, Callable 5/5/19 @ 100	937,008

Health Care Technology (0.2%):
2,536,188	Change Healthcare Holdings LLC Term Loan B1, 5.49%, 3/1/24, Callable 5/5/19 @ 100	2,500,529

Insurance (0.7%):
8,661,475	HUB International, Ltd., 5.51%, 4/25/25, Callable 5/5/19 @ 100	8,365,511

IT Services (0.4%):
4,145,000	Refinitiv US Holdings, Inc. Term Loan B-1, 6.56%, 10/1/25, Callable 5/5/19 @ 100	4,021,396
712,250	Vantiv LLC Term Loan A4-1, 4.87%, 1/16/23	710,626

		4,732,022

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Bank Loans, continued
Oil, Gas & Consumable Fuels (0.1%):
$ 1,727,472	Eagleclaw Midstream Term Loan 1, 6.85%, 6/24/24, Callable 5/5/19 @ 100	$1,618,434

Pharmaceuticals (0.0%†):
73,289	Prestige Brands, Inc. Term Loan B5-1, 4.82%, 1/26/24, Callable 5/5/19 @ 100	72,407

Professional Services (0.1%):
1,697,175	Trans Union LLC Term Loan A2-1, 4.54%, 6/19/25	1,672,430

Software (0.1%):
1,240,292	CCC Information Services, Inc. Term Loan B1, 5.75%, 4/29/24, Callable 5/5/19 @ 100	1,216,268

Total Bank Loans (Cost $29,455,813)		28,767,630

Corporate Bonds (21.2%):
Aerospace & Defense (0.1%):
50,000	Moog, Inc., 5.25%, 12/1/22, Callable 5/6/19 @ 102.63(a)	50,750
1,730,000	Northrop Grumman Corp., 2.55%, 10/15/22, Callable 9/15/22 @ 100	1,710,660

		1,761,410

Airlines (0.0%†):
276,472	U.S. Airways 2010-1A PTT, Series A, 6.25%, 10/22/24	295,117

Banks (0.3%):
2,145,000	PNC Financial Services, Series S, 5.00% (US0003M+330 bps), 12/31/49, Callable 11/1/26 @ 100^	2,112,825
875,000	US BanCorp, 5.30% (US0003M+291 bps), Callable 4/15/27 @ 100	888,125

		3,000,950

Building Products (0.0%†):
280,000	Lennox International, Inc., 3.00%, 11/15/23, Callable 9/15/23 @ 100	275,071

Capital Markets (0.8%):
1,865,000	Bank of New York Mellon Corp. (The), Series E, 4.95% (US0003M+342 bps), Callable 6/20/20 @ 100	1,878,988
1,060,000	Bank of New York Mellon Corp. (The), 4.62% (US0003M+313 bps), 12/29/49, Callable 9/20/26 @ 100	1,004,350
2,025,000	Moody’s Corp., 4.25%, 2/1/29, Callable 11/1/28 @ 100	2,115,155
1,355,000	State Street Corp., Series F, 5.25% (US0003M+360 bps), Callable 9/15/20 @ 100^	1,383,794
2,655,000	State Street Corp., Series H, 5.63% (US0003M+254 bps), 12/31/99, Callable 12/15/23 @ 100	2,661,637

		9,043,924

See accompanying notes to the schedules of portfolio investments.

AZL T. Rowe Price Capital Appreciation Fund

Schedule of Portfolio Investments

March 31, 2019 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Corporate Bonds, continued
Commercial Services & Supplies (0.2%):
$ 1,775,000	Aramark Services, Inc., 5.00%, 4/1/25, Callable 4/1/20 @ 103.75^(a)	$1,814,938
685,000	Aramark Services, Inc., 5.00%, 2/1/28, Callable 2/1/23 @ 102.5^(a)	678,150

		2,493,088

Containers & Packaging (0.8%):
483,731	Berry Global, Inc., 4.43%, 2/8/20, Callable 5/5/19 @ 100	481,830
4,807,743	Beverage Packaging Holdings Luxemberg, 5.75%, 10/15/20, Callable 5/6/19 @ 100	4,807,743
826,491	Beverage Packaging Holdings Luxemberg, 6.88%, 2/15/21, Callable 5/6/19 @ 100	828,558
1,560,000	Reynolds Group Issuer, Inc., 5.94% (US0003M+350 bps), 7/15/21, Callable 5/6/19 @ 101(a)	1,565,850
1,230,000	Reynolds Group Issuer, Inc., 5.13%, 7/15/23, Callable 7/15/19 @ 102.56^(a)	1,246,913

		8,930,894

Diversified Consumer Services (0.1%):
1,075,000	Service Corp. International, 5.38%, 5/15/24, Callable 5/15/19 @ 102.69	1,103,219

Diversified Financial Services (0.1%):
970,000	Level 3 Communications, Inc., 5.38%, 8/15/22, Callable 5/6/19 @ 101.34	976,063

Diversified Telecommunication Services (0.5%):
1,225,000	Verizon Communications, 3.13%, 3/16/22	1,236,678
1,225,000	Verizon Communications, 3.79% (US0003M+100 bps), 3/16/22	1,243,547
3,589,000	Zayo Group LLC /Zayo Capital, Inc., 5.75%, 1/15/27, Callable 1/15/22 @ 102.88^(a)	3,566,568

		6,046,793

Electric Utilities (1.1%):
230,000	American Electric Power Co., Inc., Series I, 3.65%, 12/1/21	234,285
840,000	American Electric Power Co., Inc., Series J, 4.30%, 12/1/28, Callable 9/1/28 @ 100^	889,147
505,000	Edison International, 2.13%, 4/15/20^	500,857
750,000	Eversource Energy, 2.75%, 3/15/22, Callable 2/15/22 @ 100	749,435
365,000	Eversource Energy, Series N, 3.80%, 12/1/23, Callable 11/1/23 @ 100	377,698
500,000	Eversource Energy, Series L, 2.90%, 10/1/24, Callable 8/1/24 @ 100	494,968
645,000	Eversource Energy, 3.30%, 1/15/28, Callable 10/15/27 @ 100	635,586

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Corporate Bonds, continued
Electric Utilities, continued
$ 595,000	Eversource Energy, Series O, 4.25%, 4/1/29, Callable 1/1/29 @ 100	$633,204
690,000	NextEra Energy Capital Holdings, Inc., 2.90%, 4/1/22	689,286
1,000,000	NSTAR Electric Co., 3.20%, 5/15/27, Callable 2/15/27 @ 100	1,000,412
2,130	SCE Trust II, 1.06%, Callable 5/7/19 @ 25, Perpetual Bond	44,198
23,272	SCE Trust III, Series H, 0.99%, Callable 3/15/24 @ 25, Perpetual Bond	556,201
107,700	SCE Trust IV, Series J, 5.38%, 3/15/19, Callable 9/15/25 @ 25	2,374,785
18,000	SCE Trust V, Series K, 5.45%, 3/15/19, Callable 3/15/26 @ 25	403,200
25,000	SCE Trust VI, 5.00%, 3/15/19, Callable 6/26/22 @ 25	513,750
365,000	Virginia Electric & Power Co., Series A, 3.15%, 1/15/26, Callable 10/15/25 @ 100	365,124
855,000	Virginia Electric & Power Co., Series A, 3.50%, 3/15/27, Callable 12/15/26 @ 100	869,031
600,000	Wisconsin Public Service Corp., 3.35%, 11/21/21	609,629
980,000	Xcel Energy, Inc., 4.00%, 6/15/28, Callable 12/15/27 @ 100^	1,020,275

		12,961,071

Electronic Equipment, Instruments & Components (0.1%):
750,000	Amphenol Corp., 2.20%, 4/1/20	744,919
375,000	Amphenol Corp., 3.20%, 4/1/24, Callable 2/1/24 @ 100	373,874

		1,118,793

Entertainment (2.5%):
70,000	Netflix, Inc., 5.38%, 2/1/21^	72,625
230,000	Netflix, Inc., 5.50%, 2/15/22^	240,925
1,690,000	Netflix, Inc., 5.88%, 2/15/25^	1,820,975
4,685,000	Netflix, Inc., 4.38%, 11/15/26^	4,591,300
8,498,000	Netflix, Inc., 4.88%, 4/15/28	8,381,153
8,400,000	Netflix, Inc., 5.88%, 11/15/28^(a)	8,861,999
4,980,000	Netflix, Inc., 6.38%, 5/15/29^(a)	5,384,625

		29,353,602

Equity Real Estate Investment (0.1%):
385,000	Equinix, Inc., 5.38%, 1/1/22, Callable 5/6/19 @ 102.69	395,106
270,000	Equinix, Inc., 5.38%, 4/1/23, Callable 5/6/19 @ 101.79	275,063

		670,169

Equity Real Estate Investment Trusts (0.9%):
595,000	American Tower Corp., Series J, 3.30%, 2/15/21, Callable 1/15/21 @ 100	596,442
155,000	Camden Property Trust, 4.10%, 10/15/28, Callable 7/15/28 @ 100	162,690
1,530,000	Crown Castle International Corp., 4.88%, 4/15/22	1,612,348

See accompanying notes to the schedules of portfolio investments.

AZL T. Rowe Price Capital Appreciation Fund

Schedule of Portfolio Investments

March 31, 2019 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Corporate Bonds, continued
Equity Real Estate Investment Trusts, continued
$ 3,895,000	Crown Castle International Corp., 5.25%, 1/15/23	$4,179,607
2,495,000	SBA Communications Corp., 4.88%, 7/15/22, Callable 5/6/19 @ 102.44^	2,526,187
1,182,000	SBA Communications Corp., 4.00%, 10/1/22, Callable 10/1/19 @ 102^	1,184,955
891,000	SBA Communications Corp., 4.88%, 9/1/24, Callable 9/1/19 @ 103.66	897,683

		11,159,912

Food Products (0.7%):
645,000	B&G Foods, Inc., 4.63%, 6/1/21, Callable 5/6/19 @ 101.16	644,194
510,000	Conagra Brands, Inc., 3.22% (US0003M+75 bps), 10/22/20, Callable 10/22/19 @ 100	508,463
2,925,000	Conagra Brands, Inc., 3.80%, 10/22/21	2,980,370
4,220,000	Nestle Holdings, Inc., 3.10%, 9/24/21, Callable 8/24/21 @ 100(a)	4,262,200

		8,395,227

Health Care Equipment & Supplies (0.6%):
796,000	Becton Dickinson & Co., 2.68%, 12/15/19	795,684
700,000	Becton Dickinson & Co., 2.89%, 6/6/22, Callable 5/6/22 @ 100	693,632
1,080,000	Becton Dickinson & Co., 3.64% (US0003M+103 bps), 6/6/22	1,079,998
1,690,000	Becton Dickinson & Co., 3.36%, 6/6/24, Callable 4/6/24 @ 100	1,687,428
1,340,000	Hologic, Inc., 4.38%, 10/15/25, Callable 10/15/20 @ 102.19^(a)	1,328,275
905,000	Teleflex, Inc., 4.88%, 6/1/26, Callable 6/1/21 @ 102.44	920,838
1,085,000	Teleflex, Inc., 4.63%, 11/15/27, Callable 11/15/22 @ 102.31	1,075,506

		7,581,361

Health Care Providers & Servic (0.0%†):
530,000	HCA Holdings, Inc., 6.25%, 2/15/21	556,500

Health Care Providers & Services (0.6%):
375,000	Centene Corp., 5.63%, 2/15/21, Callable 5/6/19 @ 101.41	380,625
305,000	Fresenius Medical Care AG & Co. KGaA, 5.75%, 2/15/21(a)	317,200
1,185,000	HCA, Inc., 4.25%, 10/15/19	1,192,406
4,505,000	HCA, Inc., 6.50%, 2/15/20	4,634,519

		6,524,750

Hotels, Restaurants & Leisure (1.8%):
1,256,000	Cedar Fair, LP /Canada’s Wonderland Co. /Magnum Management Corp., 5.38%, 6/1/24, Callable 6/1/19 @ 102.69	1,281,120

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Corporate Bonds, continued
Hotels, Restaurants & Leisure, continued
$ 1,718,000	Cedar Fair, LP /Canada’s Wonderland Co. /Magnum Management Corp., 5.38%, 4/15/27, Callable 4/15/22 @ 102.69^	$1,726,590
690,000	Hilton Domestic Operating Co., Inc., 4.25%, 9/1/24, Callable 9/1/19 @ 102.13	687,413
1,075,000	KFC Holding Co. /Pizza Hut Holdings LLC /Taco Bell of America LLC, 5.00%, 6/1/24, Callable 6/1/19 @ 103.75(a)	1,096,500
1,440,000	KFC Holding Co. /Pizza Hut Holdings LLC /Taco Bell of America LLC, 5.25%, 6/1/26, Callable 6/1/21 @ 102.63(a)	1,454,400
5,178,000	KFC Holding Co. /Pizza Hut Holdings LLC /Taco Bell of America LLC, 4.75%, 6/1/27, Callable 6/1/22 @ 102.38^(a)	5,087,384
415,000	Marriott International, Inc., 3.24% (US0003M+65 bps), 3/8/21	416,126
525,000	Six Flags Entertainment Corp., 4.88%, 7/31/24, Callable 7/31/19 @ 103.66^(a)	517,125
190,000	Six Flags Entertainment Corp., 5.50%, 4/15/27, Callable 4/15/22 @ 102.75^(a)	187,388
540,000	Yum! Brands, Inc., 5.30%, 9/15/19	543,375
1,585,000	Yum! Brands, Inc., 3.88%, 11/1/20, Callable 8/1/20 @ 100^	1,586,981
3,569,000	Yum! Brands, Inc., 3.75%, 11/1/21, Callable 8/1/21 @ 100^	3,569,000
1,322,000	Yum! Brands, Inc., 3.88%, 11/1/23, Callable 8/1/23 @ 100^	1,315,390
1,042,000	Yum! Brands, Inc., 6.88%, 11/15/37	1,044,605
1,299,000	Yum! Brands, Inc., 5.35%, 11/1/43, Callable 5/1/43 @ 100	1,123,635

		21,637,032

Industrial Conglomerates (0.3%):
725,000	3M Co., 3.00%, 9/14/21, Callable 8/14/21 @ 100, MTN	732,066
830,000	General Electric Co., Series D, 5.00% (US0003M+333 bps), Callable 1/21/21 @ 100	786,310
1,220,000	Roper Technologies, Inc., 3.65%, 9/15/23, Callable 8/15/23 @ 100	1,234,775
1,100,000	Roper Technologies, Inc., 4.20%, 9/15/28, Callable 6/15/28 @ 100	1,136,959

		3,890,110

Insurance (0.1%):
530,000	Marsh & McLennan Cos., Inc., 2.35%, 3/6/20, Callable 2/6/20 @ 100	528,102
530,000	Marsh & McLennan Cos., Inc., 2.75%, 1/30/22, Callable 12/30/21 @ 100	529,421

See accompanying notes to the schedules of portfolio investments.

AZL T. Rowe Price Capital Appreciation Fund

Schedule of Portfolio Investments

March 31, 2019 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Corporate Bonds, continued
Insurance, continued
$200,000	Marsh & McLennan Cos., Inc., 3.30%, 3/14/23, Callable 1/14/23 @ 100	$202,737

		1,260,260

Internet & Direct Marketing Retail (0.2%):
1,800,000	Amazon.com, Inc., 2.60%, 12/5/19, Callable 11/5/19 @ 100	1,798,778

IT Services (3.2%):
4,908,298	First Data Corp., 4.61%, 7/10/22, Callable 5/5/19 @ 100	4,895,929
6,466,240	First Data Corp., 4.25%, 10/26/23	6,429,317
19,571,288	First Data Corp., 4.68%, 4/26/24, Callable 5/5/19 @ 100	19,509,834
1,190,000	Fiserv, Inc., 2.70%, 6/1/20, Callable 5/1/20 @ 100	1,186,810
730,000	Fiserv, Inc., 3.80%, 10/1/23, Callable 9/1/23 @ 100	746,224
730,000	Fiserv, Inc., 4.20%, 10/1/28, Callable 7/1/28 @ 100	749,936
265,000	Gartner, Inc., 4.61%, 3/20/22	264,006
1,645,000	Refinitiv US Holdings, Inc., 6.25%, 5/15/26, Callable 11/15/21 @ 103.13^(a)	1,667,619
2,185,000	Refinitiv US Holdings, Inc., 8.25%, 11/15/26, Callable 11/15/21 @ 104.13^(a)	2,146,763

		37,596,438

Life Sciences Tools & Services (0.6%):
1,315,000	Avantor, Inc., 6.00%, 10/1/24, Callable 10/1/20 @ 104.5(a)	1,362,669
5,492,000	Avantor, Inc., 9.00%, 10/1/25, Callable 10/1/20 @ 106.75(a)	5,945,090

		7,307,759

Machinery (0.2%):
695,000	Caterpillar Financial Services Corp., 2.25%, 12/1/19, MTN^	693,107
13,000	Fortive Corp., 1.80%, 6/15/19	12,972
915,000	Manitowoc Foodservice, Inc., 9.50%, 2/15/24, Callable 5/6/19 @ 107.13^	988,200
200,000	Xylem, Inc., 3.25%, 11/1/26, Callable 8/1/26 @ 100	195,468

		1,889,747

Media (2.4%):
345,000	CCO Holdings LLC, 5.25%, 3/15/21, Callable 5/6/19 @ 100	346,725
2,035,000	CCO Holdings LLC, 5.25%, 9/30/22, Callable 5/6/19 @ 101.75	2,073,156
770,000	CCO Holdings LLC, 5.13%, 2/15/23, Callable 5/6/19 @ 101.71	783,475
695,000	CCO Holdings LLC, 4.00%, 3/1/23, Callable 11/1/19 @ 102^(a)	691,525
1,745,000	CCO Holdings LLC, 5.13%, 5/1/23, Callable 5/6/19 @ 102.56(a)	1,779,900
970,000	CCO Holdings LLC, 5.75%, 9/1/23, Callable 5/6/19 @ 101.92	990,613
875,000	CCO Holdings LLC, 5.75%, 1/15/24, Callable 5/6/19 @ 102.88	897,969
490,000	CCO Holdings LLC, 5.88%, 4/1/24, Callable 5/6/19 @ 104.41(a)	510,825

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Corporate Bonds, continued
Media, continued
$5,149,000	CCO Holdings LLC, 5.13%, 5/1/27, Callable 5/1/22 @ 102.56^(a)	$5,168,309
7,521,000	CCO Holdings LLC, 5.00%, 2/1/28, Callable 8/1/22 @ 102.5^(a)	7,408,185
720,000	Charter Communications Operating LLC, 3.58%, 7/23/20, Callable 6/23/20 @ 100	724,696
2,045,000	Comcast Corp., 3.30%, 10/1/20	2,065,462
1,010,000	Comcast Corp., 2.74% (US0003M+33 bps), 10/1/20	1,011,219
935,000	Comcast Corp., 3.45%, 10/1/21	951,277
795,000	Comcast Corp., 2.85% (US0003M+44 bps), 10/1/21	795,948
586,000	Sirius XM Radio, Inc., 3.88%, 8/1/22, Callable 8/1/20 @ 101.94^(a)	583,070
625,000	Sirius XM Radio, Inc., 4.63%, 5/15/23, Callable 5/6/19 @ 102.31^(a)	632,031
1,405,000	Sirius XM Radio, Inc., 6.00%, 7/15/24, Callable 7/15/19 @ 103^(a)	1,455,931

		28,870,316

Multiline Retail (0.0%†):
380,000	Dollar Tree, Inc., 3.15% (US0003M+70 bps), 4/17/20, Callable 4/22/19 @ 100	379,979

Multi-Utilities (0.8%):
1,020,000	Berkshire Hathaway Energy Co., 2.40%, 2/1/20, Callable 1/1/20 @ 100^	1,017,367
150,000	Dominion Resources, Inc., 2.96%, 7/1/19	150,019
615,000	DTE Energy Co., Series D, 3.70%, 8/1/23, Callable 7/1/23 @ 100	627,957
2,625,000	DTE Energy Co., 3.80%, 3/15/27, Callable 12/15/26 @ 100^	2,645,809
2,060,000	NiSource Finance Corp., 3.49%, 5/15/27, Callable 2/15/27 @ 100	2,050,732
945,000	NiSource Finance Corp., 4.38%, 5/15/47, Callable 11/15/46 @ 100	954,865
1,705,000	NiSource, Inc., 5.65% (H15T5Y+284 bps), Callable 6/15/23 @ 100	1,691,007

		9,137,756

Oil, Gas & Consumable Fuels (0.2%):
1,020,000	Enterprise Products Operating LLC, 3.50%, 2/1/22	1,039,094
305,000	EQT Corp., 8.13%, 6/1/19	306,902
500,000	Nustar Logistics, LP, 4.80%, 9/1/20	505,000

		1,850,996

Personal Products (0.1%):
685,000	Unilever Capital Corp., 3.00%, 3/7/22	691,946

Pharmaceuticals (0.2%):
1,030,000	Elanco Animal Health, Inc., 3.91%, 8/27/21(a)	1,046,469

See accompanying notes to the schedules of portfolio investments.

AZL T. Rowe Price Capital Appreciation Fund

Schedule of Portfolio Investments

March 31, 2019 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Corporate Bonds, continued
Pharmaceuticals, continued
$ 500,000	Elanco Animal Health, Inc., 4.27%, 8/28/23, Callable 7/28/23 @ 100(a)	$514,819
1,195,000	Elanco Animal Health, Inc., 4.90%, 8/28/28, Callable 5/28/28 @ 100(a)	1,267,938

		2,829,226

Professional Services (0.2%):
2,392,280	Trans Union LLC Term Loan B-4, 4.54%, 8/9/22	2,368,358

Software (0.7%):
7,480,000	Solera LLC, 10.50%, 3/1/24, Callable 5/6/19 @ 107.88(a)	8,106,450

Specialty Retail (0.2%):
130,000	AutoZone, Inc., 1.63%, 4/21/19	129,918
540,000	AutoZone, Inc., 2.50%, 4/15/21, Callable 3/15/21 @ 100	534,554
715,000	Home Depot, Inc., 3.05% (US0003M+31 bps), 3/1/22	714,434
600,000	Home Depot, Inc., 3.25%, 3/1/22	613,251

		1,992,157

Technology Hardware, Storage & Peripherals (0.3%):
3,180,000	Apple, Inc., 1.50%, 9/12/19	3,164,055

Tobacco (0.2%):
1,000,000	Philip Morris International, Inc., 2.00%, 2/21/20	994,557
660,000	Philip Morris International, Inc., 3.07% (US0003M+42 bps), 2/21/20	659,563
1,230,000	Philip Morris International, Inc., 2.63%, 2/18/22, Callable 1/18/22 @ 100	1,227,840

		2,881,960

Wireless Telecommunication Services (0.0%†):
515,000	T-Mobile USA, Inc., 6.00%, 3/1/23, Callable 4/16/19 @ 103	529,163

Total Corporate Bonds (Cost $248,544,488)		250,430,400

Yankee Dollars (0.9%):
Auto Components (0.0%†):
580,000	Aptiv plc, 4.35%, 3/15/29, Callable 12/15/28 @ 100	588,091

Commercial Services & Supplies (0.0%†):
480,000	Waste Connections, Inc., 4.25%, 12/1/28, Callable 9/1/28 @ 100^	508,717

Diversified Financial Services (0.1%):
970,000	1011778 BC ULC New Red Finance, Inc., 4.63%, 1/15/22, Callable 5/6/19 @ 101.16(a)	973,637
400,000	Virgin Media Secured Finance plc, 5.25%, 1/15/21	412,000

		1,385,637

Electrical Equipment (0.2%):
270,000	Sensata Technologies BV, 4.88%, 10/15/23(a)	278,438
260,000	Sensata Technologies BV, 5.63%, 11/1/24^(a)	276,250
925,000	Sensata Technologies BV, 5.00%, 10/1/25(a)	938,875
600,000	Sensata Technologies UK Financing Co. plc, 6.25%, 2/15/26, Callable 2/15/21 @ 103.13(a)	634,500

		2,128,063

Household Products (0.1%):
1,450,000	Reckitt Benckiser Treasury Services plc, 3.38% (US0003M+56 bps), 6/24/22(a)	1,435,691

Insurance (0.1%):
735,000	Trinity Acquistion plc, 4.40%, 3/15/26, Callable 12/15/25 @ 100	762,445

Media (0.2%):
1,765,000	Unitymedia Kabelbw GMBH, 6.13%, 1/15/25, Callable 1/15/20 @ 103.06	1,828,981

Oil, Gas & Consumable Fuels (0.2%):
1,650,000	Shell International Finance BV, 3.07% (US0003M+45 bps), 5/11/20	1,654,172

Total Yankee Dollars (Cost $10,174,762)		10,291,797

U.S. Treasury Obligations (3.2%):
U.S. Treasury Notes (3.2%)
3,571,800	2.63%, 12/31/23	3,632,632
27,752,300	2.50%, 1/31/24	28,073,186
6,600,000	2.38%, 2/29/24	6,643,313

		38,349,131

Total U.S. Treasury Obligations (Cost $37,896,649)		38,349,131

Purchased Option (0.0%†):
Total Purchased Options (Cost $102,392)		316,388

Short-Term Securities Held as Collateral for Securities on Loan (15.2%)(b)
Certificate of Deposit (0.5%)
1,200,013	KBC Groep NV, 2.44%, 4/8/19	1,200,000
1,500,011	Landesbank Baden-Wurttemberg, 2.57%, 4/1/19	1,500,000
1,700,253	Mitsubishi UFJ Financial Group, 2.58%, 7/23/19	1,700,000
1,300,398	Mizuho Financial Group Inc, 2.70%, 5/23/19	1,300,000

		5,700,000
Commercial Paper (0.2%)
500,152	National Australia Bank Ltd, 2.67%, 8/16/19	500,000
1,592,120	Sumitomo Mitsui Trust Holdings, Inc, 2.55%, 6/7/19	1,592,407

		2,092,407
Floating Rate Notes (7.9%)
1,301,006	Australia & New Zealand Banking, 2.96%, 10/10/19	1,299,955
1,000,249	Banco Santander SA, 2.75%, 5/28/19	1,000,000
907,291	Banco Santander SA, 2.79%, 5/23/19	907,000
1,195,220	Bank of America Corp, 2.77%, 5/9/19	1,195,000
800,283	Bank of America Corp, 2.73%, 7/19/19	800,000
1,730,423	Bank of Montreal, 2.81%, 2/3/20	1,730,000
1,102,149	Bank of Montreal, 2.89%, 12/23/19	1,100,000
961,265	Bank of Montreal, 2.75%, 5/2/19	961,000
1,099,994	Bank of Nova Scotia, 2.69%, 2/27/20	1,100,000
960,379	Bank of Nova Scotia, 2.85%, 1/23/20	960,000
828,380	Bank of Nova Scotia, 2.79%, 5/24/19	828,000
641,624	Bank of Nova Scotia, 2.67%, 9/20/19	641,506
599,997	Bank of Nova Scotia, 2.77%, 2/7/20	600,000
1,525,194	BNP Paribas, 2.69%, 6/11/19	1,525,000
865,172	BNP Paribas, 2.76%, 6/4/19	865,000
699,996	BNP Paribas, 2.71%, 3/2/20	700,000
568,163	BNP Paribas, 2.88%, 4/22/19	568,000
481,057	BNP Paribas, 2.85%, 5/8/19	481,000
800,102	Commonwealth Bank of Australia, 2.79%, 8/2/19	800,005
700,381	Commonwealth Bank of Australia, 2.88%, 1/17/20	700,000
576,237	Commonwealth Bank of Australia, 2.78%, 10/10/19	576,305
400,062	Commonwealth Bank of Australia, 2.71%, 6/7/19	400,000
300,062	Commonwealth Bank of Australia, 2.86%, 7/19/19	300,000
283,027	Commonwealth Bank of Australia, 2.84%, 5/3/19	283,000
900,094	Cooperatieve Rabobank UA, 2.73%, 5/1/19	900,000
500,120	Cooperatieve Rabobank UA, 2.68%, 9/13/19	500,000

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Short-Term Securities Held as Collateral for Securities on Loan, continued
Floating Rate Notes, continued
$ 1,100,095	Credit Agricole Groupe, 2.74%, 4/23/19	$1,100,000
981,117	Credit Agricole Groupe, 2.79%, 7/24/19	981,000
547,473	Credit Agricole Groupe, 2.76%, 6/3/19	547,300
400,066	Credit Agricole Groupe, 2.80%, 5/2/19	400,000
547,473	Credit Agricole Groupe, 2.76%, 6/3/19	547,300
1,217,662	Credit Suisse Group AG, 2.97%, 10/1/19	1,217,000
999,995	Credit Suisse Group AG, 2.81%, 11/4/19	1,000,000
800,094	Credit Suisse Group AG, 2.70%, 6/28/19	800,000
600,050	Credit Suisse Group AG, 2.93%, 4/9/19	600,028
1,550,366	DNB Bank ASA, 2.81%, 1/23/20	1,550,000
1,100,524	DNB Bank ASA, 2.70%, 9/23/19	1,100,000
700,046	DNB Bank ASA, 2.86%, 4/24/19	700,000
375,998	DNB Bank ASA, 2.65%, 3/6/20	376,000
1,639,648	Groupe BPCE, 2.91%, 1/24/20	1,639,000
1,458,232	Groupe BPCE, 2.84%, 1/31/20	1,458,000
1,101,255	Groupe BPCE, 3.01%, 1/10/20	1,100,000
1,100,597	Groupe Credit Mutuel, 2.80%, 6/4/19	1,100,000
300,013	Honda Motor Co Ltd, 2.80%, 5/8/19	300,000
1,600,124	HSBC Holdings plc, 2.81%, 2/3/20	1,600,000
1,116,995	HSBC Holdings plc, 2.70%, 2/28/20	1,117,000
1,108,308	HSBC Holdings plc, 2.75%, 4/30/19	1,108,000
400,517	HSBC Holdings plc, 3.03%, 1/10/20	400,000
1,100,746	ING Groep NV, 2.80%, 7/26/19	1,100,000
1,358,027	JPMorgan Chase & Co, 2.82%, 7/25/19	1,357,000
662,123	JPMorgan Chase & Co, 2.92%, 4/11/19	662,000
1,300,439	Lloyds Banking Group plc, 2.76%, 5/10/19	1,300,000
1,164,492	Lloyds Banking Group plc, 2.71%, 8/9/19	1,164,000
777,487	Lloyds Banking Group plc, 2.78%, 7/11/19	777,000
763,274	Lloyds Banking Group plc, 2.75%, 5/15/19	763,000
1,301,097	Mitsubishi UFJ Financial Group, 2.81%, 8/15/19	1,300,000
1,200,695	Mitsubishi UFJ Financial Group, 2.80%, 6/11/19	1,200,000
1,100,174	Mizuho Financial Group Inc, 2.78%, 5/2/19	1,100,000
708,359	Mizuho Financial Group Inc, 2.81%, 5/28/19	708,000
1,000,399	National Australia Bank Ltd, 2.76%, 5/21/19	1,000,000
452,056	National Australia Bank Ltd, 2.74%, 5/21/19	452,000
800,253	National Bank of Canada, 2.75%, 5/7/19	800,000
700,071	New York Life Insurance Co, 2.77%, 4/12/19	700,031
1,235,366	Nordea Bank ABP, 2.67%, 6/13/19	1,235,006
1,209,994	Nordea Bank ABP, 2.78%, 1/28/20	1,210,000
915,022	Nordea Bank ABP, 2.86%, 4/5/19	915,014
800,232	Nordea Bank ABP, 2.66%, 6/10/19	800,000
1,260,520	Oversea-Chinese Banking Corp Ltd, 2.77%, 5/22/19	1,260,000
1,500,236	Royal Bank of Canada, 2.80%, 1/27/20	1,500,237
913,651	Royal Bank of Canada, 2.88%, 1/21/20	913,146
700,066	Royal Bank of Canada, 2.60%, 7/11/19	700,000
350,048	Royal Bank of Canada, 2.88%, 5/3/19	350,000
1,304,203	Skandinaviska Enskilda Banken Ab (Seb), 2.84%, 1/23/20	1,304,000
1,300,151	Skandinaviska Enskilda Banken Ab (Seb), 2.68%, 6/6/19	1,300,000
900,053	Skandinaviska Enskilda Banken Ab (Seb), 2.61%, 9/27/19	900,000
600,041	Skandinaviska Enskilda Banken Ab (Seb), 2.82%, 5/3/19	600,000
1,443,343	Societe Generale, 2.92%, 1/27/20	1,443,000
1,200,384	Societe Generale, 2.89%, 7/9/19	1,200,000
1,199,995	Societe Generale, 2.89%, 1/24/20	1,200,000
480,997	Societe Generale, 2.76%, 3/9/20	481,000
1,669,100	Sumitomo Mitsui Financial Gr, 2.58%, 7/8/19	1,669,000
500,080	Sumitomo Mitsui Financial Gr, 2.79%, 5/1/19	500,000
1,000,184	Sumitomo Mitsui Trust Holdings, Inc, 2.77%, 5/7/19	1,000,000
900,441	Sumitomo Mitsui Trust Holdings, Inc, 2.80%, 5/28/19	900,000
1,217,676	Svenska Handelsbanken AB, 2.86%, 1/22/20	1,217,000
1,145,426	Svenska Handelsbanken AB, 2.83%, 10/21/19	1,145,306
841,996	Svenska Handelsbanken AB, 2.77%, 2/7/20	842,000
511,081	Svenska Handelsbanken AB, 2.82%, 1/27/20	511,004
500,956	Svenska Handelsbanken AB, 3.01%, 9/6/19	500,195
356,045	Svenska Handelsbanken AB, 2.84%, 5/7/19	356,000
1,699,878	Swedbank AB, 2.59%, 9/9/19	1,700,000
1,247,107	Toronto-Dominion Bank, 2.82%, 4/17/19	1,247,068
849,066	Toronto-Dominion Bank, 2.83%, 12/3/19	848,000
257,070	Toronto-Dominion Bank, 2.77%, 6/7/19	257,000
1,100,371	US Bancorp, 2.75%, 7/23/19	1,100,000
1,301,312	Wells Fargo & Co, 2.81%, 10/23/19	1,300,000
1,099,995	Westpac Banking Corp, 2.78%, 1/27/20	1,100,000
835,109	Westpac Banking Corp, 2.73%, 5/29/19	835,000
800,256	Westpac Banking Corp, 2.73%, 9/19/19	800,000
800,096	Westpac Banking Corp, 2.74%, 5/24/19	800,011
400,064	Westpac Banking Corp, 2.79%, 8/2/19	400,029

		93,183,446
Time Deposits (2.0%)
6,100,000	Banco Santander SA, 2.40%, 4/1/19	6,100,000
8,060,000	Barclays plc, 2.60%, 4/1/19	8,060,000
4,950,000	Mizuho Financial Group Inc, 2.50%, 4/1/19	4,950,000
4,570,000	Royal Bank of Canada, 2.50%, 4/1/19	4,570,000

		23,680,000
Miscellaneous Investments (4.6%):
$ 54,755,829	Short-Term Investments(c)	54,755,829

Total Short-Term Securities Held as Collateral for Securities on Loan (Cost $179,411,682)		179,411,682

Unaffiliated Investment Company (7.1%):
83,720,100	Dreyfus Treasury Securities Cash Management Fund, Institutional Shares, 2.27%(d)	83,720,100

Total Unaffiliated Investment Company (Cost $83,720,100)		83,720,100

Total Investment Securities
(Cost $1,221,407,727) - 116.3%		1,376,349,206
Net other assets (liabilities) - (16.3)%		(192,439,877)

Net Assets - 100.0%		$1,183,909,329

Percentages indicated are based on net assets as of March 31, 2019.

See accompanying notes to the schedules of portfolio investments.

AZL T. Rowe Price Capital Appreciation Fund

Schedule of Portfolio Investments

March 31, 2019 (Unaudited)

H15T5Y	-	5 Year Treasury Constant Maturity Rate
LIBOR	-	London Interbank Offered Rate
MTN	-	Medium Term Note
US0003M	-	3 Month US Dollar LIBOR

*	Non-income producing security.
^	This security or a partial position of this security was on loan as of March 31, 2019. The total value of securities on loan as of March 31, 2019, was $175,895,746.
(a)

Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors. The sub-adviser has deemed these securities to be liquid based on procedures approved by the Board of Trustees.

(b)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before March 31, 2019.
(c)

Represents various short-term investments Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before March 31, 2019.

(d)	The rate represents the effective yield at March 31, 2019.
†	Represents less than 0.05%.

See accompanying notes to the schedules of portfolio investments.

AZL T. Rowe Price Capital Appreciation Fund

Schedule of Portfolio Investments

March 31, 2019 (Unaudited)

Option Contracts

At March 31, 2019, the Fund’s over-the-counter options purchased were as follows:

Description	Counterparty	Put/ Call	Strike Price	Expiration Date	Contracts	Notional Amount(a)	Fair Value
Congra Brands, inc.	Citigroup	Call	25.00 USD	1/17/20	731	$18,275	$316,388

Total (Cost $102,392)							$316,388

At March 31, 2019, the Fund’s over-the-counter options written were as follows:

Description	Counterparty	Put/ Call	Strike Price	Expiration Date	Contracts	Notional Amount(a)	Fair Value
Abottt Laboratories	JPMorgan Chase	Call	85.00 USD	1/17/20	346	$29,410	$(127,850)
Alphabet, Inc.	Citigroup	Call	1300.00 USD	1/17/20	58	75,400	(293,669)
Alphabet, Inc.	Citigroup	Call	1340.00 USD	1/17/20	14	18,760	(54,355)
Alphabet, Inc.	Citigroup	Call	1365.00 USD	1/17/20	52	70,980	(170,005)
Alphabet, Inc.	Citigroup	Call	1400.00 USD	1/17/20	14	19,600	(35,732)
Alphabet, Inc.	Citigroup	Call	1500.00 USD	1/17/20	14	21,000	(16,853)
Amazon.com, Inc.	Citigroup	Call	1800.00 USD	1/17/20	11	19,800	(208,229)
Amazon.com, Inc.	Citigroup	Call	2000.00 USD	1/17/20	4	8,000	(42,881)
Amazon.com, Inc.	Citigroup	Call	2025.00 USD	1/17/20	4	8,100	(39,763)
Amazon.com, Inc.	Citigroup	Call	2100.00 USD	1/17/20	4	8,400	(31,583)
Amazon.com, Inc.	Citigroup	Call	2300.00 USD	1/17/20	17	39,100	(71,374)
Amazon.com, Inc.	Credit Suisse First Boston	Call	2500.00 USD	1/17/20	7	17,500	(15,380)
Amazon.com, Inc.	Credit Suisse First Boston	Call	2600.00 USD	1/17/20	7	18,200	(11,125)
Amazon.com, Inc.	Credit Suisse First Boston	Call	2700.00 USD	1/17/20	7	18,900	(8,058)
American Electric Power Co., Inc.	Citigroup	Call	82.50 USD	1/17/20	96	7,920	(50,873)
American Electric Power Co., Inc.	Credit Suisse First Boston	Call	82.50 USD	1/17/20	10	825	(5,299)
American Electric Power Co., Inc.	Citigroup	Call	85.00 USD	1/17/20	469	39,865	(185,662)
American Electric Power Co., Inc.	Credit Suisse First Boston	Call	85.00 USD	1/17/20	10	850	(3,959)
American Tower Corp.	Credit Suisse First Boston	Call	170.00 USD	1/17/20	84	14,280	(262,779)
American Tower Corp.	Credit Suisse First Boston	Call	175.00 USD	1/17/20	179	31,325	(488,103)
American Tower Corp.	Citigroup	Call	175.00 USD	1/17/20	76	13,300	(207,240)
American Tower Corp.	Citigroup	Call	180.00 USD	1/17/20	104	18,720	(243,656)
American Tower Corp.	Citigroup	Call	200.00 USD	1/17/20	31	6,200	(33,080)
Anthem, Inc.	Citigroup	Call	300.00 USD	1/17/20	41	12,300	(79,824)
Anthem, Inc.	Citigroup	Call	310.00 USD	1/17/20	41	12,710	(62,973)
Anthem, Inc.	Citigroup	Call	330.00 USD	1/17/20	81	26,730	(73,750)
Booking Holdings, Inc.	Citigroup	Call	2075.00 USD	1/17/20	26	53,950	(142,923)
Booking Holdings, Inc.	Citigroup	Call	2100.00 USD	1/17/20	5	10,500	(24,789)
Booking Holdings, Inc.	Citigroup	Call	2125.00 USD	1/17/20	6	12,750	(26,786)
Enterprise Products Partners	Citigroup	Call	30.00 USD	1/17/20	656	19,680	(61,971)
Facebook, Inc.	JPMorgan Chase	Call	220.00 USD	1/17/20	283	62,260	(98,092)
Intuit, Inc.	Goldman Sachs	Call	260.00 USD	1/17/20	13	3,380	(32,541)
Intuit, Inc.	Citigroup	Call	260.00 USD	1/17/20	131	34,060	(327,918)
Intuit, Inc.	Citigroup	Call	270.00 USD	1/17/20	51	13,770	(101,323)
Intuit, Inc.	Goldman Sachs	Call	270.00 USD	1/17/20	13	3,510	(25,828)
McDonald’s Corp.	Citigroup	Call	195.00 USD	1/17/20	38	7,410	(35,744)
McDonald’s Corp.	Credit Suisse First Boston	Call	195.00 USD	1/17/20	70	13,650	(65,845)
McDonald’s Corp.	Citigroup	Call	200.00 USD	1/17/20	38	7,600	(27,736)
McDonald’s Corp.	Credit Suisse First Boston	Call	200.00 USD	1/17/20	70	14,000	(51,092)
Microsoft Corp.	Citigroup	Call	120.00 USD	1/17/20	157	18,840	(138,483)
Microsoft Corp.	Credit Suisse First Boston	Call	125.00 USD	1/17/20	340	42,500	(222,482)
Microsoft Corp.	Citigroup	Call	125.00 USD	1/17/20	278	34,750	(181,913)
Microsoft Corp.	Royal Bank of Canada	Call	130.00 USD	1/17/20	264	34,320	(125,145)
Microsoft Corp.	Citigroup	Call	130.00 USD	1/17/20	278	36,140	(131,781)
Microsoft Corp.	Credit Suisse First Boston	Call	130.00 USD	1/17/20	78	10,140	(36,975)
Microsoft Corp.	Citigroup	Call	135.00 USD	1/17/20	122	16,470	(41,141)
NextEra Energy, Inc.	Credit Suisse First Boston	Call	195.00 USD	1/17/20	54	10,530	(54,780)
Nextra Energy, Inc.	Credit Suisse First Boston	Call	200.00 USD	1/17/20	361	72,200	(279,228)
S&P Global, Inc.	Citigroup	Call	220.00 USD	1/17/20	59	12,980	(59,744)
S&P Global, Inc.	Citigroup	Call	230.00 USD	1/17/20	58	13,340	(36,973)
Texas Instruments, Inc.	Jeff Bank	Call	120.00 USD	1/17/20	118	14,160	(46,349)

See accompanying notes to the schedules of portfolio investments.

AZL T. Rowe Price Capital Appreciation Fund

Schedule of Portfolio Investments

March 31, 2019 (Unaudited)

Texas Instruments, Inc.	Royal Bank of Canada	Call	125.00 USD	1/17/20	544	$68,000	$(150,721)
Texas Instruments, Inc.	Goldman Sachs	Call	130.00 USD	1/17/20	24	3,120	(4,618)
Thermo Fisher Scientific, Inc.	Citigroup	Call	300.00 USD	1/17/20	68	20,400	(78,468)
UnitedHealth Group, Inc.	Citigroup	Call	270.00 USD	1/17/20	47	12,690	(53,191)
UnitedHealth Group, Inc.	Goldman Sachs	Call	270.00 USD	1/17/20	73	19,710	(82,616)
UnitedHealth Group, Inc.	Citigroup	Call	280.00 USD	1/17/20	47	13,160	(38,798)
UnitedHealth Group, Inc.	Citigroup	Call	290.00 USD	1/17/20	56	16,240	(33,312)
UnitedHealth Group, Inc.	Goldman Sachs	Call	290.00 USD	1/17/20	28	8,120	(16,656)
UnitedHealth Group, Inc.	Citigroup	Call	300.00 USD	1/17/20	83	24,900	(35,236)
UnitedHealth Group, Inc.	JPMorgan Chase	Call	310.00 USD	1/17/20	52	16,120	(15,623)
UnitedHealth Group, Inc.	Goldman Sachs	Call	310.00 USD	1/17/20	6	1,860	(1,803)
UnitedHealth Group, Inc.	Jeff Bank	Call	310.00 USD	1/17/20	156	48,360	(46,870)
Visa, Inc.	Credit Suisse First Boston	Call	150.00 USD	1/17/20	98	14,700	(161,465)
Visa, Inc.	Credit Suisse First Boston	Call	155.00 USD	1/17/20	99	15,345	(132,093)
Visa, Inc.	Credit Suisse First Boston	Call	160.00 USD	1/17/20	160	25,600	(168,786)
Visa, Inc.	Credit Suisse First Boston	Call	165.00 USD	1/17/20	136	22,440	(110,697)
Visa, Inc.	Goldman Sachs	Call	170.00 USD	1/17/20	134	22,780	(82,344)
Visa, Inc.	Credit Suisse First Boston	Call	170.00 USD	1/17/20	133	22,610	(81,730)
Visa, Inc.	Credit Suisse First Boston	Call	175.00 USD	1/17/20	133	23,275	(60,697)
Visa, Inc.	Goldman Sachs	Call	175.00 USD	1/17/20	135	23,625	(61,609)
Yum! Brands, Inc.	Citigroup	Call	100.00 USD	1/17/20	152	15,200	(103,268)
Yum! Brands, Inc.	Bank of America	Call	105.00 USD	1/17/20	136	14,280	(58,737)
Yum! Brands, Inc.	Citigroup	Call	105.00 USD	1/17/20	458	48,090	(197,807)

Total (Premiums $5,894,313)							$(6,978,782)

(a)	Notional amount is expressed as the number of contracts multiplied by the strike price of the underlying asset.

See accompanying notes to the schedules of portfolio investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS

March 31, 2019 (Unaudited)

1. Significant Accounting Policies

Consolidation of Subsidiaries

The AZL BlackRock Global Allocation Fund’s primary vehicle for gaining exposure to the commodities markets is through investment in the AZL Cayman Global Allocation Fund I, Ltd. (the “Subsidiary”), a wholly-owned and controlled subsidiary of the AZL BlackRock Global Allocation Fund formed in the Cayman Islands, which invests primarily in the commodity-related instruments.

As of March 31, 2019, the AZL BlackRock Global Allocation Fund’s aggregate investment in the Subsidiary was $6,884,508 representing 7.79% of the AZL BlackRock Global Allocation Fund’s net assets. The Subsidiary’s investments have been consolidated with those of the AZL BlackRock Global Allocation Fund.

2. Related Party Transactions

Allianz Investment Management LLC (the “Manager”) or an affiliate of the Manager serves as the investment adviser of certain underlying funds in which each Fund invests. At March 31, 2019, these underlying funds are noted as Affiliated Investment Companies in each Fund’s Schedule.

A summary of each Fund’s investments in affiliated investment companies as of March 30, 2019 is as follows:

					Net Change in
				Net	Unrealized
	Fair Value	Purchases	Proceeds from	Realized	Appreciation/	Fair Value	Shares as of	Dividend
	12/31/2018	at Cost	Sales	Gain(Loss)	Depreciation	3/31/2019	3/31/2019	Income
AZL International Index Fund
Allianz SE, Registered Shares	$10,402,532	$—	$(379,856)	$108,342	$1,011,840	$11,142,858	50,105	$—

	$10,402,532	$—	$(379,856)	$108,342	$1,011,840	$11,142,858	50,105	$—

AZL MSCI Global Equity Index Fund
Allianz SE, Registered Shares	$309,184	$—	$(9,546)	$(313)	$34,039	$333,364	1,499	$—
BlackRock Inc., Class A	167,734	—	(7,307)	1,509	13,286	175,222	410	1,409

	$476,918	$—	$(16,853)	$1,196	$47,325	$508,586	1,909	$1,409

AZL Moderate Index Strategy Fund
AZL Enhanced Bond Index Fund	$244,879,958	$195,899	$(4,487,128)	$(82,014)	$7,175,974	$247,682,689	22,723,182	$—
AZL International Index Fund, Class 2	88,598,148	—	(4,165,633)	102,591	8,713,079	93,248,185	5,946,951	—
AZL Mid Cap Index Fund, Class 2	50,637,521	24,106	(1,590,916)	(14,608)	7,280,993	56,337,096	2,591,403	—
AZL Small Cap Stock Index Fund, Class 2	24,401,994	142,859	—	—	2,812,495	27,357,348	2,016,017	—
AZL S&P 500 Index Fund, Class 2	181,690,174	1,665,264	(11,511,268)	1,319,623	23,056,993	196,220,786	11,834,788	—

	$590,207,795	$2,028,128	$(21,754,945)	$1,325,592	$49,039,534	$620,846,104	45,112,341	$—

AZL Russell 1000 Value Index Fund
BlackRock Inc., Class A	$3,490,599	$—	$(116,013)	$(42,380)	$349,586	$3,681,792	8,615	$29,324

	$3,490,599	$—	$(116,013)	$(42,380)	$349,586	$3,681,792	8,615	$29,324

AZL S&P 500 Index Fund
BlackRock Inc., Class A	$5,481,410	$45,956	$(97,328)	$18,889	$462,882	$5,911,809	13,833	$45,672

	$5,481,410	$45,956	$(97,328)	$18,889	$462,882	$5,911,809	13,833	$45,672

AZL Small Cap Stock Index Fund
PennyMac Mortgage Investment Trust	$1,271,988	$177,093	$(16,621)	$3,523	$140,794	$1,576,777	76,136	$—

	$1,271,988	$177,093	$(16,621)	$3,523	$140,794	$1,576,777	76,136	$—

3. Restricted Securities

A restricted security is a security which has been purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of 1933 (the “1933 Act”) or pursuant to the resale limitations provided by Rule 144A under the 1933 Act, or an exemption from the registration requirements of the 1933 Act. Whether a restricted security is illiquid is determined pursuant to guidelines established by the Trustees. Not all restricted securities are considered illiquid. The illiquid restricted securities held as of March 31, 2019 are identified below.

AZL BlackRock Global Allocation Fund

			Shares or		Percentage of
	Acquisition	Acquisition	Principal	Fair	Net
Security	Date(a)	Cost	Amount	Value	Assets
Fieldwood Energy LLC	4/25/18	$247,017	$941	$32,935	0.01%
Fieldwood Energy LLC	3/13/18	81,305	3,485	121,975	0.03%
Grand Rounds, Inc., Series C	3/31/15	399,608	143,925	367,009	0.10%
Inversiones Alsacia SA, 8.00%, 12/31/18	12/22/14	420,057	517,099	12,927	0.00%
Lookout, Inc.	3/4/15	63,364	5,547	55	0.00%
Lookout, Inc. Preferred Shares, Series F	9/19/14	730,222	63,925	365,012	0.10%
Palantir Technologies, Inc., Series I	3/27/14	712,042	116,157	737,597	0.19%
Quintis Pty, Ltd.	10/25/18	316,328	386,370	194,742	0.05%
Uber Technologies, Inc.	3/21/14	1,063,120	68,532	3,521,174	0.92%

(a)	Acquisition date represents the initial purchase date of the security.

AZL DFA International Core Equity Fund

			Shares or		Percentage of
	Acquisition	Acquisition	Principal	Fair	Net
Security	Date(a)	Cost	Amount	Value	Assets
Unicaja Banco SA	11/30/18	$16,888	$13,966	$15,015	0.01%

(a)	Acquisition date represents the initial purchase date of the security.

AZL Mid Cap Index Fund

			Shares or		Percentage of
	Acquisition	Acquisition	Principal	Fair	Net
Security	Date(a)	Cost	Amount	Value	Assets
Airbnb, Inc., Series D, 0.00%	4/16/14	$3,131,402	$76,914	$10,721,811	0.89%
Palantir Technologies, Inc., Series H1, 0.00%	10/25/13	237,529	67,672	429,717	0.04%
Palantir Technologies, Inc., Series H, 0.00%	10/25/13	237,529	67,672	429,717	0.04%
Palantir Technologies, Inc., Series G, 0.00%	7/9/12	702,919	229,712	1,458,672	0.12%

(a)	Acquisition date represents the initial purchase date of the security.